UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 3017 (Unaudited)

Statement of Investments

September 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.7%

	Shares	Value
Aerospace & Defense 1.2%
Textron, Inc.	47,883	$2,579,936
United Technologies Corp.	21,650	2,513,132

		5,093,068

Automobiles 1.1%
General Motors Co.	57,143	2,307,435
Honda Motor Co. Ltd.	71,600	2,122,589

		4,430,024

Banks 14.1%
Bank of America Corp.	383,590	9,720,171
BB&T Corp.	80,110	3,760,363
BOK Financial Corp.	15,010	1,337,091
Comerica, Inc.	25,095	1,913,745
Cullen/Frost Bankers, Inc.	8,900	844,788
JPMorgan Chase & Co.	140,456	13,414,952
M&T Bank Corp.	15,557	2,505,299
PNC Financial Services Group, Inc. (The)	42,956	5,789,180
US Bancorp	151,078	8,096,270
Wells Fargo & Co.	217,187	11,977,863

		59,359,722

Beverages 0.3%
PepsiCo, Inc.	9,490	1,057,471

Biotechnology 0.1%
AbbVie, Inc.	7,040	625,574

Building Products 1.1%
Johnson Controls International plc	114,152	4,599,184

Capital Markets 4.3%
Ameriprise Financial, Inc.	8,560	1,271,245
Franklin Resources, Inc.	29,960	1,333,520
Goldman Sachs Group, Inc. (The)	19,572	4,642,283
Invesco Ltd.	74,223	2,600,774
Northern Trust Corp.	49,322	4,534,171
State Street Corp.	29,663	2,834,003
T. Rowe Price Group, Inc.	6,980	632,737

		17,848,733

Communications Equipment 2.1%
Cisco Systems, Inc.	262,755	8,836,451

Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class A*	24	6,593,760
Berkshire Hathaway, Inc., Class B*	14,650	2,685,638

		9,279,398

Diversified Telecommunication Services 3.7%
AT&T, Inc.	231,286	9,059,473
CenturyLink, Inc.(a)	45,069	851,804
Level 3 Communications, Inc.*	24,660	1,314,131
Verizon Communications, Inc.	88,340	4,371,947

		15,597,355

Electric Utilities 1.3%
Edison International	33,119	2,555,793
PG&E Corp.	43,539	2,964,571

		5,520,364

Electrical Equipment 1.4%
Emerson Electric Co.	69,140	4,344,758
Hubbell, Inc.	14,602	1,694,124

		6,038,882

Electronic Equipment, Instruments & Components 1.8%
Keysight Technologies, Inc.*	73,857	3,076,883
TE Connectivity Ltd.	52,891	4,393,126

		7,470,009

Energy Equipment & Services 4.0%
Baker Hughes a GE Co.	39,667	1,452,605
Halliburton Co.	52,865	2,433,376
Helmerich & Payne, Inc.(a)	26,761	1,394,516
National Oilwell Varco, Inc.	94,950	3,392,563
Schlumberger Ltd.	115,430	8,052,397

		16,725,457

Equity Real Estate Investment Trusts (REITs) 0.5%
Weyerhaeuser Co.	61,950	2,108,158

Food & Staples Retailing 3.0%
CVS Health Corp.	58,660	4,770,231
Sysco Corp.	30,996	1,672,234
Wal-Mart Stores, Inc.	77,783	6,077,964

		12,520,429

Food Products 3.5%
Conagra Brands, Inc.	117,895	3,977,777
General Mills, Inc.	48,230	2,496,385
Kellogg Co.	40,022	2,496,172
Mondelez International, Inc., Class A	139,836	5,685,732

		14,656,066

Health Care Equipment & Supplies 3.6%
Abbott Laboratories	73,280	3,910,221
Koninklijke Philips NV	19,688	814,320
Medtronic plc	81,166	6,312,280
Zimmer Biomet Holdings, Inc.	34,030	3,984,573

		15,021,394

Health Care Providers & Services 3.1%
Cardinal Health, Inc.	34,930	2,337,516
Express Scripts Holding Co.*	45,854	2,903,475
HCA Healthcare, Inc.*	22,790	1,813,856
LifePoint Health, Inc.*	60,676	3,513,140
McKesson Corp.	16,500	2,534,565

		13,102,552

Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	17,775	1,147,732

Household Products 2.8%
Procter & Gamble Co. (The)	129,757	11,805,292

Industrial Conglomerates 3.2%
General Electric Co.	549,504	13,287,007

Insurance 3.5%
Aflac, Inc.	24,176	1,967,685
Chubb Ltd.	28,622	4,080,066
MetLife, Inc.	73,775	3,832,611
Reinsurance Group of America, Inc.	25,000	3,488,250
Unum Group	29,210	1,493,507

		14,862,119

Leisure Products 0.7%
Mattel, Inc.	191,779	2,968,739

Metals & Mining 0.5%
BHP Billiton Ltd.	95,290	1,926,478

Multiline Retail 0.8%
Target Corp.	57,989	3,421,931

Oil, Gas & Consumable Fuels 13.7%
Anadarko Petroleum Corp.	74,703	3,649,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp.	35,568	$1,629,014
Chevron Corp.	79,231	9,309,642
Cimarex Energy Co.	20,183	2,294,202
ConocoPhillips	108,053	5,408,053
Devon Energy Corp.	98,786	3,626,434
EOG Resources, Inc.	28,716	2,777,986
EQT Corp.	48,386	3,156,703
Exxon Mobil Corp.	57,017	4,674,254
Imperial Oil Ltd.	37,819	1,208,147
Noble Energy, Inc.	181,002	5,133,217
Occidental Petroleum Corp.	108,014	6,935,579
Royal Dutch Shell plc, Class B	57,330	1,763,004
TOTAL SA	112,111	6,029,707

		57,595,183

Pharmaceuticals 9.6%
Allergan plc	18,930	3,879,703
Bristol-Myers Squibb Co.	13,540	863,039
Johnson & Johnson	71,021	9,233,440
Merck & Co., Inc.	147,155	9,422,335
Pfizer, Inc.	342,320	12,220,824
Roche Holding AG	8,900	2,272,007
Teva Pharmaceutical Industries Ltd., ADR-IL	123,801	2,178,898

		40,070,246

Road & Rail 1.0%
Heartland Express, Inc.	162,006	4,063,110

Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	32,047	1,669,328
Intel Corp.	210,830	8,028,407
QUALCOMM, Inc.	72,710	3,769,286
Teradyne, Inc.	39,727	1,481,420

		14,948,441

Software 2.3%
Microsoft Corp.	35,615	2,652,961
Oracle Corp.	144,117	6,968,057

		9,621,018

Specialty Retail 1.4%
Advance Auto Parts, Inc.	41,625	4,129,200
Lowe’s Cos., Inc.	22,886	1,829,507

		5,958,707

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	4,242	653,777
Hewlett Packard Enterprise Co.	57,171	840,986
HP, Inc.	57,171	1,141,133

		2,635,896

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	47,754	1,923,531
Ralph Lauren Corp.	19,970	1,763,151

		3,686,682

Trading Companies & Distributors 0.4%
MSC Industrial Direct Co., Inc., Class A	22,340	1,688,234

Total Common Stocks (cost $348,158,384)		409,577,106

Repurchase Agreements 0.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $500,043, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $510,000.(b)	$500,000	$500,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $1,402,642, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $1,430,567.(b)	1,402,517	1,402,517
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $400,036, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $408,037.(b)	400,000	400,000

Total Repurchase Agreements (cost $2,302,517)		2,302,517

Total Investments (cost $350,460,901) — 98.2%		411,879,623
Other assets in excess of liabilities — 1.8%		7,685,873

NET ASSETS — 100.0%		$419,565,496

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $2,223,830, which as collateralized by cash used to purchase a repurchase agreement with a value of $2,302,517.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $2,302,517.

ADR	American Depositary Receipt
IL	Israel
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,472,098	AUD	1,854,582	JPMorgan Chase Bank	12/29/2017	18,857
USD	896,841	CAD	1,109,042	Morgan Stanley Co., Inc.	12/29/2017	7,498
USD	1,301,799	GBP	963,789	Morgan Stanley Co., Inc.	12/29/2017	6,705
USD	1,619,214	JPY	180,002,400	Credit Suisse International	12/29/2017	12,207

Total unrealized appreciation						45,267

USD	1,713,878	CHF	1,655,400	Credit Suisse International	12/29/2017	(6,222)
USD	5,191,379	EUR	4,379,912	UBS AG	12/29/2017	(11,574)

Total unrealized depreciation						(17,796)

Net unrealized appreciation						27,471

Currency:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,093,068	$—	$—	$5,093,068
Automobiles	2,307,435	2,122,589	—	4,430,024
Banks	59,359,722	—	—	59,359,722
Beverages	1,057,471	—	—	1,057,471
Biotechnology	625,574	—	—	625,574
Building Products	4,599,184	—	—	4,599,184
Capital Markets	17,848,733	—	—	17,848,733
Communications Equipment	8,836,451	—	—	8,836,451
Diversified Financial Services	9,279,398	—	—	9,279,398
Diversified Telecommunication Services	15,597,355	—	—	15,597,355
Electric Utilities	5,520,364	—	—	5,520,364
Electrical Equipment	6,038,882	—	—	6,038,882
Electronic Equipment, Instruments & Components	7,470,009	—	—	7,470,009
Energy Equipment & Services	16,725,457	—	—	16,725,457
Equity Real Estate Investment Trusts (REITs)	2,108,158	—	—	2,108,158
Food & Staples Retailing	12,520,429	—	—	12,520,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Century NVIT Multi Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:(continued)
Common Stocks (continued)
Food Products	$14,656,066	$—	$—	$14,656,066
Health Care Equipment & Supplies	14,207,074	814,320	—	15,021,394
Health Care Providers & Services	13,102,552	—	—	13,102,552
Hotels, Restaurants & Leisure	1,147,732	—	—	1,147,732
Household Products	11,805,292	—	—	11,805,292
Industrial Conglomerates	13,287,007	—	—	13,287,007
Insurance	14,862,119	—	—	14,862,119
Leisure Products	2,968,739	—	—	2,968,739
Metals & Mining	—	1,926,478	—	1,926,478
Multiline Retail	3,421,931	—	—	3,421,931
Oil, Gas & Consumable Fuels	49,802,472	7,792,711	—	57,595,183
Pharmaceuticals	37,798,239	2,272,007	—	40,070,246
Road & Rail	4,063,110	—	—	4,063,110
Semiconductors & Semiconductor Equipment	14,948,441	—	—	14,948,441
Software	9,621,018	—	—	9,621,018
Specialty Retail	5,958,707	—	—	5,958,707
Technology Hardware, Storage & Peripherals	2,635,896	—	—	2,635,896
Textiles, Apparel & Luxury Goods	3,686,682	—	—	3,686,682
Trading Companies & Distributors	1,688,234	—	—	1,688,234

Total Common Stocks	$394,649,001	$14,928,105	$—	$409,577,106

Forward Foreign Currency Contracts	—	45,267	—	45,267
Repurchase Agreements	—	2,302,517	—	2,302,517

Total Assets	$394,649,001	$17,275,889	$—	$411,924,890

Liabilities:
Forward Foreign Currency Contracts	$—	$(17,796)	$—	$(17,796)

Total Liabilities	$—	$(17,796)	$—	$(17,796)

Total	$394,649,001	$17,258,093	$—	$411,907,094

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation of forward foreign currency contracts	$45,267

Total		$45,267

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation of forward foreign currency contracts	$(17,796)

Total		$(17,796)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2017 (Unaudited)

American Funds NVIT Asset Allocation Fund

Investment Company 100.1%

	Shares	Value
Balanced Fund 100.1%

American Funds Asset Allocation Fund, Class 1(a)	288,524,349	$6,728,387,818

Total Investment Company (cost $5,115,883,710)		6,728,387,818

Total Investments (cost $5,115,883,710) — 100.1%		6,728,387,818
Liabilities in excess of other assets — (0.1)%		(3,464,466)

NET ASSETS — 100.0%		$6,724,923,352

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Funds NVIT Asset Allocation Fund

American Funds NVIT Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

American Funds NVIT Bond Fund

Investment Company 100.1%

	Shares	Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1(a)	249,220,809	$2,733,952,275

Total Investment Company (cost $2,717,215,572)		2,733,952,275

Total Investments (cost $2,717,215,572) — 100.1%		2,733,952,275
Liabilities in excess of other assets — (0.1)%		(1,428,219)

NET ASSETS — 100.0%		$2,732,524,056

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Funds NVIT Bond Fund

American Funds NVIT Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

American Funds NVIT Global Growth Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1(a)	12,922,267	$379,139,310

Total Investment Company (cost $319,236,999)		379,139,310

Total Investments (cost $319,236,999) — 100.1%		379,139,310
Liabilities in excess of other assets — (0.1)%		(250,220)

NET ASSETS — 100.0%		$378,889,090

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Funds NVIT Global Growth Fund

American Funds NVIT Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

American Funds NVIT Growth Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1(a)	8,412,555	$620,173,558

Total Investment Company (cost $530,244,368)		620,173,558

Total Investments (cost $530,244,368) — 100.1%		620,173,558
Liabilities in excess of other assets — (0.1)%		(371,123)

NET ASSETS — 100.0%		$619,802,435

(a)	Investments in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Funds NVIT Growth Fund

American Funds NVIT Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

American Funds NVIT Growth-Income Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Growth-Income Fund, Class 1(a)	61,953,016	$2,980,559,583

Total Investment Company (cost $2,594,006,080)		2,980,559,583

Total Investments (cost $2,594,006,080) — 100.1%		2,980,559,583
Liabilities in excess of other assets — (0.1)%		(1,528,888)

NET ASSETS — 100.0%		$2,979,030,695

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

American Funds NVIT Growth-Income Fund

American Funds NVIT Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 93.7%

	Shares	Value
Alternative Assets 93.7%
BlackRock Global Allocation VI Fund, Class I	10,878,496	$186,674,988

Total Investment Company (cost $170,102,139)		186,674,988

Short-Term Investment 5.2%

Money Market Fund 5.2%
JPMorgan U.S. Government Money Market Fund — Institutional Shares, 0.87%(a)	10,469,434	10,469,434
Total Short-Term Investment (cost $10,469,434)		10,469,434

Total Investments (cost $180,571,573) — 98.9%		197,144,422
Other assets in excess of liabilities — 1.1%		2,278,180

NET ASSETS — 100.0%		$199,422,602

(a)	Represents 7-day effective yield as of September 30, 2017.

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	284	12/2017	USD	28,093,280	390,222
S&P 500 E-Mini Index	197	12/2017	USD	24,783,585	496,467
S&P Midcap 400 E-Mini Index	10	12/2017	USD	1,795,700	76,862

					963,551

Short Contracts
Russell 2000 E-Mini Index	(2)	12/2017	USD	(149,290)	(305)

					(305)

					963,246

At September 30, 2017, the Fund has $2,131,536 segregated as collateral with the broker for open futures contracts.

Currency:

USD -	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$963,551

Total		$963,551

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(305)

Total		$(305)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund)

Common Stocks 94.9%

	Shares	Value

Aerospace & Defense 2.8%
Lockheed Martin Corp.(a)	10,298	$3,195,366
Northrop Grumman Corp.	13,766	3,960,754

		7,156,120

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	8,349	1,002,631

Banks 17.1%
Bank of America Corp.	362,353	9,182,025
Citigroup, Inc.	130,465	9,490,024
JPMorgan Chase & Co.	107,494	10,266,752
KeyCorp	74,768	1,407,134
SunTrust Banks, Inc.	42,092	2,515,839
US Bancorp	67,452	3,614,753
Wells Fargo & Co.	121,435	6,697,140

		43,173,667

Beverages 1.9%
Coca-Cola Co. (The)	27,126	1,220,941
Diageo plc	77,234	2,539,027
Dr Pepper Snapple Group, Inc.	12,220	1,081,104

		4,841,072

Capital Markets 3.5%
Goldman Sachs Group, Inc. (The)	13,643	3,235,983
Invesco Ltd.	33,762	1,183,021
Morgan Stanley	90,572	4,362,853

		8,781,857

Chemicals 2.7%
DowDuPont, Inc.	88,731	6,142,847
Praxair, Inc.	5,276	737,268

		6,880,115

Communications Equipment 0.7%
Motorola Solutions, Inc.	21,429	1,818,679

Construction Materials 0.5%
CRH plc	31,850	1,211,087

Containers & Packaging 0.5%
International Paper Co.(a)	20,231	1,149,525

Diversified Telecommunication Services 1.6%
BCE, Inc.	15,634	732,140
Verizon Communications, Inc.	67,677	3,349,335

		4,081,475

Electric Utilities 3.9%
Exelon Corp.	35,638	1,342,484
FirstEnergy Corp.	69,539	2,143,887
NextEra Energy, Inc.	25,757	3,774,688
PG&E Corp.	39,580	2,695,002

		9,956,061

Electronic Equipment, Instruments & Components 0.2%
CDW Corp.	7,483	493,878

Energy Equipment & Services 0.4%
Halliburton Co.	22,370	1,029,691

Food & Staples Retailing 0.6%
Kroger Co. (The)	80,107	1,606,947

Food Products 0.6%
General Mills, Inc.	11,320	585,923
Kellogg Co.	14,700	916,839

		1,502,762

Health Care Equipment & Supplies 3.0%
Becton Dickinson and Co.(a)	8,385	1,643,041
Koninklijke Philips NV	106,720	4,414,073
Medtronic plc	7,570	588,719
Smith & Nephew plc	55,562	1,004,655

		7,650,488

Health Care Providers & Services 6.7%
Aetna, Inc.	31,079	4,941,872
Anthem, Inc.	29,188	5,542,217
Cardinal Health, Inc.	6,670	446,356
McKesson Corp.	12,871	1,977,114
Quest Diagnostics, Inc.	14,959	1,400,761
UnitedHealth Group, Inc.	12,910	2,528,424

		16,836,744

Household Products 1.0%
Procter & Gamble Co. (The)	26,307	2,393,411

Industrial Conglomerates 4.0%
3M Co.	8,428	1,769,037
General Electric Co.	204,210	4,937,798
Honeywell International, Inc.	23,969	3,397,366

		10,104,201

Insurance 6.0%
American International Group, Inc.	73,191	4,493,196
Brighthouse Financial, Inc.*	5,691	346,013
Marsh & McLennan Cos., Inc.	23,941	2,006,495
MetLife, Inc.(a)	76,043	3,950,434
Prudential Financial, Inc.	20,641	2,194,551
Travelers Cos., Inc. (The)	18,593	2,278,014

		15,268,703

Leisure Products 0.4%
Mattel, Inc.(a)	67,634	1,046,974

Machinery 0.4%
Pentair plc	15,850	1,077,166

Media 2.3%
Comcast Corp., Class A	104,312	4,013,926
Publicis Groupe SA	25,597	1,786,981

		5,800,907

Multiline Retail 0.5%
Dollar General Corp.(a)	14,919	1,209,185

Multi-Utilities 1.1%
Public Service Enterprise Group, Inc.	57,368	2,653,270

Oil, Gas & Consumable Fuels 10.7%
Chevron Corp.	38,479	4,521,282
Enbridge, Inc.	23,974	1,003,072
Hess Corp.(a)	52,557	2,464,398
Marathon Oil Corp.	130,600	1,770,936
Marathon Petroleum Corp.	35,135	1,970,371
Occidental Petroleum Corp.	46,982	3,016,714
Royal Dutch Shell plc, Class A, ADR-NL	57,010	3,453,666
Suncor Energy, Inc.	143,931	5,041,903
TOTAL SA, ADR-FR	72,106	3,859,113

		27,101,455

Personal Products 1.0%
Unilever NV, NYRS-UK	43,343	2,558,971

Pharmaceuticals 7.9%
AstraZeneca plc	71,750	4,783,298
Johnson & Johnson	10,346	1,345,083
Merck & Co., Inc.	77,145	4,939,594

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund)

Common Stocks (continued)

	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	252,028	$8,997,400

		20,065,375

Professional Services 1.3%
Equifax, Inc.	3,120	330,689
Experian plc	60,764	1,220,733
Nielsen Holdings plc	40,972	1,698,289

		3,249,711

Road & Rail 0.6%
Union Pacific Corp.	12,070	1,399,758

Semiconductors & Semiconductor Equipment 2.0%
QUALCOMM, Inc.	42,638	2,210,354
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW(a)	75,087	2,819,517

		5,029,871

Software 5.2%
Constellation Software, Inc.	1,670	911,109
Microsoft Corp.	65,577	4,884,831
Oracle Corp.	152,526	7,374,632

		13,170,572

Specialty Retail 0.5%
Lowe’s Cos., Inc.	15,980	1,277,441

Technology Hardware, Storage & Peripherals 1.6%
Lenovo Group Ltd.	1,660,000	917,657
Samsung Electronics Co. Ltd., GDR-KR Reg. S(b)	2,709	3,071,909

		3,989,566

Tobacco 0.8%
Altria Group, Inc.	15,146	960,559
Philip Morris International, Inc.	8,771	973,669

		1,934,228

Wireless Telecommunication Services 0.5%
SK Telecom Co. Ltd., ADR-KR(a)	51,934	1,277,057

Total Common Stocks (cost $201,530,317)		239,780,621

Short-Term Investment 2.6%

	Shares	Value
Money Market Fund 2.6%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.21%,(c)	6,704,764	6,707,446

Total Short-Term Investment (cost $6,707,309)		6,707,446

Repurchase Agreement 0.3%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $636,938, collateralized by U.S. Government Agency Securities, ranging from 1.48% — 4.00%, maturing 12/15/2039 — 09/20/2067; total market value$649,619.	$636,881	636,881

Total Repurchase Agreement (cost $636,881)		$636,881

Total Investments (cost $208,874,507) — 97.8%		247,124,948
Other assets in excess of liabilities — 2.2%		5,540,445

NET ASSETS — 100.0%		$252,665,393

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $8,794,418, which was collateralized by cash used to purchase repurchase agreements with a total value of $636,881 and by $8,287,143 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.63% and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $8,924,024.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $3,071,909 which represents 1.22% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2017.

ADR	American Depositary Receipt
FR	France
GDR	Global Depositary Receipt
KR	South Korea
NL	Netherlands
NYRS	New York Registry Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
TW	Taiwan
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,156,120	$—	$—	$7,156,120
Air Freight & Logistics	1,002,631	—	—	1,002,631
Banks	43,173,667	—	—	43,173,667
Beverages	2,302,045	2,539,027	—	4,841,072
Capital Markets	8,781,857	—	—	8,781,857
Chemicals	6,880,115	—	—	6,880,115
Communications Equipment	1,818,679	—	—	1,818,679
Construction Materials	—	1,211,087	—	1,211,087
Containers & Packaging	1,149,525	—	—	1,149,525
Diversified Telecommunication Services	4,081,475	—	—	4,081,475
Electric Utilities	9,956,061	—	—	9,956,061
Electronic Equipment, Instruments & Components	493,878	—	—	493,878
Energy Equipment & Services	1,029,691	—	—	1,029,691
Food & Staples Retailing	1,606,947	—	—	1,606,947
Food Products	1,502,762	—	—	1,502,762
Health Care Equipment & Supplies	2,231,760	5,418,728	—	7,650,488
Health Care Providers & Services	16,836,744	—	—	16,836,744

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

BlackRock NVIT Equity Dividend Fund

(formerly, Invesco NVIT Comstock Value Fund)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Products	$2,393,411	$—	$—	$2,393,411
Industrial Conglomerates	10,104,201	—	—	10,104,201
Insurance	15,268,703	—	—	15,268,703
Leisure Products	1,046,974	—	—	1,046,974
Machinery	1,077,166	—	—	1,077,166
Media	4,013,926	1,786,981	—	5,800,907
Multiline Retail	1,209,185	—	—	1,209,185
Multi-Utilities	2,653,270	—	—	2,653,270
Oil, Gas & Consumable Fuels	27,101,455	—	—	27,101,455
Personal Products	2,558,971	—	—	2,558,971
Pharmaceuticals	15,282,077	4,783,298	—	20,065,375
Professional Services	2,028,978	1,220,733	—	3,249,711
Road & Rail	1,399,758	—	—	1,399,758
Semiconductors & Semiconductor Equipment	5,029,871	—	—	5,029,871
Software	13,170,572	—	—	13,170,572
Specialty Retail	1,277,441	—	—	1,277,441
Technology Hardware, Storage & Peripherals	—	3,989,566	—	3,989,566
Tobacco	1,934,228	—	—	1,934,228
Wireless Telecommunication Services	1,277,057	—	—	1,277,057

Total Common Stocks	$218,831,201	$20,949,420	$—	$239,780,621

Short-Term Investment	6,707,446	—	—	6,707,446
Repurchase Agreement	—	636,881	—	636,881

Total Assets	$225,538,647	$21,586,301	$—	$247,124,948

Total	$225,538,647	$21,586,301	$—	$247,124,948

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 93.1%

	Principal Amount	Value

Aerospace & Defense 1.2%
Engility Corp., 8.88%, 09/01/2024	$325,000	$356,687
TransDigm, Inc., 6.00%, 07/15/2022	625,000	648,438
6.50%, 07/15/2024	500,000	516,250
6.50%, 05/15/2025	475,000	489,250

		2,010,625

Automotive 2.6%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(a)	400,000	409,000
Allison Transmission, Inc., 5.00%, 10/01/2024(a)	200,000	207,570
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(a)	400,000	403,500
BCD Acquisition, Inc., 9.63%, 09/15/2023(a)	350,000	385,000
Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025(a)	150,000	158,156
6.50%, 06/01/2026(a)	325,000	351,000
Gates Global LLC, 6.00%, 07/15/2022(a)	850,000	873,375
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026	275,000	286,687
4.88%, 03/15/2027	125,000	128,685
IHO Verwaltungs GmbH, 4.50%, 09/15/2023(a)(b)	250,000	254,375
4.75%, 09/15/2026(a)(b)	525,000	534,844
Motors Liquidation Co., 7.40%, 09/01/2025(c)(d)(e)(f)	2,500,000	0
Tenneco, Inc., 5.00%, 07/15/2026	50,000	51,250
TI Group Automotive Systems LLC, 8.75%, 07/15/2023(a)	425,000	450,500

		4,493,942

Banking 0.9%
Ally Financial, Inc., 4.13%, 02/13/2022	400,000	413,240
5.75%, 11/20/2025	1,075,000	1,165,515

		1,578,755

Building Materials 2.0%
Allegion US Holding Co., Inc., 5.75%, 10/01/2021	225,000	231,480
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/2021(a)	109,000	111,452
5.75%, 12/15/2023(a)	50,000	53,250
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/2025(a)	175,000	179,594
HD Supply, Inc., 5.75%, 04/15/2024(a)	325,000	347,750
Masonite International Corp., 5.63%, 03/15/2023(a)	150,000	156,983
NCI Building Systems, Inc., 8.25%, 01/15/2023(a)	200,000	214,500
Ply Gem Industries, Inc., 6.50%, 02/01/2022	200,000	208,310
RSI Home Products, Inc., 6.50%, 03/15/2023(a)	550,000	577,500
Standard Industries, Inc., 6.00%, 10/15/2025(a)	275,000	300,014
5.00%, 02/15/2027(a)	650,000	677,625
USG Corp., 4.88%, 06/01/2027(a)	275,000	287,031

		3,345,489

Cable Satellite 7.9%
Altice US Finance I Corp., 5.50%, 05/15/2026(a)	250,000	263,672
Cablevision Systems Corp., 5.88%, 09/15/2022	350,000	362,250
CCO Holdings LLC, 5.13%, 02/15/2023	250,000	258,125
5.75%, 09/01/2023	225,000	233,438
5.75%, 01/15/2024	775,000	805,031
5.38%, 05/01/2025(a)	125,000	129,546
5.75%, 02/15/2026(a)	450,000	471,825
5.50%, 05/01/2026(a)	175,000	181,344
5.13%, 05/01/2027(a)	125,000	126,719
5.00%, 02/01/2028(a)	475,000	473,361
Cequel Communications Holdings I LLC, 5.13%, 12/15/2021(a)	550,000	559,625
7.75%, 07/15/2025(a)	475,000	524,875
CSC Holdings LLC, 10.13%, 01/15/2023(a)	325,000	374,969
5.25%, 06/01/2024	225,000	227,531
10.88%, 10/15/2025(a)	175,000	216,344
5.50%, 04/15/2027(a)	575,000	598,000
DISH DBS Corp., 5.88%, 07/15/2022	825,000	876,563
5.00%, 03/15/2023	75,000	76,641
5.88%, 11/15/2024	225,000	235,828
7.75%, 07/01/2026	125,000	143,521
Intelsat Jackson Holdings SA, 7.50%, 04/01/2021	600,000	568,500
5.50%, 08/01/2023	675,000	572,062
8.00%, 02/15/2024(a)	300,000	322,500
9.75%, 07/15/2025(a)	175,000	176,750
Sirius XM Radio, Inc., 6.00%, 07/15/2024(a)	725,000	780,281
5.38%, 07/15/2026(a)	675,000	710,438
Unitymedia GmbH, 6.13%, 01/15/2025(a)	725,000	773,031
Virgin Media Finance plc, 6.00%, 10/15/2024(a)	200,000	210,250
5.75%, 01/15/2025(a)	75,000	77,719
Virgin Media Secured Finance plc, 5.25%, 01/15/2026(a)	825,000	859,031
5.50%, 08/15/2026(a)	375,000	395,156
Ziggo Bond Finance BV, 5.88%, 01/15/2025(a)	200,000	208,500
6.00%, 01/15/2027(a)	200,000	207,000
Ziggo Secured Finance BV, 5.50%, 01/15/2027(a)	500,000	512,345

		13,512,771

Chemicals 2.0%
Alpha 3 BV, 6.25%, 02/01/2025(a)	425,000	432,437
Compass Minerals International, Inc., 4.88%, 07/15/2024(a)	425,000	417,562
Eco Services Operations LLC, 8.50%, 11/01/2022(a)	325,000	338,813
Hexion, Inc., 6.63%, 04/15/2020	575,000	514,625
Koppers, Inc., 6.00%, 02/15/2025(a)	175,000	188,125
Platform Specialty Products Corp., 6.50%, 02/01/2022(a)	1,175,000	1,217,594
PQ Corp., 6.75%, 11/15/2022(a)	125,000	135,313
Versum Materials, Inc., 5.50%, 09/30/2024(a)	150,000	159,000

		3,403,469

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value

Construction Machinery 0.8%
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/2025(a)	$125,000	$132,187
United Rentals North America, Inc., 5.88%, 09/15/2026	275,000	298,719
5.50%, 05/15/2027	275,000	293,219
4.88%, 01/15/2028	400,000	402,000
4.88%, 01/15/2028	200,000	201,000

		1,327,125

Consumer Cyclical Services 0.7%
GW Honos Security Corp., 8.75%, 05/15/2025(a)	150,000	159,937
Hearthside Group Holdings LLC, 6.50%, 05/01/2022(a)	350,000	357,875
KAR Auction Services, Inc., 5.13%, 06/01/2025(a)	300,000	312,000
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(a)	150,000	154,125
7.45%, 08/15/2027	175,000	191,188

		1,175,125

Consumer Products 2.1%
FGI Operating Co. LLC, 7.88%, 05/01/2020(d)	550,000	357,500
First Quality Finance Co., Inc., 4.63%, 05/15/2021(a)	750,000	757,725
5.00%, 07/01/2025(a)	50,000	51,562
Party City Holdings, Inc., 6.13%, 08/15/2023(a)	500,000	520,000
Prestige Brands, Inc., 5.38%, 12/15/2021(a)	700,000	721,000
6.38%, 03/01/2024(a)	350,000	376,250
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	50,000	52,750
Spectrum Brands, Inc., 6.13%, 12/15/2024	175,000	187,469
5.75%, 07/15/2025	300,000	319,500
Springs Industries, Inc., 6.25%, 06/01/2021	176,000	181,500

		3,525,256

Diversified Manufacturing 0.7%
Entegris, Inc., 6.00%, 04/01/2022(a)	475,000	496,375
WESCO Distribution, Inc., 5.38%, 12/15/2021	700,000	722,750

		1,219,125

Environmental 0.0%†
Wrangler Buyer Corp., 6.00%, 10/01/2025(a)	50,000	50,875

Finance Companies 2.0%
Navient Corp., 5.50%, 01/25/2023	175,000	177,188
7.25%, 09/25/2023	125,000	135,781
6.13%, 03/25/2024	50,000	51,550
5.88%, 10/25/2024	825,000	837,375
Park Aerospace Holdings Ltd., 5.25%, 08/15/2022(a)	100,000	104,000
4.50%, 03/15/2023(a)	125,000	124,826
5.50%, 02/15/2024(a)	900,000	945,000
Quicken Loans, Inc., 5.75%, 05/01/2025(a)	950,000	997,500

		3,373,220

Food & Beverage 1.9%
Acosta, Inc., 7.75%, 10/01/2022(a)	550,000	396,000
Aramark Services, Inc., 5.13%, 01/15/2024	450,000	$477,562
5.00%, 04/01/2025(a)	200,000	212,750
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(a)	275,000	288,750
Performance Food Group, Inc., 5.50%, 06/01/2024(a)	75,000	77,438
Post Holdings, Inc., 5.50%, 03/01/2025(a)	125,000	129,687
5.00%, 08/15/2026(a)	700,000	698,250
5.75%, 03/01/2027(a)	475,000	489,250
US Foods, Inc., 5.88%, 06/15/2024(a)	475,000	497,563

		3,267,250

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., 10.38%, 09/15/2007(c)(d)(e)	100,000	0

Gaming 4.3%
Boyd Gaming Corp., 6.88%, 05/15/2023	425,000	454,486
6.38%, 04/01/2026	175,000	190,969
Chester Downs & Marina LLC, 9.25%, 02/01/2020(a)	450,000	455,625
CRC Escrow Issuer LLC, 5.25%, 10/15/2025(a)	750,000	750,000
Eldorado Resorts, Inc., 6.00%, 04/01/2025	300,000	315,000
GLP Capital LP, 5.38%, 04/15/2026	125,000	136,406
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	225,000	243,805
MGM Resorts International, 7.75%, 03/15/2022	375,000	437,812
6.00%, 03/15/2023	425,000	468,563
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(a)	525,000	557,812
Penn National Gaming, Inc., 5.63%, 01/15/2027(a)	200,000	207,500
Pinnacle Entertainment, Inc., 5.63%, 05/01/2024	475,000	485,688
Rivers Pittsburgh Borrower LP, 6.13%, 08/15/2021(a)	425,000	429,250
Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021(a)	850,000	858,500
Seminole Tribe of Florida, Inc., 7.80%, 10/01/2020(a)	475,000	479,750
Station Casinos LLC, 5.00%, 10/01/2025(a)	300,000	300,720
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 05/15/2025(a)	275,000	270,188
Wynn Las Vegas LLC, 5.25%, 05/15/2027(a)	325,000	331,091

		7,373,165

Healthcare 10.0%
Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	75,000	78,750
6.50%, 03/01/2024	600,000	644,250
Air Medical Group Holdings, Inc., 6.38%, 05/15/2023(a)	625,000	601,562
Avantor, Inc., 6.00%, 10/01/2024(a)	175,000	179,375
9.00%, 10/01/2025(a)	400,000	409,252
Community Health Systems, Inc., 5.13%, 08/01/2021	175,000	172,812
6.88%, 02/01/2022	625,000	490,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Healthcare (continued)
Community Health Systems, Inc., (continued) 6.25%, 03/31/2023	$325,000	$319,313
Envision Healthcare Corp., 5.13%, 07/01/2022(a)	500,000	518,750
5.63%, 07/15/2022	325,000	338,812
6.25%, 12/01/2024(a)	275,000	294,938
HCA, Inc., 5.88%, 05/01/2023	100,000	108,750
5.00%, 03/15/2024	700,000	745,500
5.25%, 04/15/2025	900,000	973,125
5.88%, 02/15/2026	700,000	751,625
5.25%, 06/15/2026	875,000	942,812
IASIS Healthcare LLC, 8.38%, 05/15/2019	450,000	451,744
LifePoint Health, Inc., 5.38%, 05/01/2024	225,000	234,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(a)	1,125,000	1,209,375
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/2022(a)	1,500,000	1,470,000
Quintiles IMS, Inc., 5.00%, 10/15/2026(a)	275,000	291,500
SP Finco LLC, 6.75%, 07/01/2025(a)	550,000	517,000
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/2023(a)	875,000	910,000
Sterigenics-Nordion Topco LLC, 8.13%, 11/01/2021(a)(b)	475,000	484,500
Team Health Holdings, Inc., 6.38%, 02/01/2025(a)	1,000,000	947,500
Teleflex, Inc., 5.25%, 06/15/2024	300,000	317,250
4.88%, 06/01/2026	50,000	51,875
Tenet Healthcare Corp., 4.38%, 10/01/2021	300,000	304,125
7.50%, 01/01/2022(a)	75,000	79,407
6.75%, 06/15/2023	850,000	816,000
4.63%, 07/15/2024(a)	175,000	173,418
5.13%, 05/01/2025(a)	425,000	419,156
7.00%, 08/01/2025(a)	100,000	94,000
Vizient, Inc., 10.38%, 03/01/2024(a)	575,000	660,531

		17,001,632

Hotels, Restaurants & Leisure 0.2%
Hilton Worldwide Finance LLC, 4.63%, 04/01/2025	250,000	257,500
RHP Hotel Properties LP, 5.00%, 04/15/2023	75,000	77,625

		335,125

Independent Energy 5.5%
Antero Resources Corp., 5.63%, 06/01/2023	250,000	260,625
5.00%, 03/01/2025	400,000	406,000
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/2022(a)	350,000	375,375
Callon Petroleum Co., 6.13%, 10/01/2024	320,000	331,200
Carrizo Oil & Gas, Inc., 7.50%, 09/15/2020	150,000	153,188
6.25%, 04/15/2023	225,000	228,375
8.25%, 07/15/2025	125,000	135,781
Chesapeake Energy Corp., 5.38%, 06/15/2021	200,000	190,500
8.00%, 12/15/2022(a)	244,000	262,910
5.75%, 03/15/2023	225,000	207,562
8.00%, 01/15/2025(a)	75,000	75,750
8.00%, 06/15/2027(a)	300,000	297,000
Continental Resources, Inc., 4.50%, 04/15/2023	300,000	300,750
CrownRock LP, 7.75%, 02/15/2023(a)	125,000	133,437
Diamondback Energy, Inc., 4.75%, 11/01/2024	125,000	127,500
EP Energy LLC, 6.38%, 06/15/2023	100,000	61,500
8.00%, 11/29/2024(a)	275,000	277,750
Gulfport Energy Corp., 6.63%, 05/01/2023	250,000	253,125
6.00%, 10/15/2024	100,000	100,750
6.38%, 05/15/2025	150,000	151,875
Laredo Petroleum, Inc., 5.63%, 01/15/2022	200,000	201,500
7.38%, 05/01/2022	175,000	181,125
6.25%, 03/15/2023	125,000	128,750
Oasis Petroleum, Inc., 6.88%, 03/15/2022	425,000	432,438
Parsley Energy LLC, 5.38%, 01/15/2025(a)	100,000	102,125
5.25%, 08/15/2025(a)	75,000	76,219
PDC Energy, Inc., 6.13%, 09/15/2024	225,000	235,125
QEP Resources, Inc., 6.88%, 03/01/2021	225,000	236,812
5.25%, 05/01/2023	75,000	72,938
Range Resources Corp., 5.00%, 08/15/2022(a)	100,000	99,875
4.88%, 05/15/2025	448,000	441,280
Rice Energy, Inc., 6.25%, 05/01/2022	275,000	287,375
RSP Permian, Inc., 6.63%, 10/01/2022	125,000	131,094
5.25%, 01/15/2025(a)	200,000	203,000
SM Energy Co., 5.00%, 01/15/2024	325,000	306,312
5.63%, 06/01/2025	25,000	23,750
6.75%, 09/15/2026	100,000	100,000
Southwestern Energy Co., 4.10%, 03/15/2022	250,000	240,313
7.50%, 04/01/2026	75,000	78,000
7.75%, 10/01/2027	350,000	363,125
Ultra Resources, Inc., 6.88%, 04/15/2022(a)	100,000	102,000
7.13%, 04/15/2025(a)	225,000	227,250
Whiting Petroleum Corp., 6.25%, 04/01/2023	325,000	319,719
WPX Energy, Inc., 7.50%, 08/01/2020	34,000	36,975
8.25%, 08/01/2023	125,000	140,156
5.25%, 09/15/2024	250,000	250,625

		9,348,834

Industrial — Other 0.9%
Anixter, Inc., 5.50%, 03/01/2023	200,000	217,500
Belden, Inc., 5.25%, 07/15/2024(a)	225,000	234,563
Hillman Group, Inc. (The), 6.38%, 07/15/2022(a)	750,000	746,250
JPW Industries Holding Corp., 9.00%, 10/01/2024(a)	250,000	256,250

		1,454,563

Insurance — P&C 2.0%
Ardonagh Midco 3 plc, 8.63%, 07/15/2023(a)	450,000	473,625
AssuredPartners, Inc., 7.00%, 08/15/2025(a)	500,000	511,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Insurance — P&C (continued)
Hub Holdings LLC, 8.13%, 07/15/2019(a)(b)	$725,000	$726,812
HUB International Ltd., 7.88%, 10/01/2021(a)	625,000	650,781
NFP Corp., 6.88%, 07/15/2025(a)	475,000	482,125
USIS Merger Sub, Inc., 6.88%, 05/01/2025(a)	550,000	560,313

		3,405,531

Leisure 1.1%
AMC Entertainment Holdings, Inc., 5.88%, 11/15/2026	175,000	172,594
6.13%, 05/15/2027	75,000	74,062
Cedar Fair LP, 5.38%, 04/15/2027(a)	150,000	157,500
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/2012(c)(d)(e)(g)(j)	675,000	0
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(a)	125,000	129,375
Regal Entertainment Group, 5.75%, 02/01/2025	450,000	455,625
Six Flags Entertainment Corp., 4.88%, 07/31/2024(a)	200,000	203,500
5.50%, 04/15/2027(a)	725,000	743,125

		1,935,781

Media Entertainment 5.6%
AMC Networks, Inc., 5.00%, 04/01/2024	375,000	387,187
4.75%, 08/01/2025	200,000	202,000
CBS Radio, Inc., 7.25%, 11/01/2024(a)	250,000	266,875
Clear Channel Worldwide Holdings, Inc.,
Series B, 6.50%, 11/15/2022	600,000	618,000
EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2024(a)	450,000	500,625
EW Scripps Co. (The), 5.13%, 05/15/2025(a)	100,000	102,000
Gray Television, Inc., 5.13%, 10/15/2024(a)	150,000	150,750
5.88%, 07/15/2026(a)	350,000	360,500
iHeartCommunications, Inc., 9.00%, 03/01/2021	425,000	301,750
Lamar Media Corp., 5.38%, 01/15/2024	150,000	157,875
LIN Television Corp., 5.88%, 11/15/2022	600,000	625,500
Match Group, Inc., 6.75%, 12/15/2022	525,000	542,063
Nexstar Broadcasting, Inc., 5.63%, 08/01/2024(a)	375,000	388,125
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/2025(a)	650,000	676,813
Nielsen Finance LLC, 5.00%, 04/15/2022(a)	350,000	362,687
Outfront Media Capital LLC, 5.88%, 03/15/2025	125,000	130,937
Sinclair Television Group, Inc., 5.63%, 08/01/2024(a)	475,000	487,469
5.88%, 03/15/2026(a)	450,000	459,000
5.13%, 02/15/2027(a)	100,000	97,125
Southern Graphics, Inc., 8.38%, 10/15/2020(a)	575,000	582,906
TEGNA, Inc., 6.38%, 10/15/2023	425,000	452,094
5.50%, 09/15/2024(a)	50,000	52,625
Tribune Media Co., 5.88%, 07/15/2022	675,000	702,000
Urban One, Inc., 9.25%, 02/15/2020(j)	350,000	331,625
7.38%, 04/15/2022(a)	375,000	375,000
WMG Acquisition Corp., 5.00%, 08/01/2023(a)	50,000	51,625
4.88%, 11/01/2024(a)	100,000	102,750

		9,467,906

Metals & Mining 2.4%
Alliance Resource Operating Partners LP, 7.50%, 05/01/2025(a)	325,000	337,187
Coeur Mining, Inc., 5.88%, 06/01/2024	300,000	300,000
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	500,000	492,500
5.40%, 11/14/2034	875,000	835,625
Hudbay Minerals, Inc., 7.25%, 01/15/2023(a)	150,000	159,750
7.63%, 01/15/2025(a)	200,000	216,504
Peabody Energy Corp., 6.00%, 03/31/2022(a)	50,000	51,625
6.38%, 03/31/2025(a)	275,000	282,562
Steel Dynamics, Inc., 5.13%, 10/01/2021	50,000	51,438
5.25%, 04/15/2023	75,000	78,000
5.50%, 10/01/2024	350,000	374,500
5.00%, 12/15/2026	50,000	53,375
Teck Resources Ltd., 8.50%, 06/01/2024(a)	225,000	258,188
6.13%, 10/01/2035	325,000	364,000
6.00%, 08/15/2040	125,000	135,625
6.25%, 07/15/2041	50,000	56,466

		4,047,345

Midstream 5.9%
AmeriGas Partners LP, 5.63%, 05/20/2024	175,000	184,406
5.50%, 05/20/2025	300,000	308,250
5.88%, 08/20/2026	500,000	520,000
5.75%, 05/20/2027	100,000	102,250
Andeavor Logistics LP, 6.13%, 10/15/2021	175,000	180,469
6.25%, 10/15/2022	625,000	664,844
6.38%, 05/01/2024	225,000	244,125
Antero Midstream Partners LP, 5.38%, 09/15/2024	425,000	439,875
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	325,000	370,500
5.88%, 03/31/2025	275,000	295,969
5.13%, 06/30/2027(a)	150,000	154,500
Cheniere Energy Partners LP, 5.25%, 10/01/2025(a)	600,000	613,500
Energy Transfer Equity LP, 5.88%, 01/15/2024	550,000	590,562
5.50%, 06/01/2027	200,000	210,500
Ferrellgas LP, 6.50%, 05/01/2021	100,000	97,000
6.75%, 01/15/2022	800,000	776,000
6.75%, 06/15/2023	150,000	144,750
Holly Energy Partners LP, 6.00%, 08/01/2024(a)	525,000	550,594
NGPL PipeCo LLC, 4.88%, 08/15/2027(a)	50,000	52,392
NuStar Logistics LP, 5.63%, 04/28/2027	300,000	316,500
Suburban Propane Partners LP, 5.50%, 06/01/2024	800,000	804,000
5.88%, 03/01/2027	100,000	99,000
Summit Midstream Holdings LLC, 5.50%, 08/15/2022	575,000	577,875
5.75%, 04/15/2025	325,000	329,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Midstream (continued)
Targa Pipeline Partners LP, 5.88%, 08/01/2023(d)	$175,000	$175,000
Targa Resources Partners LP, 5.13%, 02/01/2025	150,000	154,500
5.38%, 02/01/2027	350,000	364,438
Western Refining Logistics LP, 7.50%, 02/15/2023	425,000	454,750
Williams Cos., Inc. (The), 4.55%, 06/24/2024	325,000	336,375

		10,112,799

Oil Field Services 1.1%
Precision Drilling Corp., 6.50%, 12/15/2021	75,000	75,937
7.75%, 12/15/2023	250,000	255,000
SESI LLC, 7.75%, 09/15/2024(a)	325,000	336,375
Tervita Escrow Corp., 7.63%, 12/01/2021(a)	375,000	379,688
Weatherford International LLC, 6.80%, 06/15/2037	75,000	64,875
Weatherford International Ltd., 8.25%, 06/15/2023	350,000	360,500
9.88%, 02/15/2024(a)	50,000	55,000
7.00%, 03/15/2038	300,000	267,000

		1,794,375

Packaging 5.7%
ARD Finance SA Cash, 7.13%, 09/15/2023(b)	375,000	401,362
Ardagh Packaging Finance plc, 6.00%, 06/30/2021(a)	250,000	256,875
4.63%, 05/15/2023(a)	200,000	205,440
7.25%, 05/15/2024(a)	1,000,000	1,096,870
6.00%, 02/15/2025(a)	200,000	211,750
Berry Global, Inc., 5.50%, 05/15/2022	675,000	704,531
6.00%, 10/15/2022	75,000	79,594
5.13%, 07/15/2023	300,000	313,500
BWAY Holding Co., 5.50%, 04/15/2024(a)	450,000	470,250
7.25%, 04/15/2025(a)	1,025,000	1,055,750
Flex Acquisition Co., Inc., 6.88%, 01/15/2025(a)	900,000	934,312
Multi-Color Corp., 6.13%, 12/01/2022(a)	575,000	603,175
4.88%, 09/30/2025(a)	125,000	126,369
Owens-Brockway Glass Container, Inc., 5.38%, 01/15/2025(a)	400,000	429,500
6.38%, 08/15/2025(a)	175,000	197,969
Pactiv LLC, 7.95%, 12/15/2025	225,000	253,688
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	375,000	381,581
7.00%, 07/15/2024(a)	575,000	612,375
Sealed Air Corp., 4.88%, 12/01/2022(a)	375,000	398,906
Signode Industrial Group Lux SA, 6.38%, 05/01/2022(a)	900,000	933,750

		9,667,547

Paper 0.4%
Clearwater Paper Corp., 5.38%, 02/01/2025(a)	675,000	671,625

Pharmaceuticals 3.8%
Eagle Holding Co. II LLC, 7.63%, 05/15/2022(a)(b)	175,000	181,563
Endo Dac, 6.00%, 07/15/2023(a)	475,000	391,875
6.00%, 02/01/2025(a)	525,000	425,250
Jaguar Holding Co. II, 6.38%, 08/01/2023(a)	$1,300,000	$1,360,125
Mallinckrodt International Finance SA, 4.75%, 04/15/2023	550,000	468,875
5.63%, 10/15/2023(a)	175,000	163,406
5.50%, 04/15/2025(a)	650,000	586,625
Valeant Pharmaceuticals International, Inc., 6.50%, 03/15/2022(a)	75,000	79,313
7.25%, 07/15/2022(a)	125,000	121,875
5.50%, 03/01/2023(a)	400,000	351,000
5.88%, 05/15/2023(a)	675,000	596,531
7.00%, 03/15/2024(a)	175,000	186,828
6.13%, 04/15/2025(a)	1,475,000	1,292,469
West Street Merger Sub, Inc., 6.38%, 09/01/2025(a)	325,000	323,375

		6,529,110

Refining 0.5%
Andeavor, 5.38%, 10/01/2022	150,000	154,465
CVR Refining LLC, 6.50%, 11/01/2022	650,000	663,000

		817,465

Restaurants 1.1%
1011778 BC ULC, 6.00%, 04/01/2022(a)	478,000	493,057
4.25%, 05/15/2024(a)	75,000	75,263
5.00%, 10/15/2025(a)	450,000	455,580
5.00%, 10/15/2025(a)	325,000	329,030
KFC Holding Co., 5.00%, 06/01/2024(a)	75,000	79,031
5.25%, 06/01/2026(a)	275,000	291,156
4.75%, 06/01/2027(a)	150,000	154,500

		1,877,617

Retailers 1.3%
Hanesbrands, Inc., 4.88%, 05/15/2026(a)	225,000	233,719
Michaels Stores, Inc., 5.88%, 12/15/2020(a)	325,000	332,313
PetSmart, Inc., 7.13%, 03/15/2023(a)	800,000	623,840
8.88%, 06/01/2025(a)	225,000	178,987
Rite Aid Corp., 6.13%, 04/01/2023(a)	425,000	412,781
Sally Holdings LLC, 5.63%, 12/01/2025	375,000	384,375

		2,166,015

Supermarkets 0.4%
Albertsons Cos. LLC, 6.63%, 06/15/2024	350,000	326,813
5.75%, 03/15/2025	475,000	418,000

		744,813

Technology 9.0%
BMC Software Finance, Inc., 8.13%, 07/15/2021(a)	725,000	742,219
CDW LLC, 5.50%, 12/01/2024	500,000	556,880
5.00%, 09/01/2025	75,000	78,750
CommScope Technologies LLC, 6.00%, 06/15/2025(a)	475,000	507,656
Dell International LLC, 5.88%, 06/15/2021(a)	100,000	104,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Technology (continued)
Dell International LLC, (continued) 7.13%, 06/15/2024(a)	$675,000	$745,757
First Data Corp., 7.00%, 12/01/2023(a)	725,000	774,155
5.75%, 01/15/2024(a)	1,150,000	1,203,187
Gartner, Inc., 5.13%, 04/01/2025(a)	175,000	184,625
Infor Software Parent LLC, 7.13%, 05/01/2021(a)(b)	925,000	941,465
Infor US, Inc., 6.50%, 05/15/2022	925,000	959,105
Informatica LLC, 7.13%, 07/15/2023(a)	600,000	603,000
MSCI, Inc., 5.25%, 11/15/2024(a)	125,000	133,125
5.75%, 08/15/2025(a)	125,000	136,406
NCR Corp., 4.63%, 02/15/2021	200,000	203,500
5.88%, 12/15/2021	50,000	51,663
5.00%, 07/15/2022	375,000	383,437
6.38%, 12/15/2023	200,000	213,320
Nuance Communications, Inc., 5.38%, 08/15/2020(a)	192,000	195,264
5.63%, 12/15/2026(a)	625,000	662,500
Rackspace Hosting, Inc., 8.63%, 11/15/2024(a)	825,000	880,357
Riverbed Technology, Inc., 8.88%, 03/01/2023(a)	550,000	523,875
RP Crown Parent LLC, 7.38%, 10/15/2024(a)	550,000	563,063
Sabre GLBL, Inc., 5.38%, 04/15/2023(a)	300,000	310,890
Sensata Technologies BV, 5.00%, 10/01/2025(a)	100,000	105,405
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026(a)	225,000	246,375
Solera LLC, 10.50%, 03/01/2024(a)	775,000	882,299
Sophia LP, 9.00%, 09/30/2023(a)	550,000	569,937
SS&C Technologies Holdings, Inc., 5.88%, 07/15/2023	275,000	290,242
Symantec Corp., 5.00%, 04/15/2025(a)	275,000	287,548
Tempo Acquisition LLC, 6.75%, 06/01/2025(a)	475,000	479,750
TTM Technologies, Inc., 5.63%, 10/01/2025(a)	300,000	303,563
VeriSign, Inc., 5.25%, 04/01/2025	250,000	270,000
4.75%, 07/15/2027	75,000	77,250
Zebra Technologies Corp., 7.25%, 10/15/2022	193,000	204,339

		15,375,449

Transportation Services 0.7%
Avis Budget Car Rental LLC, 6.38%, 04/01/2024(a)	475,000	495,187
Hertz Corp. (The), 7.63%, 06/01/2022(a)	250,000	257,813
6.25%, 10/15/2022	275,000	261,250
5.50%, 10/15/2024(a)	175,000	157,500

		1,171,750

Utility—Electric 2.3%
Calpine Corp., 5.88%, 01/15/2024(a)	175,000	180,915
5.75%, 01/15/2025	850,000	802,188
Enviva Partners LP, 8.50%, 11/01/2021	$550,000	$585,750
NRG Energy, Inc., 6.63%, 03/15/2023	200,000	206,750
6.25%, 05/01/2024	900,000	936,000
6.63%, 01/15/2027	250,000	261,875
TerraForm Power Operating LLC, 6.38%, 02/01/2023(a)(h)	625,000	650,000
6.62%, 06/15/2025(a)(h)	200,000	213,000

		3,836,478

Wireless Communications 4.1%
Altice Luxembourg SA, 7.63%, 02/15/2025(a)	750,000	809,063
SFR Group SA, 7.38%, 05/01/2026(a)	1,225,000	1,323,000
Sprint Capital Corp., 6.88%, 11/15/2028	425,000	476,000
Sprint Corp., 7.88%, 09/15/2023	1,050,000	1,218,000
7.13%, 06/15/2024	975,000	1,096,875
7.63%, 02/15/2025	225,000	258,047
T-Mobile USA, Inc., 6.63%, 04/01/2023	850,000	894,642
6.84%, 04/28/2023	175,000	184,843
6.38%, 03/01/2025	600,000	646,020
6.50%, 01/15/2026	125,000	137,969

		7,044,459

Total Corporate Bonds (cost $154,108,301)		158,462,411

Short-Term Investment 3.4%

	Shares	Value

Money Market Fund 3.4%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.21%, (i)	5,854,264	5,856,606

Total Short-Term Investment (cost $5,856,554)		5,856,606

Total Investments (cost $159,964,855) — 96.5%		164,319,017
Other assets in excess of liabilities — 3.5%		5,965,505

NET ASSETS — 100.0%		$170,284,522

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $92,598,143 which represents 54.38% of net assets.
(b)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Value determined using significant unobservable inputs.
(d)	Illiquid security.
(e)	Security in default.
(f)	Restricted security.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2017.
(i)	Represents 7-day effective yield as of September 30, 2017.
(j)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $331,625 which represents 0.19% of net assets.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

Centrally cleared credit default swap contracts outstanding—sell protection as of September 30, 20171:

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]	Upfront Payments (Receipts)[4] ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 27	5.00	Quarterly	Citibank NA	12/20/2021	2.91	USD 2,000,000	107,584	50,453	158,037
Markit CDX North America High Yield Index Series 28	5.00	Quarterly	Citibank NA	06/20/2022	3.13	USD 4,500,000	347,763	3,777	351,540

							455,347	54,230	509,577

Currency:

USD	United States Dollar
CDX	Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Aerospace & Defense	$–	$2,010,625	$–	$2,010,625
Automotive	–	4,493,942	–	4,493,942
Banking	–	1,578,755	–	1,578,755
Building Materials	–	3,345,489	–	3,345,489
Cable Satellite	–	13,512,771	–	13,512,771
Chemicals	–	3,403,469	–	3,403,469
Construction Machinery	–	1,327,125	–	1,327,125
Consumer Cyclical Services	–	1,175,125	–	1,175,125
Consumer Products	–	3,525,256	–	3,525,256
Diversified Manufacturing	–	1,219,125	–	1,219,125
Environmental	–	50,875	–	50,875
Finance Companies	–	3,373,220	–	3,373,220
Food & Beverage	–	3,267,250	–	3,267,250
Food & Staples Retailing	–	–	–	–
Gaming	–	7,373,165	–	7,373,165
Healthcare	–	17,001,632	–	17,001,632
Hotels, Restaurants & Leisure	–	335,125	–	335,125
Independent Energy	–	9,348,834	–	9,348,834
Industrial - Other	–	1,454,563	–	1,454,563
Insurance - P&C	–	3,405,531	–	3,405,531
Leisure	–	1,935,781	–	1,935,781
Media Entertainment	–	9,467,906	–	9,467,906
Metals & Mining	–	4,047,345	–	4,047,345
Midstream	–	10,112,799	–	10,112,799
Oil Field Services	–	1,794,375	–	1,794,375
Packaging	–	9,667,547	–	9,667,547
Paper	–	671,625	–	671,625
Pharmaceuticals	–	6,529,110	–	6,529,110
Refining	–	817,465	–	817,465
Restaurants	–	1,877,617	–	1,877,617
Retailers	–	2,166,015	–	2,166,015

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Supermarkets	$—	$744,813	$—	$744,813
Technology	—	15,375,449	—	15,375,449
Transportation Services	—	1,171,750	—	1,171,750
Utility - Electric	—	3,836,478	—	3,836,478
Wireless Communications	—	7,044,459	—	7,044,459

Total Corporate Bonds	$—	$158,462,411	$—	$158,462,411

Short-Term Investment	$5,856,606	$—	$—	$5,856,606
Swap Contracts*	—	54,230	—	54,230

Total Assets	$5,856,606	$158,516,641	$—	$164,373,247

Total	$5,856,606	$158,516,641	$—	$164,373,247

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2017, the Fund held three Corporate Bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Credit Default Swap Contracts. The Fund entered into credit default swap contracts during the period ended September 30, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund used credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. Under the terms of the swap agreements, upfront payments may be exchanged between the seller and the buyer. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Federated NVIT High Income Bond Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$54,230

Total		$54,230

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 90.6%

	Shares	Value
Equity Funds 65.8%
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,070,544	$31,989,900
NVIT International Index Fund, Class Y(a)	30,863,067	316,963,693
NVIT Mid Cap Index Fund, Class Y(a)	7,112,248	176,312,630
NVIT S&P 500 Index Fund, Class Y(a)	26,123,172	437,563,133
NVIT Small Cap Index Fund, Class Y(a)	6,088,451	81,098,174

Total Equity Funds (cost $756,568,559)		1,043,927,530

Fixed Income Funds 24.8%
Nationwide Core Plus Bond Fund, Class R6(a)	7,698,003	78,981,515
NVIT Bond Index Fund, Class Y(a)	25,207,491	267,955,626
NVIT Short Term Bond Fund, Class Y(a)	4,523,752	47,363,686

Total Fixed Income Funds (cost $398,505,411)		394,300,827

Total Investment Companies (cost $1,155,073,970)		1,438,228,357

Exchange Traded Funds 4.4%

	Shares	Value
Equity Funds 4.4%
Nationwide Maximum Diversification US Core Equity Fund*(a)	2,184,509	54,590,880
Nationwide Risk-Based International Equity Fund*(a)	609,099	15,257,930

Total Exchange Traded Funds (cost $69,894,055)		69,848,810

Investment Contract 5.0%

	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$79,019,871	79,019,871

Total Investment Contract (cost $79,019,871)		79,019,871

Total Investments (cost $1,303,987,896) — 100.0%		1,587,097,038
Liabilities in excess of other assets — 0.0%†		(749,066)

NET ASSETS — 100.0%		$1,586,347,972

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$69,848,810	$–	$–	$69,848,810
Investment Companies	1,438,228,357	–	–	1,438,228,357
Investment Contract	–	–	79,019,871	79,019,871

Total	$1,508,077,167	$–	$79,019,871	$1,587,097,038

Amounts designated as “-” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$74,415,027	$74,415,027
Purchases*	4,998,641	4,998,641
Sales	(393,797)	(393,797)
Change in Net Appreciation/(Depreciation)	–	–
Transfers Into Level 3	–	–
Transfers Out of Level 3	–	–

Balance as of 09/30/2017	$79,019,871	$79,019,871

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund

(formerly, Loring Ward NVIT Capital Appreciation Fund)

Investment Companies 92.2%

	Shares	Value
Equity Funds 85.2%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	37,948	$823,088
DFA Real Estate Securities Portfolio, Institutional Class	16,683	586,903
DFA U.S. Core Equity 1 Portfolio, Institutional Class	104,173	2,243,894
DFA U.S. Small Cap Portfolio, Institutional Class	36,405	1,314,572
DFA VA International Small Portfolio	66,723	944,135
DFA VA International Value Portfolio	159,305	2,125,134
DFA VA U.S. Large Value Portfolio	75,772	2,007,207

Total Equity Funds (cost $8,754,585)		10,044,933

Fixed Income Fund 7.0%
DFA VA Global Bond Portfolio	75,931	823,088

Total Investment Companies (cost $9,576,389)		10,868,021

Investment Contract 8.0%

	Principal Amount	Value
Nationwide Contract, 2.90% (a)(b)(c)	$941,106	941,106

Total Investment Contract (cost $941,106)		941,106

Total Investments (cost $10,517,495) — 100.2%		11,809,127
Liabilities in excess of other assets — (0.2)%		(22,868)

NET ASSETS — 100.0%		$11,786,259

(a)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(b)	Investment in affiliate.
(c)	Value determined using significant unobservable inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund

(formerly, Loring Ward NVIT Capital Appreciation Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$10,868,021	$–	$–	$10,868,021
Investment Contract	–	–	941,106	941,106

Total	$10,868,021	$–	$941,106	$11,809,127

Amounts designated as “-” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT DFA Capital Appreciation Fund

(formerly, Loring Ward NVIT Capital Appreciation Fund)

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$–	$–
Purchases*	978,699	978,699
Sales	(37,593)	(37,593)
Change in Net Appreciation/(Depreciation)	–	–
Transfers Into Level 3	–	–
Transfers Out of Level 3	–	–

Balance as of 09/30/2017	$941,106	$941,106

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT DFA Moderate Fund

(formerly, Loring Ward NVIT Moderate Fund)

Investment Companies 85.2%
	Shares	Value
Equity Funds 65.4%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	17,819	$386,499
DFA U.S. Core Equity 1 Portfolio, Institutional Class	218,439	4,705,170
DFA U.S. Small Cap Portfolio, Institutional Class	43,867	1,584,044
DFA VA International Small Portfolio	68,971	975,946
DFA VA International Value Portfolio	161,041	2,148,292
DFA VA U.S. Large Value Portfolio	110,892	2,937,536

Total Equity Funds (cost $10,915,760)		12,737,487

Fixed Income Funds 19.8%
DFA Intermediate Government Fixed Income Portfolio	77,172	961,563
DFA Investment Grade Portfolio	88,422	962,911
DFA Short Duration Real Return Portfolio, Institutional Class	96,698	966,013
DFA VA Global Bond Portfolio	89,123	966,088

Total Fixed Income Funds (cost $3,853,834)		3,856,575

Total Investment Companies (cost $14,769,594)		16,594,062

Investment Contract 14.9%
	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$2,902,074	2,902,074

Total Investment Contract (cost $2,902,074)		2,902,074

Total Investments (cost $17,671,668) — 100.1%		19,496,136
Liabilities in excess of other assets — (0.1)%		(26,139)

NET ASSETS — 100.0%		$19,469,997

(a)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(b)	Investment in affiliate.
(c)	Value determined using significant unobservable inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT DFA Moderate Fund

(formerly, Loring Ward NVIT Moderate Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$16,594,062	$—	$—	$16,594,062
Investment Contract	—	—	2,902,074	2,902,074

Total	$16,594,062	$—	$2,902,074	$19,496,136

Amounts designated as “-” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT DFA Moderate Fund

(formerly, Loring Ward NVIT Moderate Fund)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$—	$—
Purchases*	3,008,771	3,008,771
Sales	(106,697)	(106,697)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$2,902,074	$2,902,074

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 98.8%
	Shares	Value
Aerospace & Defense 4.1%
Boeing Co. (The)	18,000	$4,575,780
Raytheon Co.	24,000	4,477,920

		9,053,700

Banks 5.1%
JPMorgan Chase & Co.	119,000	11,365,690

Building Products 1.1%
Masonite International Corp.*	35,000	2,422,000

Capital Markets 11.3%
Charles Schwab Corp. (The)	145,000	6,342,300
Goldman Sachs Group, Inc. (The)	46,000	10,910,740
Intercontinental Exchange, Inc.	114,000	7,831,800

		25,084,840

Chemicals 3.0%
Methanex Corp.	85,000	4,275,500
Scotts Miracle-Gro Co. (The)	25,000	2,433,500

		6,709,000

Communications Equipment 6.8%
Cisco Systems, Inc.	190,000	6,389,700
Motorola Solutions, Inc.	104,000	8,826,480

		15,216,180

Construction Materials 1.4%
Martin Marietta Materials, Inc.	15,000	3,093,450

Containers & Packaging 2.1%
Sealed Air Corp.	110,000	4,699,200

Diversified Financial Services 4.8%
Berkshire Hathaway, Inc., Class B*	58,000	10,632,560

Electrical Equipment 1.8%
Rockwell Automation, Inc.	22,000	3,920,620

Energy Equipment & Services 1.4%
Schlumberger Ltd.	45,000	3,139,200

Food & Staples Retailing 2.9%
US Foods Holding Corp.*	245,000	6,541,500

Food Products 3.3%
Hain Celestial Group, Inc. (The)*	83,000	3,415,450
Mondelez International, Inc., Class A	95,000	3,862,700

		7,278,150

Health Care Equipment & Supplies 1.7%
Hill-Rom Holdings, Inc.	52,000	3,848,000

Health Care Providers & Services 7.0%
Aetna, Inc.	36,000	5,724,360
HCA Healthcare, Inc.*	90,000	7,163,100
Henry Schein, Inc.*	34,000	2,787,660

		15,675,120

Hotels, Restaurants & Leisure 0.4%
Bloomin’ Brands, Inc.	50,000	880,000

Industrial Conglomerates 2.3%
3M Co.	24,500	5,142,550

Insurance 2.6%
Chubb Ltd.	40,000	5,702,000

Internet Software & Services 4.3%
Alphabet, Inc., Class C*	10,000	9,591,100

IT Services 2.5%
PayPal Holdings, Inc.*	87,000	5,570,610

Machinery 3.8%
Stanley Black & Decker, Inc.	56,000	8,454,320

Oil, Gas & Consumable Fuels 3.9%
Cabot Oil & Gas Corp.	155,000	4,146,250
EOG Resources, Inc.	48,000	4,643,520

		8,789,770

Pharmaceuticals 2.9%
Allergan plc	5,000	1,024,750
Pfizer, Inc.	155,000	5,533,500

		6,558,250

Professional Services 1.5%
Nielsen Holdings plc	80,000	3,316,000

Road & Rail 2.6%
CSX Corp.	105,000	5,697,300

Semiconductors & Semiconductor Equipment 2.1%
Analog Devices, Inc.	55,000	4,739,350

Software 5.7%
Activision Blizzard, Inc.	67,000	4,322,170
Symantec Corp.	254,000	8,333,740

		12,655,910

Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	40,000	6,164,800
NCR Corp.*	146,000	5,477,920

		11,642,720

Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B	50,000	2,592,500

Total Investments (cost $148,163,565) — 98.8%		220,011,590
Other assets in excess of liabilities — 1.2%		2,779,929

NET ASSETS — 100.0%		$222,791,519

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2017, 100% of the market value of the fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.4%
	Shares	Value

Airlines 2.6%
Ryanair Holdings plc, ADR-IE*	32,551	$3,431,527

Auto Components 3.4%
Delphi Automotive plc	45,175	4,445,220

Banks 5.3%
JPMorgan Chase & Co.	35,205	3,362,429
US Bancorp	65,413	3,505,483

		6,867,912

Capital Markets 3.4%
Intercontinental Exchange, Inc.	64,009	4,397,418

Chemicals 2.4%
Novozymes A/S, ADR-DK	62,066	3,193,916

Communications Equipment 3.2%
Motorola Solutions, Inc.	25,154	2,134,820
NetScout Systems, Inc.*	62,909	2,035,106

		4,169,926

Consumer Finance 2.7%
American Express Co.	39,371	3,561,501

Electric Utilities 0.7%
Eversource Energy	15,776	953,502

Energy Equipment & Services 2.1%
Schlumberger Ltd.	40,073	2,795,493

Equity Real Estate Investment Trusts (REITs) 2.7%
Weyerhaeuser Co.	103,363	3,517,443

Food & Staples Retailing 2.1%
Kroger Co. (The)	137,456	2,757,367

Health Care Equipment & Supplies 8.2%
Becton Dickinson and Co.	20,384	3,994,245
Danaher Corp.	44,227	3,793,792
Medtronic plc	37,245	2,896,544

		10,684,581

Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	48,401	4,005,183
Premier, Inc., Class A*	61,504	2,003,185

		6,008,368

Household Durables 3.7%
Newell Brands, Inc.	112,695	4,808,696

Industrial Conglomerates 2.0%
3M Co.	12,197	2,560,150

Insurance 4.4%
Progressive Corp. (The)	119,641	5,793,017

Internet Software & Services 6.2%
Alphabet, Inc., Class A*	3,791	3,691,372
eBay, Inc.*	113,399	4,361,326

		8,052,698

IT Services 5.4%
Cognizant Technology Solutions Corp., Class A	55,141	3,999,928
Mastercard, Inc., Class A	21,886	3,090,303

		7,090,231

Media 3.6%
Comcast Corp., Class A	122,519	4,714,531

Oil, Gas & Consumable Fuels 5.9%
Cimarex Energy Co.	10,056	1,143,065
EQT Corp.	55,336	3,610,121
Noble Energy, Inc.	103,420	2,932,991

		7,686,177

Personal Products 3.4%
Unilever NV, NYRS-UK	74,935	$4,424,162

Pharmaceuticals 2.1%
Roche Holding AG, ADR-CH	86,976	2,783,232

Professional Services 1.0%
ManpowerGroup, Inc.	11,148	1,313,457

Road & Rail 2.2%
JB Hunt Transport Services, Inc.	25,238	2,803,437

Semiconductors & Semiconductor Equipment 5.2%
Texas Instruments, Inc.	76,096	6,821,246

Software 2.0%
Intuit, Inc.	18,762	2,666,831

Specialty Retail 2.4%
Advance Auto Parts, Inc.	31,367	3,111,607

Textiles, Apparel & Luxury Goods 1.5%
Gildan Activewear, Inc.	64,101	2,005,079

Trading Companies & Distributors 4.0%
Fastenal Co.	30,979	1,412,023
WW Grainger, Inc.	21,542	3,872,174

		5,284,197

Total Investments (cost $96,447,703) — 98.4%		128,702,922
Other assets in excess of liabilities — 1.6%		2,155,528

NET ASSETS — 100.0%		$130,858,450

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
DK	Denmark
IE	Ireland
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2017, 100% of the market value of the fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Value
Airlines 0.1%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 01/15/2023	$364,740	$390,757
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 04/11/2024	281,094	295,851
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/2025	426,162	452,605

		1,139,213

Automobiles 0.0%†
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/2021	1,100,000	1,094,528

Credit Card 0.4%
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	4,500,000	4,493,261
Series 2017-A3, Class A3, 1.92%, 04/07/2022	1,100,000	1,100,688
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/2022	1,750,000	1,750,026
Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/2021	1,250,000	1,249,188

		8,593,163

Total Asset-Backed Securities (cost $10,760,915)		10,826,904

Commercial Mortgage-Backed Securities 1.8%
BBCMS Mortgage Trust Series 2017-C1, Class A4, 3.67%, 02/15/2050	1,375,000	1,436,259
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class AS, 4.02%, 10/10/2047	1,500,000	1,569,660
Series 2016-P5, Class A4, 2.94%, 10/10/2049	600,000	593,793
Series 2017-P7, Class A4, 3.71%, 04/14/2050	1,500,000	1,572,909
COMM 2012-CCRE1 Mortgage Trust Series 2012-CR1, Class A3, 3.39%, 05/15/2045	1,647,413	1,707,215
Comm Mortgage Trust Series 2014-UBS2, Class A5, 3.96%, 03/10/2047	1,500,000	1,589,619
COMM Mortgage Trust Series 2013-CR8, Class A5, 3.61%, 06/10/2046(a)	1,000,000	1,048,068
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	1,500,000	1,578,994
Series 2015-DC1, Class A5, 3.35%, 02/10/2048	1,000,000	1,021,079
Series 2015-PC1, Class A5, 3.90%, 07/10/2050	1,000,000	1,055,859
FHLMC REMIC Series K003, Class A5, 5.09%, 03/25/2019	400,000	414,984
Series K006, Class A1, 3.40%, 07/25/2019	174,769	177,695
Series K006, Class A2, 4.25%, 01/25/2020	200,000	209,260
Series K713, Class A2, 2.31%, 03/25/2020	1,000,000	1,007,461
Series K014, Class A1, 2.79%, 10/25/2020	88,649	89,626
Series K013, Class A2, 3.97%, 01/25/2021(a)	500,000	529,121
Series K020, Class A2, 2.37%, 05/25/2022	1,500,000	1,510,814
Series K024, Class A2, 2.57%, 09/25/2022	100,000	101,253
Series K026, Class A2, 2.51%, 11/25/2022	900,000	908,099
Series K031, Class A2, 3.30%, 04/25/2023(a)	400,000	418,801
Series K033, Class A2, 3.06%, 07/25/2023(a)	950,000	982,411
Series K034, Class A2, 3.53%, 07/25/2023(a)	5,400,000	5,719,114
Series K038, Class A1, 2.60%, 10/25/2023	271,340	275,277
Series K037, Class A2, 3.49%, 01/25/2024	800,000	846,407
FNMA ACES REMIC Series 2014-M6, Class A2, 2.68%, 05/25/2021(a)	250,000	254,772
Series 2013-M6, Class 1AC, 3.95%, 02/25/2043(a)	250,000	258,804
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 05/10/2050	1,500,000	1,538,477
GS Mortgage Securities Trust Series 2012-GCJ7, Class A4, 3.38%, 05/10/2045	2,434,510	2,518,191
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class A3, 4.17%, 08/15/2046	786,856	832,773
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4, 3.80%, 09/15/2047	1,000,000	1,052,303
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class A5, 4.22%, 07/15/2046(a)	500,000	537,494
Series 2015-C24, Class A4, 3.73%, 05/15/2048	1,000,000	1,049,797
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 03/10/2046	2,500,000	2,559,060
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 05/15/2048	1,500,000	1,552,656
WFRBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,750,000	1,810,256
Series 2013-C15, Class A4, 4.15%, 08/15/2046(a)	1,175,000	1,262,382

Total Commercial Mortgage-Backed Securities (cost $41,567,895)		41,590,743

Corporate Bonds 26.7%
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/2020	500,000	535,767
2.25%, 06/15/2026	500,000	479,338
3.30%, 03/01/2035	130,000	125,242
General Dynamics Corp., 3.88%, 07/15/2021	100,000	106,253
L3 Technologies, Inc.,
5.20%, 10/15/2019	500,000	531,376
3.95%, 05/28/2024	257,000	268,422

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Aerospace & Defense (continued)
Lockheed Martin Corp., 2.90%, 03/01/2025	$500,000	$497,507
3.55%, 01/15/2026	250,000	258,037
3.60%, 03/01/2035	110,000	108,424
4.07%, 12/15/2042	393,000	399,496
4.70%, 05/15/2046	250,000	279,633
Northrop Grumman Corp., 3.50%, 03/15/2021	500,000	520,111
4.75%, 06/01/2043	250,000	277,870
Raytheon Co., 3.13%, 10/15/2020	250,000	258,449
3.15%, 12/15/2024	145,000	148,589
4.70%, 12/15/2041	150,000	172,895
Rockwell Collins, Inc., 3.50%, 03/15/2027	1,000,000	1,019,565
Textron, Inc., 4.30%, 03/01/2024	250,000	265,164
United Technologies Corp., 4.50%, 04/15/2020	250,000	265,393
6.13%, 07/15/2038	400,000	514,151
4.50%, 06/01/2042	500,000	537,338
4.15%, 05/15/2045	550,000	566,296

		8,135,316

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 04/01/2026	85,000	86,126
3.30%, 03/15/2027	70,000	70,439
3.90%, 02/01/2035	380,000	385,181
3.88%, 08/01/2042	50,000	47,746
4.55%, 04/01/2046	500,000	532,537
United Parcel Service of America, Inc., 8.38%, 04/01/2020	118,000	136,099
8.37%, 04/01/2030(b)	177,000	255,739
United Parcel Service, Inc., 3.13%, 01/15/2021	500,000	518,057
6.20%, 01/15/2038	295,000	399,167

		2,431,091

Auto Components 0.0%†
BorgWarner, Inc., 3.38%, 03/15/2025(c)	135,000	135,976
Delphi Corp., 4.15%, 03/15/2024	475,000	503,932

		639,908

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 01/18/2031	250,000	374,184
Ford Motor Co., 7.45%, 07/16/2031	500,000	647,549
4.75%, 01/15/2043	350,000	343,145
5.29%, 12/08/2046	500,000	521,702
General Motors Co., 4.20%, 10/01/2027	250,000	253,643
5.15%, 04/01/2038	250,000	256,323
5.20%, 04/01/2045	500,000	503,340
6.75%, 04/01/2046	35,000	42,161
5.40%, 04/01/2048	250,000	259,163

		3,201,210

Banks 4.5%
Banco Santander SA, 3.50%, 04/11/2022	800,000	819,290
Bank of America Corp., Series L, 2.60%, 01/15/2019	500,000	504,041
Series L, 2.65%, 04/01/2019	500,000	504,500
Series L, 2.25%, 04/21/2020	1,000,000	1,002,228
5.63%, 07/01/2020	1,000,000	1,089,141
5.00%, 05/13/2021	700,000	761,668
5.70%, 01/24/2022	750,000	844,230
3.30%, 01/11/2023	500,000	512,226
4.10%, 07/24/2023	250,000	266,203
4.00%, 04/01/2024	350,000	369,759
Series L, 3.95%, 04/21/2025	310,000	319,028
3.88%, 08/01/2025	250,000	261,879
4.45%, 03/03/2026	125,000	132,154
3.50%, 04/19/2026	290,000	294,836
4.25%, 10/22/2026	435,000	455,090
3.25%, 10/21/2027	500,000	489,982
(USD 3 Month LIBOR + 1.58%) 3.82%, 01/20/2028(d)	500,000	514,102
5.88%, 02/07/2042	250,000	320,455
5.00%, 01/21/2044	350,000	405,696
Series L, 4.75%, 04/21/2045	750,000	825,506
(USD 3 Month LIBOR + 1.99%) 4.44%, 01/20/2048 (d)	750,000	812,150
Bank of Montreal, 1.90%, 08/27/2021	1,000,000	986,366
Bank of Nova Scotia (The), 2.80%, 07/21/2021	500,000	509,308
Barclays Bank plc, 5.14%, 10/14/2020	250,000	267,393
Barclays plc, 3.25%, 01/12/2021	1,000,000	1,018,030
3.65%, 03/16/2025	360,000	360,754
5.20%, 05/12/2026	500,000	533,827
4.34%, 01/10/2028(c)	1,000,000	1,032,495
5.25%, 08/17/2045	205,000	233,522
BB&T Corp., 2.45%, 01/15/2020	500,000	505,310
BNP Paribas SA, 2.38%, 05/21/2020	1,000,000	1,009,837
5.00%, 01/15/2021	250,000	271,228
Branch Banking & Trust Co., 3.63%, 09/16/2025	250,000	260,042
Capital One NA, 2.40%, 09/05/2019	500,000	502,246
Citibank NA, 2.00%, 03/20/2019	1,000,000	1,003,328
1.85%, 09/18/2019	500,000	499,845
Citigroup, Inc., 2.05%, 12/07/2018	1,000,000	1,001,444
2.50%, 07/29/2019	500,000	504,187
2.35%, 08/02/2021	500,000	496,417
4.50%, 01/14/2022(c)	650,000	699,236
(USD 3 Month LIBOR + 0.95%) 2.88%, 07/24/2023(d)	1,000,000	1,001,272
3.88%, 10/25/2023	750,000	784,796
3.75%, 06/16/2024	500,000	521,298
3.30%, 04/27/2025	560,000	564,204
4.60%, 03/09/2026	350,000	372,624
3.40%, 05/01/2026	500,000	501,080
3.20%, 10/21/2026	500,000	492,102
4.30%, 11/20/2026	500,000	520,789
4.45%, 09/29/2027	500,000	527,768
(USD 3 Month LIBOR + 1.56%) 3.89%, 01/10/2028(d)	500,000	513,296
6.63%, 06/15/2032	333,000	423,955
8.13%, 07/15/2039	350,000	553,598
6.68%, 09/13/2043	250,000	338,694
Citizens Bank NA, 2.65%, 05/26/2022	250,000	250,059
Commonwealth Bank of Australia, 2.30%, 03/12/2020	500,000	502,764
Compass Bank, 3.88%, 04/10/2025	500,000	498,952
Cooperatieve Rabobank UA, 2.75%, 01/10/2022(c)	1,500,000	1,521,386
4.63%, 12/01/2023	250,000	268,646
3.38%, 05/21/2025	500,000	513,829
5.25%, 05/24/2041	175,000	214,211
5.75%, 12/01/2043	250,000	313,693
5.25%, 08/04/2045	250,000	297,394
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/2020	1,000,000	1,010,410
3.13%, 12/10/2020	500,000	510,032
3.80%, 09/15/2022	440,000	456,700
3.75%, 03/26/2025	390,000	397,263

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., (continued) 4.55%, 04/17/2026	$500,000	$536,001
Discover Bank, Series AI, 4.20%, 08/08/2023	500,000	530,562
Fifth Third Bancorp, 2.88%, 07/27/2020	500,000	509,494
3.50%, 03/15/2022	700,000	726,743
2.60%, 06/15/2022	500,000	499,678
Fifth Third Bank, 1.63%, 09/27/2019	750,000	745,386
First Republic Bank, 2.50%, 06/06/2022	750,000	745,027
HSBC Bank USA NA, 5.63%, 08/15/2035	250,000	305,601
HSBC Holdings plc, 5.10%, 04/05/2021	500,000	543,523
4.25%, 03/14/2024	500,000	522,721
4.30%, 03/08/2026	500,000	537,233
3.90%, 05/25/2026	500,000	523,295
6.50%, 05/02/2036	400,000	521,249
6.50%, 09/15/2037	600,000	796,654
5.25%, 03/14/2044	250,000	293,768
Huntington Bancshares, Inc., 3.15%, 03/14/2021	395,000	404,990
Huntington National Bank (The), 2.20%, 11/06/2018	750,000	752,384
JPMorgan Chase & Co., 2.25%, 01/23/2020	500,000	502,692
2.75%, 06/23/2020	500,000	509,434
4.25%, 10/15/2020	350,000	370,559
2.55%, 10/29/2020	500,000	505,662
2.55%, 03/01/2021	500,000	504,999
4.63%, 05/10/2021	500,000	539,911
2.30%, 08/15/2021	1,000,000	999,243
3.38%, 05/01/2023(c)	250,000	255,209
3.88%, 09/10/2024	1,000,000	1,041,267
3.13%, 01/23/2025	1,000,000	1,007,327
3.30%, 04/01/2026	500,000	501,480
4.25%, 10/01/2027	500,000	527,288
(USD 3 Month LIBOR + 1.38%) 3.54%, 05/01/2028(d)	500,000	504,556
5.60%, 07/15/2041	400,000	495,878
5.40%, 01/06/2042	500,000	605,874
4.85%, 02/01/2044	500,000	573,731
(USD 3 Month LIBOR + 1.58%) 4.26%, 02/22/2048(d)	750,000	787,024
KeyBank NA, 2.50%, 12/15/2019	250,000	252,907
6.95%, 02/01/2028	225,000	283,361
KeyCorp., 2.30%, 12/13/2018	500,000	502,676
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	214,538
3.00%, 01/13/2026	500,000	491,190
Kreditanstalt fuer Wiederaufbau, 1.50%, 02/06/2019	1,000,000	998,855
1.88%, 04/01/2019	1,000,000	1,004,300
1.75%, 03/31/2020	3,000,000	3,001,964
1.50%, 04/20/2020	1,000,000	994,119
1.63%, 05/29/2020	400,000	398,679
2.75%, 09/08/2020	400,000	410,732
1.88%, 11/30/2020(c)	2,000,000	2,002,126
1.63%, 03/15/2021	500,000	495,915
1.50%, 06/15/2021(c)	500,000	492,842
2.00%, 11/30/2021	1,000,000	1,001,058
2.13%, 06/15/2022(c)	2,000,000	2,004,691
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/06/2021	1,500,000	1,501,048
1.75%, 07/27/2026(c)	1,000,000	941,284
Lloyds Banking Group plc, 4.50%, 11/04/2024	205,000	214,779
4.58%, 12/10/2025	350,000	367,767
4.65%, 03/24/2026	500,000	528,650
Mitsubishi UFJ Financial Group, Inc., 3.85%, 03/01/2026	750,000	780,255
Mizuho Financial Group, Inc., 3.17%, 09/11/2027	750,000	734,024
MUFG Americas Holdings Corp., 3.00%, 02/10/2025	500,000	492,828
National Australia Bank Ltd., 2.00%, 01/14/2019	1,000,000	1,002,738
2.50%, 07/12/2026	750,000	712,270
PNC Bank NA, 1.80%, 11/05/2018	1,000,000	1,000,975
2.95%, 01/30/2023	250,000	253,000
3.80%, 07/25/2023	500,000	527,388
2.95%, 02/23/2025	500,000	500,876
PNC Financial Services Group, Inc. (The), 5.13%, 02/08/2020	500,000	535,050
Regions Financial Corp., 2.75%, 08/14/2022	750,000	748,710
Royal Bank of Canada, 2.15%, 03/06/2020	500,000	501,612
2.50%, 01/19/2021	500,000	504,393
Royal Bank of Scotland Group plc, 3.88%, 09/12/2023	365,000	373,499
4.80%, 04/05/2026	500,000	535,082
Santander Holdings USA, Inc., 2.65%, 04/17/2020	1,300,000	1,305,953
Santander UK Group Holdings plc, 2.88%, 10/16/2020	210,000	212,936
Santander UK plc, 2.38%, 03/16/2020	500,000	503,781
4.00%, 03/13/2024	500,000	527,718
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/2020	1,000,000	1,005,574
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/2019	1,000,000	1,006,983
2.45%, 01/16/2020	500,000	503,882
Sumitomo Mitsui Financial Group, Inc., 2.93%, 03/09/2021	500,000	508,207
2.78%, 07/12/2022	1,000,000	1,003,873
2.63%, 07/14/2026	750,000	712,350
Svenska Handelsbanken AB, 2.50%, 01/25/2019	500,000	504,513
Toronto-Dominion Bank (The), 2.50%, 12/14/2020	750,000	758,884
US Bancorp, 1.95%, 11/15/2018	500,000	502,068
4.13%, 05/24/2021	150,000	159,942
US Bank NA, 2.80%, 01/27/2025	1,000,000	993,601
Wells Fargo & Co., 2.15%, 01/15/2019	500,000	502,532
Series N, 2.15%, 01/30/2020	2,000,000	2,005,421
3.30%, 09/09/2024	1,000,000	1,016,467
3.00%, 02/19/2025	825,000	819,184
3.00%, 04/22/2026	500,000	491,122
4.30%, 07/22/2027	395,000	417,761
5.38%, 02/07/2035	457,000	548,814
5.38%, 11/02/2043	250,000	293,960
5.61%, 01/15/2044	388,000	469,654
3.90%, 05/01/2045	250,000	250,235
4.90%, 11/17/2045	500,000	557,723
4.40%, 06/14/2046	350,000	363,408
4.75%, 12/07/2046	500,000	548,932
Wells Fargo Capital X, 5.95%, 12/15/2036	275,000	309,375
Westpac Banking Corp., 2.25%, 01/17/2019	750,000	754,360
2.10%, 05/13/2021	500,000	495,791
2.85%, 05/13/2026	500,000	488,768

		104,646,190

Basic Materials_Mining_Gold Mining 0.0%†
Barrick North America Finance LLC, 5.75%, 05/01/2043	250,000	302,681

Beverages 0.6%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/2019	236,000	246,424

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Beverages (continued)
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/2021	$1,320,000	$1,341,438
3.70%, 02/01/2024	1,000,000	1,049,797
3.65%, 02/01/2026	1,500,000	1,551,769
4.70%, 02/01/2036	500,000	551,266
4.63%, 02/01/2044	650,000	695,749
4.90%, 02/01/2046	1,370,000	1,547,508
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/2020	275,000	295,379
4.38%, 02/15/2021	150,000	160,452
4.44%, 10/06/2048	581,000	622,107
Coca-Cola Co. (The), 3.15%, 11/15/2020	200,000	207,942
3.20%, 11/01/2023	550,000	574,504
2.90%, 05/25/2027	500,000	499,265
Constellation Brands, Inc., 3.50%, 05/09/2027	500,000	506,688
Diageo Capital plc, 4.83%, 07/15/2020	600,000	646,296
2.63%, 04/29/2023	500,000	505,455
Dr Pepper Snapple Group, Inc., 2.70%, 11/15/2022	250,000	251,009
Molson Coors Brewing Co., 3.00%, 07/15/2026	190,000	184,784
5.00%, 05/01/2042	250,000	278,756
PepsiCo, Inc., 2.25%, 01/07/2019	500,000	503,990
1.85%, 04/30/2020	500,000	500,383
3.13%, 11/01/2020	300,000	310,872
2.85%, 02/24/2026	150,000	149,265
5.50%, 01/15/2040	250,000	313,385
4.25%, 10/22/2044	500,000	534,522
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 03/01/2029	606,000	821,523

		14,850,528

Biotechnology 0.6%
AbbVie, Inc., 2.00%, 11/06/2018(c)	1,800,000	1,805,935
3.20%, 05/14/2026	870,000	871,759
4.50%, 05/14/2035	1,085,000	1,167,574
4.30%, 05/14/2036	250,000	262,465
4.40%, 11/06/2042	125,000	130,895
Amgen, Inc., 3.45%, 10/01/2020	600,000	622,002
4.56%, 06/15/2048	774,000	839,456
4.66%, 06/15/2051	1,018,000	1,116,557
Baxalta, Inc., 2.88%, 06/23/2020	250,000	253,735
4.00%, 06/23/2025	200,000	209,803
Biogen, Inc., 3.63%, 09/15/2022	1,000,000	1,051,077
4.05%, 09/15/2025	195,000	208,063
Celgene Corp., 3.95%, 10/15/2020	400,000	421,491
3.25%, 08/15/2022	300,000	309,613
3.88%, 08/15/2025	500,000	527,558
4.63%, 05/15/2044	500,000	539,447
Gilead Sciences, Inc., 4.50%, 04/01/2021	200,000	214,847
3.70%, 04/01/2024	1,000,000	1,056,134
3.50%, 02/01/2025	240,000	249,937
3.65%, 03/01/2026	145,000	151,287
4.50%, 02/01/2045	500,000	537,243
4.75%, 03/01/2046	500,000	559,877

		13,106,755

Building Products 0.1%
Johnson Controls International plc, 4.25%, 03/01/2021	150,000	158,549
3.75%, 12/01/2021	600,000	625,513
3.90%, 02/14/2026	500,000	526,588
4.62%, 07/02/2044(b)	350,000	375,153
Owens Corning, 4.20%, 12/15/2022	250,000	265,292

		1,951,095

Capital Markets 1.4%
Ameriprise Financial, Inc., 5.30%, 03/15/2020	150,000	161,270
Bank of New York Mellon Corp. (The), 2.60%, 08/17/2020	395,000	400,857
3.25%, 09/11/2024	750,000	766,809
Series G, 3.00%, 02/24/2025	205,000	205,972
3.00%, 10/30/2028	500,000	485,277
Brookfield Finance, Inc., 4.25%, 06/02/2026	500,000	515,882
CME Group, Inc., 3.00%, 03/15/2025	500,000	506,959
Credit Suisse AG, 2.30%, 05/28/2019	600,000	603,914
4.38%, 08/05/2020	400,000	424,262
3.63%, 09/09/2024	500,000	519,216
Credit Suisse USA, Inc., 7.13%, 07/15/2032	55,000	75,842
Deutsche Bank AG, 2.50%, 02/13/2019	450,000	452,646
3.70%, 05/30/2024	470,000	476,781
Franklin Resources, Inc., 2.80%, 09/15/2022	500,000	506,720
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/2020	1,625,000	1,638,137
2.88%, 02/25/2021	750,000	760,573
5.25%, 07/27/2021	500,000	549,408
2.35%, 11/15/2021	500,000	495,723
5.75%, 01/24/2022	500,000	560,401
3.63%, 01/22/2023	750,000	777,083
(USD 3 Month LIBOR + 1.05%) 2.91%, 06/05/2023(d)	1,000,000	1,000,793
3.85%, 07/08/2024	385,000	400,588
3.75%, 05/22/2025 (c)	500,000	514,068
(USD 3 Month LIBOR + 1.51%) 3.69%, 06/05/2028(d)	500,000	503,891
6.13%, 02/15/2033	900,000	1,130,260
6.45%, 05/01/2036	400,000	509,590
6.75%, 10/01/2037	500,000	659,646
4.80%, 07/08/2044	500,000	559,608
4.75%, 10/21/2045	350,000	389,220
Intercontinental Exchange, Inc., 4.00%, 10/15/2023	500,000	538,475
3.75%, 12/01/2025	160,000	167,061
Jefferies Group LLC, 5.13%, 01/20/2023	250,000	273,070
4.85%, 01/15/2027	500,000	524,818
Legg Mason, Inc., 4.75%, 03/15/2026(c)	500,000	531,174
Moody’s Corp., 2.75%, 07/15/2019	500,000	506,945
4.50%, 09/01/2022	150,000	162,119
Morgan Stanley, 2.50%, 01/24/2019	650,000	655,431
7.30%, 05/13/2019	700,000	757,740
2.38%, 07/23/2019	1,000,000	1,006,368
2.65%, 01/27/2020	750,000	758,597
2.80%, 06/16/2020	455,000	462,589
5.75%, 01/25/2021	300,000	331,249
5.50%, 07/28/2021	250,000	277,308
4.88%, 11/01/2022	500,000	541,885
4.10%, 05/22/2023	650,000	679,659
Series F, 3.88%, 04/29/2024	625,000	654,070
4.00%, 07/23/2025	215,000	226,667
3.13%, 07/27/2026	500,000	490,433
4.35%, 09/08/2026	500,000	523,454
3.63%, 01/20/2027	750,000	760,188
3.95%, 04/23/2027	1,500,000	1,525,920
(USD 3 Month LIBOR + 1.34%) 3.59%, 07/22/2028(d)	1,000,000	1,003,726
7.25%, 04/01/2032	324,000	440,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets (continued)
S&P Global, Inc., 4.40%, 02/15/2026	$500,000	$538,742
State Street Corp., 3.70%, 11/20/2023	500,000	533,720
3.30%, 12/16/2024	310,000	320,290
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	500,000	510,284
Thomson Reuters Corp., 4.30%, 11/23/2023	500,000	532,479
3.35%, 05/15/2026	280,000	278,803
UBS AG, 2.35%, 03/26/2020	500,000	503,541

		33,569,020

Chemicals 0.5%
Agrium, Inc., 3.15%, 10/01/2022	50,000	51,126
6.13%, 01/15/2041	150,000	185,382
5.25%, 01/15/2045	350,000	401,080
Dow Chemical Co. (The), 4.25%, 11/15/2020	324,000	342,110
4.13%, 11/15/2021	650,000	688,683
3.50%, 10/01/2024	500,000	515,664
9.40%, 05/15/2039	260,000	431,171
E.I. du Pont de Nemours & Co., 2.80%, 02/15/2023	250,000	252,815
Eastman Chemical Co., 3.60%, 08/15/2022	100,000	104,041
4.65%, 10/15/2044	350,000	370,388
Ecolab, Inc., 2.25%, 01/12/2020	265,000	266,776
4.35%, 12/08/2021	150,000	162,239
3.25%, 01/14/2023	500,000	514,992
EI du Pont de Nemours & Co., 4.90%, 01/15/2041	300,000	338,865
Lubrizol Corp. (The), 6.50%, 10/01/2034	147,000	193,422
LyondellBasell Industries NV, 5.00%, 04/15/2019	249,000	258,361
6.00%, 11/15/2021	500,000	564,089
4.63%, 02/26/2055	250,000	257,677
Monsanto Co., 2.13%, 07/15/2019	500,000	501,045
4.20%, 07/15/2034	135,000	138,486
3.95%, 04/15/2045	300,000	283,411
Mosaic Co. (The), 3.75%, 11/15/2021	250,000	259,298
4.25%, 11/15/2023(c)	250,000	259,613
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/2025	500,000	488,792
5.88%, 12/01/2036	125,000	147,795
PPG Industries, Inc., 3.60%, 11/15/2020	500,000	518,273
Praxair, Inc., 4.05%, 03/15/2021	200,000	212,761
3.00%, 09/01/2021	450,000	461,806
3.20%, 01/30/2026	500,000	511,628
RPM International, Inc., 3.45%, 11/15/2022	350,000	365,721
Sherwin-Williams Co. (The), 3.95%, 01/15/2026	1,000,000	1,038,819

		11,086,329

Commercial Services & Supplies 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	800,000	883,220
3.20%, 03/15/2025	500,000	504,014
Waste Management, Inc., 3.50%, 05/15/2024	500,000	518,777
3.90%, 03/01/2035	130,000	134,493

		2,040,504

Communications Equipment 0.2%
Cisco Systems, Inc., 4.95%, 02/15/2019	200,000	208,936
2.13%, 03/01/2019	750,000	755,662
3.50%, 06/15/2025	400,000	420,666
5.90%, 02/15/2039	500,000	658,553
Harris Corp., 2.70%, 04/27/2020	1,000,000	1,010,497
4.85%, 04/27/2035	90,000	99,153
Motorola Solutions, Inc., 4.00%, 09/01/2024	500,000	510,599
7.50%, 05/15/2025	206,000	250,386

		3,914,452

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/2042	100,000	107,231

Consumer Finance 0.8%
AerCap Ireland Capital DAC, 4.25%, 07/01/2020	1,000,000	1,044,720
3.95%, 02/01/2022	750,000	780,653
American Express Co., 3.63%, 12/05/2024	500,000	516,138
American Express Credit Corp., 2.20%, 03/03/2020	1,000,000	1,005,232
2.38%, 05/26/2020	1,000,000	1,010,264
Capital One Financial Corp., 4.75%, 07/15/2021	300,000	324,151
3.75%, 04/24/2024	700,000	722,881
3.75%, 07/28/2026	500,000	495,164
Caterpillar Financial Services Corp., 2.10%, 06/09/2019	1,000,000	1,006,741
2.85%, 06/01/2022	500,000	511,583
3.25%, 12/01/2024(c)	500,000	512,993
Discover Financial Services, 4.10%, 02/09/2027(c)	500,000	508,047
Ford Motor Credit Co. LLC, 2.38%, 03/12/2019	750,000	753,719
3.20%, 01/15/2021	500,000	510,067
3.66%, 09/08/2024	500,000	501,684
4.39%, 01/08/2026	200,000	208,028
General Motors Financial Co., Inc., 3.15%, 01/15/2020	1,080,000	1,098,874
3.70%, 11/24/2020	500,000	517,641
4.38%, 09/25/2021	500,000	530,064
5.25%, 03/01/2026(c)	1,055,000	1,145,262
HSBC Finance Corp., 6.68%, 01/15/2021	403,000	455,851
HSBC USA, Inc., 2.38%, 11/13/2019	500,000	503,560
3.50%, 06/23/2024	500,000	515,183
John Deere Capital Corp., 1.95%, 12/13/2018	1,000,000	1,003,637
2.65%, 01/06/2022	140,000	141,879
Synchrony Financial, 4.25%, 08/15/2024	350,000	363,699
4.50%, 07/23/2025	375,000	391,138
Toyota Motor Credit Corp., 2.00%, 10/24/2018	500,000	502,395
2.10%, 01/17/2019	650,000	653,304
2.13%, 07/18/2019	500,000	503,493
2.15%, 03/12/2020	500,000	502,399
3.30%, 01/12/2022	500,000	520,158

		19,760,602

Containers & Packaging 0.1%
International Paper Co., 3.80%, 01/15/2026	500,000	513,729
6.00%, 11/15/2041	750,000	919,545
Packaging Corp. of America, 4.50%, 11/01/2023	250,000	270,747

		1,704,021

Diversified Consumer Services 0.0%†
Massachusetts Institute of Technology, 5.60%, 07/01/2111	100,000	131,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Consumer Services (continued)
Massachusetts Institute of Technology, (continued) 4.68%, 07/01/2114	$75,000	$85,303
President & Fellows of Harvard College, 3.15%, 07/15/2046(c)	75,000	72,344
3.30%, 07/15/2056(c)	200,000	191,461

		480,801

Diversified Financial Services 0.5%
AXA Financial, Inc., 7.00%, 04/01/2028	133,000	170,118
Bank One Corp., 8.00%, 04/29/2027	290,000	386,249
Berkshire Hathaway, Inc., 3.40%, 01/31/2022	500,000	524,680
4.50%, 02/11/2043	250,000	279,433
Block Financial LLC, 5.50%, 11/01/2022	250,000	272,080
Boeing Capital Corp., 4.70%, 10/27/2019	250,000	264,746
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	399,000	403,200
3.37%, 11/15/2025	748,000	773,613
4.42%, 11/15/2035	1,733,000	1,884,460
JPMorgan Chase Bank NA, 1.65%, 09/23/2019	1,000,000	996,328
Leucadia National Corp., 5.50%, 10/18/2023	250,000	267,030
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	159,000	233,532
Shell International Finance BV, 2.00%, 11/15/2018	750,000	753,234
2.13%, 05/11/2020	500,000	503,074
2.25%, 11/10/2020	240,000	241,748
3.40%, 08/12/2023	1,000,000	1,048,499
2.88%, 05/10/2026	500,000	497,505
4.13%, 05/11/2035	500,000	528,006
6.38%, 12/15/2038	250,000	336,271
4.55%, 08/12/2043	500,000	542,891
3.75%, 09/12/2046	250,000	240,848
Voya Financial, Inc., 3.65%, 06/15/2026	250,000	250,595

		11,398,140

Diversified Telecommunication Services 1.2%
AT&T, Inc., 2.38%, 11/27/2018	425,000	427,520
2.45%, 06/30/2020	500,000	503,564
4.60%, 02/15/2021	250,000	265,575
3.80%, 03/15/2022	750,000	781,251
3.00%, 06/30/2022	500,000	504,868
2.85%, 02/14/2023	500,000	496,860
4.45%, 04/01/2024	500,000	530,519
3.40%, 08/14/2024	500,000	500,778
3.95%, 01/15/2025	500,000	513,559
3.40%, 05/15/2025	1,000,000	986,401
4.13%, 02/17/2026	1,000,000	1,026,087
3.90%, 08/14/2027	500,000	500,973
4.50%, 05/15/2035	310,000	306,059
5.25%, 03/01/2037	750,000	789,283
4.90%, 08/14/2037	500,000	505,323
6.30%, 01/15/2038	250,000	294,139
5.35%, 09/01/2040	395,000	415,109
5.55%, 08/15/2041(c)	400,000	431,233
5.15%, 03/15/2042	150,000	151,600
4.30%, 12/15/2042	603,000	562,016
4.80%, 06/15/2044	500,000	486,446
4.35%, 06/15/2045	173,000	158,783
4.75%, 05/15/2046	500,000	480,846
4.50%, 03/09/2048	866,000	798,834
5.15%, 02/14/2050	500,000	502,435
5.30%, 08/14/2058	250,000	252,714
British Telecommunications plc, 2.35%, 02/14/2019	250,000	251,653
9.12%, 12/15/2030	250,000	378,354
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	619,000	909,099
Orange SA, 9.00%, 03/01/2031(b)	407,000	617,832
5.38%, 01/13/2042	250,000	293,209
Qwest Corp., 6.75%, 12/01/2021	250,000	272,996
Telefonica Emisiones SAU, 5.46%, 02/16/2021	250,000	274,020
4.57%, 04/27/2023	700,000	764,718
5.21%, 03/08/2047	750,000	825,401
Verizon Communications, Inc., 4.60%, 04/01/2021(c)	500,000	539,834
2.95%, 03/15/2022	767,000	779,996
2.45%, 11/01/2022(c)	500,000	496,187
4.15%, 03/15/2024	1,000,000	1,058,736
3.38%, 02/15/2025(c)(e)	996,000	999,462
4.13%, 03/16/2027	1,000,000	1,043,414
4.27%, 01/15/2036	500,000	491,202
4.81%, 03/15/2039	1,385,000	1,429,745
6.55%, 09/15/2043	1,650,000	2,069,478
4.52%, 09/15/2048	1,000,000	968,172
5.01%, 04/15/2049	374,000	382,383
5.01%, 08/21/2054	250,000	250,730

		28,269,396

Electric Utilities 1.3%
Alabama Power Co., 5.70%, 02/15/2033	574,000	683,674
4.15%, 08/15/2044	350,000	368,818
CenterPoint Energy Houston Electric LLC, 4.50%, 04/01/2044	500,000	563,718
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	400,000	457,161
Commonwealth Edison Co., 3.65%, 06/15/2046	250,000	245,989
DTE Electric Co., 4.30%, 07/01/2044	500,000	541,879
3.70%, 03/15/2045	145,000	144,027
Duke Energy Carolinas LLC, 3.90%, 06/15/2021	100,000	105,703
2.95%, 12/01/2026	500,000	497,707
4.25%, 12/15/2041	300,000	325,856
Duke Energy Corp., 5.05%, 09/15/2019	1,200,000	1,268,540
3.05%, 08/15/2022	350,000	356,638
Duke Energy Florida LLC, 3.20%, 01/15/2027	250,000	252,791
3.40%, 10/01/2046	500,000	471,259
Duke Energy Indiana LLC, 3.75%, 07/15/2020	200,000	209,227
Duke Energy Progress LLC, 4.15%, 12/01/2044	500,000	533,307
4.20%, 08/15/2045	500,000	538,198
Emera US Finance LP, 4.75%, 06/15/2046	350,000	375,317
Entergy Corp., 5.13%, 09/15/2020	400,000	427,698
4.00%, 07/15/2022	400,000	423,317
Eversource Energy, Series H, 3.15%, 01/15/2025	245,000	246,580
Exelon Corp., 5.63%, 06/15/2035	836,000	1,005,989
FirstEnergy Corp., Series B, 4.25%, 03/15/2023	500,000	528,982
Florida Power & Light Co., 3.13%, 12/01/2025	500,000	507,414
5.65%, 02/01/2037	450,000	569,155
4.13%, 02/01/2042	250,000	268,906
Georgia Power Co., 4.30%, 03/15/2042	500,000	522,424

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
Great Plains Energy, Inc., 4.85%, 06/01/2021	$100,000	$106,660
Hydro-Quebec, Series HY, 8.40%, 01/15/2022	220,000	268,809
Series GF, 8.88%, 03/01/2026	156,000	215,391
Iberdrola International BV, 5.81%, 03/15/2025	118,000	134,514
Indiana Michigan Power Co., Series K, 4.55%, 03/15/2046	350,000	388,874
Jersey Central Power & Light Co., 7.35%, 02/01/2019	500,000	532,767
Kansas City Power & Light Co., 3.65%, 08/15/2025	500,000	512,672
LG&E & KU Energy LLC, 3.75%, 11/15/2020	700,000	727,986
MidAmerican Energy Co., 5.80%, 10/15/2036	550,000	694,057
4.80%, 09/15/2043	500,000	581,510
Nevada Power Co., 5.45%, 05/15/2041	150,000	181,468
Northern States Power Co., 2.15%, 08/15/2022	250,000	248,379
4.00%, 08/15/2045	165,000	171,883
NSTAR Electric Co., 2.38%, 10/15/2022	500,000	498,847
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/2041	150,000	166,804
5.30%, 06/01/2042	150,000	183,211
Pacific Gas & Electric Co., 3.50%, 10/01/2020	300,000	311,992
2.45%, 08/15/2022	250,000	249,986
3.25%, 06/15/2023	500,000	517,276
2.95%, 03/01/2026	400,000	398,006
6.25%, 03/01/2039	600,000	798,451
4.30%, 03/15/2045	500,000	544,917
PacifiCorp, 5.25%, 06/15/2035	177,000	210,772
PECO Energy Co., 1.70%, 09/15/2021	500,000	489,855
2.38%, 09/15/2022	1,000,000	999,473
3.70%, 09/15/2047	250,000	250,227
PPL Capital Funding, Inc., 5.00%, 03/15/2044	250,000	280,625
Progress Energy, Inc., 4.40%, 01/15/2021	700,000	740,427
7.75%, 03/01/2031	236,000	333,897
Public Service Co. of Colorado, 3.20%, 11/15/2020	250,000	257,287
4.30%, 03/15/2044	250,000	270,535
Public Service Electric & Gas Co., 3.95%, 05/01/2042	400,000	420,208
South Carolina Electric & Gas Co., 6.50%, 11/01/2018	250,000	261,858
6.05%, 01/15/2038	150,000	190,673
5.10%, 06/01/2065	350,000	406,000
Southern California Edison Co., Series B, 2.40%, 02/01/2022	500,000	501,754
Series C, 3.50%, 10/01/2023	500,000	525,093
6.00%, 01/15/2034	177,000	225,197
Series 05-B, 5.55%, 01/15/2036	436,000	531,547
Southern Co. (The), 2.75%, 06/15/2020	500,000	508,240
3.25%, 07/01/2026	295,000	291,618
Union Electric Co., 6.70%, 02/01/2019	141,000	150,245
3.65%, 04/15/2045 (c)	250,000	246,951
Virginia Electric & Power Co., 3.45%, 09/01/2022	500,000	521,041
Series B, 4.20%, 05/15/2045	200,000	211,794
Wisconsin Electric Power Co., 2.95%, 09/15/2021	300,000	306,779
5.63%, 05/15/2033	59,000	71,481
Xcel Energy, Inc., 4.70%, 05/15/2020	250,000	264,166
3.30%, 06/01/2025	500,000	507,737
6.50%, 07/01/2036	177,000	235,725

		31,085,939

Electrical Equipment 0.0%†
Eaton Corp., 2.75%, 11/02/2022	750,000	755,190
Emerson Electric Co., 6.00%, 08/15/2032	83,000	103,942

		859,132

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/2023	250,000	266,893
Corning, Inc., 4.25%, 08/15/2020	250,000	263,051
Tyco Electronics Group SA, 3.50%, 02/03/2022	300,000	311,582

		841,526

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/2021	500,000	514,937
5.13%, 09/15/2040	200,000	231,306
Halliburton Co., 3.80%, 11/15/2025	250,000	256,702
6.70%, 09/15/2038	400,000	509,901
5.00%, 11/15/2045	500,000	548,402
National Oilwell Varco, Inc., 3.95%, 12/01/2042	600,000	506,215

		2,567,463

Equity Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., 2.75%, 01/15/2020	500,000	504,959
American Tower Corp., 3.40%, 02/15/2019	250,000	254,560
2.80%, 06/01/2020	1,000,000	1,015,153
5.05%, 09/01/2020	500,000	538,995
3.50%, 01/31/2023	250,000	258,611
4.40%, 02/15/2026	40,000	42,302
AvalonBay Communities, Inc., 3.45%, 06/01/2025	695,000	711,118
Boston Properties LP, 3.80%, 02/01/2024	250,000	261,435
2.75%, 10/01/2026	750,000	707,541
Brixmor Operating Partnership LP, 3.65%, 06/15/2024	500,000	497,517
CBL & Associates LP, 5.95%, 12/15/2026	500,000	505,942
CC Holdings GS V LLC, 3.85%, 04/15/2023	250,000	261,632
Crown Castle International Corp., 3.70%, 06/15/2026	60,000	60,411
3.65%, 09/01/2027	750,000	749,588
DDR Corp., 3.63%, 02/01/2025	500,000	486,086
Digital Realty Trust LP, 5.25%, 03/15/2021	250,000	271,506
ERP Operating LP, 3.00%, 04/15/2023	500,000	509,552
4.50%, 07/01/2044	350,000	374,451
HCP, Inc., 2.63%, 02/01/2020	500,000	504,012
5.38%, 02/01/2021	32,000	34,759
4.25%, 11/15/2023	500,000	530,644
Hospitality Properties Trust, 5.00%, 08/15/2022	350,000	375,605
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	525,000	536,851
Series E, 4.00%, 06/15/2025	375,000	384,224
Kimco Realty Corp., 3.13%, 06/01/2023	500,000	500,381
4.45%, 09/01/2047	250,000	248,660

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property LP, 4.40%, 02/15/2024	$500,000	$532,884
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(c)	550,000	549,671
Prologis LP, 4.25%, 08/15/2023	500,000	543,140
Realty Income Corp., 3.25%, 10/15/2022	350,000	358,280
Simon Property Group LP, 2.20%, 02/01/2019	500,000	502,676
4.38%, 03/01/2021	500,000	531,628
3.38%, 03/15/2022	500,000	517,356
3.38%, 10/01/2024	500,000	511,466
4.25%, 11/30/2046	500,000	510,482
Ventas Realty LP, 4.00%, 04/30/2019	500,000	512,796
4.75%, 06/01/2021	150,000	160,464
3.13%, 06/15/2023	500,000	501,879
Welltower, Inc., 4.25%,	500,000	528,607
4.13%, 04/01/2019	600,000	616,542
5.25%, 01/15/2022	400,000	440,023
Weyerhaeuser Co., 7.38%, 03/15/2032	500,000	693,623

		19,138,012

Food & Staples Retailing 0.4%
Costco Wholesale Corp., 2.25%, 02/15/2022	170,000	170,592
CVS Health Corp., 2.25%, 12/05/2018	500,000	502,234
3.38%, 08/12/2024	1,000,000	1,021,777
4.88%, 07/20/2035	500,000	554,255
5.13%, 07/20/2045(c)	500,000	575,027
Kroger Co. (The), 4.00%, 02/01/2024	500,000	518,476
7.50%, 04/01/2031	257,000	336,798
5.40%, 07/15/2040	200,000	211,806
Sysco Corp., 3.75%, 10/01/2025	145,000	150,564
3.30%, 07/15/2026	255,000	255,508
5.38%, 09/21/2035	106,000	124,486
4.85%, 10/01/2045	150,000	164,868
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	55,000	54,816
4.50%, 11/18/2034	805,000	839,125
Wal-Mart Stores, Inc., 3.63%, 07/08/2020	500,000	524,772
3.25%, 10/25/2020	500,000	520,690
2.55%, 04/11/2023	750,000	760,700
3.30%, 04/22/2024	725,000	760,391
7.55%, 02/15/2030	118,000	171,479
5.25%, 09/01/2035	708,000	869,986
5.00%, 10/25/2040	250,000	297,023
5.63%, 04/15/2041	725,000	940,379

		10,325,752

Food Products 0.4%
Archer-Daniels-Midland Co., 4.02%, 04/16/2043	345,000	355,228
Campbell Soup Co., 4.25%, 04/15/2021	100,000	106,267
Conagra Brands, Inc., 3.25%, 09/15/2022	250,000	255,867
7.00%, 10/01/2028	221,000	277,734
General Mills, Inc., 3.15%, 12/15/2021	750,000	769,478
JM Smucker Co. (The), 3.50%, 10/15/2021	200,000	207,817
4.25%, 03/15/2035	400,000	416,983
Kellogg Co., 4.00%, 12/15/2020	250,000	263,931
3.25%, 04/01/2026	125,000	124,923
4.50%, 04/01/2046	250,000	259,885
Kraft Heinz Foods Co., 2.80%, 07/02/2020	500,000	509,033
3.95%, 07/15/2025	500,000	514,981
3.00%, 06/01/2026	1,115,000	1,068,049
6.88%, 01/26/2039	200,000	256,944
5.00%, 06/04/2042	350,000	372,900
5.20%, 07/15/2045	350,000	383,394
Mead Johnson Nutrition Co., 4.60%, 06/01/2044	350,000	384,913
Tyson Foods, Inc., 2.25%, 08/23/2021	750,000	746,096
4.50%, 06/15/2022	200,000	216,303
3.95%, 08/15/2024	500,000	525,972
Unilever Capital Corp., 2.00%, 07/28/2026	500,000	461,800
5.90%, 11/15/2032	206,000	270,754

		8,749,252

Gas Utilities 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	305,000	320,890
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	340,000	345,596
National Fuel Gas Co., 3.75%, 03/01/2023	250,000	254,836
ONE Gas, Inc., 4.66%, 02/01/2044	500,000	559,268
Western Gas Partners LP, 4.65%, 07/01/2026	500,000	524,063

		2,004,653

Health Care Equipment & Supplies 0.5%
Abbott Laboratories, 2.55%, 03/15/2022	215,000	215,120
3.25%, 04/15/2023	200,000	204,248
3.88%, 09/15/2025	90,000	93,016
3.75%, 11/30/2026	1,500,000	1,539,151
5.30%, 05/27/2040	500,000	563,740
4.90%, 11/30/2046	250,000	279,233
Baxter International, Inc., 2.60%, 08/15/2026	460,000	437,454
Becton Dickinson and Co., 3.13%, 11/08/2021	350,000	356,793
3.30%, 03/01/2023	100,000	101,407
3.73%, 12/15/2024	1,070,000	1,092,952
3.70%, 06/06/2027	500,000	505,545
Boston Scientific Corp., 2.65%, 10/01/2018	550,000	554,921
6.00%, 01/15/2020	200,000	216,843
2.85%, 05/15/2020	500,000	508,344
3.85%, 05/15/2025	500,000	519,128
Danaher Corp., 3.35%, 09/15/2025	250,000	259,886
Koninklijke Philips NV, 5.00%, 03/15/2042	250,000	276,138
Medtronic, Inc., 3.15%, 03/15/2022	770,000	797,298
3.63%, 03/15/2024	275,000	290,013
4.38%, 03/15/2035	1,100,000	1,210,874
4.63%, 03/15/2045	750,000	853,082
Stryker Corp., 3.38%, 11/01/2025	160,000	163,852
3.50%, 03/15/2026	70,000	71,875
4.63%, 03/15/2046	500,000	544,804
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/2021	200,000	204,923
4.25%, 08/15/2035	96,000	94,294

		11,954,934

Health Care Providers & Services 0.7%
Aetna, Inc., 2.80%, 06/15/2023	1,000,000	1,006,150
3.50%, 11/15/2024	500,000	521,772
6.63%, 06/15/2036	250,000	338,849
AmerisourceBergen Corp., 3.50%, 11/15/2021	250,000	259,159

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Health Care Providers & Services (continued)
Anthem, Inc., 3.70%, 08/15/2021	$100,000	$104,298
4.63%, 05/15/2042	250,000	270,854
5.10%, 01/15/2044	300,000	345,711
4.65%, 08/15/2044(c)	250,000	272,737
Cardinal Health, Inc., 3.20%, 06/15/2022	300,000	306,355
3.75%, 09/15/2025	340,000	352,036
3.41%, 06/15/2027	500,000	501,709
Cigna Corp., 4.50%, 03/15/2021	300,000	319,614
3.25%, 04/15/2025	500,000	506,366
3.05%, 10/15/2027	750,000	739,692
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/2047	345,000	352,372
Express Scripts Holding Co., 3.90%, 02/15/2022	150,000	157,899
3.00%, 07/15/2023	500,000	500,601
3.50%, 06/15/2024	500,000	507,333
4.80%, 07/15/2046(c)	250,000	263,984
Humana, Inc., 2.63%, 10/01/2019	500,000	505,579
3.15%, 12/01/2022	1,000,000	1,018,226
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/2046	20,000	20,225
Kaiser Foundation Hospitals, 4.88%, 04/01/2042	250,000	292,740
Laboratory Corp. of America Holdings, 2.63%, 02/01/2020	500,000	505,330
3.75%, 08/23/2022	350,000	363,917
McKesson Corp., 2.28%, 03/15/2019	750,000	754,342
6.00%, 03/01/2041	250,000	312,543
Medco Health Solutions, Inc., 4.13%, 09/15/2020	300,000	314,951
Northwell Healthcare, Inc., 4.26%, 11/01/2047	35,000	35,257
Quest Diagnostics, Inc., 4.70%, 04/01/2021	500,000	536,255
3.50%, 03/30/2025	370,000	377,161
UnitedHealth Group, Inc., 2.70%, 07/15/2020	1,500,000	1,529,835
3.38%, 04/15/2027(c)	500,000	514,296
4.63%, 07/15/2035(c)	105,000	120,338
5.80%, 03/15/2036	708,000	892,432
3.95%, 10/15/2042	250,000	256,490
4.75%, 07/15/2045	250,000	288,714

		16,266,122

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/2020	500,000	526,687
Hyatt Hotels Corp., 5.38%, 08/15/2021	150,000	164,508
McDonald’s Corp., 2.20%, 05/26/2020	750,000	754,537
3.70%, 01/30/2026	250,000	260,470
4.70%, 12/09/2035	400,000	440,964
4.88%, 07/15/2040	250,000	275,053
4.88%, 12/09/2045	250,000	281,422
Wyndham Worldwide Corp., 5.63%, 03/01/2021	150,000	159,423

		2,863,064

Household Durables 0.1%
Newell Brands, Inc., 4.20%, 04/01/2026	600,000	631,824
5.50%, 04/01/2046	350,000	413,987
Whirlpool Corp., 3.70%, 05/01/2025	500,000	518,309

		1,564,120

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/2021	500,000	524,876
Colgate-Palmolive Co., 2.45%, 11/15/2021	150,000	152,004
Kimberly-Clark Corp., 2.40%, 06/01/2023	500,000	497,461
2.65%, 03/01/2025	105,000	103,208
6.63%, 08/01/2037	130,000	181,736
3.20%, 07/30/2046(c)	415,000	376,475
Procter & Gamble Co. (The), 2.15%, 08/11/2022	1,000,000	997,847
2.85%, 08/11/2027	500,000	497,993

		3,331,600

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 2.95%, 01/15/2020	500,000	508,845
Oglethorpe Power Corp., 5.25%, 09/01/2050	200,000	224,903
PSEG Power LLC, 5.13%, 04/15/2020	250,000	267,121
Southern Power Co., Series E, 2.50%, 12/15/2021	500,000	497,843

		1,498,712

Industrial Conglomerates 0.4%
3M Co., 3.00%, 08/07/2025	400,000	405,129
5.70%, 03/15/2037	415,000	543,411
General Electric Co., 2.20%, 01/09/2020	1,144,000	1,154,201
5.30%, 02/11/2021	101,000	111,059
4.65%, 10/17/2021	2,086,000	2,284,308
2.70%, 10/09/2022	500,000	509,019
3.10%, 01/09/2023	144,000	150,199
3.38%, 03/11/2024	500,000	521,393
3.45%, 05/15/2024	144,000	150,874
6.75%, 03/15/2032	323,000	447,305
6.15%, 08/07/2037	201,000	266,531
5.88%, 01/14/2038	144,000	188,437
4.13%, 10/09/2042	600,000	635,073
Honeywell International, Inc., 4.25%, 03/01/2021	500,000	535,107
2.50%, 11/01/2026	500,000	479,322
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/2019	500,000	505,698
Roper Technologies, Inc., 2.05%, 10/01/2018	500,000	501,205

		9,388,271

Insurance 0.7%
Alleghany Corp.,
4.95%, 06/27/2022	400,000	438,972
Allstate Corp. (The), 4.50%, 06/15/2043	250,000	275,704
(USD 3 Month LIBOR + 2.12%)
6.50%, 05/15/2057(d)	195,000	233,922
American International Group, Inc., 2.30%, 07/16/2019	500,000	502,488
3.30%, 03/01/2021	135,000	139,101
3.90%, 04/01/2026	475,000	494,556
3.88%, 01/15/2035	500,000	489,621
4.80%, 07/10/2045	150,000	163,678
4.38%, 01/15/2055	250,000	241,979
Aon Corp., 5.00%, 09/30/2020	500,000	538,335
Aon plc, 3.88%, 12/15/2025	195,000	205,226
4.60%, 06/14/2044	250,000	266,723
Arch Capital Finance LLC, 5.03%, 12/15/2046	250,000	278,521
Berkshire Hathaway Finance Corp., 1.30%, 08/15/2019	750,000	744,641
4.30%, 05/15/2043(c)	250,000	272,352

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Insurance (continued)
Brighthouse Financial, Inc., 3.70%, 06/22/2027(e)	$500,000	$490,938
Chubb Corp. (The), 6.00%, 05/11/2037	165,000	214,936
Chubb INA Holdings, Inc., 2.70%, 03/13/2023	500,000	503,924
3.35%, 05/03/2026	90,000	92,270
4.35%, 11/03/2045	500,000	549,460
CNA Financial Corp., 5.75%, 08/15/2021	500,000	554,851
Hartford Financial Services Group, Inc. (The), 5.13%, 04/15/2022	100,000	110,810
6.10%, 10/01/2041	309,000	399,345
Lincoln National Corp., 4.85%, 06/24/2021	100,000	108,092
6.15%, 04/07/2036	440,000	532,236
Loews Corp., 4.13%, 05/15/2043	400,000	398,150
Manulife Financial Corp.,
(5 Year Swap Rate + 1.65%)
4.06%, 02/24/2032(d)	500,000	505,001
Marsh & McLennan Cos., Inc., 4.80%, 07/15/2021	600,000	649,809
MetLife, Inc., 3.60%, 11/13/2025	500,000	519,870
5.70%, 06/15/2035	159,000	196,396
6.40%, 12/15/2036	500,000	576,250
4.88%, 11/13/2043	500,000	567,165
4.60%, 05/13/2046	165,000	181,603
Nationwide Financial Services, Inc., 6.75%, 05/15/2037(f)	105,000	116,550
Principal Financial Group, Inc., 3.40%, 05/15/2025	500,000	510,653
Progressive Corp. (The), 3.75%, 08/23/2021	200,000	210,322
6.25%, 12/01/2032	162,000	210,198
Prudential Financial, Inc., 5.75%, 07/15/2033	147,000	176,800
(USD 3 Month LIBOR + 3.92%)
5.62%, 06/15/2043(d)	250,000	272,500
5.10%, 08/15/2043	500,000	580,535
4.60%, 05/15/2044	500,000	550,858
Reinsurance Group of America, Inc., 5.00%, 06/01/2021	100,000	108,098
Travelers Cos., Inc. (The), 5.35%, 11/01/2040	250,000	309,795
Travelers Property Casualty Corp., 6.38%, 03/15/2033	192,000	248,116
Willis Towers Watson plc, 5.75%, 03/15/2021	100,000	109,889
XLIT Ltd., 4.45%, 03/31/2025	750,000	768,000

		16,609,239

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 3.30%, 12/05/2021	500,000	521,098
2.80%, 08/22/2024(e)	250,000	250,960
3.15%, 08/22/2027(e)	500,000	503,570
4.80%, 12/05/2034	500,000	566,358
3.88%, 08/22/2037(e)	350,000	356,187
4.05%, 08/22/2047(e)	500,000	509,561
4.25%, 08/22/2057(e)	250,000	256,516
Expedia, Inc., 5.95%, 08/15/2020	100,000	109,265
QVC, Inc., 4.38%, 03/15/2023	350,000	363,535

		3,437,050

Internet Software & Services 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	275,000	281,112
4.50%, 11/28/2034(c)	500,000	549,926
Alphabet, Inc., 3.38%, 02/25/2024	750,000	786,050
eBay, Inc., 2.20%, 08/01/2019	1,000,000	1,004,111
3.25%, 10/15/2020	200,000	205,813
3.80%, 03/09/2022	285,000	298,747

		3,125,759

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	215,000	213,044
Fidelity National Information Services, Inc., 3.50%, 04/15/2023	150,000	154,611
5.00%, 10/15/2025	350,000	389,880
3.00%, 08/15/2026	750,000	727,978
Fiserv, Inc., 2.70%, 06/01/2020	750,000	758,672
4.75%, 06/15/2021	200,000	215,658
International Business Machines Corp., 1.63%, 05/15/2020	500,000	497,837
2.90%, 11/01/2021	200,000	205,266
5.88%, 11/29/2032	433,000	548,125
4.00%, 06/20/2042	600,000	602,387
Visa, Inc., 2.20%, 12/14/2020	500,000	505,105
2.80%, 12/14/2022	250,000	255,636
3.15%, 12/14/2025	135,000	138,308
4.30%, 12/14/2045	750,000	829,982
Western Union Co. (The), 6.20%, 11/17/2036	300,000	324,858

		6,367,347

Leisure Products 0.0%†
Mattel, Inc., 3.15%, 03/15/2023	300,000	295,319
5.45%, 11/01/2041	150,000	150,687

		446,006

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc., 3.88%, 07/15/2023	250,000	258,885
Bio-Rad Laboratories, Inc., 4.88%, 12/15/2020	150,000	160,990
PerkinElmer, Inc., 5.00%, 11/15/2021	150,000	162,590
Thermo Fisher Scientific, Inc., 3.60%, 08/15/2021	250,000	260,903
4.15%, 02/01/2024	1,000,000	1,067,338

		1,910,706

Machinery 0.2%
Caterpillar, Inc., 3.90%, 05/27/2021	500,000	530,126
2.60%, 06/26/2022	350,000	353,559
6.05%, 08/15/2036	177,000	231,202
Deere & Co., 8.10%, 05/15/2030	500,000	730,623
Dover Corp., 5.38%, 03/01/2041	100,000	122,781
Flowserve Corp., 3.50%, 09/15/2022	100,000	100,738
IDEX Corp., 4.20%, 12/15/2021	300,000	311,957
Illinois Tool Works, Inc., 1.95%, 03/01/2019	250,000	250,946
4.88%, 09/15/2041	200,000	233,457
Parker-Hannifin Corp., 4.20%, 11/21/2034	500,000	527,333
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	500,000	506,644

		3,899,366

Media 1.2%
21st Century Fox America, Inc., 4.50%, 02/15/2021	250,000	267,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Media (continued)
21st Century Fox America, Inc., (continued) 4.00%, 10/01/2023	$500,000	$530,065
6.55%, 03/15/2033	300,000	380,067
6.20%, 12/15/2034	245,000	304,540
6.65%, 11/15/2037	150,000	197,272
6.15%, 02/15/2041	250,000	312,486
5.40%, 10/01/2043	500,000	579,455
CBS Corp., 5.75%, 04/15/2020	250,000	271,956
5.50%, 05/15/2033	118,000	128,845
4.85%, 07/01/2042	100,000	105,637
4.60%, 01/15/2045	500,000	508,710
Charter Communications Operating LLC, 3.58%, 07/23/2020	1,000,000	1,026,577
4.46%, 07/23/2022	1,000,000	1,058,027
4.91%, 07/23/2025	1,410,000	1,507,312
6.38%, 10/23/2035	500,000	584,813
6.48%, 10/23/2045	250,000	293,419
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	118,000	156,863
Comcast Corp., 5.70%, 07/01/2019	500,000	533,318
2.85%, 01/15/2023	500,000	507,721
3.60%, 03/01/2024	500,000	527,401
3.15%, 02/15/2028	500,000	498,156
4.25%, 01/15/2033	250,000	268,829
7.05%, 03/15/2033	295,000	403,977
4.40%, 08/15/2035	500,000	542,094
6.50%, 11/15/2035	100,000	133,523
6.95%, 08/15/2037	295,000	411,308
6.55%, 07/01/2039	500,000	671,705
6.40%, 03/01/2040	350,000	468,299
3.40%, 07/15/2046	250,000	230,423
Discovery Communications LLC, 3.30%, 05/15/2022	350,000	352,838
3.45%, 03/15/2025	270,000	265,901
4.90%, 03/11/2026	115,000	122,774
3.95%, 03/20/2028	500,000	496,417
5.00%, 09/20/2037	250,000	253,853
4.88%, 04/01/2043	200,000	194,915
Grupo Televisa SAB, 6.63%, 01/15/2040(c)	250,000	304,022
5.00%, 05/13/2045	250,000	251,315
NBCUniversal Media LLC, 5.15%, 04/30/2020	500,000	540,459
4.38%, 04/01/2021	800,000	860,931
2.88%, 01/15/2023	350,000	355,748
5.95%, 04/01/2041	200,000	258,376
Omnicom Group, Inc., 4.45%, 08/15/2020	150,000	158,940
3.63%, 05/01/2022	50,000	52,140
Scripps Networks Interactive, Inc., 2.80%, 06/15/2020	500,000	503,448
Time Warner Cable LLC, 8.25%, 04/01/2019	700,000	761,090
6.75%, 06/15/2039	900,000	1,079,857
5.88%, 11/15/2040	250,000	274,341
Time Warner, Inc., 3.60%, 07/15/2025	500,000	501,786
3.80%, 02/15/2027	2,000,000	2,000,465
5.38%, 10/15/2041	200,000	215,566
4.65%, 06/01/2044	250,000	244,135
Viacom, Inc., 3.88%, 12/15/2021	600,000	616,628
3.25%, 03/15/2023	200,000	196,877
4.25%, 09/01/2023	100,000	102,756
3.88%, 04/01/2024	500,000	500,658
4.38%, 03/15/2043	459,000	395,419
Walt Disney Co. (The), 3.75%, 06/01/2021	500,000	527,712
3.15%, 09/17/2025	325,000	331,347
3.00%, 02/13/2026	500,000	503,383
3.00%, 07/30/2046	150,000	130,344
WPP Finance 2010, 4.75%, 11/21/2021	400,000	430,788
3.75%, 09/19/2024	550,000	563,183

		27,758,760

Metals & Mining 0.3%
Barrick Gold Corp., 5.25%, 04/01/2042	150,000	171,625
Barrick North America Finance LLC, 4.40%, 05/30/2021(c)	450,000	483,920
BHP Billiton Finance USA Ltd., 6.42%, 03/01/2026	80,000	98,316
5.00%, 09/30/2043	500,000	589,848
Newmont Mining Corp., 5.88%, 04/01/2035	236,000	277,502
4.88%, 03/15/2042	150,000	160,799
Nucor Corp., 4.00%, 08/01/2023	500,000	530,268
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	250,000	265,267
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	206,000	246,999
Rio Tinto Finance USA plc, 2.88%, 08/21/2022	62,000	63,026
4.13%, 08/21/2042(c)	250,000	260,562
Southern Copper Corp., 3.88%, 04/23/2025	750,000	774,657
6.75%, 04/16/2040	250,000	306,788
5.88%, 04/23/2045	230,000	261,943
Vale Overseas Ltd., 4.38%, 01/11/2022	750,000	781,500
6.88%, 11/21/2036	944,000	1,080,880

		6,353,900

Multiline Retail 0.1%
Dollar General Corp., 3.25%, 04/15/2023	250,000	255,500
Kohl’s Corp., 4.00%, 11/01/2021(c)	400,000	414,002
Macy’s Retail Holdings, Inc., 6.90%, 04/01/2029	75,000	79,469
6.70%, 07/15/2034(c)	150,000	159,348
Nordstrom, Inc., 4.00%, 10/15/2021	500,000	512,357
Target Corp., 2.50%, 04/15/2026(c)	500,000	478,871
6.35%, 11/01/2032	222,000	286,356
4.00%, 07/01/2042(c)	350,000	351,511

		2,537,414

Multi-Utilities 0.4%
Ameren Illinois Co., 2.70%, 09/01/2022	450,000	455,086
Berkshire Hathaway Energy Co., 2.00%, 11/15/2018	1,000,000	1,002,551
5.15%, 11/15/2043	500,000	584,358
CMS Energy Corp., 4.70%, 03/31/2043	300,000	325,062
Consolidated Edison Co. of New York, Inc., 3.95%, 03/01/2043	500,000	512,403
4.50%, 12/01/2045	500,000	553,825
Delmarva Power & Light Co., 3.50%, 11/15/2023	1,000,000	1,042,060
Dominion Energy, Inc., 5.20%, 08/15/2019	200,000	211,367
3.63%, 12/01/2024	350,000	361,977
Series E, 6.30%, 03/15/2033	10,000	12,588
Series B, 5.95%, 06/15/2035	251,000	309,241
Series C, 4.90%, 08/01/2041	700,000	776,824
NiSource Finance Corp., 5.95%, 06/15/2041	450,000	563,329
4.80%, 02/15/2044	250,000	276,277
Puget Energy, Inc., 3.65%, 05/15/2025	250,000	254,394

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Multi-Utilities (continued)
Puget Sound Energy, Inc., 5.64%, 04/15/2041	$500,000	$632,482
Sempra Energy, 4.05%, 12/01/2023	150,000	158,714
6.00%, 10/15/2039	220,000	278,118
Southern Co. Gas Capital Corp., 4.40%, 06/01/2043	250,000	256,239
WEC Energy Group, Inc., 3.55%, 06/15/2025	500,000	514,086

		9,080,981

Oil, Gas & Consumable Fuels 2.7%
Anadarko Finance Co., Series B, 7.50%, 05/01/2031	298,000	370,868
Anadarko Petroleum Corp., 3.45%, 07/15/2024	500,000	496,205
5.55%, 03/15/2026(c)	500,000	558,421
6.45%, 09/15/2036	281,000	332,422
Apache Corp., 3.63%, 02/01/2021	500,000	515,176
5.10%, 09/01/2040	100,000	104,593
4.75%, 04/15/2043	500,000	500,530
BP Capital Markets plc, 2.24%, 05/10/2019	750,000	755,497
2.32%, 02/13/2020	500,000	504,382
4.50%, 10/01/2020	200,000	214,114
3.56%, 11/01/2021	250,000	262,940
3.06%, 03/17/2022	420,000	431,145
3.54%, 11/04/2024	250,000	257,922
3.72%, 11/28/2028	500,000	515,204
Buckeye Partners LP, 4.88%, 02/01/2021	250,000	265,386
4.15%, 07/01/2023	250,000	258,948
Canadian Natural Resources Ltd., 3.90%, 02/01/2025	500,000	512,525
6.25%, 03/15/2038	340,000	408,250
Cenovus Energy, Inc., 4.25%, 04/15/2027(e)	1,000,000	991,482
5.25%, 06/15/2037(e)	250,000	248,088
Chevron Corp., 2.19%, 11/15/2019	105,000	105,989
1.96%, 03/03/2020	1,000,000	1,003,911
2.95%, 05/16/2026	500,000	499,193
CNOOC Finance 2013 Ltd., 3.00%, 05/09/2023	750,000	751,211
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/2025	500,000	507,631
Columbia Pipeline Group, Inc., 3.30%, 06/01/2020	500,000	511,776
Concho Resources, Inc., 3.75%, 10/01/2027	500,000	502,224
ConocoPhillips, 5.90%, 10/15/2032	177,000	215,227
6.50%, 02/01/2039(c)	400,000	533,332
ConocoPhillips Co., 3.35%, 05/15/2025	500,000	511,400
4.15%, 11/15/2034(c)	500,000	516,282
4.30%, 11/15/2044	155,000	161,940
ConocoPhillips Holding Co., 6.95%, 04/15/2029	250,000	323,950
Devon Energy Corp., 3.25%, 05/15/2022	500,000	505,915
7.95%, 04/15/2032	350,000	458,224
4.75%, 05/15/2042	500,000	506,198
Ecopetrol SA, 5.88%, 05/28/2045	600,000	586,500
El Paso Natural Gas Co. LLC, 8.37%, 06/15/2032	250,000	322,459
Enable Midstream Partners LP, 5.00%, 05/15/2044	350,000	340,725
Enbridge Energy Partners LP, 4.20%, 09/15/2021	700,000	731,580
5.88%, 10/15/2025	250,000	285,088
Enbridge, Inc., 4.25%, 12/01/2026	500,000	525,857
3.70%, 07/15/2027	500,000	506,929
Encana Corp., 6.50%, 02/01/2038	500,000	591,835
Energy Transfer LP, 4.65%, 06/01/2021	200,000	212,565
5.20%, 02/01/2022	500,000	541,927
5.88%, 03/01/2022	500,000	553,435
3.60%, 02/01/2023	500,000	508,479
4.90%, 02/01/2024	250,000	265,163
4.05%, 03/15/2025	500,000	506,921
4.75%, 01/15/2026	250,000	263,168
6.05%, 06/01/2041	75,000	81,019
5.30%, 04/15/2047	500,000	501,136
EnLink Midstream Partners LP, 4.15%, 06/01/2025	500,000	504,035
Enterprise Products Operating LLC, 4.05%, 02/15/2022	250,000	264,652
3.90%, 02/15/2024	750,000	786,298
6.13%, 10/15/2039	285,000	345,492
6.45%, 09/01/2040	250,000	314,886
4.45%, 02/15/2043	500,000	505,806
4.85%, 03/15/2044	200,000	214,736
EOG Resources, Inc., 5.63%, 06/01/2019	130,000	137,490
2.45%, 04/01/2020	500,000	504,031
4.10%, 02/01/2021	400,000	421,357
EQT Corp., 4.88%, 11/15/2021	250,000	270,580
Exxon Mobil Corp., 1.91%, 03/06/2020	500,000	501,356
3.18%, 03/15/2024	500,000	518,512
2.71%, 03/06/2025	500,000	502,026
3.04%, 03/01/2026(c)	235,000	239,027
4.11%, 03/01/2046(c)	750,000	810,375
Hess Corp., 4.30%, 04/01/2027(c)	500,000	495,594
7.30%, 08/15/2031	164,000	191,885
5.60%, 02/15/2041	250,000	250,491
Husky Energy, Inc., 3.95%, 04/15/2022	600,000	626,464
Kinder Morgan Energy Partners LP, 3.50%, 03/01/2021	625,000	640,473
5.80%, 03/01/2021	200,000	218,865
4.25%, 09/01/2024	250,000	259,441
5.80%, 03/15/2035	206,000	222,818
6.38%, 03/01/2041	250,000	288,227
5.00%, 08/15/2042	350,000	348,780
Kinder Morgan, Inc., 4.30%, 06/01/2025	160,000	167,604
5.30%, 12/01/2034	900,000	939,624
5.05%, 02/15/2046	250,000	255,770
Magellan Midstream Partners LP, 4.25%, 09/15/2046	500,000	495,743
Marathon Oil Corp., 2.80%, 11/01/2022	250,000	243,042
3.85%, 06/01/2025	500,000	496,515
6.80%, 03/15/2032	118,000	134,969
Marathon Petroleum Corp., 5.13%, 03/01/2021	600,000	651,428
3.63%, 09/15/2024	250,000	254,591
6.50%, 03/01/2041	250,000	300,826
MPLX LP, 4.50%, 07/15/2023	500,000	531,949
4.88%, 12/01/2024	250,000	269,391
4.88%, 06/01/2025	250,000	267,927
Nexen Energy ULC, 5.88%, 03/10/2035	133,000	159,731
6.40%, 05/15/2037	350,000	448,071
Noble Energy, Inc., 4.15%, 12/15/2021	600,000	632,061
3.85%, 01/15/2028	250,000	250,493
5.25%, 11/15/2043	150,000	157,335
Occidental Petroleum Corp., 3.13%, 02/15/2022(c)	350,000	360,264
2.70%, 02/15/2023	200,000	201,469
3.40%, 04/15/2026	775,000	791,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP, 3.38%, 10/01/2022	$500,000	$505,030
4.90%, 03/15/2025(c)	500,000	534,733
6.13%, 02/01/2041	100,000	115,140
ONEOK, Inc., 4.00%, 07/13/2027	500,000	506,200
Petro-Canada, 5.95%, 05/15/2035	271,000	326,917
Petroleos Mexicanos, 5.50%, 01/21/2021	275,000	293,425
4.88%, 01/24/2022	250,000	262,187
3.50%, 01/30/2023	500,000	492,800
4.50%, 01/23/2026(c)	1,250,000	1,247,875
6.50%, 03/13/2027(e)	1,000,000	1,108,230
6.50%, 03/13/2027(e)	750,000	831,173
6.63%, 06/15/2035(c)	1,074,000	1,157,235
6.38%, 01/23/2045	500,000	508,750
5.63%, 01/23/2046	500,000	465,000
Phillips 66, 4.65%, 11/15/2034	500,000	529,301
5.88%, 05/01/2042	382,000	469,892
Phillips 66 Partners LP, 3.61%, 02/15/2025	500,000	498,948
Pioneer Natural Resources Co., 3.95%, 07/15/2022	450,000	472,876
Plains All American Pipeline LP, 4.65%, 10/15/2025	500,000	514,911
5.15%, 06/01/2042	450,000	424,542
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1,000,000	1,066,580
Spectra Energy Partners LP, 3.50%, 03/15/2025	500,000	503,333
Statoil ASA, 3.70%, 03/01/2024	500,000	526,653
Suncor Energy, Inc., 3.60%, 12/01/2024	235,000	242,446
6.50%, 06/15/2038	500,000	649,966
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/2023	250,000	252,078
5.35%, 05/15/2045	500,000	499,662
Total Capital Canada Ltd., 2.75%, 07/15/2023	750,000	757,354
Total Capital International SA, 2.88%, 02/17/2022	500,000	510,681
TransCanada PipeLines Ltd., 3.80%, 10/01/2020	250,000	261,358
4.88%, 01/15/2026	285,000	319,708
4.63%, 03/01/2034	250,000	273,454
5.85%, 03/15/2036	750,000	927,720
Valero Energy Corp., 7.50%, 04/15/2032	118,000	155,353
6.63%, 06/15/2037	455,000	574,087
Williams Partners LP, 5.25%, 03/15/2020	500,000	536,668
4.00%, 09/15/2025	500,000	511,417
6.30%, 04/15/2040	150,000	179,647
5.80%, 11/15/2043	250,000	282,519
4.90%, 01/15/2045	350,000	353,992

		62,487,230

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 05/15/2031	250,000	384,677

Pharmaceuticals 1.1%
Actavis, Inc., 3.25%, 10/01/2022	200,000	205,223
Allergan Funding SCS, 3.00%, 03/12/2020	750,000	765,696
3.45%, 03/15/2022	1,060,000	1,099,128
3.85%, 06/15/2024	325,000	339,044
3.80%, 03/15/2025	1,000,000	1,038,509
4.55%, 03/15/2035	195,000	208,048
4.75%, 03/15/2045	168,000	181,760
AstraZeneca plc, 3.38%, 11/16/2025	1,000,000	1,015,137
6.45%, 09/15/2037	200,000	267,924
4.00%, 09/18/2042	250,000	250,753
Bristol-Myers Squibb Co., 2.00%, 08/01/2022	700,000	690,816
3.25%, 08/01/2042	250,000	229,122
Eli Lilly & Co., 1.95%, 03/15/2019	250,000	251,221
2.75%, 06/01/2025	95,000	94,816
3.70%, 03/01/2045	500,000	502,154
GlaxoSmithKline Capital plc, 2.85%, 05/08/2022	250,000	255,700
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/2034	201,000	239,494
4.20%, 03/18/2043	300,000	319,179
Johnson & Johnson, 2.95%, 09/01/2020(c)	200,000	206,543
2.45%, 12/05/2021	500,000	506,511
2.45%, 03/01/2026	650,000	638,264
4.95%, 05/15/2033	663,000	796,163
3.63%, 03/03/2037	1,000,000	1,039,145
Merck & Co., Inc., 2.75%, 02/10/2025	570,000	571,765
3.60%, 09/15/2042	500,000	498,049
4.15%, 05/18/2043	500,000	543,889
Mylan NV, 3.95%, 06/15/2026(c)	1,000,000	1,018,104
Novartis Capital Corp., 2.40%, 05/17/2022	500,000	503,057
2.40%, 09/21/2022	500,000	503,460
3.40%, 05/06/2024	1,000,000	1,047,568
3.00%, 11/20/2025	500,000	509,104
Novartis Securities Investment Ltd., 5.13%, 02/10/2019	470,000	491,621
Pfizer, Inc., 2.10%, 05/15/2019	500,000	504,335
2.20%, 12/15/2021	1,000,000	1,005,690
3.40%, 05/15/2024	1,000,000	1,051,652
3.00%, 12/15/2026	500,000	506,290
7.20%, 03/15/2039	525,000	774,461
Pharmacia LLC, 6.60%, 12/01/2028	177,000	231,020
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	1,125,000	1,109,045
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/2021	32,000	32,228
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036(c)	7,000	7,585
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	82,000	82,585
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/2021	500,000	481,402
2.80%, 07/21/2023(c)	750,000	715,344
3.15%, 10/01/2026(c)	640,000	589,886
4.10%, 10/01/2046(c)	250,000	210,590
Wyeth LLC, 6.50%, 02/01/2034	206,000	278,015
Zoetis, Inc., 3.25%, 02/01/2023	600,000	620,437
4.50%, 11/13/2025	230,000	253,217

		25,280,749

Professional Services 0.0%†
Verisk Analytics, Inc., 4.00%, 06/15/2025	250,000	260,082

Real Estate Management & Development 0.0%†
CBRE Services, Inc., 4.88%, 03/01/2026	500,000	538,948

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/2022	350,000	360,540

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC, (continued) 3.00%, 03/15/2023	$500,000	$513,454
3.85%, 09/01/2023	650,000	698,243
3.75%, 04/01/2024	500,000	532,106
3.65%, 09/01/2025	750,000	792,239
3.25%, 06/15/2027(c)	500,000	512,770
7.95%, 08/15/2030	206,000	296,363
4.55%, 09/01/2044	250,000	277,274
4.70%, 09/01/2045	250,000	281,822
Canadian National Railway Co., 6.90%, 07/15/2028	242,000	323,955
6.20%, 06/01/2036	236,000	312,930
Canadian Pacific Railway Co., 4.50%, 01/15/2022	350,000	374,730
2.90%, 02/01/2025	500,000	497,560
6.13%, 09/15/2115	250,000	318,028
CSX Corp., 3.70%, 10/30/2020	300,000	312,551
5.50%, 04/15/2041	150,000	178,465
4.10%, 03/15/2044	250,000	249,998
3.95%, 05/01/2050	350,000	331,391
Norfolk Southern Corp., 5.90%, 06/15/2019	400,000	425,878
3.25%, 12/01/2021	250,000	258,260
3.00%, 04/01/2022	500,000	510,027
5.59%, 05/17/2025	84,000	96,385
4.45%, 06/15/2045	500,000	537,811
Ryder System, Inc., 2.50%, 05/11/2020	205,000	207,031
Union Pacific Corp., 2.75%, 04/15/2023	750,000	758,525
3.25%, 08/15/2025	500,000	514,369
4.05%, 11/15/2045	220,000	229,838
4.05%, 03/01/2046	340,000	353,731

		11,056,274

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc., 4.30%, 06/15/2021	400,000	429,159
5.10%, 10/01/2035	250,000	294,176
Broadcom Corp., 3.00%, 01/15/2022(e)	1,000,000	1,016,682
3.63%, 01/15/2024(e)	1,000,000	1,027,377
Intel Corp., 3.70%, 07/29/2025	500,000	528,757
4.80%, 10/01/2041	350,000	407,553
4.90%, 07/29/2045	350,000	418,229
KLA-Tencor Corp., 4.65%, 11/01/2024	215,000	232,912
Lam Research Corp., 3.80%, 03/15/2025	255,000	263,160
Maxim Integrated Products, Inc., 3.38%, 03/15/2023	350,000	356,611
QUALCOMM, Inc., 2.25%, 05/20/2020	1,000,000	1,010,590
2.60%, 01/30/2023	70,000	70,165
2.90%, 05/20/2024	1,000,000	1,003,381
3.25%, 05/20/2027	250,000	252,094
4.65%, 05/20/2035	500,000	545,582
Texas Instruments, Inc., 1.75%, 05/01/2020	500,000	498,316

		8,354,744

Software 0.8%
Adobe Systems, Inc., 3.25%, 02/01/2025	135,000	138,745
CA, Inc., 4.50%, 08/15/2023	410,000	432,989
Microsoft Corp., 1.85%, 02/06/2020	1,000,000	1,004,117
3.00%, 10/01/2020	500,000	518,348
2.65%, 11/03/2022	500,000	508,870
2.00%, 08/08/2023	1,000,000	979,735
3.63%, 12/15/2023	400,000	425,932
2.88%, 02/06/2024	365,000	373,001
2.70%, 02/12/2025(c)	500,000	504,849
3.13%, 11/03/2025	500,000	513,717
2.40%, 08/08/2026	465,000	449,450
3.30%, 02/06/2027(c)	1,000,000	1,035,403
3.50%, 02/12/2035	325,000	330,813
3.45%, 08/08/2036	500,000	503,614
4.50%, 10/01/2040	300,000	336,929
3.75%, 02/12/2045	750,000	760,977
4.45%, 11/03/2045	350,000	394,174
3.70%, 08/08/2046	500,000	504,220
4.25%, 02/06/2047	750,000	829,186
Oracle Corp., 2.38%, 01/15/2019	1,000,000	1,010,124
5.00%, 07/08/2019	200,000	211,285
2.80%, 07/08/2021	1,000,000	1,022,614
1.90%, 09/15/2021	2,000,000	1,985,406
2.50%, 10/15/2022	500,000	503,668
2.65%, 07/15/2026	490,000	481,312
3.25%, 05/15/2030	500,000	500,125
5.38%, 07/15/2040	350,000	434,494
4.50%, 07/08/2044	750,000	829,931
4.00%, 07/15/2046	750,000	776,031

		18,300,059

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/2020	500,000	523,763
3.25%, 04/15/2025	325,000	321,559
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024(c)	250,000	249,685
Home Depot, Inc. (The), 2.70%, 04/01/2023	500,000	507,671
3.35%, 09/15/2025	85,000	87,919
5.88%, 12/16/2036	300,000	389,673
5.95%, 04/01/2041	150,000	197,657
4.20%, 04/01/2043	250,000	266,499
4.40%, 03/15/2045	500,000	550,426
Lowe’s Cos., Inc., 3.13%, 09/15/2024	400,000	409,028
3.10%, 05/03/2027	1,000,000	994,351
6.50%, 03/15/2029	236,000	305,756
5.80%, 10/15/2036	300,000	374,344
5.00%, 09/15/2043	250,000	287,730

		5,466,061

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 1.55%, 02/07/2020	750,000	746,297
2.00%, 05/06/2020	750,000	753,851
1.55%, 08/04/2021	1,000,000	980,353
2.50%, 02/09/2025	595,000	585,255
3.25%, 02/23/2026	1,130,000	1,160,731
2.45%, 08/04/2026	625,000	603,035
3.35%, 02/09/2027	1,000,000	1,029,586
3.85%, 05/04/2043	750,000	755,559
4.38%, 05/13/2045	355,000	385,756
4.65%, 02/23/2046	460,000	521,178
4.25%, 02/09/2047	500,000	537,800
Dell International LLC, 4.42%, 06/15/2021(e)	500,000	524,958
6.02%, 06/15/2026(e)	975,000	1,082,786
8.35%, 07/15/2046(e)	500,000	642,166
Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	750,000	777,409
4.90%, 10/15/2025	500,000	528,934
6.35%, 10/15/2045	250,000	264,973
HP, Inc., 3.75%, 12/01/2020	291,000	302,568
4.65%, 12/09/2021	600,000	646,526
NetApp, Inc., 3.38%, 06/15/2021	210,000	215,298
Seagate HDD Cayman, 3.75%, 11/15/2018	675,000	686,806
5.75%, 12/01/2034(c)	175,000	164,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Corp., 4.50%, 05/15/2021	$250,000	$261,697
4.07%, 03/17/2022	125,000	127,845

		14,285,717

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/2021	125,000	133,403
NIKE, Inc., 3.88%, 11/01/2045	250,000	252,714
VF Corp., 3.50%, 09/01/2021	200,000	208,615

		594,732

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 04/15/2024	475,000	504,256

Tobacco 0.3%
Altria Group, Inc., 9.25%, 08/06/2019	155,000	175,544
2.63%, 01/14/2020	350,000	355,407
4.25%, 08/09/2042(c)	250,000	256,911
4.50%, 05/02/2043	450,000	482,046
5.38%, 01/31/2044	170,000	204,845
BAT Capital Corp., 3.22%, 08/15/2024(e)	500,000	501,232
3.56%, 08/15/2027(e)	500,000	505,026
4.39%, 08/15/2037(e)	500,000	513,105
4.54%, 08/15/2047(e)	500,000	514,468
Philip Morris International, Inc., 2.63%, 03/06/2023	1,000,000	999,718
6.38%, 05/16/2038	460,000	612,784
3.88%, 08/21/2042	250,000	247,993
Reynolds American, Inc., 4.45%, 06/12/2025	1,500,000	1,607,758
5.70%, 08/15/2035	120,000	140,725

		7,117,562

Trading Companies & Distributors 0.1%
Air Lease Corp., 3.38%, 01/15/2019(c)	500,000	508,318
GATX Corp., 3.25%, 09/15/2026	500,000	492,545
WW Grainger, Inc., 3.75%,	250,000	238,489

		1,239,352

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/2045	500,000	539,098
United Utilities plc, 5.38%, 02/01/2019	100,000	104,069

		643,167

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/2020	500,000	534,819
3.13%, 07/16/2022	750,000	768,664
6.38%, 03/01/2035	177,000	220,580
6.13%, 03/30/2040	350,000	426,798
Rogers Communications, Inc., 3.00%, 03/15/2023(c)	600,000	604,552
5.00%, 03/15/2044	250,000	281,924
Vodafone Group plc, 2.95%, 02/19/2023	250,000	253,964
7.88%, 02/15/2030	206,000	277,776
4.38%, 02/19/2043	500,000	501,254

		3,870,331

Total Corporate Bonds (cost $602,531,253)		625,944,291

Foreign Government Securities 1.8%

CANADA 0.2%
Canada Government Bond, 1.63%, 02/27/2019	750,000	751,299
Export Development Canada, 2.00%, 05/17/2022	1,000,000	996,657
Province of Ontario, 2.00%, 01/30/2019	1,000,000	1,003,845
1.88%, 05/21/2020	1,000,000	998,752
Province of Quebec, 3.50%, 07/29/2020	400,000	417,091
7.50%, 09/15/2029	578,000	824,158

		4,991,802

CHILE 0.1%
Republic of Chile, 3.13%, 03/27/2025(c)	1,250,000	1,286,875

COLOMBIA 0.2%
Republic of Colombia, 4.38%, 07/12/2021	1,150,000	1,227,050
4.50%, 01/28/2026	1,000,000	1,068,000
7.38%, 09/18/2037	225,000	296,775
5.63%, 02/26/2044	500,000	559,000
5.00%, 06/15/2045	500,000	514,375

		3,665,200

GERMANY 0.1%
FMS Wertmanagement AoeR, 1.75%, 01/24/2020	1,500,000	1,501,309

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 03/25/2024	1,000,000	1,143,750
7.63%, 03/29/2041	250,000	387,075

		1,530,825

ISRAEL 0.0%†
Israel Government Bond, 3.15%, 06/30/2023	500,000	517,630

ITALY 0.0%†
Republic of Italy, 6.88%, 09/27/2023	251,000	300,698
5.38%, 06/15/2033	541,000	622,018

		922,716

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 11/13/2018	500,000	499,656
1.75%, 05/28/2020	2,000,000	1,983,126

		2,482,782

MEXICO 0.3%
United Mexican States, 5.13%, 01/15/2020	1,000,000	1,073,500
3.50%, 01/21/2021(c)	1,000,000	1,047,000
4.00%, 10/02/2023	500,000	528,600
6.75%, 09/27/2034(c)	1,246,000	1,633,506
4.75%, 03/08/2044	400,000	412,200
5.55%, 01/21/2045	500,000	574,750
4.60%, 01/23/2046	347,000	350,470
4.35%, 01/15/2047	500,000	486,250
5.75%, 10/12/2110	200,000	214,400

		6,320,676

PANAMA 0.0%†
Republic of Panama, 6.70%, 01/26/2036	250,000	330,625
4.30%, 04/29/2053	500,000	511,250

		841,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Foreign Government Securities (continued)

	Principal Amount	Value
PERU 0.1%
Republic of Peru, 7.13%, 03/30/2019(c)	$1,840,000	$1,992,720
4.13%, 08/25/2027(c)	750,000	825,000
8.75%, 11/21/2033	500,000	787,000

		3,604,720

PHILIPPINES 0.2%
Republic of Philippines, 6.50%, 01/20/2020	1,500,000	1,655,643
4.20%, 01/21/2024	500,000	548,953
9.50%, 02/02/2030	500,000	803,596
7.75%, 01/14/2031	500,000	727,565
6.38%, 10/23/2034	500,000	672,737

		4,408,494

POLAND 0.1%
Republic of Poland, 6.38%, 07/15/2019	750,000	809,910
5.13%, 04/21/2021	200,000	219,250
5.00%, 03/23/2022	300,000	331,527
4.00%, 01/22/2024	500,000	538,020

		1,898,707

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 1.75%, 05/26/2019	500,000	496,110
4.00%, 01/29/2021	600,000	624,783
5.00%, 04/11/2022	500,000	546,129
2.38%, 04/21/2027(c)	1,000,000	926,352
Republic of Korea, 5.63%, 11/03/2025(c)	300,000	355,920
4.13%, 06/10/2044(c)	250,000	287,597

		3,236,891

SWEDEN 0.1%
Svensk Exportkredit AB, 1.25%, 04/12/2019	500,000	496,757
1.75%, 05/18/2020	1,500,000	1,497,228

		1,993,985

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 08/14/2024(c)	650,000	712,400
4.38%, 10/27/2027	1,250,000	1,346,875
5.10%, 06/18/2050(c)	350,000	369,250

		2,428,525

Total Foreign Government Securities (cost $40,241,202)		41,633,012

Mortgage-Backed Securities 28.1%
FHLMC Gold Pool
Pool# G18007 6.00%, 07/01/2019	2,261	2,310
Pool# B16087 6.00%, 08/01/2019	15,811	16,099
Pool# J00935 5.00%, 12/01/2020	7,164	7,345
Pool# J00854 5.00%, 01/01/2021	8,440	8,653
Pool# J01279 5.50%, 02/01/2021	3,995	4,126
Pool# J01570 5.50%, 04/01/2021	4,105	4,255
Pool# J06015 5.00%, 05/01/2021	25,212	25,847
Pool# J01771 5.00%, 05/01/2021	7,229	7,411
Pool# G18122 5.00%, 06/01/2021	9,288	9,692
Pool# J01980 6.00%, 06/01/2021	8,996	9,012
Pool# J03074 5.00%, 07/01/2021	6,614	6,876
Pool# J03028 5.50%, 07/01/2021	1,584	1,629
Pool# C90719 5.00%, 10/01/2023	305,871	332,172
Pool# J09912 4.00%, 06/01/2024	645,750	676,490
Pool# C00351 8.00%, 07/01/2024	428	473
Pool# G13900 5.00%, 12/01/2024	77,819	80,064
Pool# D60780 8.00%, 06/01/2025	2,020	2,201
Pool# G30267 5.00%, 08/01/2025	96,489	104,786
Pool# E02746 3.50%, 11/01/2025	366,412	383,063
Pool# J13883 3.50%, 12/01/2025	779,418	819,702
Pool# J14732 4.00%, 03/01/2026	344,842	361,396
Pool# E02896 3.50%, 05/01/2026	426,455	447,598
Pool# J18702 3.00%, 03/01/2027	376,002	386,716
Pool# J18127 3.00%, 03/01/2027	338,335	347,976
Pool# J19106 3.00%, 05/01/2027	152,498	156,843
Pool# J20471 3.00%, 09/01/2027	675,143	694,382
Pool# D82854 7.00%, 10/01/2027	1,367	1,471
Pool# G14609 3.00%, 11/01/2027	935,318	961,971
Pool# C00566 7.50%, 12/01/2027	1,504	1,719
Pool# G15100 2.50%, 07/01/2028	353,175	358,059
Pool# C18271 7.00%, 11/01/2028	2,497	2,731
Pool# C00678 7.00%, 11/01/2028	2,010	2,286
Pool# C00836 7.00%, 07/01/2029	836	949
Pool# C31285 7.00%, 09/01/2029	2,199	2,461
Pool# C31282 7.00%, 09/01/2029	97	100
Pool# C32914 8.00%, 11/01/2029	3,065	3,302
Pool# G18536 2.50%, 01/01/2030	5,317,497	5,359,831
Pool# C37436 8.00%, 01/01/2030	2,641	3,172
Pool# C36306 7.00%, 02/01/2030	720	746
Pool# C36429 7.00%, 02/01/2030	718	741
Pool# C00921 7.50%, 02/01/2030	1,676	1,938
Pool# G01108 7.00%, 04/01/2030	668	755

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# C37703 7.50%, 04/01/2030	$1,374	$1,525
Pool# G18552 3.00%, 05/01/2030	1,940,905	1,996,213
Pool# U49055 3.00%, 06/01/2030	200,340	205,575
Pool# J32243 3.00%, 07/01/2030	1,178,879	1,212,562
Pool# J32257 3.00%, 07/01/2030	264,810	272,591
Pool# J32255 3.00%, 07/01/2030	248,179	255,266
Pool# C41561 8.00%, 08/01/2030	2,180	2,285
Pool# C01051 8.00%, 09/01/2030	2,780	3,240
Pool# C43550 7.00%, 10/01/2030	3,556	3,793
Pool# C44017 7.50%, 10/01/2030	513	523
Pool# C43967 8.00%, 10/01/2030	6,550	6,582
Pool# C44957 8.00%, 11/01/2030	2,426	2,692
Pool# J33361 3.00%, 12/01/2030	633,462	651,513
Pool# G18578 3.00%, 12/01/2030	629,986	647,938
Pool# J33315 3.00%, 12/01/2030	247,645	254,701
Pool# C01103 7.50%, 12/01/2030	1,343	1,616
Pool# C46932 7.50%, 01/01/2031	740	769
Pool# G18587 3.00%, 02/01/2031	483,726	497,510
Pool# C47287 7.50%, 02/01/2031	1,597	1,672
Pool# G18592 3.00%, 03/01/2031	528,311	543,365
Pool# C48206 7.50%, 03/01/2031	1,958	1,964
Pool# C91366 4.50%, 04/01/2031	143,351	154,199
Pool# G18601 3.00%, 05/01/2031	322,417	331,604
Pool# G18605 3.00%, 06/01/2031	191,195	196,643
Pool# J34627 3.00%, 06/01/2031	33,387	34,339
Pool# C91377 4.50%, 06/01/2031	74,762	80,423
Pool# C53324 7.00%, 06/01/2031	1,806	1,904
Pool# C01209 8.00%, 06/01/2031	771	848
Pool# C55071 7.50%, 07/01/2031	697	716
Pool# G01309 7.00%, 08/01/2031	2,138	2,476
Pool# G01311 7.00%, 09/01/2031	13,461	15,386
Pool# C01222 7.00%, 09/01/2031	1,492	1,726
Pool# G01315 7.00%, 09/01/2031	459	521
Pool# C58647 7.00%, 10/01/2031	300	305
Pool# C60012 7.00%, 11/01/2031	864	895
Pool# C61298 8.00%, 11/01/2031	2,930	3,013
Pool# J35957 2.50%, 12/01/2031	1,290,856	1,301,133
Pool# C61105 7.00%, 12/01/2031	6,201	6,581
Pool# C01305 7.50%, 12/01/2031	1,066	1,185
Pool# C63171 7.00%, 01/01/2032	6,862	7,667
Pool# V61548 2.50%, 02/01/2032	1,140,705	1,149,786
Pool# C64121 7.50%, 02/01/2032	2,191	2,257
Pool# D99004 3.50%, 03/01/2032	213,506	223,181
Pool# G30577 3.50%, 04/01/2032	514,840	538,517
Pool# G01391 7.00%, 04/01/2032	23,434	27,137
Pool# C01345 7.00%, 04/01/2032	7,894	8,932
Pool# C65717 7.50%, 04/01/2032	4,685	4,801
Pool# C01370 8.00%, 04/01/2032	3,011	3,450
Pool# C66916 7.00%, 05/01/2032	19,453	21,760
Pool# C01381 8.00%, 05/01/2032	17,946	20,762
Pool# C68300 7.00%, 06/01/2032	9,862	11,010
Pool# C68290 7.00%, 06/01/2032	2,633	2,820
Pool# D99266 3.50%, 07/01/2032	337,796	353,106
Pool# G01449 7.00%, 07/01/2032	14,684	16,737
Pool# C68988 7.50%, 07/01/2032	3,280	3,290
Pool# C69908 7.00%, 08/01/2032	27,932	30,811
Pool# C91558 3.50%, 09/01/2032	81,196	84,875
Pool# G01536 7.00%, 03/01/2033	16,975	19,144
Pool# G30646 3.00%, 05/01/2033	423,929	434,945
Pool# G30642 3.00%, 05/01/2033	195,842	200,986
Pool# K90535 3.00%, 05/01/2033	87,602	89,811
Pool# A16419 6.50%, 11/01/2033	17,243	19,113
Pool# C01806 7.00%, 01/01/2034	13,489	14,155
Pool# A21356 6.50%, 04/01/2034	54,025	60,619
Pool# C01851 6.50%, 04/01/2034	36,615	41,389
Pool# A24301 6.50%, 05/01/2034	69,148	77,372
Pool# A22067 6.50%, 05/01/2034	45,253	50,727
Pool# A24988 6.50%, 07/01/2034	12,559	13,921
Pool# G01741 6.50%, 10/01/2034	17,333	19,758
Pool# G08023 6.50%, 11/01/2034	33,324	36,937
Pool# A33137 6.50%, 01/01/2035	12,811	14,230
Pool# G01947 7.00%, 05/01/2035	17,233	19,527
Pool# G08073 5.50%, 08/01/2035	178,044	199,518
Pool# A37135 5.50%, 09/01/2035	269,113	297,820
Pool# A47368 5.00%, 10/01/2035	212,936	235,019
Pool# A38531 5.50%, 10/01/2035	377,418	421,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A38255 5.50%, 10/01/2035	$199,699	$221,045
Pool# G08088 6.50%, 10/01/2035	147,181	166,431
Pool# A39759 5.50%, 11/01/2035	14,086	15,585
Pool# A40376 5.50%, 12/01/2035	14,366	16,053
Pool# A42305 5.50%, 01/01/2036	46,089	51,468
Pool# A41548 7.00%, 01/01/2036	19,519	21,693
Pool# G08111 5.50%, 02/01/2036	250,934	280,511
Pool# A43886 5.50%, 03/01/2036	581,747	663,056
Pool# A43885 5.50%, 03/01/2036	382,743	434,126
Pool# A43884 5.50%, 03/01/2036	263,026	293,540
Pool# A48378 5.50%, 03/01/2036	203,293	224,688
Pool# A43861 5.50%, 03/01/2036	72,746	80,105
Pool# G08116 5.50%, 03/01/2036	49,226	55,027
Pool# A48735 5.50%, 05/01/2036	14,484	15,950
Pool# A53039 6.50%, 10/01/2036	50,082	55,512
Pool# A53219 6.50%, 10/01/2036	1,533	1,699
Pool# G05254 5.00%, 01/01/2037	176,288	193,330
Pool# G04331 5.00%, 02/01/2037	164,753	180,667
Pool# G05941 6.00%, 02/01/2037	840,880	952,201
Pool# G03620 6.50%, 10/01/2037	4,389	4,864
Pool# G03721 6.00%, 12/01/2037	77,591	87,589
Pool# G03969 6.00%, 02/01/2038	83,820	94,383
Pool# G04913 5.00%, 03/01/2038	296,509	325,202
Pool# G05299 4.50%, 06/01/2038	284,798	306,576
Pool# G04581 6.50%, 08/01/2038	149,339	165,532
Pool# A81674 6.00%, 09/01/2038	415,829	469,049
Pool# A85442 5.00%, 03/01/2039	217,175	235,850
Pool# G05459 5.50%, 05/01/2039	2,324,448	2,566,316
Pool# G05535 4.50%, 07/01/2039	941,129	1,012,562
Pool# A89500 4.50%, 10/01/2039	123,500	132,645
Pool# A91165 5.00%, 02/01/2040	4,006,916	4,394,013
Pool# G60342 4.50%, 05/01/2042	911,869	980,811
Pool# G60195 4.00%, 06/01/2042	1,134,366	1,199,151
Pool# Q08977 4.00%, 06/01/2042	196,959	208,220
Pool# Q11087 4.00%, 09/01/2042	286,566	302,865
Pool# G07158 3.50%, 10/01/2042	900,612	933,498
Pool# G07163 3.50%, 10/01/2042	429,769	445,470
Pool# Q11532 3.50%, 10/01/2042	345,077	357,684
Pool# Q12051 3.50%, 10/01/2042	320,130	331,814
Pool# C09020 3.50%, 11/01/2042	893,097	925,682
Pool# G07264 3.50%, 12/01/2042	946,767	981,357
Pool# Q14292 3.50%, 01/01/2043	181,387	188,015
Pool# Q15884 3.00%, 02/01/2043	1,099,684	1,110,267
Pool# Q16470 3.00%, 03/01/2043	1,926,600	1,944,942
Pool# V80002 2.50%, 04/01/2043	705,850	683,796
Pool# Q16915 3.00%, 04/01/2043	647,813	653,981
Pool# Q17675 3.50%, 04/01/2043	847,505	878,459
Pool# Q18523 3.50%, 05/01/2043	1,486,733	1,540,930
Pool# Q18751 3.50%, 06/01/2043	1,727,497	1,790,605
Pool# G07410 3.50%, 07/01/2043	309,776	321,904
Pool# G07459 3.50%, 08/01/2043	1,220,385	1,264,964
Pool# G60038 3.50%, 01/01/2044	2,413,489	2,501,563
Pool# Q26869 4.00%, 06/01/2044	1,479,639	1,570,757
Pool# G07946 4.00%, 07/01/2044	41,598	44,141
Pool# Q28607 3.50%, 09/01/2044	533,817	553,253
Pool# Q30833 4.00%, 01/01/2045	64,643	68,085
Pool# G60400 4.50%, 01/01/2045	440,092	477,730
Pool# Q34167 4.00%, 06/01/2045	1,287,587	1,356,142
Pool# Q34165 4.00%, 06/01/2045	648,179	682,690
Pool# V81873 4.00%, 08/01/2045	623,663	656,869
Pool# V82126 3.50%, 12/01/2045	293,580	304,710
Pool# Q38199 3.50%, 01/01/2046	30,130	31,100
Pool# Q38357 4.00%, 01/01/2046	272,193	286,685
Pool# Q39434 3.50%, 03/01/2046	352,900	364,508
Pool# Q39364 3.50%, 03/01/2046	212,413	220,471
Pool# Q39440 4.00%, 03/01/2046	223,062	234,938
Pool# G08704 4.50%, 04/01/2046	91,528	98,101
Pool# Q40097 4.50%, 04/01/2046	8,308	8,903
Pool# G60582 3.50%, 05/01/2046	700,695	726,101
Pool# Q40718 3.50%, 05/01/2046	349,544	360,796
Pool# G08707 4.00%, 05/01/2046	462,567	487,196
Pool# Q40649 4.00%, 05/01/2046	66,331	69,863
Pool# G08708 4.50%, 05/01/2046	65,862	70,598
Pool# Q40728 4.50%, 05/01/2046	13,668	14,649
Pool# Q41903 3.50%, 07/01/2046	428,677	442,476
Pool# Q41491 3.50%, 07/01/2046	61,311	63,285

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# Q41407 3.50%, 07/01/2046	$58,890	$60,786
Pool# Q41947 4.50%, 07/01/2046	36,334	38,948
Pool# Q42596 3.50%, 08/01/2046	400,367	413,255
Pool# Q42203 3.50%, 08/01/2046	84,520	87,351
Pool# Q42393 3.50%, 08/01/2046	80,181	82,762
Pool# Q42680 4.00%, 08/01/2046	28,317	29,825
Pool# G08720 4.50%, 08/01/2046	43,516	46,645
Pool# V82617 3.50%, 09/01/2046	738,525	764,030
Pool# G08722 3.50%, 09/01/2046	301,279	310,977
Pool# G60733 4.50%, 09/01/2046	345,525	376,706
Pool# Q44223 3.50%, 11/01/2046	95,614	98,691
Pool# Q44473 3.50%, 11/01/2046	88,344	91,188
Pool# G08734 4.00%, 11/01/2046	1,159,423	1,221,154
Pool# V82849 3.00%, 12/01/2046	4,562,274	4,591,712
Pool# G08737 3.00%, 12/01/2046	3,876,805	3,893,712
Pool# G08738 3.50%, 12/01/2046	5,285,999	5,456,153
Pool# Q45024 3.50%, 12/01/2046	186,390	193,487
Pool# G08748 3.50%, 02/01/2047	1,140,638	1,177,355
Pool# G08749 4.00%, 02/01/2047	2,236,443	2,355,519
Pool# G08751 3.50%, 03/01/2047	1,800,796	1,858,763
Pool# G08752 4.00%, 03/01/2047	3,860,919	4,066,487
Pool# Q46810 4.00%, 03/01/2047	72,317	76,168
Pool# G08754 4.50%, 03/01/2047	151,946	162,874
Pool# Q47592 3.50%, 04/01/2047	439,766	453,922
Pool# Q47484 3.50%, 04/01/2047	52,810	54,637
Pool# G60988 3.00%, 05/01/2047	2,800,542	2,815,371
Pool# Q48098 3.50%, 05/01/2047	201,190	208,150
Pool# G08762 4.00%, 05/01/2047	2,804,043	2,953,340
Pool# Q48237 4.50%, 05/01/2047	1,601,076	1,716,361
Pool# Q48147 4.50%, 05/01/2047	166,602	178,631
Pool# G08767 4.00%, 06/01/2047	1,489,978	1,569,309
Pool# G08768 4.50%, 06/01/2047	2,319,239	2,486,638
Pool# Q48414 4.50%, 06/01/2047	172,121	184,709
Pool# Q48365 4.50%, 06/01/2047	69,517	74,601
Pool# G08770 3.50%, 07/01/2047	3,945,001	4,071,989
Pool# G08771 4.00%, 07/01/2047	4,161,102	4,382,653
Pool# G08774 3.50%, 08/01/2047	470,998	486,159
Pool# G08776 4.50%, 08/01/2047	405,648	434,939
Pool# G08779 3.50%, 09/01/2047	12,120,338	12,510,487
Pool# G08780 4.00%, 09/01/2047	4,328,584	4,561,041
FHLMC Non Gold Pool
Pool# 1B8478 3.23%, 07/01/2041(a)	312,307	326,374
Pool# 2B0108 3.49%, 01/01/2042(a)	41,437	43,527
Pool# 2B1381 1.73%, 06/01/2043(a)	29,513	30,268
FHLMC TBA 2.50%, 10/15/2032	9,220,000	9,286,537
3.00%, 10/15/2032	5,006,000	5,144,876
3.50%, 10/15/2032	350,000	365,654
4.00%, 10/15/2032	350,000	361,484
3.00%, 10/15/2047	26,687,000	26,783,948
4.00%, 10/15/2047	1,513,898	1,593,969
5.00%, 10/15/2047	250,000	271,669
3.50%, 12/31/2049	3,767,000	3,885,162
4.50%, 12/31/2049	507,000	543,577
FNMA Pool
Pool# 826869 5.50%, 08/01/2020	52,995	54,485
Pool# 835228 5.50%, 08/01/2020	1,740	1,786
Pool# 825811 5.50%, 09/01/2020	1,454	1,494
Pool# 838565 5.50%, 10/01/2020	59,957	62,025
Pool# 840102 5.50%, 10/01/2020	32,153	33,028
Pool# 841947 5.50%, 10/01/2020	3,467	3,548
Pool# 811505 5.50%, 10/01/2020	2,559	2,642
Pool# 843102 5.50%, 10/01/2020	1,756	1,808
Pool# 839100 5.50%, 11/01/2020	1,417	1,468
Pool# 830670 5.50%, 12/01/2020	2,016	2,075
Pool# 867183 5.50%, 02/01/2021	6,623	6,832
Pool# 811558 5.50%, 03/01/2021	70,844	72,733
Pool# 870296 5.50%, 03/01/2021	835	844
Pool# 878120 5.50%, 04/01/2021	2,385	2,473
Pool# 811559 5.50%, 05/01/2021	6,026	6,216
Pool# 879115 5.50%, 05/01/2021	5,095	5,266
Pool# 885440 5.50%, 05/01/2021	1,412	1,461
Pool# 845489 5.50%, 06/01/2021	401	420
Pool# 880950 5.50%, 07/01/2021	13,938	14,527
Pool# 870092 5.50%, 08/01/2021	1,102	1,132
Pool# 896599 5.50%, 08/01/2021	299	308
Pool# 903350 5.00%, 10/01/2021	3,713	3,852
Pool# 894126 5.50%, 10/01/2021	422	437
Pool# 902789 5.50%, 11/01/2021	29,178	30,641
Pool# 906708 5.00%, 12/01/2021	24,799	25,511

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 901509 5.00%, 12/01/2021	$2,168	$2,218
Pool# 928106 5.50%, 02/01/2022	35,835	37,785
Pool# 914385 5.50%, 03/01/2022	801	829
Pool# 913323 5.50%, 04/01/2022	1,633	1,696
Pool# 899438 5.50%, 06/01/2022	35,499	36,984
Pool# AA2549 4.00%, 04/01/2024	184,911	193,559
Pool# 934863 4.00%, 06/01/2024	333,208	347,479
Pool# AC1374 4.00%, 08/01/2024	211,954	223,233
Pool# AC1529 4.50%, 09/01/2024	576,975	602,764
Pool# AD0244 4.50%, 10/01/2024	74,343	78,209
Pool# AD4089 4.50%, 05/01/2025	452,801	476,992
Pool# 890216 4.50%, 07/01/2025	134,210	141,195
Pool# AB1609 4.00%, 10/01/2025	309,099	325,012
Pool# AH1361 3.50%, 12/01/2025	291,216	304,173
Pool# AH1518 3.50%, 12/01/2025	159,910	166,559
Pool# AH5616 3.50%, 02/01/2026	833,644	868,320
Pool# AL0298 4.00%, 05/01/2026	642,957	676,786
Pool# AB4277 3.00%, 01/01/2027	962,153	991,374
Pool# AL1391 3.50%, 01/01/2027	17,918	18,685
Pool# AP4746 3.00%, 08/01/2027	256,096	263,859
Pool# AP7855 3.00%, 09/01/2027	1,252,212	1,290,170
Pool# AP4640 3.00%, 09/01/2027	132,139	136,146
Pool# AQ5096 3.00%, 11/01/2027	350,781	361,419
Pool# AB6887 3.00%, 11/01/2027	275,155	283,465
Pool# AQ4532 3.00%, 11/01/2027	168,534	173,647
Pool# AQ3758 3.00%, 11/01/2027	137,607	141,603
Pool# AB6886 3.00%, 11/01/2027	135,986	140,111
Pool# AQ7406 3.00%, 11/01/2027	129,914	133,871
Pool# AQ2884 3.00%, 12/01/2027	127,436	131,137
Pool# AS0487 2.50%, 09/01/2028	593,614	601,392
Pool# 930998 4.50%, 04/01/2029	80,034	86,100
Pool# AL8077 3.50%, 12/01/2029	43,602	45,437
Pool# AS4874 3.00%, 04/01/2030	792,623	816,136
Pool# AS5412 2.50%, 07/01/2030	322,149	325,480
Pool# AS5420 3.00%, 07/01/2030	669,729	689,615
Pool# AL7152 3.50%, 07/01/2030	889,625	931,430
Pool# AS5702 2.50%, 08/01/2030	1,233,901	1,246,663
Pool# AZ4898 2.50%, 08/01/2030	849,304	858,083
Pool# AY8448 3.00%, 08/01/2030	2,266,204	2,333,357
Pool# AZ2953 3.00%, 09/01/2030	2,237,557	2,303,980
Pool# AZ5718 3.00%, 09/01/2030	2,112,121	2,174,692
Pool# AS6060 3.00%, 10/01/2030	1,775,384	1,828,057
Pool# AZ9234 3.50%, 10/01/2030	135,335	140,999
Pool# BA2993 3.00%, 11/01/2030	452,659	465,400
Pool# AS6174 3.50%, 11/01/2030	68,392	71,248
Pool# AS6272 2.50%, 12/01/2030	450,228	453,646
Pool# AS6295 3.00%, 12/01/2030	698,089	717,739
Pool# BA3545 3.00%, 12/01/2030	351,520	361,415
Pool# AH1515 4.00%, 12/01/2030	618,296	656,653
Pool# AD0716 6.50%, 12/01/2030	1,853,822	2,110,388
Pool# BA6532 2.50%, 01/01/2031	360,683	363,422
Pool# AB2121 4.00%, 01/01/2031	90,086	95,689
Pool# MA0641 4.00%, 02/01/2031	462,360	491,046
Pool# 560868 7.50%, 02/01/2031	755	768
Pool# AS6799 3.00%, 03/01/2031	625,705	643,318
Pool# BC4410 3.50%, 03/01/2031	59,457	61,968
Pool# AS6919 3.50%, 03/01/2031	48,118	50,192
Pool# BC0320 3.50%, 03/01/2031	32,086	33,589
Pool# AL8561 3.50%, 06/01/2031	333,871	350,079
Pool# AS8038 2.50%, 10/01/2031	1,138,345	1,146,986
Pool# AS8612 3.00%, 10/01/2031	503,280	517,447
Pool# 607212 7.50%, 10/01/2031	6,569	6,894
Pool# MA0895 3.50%, 11/01/2031	493,350	512,698
Pool# 607632 6.50%, 11/01/2031	130	145
Pool# AS8609 3.00%, 01/01/2032	409,204	420,723
Pool# MA2871 3.00%, 01/01/2032	111,782	114,929
Pool# AL9585 3.50%, 01/01/2032	152,078	159,714
Pool# BM1036 2.50%, 02/01/2032	2,946,197	2,968,564
Pool# AS8767 3.00%, 02/01/2032	40,191	41,381
Pool# AL9899 3.00%, 03/01/2032	59,133	60,886
Pool# MA1029 3.50%, 04/01/2032	391,537	409,262
Pool# 545556 7.00%, 04/01/2032	6,382	7,357
Pool# AO2565 3.50%, 05/01/2032	152,834	159,759
Pool# AS9695 3.50%, 05/01/2032	79,731	83,864
Pool# 545605 7.00%, 05/01/2032	8,392	9,766
Pool# AO5103 3.50%, 06/01/2032	347,967	363,736

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 890786 3.50%, 06/01/2032	$57,208	$60,242
Pool# MA1107 3.50%, 07/01/2032	53,268	55,675
Pool# 651361 7.00%, 07/01/2032	1,334	1,368
Pool# AP1990 3.50%, 08/01/2032	190,552	199,323
Pool# AP1997 3.50%, 08/01/2032	106,621	111,527
Pool# BH5355 3.50%, 08/01/2032	25,894	27,118
Pool# AO7202 3.50%, 09/01/2032	406,445	425,167
Pool# MA1166 3.50%, 09/01/2032	309,176	323,154
Pool# AP3673 3.50%, 10/01/2032	326,673	341,725
Pool# AB6962 3.50%, 11/01/2032	489,805	512,380
Pool# AQ3343 3.50%, 11/01/2032	266,590	278,876
Pool# 555346 5.50%, 04/01/2033	81,510	91,652
Pool# 713560 5.50%, 04/01/2033	11,082	12,316
Pool# 694846 6.50%, 04/01/2033	13,622	15,094
Pool# 701261 7.00%, 04/01/2033	608	650
Pool# AB9402 3.00%, 05/01/2033	456,302	468,208
Pool# AB9403 3.00%, 05/01/2033	204,538	209,872
Pool# AB9300 3.00%, 05/01/2033	165,632	169,911
Pool# 555421 5.00%, 05/01/2033	1,931,915	2,132,993
Pool# 720087 5.50%, 07/01/2033	369,267	413,857
Pool# 728721 5.50%, 07/01/2033	56,470	63,263
Pool# 555684 5.50%, 07/01/2033	15,696	17,587
Pool# MA1527 3.00%, 08/01/2033	1,848,530	1,896,719
Pool# 743235 5.50%, 10/01/2033	28,889	32,209
Pool# 750229 6.50%, 10/01/2033	33,446	37,063
Pool# 755872 5.50%, 12/01/2033	343,345	382,896
Pool# 725221 5.50%, 01/01/2034	8,179	9,171
Pool# 725223 5.50%, 03/01/2034	890	998
Pool# 725228 6.00%, 03/01/2034	735,985	840,540
Pool# 725425 5.50%, 04/01/2034	460,618	516,262
Pool# 725423 5.50%, 05/01/2034	45,065	50,516
Pool# 725594 5.50%, 07/01/2034	192,041	215,144
Pool# 788027 6.50%, 09/01/2034	25,820	28,612
Pool# 807310 7.00%, 11/01/2034	2,342	2,520
Pool# 735141 5.50%, 01/01/2035	597,995	670,413
Pool# 889852 5.50%, 05/01/2035	17,148	19,223
Pool# 256023 6.00%, 12/01/2035	592,195	675,395
Pool# 745418 5.50%, 04/01/2036	97,576	109,283
Pool# 745516 5.50%, 05/01/2036	54,789	61,312
Pool# 889745 5.50%, 06/01/2036	9,717	10,893
Pool# 995065 5.50%, 09/01/2036	352,121	393,606
Pool# 888635 5.50%, 09/01/2036	214,790	240,705
Pool# 995024 5.50%, 08/01/2037	126,019	141,241
Pool# 995050 6.00%, 09/01/2037	1,185,580	1,351,384
Pool# 955194 7.00%, 11/01/2037	141,360	159,076
Pool# 928940 7.00%, 12/01/2037	65,436	70,534
Pool# 990810 7.00%, 10/01/2038	124,343	138,948
Pool# AC9890 3.44%, 04/01/2040(a)	1,594,290	1,663,300
Pool# AC9895 3.44%, 04/01/2040(a)	803,276	839,324
Pool# AD8536 5.00%, 08/01/2040	450,362	491,885
Pool# AB1735 3.50%, 11/01/2040	12,280	12,681
Pool# AE9747 4.50%, 12/01/2040	1,259,314	1,363,397
Pool# AB2067 3.50%, 01/01/2041	502,806	521,644
Pool# 932888 3.50%, 01/01/2041	328,547	341,658
Pool# AB2068 3.50%, 01/01/2041	291,661	302,280
Pool# 932891 3.50%, 01/01/2041	57,351	59,615
Pool# AL3650 5.00%, 02/01/2041	35,576	38,946
Pool# AL6521 5.00%, 04/01/2041	2,078,046	2,305,286
Pool# AL0390 5.00%, 05/01/2041	848,876	927,812
Pool# AL5863 4.50%, 06/01/2041	4,296,918	4,633,630
Pool# AJ1249 3.29%, 09/01/2041(a)	361,740	377,914
Pool# AI9851 4.50%, 09/01/2041	71,137	76,891
Pool# AL0761 5.00%, 09/01/2041	240,314	262,272
Pool# AJ5431 4.50%, 10/01/2041	112,780	121,267
Pool# AJ4861 4.00%, 12/01/2041	279,530	295,586
Pool# AX5316 4.50%, 01/01/2042	132,668	143,580
Pool# AL2499 4.50%, 01/01/2042	65,379	70,653
Pool# AK0714 3.44%, 02/01/2042(a)	98,751	103,338
Pool# AW8167 3.50%, 02/01/2042	1,745,753	1,807,865
Pool# AB5185 3.50%, 05/01/2042	699,171	723,899
Pool# AO3575 4.50%, 05/01/2042	63,674	68,353
Pool# AO4647 3.50%, 06/01/2042	1,290,802	1,336,320
Pool# AO8036 4.50%, 07/01/2042	1,140,278	1,231,263
Pool# AP2092 4.50%, 08/01/2042	34,024	36,520
Pool# AP6579 3.50%, 09/01/2042	1,233,522	1,277,213
Pool# AL2782 4.50%, 09/01/2042	242,860	262,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AB6524 3.50%, 10/01/2042	$2,101,586	$2,174,083
Pool# AB7074 3.00%, 11/01/2042	1,245,978	1,256,951
Pool# AL2677 3.50%, 11/01/2042	1,168,210	1,210,262
Pool# AB6786 3.50%, 11/01/2042	856,005	885,840
Pool# MA1273 3.50%, 12/01/2042	651,172	674,679
Pool# AR4210 3.50%, 01/01/2043	307,211	317,822
Pool# AT4982 1.87%, 04/01/2043(a)	61,705	63,383
Pool# AR8213 3.50%, 04/01/2043	334,218	346,246
Pool# AB9238 3.00%, 05/01/2043	1,484,034	1,497,009
Pool# AB9237 3.00%, 05/01/2043	1,070,988	1,080,365
Pool# AB9236 3.00%, 05/01/2043	336,627	339,574
Pool# AB9362 3.50%, 05/01/2043	1,659,760	1,721,431
Pool# AT4250 2.05%, 06/01/2043(a)	144,688	146,653
Pool# AT4145 3.00%, 06/01/2043	418,582	422,182
Pool# AB9814 3.00%, 07/01/2043	1,407,373	1,419,693
Pool# AT6871 3.00%, 07/01/2043	217,596	219,444
Pool# AS0203 3.00%, 08/01/2043	976,162	984,536
Pool# AS0255 4.50%, 08/01/2043	453,571	487,844
Pool# AL4471 4.00%, 09/01/2043	705,057	750,976
Pool# AL6951 3.50%, 10/01/2043	1,063,905	1,100,860
Pool# AS2276 4.50%, 04/01/2044	917,147	986,286
Pool# AW1006 4.00%, 05/01/2044	276,466	295,337
Pool# AL7767 4.50%, 06/01/2044	87,592	94,799
Pool# AS3161 4.00%, 08/01/2044	2,206,791	2,325,567
Pool# BC5090 4.00%, 10/01/2044	281,804	296,786
Pool# AS3946 4.00%, 12/01/2044	2,192,661	2,335,533
Pool# AL9555 4.00%, 02/01/2045	4,642,023	4,904,734
Pool# AX9524 4.00%, 02/01/2045	2,035,813	2,177,879
Pool# AS4418 4.00%, 02/01/2045	1,395,117	1,492,462
Pool# AS4375 4.00%, 02/01/2045	942,420	1,008,183
Pool# AL6889 4.50%, 02/01/2045	285,613	311,770
Pool# AY1312 3.50%, 03/01/2045	3,719,838	3,857,613
Pool# AX9567 3.50%, 03/01/2045	170,976	177,494
Pool# AS4578 4.00%, 03/01/2045	269,940	288,777
Pool# AS4921 3.50%, 05/01/2045	1,918,250	1,987,059
Pool# AS5012 4.00%, 05/01/2045	2,726,593	2,916,859
Pool# AS5312 3.50%, 07/01/2045	374,549	387,571
Pool# AZ2323 4.00%, 07/01/2045	1,167,897	1,235,608
Pool# AL7207 4.50%, 08/01/2045	352,281	384,602
Pool# AL9634 3.50%, 10/01/2045	256,548	265,617
Pool# BA2164 3.00%, 11/01/2045	283,116	284,246
Pool# AS6311 3.50%, 12/01/2045	4,403,607	4,542,984
Pool# AS6282 3.50%, 12/01/2045	2,826,133	2,927,497
Pool# BC0326 3.50%, 12/01/2045	2,462,926	2,540,879
Pool# AS6527 4.00%, 01/01/2046	654,661	689,553
Pool# BC0178 4.50%, 01/01/2046	19,939	21,412
Pool# BC1158 3.50%, 02/01/2046	182,021	187,782
Pool# BC2667 4.00%, 02/01/2046	110,254	116,121
Pool# BC0605 4.00%, 02/01/2046	72,781	76,652
Pool# AL9781 4.50%, 02/01/2046	733,069	792,647
Pool# BC0300 3.50%, 03/01/2046	2,758,830	2,846,148
Pool# AS6833 3.50%, 03/01/2046	70,291	72,516
Pool# AS6795 4.00%, 03/01/2046	576,522	607,336
Pool# BA6972 4.00%, 03/01/2046	150,200	158,194
Pool# BC0311 4.50%, 03/01/2046	19,912	21,388
Pool# BC0823 3.50%, 04/01/2046	515,576	531,894
Pool# BA7692 3.50%, 04/01/2046	26,012	26,945
Pool# AS7026 4.00%, 04/01/2046	444,732	468,505
Pool# BC1809 3.50%, 05/01/2046	366,474	378,073
Pool# AS7171 3.50%, 05/01/2046	202,734	209,150
Pool# AS7108 4.00%, 05/01/2046	1,678,448	1,767,917
Pool# AS7251 4.00%, 05/01/2046	60,073	63,277
Pool# AS7387 3.50%, 06/01/2046	574,306	592,483
Pool# BC1216 3.50%, 07/01/2046	2,856,310	2,955,990
Pool# AS7593 3.50%, 07/01/2046	1,939,950	2,007,675
Pool# AS7594 3.50%, 07/01/2046	1,792,767	1,855,354
Pool# AS7545 3.50%, 07/01/2046	743,239	766,763
Pool# AS7490 3.50%, 07/01/2046	232,399	240,783
Pool# BC1452 4.00%, 07/01/2046	3,165,282	3,335,532
Pool# AL8858 4.00%, 07/01/2046	125,257	132,081
Pool# BD5180 4.50%, 07/01/2046	29,259	31,553
Pool# BD4890 3.50%, 08/01/2046	2,664,360	2,748,689
Pool# BC9501 3.50%, 08/01/2046	56,389	58,174
Pool# AS7648 4.00%, 08/01/2046	454,070	478,359
Pool# AS7760 4.00%, 08/01/2046	398,398	421,848
Pool# AS7795 4.00%, 08/01/2046	265,148	279,331

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BD3911 4.00%, 08/01/2046	$54,476	$57,386
Pool# BD3923 4.00%, 08/01/2046	29,853	31,444
Pool# AS7770 4.50%, 08/01/2046	158,068	169,902
Pool# BD5232 4.50%, 08/01/2046	44,452	47,937
Pool# AL8947 3.50%, 09/01/2046	409,956	424,648
Pool# BD4944 3.50%, 09/01/2046	120,882	124,708
Pool# AL9263 3.00%, 10/01/2046	383,999	386,155
Pool# AS8125 3.50%, 10/01/2046	144,173	149,206
Pool# AS8141 4.00%, 10/01/2046	2,676,313	2,826,609
Pool# BC4766 4.50%, 10/01/2046	120,598	129,486
Pool# AS8154 4.50%, 10/01/2046	86,357	92,755
Pool# AS8369 3.50%, 11/01/2046	1,427,694	1,477,536
Pool# BE5067 3.50%, 11/01/2046	1,119,026	1,154,444
Pool# BE0065 3.50%, 11/01/2046	37,304	38,577
Pool# BE5038 4.00%, 11/01/2046	25,496	27,332
Pool# MA2833 3.00%, 12/01/2046	5,895,883	5,919,418
Pool# AS8488 3.00%, 12/01/2046	510,127	513,235
Pool# BM1121 3.50%, 12/01/2046	1,280,615	1,328,324
Pool# BE4224 3.50%, 12/01/2046	47,467	48,969
Pool# AL9697 3.00%, 01/01/2047	1,379,676	1,388,091
Pool# AS8647 3.00%, 01/01/2047	980,823	986,331
Pool# MA2864 3.50%, 01/01/2047	930,110	959,548
Pool# AS8692 3.50%, 01/01/2047	858,479	886,218
Pool# BE6548 3.50%, 01/01/2047	197,426	203,674
Pool# BE7115 4.50%, 01/01/2047	73,303	78,722
Pool# BE6503 4.50%, 01/01/2047	44,130	47,590
Pool# BE5856 4.50%, 01/01/2047	32,414	34,955
Pool# AS8862 3.50%, 02/01/2047	3,298,637	3,403,041
Pool# BE2971 4.00%, 02/01/2047	112,332	118,306
Pool# BE8495 4.50%, 02/01/2047	36,168	39,003
Pool# BE7869 4.50%, 02/01/2047	27,584	29,619
Pool# MA2930 4.00%, 03/01/2047	3,196,183	3,366,825
Pool# BE9247 4.50%, 03/01/2047	41,855	44,938
Pool# AS9451 3.50%, 04/01/2047	649,277	669,827
Pool# AS9463 3.50%, 04/01/2047	415,363	430,865
Pool# BD7122 4.00%, 04/01/2047	3,019,320	3,180,517
Pool# AS9454 4.00%, 04/01/2047	996,794	1,050,012
Pool# AS9467 4.00%, 04/01/2047	878,556	933,066
Pool# AS9394 4.50%, 04/01/2047	521,811	560,310
Pool# BE9590 3.50%, 05/01/2047	2,666,200	2,750,587
Pool# AS9577 3.50%, 05/01/2047	334,518	346,634
Pool# BE3611 4.00%, 05/01/2047	1,419,653	1,503,622
Pool# MA2995 4.00%, 05/01/2047	311,457	328,085
Pool# BE3670 3.50%, 06/01/2047	766,866	791,137
Pool# AS9794 3.50%, 06/01/2047	368,150	382,086
Pool# AS9747 4.00%, 06/01/2047	2,240,431	2,388,252
Pool# BM1295 4.50%, 06/01/2047	430,086	462,309
Pool# BE9624 4.50%, 06/01/2047	68,175	73,206
Pool# BE3704 5.00%, 06/01/2047	189,501	207,746
Pool# BM1551 3.50%, 07/01/2047	311,896	323,555
Pool# AS9909 3.50%, 07/01/2047	169,805	176,174
Pool# BM1492 4.00%, 07/01/2047	1,769,363	1,879,635
Pool# AS9973 4.00%, 07/01/2047	228,840	241,058
Pool# MA3058 4.00%, 07/01/2047	73,733	77,670
Pool# MA3073 4.50%, 07/01/2047	1,261,342	1,354,406
Pool# MA3087 3.50%, 08/01/2047	1,285,840	1,326,537
Pool# BM1658 3.50%, 08/01/2047	294,009	304,782
Pool# BH5359 4.00%, 08/01/2047	695,799	735,305
Pool# CA0084 4.50%, 08/01/2047	279,643	300,620
Pool# CA0265 4.00%, 09/01/2047	213,843	225,260
Pool# MA3121 4.00%, 09/01/2047	174,173	183,472
Pool# MA3150 4.50%, 10/01/2047	96,312	103,389
FNMA TBA
2.50%, 10/25/2032	15,545,000	15,650,658
3.00%, 10/25/2032	3,884,663	3,991,491
3.50%, 10/25/2032	181,000	188,495
4.00%, 10/25/2032	1,378,000	1,423,646
4.50%, 10/25/2032	665,000	679,235
5.00%, 10/25/2032	35,000	35,749
2.50%, 10/25/2047	2,155,000	2,085,973
3.00%, 10/25/2047	44,578,000	44,724,270
3.50%, 10/25/2047	6,717,000	6,924,545
4.00%, 10/25/2047	3,393,750	3,573,247
4.50%, 10/25/2047	2,254,000	2,419,528
5.00%, 10/25/2047	768,000	837,723
5.50%, 10/25/2047	950,000	1,051,165
GNMA I Pool
Pool# 279461 9.00%, 11/15/2019	262	265
Pool# 376510 7.00%, 05/15/2024	1,388	1,485
Pool# 457801 7.00%, 08/15/2028	2,973	3,216
Pool# 486936 6.50%, 02/15/2029	1,688	1,949
Pool# 502969 6.00%, 03/15/2029	5,735	6,464
Pool# 487053 7.00%, 03/15/2029	2,595	2,846

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 781014 6.00%, 04/15/2029	$4,273	$4,866
Pool# 509099 7.00%, 06/15/2029	3,615	3,710
Pool# 470643 7.00%, 07/15/2029	14,181	14,980
Pool# 434505 7.50%, 08/15/2029	106	110
Pool# 416538 7.00%, 10/15/2029	228	229
Pool# 524269 8.00%, 11/15/2029	6,882	6,951
Pool# 781124 7.00%, 12/15/2029	12,051	14,143
Pool# 507396 7.50%, 09/15/2030	48,133	50,361
Pool# 531352 7.50%, 09/15/2030	2,925	3,011
Pool# 536334 7.50%, 10/15/2030	201	206
Pool# 540659 7.00%, 01/15/2031	919	934
Pool# 486019 7.50%, 01/15/2031	2,031	2,272
Pool# 535388 7.50%, 01/15/2031	632	647
Pool# 537406 7.50%, 02/15/2031	428	433
Pool# 528589 6.50%, 03/15/2031	37,129	40,976
Pool# 508473 7.50%, 04/15/2031	5,988	6,641
Pool# 544470 8.00%, 04/15/2031	3,045	3,073
Pool# 781287 7.00%, 05/15/2031	5,706	6,654
Pool# 781319 7.00%, 07/15/2031	1,678	1,977
Pool# 485879 7.00%, 08/15/2031	9,882	11,012
Pool# 572554 6.50%, 09/15/2031	50,264	55,473
Pool# 781328 7.00%, 09/15/2031	5,635	6,677
Pool# 555125 7.00%, 09/15/2031	800	810
Pool# 550991 6.50%, 10/15/2031	1,230	1,358
Pool# 571267 7.00%, 10/15/2031	1,232	1,376
Pool# 574837 7.50%, 11/15/2031	2,369	2,429
Pool# 555171 6.50%, 12/15/2031	1,430	1,578
Pool# 781380 7.50%, 12/15/2031	1,699	2,050
Pool# 781481 7.50%, 01/15/2032	8,342	10,011
Pool# 580972 6.50%, 02/15/2032	209	231
Pool# 781401 7.50%, 02/15/2032	5,053	6,129
Pool# 781916 6.50%, 03/15/2032	91,593	105,078
Pool# 552474 7.00%, 03/15/2032	5,391	6,042
Pool# 781478 7.50%, 03/15/2032	3,320	4,009
Pool# 781429 8.00%, 03/15/2032	5,615	6,903
Pool# 781431 7.00%, 04/15/2032	20,541	24,475
Pool# 552616 7.00%, 06/15/2032	44,520	49,610
Pool# 570022 7.00%, 07/15/2032	22,917	25,941
Pool# 595077 6.00%, 10/15/2032	9,973	11,341
Pool# 596657 7.00%, 10/15/2032	4,728	4,865
Pool# 552903 6.50%, 11/15/2032	173,111	193,218
Pool# 552952 6.00%, 12/15/2032	9,384	10,652
Pool# 602102 6.00%, 02/15/2033	16,797	18,933
Pool# 588192 6.00%, 02/15/2033	8,485	9,580
Pool# 553144 5.50%, 04/15/2033	36,088	40,614
Pool# 604243 6.00%, 04/15/2033	15,096	17,135
Pool# 611526 6.00%, 05/15/2033	9,509	10,719
Pool# 553320 6.00%, 06/15/2033	37,604	42,785
Pool# 573916 6.00%, 11/15/2033	37,728	42,526
Pool# 604788 6.50%, 11/15/2033	87,023	96,664
Pool# 781688 6.00%, 12/15/2033	51,848	59,027
Pool# 604875 6.00%, 12/15/2033	42,212	48,063
Pool# 781690 6.00%, 12/15/2033	20,815	24,189
Pool# 781699 7.00%, 12/15/2033	8,956	10,326
Pool# 621856 6.00%, 01/15/2034	37,048	41,758
Pool# 564799 6.00%, 03/15/2034	80,914	92,419
Pool# 630038 6.50%, 08/15/2034	71,769	79,206
Pool# 781804 6.00%, 09/15/2034	60,396	68,820
Pool# 781847 6.00%, 12/15/2034	44,966	51,201
Pool# 486921 5.50%, 02/15/2035	15,216	17,160
Pool# 781902 6.00%, 02/15/2035	48,520	54,954
Pool# 781933 6.00%, 06/15/2035	6,867	7,810
Pool# 649513 5.50%, 10/15/2035	428,299	480,540
Pool# 649510 5.50%, 10/15/2035	203,882	227,667
Pool# 652207 5.50%, 03/15/2036	47,834	53,293
Pool# 655519 5.00%, 05/15/2036	53,587	58,518
Pool# 652539 5.00%, 05/15/2036	23,621	26,234
Pool# 606308 5.50%, 05/15/2036	34,620	38,799
Pool# 606314 5.50%, 05/15/2036	7,860	8,757
Pool# 657912 6.50%, 08/15/2036	7,334	8,116
Pool# 697957 4.50%, 03/15/2039	1,781,842	1,912,704
Pool# 704630 5.50%, 07/15/2039	77,811	86,858
Pool# 710724 4.50%, 08/15/2039	712,799	765,155
Pool# 722292 5.00%, 09/15/2039	1,382,561	1,522,196
Pool# 782803 6.00%, 11/15/2039	554,768	625,308
Pool# 736666 4.50%, 04/15/2040	1,473,180	1,581,934

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 733312 4.00%, 09/15/2040	$91,081	$97,375
Pool# 742235 4.00%, 12/15/2040	312,037	330,764
Pool# 755958 4.00%, 01/15/2041	268,240	286,815
Pool# 759075 4.00%, 01/15/2041	238,732	255,392
Pool# 755959 4.00%, 01/15/2041	227,920	243,825
Pool# 742244 4.00%, 01/15/2041	225,871	241,361
Pool# 753826 4.00%, 01/15/2041	87,391	93,431
Pool# 690662 4.00%, 01/15/2041	79,876	85,337
Pool# 719486 4.00%, 01/15/2041	42,814	45,207
Pool# 759207 4.00%, 02/15/2041	416,762	445,873
Pool# 757557 4.00%, 02/15/2041	50,243	53,388
Pool# 757555 4.00%, 02/15/2041	45,996	49,181
Pool# 738107 4.00%, 03/15/2041	668,584	707,762
Pool# 778869 4.00%, 02/15/2042	390,814	414,598
Pool# AD8789 3.50%, 03/15/2043	977,500	1,025,545
Pool# AD2254 3.50%, 03/15/2043	181,701	189,341
Pool# AA6403 3.00%, 05/15/2043	1,448,322	1,477,522
Pool# AD2411 3.50%, 05/15/2043	742,587	775,972
GNMA II Pool
Pool# 3851 5.50%, 05/20/2036	662,269	730,831
Pool# 4245 6.00%, 09/20/2038	274,897	308,342
Pool# 4559 5.00%, 10/20/2039	703,556	775,957
Pool# 4715 5.00%, 06/20/2040	177,480	195,690
Pool# 4747 5.00%, 07/20/2040	2,119,998	2,316,847
Pool# 4771 4.50%, 08/20/2040	1,867,863	2,017,343
Pool# 4802 5.00%, 09/20/2040	1,288,342	1,420,044
Pool# 4834 4.50%, 10/20/2040	441,599	476,373
Pool# 737727 4.00%, 12/20/2040	2,197,842	2,347,100
Pool# 737730 4.00%, 12/20/2040	672,777	718,596
Pool# 4923 4.50%, 01/20/2041	669,193	719,567
Pool# 4978 4.50%, 03/20/2041	101,891	109,553
Pool# 5017 4.50%, 04/20/2041	1,124,702	1,209,213
Pool# 5056 5.00%, 05/20/2041	332,646	363,533
Pool# 5082 4.50%, 06/20/2041	413,749	444,840
Pool# 5175 4.50%, 09/20/2041	447,386	481,020
Pool# 675523 3.50%, 03/20/2042	430,772	450,378
Pool# 5332 4.00%, 03/20/2042	456,612	484,244
Pool# MA0392 3.50%, 09/20/2042	2,183,514	2,282,161
Pool# MA0534 3.50%, 11/20/2042	3,140,118	3,281,986
Pool# MA0852 3.50%, 03/20/2043	1,624,112	1,697,491
Pool# MA0934 3.50%, 04/20/2043	1,506,378	1,574,438
Pool# AF1001 3.50%, 06/20/2043	1,038,759	1,087,504
Pool# MA1376 4.00%, 10/20/2043	826,057	879,147
Pool# MA2824 2.50%, 05/20/2045	1,126,053	1,107,183
Pool# AM4381 3.50%, 05/20/2045	1,348,266	1,402,757
Pool# MA2891 3.00%, 06/20/2045	5,278,884	5,358,444
Pool# AO1103 3.50%, 09/20/2045	2,085,061	2,177,258
Pool# AO1099 3.50%, 09/20/2045	882,161	921,167
Pool# MA3173 3.50%, 10/20/2045	606,120	631,085
Pool# MA3243 3.00%, 11/20/2045	1,480,025	1,502,331
Pool# MA3309 3.00%, 12/20/2045	2,625,413	2,664,982
Pool# MA3876 4.50%, 08/20/2046	255,539	273,735
Pool# MA3939 4.50%, 09/20/2046	40,882	43,646
Pool# MA4004 3.50%, 10/20/2046	1,839,016	1,913,939
Pool# MA4006 4.50%, 10/20/2046	828,309	884,268
Pool# MA4070 4.00%, 11/20/2046	173,566	182,980
Pool# MA4071 4.50%, 11/20/2046	58,772	62,742
Pool# MA4126 3.00%, 12/20/2046	4,730,697	4,801,996
Pool# MA4127 3.50%, 12/20/2046	9,497,425	9,884,359
Pool# MA4198 4.50%, 01/20/2047	107,170	114,410
Pool# MA4262 3.50%, 02/20/2047	8,099,106	8,429,072
Pool# MA4382 3.50%, 04/20/2047	2,269,867	2,362,344
Pool# AZ1974 3.50%, 04/20/2047	649,131	678,886
Pool# MA4383 4.00%, 04/20/2047	1,454,303	1,536,207
Pool# MA4452 4.00%, 05/20/2047	8,716,344	9,192,652
Pool# MA4511 4.00%, 06/20/2047	2,241,842	2,369,328
Pool# MA4586 3.50%, 07/20/2047	5,821,183	6,058,343
Pool# MA4587 4.00%, 07/20/2047	5,025,577	5,312,316
Pool# BC1888 3.50%, 08/20/2047	1,073,418	1,122,535
Pool# MA4652 3.50%, 08/20/2047	873,217	908,793
Pool# MA4654 4.50%, 08/20/2047	710,059	759,354
Pool# MA4721 4.50%, 09/20/2047	71,531	76,501
GNMA TBA
3.00%, 11/15/2042	2,850,000	2,886,237
2.50%, 10/15/2047	675,000	661,395
3.00%, 10/15/2047	35,101,000	35,589,122
3.50%, 10/15/2047	26,446,000	27,489,034
4.00%, 10/15/2047	5,886,000	6,199,418
4.50%, 10/15/2047	1,399,000	1,493,133

Total Mortgage-Backed Securities (cost $657,046,391)		$658,297,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Municipal Bonds 0.8%

	Principal Amount	Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/2044	$100,000	$144,277
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/2049	250,000	358,595
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/01/2040	100,000	127,433
Los Angeles Community College District, GO, 6.75%, 08/01/2049	300,000	456,663
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 08/01/2040	75,000	114,188
Los Angeles Department of Water & Power, RB, Series D, 6.57%, 07/01/2045	200,000	295,796
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/2034	420,000	582,040
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/2049	100,000	138,485
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/2032	200,000	245,216
State of California, GO 7.55%, 04/01/2039	1,810,000	2,783,418
7.63%, 03/01/2040	425,000	650,607
University of California, RB Series F, 5.95%, 05/15/2045	300,000	387,030
Series H, 6.55%, 05/15/2048	150,000	206,878
Series F, 6.58%, 05/15/2049	200,000	276,790
Series AQ, 4.77%, 05/15/2115	150,000	156,764

		6,924,180

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/2032	500,000	601,615

Georgia 0.1%
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/2057	500,000	623,835

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/2040	300,000	392,049
State of Illinois, GO 5.88%, 03/01/2019	200,000	207,550
4.95%, 06/01/2023	160,000	165,792
5.10%, 06/01/2033	1,445,000	1,460,490

		2,225,881

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/2021	500,000	528,515

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/2020(g)	650,000	613,918
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/2029	125,000	155,844
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/2040	790,000	1,190,972
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/2040	250,000	300,413

		2,261,147

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	460,000	700,092
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 06/15/2043	300,000	387,135
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/2038	500,000	628,290
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 03/15/2039	250,000	315,280
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/2029	620,000	797,060

		2,827,857

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 02/15/2050	165,000	211,476
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/2035	100,000	109,765
Ohio State University (The), RB, Series C, 4.91%, 06/01/2040	150,000	180,102

		501,343

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/2050	100,000	128,520

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/2044	200,000	266,662
State of Texas, GO, Series A, 4.63%, 04/01/2033	350,000	395,451
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/2030	150,000	177,731
University of Texas System, RB
Series A, 5.26%, 07/01/2039	260,000	320,577
Series C, 4.79%, 08/15/2046	200,000	234,440

		1,394,861

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 08/01/2040	200,000	246,580

Total Municipal Bonds (cost $15,149,955)		18,264,334

Supranational 1.2%

	Principal Amount	Value
Asian Development Bank 1.38%, 01/15/2019	1,000,000	997,574
1.75%, 01/10/2020	2,000,000	2,003,044
1.63%, 08/26/2020	500,000	497,838
1.88%, 02/18/2022	500,000	496,852
Corp. Andina de Fomento, 4.38%, 06/15/2022	350,000	378,196
European Bank for Reconstruction & Development, 1.63%, 05/05/2020	2,000,000	1,993,098
European Investment Bank 1.88%, 03/15/2019	1,000,000	1,003,982
1.13%, 08/15/2019(c)	1,500,000	1,486,338
1.38%, 06/15/2020(c)	500,000	494,917
1.63%, 08/14/2020	500,000	497,749
4.00%, 02/16/2021	500,000	534,166
2.00%, 03/15/2021	1,000,000	1,003,723
1.38%, 09/15/2021	2,000,000	1,954,209
2.25%, 03/15/2022	500,000	504,372
2.38%, 05/24/2027	2,000,000	1,982,296

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

Supranational (continued)

	Principal Amount	Value
Inter-American Development Bank 1.75%, 10/15/2019	$1,000,000	$1,001,845
1.38%, 07/15/2020	750,000	741,117
2.13%, 11/09/2020	750,000	756,304
1.88%, 03/15/2021	500,000	500,016
1.75%, 04/14/2022	500,000	493,366
6.80%, 10/15/2025	413,000	527,406
International Bank for Reconstruction & Development 1.00%, 10/05/2018	500,000	498,039
1.25%, 07/26/2019	500,000	496,768
0.88%, 08/15/2019	2,500,000	2,465,203
1.13%, 11/27/2019	1,000,000	988,498
1.38%, 05/24/2021	1,000,000	982,051
2.00%, 01/26/2022	750,000	749,358
1.63%, 02/10/2022	500,000	492,211
7.63%, 01/19/2023	973,000	1,234,112
International Finance Corp. 1.63%, 07/16/2020	500,000	498,478
1.13%, 07/20/2021	1,000,000	970,639

		27,241,469

Total Supranational (cost $29,135,563)		29,223,765

U.S. Government Agency Securities 1.5%

	Principal Amount	Value
FHLB 1.88%, 11/29/2021(c)	3,500,000	3,502,860
2.75%, 12/13/2024	1,000,000	1,027,129
5.50%, 07/15/2036	1,500,000	2,029,924
FHLMC 3.75%, 03/27/2019	1,870,000	1,931,865
1.38%, 05/01/2020	5,000,000	4,972,700
1.13%, 08/12/2021(c)	4,169,000	4,063,041
2.38%, 01/13/2022(c)	6,000,000	6,106,458
6.75%, 09/15/2029	557,000	782,105
6.25%, 07/15/2032	1,245,000	1,750,492
FNMA 1.75%, 06/20/2019(c)	500,000	502,220
1.00%, 08/28/2019	4,000,000	3,960,808
1.75%, 09/12/2019	2,000,000	2,008,480
1.25%, 08/17/2021(c)	2,000,000	1,957,020
6.25%, 05/15/2029	500,000	673,321
Tennessee Valley Authority, 4.88%, 01/15/2048	500,000	631,968

Total U.S. Government Agency Securities (cost $35,174,382)		35,900,391

U.S. Treasury Obligations 36.6%
U.S. Treasury Bonds 8.13%, 08/15/2019	1,900,000	2,133,492
8.50%, 02/15/2020	2,138,000	2,487,095
8.00%, 11/15/2021	2,210,000	2,753,867
7.63%, 11/15/2022	2,000,000	2,552,891
6.25%, 08/15/2023	6,000,000	7,398,750
6.88%, 08/15/2025	449,000	601,520
6.00%, 02/15/2026	4,042,000	5,206,285
6.75%, 08/15/2026	2,000,000	2,724,922
6.50%, 11/15/2026	3,000,000	4,046,953
6.38%, 08/15/2027(c)	3,500,000	4,762,461
6.13%, 11/15/2027	4,000,000	5,381,406
5.25%, 02/15/2029	200,000	257,586
4.50%, 02/15/2036(c)	600,000	771,773
4.75%, 02/15/2037(c)	1,300,000	1,726,359
5.00%, 05/15/2037	305,000	416,873
4.25%, 05/15/2039	1,500,000	1,876,465
4.50%, 08/15/2039(c)	1,080,000	1,396,364
4.38%, 11/15/2039	300,000	381,727
4.63%, 02/15/2040	5,000,000	6,580,664
4.38%, 05/15/2040	1,600,000	2,039,688
3.88%, 08/15/2040	1,000,000	1,189,063
4.25%, 11/15/2040	1,400,000	1,756,672
4.75%, 02/15/2041	2,600,000	3,492,836
3.75%, 08/15/2041	8,000,000	9,354,375
3.13%, 11/15/2041	7,100,000	7,511,855
3.13%, 02/15/2042(c)	1,000,000	1,057,500
3.00%, 05/15/2042	1,000,000	1,034,492
2.75%, 08/15/2042	5,500,000	5,433,398
2.75%, 11/15/2042	1,500,000	1,480,547
3.13%, 02/15/2043	4,750,000	5,012,178
2.88%, 05/15/2043	2,000,000	2,015,938
3.63%, 08/15/2043	2,000,000	2,295,156
3.75%, 11/15/2043	5,000,000	5,860,938
3.63%, 02/15/2044	2,500,000	2,872,559
3.38%, 05/15/2044	500,000	551,113
3.13%, 08/15/2044	5,700,000	6,013,277
3.00%, 11/15/2044	7,500,000	7,726,465
2.50%, 02/15/2045	15,800,000	14,735,969
3.00%, 05/15/2045	2,500,000	2,574,219
2.88%, 08/15/2045	6,300,000	6,327,070
3.00%, 11/15/2045	9,100,000	9,360,559
2.50%, 02/15/2046	4,000,000	3,719,844
2.50%, 05/15/2046	2,100,000	1,951,359
2.88%, 11/15/2046(c)	5,000,000	5,017,773
3.00%, 02/15/2047(c)	3,000,000	3,085,898
3.00%, 05/15/2047(c)	5,500,000	5,659,414
2.75%, 08/15/2047(c)	4,800,000	4,695,750
U.S. Treasury Notes 0.75%, 10/31/2018(c)	8,000,000	7,945,625
1.25%, 11/30/2018	5,000,000	4,991,797
1.25%, 12/15/2018	12,500,000	12,478,027
1.25%, 12/31/2018(c)	15,160,000	15,132,759
1.38%, 12/31/2018	10,000,000	9,996,484
1.50%, 12/31/2018	5,000,000	5,005,469
1.13%, 01/15/2019	3,200,000	3,188,250
1.50%, 01/31/2019	5,000,000	5,005,273
1.38%, 02/28/2019	3,500,000	3,497,676
1.25%, 03/31/2019	15,440,000	15,400,194
1.63%, 03/31/2019(c)	7,000,000	7,020,508
1.25%, 04/30/2019(c)	10,000,000	9,971,094
3.13%, 05/15/2019	5,000,000	5,135,156
1.13%, 05/31/2019	2,000,000	1,989,844
1.50%, 05/31/2019(c)	500,000	500,469
1.25%, 06/30/2019(c)	4,480,000	4,464,250
3.63%, 08/15/2019	9,000,000	9,358,945
1.00%, 08/31/2019	9,000,000	8,920,898
1.63%, 08/31/2019	9,000,000	9,025,313
1.00%, 09/30/2019	10,000,000	9,907,031
1.75%, 09/30/2019	8,000,000	8,040,313
1.50%, 11/30/2019	10,500,000	10,498,359
1.13%, 12/31/2019	3,000,000	2,974,336
1.63%, 12/31/2019	7,620,000	7,636,966
3.63%, 02/15/2020(c)	7,480,000	7,842,897
1.25%, 02/29/2020	9,700,000	9,632,555
1.38%, 02/29/2020	6,000,000	5,975,156
1.13%, 03/31/2020(c)	5,000,000	4,947,070
1.38%, 03/31/2020	25,000,000	24,883,789
1.38%, 04/30/2020	4,800,000	4,776,000
3.50%, 05/15/2020	19,400,000	20,363,938
1.88%, 06/30/2020	1,000,000	1,007,695
1.50%, 07/15/2020	8,000,000	7,978,125
1.63%, 07/31/2020(c)	5,000,000	5,002,734
2.00%, 07/31/2020	7,000,000	7,076,016
2.63%, 08/15/2020	4,710,000	4,843,757
1.38%, 08/31/2020	5,000,000	4,965,625
2.00%, 09/30/2020	5,000,000	5,053,125
1.38%, 10/31/2020	5,000,000	4,958,594
1.75%, 10/31/2020	6,000,000	6,018,047
2.63%, 11/15/2020	15,300,000	15,750,035
2.00%, 11/30/2020	1,000,000	1,010,117
1.75%, 12/31/2020	9,100,000	9,117,063
2.38%, 12/31/2020	1,000,000	1,021,797

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes (continued) 1.38%, 01/31/2021	$4,000,000	$3,957,656
2.13%, 01/31/2021	5,000,000	5,069,531
3.63%, 02/15/2021	9,000,000	9,570,234
1.25%, 03/31/2021	5,000,000	4,918,945
3.13%, 05/15/2021	6,000,000	6,292,266
1.38%, 05/31/2021	3,000,000	2,959,453
2.25%, 07/31/2021(c)	8,200,000	8,341,258
2.13%, 08/15/2021(c)	1,500,000	1,519,160
1.13%, 09/30/2021	5,000,000	4,868,555
2.13%, 09/30/2021	7,000,000	7,084,766
1.25%, 10/31/2021	5,000,000	4,888,281
2.00%, 11/15/2021	6,000,000	6,046,406
1.88%, 11/30/2021(c)	4,000,000	4,008,594
2.00%, 12/31/2021	9,500,000	9,559,004
1.50%, 01/31/2022	5,000,000	4,925,195
1.75%, 02/28/2022	3,000,000	2,985,234
1.88%, 02/28/2022	18,000,000	18,005,625
1.75%, 03/31/2022	26,500,000	26,349,902
1.75%, 04/30/2022	7,000,000	6,956,523
1.88%, 04/30/2022	2,500,000	2,497,754
1.75%, 05/15/2022(c)	4,000,000	3,978,750
1.75%, 05/31/2022(c)	10,000,000	9,934,766
2.13%, 06/30/2022	6,500,000	6,562,461
2.00%, 07/31/2022(c)	10,500,000	10,540,606
1.75%, 09/30/2022	22,500,000	22,292,578
1.63%, 11/15/2022	1,300,000	1,279,789
2.00%, 11/30/2022	3,500,000	3,506,152
2.13%, 12/31/2022	1,500,000	1,510,898
1.75%, 01/31/2023	3,600,000	3,556,125
1.50%, 03/31/2023	4,500,000	4,380,820
1.75%, 05/15/2023	7,000,000	6,898,008
1.63%, 05/31/2023	2,000,000	1,956,797
1.38%, 09/30/2023	3,500,000	3,365,059
2.75%, 11/15/2023	5,000,000	5,196,875
2.13%, 11/30/2023(c)	5,500,000	5,516,973
2.75%, 02/15/2024	2,500,000	2,596,484
2.13%, 03/31/2024	1,000,000	1,000,273
2.13%, 09/30/2024	1,000,000	997,344
2.50%, 05/15/2024	7,000,000	7,159,688
2.00%, 05/31/2024	3,800,000	3,768,234
2.38%, 08/15/2024	24,353,000	24,696,415
2.25%, 11/15/2024	550,000	552,707
2.00%, 02/15/2025	4,200,000	4,142,578
2.13%, 05/15/2025	8,300,000	8,246,180
2.00%, 08/15/2025	19,000,000	18,674,922
2.25%, 11/15/2025	8,500,000	8,499,668
1.63%, 02/15/2026	8,500,000	8,081,641
1.63%, 05/15/2026	3,000,000	2,845,547
1.50%, 08/15/2026 (c)	6,000,000	5,618,203
2.00%, 11/15/2026(c)	3,500,000	3,410,723
2.25%, 02/15/2027	6,200,000	6,162,461
2.38%, 05/15/2027	10,700,000	10,744,305

Total U.S. Treasury Obligations (cost $851,730,991)		856,070,901

Short-Term Investments 6.1%

	Shares	Value
Money Market Fund 6.1%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.21%(h)	143,007,421	143,064,624

U.S. Government Agency Security 0.0%†
Financing Corp., 3.86%, 11/30/2017	18,000	18,255

Total Short-Term Investments (cost $143,081,753)		143,082,879

Repurchase Agreements 0.7%

	Principal Amount	Value
BNP Paribas Securities Corp. 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $7,000,601, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $7,140,000.(i)	$7,000,000	$7,000,000
ML Pierce Fenner & Smith, Inc. 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $3,607,514, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $3,679,336.(i)	3,607,193	3,607,193
Natixis New York Branch 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $2,000,178, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $2,040,185.(i)	2,000,000	2,000,000
RBS Securities, Inc. 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $4,000,817, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $4,080,016.(i)	4,000,000	4,000,000

Total Repurchase Agreements (cost $16,607,193)		16,607,193

TBA Sale Commitments 0.0%†

	Principal Amount	Value

Mortgage-Backed Securities
FHLMC TBA 2.50%, 10/15/2047	(200,000)	(193,609)

Total TBA Sale Commitment (cost $(196,281))		(193,609)

Total Investments (cost $2,442,831,212) — 105.8%		2,477,248,346
Liabilities in excess of other assets — (5.8)%		(136,300,272)

NET ASSETS — 100.0%		$2,340,948,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2017.
(c)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $183,401,530, which was collateralized by cash used to purchase repurchase agreements with a total value of $16,607,193 and by $172,407,705 of collateral in the form of U.S. Treasury Securities, interest rates ranging from 0.00%—9.13%, and maturity dates ranging from 09/30/2017 – 05/15/2047, a total value of $ 189,014,898.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $12,873,967 which represents 0.55% of net assets.
(f)	Investment in affiliate.
(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(h)	Represents 7-day effective yield as of September 30, 2017.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $16,607,193.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
AGM	Assured Guaranty Municipal Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced; Security is subject to delayed delivery

Currency:
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$10,826,904	$—	$10,826,904
Commercial Mortgage-Backed Securities	—	41,590,743	—	41,590,743
Corporate Bonds	—	625,944,291	—	625,944,291
Foreign Government Securities	—	41,633,012	—	41,633,012
Mortgage-Backed Securities	—	658,297,542	—	658,297,542
Municipal Bonds	—	18,264,334	—	18,264,334
Repurchase Agreements	—	16,607,193	—	16,607,193
Short-Term Investments	143,064,624	18,255	—	143,082,879
Supranational	—	29,223,765	—	29,223,765
U.S. Government Agency Securities	—	35,900,391	—	35,900,391
U.S. Treasury Obligations	—	856,070,901	—	856,070,901

Total Assets	$143,064,624	$2,334,377,331	$—	$2,477,441,955

Liabilities:
Mortgage-Backed Securities	$—	$(193,609)	$—	$(193,609)

Total Liabilities	$—	$(193,609)	$—	$(193,609)

Total	$143,064,624	$2,334,183,722	$—	$2,477,248,346

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Aggressive Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 90.2%
Nationwide International Small Cap Fund, Class R6*(a)	544,941	$6,740,916
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,155,475	13,461,284
NVIT Multi-Manager International Value Fund, Class Y(a)	1,321,472	14,641,905
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	1,499,177	19,144,484
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	2,075,269	21,645,054
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	635,268	7,413,573
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	772,658	8,460,602
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	246,454	4,633,329
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	389,387	5,852,493

Total Equity Funds (cost $99,492,115)		101,993,640

Fixed Income Funds 9.8%
Nationwide Bond Fund, Class R6(a)	112,196	1,091,665
NVIT Core Bond Fund, Class Y(a)	401,397	4,431,426
NVIT Core Plus Bond Fund, Class Y(a)	483,199	5,556,788

Total Fixed Income Funds (cost $10,991,546)		11,079,879

Total Investment Companies (cost $110,483,661)		113,073,519

Total Investments (cost $110,483,661) — 100.0%		113,073,519
Liabilities in excess of other assets — 0.0%†		(54,636)

NET ASSETS — 100.0%		$113,018,883

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 50.2%
Nationwide International Small Cap Fund, Class R6*(a)	5,732,874	$70,915,650
NVIT Multi-Manager International Growth Fund, Class Y(a)	9,043,765	105,359,866
NVIT Multi-Manager International Value Fund, Class Y(a)	15,977,717	177,033,105
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	17,592,609	224,657,621
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	30,582,812	318,978,727
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	6,120,701	71,428,576
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	10,841,294	118,712,165
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,279,323	24,051,265
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	4,763,182	71,590,622

Total Equity Funds (cost $1,068,808,550)		1,182,727,597

Fixed Income Funds 49.8%
Nationwide Bond Fund, Class R6(a)	12,100,414	117,737,029
NVIT Core Bond Fund, Class Y(a)	29,722,198	328,133,062
NVIT Core Plus Bond Fund, Class Y(a)	34,670,324	398,708,728
NVIT Short Term Bond Fund, Class Y(a)	31,425,475	329,024,728

Total Fixed Income Funds (cost $1,173,397,747)		1,173,603,547

Total Investment Companies (cost $2,242,206,297)		2,356,331,144

Total Investments (cost $2,242,206,297) — 100.0%		2,356,331,144
Liabilities in excess of other assets — 0.0%†		(731,524)

NET ASSETS — 100.0%		$2,355,599,620

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 70.5%
Nationwide International Small Cap Fund, Class R6*(a)	9,199,291	$113,795,234
NVIT Multi-Manager International Growth Fund, Class Y(a)	20,369,690	237,306,887
NVIT Multi-Manager International Value Fund, Class Y(a)	25,441,038	281,886,703
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	30,771,946	392,957,755
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	43,085,665	449,383,489
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	10,973,249	128,057,818
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	16,561,437	181,347,741
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	3,836,172	72,120,041
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	7,584,823	113,999,895

Total Equity Funds (cost $1,752,616,104)		1,970,855,563

Fixed Income Funds 29.5%
Nationwide Bond Fund, Class R6(a)	8,550,513	83,196,487
NVIT Core Bond Fund, Class Y(a)	24,882,247	274,700,010
NVIT Core Plus Bond Fund, Class Y(a)	28,674,253	329,753,912
NVIT Short Term Bond Fund, Class Y(a)	13,234,099	138,561,018

Total Fixed Income Funds (cost $823,608,478)		826,211,427

Total Investment Companies (cost $2,576,224,582)		2,797,066,990

Total Investments (cost $2,576,224,582) — 100.0%		2,797,066,990
Liabilities in excess of other assets — 0.0%†		(853,315)

NET ASSETS — 100.0%		$2,796,213,675

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 20.1%
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,264,178	$14,727,670
NVIT Multi-Manager International Value Fund, Class Y(a)	2,004,103	22,205,464
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,322,649	29,660,232
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	4,970,830	51,845,756
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	640,122	7,470,225
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,361,298	14,906,218
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	500,609	7,524,159

Total Equity Funds (cost $140,420,422)		148,339,724

Fixed Income Funds 79.9%
Nationwide Bond Fund, Class R6(a)	6,063,810	59,000,869
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,008,165	29,329,611
NVIT Core Bond Fund, Class Y(a)	11,339,701	125,190,298
NVIT Core Plus Bond Fund, Class Y(a)	14,092,584	162,064,714
NVIT Short Term Bond Fund, Class Y(a)	20,409,637	213,688,898

Total Fixed Income Funds (cost $593,116,672)		589,274,390

Total Investment Companies (cost $733,537,094)		737,614,114

Total Investments (cost $733,537,094) — 100.0%		737,614,114
Liabilities in excess of other assets — 0.0%†		(250,309)

NET ASSETS — 100.0%		$737,363,805

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 94.3%
	Shares	Value
Equity Funds 48.4%
Nationwide International Small Cap Fund, Class R6*(a)	1,426,770	$17,649,150
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,224,047	25,910,148
NVIT Multi-Manager International Value Fund, Class Y(a)	3,837,838	42,523,243
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	4,261,448	54,418,694
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,110,096	74,158,305
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,442,788	16,837,340
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,447,949	26,805,045
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	300,020	5,640,370
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,082,548	16,270,695

Total Equity Funds (cost $281,202,945)		280,212,990

Fixed Income Funds 45.9%
Nationwide Bond Fund, Class R6(a)	2,742,105	26,680,677
NVIT Core Bond Fund, Class Y(a)	6,770,259	74,743,655
NVIT Core Plus Bond Fund, Class Y(a)	7,865,380	90,451,873
NVIT Short Term Bond Fund, Class Y(a)	7,062,600	73,945,423

Total Fixed Income Funds (cost $265,415,297)		265,821,628

Total Investment Companies (cost $546,618,242)		546,034,618

Total Investments (cost $546,618,242) — 94.3%		546,034,618
Other assets in excess of liabilities — 5.7%		33,162,884

NET ASSETS — 100.0%		$579,197,502

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	311	12/2017	USD	30,764,120	443,357
Russell 2000 E-Mini Index	109	12/2017	USD	8,136,305	501,091
S&P 500 E-Mini Index	374	12/2017	USD	47,051,070	971,211
S&P Midcap 400 E-Mini Index	91	12/2017	USD	16,340,870	697,642

					2,613,301

At September 30, 2017, the Fund has $3,978,975 segregated as collateral with the broker for open futures contracts

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,613,301

Total		$2,613,301

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 94.0%

	Shares	Value
Equity Funds 57.6%
Nationwide International Small Cap Fund, Class R6*(a)	2,919,514	$36,114,390
NVIT Multi-Manager International Growth Fund, Class Y(a)	6,530,262	76,077,556
NVIT Multi-Manager International Value Fund, Class Y(a)	9,457,134	104,785,050
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	11,045,520	141,051,292
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	16,135,787	168,296,260
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	3,418,558	39,894,567
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	5,536,752	60,627,438
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,227,866	23,083,875
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,588,699	38,908,150

Total Equity Funds (cost $692,242,254)		688,838,578

Fixed Income Funds 36.4%
Nationwide Bond Fund, Class R6(a)	4,488,953	43,677,509
NVIT Core Bond Fund, Class Y(a)	11,875,270	131,102,976
NVIT Core Plus Bond Fund, Class Y(a)	14,201,916	163,322,037
NVIT Short Term Bond Fund, Class Y(a)	9,291,278	97,279,682

Total Fixed Income Funds (cost $434,169,154)		435,382,204

Total Investment Companies (cost $1,126,411,408)		1,124,220,782

Total Investments (cost $1,126,411,408) — 94.0%		1,124,220,782
Other assets in excess of liabilities — 6.0%		71,723,976

NET ASSETS — 100.0%		$1,195,944,758

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	874	12/2017	USD	86,456,080	1,246,354
Russell 2000 E-Mini Index	334	12/2017	USD	24,931,430	1,531,445
S&P 500 E-Mini Index	994	12/2017	USD	125,050,170	2,592,239
S&P Midcap 400 E-Mini Index	232	12/2017	USD	41,660,240	1,781,911

					7,151,949

At September 30, 2017, the Fund has $10,826,750 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Managed Growth Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$7,151,949

Total		$7,151,949

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 60.4%
Nationwide International Small Cap Fund, Class R6*(a)	6,891,006	$85,241,746
NVIT Multi-Manager International Growth Fund, Class Y(a)	15,577,416	181,476,896
NVIT Multi-Manager International Value Fund, Class Y(a)	22,870,027	253,399,901
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	26,398,855	337,113,383
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	40,425,110	421,633,895
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	8,552,667	99,809,620
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	14,089,875	154,284,132
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	3,076,199	57,832,540
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	6,640,693	99,809,620

Total Equity Funds (cost $1,526,508,894)		1,690,601,733

Fixed Income Funds 39.6%
Nationwide Bond Fund, Class R6(a)	11,460,645	111,512,081
NVIT Core Bond Fund, Class Y(a)	30,041,004	331,652,689
NVIT Core Plus Bond Fund, Class Y(a)	36,056,687	414,651,901
NVIT Short Term Bond Fund, Class Y(a)	23,905,672	250,292,382

Total Fixed Income Funds (cost $1,107,564,560)		1,108,109,053

Total Investment Companies (cost $2,634,073,454)		2,798,710,786

Total Investments
(cost $2,634,073,454) — 100.0%		2,798,710,786
Liabilities in excess of other assets — 0.0%†		(856,098)

NET ASSETS — 100.0%		$2,797,854,688

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 80.4%
Nationwide International Small Cap Fund, Class R6*(a)	1,799,726	$22,262,607
NVIT Multi-Manager International Growth Fund, Class Y(a)	3,799,387	44,262,862
NVIT Multi-Manager International Value Fund, Class Y(a)	4,619,969	51,189,261
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,408,709	69,069,218
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	7,715,344	80,471,035
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,130,580	24,863,867
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	2,858,056	31,295,716
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	734,141	13,801,859
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,363,200	20,488,895

Total Equity Funds (cost $326,177,456)		357,705,320

Fixed Income Funds 19.6%
Nationwide Bond Fund, Class R6(a)	896,936	8,727,186
NVIT Core Bond Fund, Class Y(a)	3,166,994	34,963,617
NVIT Core Plus Bond Fund, Class Y(a)	3,809,282	43,806,737

Total Fixed Income Funds (cost $87,510,216)		87,497,540

Total Investment Companies (cost $413,687,672)		445,202,860

Total Investments (cost $413,687,672) — 100.0%		445,202,860
Liabilities in excess of other assets — 0.0%†		(154,762)

NET ASSETS — 100.0%		$445,048,098

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%
	Shares	Value
Equity Funds 40.5%
Nationwide International Small Cap Fund, Class R6*(a)	1,399,537	$17,312,276
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,208,687	25,731,198
NVIT Multi-Manager International Value Fund, Class Y(a)	4,642,409	51,437,897
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	5,018,093	64,081,048
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	9,384,738	97,882,821
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,859,889	21,704,909
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,505,600	38,386,319
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	472,349	8,880,158
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,156,968	17,389,235

Total Equity Funds (cost $314,252,515)		342,805,861

Fixed Income Funds 59.5%
Nationwide Bond Fund, Class R6(a)	5,179,776	50,399,220
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,730,974	16,876,999
NVIT Core Bond Fund, Class Y(a)	11,406,089	125,923,225
NVIT Core Plus Bond Fund, Class Y(a)	13,159,506	151,334,318
NVIT Short Term Bond Fund, Class Y(a)	15,263,102	159,804,682

Total Fixed Income Funds (cost $505,182,533)		504,338,444

Total Investment Companies (cost $819,435,048)		847,144,305

Total Investments
(cost $819,435,048) — 100.0%		847,144,305
Liabilities in excess of other assets — 0.0%†		(281,896)

NET ASSETS — 100.0%		$846,862,409

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 17.1%

	Principal Amount	Value
Airlines 3.0%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 03/15/2023(a)	$11,111,840	$11,167,399
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 01/15/2023	8,425,492	9,026,482
Series 2015-1, Class B, 3.70%, 05/01/2023	4,033,638	4,043,723
Series 2017-1B, Class B, 4.95%, 02/15/2025	3,500,000	3,661,700
Series 2016-3, Class B, 3.75%, 10/15/2025	2,500,000	2,503,750
British Airways Pass-Through Trust, Series 2013-1, Class A, 4.63%, 06/20/2024(a)	8,339,230	8,942,991
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 04/02/2021	80,684	86,937
Spirit Airlines Pass-Through Trust, Series 2015-1A, Class A, 4.10%, 04/01/2028	7,174,748	7,533,486

		46,966,468

Automobiles 3.6%
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.56%, 10/15/2025(a)	8,000,000	8,023,330
Series 2017-2A, Class A, 2.55%, 02/17/2026(a)	6,250,000	6,244,068
First Investors Auto Owner Trust, Series 2015-1A, Class A3, 1.71%, 11/16/2020(a)	5,170,531	5,169,165
Series 2017-2A, Class A2, 2.27%, 07/15/2022(a)	6,900,000	6,890,789
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/2020(a)	5,404,337	5,438,194
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 04/15/2026(a)	12,650,000	12,753,116
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/2020(a)	11,019,000	11,058,825

		55,577,487

Credit Card 0.4%
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 04/07/2022	6,000,000	6,003,752

Home Equity 0.9%
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class M1, 1.66%, 12/25/2035(b)	4,500,000	4,439,715
RASC Trust, Series 2005-KS12, Class M2, 1.70%, 01/25/2036(b)	10,000,000	9,944,265

		14,383,980

Other 9.2%
Babson CLO Ltd., Series 2014-3A, Class B1R, 3.10%, 01/15/2026(a)(b)	7,000,000	7,000,490
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	6,327,224	6,594,264
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.00%, 06/28/2054(a)(b)	$7,693,278	$8,016,775
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 2.72%, 10/17/2030(a)(b)	6,500,000	6,543,498
CVS Pass-Through Trust, 6.94%, 01/10/2030	10,494,297	12,437,256
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 2.46%, 10/15/2026(a)(b)	5,500,000	5,531,647
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 3.03%, 07/18/2030(a)(b)	8,000,000	7,991,912
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 09/20/2047 (a)	3,892,565	3,972,849
HERO Funding Trust Series 2015-2A, Class A, 3.99%, 09/20/2040(a)(c)	6,204,545	6,483,749
Series 2014-2A, Class A, 3.99%, 09/21/2040(a)(c)	2,374,879	2,428,237
Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class A1R, 2.75%, 04/15/2026(a)(b)	4,000,000	4,000,552
Series 2014-16A, Class B2R, 3.47%, 04/15/2026(a)(b)	2,000,000	2,000,348
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 2.33%, 04/19/2030(a)(b)	6,000,000	6,045,960
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 1.61%, 03/25/2036(b)	12,000,000	11,859,252
NRZ Advance Receivables Trust Advance Receivables Backed Series 2016-T1, Class AT1, 2.75%, 06/15/2049(a)	4,500,000	4,464,673
Series 2016-T3, Class AT3, 2.83%, 10/16/2051(a)	20,000,000	19,799,844
Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.00%, 06/25/2057(a)(d)	1,414,835	1,415,568
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/2049(a)(c)	8,150,000	8,161,410
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 2.08%, 08/25/2034(b)	5,621,518	5,647,207
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 2.86%, 10/20/2026(a)(b)	10,000,000	10,000,420
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 02/25/2047(a)(d)	1,694,089	1,704,501

		142,100,412

Total Asset-Backed Securities (cost $260,087,441)		265,032,099

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

Collateralized Mortgage Obligations 2.2%

	Principal Amount	Value
Chase Mortgage Trust Series 2016-1, Class M2, 3.75%, 04/25/2045(a)(b)	$2,266,432	$2,306,847
Series 2016-2, Class M2, 3.75%, 12/25/2045(a)(b)	13,053,779	13,285,910
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 06/25/2058(a)(b)	2,608,730	2,651,354
FHLMC REMIC Series 2653, Class C, 3.88%, 06/15/2023	1,385,548	1,401,940
Series 3036, Class TM, 4.50%, 12/15/2034	206,846	207,384
Series 3665, Class KA, 3.00%, 05/15/2036	1,245,424	1,262,409
Series 3540, Class LN, 4.50%, 04/15/2038	64,037	63,987
FNMA REMIC Series 2007-6, Class PA, 5.50%, 02/25/2037	277,845	292,936
Series 2010-122, Class TG, 3.00%, 04/25/2039	1,286,571	1,303,375
Series 2009-78, Class BM, 4.00%, 06/25/2039	879,400	907,921
GNMA REMIC Series 2010-37, Class ML, 4.50%, 12/20/2038	3,586,800	3,704,917
Series 2010-112, Class QM, 2.50%, 09/20/2039	1,375,683	1,379,351
Impac Secured Assets Corp., Series 2004-3, Class 1A5, 2.18%, 11/25/2034(b)	384,794	382,888
New Residential Mortgage Loan Trust Series 2014-2A, Class A3, 3.75%, 05/25/2054(a)(b)	1,916,251	1,957,799
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	3,090,823	3,189,803

Total Collateralized Mortgage Obligations (cost $34,320,897)		34,298,821

Commercial Mortgage-Backed Securities 5.5%

	Principal Amount	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	5,000,000	5,085,649
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/2031(a)(b)	7,388,000	7,368,122
COMM Mortgage Trust, Series 2014-TWC, Class B, 2.83%, 02/13/2032(a)(b)	10,000,000	10,038,484
CSMC Trust, Series 2015-GLPA, Class A, 3.88%, 11/15/2037(a)	10,000,000	10,561,099
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/2046(a)	2,250,000	2,402,572
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.32%, 04/15/2041(b)	955,183	965,294
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class 300B, 4.00%, 08/15/2031	$10,500,000	$10,867,605
Series 2016-C28, Class A4, 3.54%, 01/15/2049	6,000,000	6,192,248
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.52%, 07/13/2029(a)(b)	3,500,000	3,609,637
Series 2014-CPT, Class C, 3.56%, 07/13/2029(a)(b)	11,000,000	11,207,229
Series 2011-C1, Class A4, 5.03%, 09/15/2047(a)(b)	3,000,000	3,219,890
Series 2015-MS1, Class ASB, 3.46%, 05/15/2048	5,000,000	5,195,528
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/2050	2,800,000	2,883,871
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 09/15/2057	5,000,000	5,196,241

Total Commercial Mortgage-Backed Securities (cost $84,264,279)		84,793,469

Corporate Bonds 57.8%
	Principal Amount	Value
Aerospace & Defense 0.5%
Lockheed Martin Corp., 3.55%, 01/15/2026	5,250,000	5,418,765
United Technologies Corp., 4.15%, 05/15/2045	3,000,000	3,088,888

		8,507,653

Automobiles 0.8%
Hyundai Capital America, 2.88%, 08/09/2018(a)	5,000,000	5,025,999
2.60%, 03/19/2020(a)	8,000,000	7,996,731

		13,022,730

Banks 7.3%
Bank of America Corp., (USD 3 Month LIBOR + 1.04%), 2.34%, 01/15/2019 (e)	10,000,000	10,098,269
4.20%, 08/26/2024	5,000,000	5,258,662
Series L, 3.95%, 04/21/2025	3,500,000	3,601,935
4.25%, 10/22/2026	3,000,000	3,138,552
Series L, 4.18%, 11/25/2027	4,000,000	4,145,905
BNP Paribas SA, 4.38%, 05/12/2026 (a)	3,500,000	3,654,665
Citigroup, Inc., 2.50%, 07/29/2019	5,000,000	5,041,867
4.45%, 09/29/2027	5,000,000	5,277,683
Citizens Financial Group, Inc., 4.35%, 08/01/2025	6,200,000	6,432,247
4.30%, 12/03/2025	4,000,000	4,187,174
Cooperatieve Rabobank UA, 4.63%, 12/01/2023	5,000,000	5,372,927
Fifth Third Bank, 2.88%, 10/01/2021	5,000,000	5,088,703

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
HSBC Bank USA NA, 4.88%, 08/24/2020	$3,000,000	$3,226,186
HSBC Holdings plc, 4.38%, 11/23/2026	5,000,000	5,212,361
Huntington Bancshares, Inc., 7.00%, 12/15/2020(f)	2,500,000	2,842,070
2.30%, 01/14/2022	5,000,000	4,952,162
ING Groep NV, 3.95%, 03/29/2027	5,000,000	5,210,153
JPMorgan Chase & Co., Series 1, (USD 3 Month LIBOR + 3.47%), 7.90%, 04/30/18(e)(g)	1,000,000	1,030,000
3.88%, 09/10/2024	3,000,000	3,123,800
4.95%, 06/01/2045	1,500,000	1,707,937
People’s United Bank NA, 4.00%, 07/15/2024	2,000,000	2,046,405
PNC Bank NA, 2.70%, 11/01/2022	10,300,000	10,375,946
UBS Group Funding Switzerland AG, 2.95%, 09/24/2020(a)	5,000,000	5,075,736
2.65%, 02/01/2022(a)	5,000,000	4,980,338
4.13%, 04/15/2026(a)	2,000,000	2,099,027

		113,180,710

Beverages 1.7%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/2023	7,000,000	7,257,420
3.65%, 02/01/2026	6,000,000	6,207,075
4.90%, 02/01/2046	2,000,000	2,259,135
Dr Pepper Snapple Group, Inc., 3.40%, 11/15/2025	6,000,000	6,087,059
Molson Coors Brewing Co., 3.00%, 07/15/2026	4,500,000	4,376,451

		26,187,140

Biotechnology 1.6%
AbbVie, Inc., 2.30%, 05/14/2021	3,500,000	3,494,233
3.60%, 05/14/2025	6,000,000	6,220,657
3.20%, 05/14/2026	2,000,000	2,004,043
Celgene Corp., 2.88%, 08/15/2020	4,000,000	4,083,010
4.63%, 05/15/2044	2,350,000	2,535,402
Gilead Sciences, Inc., 4.80%, 04/01/2044	3,000,000	3,366,296
4.50%, 02/01/2045	2,500,000	2,686,214

		24,389,855

Capital Markets 1.5%
FMR LLC, 7.49%, 06/15/2019(a)	3,250,000	3,530,214
6.50%, 12/14/2040(a)	3,000,000	4,013,895
5.15%, 02/01/2043(a)	1,000,000	1,146,466
Goldman Sachs Group, Inc. (The), (USD 3 Month LIBOR + 1.51%), 3.69%, 06/05/2028(e)	7,000,000	7,054,477
Morgan Stanley, 5.75%, 01/25/2021 (USD 3 Month LIBOR + 1.34%),	2,000,000	2,208,330
3.59%, 07/22/2028(e)	5,000,000	5,018,630

		22,972,012

Chemicals 1.9%
Agrium, Inc., 3.38%, 03/15/2025	2,250,000	2,263,717
7.13%, 05/23/2036	1,500,000	1,982,566
5.25%, 01/15/2045	2,500,000	2,864,856
CF Industries, Inc., 7.13%, 05/01/2020	5,000,000	5,550,000
Cytec Industries, Inc., 3.50%, 04/01/2023	5,000,000	5,177,411
3.95%, 05/01/2025	5,750,000	5,905,796
Mosaic Global Holdings, Inc., 7.38%, 08/01/2018	5,000,000	5,169,383

		28,913,729

Commercial Services & Supplies 0.1%
Clean Harbors, Inc., 5.13%, 06/01/2021	1,800,000	1,828,674

Consumer Finance 1.8%
Ford Motor Credit Co. LLC, 3.16%, 08/04/2020	5,500,000	5,612,150
3.22%, 01/09/2022	3,500,000	3,545,935
3.10%, 05/04/2023	2,000,000	1,982,388
3.81%, 01/09/2024	3,750,000	3,824,467
Navient Solutions LLC, 0.00%, 10/03/2022(h)	14,956,000	13,121,212

		28,086,152

Diversified Financial Services 2.1%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	10,713,000	10,825,773
HERO Funding Trust, 4.28%, 09/20/2041	3,472,869	3,621,803
Shell International Finance BV, 3.25%, 05/11/2025	4,000,000	4,094,343
4.38%, 05/11/2045	3,000,000	3,216,786
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/2022(a)	1,500,000	1,532,378
3.25%, 05/27/2025(a)	9,000,000	9,155,048

		32,446,131

Diversified Telecommunication Services 2.5%
AT&T, Inc., 3.80%, 03/15/2022	5,000,000	5,208,343
3.60%, 02/17/2023	6,000,000	6,173,316
3.40%, 05/15/2025	5,500,000	5,425,205
3.90%, 08/14/2027	6,000,000	6,011,680
CCO Holdings LLC, 5.13%, 02/15/2023	500,000	516,250
5.75%, 02/15/2026(a)	1,800,000	1,887,300
5.13%, 05/01/2027(a)	5,000,000	5,068,750
Verizon Communications, Inc., 3.50%, 11/01/2024	4,000,000	4,072,790
3.38%, 02/15/2025(a)	4,980,000	4,997,312

		39,360,946

Electric Utilities 3.3%
Edison International, 2.95%, 03/15/2023	2,000,000	2,025,355
Emera US Finance LP, 3.55%, 06/15/2026	3,750,000	3,775,245
Entergy Arkansas, Inc., 3.50%, 04/01/2026	8,255,000	8,520,199
Eversource Energy, 2.50%, 03/15/2021	10,000,000	9,996,785

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
ITC Holdings Corp., 6.05%, 01/31/2018(a)	$4,150,000	$4,203,772
3.65%, 06/15/2024	7,000,000	7,202,268
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/2019	5,000,000	5,059,738
Pacific Gas & Electric Co., 2.95%, 03/01/2026	4,500,000	4,477,566
Public Service Co. of Colorado, 2.90%, 05/15/2025	2,000,000	1,986,792
Southern Co. (The), 2.35%, 07/01/2021	4,500,000	4,474,970

		51,722,690

Energy Equipment & Services 1.4%
Helmerich & Payne International Drilling Co., 4.65%, 03/15/2025	1,200,000	1,268,959
Noble Holding International Ltd., 3.95%, 03/15/2022	10,000,000	8,200,000
Rowan Cos., Inc., 4.88%, 06/01/2022	2,830,000	2,653,125
4.75%, 01/15/2024	5,000,000	4,350,000
Schlumberger Holdings Corp., 4.00%, 12/21/2025(a)	5,000,000	5,244,842

		21,716,926

Equity Real Estate Investment Trusts (REITs) 3.0%
CoreCivic, Inc., 4.13%, 04/01/2020	2,300,000	2,357,500
Corporate Office Properties LP, 3.70%, 06/15/2021	12,500,000	12,816,731
Kite Realty Group LP, 4.00%, 10/01/2026	3,750,000	3,578,500
Liberty Property LP, 3.38%, 06/15/2023	1,000,000	1,013,834
3.75%, 04/01/2025	9,000,000	9,225,854
Piedmont Operating Partnership LP, 4.45%, 03/15/2024	10,000,000	10,368,962
WEA Finance LLC, 2.70%, 09/17/2019(a)	7,000,000	7,061,757

		46,423,138

Food & Staples Retailing 0.4%
CVS Pass-Through Trust, 6.04%, 12/10/2028	6,088,831	6,881,893

Food Products 1.8%
Conagra Brands, Inc., 4.95%, 08/15/2020	1,091,000	1,153,120
3.20%, 01/25/2023	5,663,000	5,764,290
Grupo Bimbo SAB de CV, 3.88%, 06/27/2024(a)	4,000,000	4,131,019
McCormick & Co., Inc., 3.15%, 08/15/2024	3,500,000	3,531,052
3.40%, 08/15/2027	3,000,000	3,012,250
Tyson Foods, Inc., 3.95%, 08/15/2024	9,100,000	9,572,696

		27,164,427

Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co., 3.73%, 12/15/2024	1,848,000	1,887,640

Health Care Providers & Services 1.0%
Dignity Health, 3.13%, 11/01/2022	6,000,000	6,010,545
3.81%, 11/01/2024	4,000,000	4,130,593
Express Scripts Holding Co., 4.75%, 11/15/2021	5,000,000	5,424,859

		15,565,997

Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 5.00%, 10/15/2025(a)	1,500,000	1,518,600

Household Durables 0.7%
Newell Brands, Inc., 3.15%, 04/01/2021	2,000,000	2,046,088
3.85%, 04/01/2023	4,000,000	4,202,408
4.20%, 04/01/2026	4,000,000	4,212,157

		10,460,653

Independent Power and Renewable Electricity Producers 0.3%
Exelon Generation Co. LLC, 4.25%, 06/15/2022(f)	5,000,000	5,346,066

Industrial Conglomerates 0.3%
General Electric Co., 6.00%, 08/07/2019	573,000	617,096
5.30%, 02/11/2021	1,718,000	1,889,102
4.65%, 10/17/2021	1,432,000	1,568,135
5.40%, 05/15/2022	1,125,000	1,258,399

		5,332,732

Insurance 3.1%
Five Corners Funding Trust, 4.42%, 11/15/2023(a)	12,750,000	13,812,079
Liberty Mutual Group, Inc., 4.95%, 05/01/2022(a)	8,000,000	8,735,871
MassMutual Global Funding II, 3.60%, 04/09/2024(a)	3,000,000	3,135,809
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	7,500,000	7,714,629
Nuveen Finance LLC,
2.95%, 11/01/2019(a)	2,000,000	2,033,274
4.13%, 11/01/2024(a)	11,650,000	12,265,456

		47,697,118

Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc., 2.80%, 08/22/2024(a)	7,500,000	7,528,799

IT Services 0.6%
Visa, Inc., 3.15%, 12/14/2025	9,000,000	9,220,556

Media 1.9%
21st Century Fox America, Inc., 3.70%, 10/15/2025	4,500,000	4,636,322

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Media (continued)
Charter Communications Operating LLC, 4.91%, 07/23/2025	$5,000,000	$5,345,079
Comcast Corp., 3.38%, 08/15/2025	5,500,000	5,675,008
Discovery Communications LLC, 4.90%, 03/11/2026	5,500,000	5,871,777
NBCUniversal Media LLC, 4.38%, 04/01/2021	4,000,000	4,304,656
Time Warner Cable LLC, 6.75%, 07/01/2018	3,250,000	3,367,646

		29,200,488

Metals & Mining 0.2%
Freeport-McMoRan, Inc., 3.88%, 03/15/2023(f)	550,000	541,750
Glencore Finance Canada Ltd., 4.95%, 11/15/2021(a)	2,000,000	2,159,820

		2,701,570

Multiline Retail 0.2%
Dollar Tree, Inc., 5.75%, 03/01/2023	3,500,000	3,692,500

Multi-Utilities 2.3%
Ameren Corp., 3.65%, 02/15/2026	4,900,000	5,023,547
Ameren Illinois Co., 3.25%, 03/01/2025	5,500,000	5,611,791
Black Hills Corp., 2.50%, 01/11/2019	5,000,000	5,022,193
3.95%, 01/15/2026	4,640,000	4,818,439
3.15%, 01/15/2027	2,000,000	1,949,280
DTE Energy Co., Series B, 3.30%, 06/15/2022	4,000,000	4,100,276
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025	7,000,000	7,202,833
3.25%, 06/15/2026	1,250,000	1,228,383

		34,956,742

Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp., 5.55%, 03/15/2026(f)	6,000,000	6,701,048
Baytex Energy Corp., 5.13%, 06/01/2021(a)	4,800,000	4,476,000
Boardwalk Pipelines LP, 4.95%, 12/15/2024	4,750,000	5,055,299
BP AMI Leasing, Inc., 5.52%, 05/08/2019(a)	3,000,000	3,169,435
BP Capital Markets plc, 3.56%, 11/01/2021	8,000,000	8,414,091
Canadian Natural Resources Ltd., 2.95%, 01/15/2023	5,000,000	4,970,749
3.85%, 06/01/2027	3,750,000	3,791,103
4.95%, 06/01/2047(f)	1,125,000	1,179,574
Continental Resources, Inc., 4.50%, 04/15/2023(f)	5,396,875	5,410,367
Enbridge Energy Partners LP, 5.20%, 03/15/2020	4,500,000	4,790,740
7.38%, 10/15/2045	4,200,000	5,410,483
Energy Transfer Equity LP, 5.50%, 06/01/2027(f)	4,000,000	4,210,000
Energy Transfer LP, 4.20%, 04/15/2027(f)	4,000,000	4,049,998
6.50%, 02/01/2042	2,000,000	2,262,810
Enterprise Products Operating LLC, 4.85%, 03/15/2044	2,000,000	2,147,359
Kinder Morgan Energy Partners LP, 4.15%, 02/01/2024	5,000,000	5,182,815
Kinder Morgan, Inc., 5.55%, 06/01/2045	1,500,000	1,616,129
Marathon Oil Corp., 2.80%, 11/01/2022	2,000,000	1,944,339
3.85%, 06/01/2025	3,000,000	2,979,087
6.60%, 10/01/2037	2,500,000	2,876,056
MPLX LP, 4.88%, 06/01/2025	1,500,000	1,607,565
5.20%, 03/01/2047(f)	1,000,000	1,046,986
Murphy Oil Corp., 4.70%, 12/01/2022(f)	8,016,000	8,016,000
Nexen Energy ULC, 7.40%, 05/01/2028	2,000,000	2,556,870
NGPL PipeCo LLC, 4.38%, 08/15/2022(a)	1,250,000	1,296,875
Petroleos Mexicanos, 3.50%, 01/30/2023	5,000,000	4,928,000
5.63%, 01/23/2046	2,000,000	1,860,000
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	1,500,000	1,654,702
5.88%, 06/30/2026	2,000,000	2,231,665
4.20%, 03/15/2028	1,750,000	1,764,106
Spectra Energy Partners LP, 4.60%, 06/15/2021	2,700,000	2,862,797
4.75%, 03/15/2024	8,500,000	9,249,052
WPX Energy, Inc., 6.00%, 01/15/2022(f)	4,800,000	4,962,000

		124,674,100

Pharmaceuticals 1.9%
Actavis, Inc., 3.25%, 10/01/2022	7,000,000	7,182,822
Allergan Funding SCS, 3.85%, 06/15/2024	1,500,000	1,564,821
3.80%, 03/15/2025	1,000,000	1,038,509
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	6,000,000	5,914,905
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/2021	6,500,000	6,258,224
2.80%, 07/21/2023(f)	4,000,000	3,815,168
3.15%, 10/01/2026(f)	3,500,000	3,225,937

		29,000,386

Road & Rail 0.6%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/2044	5,500,000	6,413,128
Union Pacific Corp., 2.75%, 04/15/2023	2,250,000	2,275,574

		8,688,702

Semiconductors & Semiconductor Equipment 0.5%
QUALCOMM, Inc., 2.60%, 01/30/2023	8,000,000	8,018,893

Software 0.7%
Microsoft Corp., 3.30%, 02/06/2027	5,500,000	5,694,717

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Software (continued)
Oracle Corp., 2.40%, 09/15/2023	$5,000,000	$4,971,690

		10,666,407

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.00%, 02/09/2024(f)	5,250,000	5,379,934
2.45%, 08/04/2026	4,000,000	3,859,421

		9,239,355

Thrifts & Mortgage Finance 1.2%
BPCE SA, 5.70%, 10/22/2023(a)	3,000,000	3,341,139
4.50%, 03/15/2025(a)	6,500,000	6,717,069
Santander Bank NA, 8.75%, 05/30/2018	7,500,000	7,831,820

		17,890,028

Tobacco 1.0%
Altria Group, Inc., 4.75%, 05/05/2021	4,000,000	4,335,464
4.00%, 01/31/2024	3,250,000	3,452,004
Reynolds American, Inc., 4.85%, 09/15/2023	7,000,000	7,682,914

		15,470,382

Trading Companies & Distributors 0.1%
GATX Corp., 5.20%, 03/15/2044	1,000,000	1,084,869

Water Utilities 0.2%
American Water Capital Corp., 3.85%, 03/01/2024	2,550,000	2,694,175

Total Corporate Bonds (cost $871,327,911)		895,341,564

Loan Participations 1.1%

	Principal Amount	Value
Air Freight & Logistics 0.1%
Capstone Logistics, 1st Lien Term Loan, (1 Month LIBOR + 4.50%), 5.74%, 10/07/2021(e)	977,728	967,951

Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, (1 Month LIBOR + 2.25%), 3.49%, 10/14/2021(e)	1,864,732	1,875,846

Health Care Providers & Services 0.1%
Community Health Systems, Inc., 1st Lien Tranche G Term Loan, (3 Month LIBOR + 2.75%), 4.07%, 12/31/2019(e)	592,808	589,044
Community Health Systems, Inc., 1st Lien Tranche H Term Loan, (3 Month LIBOR + 3.00%), 4.32%, 01/27/2021(e)	1,094,262	1,086,372

		1,675,416

IT Services 0.3%
First Data Corp., 1st Lien New Term Loan, (1 Month LIBOR + 2.25%), 3.49%, 07/08/2022(e)	2,977,623	2,981,762
Si Organization/Vencore Inc., 1st Lien Term Loan, (3 Month LIBOR + 4.75%), 6.08%, 11/23/2019(e)	1,788,071	1,803,717

		4,785,479

Software 0.3%
TIBCO Software, Inc., Tranche B Term Loan, (1 Month LIBOR + 3.50%), 4.74%, 12/04/2020(e)	4,875,438	4,887,626

Specialty Retail 0.2%
Camping World, Inc., Tranche B Term Loan, (1 Month LIBOR + 3.75%), 4.98%, 11/08/2023(e)	1,332,928	1,337,926
PetSmart Inc., 1st Lien Tranche B Term Loan, (1 Month LIBOR + 3.00%), 4.24%, 03/11/2022(e)	1,955,000	1,648,710

		2,986,636

Total Loan Participations (cost $17,323,687)		17,178,954

Mortgage-Backed Securities 8.0%

	Principal Amount	Value
FNMA Pool
Pool# 464279 4.30%, 07/01/2021	1,601,276	1,645,826
Pool# 874296 6.35%, 02/01/2025	2,372,864	2,656,006
Pool# 464969 6.34%, 04/01/2028	2,426,015	2,928,599
Pool# 468516 5.17%, 06/01/2028	916,650	1,024,007
Pool# AM7073 6.41%, 01/01/2030	1,529,515	1,737,649
Pool# 468127 5.70%, 05/01/2041	1,209,838	1,395,167
Pool# AR9398 3.50%, 06/01/2043	2,411,726	2,491,935
Pool# AN0360 3.95%, 12/01/2045	10,000,000	10,739,524
Pool# AS7908 3.00%, 09/01/2046	33,539,524	33,673,407
Pool# BC9003 3.00%, 11/01/2046	49,023,818	49,219,512
Pool# AS8483 3.00%, 12/01/2046	8,083,977	8,116,247
Pool# AS8784 3.00%, 02/01/2047	7,854,121	7,885,473

Total Mortgage-Backed Securities (cost $124,077,679)		123,513,352

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

Municipal Bonds 2.4%
	Principal Amount	Value
California 1.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/2040	$3,885,000	$5,309,513
State of California, GO 5.70%, 11/01/2021	10,250,000	11,565,998
6.65%, 03/01/2022	4,000,000	4,633,840

		21,509,351

District of Columbia 0.7%
Metropolitan Washington Airports Authority, RB
Series D, 7.46%, 10/01/2046	6,000,000	8,699,340
Series D, 8.00%, 10/01/2047	2,000,000	2,779,440

		11,478,780

New York 0.3%
New York City Transitional Finance Authority, RB, Series B, 2.40%, 08/01/2025	4,220,000	4,105,258

Total Municipal Bonds (cost $33,587,971)		37,093,389

U.S. Government Agency Securities 1.4%
	Principal Amount	Value
FHLB, 5.00%, 03/12/2021	5,000,000	5,533,750
Tennessee Valley Authority, 5.88%, 04/01/2036	11,793,000	16,293,067

Total U.S. Government Agency Securities (cost $19,579,964)		21,826,817

U.S. Treasury Obligations 3.4%
	Principal Amount	Value
U.S. Treasury Notes 1.75%, 11/30/2021	9,000,000	8,969,414
2.00%, 05/31/2024	45,000,000	44,623,828

Total U.S. Treasury Obligations (cost $53,787,916)		53,593,242

Repurchase Agreements 2.0%
	Principal Amount	Value
BNP Paribas Securities Corp. 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $7,000,601, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $7,140,000.(i)	7,000,000	7,000,000
ML Pierce Fenner & Smith, Inc. 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $3,948,410, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $4,027,019.(i)	3,948,058	3,948,058
Natixis New York Branch 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $10,000,892, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $10,200,925.(i)	10,000,000	10,000,000
RBS Securities, Inc. 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $10,002,042, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $10,200,040.(i)	10,000,000	10,000,000

Total Repurchase Agreements (cost $30,948,058)		30,948,058

Total Investments (cost $1,529,305,803) — 100.9%		1,563,619,765
Liabilities in excess of other assets — (0.9)%		(14,290,578)

NET ASSETS — 100.0%		$1,549,329,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $423,439,073 which represents 27.33% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.
(c)	Value determined using significant unobservable inputs.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2017.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.
(f)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $37,627,550, which was collateralized by cash used to purchase repurchase agreements with a total value of $30,948,058 and by $7,911,088 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 4.25%, and maturity dates ranging from 10/26/2017 - 11/15/2046, a total value of $38,859,146.
(g)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2017. The maturity date reflects the next call date.
(h)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $30,948,058.

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

Futures contracts outstanding as of September 30, 2017:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	471	12/2017	USD	59,022,187	(640,272)
U.S. Treasury 2 Year Note	534	12/2017	USD	115,185,469	(251,595)
U.S. Treasury Long Bond	672	12/2017	USD	102,690,000	(1,518,863)

					(2,410,730)

Short Contracts
U.S. Treasury 5 Year Note	(1,679)	12/2017	USD	(197,282,500)	1,228,986

					1,228,986

					(1,181,744)

At September 30, 2017, the Fund had $1,973,539 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2(a)(b)	Level 3(a)(b)	Total
Assets:
Asset-Backed Securities
Airlines	$—	$46,966,468	$—	$46,966,468
Automobiles	—	55,577,487	—	55,577,487
Credit Card	—	6,003,752	—	6,003,752
Home Equity	—	14,383,980	—	14,383,980
Other	—	125,027,016	17,073,396	142,100,412

Total Asset-Backed Securities	$—	$247,958,703	$17,073,396	$265,032,099

Collateralized Mortgage Obligations	—	34,298,821	—	34,298,821
Commercial Mortgage-Backed Securities	—	84,793,469	—	84,793,469
Corporate Bonds	—	895,341,564	—	895,341,564
Futures Contracts	1,228,986	—	—	1,228,986
Loan Participations	—	17,178,954	—	17,178,954
Mortgage-Backed Securities	—	123,513,352	—	123,513,352
Municipal Bonds	—	37,093,389	—	37,093,389
Repurchase Agreements	—	30,948,058	—	30,948,058
U.S. Government Agency Securities	—	21,826,817	—	21,826,817
U.S. Treasury Obligations	—	53,593,242	—	53,593,242

Total Assets	$1,228,986	$1,546,546,369	$17,073,396	$1,564,848,751

Liabilities:
Futures Contracts	$(2,410,730)	$—	$—	$(2,410,730)

Total Liabilities	$(2,410,730)	$—	$—	$(2,410,730)

Total	$(1,181,744)	$1,546,546,369	$17,073,396	$1,562,438,021

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Bond Fund

(a)	During the period ended September 30, 2017, there were two transfers of asset-backed securities from Level 2 to Level 3. The market value at the time of the transfer was $16,043,962. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. During the period, the FVC determined a fair value for these holdings, resulting in a Level 3 classification.
(b)	During the period ended September 30, 2017, there was a transfer of an asset-backed security from Level 3 to Level 2. The market value at the time of the transfer was $4,707,829. The investment was previously valued using vendor provided broker quotes, resulting in a Level 3 classification. During the period, the security became valued via a vendor provided evaluated price, resulting in a Level 2 classification.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 12/31/2016	$4,707,829	$4,707,829
Accrued Accretion/(Amortization)	(991)	(991)
Realized Gain/(Loss)	(14,142)	(14,142)
Change in Unrealized Appreciation/(Depreciation)	160,401	160,401
Purchases*	3,101,540	3,101,540
Sales	(2,217,374)	(2,217,374)
Transfers Into Level 3	16,043,962	16,043,962
Transfers Out of Level 3	(4,707,829)	(4,707,829)

Balance as of 09/30/2017	$17,073,396	$17,073,396

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/2017	$160,401	$160,401

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$1,228,986

Total		$1,228,986

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(2,410,730)

Total		$(2,410,730)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 8.1%

	Principal Amount	Value
Airlines 0.5%
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.20%, 06/15/2028	$1,918,780	$1,919,356
Series 2016-2, Class A, 3.65%, 06/15/2028	8,201,080	8,318,355

		10,237,711

Automobiles 0.7%
Ally Auto Receivables Trust, Series 2017-3, Class A2, 1.53%, 03/16/2020	4,537,000	4,536,323
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2A, 1.46%, 01/15/2020	7,600,000	7,594,992

		12,131,315

Credit Card 2.1%
BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 09/15/2020	4,967,000	4,964,687
Chase Issuance Trust, Series 2015-A5, Class A5, 1.36%, 04/15/2020	2,200,000	2,198,976
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/2021	32,530,000	32,481,286

		39,644,949

Home Equity 0.5%
Accredited Mortgage Loan Trust, Series 2005-4, Class A2D, 1.56%, 12/25/2035(a)	652,643	650,567
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 1.44%, 01/25/2036(a)	1,327,345	1,316,878
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 1.52%, 02/25/2036(a)	5,486,687	5,448,814
RASC Trust, Series 2004-KS5, Class MII1, 2.02%, 06/25/2034(a)	885,443	849,769
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 1.39%, 05/25/2036(a)	805,668	802,075

		9,068,103

Other 3.0%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class M4, 2.21%, 05/25/2035(a)	3,954,000	3,993,623
Series 2006-NC1, Class A4, 1.55%, 01/25/2036(a)	6,000,000	5,768,270
Series 2006-RFC1, Class A3, 1.39%, 05/25/2036(a)	595,011	593,744
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M2, 1.61%, 01/25/2036(a)	945,223	945,996
Series 2006-WFH4, Class M1, 1.52%, 11/25/2036(a)	4,968,000	4,892,817
Countrywide Asset-Backed Certificates, Series 2005-15, Class 2AV3, 1.61%, 04/25/2036(a)	3,461,526	3,367,986
GSAMP Trust, Series 2006-HE1, Class M1, 1.63%, 01/25/2036(a)	1,860,000	1,835,759
J.P. Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 1.34%, 03/25/2047(a)	991,584	659,375
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M4, 2.89%, 12/25/2034(a)	5,460,000	5,481,055
Series 2004-WHQ2, Class M3, 2.27%, 02/25/2035(a)	3,080,000	3,101,047
Popular ABS Mortgage Pass Through Trust, Series 2005-2, Class AV1B, 1.50%, 04/25/2035(a)	2,330,563	2,268,838
Series 2005-4, Class M1, 1.70%, 09/25/2035(a)	4,444,017	4,450,775
RAMP Trust
Series 2003-RS2, Class AII, 1.92%, 03/25/2033(a)	902,419	876,461
Series 2006-RZ3, Class M1, 1.59%, 08/25/2036(a)	5,010,000	4,690,611
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 1.82%, 11/25/2035(a)	5,800,000	5,830,389
Series 2006-AM1, Class A4, 1.40%, 04/25/2036(a)	358,235	356,640
Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, 05/20/2021(b)	6,670,000	6,648,943

		55,762,329

Student Loan 1.3%
Navient Student Loan Trust
Series 2016-6A, Class A1, 1.72%, 03/25/2066(a)(b)	4,111,478	4,119,697
Series 2017-3A, Class A1, 1.54%, 07/26/2066(a)(b)	5,342,656	5,343,241
Series 2017-1A, Class A1, 1.64%, 07/26/2066(a)(b)	4,580,077	4,585,705
Series 2017-4A, Class A1, 1.48%, 09/27/2066(a)(b)	9,202,036	9,202,034

		23,250,677

Total Asset-Backed Securities (cost $140,229,701)		150,095,084

Collateralized Mortgage Obligations 1.2%

	Principal Amount	Value
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M2, 4.69%, 10/25/2029(a)	4,600,000	4,863,837
Series 2017-HQA2, Class M2, 3.89%, 12/25/2029(a)	3,100,000	3,111,658
FNMA Series 2017-C03, Class 1M2, 4.24%, 10/25/2029(a)	3,870,000	3,987,212
Series 2017-C04, Class 2M2, 4.09%, 11/25/2029(a)	4,525,000	4,586,820
Series 2017-C05, Class 1M2, 3.44%, 01/25/2030(a)	5,745,000	5,670,316

Total Collateralized Mortgage Obligations (cost $21,845,132)		22,219,843

Commercial Mortgage-Backed Securities 3.5%

	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5, 3.62%, 02/10/2049	2,340,000	2,428,336

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
COMM Mortgage Trust Series 2013-LC6, Class XB, IO, 0.50%, 01/10/2046(a)(b)	$30,500,000	$591,453
Series 2013-CR6, Class XB, IO, 0.73%, 03/10/2046(a)	33,000,000	889,878
Series 2014-CR16, Class XA, IO, 1.35%, 04/10/2047(a)	44,943,779	2,153,005
Series 2014-CR17, Class XA, IO, 1.30%, 05/10/2047(a)	33,689,384	1,644,133
Series 2014-UBS3, Class XA, IO, 1.47%, 06/10/2047(a)	26,730,630	1,499,995
Series 2014-UBS6, Class XA, IO, 1.18%, 12/10/2047(a)	20,421,734	995,210
Series 2015-LC21, Class A4, 3.71%, 07/10/2048	2,160,000	2,261,560
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B, 6.27%, 12/10/2049(a)	149,939	149,835
Csail Commercial Mortgage Trust Series 2015-C2, Class XA, IO, 1.00%, 06/15/2057(a)	38,943,335	1,817,746
CSAIL Commercial Mortgage Trust Series 2016-C7, Class A5, 3.50%, 11/15/2049	1,800,000	1,848,576
GS Mortgage Securities Corp. II Series 2015-GC30, Class XA, IO, 1.03%, 05/10/2050(a)	48,038,518	2,184,753
GS Mortgage Securities Trust Series 2014-GC18, Class XA, IO, 1.29%, 01/10/2047(a)	65,477,558	3,185,621
Series 2014-GC26, Class XA, IO, 1.22%, 11/10/2047(a)	35,549,736	1,955,708
Series 2015-GC32, Class A4, 3.76%, 07/10/2048	2,250,000	2,366,587
Series 2015-GC34, Class AAB, 3.28%, 10/10/2048	2,045,000	2,106,181
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class XA, IO, 1.33%, 06/15/2047(a)	33,685,479	1,678,696
Series 2015-C24, Class A4, 3.73%, 05/15/2048	4,795,000	5,033,777
Morgan Stanley Capital I Trust Series 2015-MS1, Class A4, 3.78%, 05/15/2048(a)	4,550,000	4,776,863
UBS Commercial Mortgage Trust Series 2017-C2, Class A4, 3.49%, 08/15/2050	2,700,000	2,778,727
Series, Class, 2.13%, 10/15/2050	3,750,000	3,749,924
Series 2017-C4, Class A4, 3.56%, 10/15/2050	3,500,000	3,604,838
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class A4, 3.64%, 06/15/2048	2,890,000	3,010,660
Series 2016-LC24, Class A4, 2.94%, 10/15/2049	1,500,000	1,479,603
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049	4,700,000	4,629,220
Series 2017-C39, Class A5, 3.42%, 09/15/2050	2,713,000	2,776,513
Series 2016-LC25, Class A4, 3.64%, 12/15/2059	2,225,000	2,314,258
WFRBS Commercial Mortgage Trust Series 2014-LC14, Class XA, IO, 1.52%, 03/15/2047(a)	27,612,538	1,462,799

Total Commercial Mortgage-Backed Securities (cost $65,147,981)		65,374,455

Corporate Bonds 33.1%

	Principal Amount	Value
Aerospace & Defense 0.3%
Arconic, Inc., 5.13%, 10/01/2024	75,000	79,807
United Technologies Corp., 4.05%, 05/04/2047	4,805,000	4,870,509

		4,950,316

Auto Components 0.0%†
Icahn Enterprises LP, 4.88%, 03/15/2019	385,000	388,272
IHO Verwaltungs GmbH Cash, 4.50%, 09/15/2023(b)(c)	240,000	244,200
ZF North America Capital, Inc., 4.00%, 04/29/2020(b)	165,000	170,363

		802,835

Automobiles 0.2%
General Motors Co., 6.60%, 04/01/2036	3,235,000	3,842,882

Banks 5.7%
Bank of America Corp., 2.15%, 11/09/2020	8,280,000	8,256,223
4.45%, 03/03/2026	6,110,000	6,459,707
(USD 3 Month LIBOR + 1.51%)3.71%, 04/24/2028(d)	13,155,000	13,362,525
Capital One NA, 2.35%, 01/31/2020	9,840,000	9,892,130
CIT Group, Inc., 5.50%, 02/15/2019(b)	49,000	51,205
3.88%, 02/19/2019	300,000	305,625
Citibank NA, 2.00%, 03/20/2019	9,930,000	9,963,048
Citigroup, Inc., 2.70%, 03/30/2021	6,355,000	6,425,850
Corp. Financiera de Desarrollo SA,
(USD 3 Month LIBOR + 5.61%)5.25%, 07/15/2029(b)(d)	338,000	357,012
Huntington National Bank (The), 2.50%, 08/07/2022	6,145,000	6,106,250
JPMorgan Chase & Co.,
(USD 3 Month LIBOR + 1.16%)3.22%, 03/01/2025(d)	8,895,000	9,037,968
(USD 3 Month LIBOR + 1.38%)3.54%, 05/01/2028(d)	8,485,000	8,562,310
(USD 3 Month LIBOR + 1.46%)4.03%, 07/24/2048(d)	3,705,000	3,763,334
PNC Bank NA, 1.70%, 12/07/2018	4,580,000	4,574,799
2.00%, 05/19/2020	8,480,000	8,474,303
TC Ziraat Bankasi A/S, Reg. S, 4.25%, 07/03/2019	200,000	201,400
5.13%, 05/03/2022(b)	200,000	203,141
UBS Group Funding Switzerland AG, 4.25%, 03/23/2028(b)	8,465,000	8,879,837
Vnesheconombank Via VEB Finance plc, Reg. S, 6.90%, 07/09/2020	200,000	216,268

		105,092,935

Beverages 0.2%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/2046	2,495,000	2,818,271

Biotechnology 0.8%
AbbVie, Inc., 2.50%, 05/14/2020	7,500,000	7,589,867
4.70%, 05/14/2045	3,195,000	3,482,979

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Biotechnology (continued)
Gilead Sciences, Inc., 4.75%, 03/01/2046	$3,130,000	$3,504,829

		14,577,675

Building Products 0.0%†
Allegion plc, 5.88%, 09/15/2023	140,000	151,196
USG Corp., 5.50%, 03/01/2025(b)	125,000	133,750

		284,946

Capital Markets 2.6%
Credit Suisse Group AG, 3.57%, 01/09/2023(b)	8,890,000	9,103,858
Goldman Sachs Group, Inc. (The), (USD 3 Month LIBOR + 1.51%)3.69%, 06/05/2028(d)	9,300,000	9,372,377
5.15%, 05/22/2045	5,495,000	6,290,551
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	290,000	300,643
Morgan Stanley, 2.50%, 04/21/2021	5,000,000	5,016,191
2.75%, 05/19/2022	5,690,000	5,721,485
3.88%, 01/27/2026	4,100,000	4,256,580
3.63%, 01/20/2027	7,245,000	7,343,417
MSCI, Inc., 5.25%, 11/15/2024(b)	335,000	356,775
5.75%, 08/15/2025(b)	280,000	305,550

		48,067,427

Chemicals 1.0%
CF Industries, Inc., 5.38%, 03/15/2044	140,000	133,700
Ecolab, Inc., 2.38%, 08/10/2022	16,060,000	16,042,300
Momentive Performance Materials USA, Inc., 8.88%, 10/15/2020(e)(f)	110,000	0
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	110,000	111,205
NOVA Chemicals Corp., 5.25%, 08/01/2023(b)	120,000	123,600
4.88%, 06/01/2024(b)	400,000	405,000
5.00%, 05/01/2025(b)	285,000	289,275
5.25%, 06/01/2027(b)	275,000	277,750
WR Grace & Co-Conn., 5.13%, 10/01/2021(b)	75,000	81,375
5.63%, 10/01/2024(b)	50,000	54,937

		17,519,142

Commercial Services & Supplies 0.2%
ADT Corp. (The), 4.88%, 07/15/2032(b)	210,000	196,350
Aramark Services, Inc., 5.13%, 01/15/2024	245,000	260,006
Harland Clarke Holdings Corp., 8.38%, 08/15/2022(b)	300,000	321,000
Nielsen Finance LLC, 4.50%, 10/01/2020	80,000	80,900
5.00%, 04/15/2022(b)	855,000	885,994
RR Donnelley & Sons Co., 7.63%, 06/15/2020	248,000	267,840
7.88%, 03/15/2021	180,000	189,900
6.50%, 11/15/2023	408,000	395,760
6.00%, 04/01/2024	96,000	89,640

		2,687,390

Communications Equipment 0.0%†
Aegis Merger Sub, Inc., 10.25%, 02/15/2023(b)	90,000	99,000
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	225,000	240,469
Riverbed Technology, Inc., 8.88%, 03/01/2023(b)	190,000	180,975

		520,444

Construction & Engineering 0.0%†
Mexico City Airport Trust, 5.50%, 07/31/2047(b)	200,000	202,480

Consumer Finance 1.1%
Ally Financial, Inc., 6.25%, 12/01/2017	740,000	744,255
3.60%, 05/21/2018	460,000	463,542
3.25%, 11/05/2018	645,000	650,747
8.00%, 03/15/2020	740,000	832,974
Ford Motor Credit Co. LLC, 3.10%, 05/04/2023	4,985,000	4,941,101
General Motors Financial Co., Inc., 3.15%, 06/30/2022	6,520,000	6,571,989
4.35%, 01/17/2027	2,805,000	2,882,414
Navient Corp., 8.45%, 06/15/2018	135,000	140,670
5.50%, 01/15/2019	65,000	67,170
4.88%, 06/17/2019	795,000	822,825
8.00%, 03/25/2020	165,000	181,912
6.13%, 03/25/2024	345,000	355,695
5.88%, 10/25/2024(g)	355,000	360,325
OneMain Financial Holdings LLC, 7.25%, 12/15/2021(b)	350,000	365,312
Springleaf Finance Corp., 8.25%, 12/15/2020	90,000	101,700
7.75%, 10/01/2021	145,000	163,807
6.13%, 05/15/2022	210,000	222,400

		19,868,838

Containers & Packaging 0.1%
Ardagh Packaging Finance plc, 4.25%, 09/15/2022(b)	205,000	210,740
6.00%, 02/15/2025(b)	355,000	375,856
Ball Corp., 4.38%, 12/15/2020	145,000	152,250
5.00%, 03/15/2022	195,000	211,088
Berry Global, Inc., 5.13%, 07/15/2023	170,000	177,650
BWAY Holding Co., 5.50%, 04/15/2024(b)	190,000	198,550
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	435,000	442,634
6.88%, 02/15/2021	103,702	106,294
5.13%, 07/15/2023(b)	375,000	391,350
Sealed Air Corp., 5.50%, 09/15/2025(b)	125,000	137,500

		2,403,912

Diversified Consumer Services 0.0%†
Service Corp. International, 7.63%, 10/01/2018	105,000	110,906
5.38%, 01/15/2022	130,000	133,575
5.38%, 05/15/2024	285,000	302,813
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(b)	150,000	154,125

		701,419

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Financial Services 0.2%
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/2024(b)	$200,000	$201,250
COMM Mortgage Trust, 1.98%, 09/10/2050(h)	2,770,000	2,769,974

		2,971,224

Diversified Telecommunication Services 3.6%
AT&T, Inc., 3.90%, 08/14/2027	6,085,000	6,096,845
5.25%, 03/01/2037	9,550,000	10,050,203
4.75%, 05/15/2046	11,870,000	11,415,277
CCO Holdings LLC, 5.25%, 09/30/2022	385,000	396,550
5.13%, 05/01/2023(b)	695,000	723,669
5.75%, 02/15/2026(b)	585,000	613,372
5.13%, 05/01/2027(b)	95,000	96,306
5.88%, 05/01/2027(b)	290,000	303,775
5.00%, 02/01/2028(b)	225,000	224,224
CenturyLink, Inc., Series S, 6.45%, 06/15/2021	200,000	208,106
Series W, 6.75%, 12/01/2023	110,000	111,275
Deutsche Telekom International Finance BV, 2.23%, 01/17/2020(b)	6,795,000	6,803,816
Embarq Corp., 8.00%, 06/01/2036	1,065,000	1,080,975
Frontier Communications Corp., 8.13%, 10/01/2018	95,000	95,950
6.25%, 09/15/2021	80,000	65,776
7.13%, 01/15/2023	110,000	84,425
7.63%, 04/15/2024	150,000	114,000
11.00%, 09/15/2025	1,480,000	1,254,300
9.00%, 08/15/2031	695,000	540,362
Intelsat Jackson Holdings SA, 7.50%, 04/01/2021	55,000	52,112
5.50%, 08/01/2023	210,000	177,975
Intelsat Luxembourg SA, 8.13%, 06/01/2023	241,000	150,625
Level 3 Financing, Inc., 5.38%, 08/15/2022	545,000	561,247
5.13%, 05/01/2023(g)	255,000	259,303
5.38%, 01/15/2024	195,000	199,631
Qwest Corp., 6.88%, 09/15/2033	412,000	403,186
SFR Group SA, 6.00%, 05/15/2022(b)	895,000	935,275
6.25%, 05/15/2024(b)	310,000	327,360
7.38%, 05/01/2026(b)	480,000	518,400
Telecom Italia Capital SA, 6.00%, 09/30/2034	285,000	315,281
Telefonica Emisiones SAU, 5.21%, 03/08/2047	6,095,000	6,707,761
Verizon Communications, Inc., 4.27%, 01/15/2036	9,565,000	9,396,690
4.13%, 08/15/2046	4,340,000	3,945,346
Virgin Media Finance plc, 5.25%, 02/15/2022	365,000	350,400
6.00%, 10/15/2024(b)	220,000	231,275
Virgin Media Secured Finance plc, 5.50%, 08/15/2026(b)	350,000	368,813
Wind Acquisition Finance SA, 4.75%, 07/15/2020(b)	350,000	353,829
7.38%, 04/23/2021(b)	260,000	270,400

		65,804,115

Electric Utilities 0.9%
Abengoa Transmision Sur SA, 6.88%, 04/30/2043(b)	199,240	220,160
Duke Energy Corp., 1.80%, 09/01/2021	7,320,000	7,172,222
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(b)	200,000	207,174
Exelon Corp., 4.45%, 04/15/2046	4,340,000	4,544,946
Southern Co. (The), 4.40%, 07/01/2046	4,205,000	4,355,879

		16,500,381

Electronic Equipment, Instruments & Components 0.0%†
CDW LLC, 5.00%, 09/01/2023	155,000	162,218
5.00%, 09/01/2025	100,000	105,000
Flex Ltd., 5.00%, 02/15/2023	110,000	119,596
Zebra Technologies Corp., 7.25%, 10/15/2022	36,000	38,115

		424,929

Energy Equipment & Services 0.0%†
Precision Drilling Corp., 6.63%, 11/15/2020(g)	152,467	153,039
6.50%, 12/15/2021(g)	185,000	187,312
5.25%, 11/15/2024	255,000	234,600

		574,951

Equity Real Estate Investment Trusts (REITs) 1.2%
Corporate Office Properties LP, 3.60%, 05/15/2023	5,645,000	5,668,373
EPR Properties, 4.50%, 06/01/2027(g)	6,185,000	6,262,272
Equinix, Inc., 5.88%, 01/15/2026	175,000	192,281
ESH Hospitality, Inc., 5.25%, 05/01/2025(b)	600,000	620,250
Healthcare Trust of America Holdings LP, 3.75%, 07/01/2027	5,000,000	4,986,632
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	75,000	78,750
Iron Mountain, Inc., 6.00%, 08/15/2023	405,000	428,794
5.75%, 08/15/2024	555,000	572,343
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	100,000	108,358
MPT Operating Partnership LP, 6.38%, 02/15/2022	95,000	98,068
6.38%, 03/01/2024	180,000	194,175
5.50%, 05/01/2024	420,000	440,475
5.25%, 08/01/2026	355,000	366,538
5.00%, 10/15/2027	445,000	456,125
Sabra Health Care LP, 5.50%, 02/01/2021	345,000	354,743
Uniti Group LP, 6.00%, 04/15/2023(b)	180,000	172,350
8.25%, 10/15/2023	160,000	141,600
7.13%, 12/15/2024(b)	190,000	161,025

		21,303,152

Food & Staples Retailing 0.1%
Albertsons Cos. LLC, 6.63%, 06/15/2024(g)	525,000	490,219
5.75%, 03/15/2025	425,000	374,000
Cencosud SA, 4.38%, 07/17/2027(b)	260,000	261,170
Rite Aid Corp., 6.13%, 04/01/2023(b)(g)	105,000	101,981

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Food & Staples Retailing (continued)
Tesco plc, 5.50%, 11/15/2017(b)	$130,000	$130,465

		1,357,835

Food Products 0.0%†
Marfrig Holdings Europe BV, Reg. S, 8.00%, 06/08/2023	200,000	206,890
Post Holdings, Inc., 6.00%, 12/15/2022(b)	245,000	256,637
5.50%, 03/01/2025(b)	135,000	140,063
5.75%, 03/01/2027(b)	165,000	169,950

		773,540

Gas Utilities 0.0%†
Ferrellgas LP, 6.75%, 01/15/2022(g)	205,000	198,850
6.75%, 06/15/2023(g)	320,000	308,800

		507,650

Health Care Equipment & Supplies 0.8%
Abbott Laboratories, 2.35%, 11/22/2019	7,010,000	7,067,089
4.90%, 11/30/2046	7,160,000	7,997,233
Hologic, Inc., 5.25%, 07/15/2022(b)	100,000	105,000
Mallinckrodt International Finance SA, 5.50%, 04/15/2025(b)(g)	115,000	103,787

		15,273,109

Health Care Providers & Services 0.3%
CHS/Community Health Systems, Inc., 8.00%, 11/15/2019(g)	55,000	53,556
Community Health Systems, Inc., 7.13%, 07/15/2020(g)	55,000	49,637
6.88%, 02/01/2022(g)	305,000	239,425
DaVita, Inc., 5.75%, 08/15/2022	220,000	225,500
5.13%, 07/15/2024	250,000	250,625
Fresenius Medical Care US Finance II, Inc., 6.50%, 09/15/2018(b)	290,000	302,320
5.88%, 01/31/2022(b)	145,000	162,917
HCA, Inc., 6.50%, 02/15/2020	145,000	157,869
5.88%, 03/15/2022	160,000	177,200
4.75%, 05/01/2023	340,000	358,700
5.00%, 03/15/2024	385,000	410,025
5.38%, 02/01/2025	235,000	247,631
5.25%, 04/15/2025	300,000	324,375
7.69%, 06/15/2025	265,000	308,063
5.88%, 02/15/2026	335,000	359,706
IASIS Healthcare LLC, 8.38%, 05/15/2019	730,000	732,829
LifePoint Health, Inc., 5.88%, 12/01/2023	145,000	153,200
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	225,000	241,875
Tenet Healthcare Corp., 7.50%, 01/01/2022(b)(g)	295,000	312,331
8.13%, 04/01/2022	100,000	101,750
6.75%, 06/15/2023(g)	205,000	196,800
4.63%, 07/15/2024(b)	440,000	436,023
7.00%, 08/01/2025(b)(g)	50,000	47,000
6.88%, 11/15/2031	75,000	65,625

		5,914,982

Health Care Technology 0.0%†
Quintiles IMS, Inc., 5.00%, 10/15/2026(b)	185,000	196,100

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, 4.63%, 01/15/2022(b)	225,000	230,906
4.25%, 05/15/2024(b)	320,000	321,120
5.00%, 10/15/2025(b)	150,000	151,860
Boyd Gaming Corp., 6.88%, 05/15/2023	235,000	251,304
6.38%, 04/01/2026	250,000	272,813
Cedar Fair LP, 5.38%, 04/15/2027(b)	65,000	68,250
Eldorado Resorts, Inc., 7.00%, 08/01/2023	130,000	140,725
GLP Capital LP, 4.38%, 11/01/2018	250,000	254,062
4.88%, 11/01/2020	475,000	501,719
5.38%, 11/01/2023	190,000	208,050
International Game Technology plc, 5.63%, 02/15/2020(b)	220,000	232,375
KFC Holding Co., 5.25%, 06/01/2026(b)	310,000	328,213
4.75%, 06/01/2027(b)	150,000	154,500
MGM Resorts International, 8.63%, 02/01/2019	535,000	576,462
6.63%, 12/15/2021	250,000	281,250
7.75%, 03/15/2022	90,000	105,075
NCL Corp. Ltd., 4.63%, 11/15/2020(b)	460,000	472,075
4.75%, 12/15/2021(b)	305,000	316,438
Scientific Games International, Inc., 10.00%, 12/01/2022	180,000	199,350
Station Casinos LLC, 7.50%, 03/01/2021	90,000	93,375
Wynn Las Vegas LLC, 5.50%, 03/01/2025(b)	325,000	338,406

		5,498,328

Household Durables 0.2%
CalAtlantic Group, Inc., 8.38%, 05/15/2018	135,000	140,400
8.38%, 01/15/2021	105,000	122,488
5.38%, 10/01/2022	175,000	190,557
5.25%, 06/01/2026	130,000	134,550
Lennar Corp., 4.75%, 12/15/2017	500,000	500,000
4.75%, 11/15/2022	265,000	280,237
4.88%, 12/15/2023	200,000	211,500
4.75%, 05/30/2025	70,000	73,150
Meritage Homes Corp., 6.00%, 06/01/2025	100,000	106,500
PulteGroup, Inc., 4.25%, 03/01/2021	215,000	223,063
Taylor Morrison Communities, Inc., 5.63%, 03/01/2024(b)	215,000	223,600
Toll Brothers Finance Corp., 4.00%, 12/31/2018	405,000	411,581
4.38%, 04/15/2023	125,000	130,625

		2,748,251

Household Products 0.0%†
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/2023(b)	130,000	126,750
Spectrum Brands, Inc., 5.75%, 07/15/2025	100,000	106,500

		233,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Independent Power and Renewable Electricity Producers 0.3%
Calpine Corp., 6.00%, 01/15/2022(b)	$530,000	$548,550
5.38%, 01/15/2023(g)	935,000	910,596
Dynegy, Inc., 5.88%, 06/01/2023(g)	175,000	174,125
7.63%, 11/01/2024(g)	300,000	310,875
8.00%, 01/15/2025(b)	95,000	98,325
8.13%, 01/30/2026(b)(g)	305,000	314,150
NRG Energy, Inc., 6.25%, 07/15/2022	200,000	210,000
6.63%, 03/15/2023	105,000	108,544
7.25%, 05/15/2026	520,000	557,700
6.63%, 01/15/2027	730,000	764,675
Talen Energy Supply LLC, 4.60%, 12/15/2021	415,000	341,337
9.50%, 07/15/2022(b)	65,000	60,125
6.50%, 06/01/2025	175,000	133,438

		4,532,440

Internet & Direct Marketing Retail 0.0%†
Netflix, Inc., 5.50%, 02/15/2022	275,000	299,750
4.38%, 11/15/2026(b)	125,000	125,430
QVC, Inc., 3.13%, 04/01/2019	195,000	196,987
5.45%, 08/15/2034	170,000	167,458

		789,625

Internet Software & Services 0.1%
Match Group, Inc., 6.75%, 12/15/2022	140,000	144,550
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)	315,000	336,137
Zayo Group LLC, 6.00%, 04/01/2023	100,000	105,625
6.38%, 05/15/2025	80,000	86,210
5.75%, 01/15/2027(b)	465,000	492,900

		1,165,422

IT Services 0.1%
First Data Corp., 7.00%, 12/01/2023(b)	265,000	282,967
5.00%, 01/15/2024(b)	865,000	898,130

		1,181,097

Machinery 0.1%
CNH Industrial Capital LLC, 3.38%, 07/15/2019(g)	105,000	106,575
4.88%, 04/01/2021	120,000	127,500
4.38%, 04/05/2022	170,000	178,500
CNH Industrial NV, 4.50%, 08/15/2023	140,000	148,260
Novelis Corp., 5.88%, 09/30/2026(b)	230,000	233,450
Welbilt, Inc., 9.50%, 02/15/2024	150,000	172,312

		966,597

Media 3.3%
Acosta, Inc., 7.75%, 10/01/2022(b)	700,000	504,000
Altice Luxembourg SA, 7.75%, 05/15/2022(b)	305,000	323,681
7.63%, 02/15/2025(b)(g)	240,000	258,900
Altice US Finance I Corp., 5.50%, 05/15/2026(b)(g)	210,000	221,485
AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	320,000	314,400
6.13%, 05/15/2027(g)	450,000	444,375
Cequel Communications Holdings I LLC, 6.38%, 09/15/2020(b)	244,000	249,185
5.13%, 12/15/2021(b)	365,000	371,388
7.75%, 07/15/2025(b)	200,000	221,000
Charter Communications Operating LLC, 3.58%, 07/23/2020	6,240,000	6,405,842
4.91%, 07/23/2025	11,485,000	12,277,646
6.48%, 10/23/2045	4,360,000	5,117,234
5.38%, 05/01/2047(b)	6,400,000	6,648,747
CSC Holdings LLC, 7.63%, 07/15/2018	385,000	399,630
10.88%, 10/15/2025(b)	556,000	687,355
5.50%, 04/15/2027(b)	205,000	213,200
Discovery Communications LLC, 3.95%, 03/20/2028	7,000,000	6,949,835
5.00%, 09/20/2037	1,800,000	1,827,740
DISH DBS Corp., 4.25%, 04/01/2018	145,000	146,088
6.75%, 06/01/2021	190,000	209,000
5.88%, 11/15/2024	345,000	361,603
7.75%, 07/01/2026	120,000	137,780
Gray Television, Inc., 5.13%, 10/15/2024(b)	170,000	170,850
5.88%, 07/15/2026(b)	75,000	77,250
Lamar Media Corp., 5.75%, 02/01/2026	95,000	103,075
Liberty Interactive LLC, 8.50%, 07/15/2029	180,000	201,150
MDC Partners, Inc., 6.50%, 05/01/2024(b)	385,000	387,888
Regal Entertainment Group, 5.75%, 03/15/2022	320,000	330,400
Sinclair Television Group, Inc., 5.38%, 04/01/2021	135,000	138,375
5.13%, 02/15/2027(b)	160,000	155,400
Sirius XM Radio, Inc., 4.63%, 05/15/2023(b)	40,000	41,100
6.00%, 07/15/2024(b)	455,000	489,694
5.38%, 07/15/2026(b)	340,000	357,850
5.00%, 08/01/2027(b)	310,000	316,200
TEGNA, Inc., 5.13%, 10/15/2019	260,000	263,900
5.13%, 07/15/2020	185,000	189,856
Univision Communications, Inc., 6.75%, 09/15/2022(b)	145,000	150,413
5.13%, 05/15/2023(b)	530,000	540,600
UPCB Finance IV Ltd., 5.38%, 01/15/2025(b)	205,000	213,200
Viacom, Inc., 2.75%, 12/15/2019	2,413,000	2,435,460
3.45%, 10/04/2026(g)	4,885,000	4,694,230
4.38%, 03/15/2043	5,820,000	5,013,814
Ziggo Secured Finance BV, 5.50%, 01/15/2027(b)	460,000	471,357

		61,032,176

Metals & Mining 0.7%
ArcelorMittal, 7.50%, 10/15/2039	665,000	798,000
Big River Steel LLC, 7.25%, 09/01/2025(b)	121,000	128,381
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 09/21/2035	100,000	115,867
Reg. S, 4.88%, 11/04/2044	200,000	215,797
First Quantum Minerals Ltd., 7.00%, 02/15/2021(b)	210,000	216,037
7.25%, 05/15/2022(b)	325,000	332,719

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Metals & Mining (continued)
FMG Resources August 2006 Pty. Ltd., 9.75%, 03/01/2022(b)	$390,000	$438,555
4.75%, 05/15/2022(b)	85,000	86,063
5.13%, 05/15/2024(b)(g)	80,000	81,000
Freeport-McMoRan, Inc., 2.38%, 03/15/2018	245,000	245,000
4.00%, 11/14/2021(g)	220,000	221,100
3.88%, 03/15/2023(g)	410,000	403,850
5.40%, 11/14/2034	435,000	415,425
5.45%, 03/15/2043	315,000	294,328
Hudbay Minerals, Inc., 7.63%, 01/15/2025(b)	195,000	211,091
Teck Resources Ltd., 4.75%, 01/15/2022	130,000	137,435
6.25%, 07/15/2041	360,000	406,555
Vale Overseas Ltd., 6.25%, 08/10/2026	6,275,000	7,120,243
6.88%, 11/21/2036	100,000	114,500
VM Holding SA, 5.38%, 05/04/2027(b)	318,000	333,900

		12,315,846

Multiline Retail 0.0%†
Dollar Tree, Inc., 5.25%, 03/01/2020	210,000	215,959
5.75%, 03/01/2023	240,000	253,200

		469,159

Oil, Gas & Consumable Fuels 2.9%
Andeavor Logistics LP, 6.13%, 10/15/2021	45,000	46,406
Antero Midstream Partners LP, 5.38%, 09/15/2024	250,000	258,750
Antero Resources Corp., 5.38%, 11/01/2021	235,000	241,169
5.13%, 12/01/2022	290,000	296,525
5.00%, 03/01/2025	10,000	10,150
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/2022(b)	265,000	284,213
Bill Barrett Corp., 7.00%, 10/15/2022	266,000	255,360
8.75%, 06/15/2025(g)	40,000	38,400
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	225,000	242,156
5.13%, 06/30/2027(b)	235,000	242,050
Cheniere Energy Partners LP, 5.25%, 10/01/2025(b)	335,000	342,538
Chesapeake Energy Corp., 6.13%, 02/15/2021(g)	180,000	181,350
5.38%, 06/15/2021	130,000	123,825
8.00%, 01/15/2025(b)(g)	210,000	212,100
8.00%, 06/15/2027(b)	120,000	118,800
Concho Resources, Inc., 5.50%, 04/01/2023	125,000	128,619
3.75%, 10/01/2027	6,995,000	7,026,118
Continental Resources, Inc., 4.50%, 04/15/2023	105,000	105,262
3.80%, 06/01/2024(g)	250,000	241,250
4.90%, 06/01/2044	130,000	117,975
Crestwood Midstream Partners LP, 6.25%, 04/01/2023	120,000	123,750
5.75%, 04/01/2025	90,000	91,912
DCP Midstream Operating LP, 2.50%, 12/01/2017	290,000	290,029
9.75%, 03/15/2019(b)	80,000	87,400
8.13%, 08/16/2030	60,000	70,350
6.45%, 11/03/2036(b)	130,000	136,500
6.75%, 09/15/2037(b)	240,000	256,200
(USD 3 Month LIBOR + 3.85%)5.85%, 05/21/2043(b)(d)	240,000	223,800
5.60%, 04/01/2044	130,000	121,225
Energy Transfer Equity LP, 7.50%, 10/15/2020	270,000	304,087
5.88%, 01/15/2024	165,000	177,169
Energy Transfer LP, 4.15%, 10/01/2020	4,500,000	4,699,744
5.50%, 04/15/2023	390,000	401,310
6.50%, 02/01/2042	4,250,000	4,808,471
EP Energy LLC, 9.38%, 05/01/2020(g)	625,000	520,313
7.75%, 09/01/2022	205,000	129,662
6.38%, 06/15/2023	725,000	445,875
Extraction Oil & Gas, Inc., 7.88%, 07/15/2021(b)	155,000	163,525
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038(b)	188,403	206,772
Hess Corp., 4.30%, 04/01/2027(g)	8,340,000	8,266,503
KazMunayGas National Co. JSC, Reg. S, 9.13%, 07/02/2018(g)	300,000	313,886
Reg. S, 7.00%, 05/05/2020	200,000	218,000
Reg. S, 6.38%, 04/09/2021	850,000	929,365
4.75%, 04/19/2027(b)	200,000	202,812
5.75%, 04/19/2047(b)	200,000	196,869
Kinder Morgan, Inc., 5.55%, 06/01/2045	1,870,000	2,014,774
Newfield Exploration Co., 5.38%, 01/01/2026	235,000	247,044
Noble Energy, Inc., 5.05%, 11/15/2044	4,755,000	4,907,683
NuStar Logistics LP, 4.80%, 09/01/2020	95,000	98,562
6.75%, 02/01/2021	45,000	48,713
4.75%, 02/01/2022	50,000	50,625
Oasis Petroleum, Inc., 6.50%, 11/01/2021	70,000	71,400
6.88%, 03/15/2022(g)	175,000	178,063
ONEOK, Inc., 4.00%, 07/13/2027	4,620,000	4,677,287
PDC Energy, Inc., 6.13%, 09/15/2024	110,000	114,950
Pertamina Persero PT, Reg. S, 5.63%, 05/20/2043	230,000	247,568
Petrobras Global Finance BV, 7.38%, 01/17/2027	173,000	190,473
Petroleos de Venezuela SA, Reg. S, 6.00%, 05/16/2024	250,000	76,000
Reg. S, 6.00%, 11/15/2026	334,620	101,557
Reg. S, 5.38%, 04/12/2027	789,800	236,940
Petroleos del Peru SA, 4.75%, 06/19/2032(b)	200,000	205,680
Petroleos Mexicanos, (USD 3 Month LIBOR + 3.65%)4.97%, 03/11/2022(b)(d)	83,000	90,371
4.63%, 09/21/2023	89,000	91,928
5.50%, 06/27/2044	224,000	208,880
6.75%, 09/21/2047	446,000	474,499
6.75%, 09/21/2047(b)	66,000	70,217
Range Resources Corp., 5.00%, 08/15/2022(b)	20,000	19,975
5.00%, 03/15/2023(b)	475,000	471,437
Rockies Express Pipeline LLC, 6.85%, 07/15/2018(b)	135,000	139,387
5.63%, 04/15/2020(b)	280,000	294,350
7.50%, 07/15/2038(b)	65,000	74,263
6.88%, 04/15/2040(b)	65,000	72,150
Sanchez Energy Corp., 7.75%, 06/15/2021(g)	85,000	80,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp., (continued) 6.13%, 01/15/2023(g)	$410,000	$350,550
SemGroup Corp., 5.63%, 11/15/2023	470,000	457,075
7.25%, 03/15/2026(b)(g)	90,000	90,450
SM Energy Co., 6.13%, 11/15/2022(g)	215,000	215,537
5.00%, 01/15/2024(g)	135,000	127,238
Southern Gas Corridor CJSC, Reg. S, 6.88%, 03/24/2026	240,000	270,000
6.88%, 03/24/2026(b)	206,000	231,750
State Oil Co. of the Azerbaijan Republic, Reg. S, 4.75%, 03/13/2023	500,000	500,017
Summit Midstream Holdings LLC, 5.75%, 04/15/2025	375,000	380,625
Targa Resources Partners LP, 4.25%, 11/15/2023	155,000	153,644
6.75%, 03/15/2024	230,000	249,550
5.13%, 02/01/2025	180,000	185,400
5.38%, 02/01/2027	95,000	98,919
Whiting Petroleum Corp., 5.75%, 03/15/2021(g)	255,000	250,538
6.25%, 04/01/2023	275,000	270,531
Williams Cos., Inc. (The),
Series A, 7.50%, 01/15/2031	135,000	162,000
5.75%, 06/24/2044	195,000	206,213
WPX Energy, Inc., 5.25%, 09/15/2024(g)	205,000	205,513

		53,859,408

Personal Products 0.0%†
Edgewell Personal Care Co., 4.70%, 05/19/2021	130,000	138,775
4.70%, 05/24/2022	345,000	370,012

		508,787

Pharmaceuticals 1.0%
AstraZeneca plc, 2.38%, 06/12/2022	7,205,000	7,143,706
Endo Dac, 6.00%, 07/15/2023(b)	385,000	317,625
Endo Finance LLC, 5.38%, 01/15/2023(b)	225,000	183,375
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/2019	9,105,000	9,086,999
Valeant Pharmaceuticals International, Inc., 5.50%, 03/01/2023(b)	580,000	508,950
5.88%, 05/15/2023(b)	1,575,000	1,391,906

		18,632,561

Professional Services 0.0%†
IHS Markit Ltd., 5.00%, 11/01/2022(b)	485,000	522,588
4.75%, 02/15/2025(b)	50,000	53,500
Jaguar Holding Co. II, 6.38%, 08/01/2023(b)	205,000	214,481

		790,569

Real Estate Management & Development 0.0%†
Realogy Group LLC, 4.50%, 04/15/2019(b)	95,000	97,494

Road & Rail 0.1%
Avis Budget Car Rental LLC, 5.25%, 03/15/2025(b)(g)	135,000	135,000
Hertz Corp. (The), 6.75%, 04/15/2019	50,000	49,875
7.63%, 06/01/2022(b)	50,000	51,562
5.50%, 10/15/2024(b)(g)	755,000	679,500
Park Aerospace Holdings Ltd., 5.25%, 08/15/2022(b)	810,000	842,400
5.50%, 02/15/2024(b)(g)	575,000	603,750

		2,362,087

Semiconductors & Semiconductor Equipment 0.8%
Amkor Technology, Inc., 6.38%, 10/01/2022	385,000	397,724
Broadcom Corp., 2.38%, 01/15/2020(b)	7,420,000	7,460,988
Micron Technology, Inc., 5.25%, 08/01/2023(b)	160,000	166,880
5.50%, 02/01/2025(g)	115,000	122,619
5.63%, 01/15/2026(b)	95,000	100,890
NXP BV, 4.13%, 06/01/2021(b)	205,000	214,481
QUALCOMM, Inc., 4.30%, 05/20/2047	6,725,000	6,873,344
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026(b)	225,000	246,375

		15,583,301

Software 0.3%
Infor Software Parent LLC Cash, 7.13%, 05/01/2021(b)(c)	285,000	290,073
j2 Cloud Services LLC, 6.00%, 07/15/2025(b)	195,000	204,019
Nuance Communications, Inc., 5.38%, 08/15/2020(b)	87,000	88,479
6.00%, 07/01/2024	420,000	454,776
Open Text Corp., 5.88%, 06/01/2026(b)	320,000	351,200
Oracle Corp., 4.00%, 07/15/2046	3,925,000	4,061,229
Symantec Corp., 5.00%, 04/15/2025(b)	165,000	172,529

		5,622,305

Specialty Retail 0.0%†
PetSmart, Inc., 5.88%, 06/01/2025(b)	155,000	135,238

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc., 2.30%, 05/11/2022	8,025,000	8,056,501
3.20%, 05/11/2027	8,375,000	8,526,702
4.65%, 02/23/2046	4,765,000	5,398,718
Dell International LLC, 4.42%, 06/15/2021(b)	12,010,000	12,609,481
5.88%, 06/15/2021(b)	260,000	271,810
6.02%, 06/15/2026(b)	5,300,000	5,885,915
EMC Corp., 1.88%, 06/01/2018	605,000	602,598
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	7,775,000	8,224,923
Western Digital Corp., 10.50%, 04/01/2024	470,000	552,250

		50,128,898

Textiles, Apparel & Luxury Goods 0.0%†
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	135,000	140,231

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Tobacco 0.6%
Philip Morris International, Inc., 1.63%, 02/21/2019	$10,755,000	$10,747,579

Trading Companies & Distributors 0.1%
Aircastle Ltd., 4.63%, 12/15/2018	475,000	487,469
6.25%, 12/01/2019	280,000	302,050
5.13%, 03/15/2021	95,000	101,175
5.50%, 02/15/2022	175,000	191,187
5.00%, 04/01/2023	115,000	123,050
HD Supply, Inc., 5.75%, 04/15/2024(b)	265,000	283,550
United Rentals North America, Inc., 5.75%, 11/15/2024	145,000	153,881

		1,642,362

Wireless Telecommunication Services 0.2%
Hughes Satellite Systems Corp., 6.50%, 06/15/2019	142,000	151,053
SoftBank Group Corp., 4.50%, 04/15/2020(b)	260,000	268,234
Sprint Communications, Inc., 9.00%, 11/15/2018(b)	150,000	161,125
6.00%, 11/15/2022	155,000	165,931
Sprint Corp., 7.88%, 09/15/2023	590,000	684,400
7.13%, 06/15/2024	885,000	995,625
T-Mobile USA, Inc., 6.13%, 01/15/2022	240,000	249,600
6.00%, 03/01/2023	465,000	489,994

		3,165,962

Total Corporate Bonds (cost $597,313,754)		610,291,853

Foreign Government Securities 2.6%

	Principal Amount	Value
ARGENTINA 0.1%
Republic of Argentina, 8.28%, 12/31/2033	336,489	390,327
2.50%, 12/31/2038(i)	1,490,000	1,050,450
Reg. S, 7.13%, 06/28/2117(g)	227,000	226,546

		1,667,323

BAHRAIN 0.0%†
Kingdom of Bahrain, Reg. S, 6.75%, 09/20/2029	200,000	198,296

BELIZE 0.0%†
Belize Government Bond, Reg. S, 4.94%, 02/20/2034(i)	218,000	135,160

BERMUDA 0.0%†
Bermuda Government Bond, 4.85%, 02/06/2024(b)	200,000	217,564
Reg. S, 3.72%, 01/25/2027	200,000	202,500

		420,064

BRAZIL 0.1%
Brazil Minas SPE via State of Minas Gerais, Reg. S, 5.33%, 02/15/2028	200,000	203,000
Federative Republic of Brazil, 5.63%, 01/07/2041	430,000	433,225
5.00%, 01/27/2045	200,000	186,140

		822,365

CANADA 0.5%
Export Development Canada, 1.00%, 11/01/2018	3,250,000	3,230,659
Province of New Brunswick, 2.75%, 06/15/2018	5,000,000	5,041,074

		8,271,733

COLOMBIA 0.1%
Republic of Colombia, 3.88%, 04/25/2027	270,000	274,320
7.38%, 09/18/2037	132,000	174,108
6.13%, 01/18/2041	370,000	435,120

		883,548

COSTA RICA 0.0%†
Republic of Costa Rica, 7.16%, 03/12/2045(b)	438,000	473,040

CROATIA 0.1%
Republic of Croatia,
Reg. S, 6.75%, 11/05/2019	230,000	249,229
Reg. S, 6.63%, 07/14/2020	600,000	660,638
Reg. S, 6.38%, 03/24/2021	200,000	221,844
Reg. S, 5.50%, 04/04/2023	440,000	488,332
Reg. S, 6.00%, 01/26/2024	250,000	285,498

		1,905,541

DOMINICAN REPUBLIC 0.0%†
Dominican Republic Bond, Reg. S, 7.45%, 04/30/2044	200,000	238,250

ECUADOR 0.0%†
Republic of Ecuador, Reg. S, 9.63%, 06/02/2027	200,000	210,000

EGYPT 0.0%†
Arab Republic of Egypt,
Reg. S, 7.50%, 01/31/2027	300,000	326,422
Reg. S, 6.88%, 04/30/2040	200,000	193,687
Reg. S, 8.50%, 01/31/2047	200,000	222,832

		742,941

EL SALVADOR 0.1%
Republic of El Salvador,
Reg. S, 6.38%, 01/18/2027	325,000	321,750
Reg. S, 8.63%, 02/28/2029	292,000	327,770
Reg. S, 7.63%, 02/01/2041	150,000	153,375

		802,895

GHANA 0.1%
Republic of Ghana, Reg. S, 10.75%, 10/14/2030	600,000	779,100

HUNGARY 0.0%†
Hungary Government Bond, 7.63%, 03/29/2041	280,000	433,524

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Foreign Government Securities (continued)

	Principal Amount	Value
INDONESIA 0.1%
Republic of Indonesia, Reg. S, 7.75%, 01/17/2038	$185,000	$262,937
Reg. S, 5.25%, 01/17/2042	260,000	289,950
Reg. S, 4.75%, 07/18/2047	200,000	210,867

		763,754

IRAQ 0.0%†
Republic of Iraq, Reg. S, 5.80%, 01/15/2028	540,000	504,546

IVORY COAST 0.1%
Republic of Cote d’Ivoire, Reg. S, 5.75%, 12/31/2032(i)	1,071,150	1,050,348

JAMAICA 0.0%†
Jamaica Government Bond, 6.75%, 04/28/2028	200,000	230,500

JORDAN 0.0%†
Hashemite Kingdom of Jordan, Reg. S, 6.13%, 01/29/2026	200,000	202,300

MEXICO 0.0%†
United Mexican States, 5.75%, 10/12/2110	550,000	589,600

MONGOLIA 0.0%†
Mongolia Government Bond, Reg. S, 10.88%, 04/06/2021	200,000	232,052
Reg. S, 8.75%, 03/09/2024	200,000	224,297

		456,349

MOROCCO 0.0%†
Kingdom of Morocco, Reg. S, 5.50%, 12/11/2042	200,000	223,266

NIGERIA 0.0%†
Federal Republic of Nigeria, 5.63%, 06/27/2022	200,000	203,540
Reg. S, 7.88%, 02/16/2032	400,000	437,000

		640,540

OMAN 0.0%†
Oman Government Bond, Reg. S, 3.63%, 06/15/2021	200,000	201,012

PANAMA 0.0%†
Republic of Panama, 8.88%, 09/30/2027	400,000	581,000

RUSSIA 0.1%
Russian Foreign Bond, Reg. S, 4.25%, 06/23/2027	600,000	609,893
Reg. S, 5.88%, 09/16/2043	200,000	228,403

		838,296

SAUDI ARABIA 0.0%†
Kingdom of Saudi Arabia, 2.88%, 03/04/2023	200,000	198,582
3.63%, 03/04/2028	200,000	199,492
4.63%, 10/04/2047	200,000	200,725

		598,799

SERBIA 0.0%†
Republic of Serbia, Reg. S, 4.88%, 02/25/2020	200,000	209,036
Reg. S, 7.25%, 09/28/2021	350,000	404,075
Reg. S, 6.75%, 11/01/2024(i)	136,250	138,575

		751,686

SOUTH AFRICA 0.9%
Republic of South Africa, 6.50%, 02/28/2041	ZAR309,680,000	16,212,810
5.65%, 09/27/2047	200,000	198,784

		16,411,594

SRI LANKA 0.1%
Democratic Socialist Republic of Sri Lanka, Reg. S, 6.85%, 11/03/2025	637,000	699,283
Reg. S, 6.83%, 07/18/2026	200,000	219,634

		918,917

TURKEY 0.1%
Export Credit Bank of Turkey, Reg. S, 5.38%, 02/08/2021	200,000	207,117
5.38%, 10/24/2023(b)	200,000	205,512
Republic of Turkey, 7.50%, 11/07/2019	210,000	228,795
6.25%, 09/26/2022	200,000	219,366
6.00%, 03/25/2027	750,000	805,080

		1,665,870

UKRAINE 0.1%
Ukraine Government Bond, 7.75%, 09/01/2020(b)	117,000	124,020
7.75%, 09/01/2023(b)	224,000	235,171
Reg. S, 7.75%, 09/01/2025	130,000	134,534
Reg. S, 7.75%, 09/01/2026	380,000	391,009
Reg. S, 7.75%, 09/01/2027	250,000	256,400
Reg. S, 7.38%, 09/25/2032	200,000	194,750
0.00%, 05/31/2040(b)	228,000	122,778
Ukreximbank Via Biz Finance plc, 9.63%, 04/27/2022(b)	240,000	256,973

		1,715,635

URUGUAY 0.0%†
Oriental Republic of Uruguay, 5.10%, 06/18/2050	551,000	581,305

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela, Reg. S, 8.25%, 10/13/2024	210,000	70,875

ZAMBIA 0.0%†
Republic of Zambia, Reg. S, 8.50%, 04/14/2024	400,000	427,220

Total Foreign Government Securities (cost $50,857,628)		47,407,192

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities 29.1%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G13072 5.00%, 04/01/2023	$4,852	$5,182
Pool# G13122 5.00%, 04/01/2023	1,987	2,122
Pool# G13225 5.00%, 06/01/2023	44,329	47,361
Pool# J08443 5.00%, 07/01/2023	23,202	24,580
Pool# Z60024 5.00%, 01/01/2025	265,000	287,786
Pool# Z60031 5.50%, 07/01/2025	515,000	567,099
Pool# C91128 5.50%, 12/01/2027	17,251	18,996
Pool# G30698 5.00%, 07/01/2031	101,479	110,205
Pool# G16093 3.00%, 02/01/2032	2,054,914	2,113,946
Pool# C69707 5.50%, 08/01/2032	2,651	2,919
Pool# A14186 5.50%, 10/01/2033	811	906
Pool# C01674 5.50%, 11/01/2033	9,609	10,738
Pool# A24611 4.50%, 06/01/2034	2,949	3,176
Pool# A23854 5.50%, 06/01/2034	6,246	6,964
Pool# G08084 4.50%, 10/01/2035	34,890	37,538
Pool# A39572 5.00%, 11/01/2035	36,350	39,734
Pool# A39584 5.50%, 11/01/2035	17,763	19,845
Pool# A41399 5.50%, 12/01/2035	123,540	137,412
Pool# A49058 5.50%, 05/01/2036	95,825	105,518
Pool# A61562 5.50%, 10/01/2036	228,409	253,937
Pool# A52983 5.50%, 10/01/2036	49,082	54,686
Pool# G02379 6.00%, 10/01/2036	6,270	7,113
Pool# G02561 5.50%, 02/01/2037	26,455	29,370
Pool# A57475 5.50%, 02/01/2037	1,706	1,906
Pool# G03400 5.50%, 03/01/2037	101,659	113,434
Pool# A58420 5.50%, 03/01/2037	2,928	3,251
Pool# A60064 5.50%, 04/01/2037	49,889	55,587
Pool# G02791 5.50%, 04/01/2037	2,355	2,622
Pool# A60070 5.00%, 05/01/2037	1,269	1,384
Pool# G05521 5.50%, 05/01/2037	663,603	744,100
Pool# G02976 5.50%, 06/01/2037	20,740	23,088
Pool# G08204 5.50%, 06/01/2037	4,122	4,585
Pool# G08210 6.00%, 07/01/2037	46,018	51,967
Pool# A65518 6.00%, 09/01/2037	29,410	33,098
Pool# G03432 5.50%, 11/01/2037	25,657	28,570
Pool# A68546 5.50%, 11/01/2037	14,802	16,341
Pool# A70591 5.50%, 12/01/2037	37,745	42,022
Pool# A69653 5.50%, 12/01/2037	8,187	9,106
Pool# G03616 6.00%, 12/01/2037	11,076	12,505
Pool# A71604 5.50%, 01/01/2038	118,568	131,835
Pool# A72378 5.50%, 01/01/2038	88,099	97,949
Pool# A71374 5.50%, 01/01/2038	6,556	7,219
Pool# G03927 5.50%, 01/01/2038	6,415	7,139
Pool# G03812 5.50%, 02/01/2038	396,754	442,093
Pool# A73996 5.50%, 02/01/2038	174,104	193,657
Pool# G03964 5.50%, 02/01/2038	40,188	44,790
Pool# A72499 6.00%, 02/01/2038	4,386	4,943
Pool# A75432 5.50%, 03/01/2038	65,666	72,309
Pool# G04220 5.50%, 03/01/2038	10,343	11,521
Pool# G08256 5.50%, 03/01/2038	5,326	5,936
Pool# G04156 6.00%, 03/01/2038	10,146	11,474
Pool# A76127 5.50%, 04/01/2038	224,869	248,607
Pool# A75830 5.50%, 04/01/2038	116,945	131,005
Pool# A76483 5.50%, 04/01/2038	86,239	96,007
Pool# G04248 5.50%, 04/01/2038	86,234	95,845
Pool# G08263 5.50%, 04/01/2038	6,492	7,230
Pool# A76211 6.00%, 04/01/2038	1,501	1,690
Pool# G04287 5.00%, 05/01/2038	58,467	64,072
Pool# A77796 5.50%, 05/01/2038	278,047	308,823
Pool# G04305 5.50%, 05/01/2038	142,143	158,418
Pool# A77208 5.50%, 05/01/2038	10,683	11,843
Pool# A76939 5.50%, 05/01/2038	6,884	7,592
Pool# A77057 5.50%, 05/01/2038	5,759	6,364
Pool# G04359 5.50%, 06/01/2038	122,788	136,744
Pool# A78624 5.50%, 06/01/2038	59,183	65,885
Pool# A77937 5.50%, 06/01/2038	56,810	62,557
Pool# G04458 5.50%, 06/01/2038	31,944	35,543
Pool# A77648 5.50%, 06/01/2038	1,624	1,788
Pool# A78076 6.00%, 06/01/2038	23,057	25,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A78454 6.00%, 06/01/2038	$10,691	$12,075
Pool# G05956 5.50%, 07/01/2038	471,603	525,443
Pool# A79018 5.50%, 07/01/2038	37,684	41,954
Pool# G04471 5.50%, 07/01/2038	34,894	38,800
Pool# A78982 5.50%, 07/01/2038	25,158	27,923
Pool# A79816 5.50%, 07/01/2038	10,141	11,167
Pool# A79509 5.50%, 07/01/2038	6,232	6,949
Pool# A79806 5.50%, 07/01/2038	1,920	2,114
Pool# A80779 5.50%, 08/01/2038	19,795	21,797
Pool# G04817 5.00%, 09/01/2038	98,100	107,574
Pool# A82609 5.50%, 09/01/2038	14,964	16,477
Pool# A81743 5.50%, 09/01/2038	14,452	15,914
Pool# A82093 5.50%, 09/01/2038	11,690	12,872
Pool# A82207 5.50%, 09/01/2038	821	913
Pool# G04847 5.50%, 10/01/2038	43,824	48,780
Pool# G05979 5.50%, 10/01/2038	9,832	10,953
Pool# A82703 5.50%, 10/01/2038	5,734	6,376
Pool# A82656 5.50%, 10/01/2038	3,930	4,347
Pool# A82787 5.50%, 11/01/2038	550,393	608,924
Pool# A82757 5.50%, 11/01/2038	95,018	104,630
Pool# A83032 5.50%, 11/01/2038	9,486	10,446
Pool# A83071 5.50%, 11/01/2038	2,327	2,562
Pool# A83066 5.50%, 11/01/2038	1,419	1,568
Pool# G05337 5.50%, 12/01/2038	195,407	217,890
Pool# A83596 5.50%, 12/01/2038	53,662	59,099
Pool# G08314 5.50%, 01/01/2039	20,468	22,585
Pool# G08331 4.50%, 02/01/2039	4,393	4,724
Pool# G08323 5.00%, 02/01/2039	107,910	118,327
Pool# A84417 5.50%, 02/01/2039	18,774	20,680
Pool# G05300 5.50%, 02/01/2039	6,366	7,069
Pool# A84655 4.50%, 03/01/2039	284,671	305,756
Pool# G05841 5.50%, 04/01/2039	12,022	13,304
Pool# A86968 4.50%, 06/01/2039	20,989	22,578
Pool# G05472 4.50%, 06/01/2039	7,915	8,512
Pool# A87250 5.00%, 06/01/2039	177,338	194,379
Pool# A87679 5.00%, 08/01/2039	118,005	128,983
Pool# G07021 5.00%, 09/01/2039	241,579	264,918
Pool# A89385 4.50%, 10/01/2039	9,420	10,134
Pool# G05684 5.50%, 10/01/2039	78,705	87,569
Pool# G06020 5.50%, 12/01/2039	426,511	475,166
Pool# V80890 5.50%, 12/01/2039	310,887	346,508
Pool# G05813 6.00%, 12/01/2039	21,725	24,488
Pool# G05923 5.50%, 02/01/2040	49,023	54,554
Pool# G06031 5.50%, 03/01/2040	16,932	18,870
Pool# A91997 5.00%, 04/01/2040	81,097	89,009
Pool# G05849 4.50%, 05/01/2040	533,371	573,889
Pool# G06193 5.50%, 05/01/2040	73,968	82,409
Pool# G08402 5.00%, 06/01/2040	116,193	127,540
Pool# A92458 5.00%, 06/01/2040	38,747	42,452
Pool# A92764 5.50%, 06/01/2040	45,136	50,310
Pool# C03486 4.50%, 07/01/2040	6,088	6,550
Pool# G06412 5.50%, 07/01/2040	906,608	1,008,349
Pool# C03531 4.00%, 10/01/2040	1,064,486	1,125,202
Pool# A94833 4.00%, 11/01/2040	3,284,247	3,508,551
Pool# A95230 4.00%, 12/01/2040	1,207,078	1,286,451
Pool# A96634 4.50%, 02/01/2041	257,379	276,958
Pool# G08443 4.50%, 04/01/2041	763,685	821,750
Pool# A97942 4.50%, 04/01/2041	232,246	249,919
Pool# Q00876 4.50%, 05/01/2041	1,088,360	1,171,314
Pool# Q00950 5.00%, 05/01/2041	559,123	610,583
Pool# Q01198 5.50%, 06/01/2041	31,008	34,163
Pool# G06956 4.50%, 08/01/2041	969,276	1,043,016
Pool# Z40047 4.00%, 10/01/2041	285,197	301,424
Pool# Q06344 4.00%, 02/01/2042	2,661,019	2,826,722
Pool# G08479 3.50%, 03/01/2042	406,778	421,638
Pool# C03795 3.50%, 04/01/2042	2,634,812	2,731,062
Pool# Q08997 3.50%, 06/01/2042	825,150	855,185
Pool# Q09004 3.50%, 06/01/2042	618,548	641,145
Pool# C04008 4.00%, 06/01/2042	936,987	990,558
Pool# C09004 3.50%, 07/01/2042	946,517	981,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08500 3.50%, 07/01/2042	$563,034	$583,574
Pool# G07083 4.00%, 07/01/2042	426,227	454,672
Pool# Z40054 4.00%, 07/01/2042	358,180	378,603
Pool# Q09896 3.50%, 08/01/2042	484,887	502,602
Pool# Q11348 3.50%, 09/01/2042	1,587,461	1,645,459
Pool# Q11095 3.50%, 09/01/2042	410,376	425,368
Pool# Q12143 3.50%, 10/01/2042	265,692	275,380
Pool# G07155 4.00%, 10/01/2042	708,062	748,473
Pool# Q13765 4.00%, 12/01/2042	383,025	409,087
Pool# Q17389 3.50%, 04/01/2043	1,068,773	1,109,976
Pool# Q16893 3.50%, 04/01/2043	437,435	454,165
Pool# Q18305 3.50%, 05/01/2043	348,168	360,808
Pool# Q19476 3.50%, 06/01/2043	453,595	470,164
Pool# Q19480 4.00%, 06/01/2043	2,641,311	2,794,201
Pool# G07459 3.50%, 08/01/2043	1,032,103	1,069,804
Pool# G08541 3.50%, 08/01/2043	921,230	954,864
Pool# Q20857 3.50%, 08/01/2043	751,007	781,717
Pool# Q20860 3.50%, 08/01/2043	325,244	337,125
Pool# V80509 4.00%, 10/01/2043	427,084	452,012
Pool# G08558 4.00%, 11/01/2043	202,265	213,283
Pool# G08559 4.50%, 11/01/2043	1,159,167	1,243,250
Pool# G08582 4.00%, 04/01/2044	308,771	325,281
Pool# G08583 4.50%, 04/01/2044	429,165	460,072
Pool# Q26367 4.00%, 05/01/2044	197,556	209,721
Pool# G08596 4.50%, 07/01/2044	1,353,457	1,450,832
Pool# G07943 4.50%, 08/01/2044	11,955	12,815
Pool# G07964 5.00%, 08/01/2044	414,305	455,171
Pool# G07961 3.50%, 03/01/2045	1,027,786	1,065,263
Pool# G08633 4.00%, 03/01/2045	3,650,694	3,845,069
Pool# Q32070 4.00%, 03/01/2045	1,028,357	1,083,110
Pool# G08636 3.50%, 04/01/2045	3,119,908	3,220,337
Pool# Q35164 4.00%, 05/01/2045	1,000,562	1,053,959
Pool# Q33869 4.00%, 06/01/2045	639,112	673,141
Pool# G08659 3.50%, 08/01/2045	1,053,090	1,086,988
Pool# Q36814 4.00%, 10/01/2045	1,788,957	1,884,207
Pool# G08672 4.00%, 10/01/2045	1,512,025	1,592,530
Pool# G08676 3.50%, 11/01/2045	2,490,206	2,570,365
Pool# G08681 3.50%, 12/01/2045	1,105,009	1,140,579
Pool# G08686 3.00%, 01/01/2046	506,608	508,973
Pool# Q38473 4.00%, 01/01/2046	2,006,175	2,112,991
Pool# Q38470 4.00%, 01/01/2046	1,102,436	1,161,133
Pool# V82196 4.50%, 01/01/2046	360,165	389,469
Pool# G08699 4.00%, 03/01/2046	1,630,014	1,716,802
Pool# G08700 4.50%, 03/01/2046	667,766	715,725
Pool# Q40718 3.50%, 05/01/2046	1,723,654	1,779,138
Pool# G08706 3.50%, 05/01/2046	758,010	782,410
Pool# G08708 4.50%, 05/01/2046	153,240	164,260
Pool# Q45458 4.00%, 08/01/2046	2,647,080	2,788,020
Pool# G60782 3.00%, 10/01/2046	3,222,501	3,238,052
Pool# G60724 3.00%, 10/01/2046	3,087,334	3,103,668
Pool# Q43565 3.50%, 10/01/2046	940,279	970,546
Pool# G08735 4.50%, 10/01/2046	495,000	530,685
Pool# Q44452 3.00%, 11/01/2046	3,467,519	3,482,641
Pool# G08737 3.00%, 12/01/2046	444,332	446,270
Pool# G08741 3.00%, 01/01/2047	3,017,043	3,030,200
Pool# V82942 3.00%, 02/01/2047	4,028,435	4,047,893
Pool# G08747 3.00%, 02/01/2047	3,862,964	3,879,660
Pool# Q46279 3.50%, 02/01/2047	2,961,278	3,056,600
Pool# Q46251 4.00%, 02/01/2047	1,402,029	1,476,677
Pool# Q46236 4.50%, 02/01/2047	868,022	930,463
Pool# G08753 4.50%, 02/01/2047	480,000	514,588
Pool# Q46310 4.50%, 02/01/2047	23,091	24,776
Pool# Q46860 3.00%, 03/01/2047	712,061	715,390
Pool# G08756 3.00%, 04/01/2047	702,366	705,431
Pool# G08762 4.00%, 05/01/2047	4,573,491	4,816,999
Pool# V83204 4.50%, 05/01/2047	1,166,255	1,250,464
Pool# G08767 4.00%, 06/01/2047	4,909,598	5,171,002
Pool# G08768 4.50%, 06/01/2047	1,163,983	1,247,998
Pool# G08770 3.50%, 07/01/2047	1,479,375	1,526,996
Pool# G08774 3.50%, 08/01/2047	1,636,098	1,688,764

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08775 4.00%, 08/01/2047	$1,660,820	$1,749,247
Pool# Q50962 3.50%, 09/01/2047	3,165,000	3,266,880
FHLMC TBA 3.00%, 10/15/2032	10,755,000	11,053,364
5.00%, 04/15/2037	3,000,000	3,257,961
3.00%, 10/15/2047	1,115,000	1,119,051
4.00%, 10/15/2047	25,960,000	27,333,040
3.50%, 12/31/2049	27,435,000	28,295,570
FNMA Pool
Pool# 669089 5.00%, 10/01/2017	499	501
Pool# 555092 5.00%, 12/01/2017	14,776	15,117
Pool# 709835 5.00%, 06/01/2018	73,993	75,702
Pool# 730339 5.00%, 09/01/2018	32,997	33,760
Pool# 687533 5.00%, 11/01/2018	13,087	13,390
Pool# 748029 5.00%, 12/01/2018	826	845
Pool# 770160 5.00%, 04/01/2019	185,930	190,351
Pool# 845488 5.00%, 06/01/2021	1,459	1,528
Pool# 254175 5.50%, 12/01/2021	25,241	27,893
Pool# 969941 5.00%, 03/01/2023	12,073	12,352
Pool# 254690 5.50%, 04/01/2023	60,925	67,326
Pool# 982885 5.00%, 05/01/2023	5,458	5,713
Pool# 254797 5.00%, 06/01/2023	181,380	197,762
Pool# 975884 5.00%, 06/01/2023	1,722	1,762
Pool# 254764 5.50%, 06/01/2023	132,067	145,961
Pool# 987214 5.00%, 07/01/2023	853	885
Pool# 254880 4.50%, 08/01/2023	67,757	72,727
Pool# 987456 5.00%, 08/01/2023	9,865	10,124
Pool# 976243 5.00%, 08/01/2023	4,146	4,373
Pool# 965102 5.00%, 09/01/2023	1,914	1,958
Pool# 254911 5.00%, 10/01/2023	34,323	37,423
Pool# 254985 5.00%, 11/01/2023	454,116	495,131
Pool# 255582 5.00%, 01/01/2025	2,362	2,576
Pool# 255627 5.00%, 02/01/2025	230,968	251,829
Pool# 255667 5.00%, 03/01/2025	3,184	3,472
Pool# 255713 4.50%, 04/01/2025	69,174	74,248
Pool# 255892 5.00%, 09/01/2025	397,838	433,770
Pool# AB1939 3.50%, 12/01/2025	1,409,619	1,471,579
Pool# AB2050 3.50%, 01/01/2026	594,997	620,680
Pool# 256170 5.00%, 03/01/2026	299,177	326,198
Pool# 256294 5.00%, 05/01/2026	1,260	1,374
Pool# AX5306 3.50%, 01/01/2027	434,672	452,746
Pool# 256639 5.00%, 02/01/2027	301,935	329,205
Pool# 256640 5.50%, 03/01/2027	22,443	24,810
Pool# 256676 5.50%, 04/01/2027	21,184	23,417
Pool# 256820 5.00%, 07/01/2027	185,558	202,317
Pool# AP7517 3.00%, 09/01/2027	1,209,004	1,245,812
Pool# 256896 5.50%, 09/01/2027	316,311	349,543
Pool# 257075 5.50%, 02/01/2028	358,459	399,379
Pool# 889278 5.50%, 04/01/2028	525,435	580,903
Pool# 257282 5.50%, 07/01/2028	102,166	112,954
Pool# 257367 5.50%, 09/01/2028	35,559	39,315
Pool# 257451 5.50%, 11/01/2028	7,836	8,659
Pool# 995477 5.50%, 01/01/2029	21,942	24,248
Pool# MA0082 5.00%, 05/01/2029	339,914	372,937
Pool# MA0097 5.00%, 06/01/2029	61,657	67,237
Pool# AL8062 5.50%, 06/01/2029	591,096	653,198
Pool# AS3118 3.00%, 08/01/2029	435,508	448,433
Pool# MA0295 5.00%, 01/01/2030	392,362	427,963
Pool# AX9538 3.00%, 02/01/2030	1,822,331	1,876,455
Pool# AS4466 3.00%, 02/01/2030	1,328,727	1,368,141
Pool# 932716 5.00%, 04/01/2030	12,173	13,272
Pool# AL7415 5.50%, 04/01/2030	97,426	107,673
Pool# MA0436 5.50%, 04/01/2030	38,751	42,848
Pool# AY4218 3.00%, 05/01/2030	1,274,645	1,312,462
Pool# AL6763 3.00%, 05/01/2030	1,024,143	1,054,464
Pool# AS5240 3.00%, 06/01/2030	1,205,234	1,241,035
Pool# AZ0886 3.00%, 07/01/2030	1,017,806	1,048,027
Pool# AL6317 5.00%, 09/01/2030	432,852	471,947
Pool# 890710 3.00%, 02/01/2031	750,596	771,725
Pool# MA2596 3.00%, 04/01/2031	559,276	575,019
Pool# BM1177 3.00%, 12/01/2031	1,598,652	1,647,319
Pool# AS9505 3.00%, 04/01/2032	1,404,844	1,444,389
Pool# AS9520 3.50%, 04/01/2032	2,834,129	2,956,293
Pool# MA3060 3.00%, 07/01/2032	767,867	789,482
Pool# 676643 5.00%, 01/01/2033	81,736	89,650

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 720679 5.00%, 06/01/2033	$9,325	$10,275
Pool# 310100 5.00%, 08/01/2033	191,715	211,278
Pool# 738166 5.00%, 09/01/2033	2,966	3,267
Pool# 725027 5.00%, 11/01/2033	243,543	268,354
Pool# 745944 5.00%, 12/01/2033	71,872	79,188
Pool# 725422 5.00%, 04/01/2034	48,926	53,865
Pool# 985615 5.50%, 04/01/2034	171,778	192,225
Pool# 801596 5.50%, 10/01/2034	65,091	72,900
Pool# 794978 5.50%, 10/01/2034	46,198	51,741
Pool# AC2387 5.00%, 01/01/2035	7,282	7,966
Pool# 735141 5.50%, 01/01/2035	351,478	394,043
Pool# AD0308 5.00%, 03/01/2035	524,215	577,967
Pool# 735403 5.00%, 04/01/2035	373,020	410,985
Pool# 735382 5.00%, 04/01/2035	113,898	125,494
Pool# 255706 5.50%, 05/01/2035	2,632	2,925
Pool# 735581 5.00%, 06/01/2035	1,078,884	1,188,867
Pool# 735795 5.00%, 06/01/2035	698,088	769,163
Pool# 735578 5.00%, 06/01/2035	195,993	215,995
Pool# 826201 5.00%, 07/01/2035	35,414	38,994
Pool# 735667 5.00%, 07/01/2035	5,445	5,999
Pool# 310099 5.00%, 08/01/2035	1,332,652	1,468,238
Pool# 190360 5.00%, 08/01/2035	420,338	463,250
Pool# 825753 5.50%, 08/01/2035	19,446	21,762
Pool# 834657 5.50%, 08/01/2035	2,806	3,137
Pool# 836018 5.50%, 09/01/2035	1,287	1,440
Pool# 735893 5.00%, 10/01/2035	201,179	221,757
Pool# 835482 5.50%, 10/01/2035	15,903	17,790
Pool# 863626 5.50%, 12/01/2035	49,889	55,149
Pool# 745275 5.00%, 02/01/2036	187,782	206,941
Pool# 865972 5.50%, 03/01/2036	16,214	17,983
Pool# 891588 5.50%, 05/01/2036	52,000	57,989
Pool# 885808 5.50%, 06/01/2036	958	1,059
Pool# 885367 5.00%, 07/01/2036	1,662	1,818
Pool# 745826 6.00%, 07/01/2036	5,534	6,310
Pool# AI6495 5.00%, 09/01/2036	539,760	594,447
Pool# 897267 5.50%, 10/01/2036	22,771	25,237
Pool# 899215 6.00%, 10/01/2036	22,064	25,121
Pool# 310107 5.00%, 11/01/2036	77,779	85,715
Pool# 831922 5.50%, 11/01/2036	4,177	4,664
Pool# 903013 5.50%, 12/01/2036	52,541	58,640
Pool# 256513 5.50%, 12/01/2036	21,163	23,644
Pool# 920078 5.50%, 12/01/2036	8,092	9,018
Pool# 902752 5.50%, 12/01/2036	2,264	2,515
Pool# 906869 6.00%, 12/01/2036	85,159	95,787
Pool# 967685 5.50%, 01/01/2037	22,602	25,270
Pool# 888222 6.00%, 02/01/2037	16,024	18,271
Pool# 910242 5.00%, 03/01/2037	2,550	2,790
Pool# 914049 6.00%, 03/01/2037	79,819	90,792
Pool# 914752 5.50%, 04/01/2037	13,293	14,830
Pool# 918011 5.00%, 05/01/2037	72,635	79,429
Pool# 897640 5.50%, 05/01/2037	18,707	20,794
Pool# 917988 6.00%, 05/01/2037	20,063	22,578
Pool# 937788 5.00%, 06/01/2037	855	932
Pool# 899562 5.50%, 06/01/2037	13,530	15,066
Pool# 939984 6.00%, 06/01/2037	38,093	43,050
Pool# 915639 6.00%, 06/01/2037	21,208	23,855
Pool# 256822 5.00%, 07/01/2037	1,823	1,991
Pool# 938175 5.50%, 07/01/2037	6,165	6,862
Pool# 928483 6.00%, 07/01/2037	21,764	24,709
Pool# 942052 6.00%, 07/01/2037	14,699	16,592
Pool# 944526 6.00%, 07/01/2037	7,759	8,727
Pool# 899598 6.00%, 07/01/2037	4,127	4,670
Pool# AA0920 5.50%, 08/01/2037	1,082,755	1,209,029
Pool# 942290 5.50%, 08/01/2037	20,909	23,301
Pool# 945218 5.50%, 08/01/2037	5,277	5,836
Pool# 936895 6.00%, 08/01/2037	887	998
Pool# 888638 5.50%, 09/01/2037	30,489	34,037
Pool# 952277 5.50%, 09/01/2037	429	474
Pool# 952276 6.00%, 09/01/2037	95,282	107,824
Pool# 933131 5.50%, 10/01/2037	18,469	20,457
Pool# 943640 5.50%, 10/01/2037	1,498	1,666
Pool# 946923 6.00%, 10/01/2037	45,495	51,414

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 955770 6.00%, 10/01/2037	$5,471	$6,210
Pool# 960117 5.50%, 11/01/2037	501	557
Pool# 933166 6.00%, 11/01/2037	71,936	81,099
Pool# 959983 6.00%, 11/01/2037	30,887	34,898
Pool# 956411 6.00%, 11/01/2037	11,656	13,213
Pool# 977077 5.50%, 12/01/2037	82,452	92,378
Pool# 959454 5.50%, 12/01/2037	34,943	38,745
Pool# 967254 5.50%, 12/01/2037	27,675	30,591
Pool# 966419 6.00%, 12/01/2037	17,699	19,963
Pool# 929018 6.00%, 12/01/2037	13,555	15,300
Pool# 966664 5.50%, 01/01/2038	127,736	142,308
Pool# 961256 5.50%, 01/01/2038	29,631	33,006
Pool# 961311 5.50%, 01/01/2038	25,189	28,061
Pool# 961181 5.50%, 01/01/2038	10,760	11,984
Pool# 961348 6.00%, 01/01/2038	68,088	77,269
Pool# 965719 6.00%, 01/01/2038	9,310	10,503
Pool# 969776 5.50%, 02/01/2038	48,598	54,044
Pool# 972701 5.50%, 02/01/2038	19,751	21,971
Pool# 972404 5.50%, 02/01/2038	10,245	11,395
Pool# 960048 5.50%, 02/01/2038	1,121	1,239
Pool# 969757 5.50%, 02/01/2038	1,029	1,147
Pool# 962344 5.50%, 03/01/2038	271,251	301,839
Pool# 975186 5.50%, 03/01/2038	73,484	81,902
Pool# 973794 5.50%, 03/01/2038	50,534	56,098
Pool# 974674 5.50%, 03/01/2038	24,842	27,679
Pool# 961849 5.50%, 03/01/2038	19,224	21,281
Pool# 962371 5.50%, 03/01/2038	18,812	20,920
Pool# 973775 5.50%, 03/01/2038	10,478	11,579
Pool# 953613 5.50%, 03/01/2038	2,577	2,866
Pool# 961992 6.00%, 03/01/2038	64,306	73,064
Pool# 979504 5.00%, 04/01/2038	25,585	27,895
Pool# 974532 5.00%, 04/01/2038	14,378	15,702
Pool# 933777 5.50%, 04/01/2038	7,433	8,293
Pool# 973726 6.00%, 04/01/2038	78,313	88,530
Pool# 983284 5.50%, 05/01/2038	254,118	281,788
Pool# 975127 5.50%, 05/01/2038	158,055	175,686
Pool# 975049 5.50%, 05/01/2038	93,183	103,005
Pool# 995048 5.50%, 05/01/2038	63,379	70,797
Pool# 970232 5.50%, 05/01/2038	3,502	3,870
Pool# 969268 5.50%, 05/01/2038	1,973	2,181
Pool# 889579 6.00%, 05/01/2038	45,220	51,348
Pool# 889509 6.00%, 05/01/2038	31,418	35,712
Pool# 984000 5.00%, 06/01/2038	31,637	35,055
Pool# 889561 5.50%, 06/01/2038	423,018	471,173
Pool# 929594 5.50%, 06/01/2038	151,399	167,308
Pool# 963774 5.50%, 06/01/2038	76,579	85,135
Pool# 995018 5.50%, 06/01/2038	54,620	60,949
Pool# 985559 5.50%, 06/01/2038	52,699	58,559
Pool# 979984 5.50%, 06/01/2038	21,936	24,242
Pool# 985731 5.50%, 06/01/2038	13,264	14,753
Pool# 976213 5.50%, 06/01/2038	5,848	6,468
Pool# 986519 5.50%, 06/01/2038	3,594	3,989
Pool# 963958 5.50%, 06/01/2038	663	738
Pool# 929714 5.50%, 07/01/2038	222,559	247,518
Pool# 934333 5.50%, 07/01/2038	69,684	77,576
Pool# 963975 5.50%, 07/01/2038	45,949	51,100
Pool# 986999 5.50%, 07/01/2038	27,779	30,713
Pool# 934351 5.50%, 07/01/2038	12,311	13,685
Pool# 986245 5.50%, 07/01/2038	5,265	5,844
Pool# 929737 5.50%, 07/01/2038	1,366	1,518
Pool# 889962 5.50%, 08/01/2038	161,028	178,813
Pool# 929824 5.50%, 08/01/2038	30,438	33,838
Pool# 964970 5.50%, 08/01/2038	10,588	11,701
Pool# 975697 5.50%, 08/01/2038	7,128	7,895
Pool# 986062 5.50%, 08/01/2038	4,658	5,182
Pool# 983378 6.00%, 08/01/2038	23,595	26,733
Pool# 925973 6.00%, 08/01/2038	12,177	13,748
Pool# 889995 5.50%, 09/01/2038	209,081	233,113
Pool# 970818 5.50%, 09/01/2038	42,421	47,193
Pool# 986938 5.50%, 09/01/2038	5,553	6,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 970650 5.50%, 10/01/2038	$46,428	$51,417
Pool# 990786 5.50%, 10/01/2038	29,408	32,721
Pool# 930071 6.00%, 10/01/2038	171,215	192,584
Pool# 992035 6.00%, 10/01/2038	5,635	6,339
Pool# 991002 6.00%, 10/01/2038	2,329	2,620
Pool# 995759 5.50%, 11/01/2038	266,018	293,966
Pool# 994637 5.50%, 11/01/2038	199,162	221,376
Pool# 985805 5.50%, 11/01/2038	67,810	75,693
Pool# 934665 5.50%, 11/01/2038	34,949	38,620
Pool# 934645 5.50%, 11/01/2038	33,658	37,226
Pool# 987994 5.50%, 11/01/2038	25,053	27,788
Pool# 970809 5.50%, 11/01/2038	9,849	10,934
Pool# AB0131 5.00%, 12/01/2038	12,344	13,598
Pool# 930253 5.50%, 12/01/2038	71,170	79,291
Pool# 970929 5.50%, 12/01/2038	52,805	58,677
Pool# AA0694 5.50%, 12/01/2038	40,831	45,120
Pool# 992944 5.50%, 12/01/2038	37,948	41,935
Pool# AD0385 5.50%, 12/01/2038	22,328	24,835
Pool# 993055 5.50%, 12/01/2038	21,804	24,346
Pool# 991434 5.50%, 12/01/2038	19,513	21,718
Pool# 934249 5.50%, 12/01/2038	12,641	14,015
Pool# 992676 5.50%, 12/01/2038	10,892	12,037
Pool# 934231 5.00%, 01/01/2039	1,957	2,134
Pool# 993111 5.50%, 01/01/2039	19,006	21,003
Pool# 993100 5.50%, 01/01/2039	13,509	14,974
Pool# AA0187 5.50%, 01/01/2039	12,655	13,985
Pool# AA0729 5.50%, 02/01/2039	306,810	341,170
Pool# AA1638 5.50%, 02/01/2039	12,751	14,091
Pool# AD0306 5.50%, 03/01/2039	8,012	8,938
Pool# AA4463 4.50%, 04/01/2039	97,832	105,259
Pool# 935063 5.50%, 04/01/2039	75,899	84,104
Pool# 995845 5.50%, 04/01/2039	1,138	1,271
Pool# 995894 6.00%, 04/01/2039	176,158	199,719
Pool# 935075 6.00%, 04/01/2039	19,280	21,687
Pool# AB0733 4.50%, 06/01/2039	108,676	116,947
Pool# 995862 5.00%, 07/01/2039	53,453	58,449
Pool# AL0070 5.00%, 07/01/2039	45,350	49,522
Pool# AC0017 5.50%, 09/01/2039	11,741	13,013
Pool# AD0638 6.00%, 09/01/2039	59,620	67,836
Pool# AL2875 5.00%, 11/01/2039	206,696	226,696
Pool# 190399 5.50%, 11/01/2039	7,361	8,196
Pool# AD1656 4.50%, 03/01/2040	281,940	304,637
Pool# MA0389 5.50%, 04/01/2040	35,183	39,124
Pool# 190404 4.50%, 05/01/2040	130,634	141,212
Pool# AL0071 5.00%, 05/01/2040	111,449	121,638
Pool# AL0015 5.50%, 05/01/2040	463,275	515,963
Pool# AB1316 5.50%, 05/01/2040	101,661	112,979
Pool# AB1149 5.00%, 06/01/2040	148,114	161,802
Pool# AD6438 5.00%, 06/01/2040	9,077	9,914
Pool# AD7128 4.50%, 07/01/2040	9,501	10,280
Pool# AB1259 5.00%, 07/01/2040	517,784	565,568
Pool# AC9032 5.00%, 07/01/2040	5,205	5,680
Pool# AD6856 5.00%, 07/01/2040	4,371	4,772
Pool# AD8529 4.50%, 08/01/2040	982,516	1,063,521
Pool# AB1389 4.50%, 08/01/2040	563,739	610,145
Pool# AB1335 4.50%, 08/01/2040	221,714	240,052
Pool# AD5283 4.50%, 09/01/2040	32,837	35,538
Pool# AE0691 4.50%, 10/01/2040	82,845	89,493
Pool# AE5471 4.50%, 10/01/2040	7,806	8,448
Pool# AE2691 4.50%, 12/01/2040	2,071,866	2,242,880
Pool# AH3952 4.00%, 01/01/2041	3,188,624	3,371,645
Pool# AH1560 4.00%, 01/01/2041	441,517	467,054
Pool# AE0725 4.50%, 01/01/2041	117,202	126,896
Pool# AL0791 4.00%, 02/01/2041	591,722	630,702
Pool# AE0984 4.50%, 02/01/2041	25,009	27,077
Pool# AL5782 5.50%, 03/01/2041	426,340	476,955
Pool# AL0065 4.50%, 04/01/2041	923,346	999,429
Pool# AH9471 4.50%, 04/01/2041	586,003	631,503
Pool# AH4038 4.50%, 04/01/2041	556,724	604,024
Pool# AI0213 4.50%, 04/01/2041	242,036	261,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AI1193 4.50%, 04/01/2041	$103,976	$112,557
Pool# AI0706 5.00%, 04/01/2041	91,811	100,237
Pool# AI2468 4.50%, 05/01/2041	909,843	985,113
Pool# AI4211 4.50%, 06/01/2041	484,778	524,260
Pool# AI3506 4.50%, 06/01/2041	37,699	40,910
Pool# AI8194 4.50%, 08/01/2041	656,691	710,075
Pool# 890603 5.00%, 08/01/2041	17,547	19,210
Pool# AB3505 4.00%, 09/01/2041	1,824,921	1,944,477
Pool# AJ1416 4.50%, 09/01/2041	722,169	781,573
Pool# AJ1414 4.50%, 09/01/2041	349,196	377,035
Pool# AL1319 4.50%, 10/01/2041	168,279	181,964
Pool# AJ5269 4.00%, 11/01/2041	2,738,541	2,895,610
Pool# AL1547 4.50%, 11/01/2041	123,599	133,593
Pool# AJ9278 3.50%, 12/01/2041	935,255	968,561
Pool# AB4102 3.50%, 12/01/2041	354,785	367,420
Pool# AJ7686 4.00%, 12/01/2041	3,684,074	3,925,142
Pool# AX5302 4.00%, 01/01/2042	790,419	835,717
Pool# AL1354 4.50%, 01/01/2042	1,364,535	1,471,014
Pool# AL4300 4.50%, 01/01/2042	403,368	436,620
Pool# AK2818 4.50%, 01/01/2042	371,759	401,133
Pool# AK2415 4.00%, 02/01/2042	909,368	961,638
Pool# AJ6790 4.50%, 02/01/2042	174,393	187,207
Pool# AK4520 4.00%, 03/01/2042	408,759	432,211
Pool# AK6743 4.00%, 03/01/2042	164,619	174,074
Pool# AK6568 3.50%, 04/01/2042	1,430,696	1,481,737
Pool# AK6846 3.50%, 04/01/2042	972,240	1,006,891
Pool# AK9393 3.50%, 04/01/2042	842,354	872,404
Pool# AL4029 4.50%, 04/01/2042	378,312	409,416
Pool# AP7363 4.00%, 10/01/2042	3,222,248	3,405,968
Pool# AB7733 3.00%, 01/01/2043	995,465	1,004,223
Pool# AL3714 3.50%, 01/01/2043	1,449,513	1,500,174
Pool# AQ9328 3.50%, 01/01/2043	260,183	269,547
Pool# AB8931 3.00%, 04/01/2043	1,451,603	1,464,308
Pool# AB9046 3.50%, 04/01/2043	1,497,091	1,552,716
Pool# AT2021 3.50%, 04/01/2043	1,225,211	1,268,708
Pool# AT1001 3.50%, 04/01/2043	705,679	732,132
Pool# AT5993 3.00%, 05/01/2043	1,489,678	1,502,798
Pool# AB9374 3.50%, 05/01/2043	678,459	704,281
Pool# AT7207 3.50%, 06/01/2043	1,985,804	2,051,428
Pool# AS0044 3.00%, 07/01/2043	861,474	868,832
Pool# AB9864 3.50%, 07/01/2043	552,746	573,190
Pool# AU3735 3.00%, 08/01/2043	1,786,532	1,801,880
Pool# AU3195 3.00%, 08/01/2043	372,295	375,497
Pool# AS0331 3.00%, 08/01/2043	358,013	361,092
Pool# AS0212 3.50%, 08/01/2043	2,336,992	2,420,796
Pool# AS0210 3.50%, 08/01/2043	1,638,745	1,699,638
Pool# AU0949 3.50%, 08/01/2043	1,210,170	1,257,900
Pool# AU3742 3.50%, 08/01/2043	947,900	982,019
Pool# AS0225 4.00%, 08/01/2043	3,206,471	3,402,125
Pool# AU0993 4.50%, 08/01/2043	127,302	136,658
Pool# AS0516 3.00%, 09/01/2043	835,311	842,401
Pool# AU6857 4.00%, 09/01/2043	1,131,740	1,205,115
Pool# AS0531 4.00%, 09/01/2043	743,422	791,123
Pool# AS0358 4.00%, 09/01/2043	572,410	609,139
Pool# MA1600 3.50%, 10/01/2043	1,610,265	1,663,427
Pool# AS0657 4.00%, 10/01/2043	944,092	996,325
Pool# AU4386 4.00%, 10/01/2043	426,723	452,761
Pool# AU9522 4.50%, 10/01/2043	307,294	330,036
Pool# AU6939 4.50%, 10/01/2043	290,838	312,722
Pool# AU5057 4.00%, 11/01/2043	772,022	814,181
Pool# AS1042 4.00%, 11/01/2043	274,645	291,404
Pool# AV0691 4.00%, 12/01/2043	312,013	332,019
Pool# AV0664 4.50%, 12/01/2043	1,301,737	1,400,161
Pool# AS1559 4.00%, 01/01/2044	1,839,005	1,950,637
Pool# AL5946 5.00%, 01/01/2044	1,138,741	1,244,780
Pool# AS1764 4.00%, 02/01/2044	366,408	390,578
Pool# AW1847 4.50%, 04/01/2044	150,321	161,514
Pool# AS2322 4.50%, 04/01/2044	30,733	33,033
Pool# AS2276 4.50%, 04/01/2044	20,071	21,584
Pool# MA1926 4.50%, 06/01/2044	879,364	948,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AW2478 4.50%, 06/01/2044	$452,464	$486,712
Pool# AW9189 4.50%, 07/01/2044	470,961	506,416
Pool# AL6223 4.50%, 08/01/2044	3,102,103	3,335,640
Pool# AX2491 4.00%, 10/01/2044	924,561	974,403
Pool# AS3656 4.50%, 10/01/2044	66,964	71,975
Pool# AL6432 4.00%, 01/01/2045	2,274,850	2,397,703
Pool# MA2145 4.00%, 01/01/2045	1,240,193	1,308,209
Pool# AY4205 3.00%, 05/01/2045	742,200	746,434
Pool# AS5175 3.50%, 06/01/2045	1,821,295	1,886,627
Pool# AL9578 4.00%, 06/01/2045	1,407,949	1,488,676
Pool# AZ0862 3.50%, 07/01/2045	1,219,016	1,257,598
Pool# AZ0869 4.00%, 07/01/2045	1,361,745	1,434,787
Pool# MA2415 4.00%, 10/01/2045	1,841,273	1,939,417
Pool# AS6400 4.00%, 12/01/2045	1,464,802	1,542,918
Pool# AS6464 3.50%, 01/01/2046	1,525,200	1,579,952
Pool# BC1105 3.50%, 02/01/2046	1,843,587	1,901,938
Pool# BC2733 3.00%, 05/01/2046	2,258,204	2,267,218
Pool# AS7248 4.00%, 05/01/2046	1,275,066	1,343,136
Pool# BC9420 4.50%, 05/01/2046	82,873	90,106
Pool# AS7343 3.00%, 06/01/2046	1,913,606	1,921,245
Pool# AS7375 3.00%, 06/01/2046	1,688,759	1,695,501
Pool# AS7558 4.00%, 07/01/2046	1,585,715	1,671,788
Pool# AS7801 3.50%, 08/01/2046	1,027,030	1,059,536
Pool# AS8072 3.00%, 10/01/2046	3,342,352	3,355,694
Pool# AS8186 3.00%, 10/01/2046	1,890,532	1,898,078
Pool# BE0991 3.00%, 10/01/2046	1,487,344	1,493,281
Pool# AS8143 4.00%, 10/01/2046	2,839,101	2,990,968
Pool# AS8144 4.00%, 10/01/2046	1,078,683	1,136,383
Pool# AS8157 4.50%, 10/01/2046	237,079	254,631
Pool# AS8414 3.00%, 11/01/2046	2,875,219	2,886,697
Pool# BC9003 3.00%, 11/01/2046	2,584,973	2,595,291
Pool# BE5069 3.00%, 11/01/2046	2,343,522	2,354,971
Pool# MA2825 4.50%, 11/01/2046	437,512	469,849
Pool# BE4629 3.00%, 12/01/2046	2,382,565	2,392,075
Pool# MA2833 3.00%, 12/01/2046	1,910,634	1,918,261
Pool# MA2836 4.50%, 12/01/2046	905,592	972,524
Pool# MA2863 3.00%, 01/01/2047	152,220	152,828
Pool# AS8659 4.00%, 01/01/2047	3,512,538	3,700,438
Pool# AS8699 4.00%, 01/01/2047	928,146	977,697
Pool# MA2872 4.50%, 01/01/2047	1,117,938	1,200,475
Pool# MA2895 3.00%, 02/01/2047	2,047,388	2,055,561
Pool# BE5475 3.50%, 02/01/2047	2,455,322	2,533,034
Pool# AS8807 3.50%, 02/01/2047	279,974	288,835
Pool# MA2959 3.50%, 04/01/2047	5,289,288	5,456,697
Pool# BH0887 4.00%, 04/01/2047	2,076,058	2,186,599
Pool# BE3619 4.00%, 05/01/2047	3,151,309	3,319,552
Pool# MA3008 4.50%, 05/01/2047	735,828	790,081
Pool# AS9829 3.50%, 06/01/2047	1,777,096	1,833,342
Pool# MA3027 4.00%, 06/01/2047	2,002,482	2,109,395
Pool# AS9831 4.00%, 06/01/2047	1,863,518	1,962,647
Pool# MA3057 3.50%, 07/01/2047	3,552,267	3,664,698
Pool# MA3058 4.00%, 07/01/2047	1,926,889	2,029,765
Pool# MA3088 4.00%, 08/01/2047	1,981,253	2,087,032
FNMA TBA 3.00%, 10/25/2032	2,290,000	2,352,975
3.50%, 10/25/2047	19,670,000	20,277,772
4.00%, 10/25/2047	27,535,000	28,991,343
GNMA I Pool
Pool# 618988 6.00%, 06/15/2034	11,652	13,133
Pool# 689575 6.50%, 07/15/2038	10,248	11,366
GNMA II Pool
Pool# MA0699 3.50%, 01/20/2043	1,558,987	1,629,421
Pool# MA0783 3.50%, 02/20/2043	1,919,965	2,006,711
Pool# MA2679 4.00%, 03/20/2045	36,756	38,981
Pool# MA2892 3.50%, 06/20/2045	149,557	155,716
Pool# MA3035 4.00%, 08/20/2045	81,960	86,775
Pool# MA3106 4.00%, 09/20/2045	2,214,857	2,344,968
Pool# MA3245 4.00%, 11/20/2045	2,270,655	2,407,868
Pool# MA3803 3.50%, 07/20/2046	873,170	908,744
Pool# MA4322 4.00%, 03/20/2047	661,513	698,378
Pool# MA4510 3.50%, 06/20/2047	3,023,086	3,146,250
Pool# MA4511 4.00%, 06/20/2047	2,396,973	2,533,281
Pool# MA4586 3.50%, 07/20/2047	2,492,660	2,594,214

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA4587 4.00%, 07/20/2047	$2,884,832	$3,049,429
Pool# MA4652 3.50%, 08/20/2047	2,993,886	3,115,860
GNMA II TBA 3.50%, 10/15/2047	21,190,000	22,024,356
4.00%, 10/15/2047	7,795,000	8,208,805
4.50%, 10/15/2047	6,320,000	6,736,725

Total Mortgage-Backed Securities (cost $535,206,837)		537,333,201

Municipal Bond 0.2%

	Principal Amount	Value
California 0.2%
State of California, GO, 7.55%, 04/01/2039	2,890,000	4,444,242

Total Municipal Bond (cost $4,606,096)		4,444,242

Supranational 0.4%

	Principal Amount	Value
International Bank for Reconstruction & Development, 1.00%, 11/15/2017	7,750,000	7,748,822

Total Supranational (cost $7,749,746)		7,748,822

U.S. Government Agency Securities 5.2%

	Principal Amount	Value
FHLB 0.63%, 10/26/2017	10,500,000	10,497,197
1.00%, 12/12/2017	25,000,000	24,997,100
0.00%, 01/03/2018(j)	27,000,000	26,924,670
5.50%, 07/15/2036	10,580,000	14,317,734
FNMA, 1.60%, 12/24/2020	4,690,000	4,655,679
Resolution Funding Corp. STRIPS, 0.00%, 04/15/2030(j)	10,693,000	7,402,434
Tennessee Valley Authority 7.13%, 05/01/2030	300,000	435,185
5.88%, 04/01/2036	1,214,000	1,677,248
5.25%, 09/15/2039	3,540,000	4,642,126

Total U.S. Government Agency Securities (cost $95,409,445)		95,549,373

U.S. Treasury Obligations 22.9%

	Principal Amount	Value
U.S. Treasury Bonds 5.50%, 08/15/2028	23,055,000	30,041,746
4.50%, 02/15/2036	9,840,000	12,657,084
3.88%, 08/15/2040	56,910,000	67,669,547
U.S. Treasury Inflation Linked Bonds 2.00%, 01/15/2026(k)	39,575,000	54,891,531
2.50%, 01/15/2029(k)	11,360,000	15,634,948
3.88%, 04/15/2029(k)	27,560,000	55,821,007
U.S. Treasury Inflation Linked Notes 0.25%, 01/15/2025(k)	35,315,000	36,135,651
U.S. Treasury Notes 1.50%, 08/31/2018	27,720,000	27,753,567
1.38%, 12/31/2018	5,150,000	5,148,189
3.63%, 08/15/2019	8,660,000	9,005,385
1.38%, 04/30/2020	39,210,000	39,013,950
2.13%, 12/31/2021	21,795,000	22,041,045
1.50%, 02/28/2023	7,015,000	6,835,789
2.75%, 02/15/2024	20,385,000	21,171,734
1.63%, 02/15/2026	19,380,000	18,426,141

Total U.S. Treasury Obligations (cost $421,929,639)		422,247,314

Short-Term Investments 0.6%

	Shares	Value
Money Market Fund 0.2%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.21%(l)	3,420,329	3,421,697

	Principal Amount	Value
U.S. Treasury Obligation 0.4%
U.S. Treasury Bills, 1.17%, 05/24/2018(j)(m)	$8,250,000	8,186,521

Total Short-Term Investments (cost $11,609,348)		11,608,218

Repurchase Agreements 1.4%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc. 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $17,698,326, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $18,050,683.(n)	17,696,748	17,696,748
Natixis New York Branch 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $3,000,268, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $3,060,277.(n)	3,000,000	3,000,000
RBS Securities, Inc. 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $5,001,021, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $5,100,020.(n)	5,000,000	5,000,000

Total Repurchase Agreements (cost $25,696,748)		25,696,748

Total Investments (cost $1,977,602,055) — 108.3%		2,000,016,345
Liabilities in excess of other assets — (8.3)%		(154,028,260)

NET ASSETS — 100.0%		$1,845,988,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $134,048,093 which represents 7.26% of net assets.
(c)	PIK—Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.
(e)	Value determined using significant unobservable inputs.
(f)	Illiquid security.
(g)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $24,666,414, which was collateralized by cash used to purchase a repurchase agreement with a value of $25,696,748.
(h)	Fair valued security.
(i)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2017.
(j)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(k)	Principal amounts are not adjusted for inflation.
(l)	Represents 7-day effective yield as of September 30, 2017.
(m)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(n)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $25,696,748.
†	Amount rounds to less than 0.1%.

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	410	12/2017	CAD	44,458,425	(344,075)
Euro-BTP	393	12/2017	EUR	62,687,125	(2,556)
Foreign Exchange MXN/USD	324	12/2017	USD	8,788,500	(181,129)
Foreign Exchange NZD/USD	23	12/2017	USD	1,658,760	14,103
U.S. Treasury 10 Year Note	904	12/2017	USD	113,282,500	(1,259,923)
U.S. Treasury 10 Year Ultra Note	24	12/2017	USD	3,223,875	(44,211)
U.S. Treasury 5 Year Note	354	12/2017	USD	41,595,000	(259,424)

					(2,077,215)

Short Contracts
Euro-Bobl	(124)	12/2017	EUR	(19,225,164)	9,923
Euro-Bund	(929)	12/2017	EUR	(176,786,581)	553,493
Euro-Buxl	(148)	12/2017	EUR	(28,557,635)	378,514
Foreign Exchange EUR/USD	(129)	12/2017	USD	(19,131,506)	71,142
Foreign Exchange ZAR/USD	(167)	12/2017	USD	(6,080,887)	225,093
Long Gilt	(122)	12/2017	GBP	(20,251,902)	455,436
U.S. Treasury Long Bond	(142)	12/2017	USD	(21,699,375)	300,362
U.S. Treasury Ultra Bond	(184)	12/2017	USD	(30,383,000)	400,884
USD 10 Year Interest Rate Swap	(197)	12/2017	USD	(19,983,188)	294,356

					2,689,203

					611,988

Currency:

CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$150,095,084	$—	$150,095,084
Collateralized Mortgage Obligations	—	22,219,843	—	22,219,843
Commercial Mortgage-Backed Securities	—	65,374,455	—	65,374,455
Corporate Bonds
Aerospace & Defense	—	4,950,316	—	4,950,316
Auto Components	—	802,835	—	802,835
Automobiles	—	3,842,882	—	3,842,882
Banks	—	105,092,935	—	105,092,935
Beverages	—	2,818,271	—	2,818,271
Biotechnology	—	14,577,675	—	14,577,675
Building Products	—	284,946	—	284,946
Capital Markets	—	48,067,427	—	48,067,427
Chemicals	—	17,519,142	—	17,519,142
Commercial Services & Supplies	—	2,687,390	—	2,687,390
Communications Equipment	—	520,444	—	520,444
Construction & Engineering	—	202,480	—	202,480
Consumer Finance	—	19,868,838	—	19,868,838
Containers & Packaging	—	2,403,912	—	2,403,912
Diversified Consumer Services	—	701,419	—	701,419
Diversified Financial Services	—	2,971,224	—	2,971,224
Diversified Telecommunication Services	—	65,804,115	—	65,804,115
Electric Utilities	—	16,500,381	—	16,500,381
Electronic Equipment, Instruments & Components	—	424,929	—	424,929
Energy Equipment & Services	—	574,951	—	574,951
Equity Real Estate Investment Trusts (REITs)	—	21,303,152	—	21,303,152
Food & Staples Retailing	—	1,357,835	—	1,357,835
Food Products	—	773,540	—	773,540
Gas Utilities	—	507,650	—	507,650
Health Care Equipment & Supplies	—	15,273,109	—	15,273,109
Health Care Providers & Services	—	5,914,982	—	5,914,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds (Continued)
Health Care Technology	$—	$196,100	$—	$196,100
Hotels, Restaurants & Leisure	—	5,498,328	—	5,498,328
Household Durables	—	2,748,251	—	2,748,251
Household Products	—	233,250	—	233,250
Independent Power and Renewable Electricity Producers	—	4,532,440	—	4,532,440
Internet & Direct Marketing Retail	—	789,625	—	789,625
Internet Software & Services	—	1,165,422	—	1,165,422
IT Services	—	1,181,097	—	1,181,097
Machinery	—	966,597	—	966,597
Media	—	61,032,176	—	61,032,176
Metals & Mining	—	12,315,846	—	12,315,846
Multiline Retail	—	469,159	—	469,159
Oil, Gas & Consumable Fuels	—	53,859,408	—	53,859,408
Personal Products	—	508,787	—	508,787
Pharmaceuticals	—	18,632,561	—	18,632,561
Professional Services	—	790,569	—	790,569
Real Estate Management & Development	—	97,494	—	97,494
Road & Rail	—	2,362,087	—	2,362,087
Semiconductors & Semiconductor Equipment	—	15,583,301	—	15,583,301
Software	—	5,622,305	—	5,622,305
Specialty Retail	—	135,238	—	135,238
Technology Hardware, Storage & Peripherals	—	50,128,898	—	50,128,898
Textiles, Apparel & Luxury Goods	—	140,231	—	140,231
Tobacco	—	10,747,579	—	10,747,579
Trading Companies & Distributors	—	1,642,362	—	1,642,362
Wireless Telecommunication Services	—	3,165,962	—	3,165,962

Total Corporate Bonds	—	610,291,853	—	610,291,853

Foreign Government Securities	$—	$47,407,192	$—	$47,407,192
Futures Contracts	2,703,306	—	—	2,703,306
Mortgage-Backed Securities	—	537,333,201	—	537,333,201
Municipal Bond	—	4,444,242	—	4,444,242
Repurchase Agreements	—	25,696,748	—	25,696,748
Short-Term Investments	3,421,697	8,186,521	—	11,608,218
Supranational	—	7,748,822	—	7,748,822
U.S. Government Agency Securities	—	95,549,373	—	95,549,373
U.S. Treasury Obligations	—	422,247,314	—	422,247,314

Total Assets	$6,125,003	$1,996,594,648	$—	$2,002,719,651

Liabilities:
Futures Contracts	$(2,091,318)	$—	$—	$(2,091,318)

Total Liabilities	$(2,091,318)	$—	$—	$(2,091,318)

Total	$4,033,685	$1,996,594,648	$—	$2,000,628,333

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2017, the Fund held one Corporate Bond investment that was categorized as a Level 3 investment which was valued at $0.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Core Plus Bond Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$2,703,306

Total		$2,703,306

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(2,091,318)

Total		$(2,091,318)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 97.0%

	Shares	Value
ARGENTINA 0.4%
Banks 0.4%
Grupo Supervielle SA, ADR	30,300	$748,107

AUSTRALIA 0.6%
Metals & Mining 0.4%
Syrah Resources Ltd. *	287,901	777,535

Oil, Gas & Consumable Fuels 0.2%
Karoon Gas Australia Ltd. *	340,942	344,491

		1,122,026

BRAZIL 7.4%
Airlines 0.8%
Azul SA, ADR *	58,269	1,599,484

Banks 3.0%
Banco Bradesco SA (Preference) *	137,919	1,526,313
Banco do Brasil SA *	263,973	2,908,816
Itau Unibanco Holding SA, ADR	98,170	1,344,929

		5,780,058

Chemicals 0.6%
Braskem SA (Preference), Class A	90,335	1,210,209

Diversified Telecommunication Services 1.2%
Telefonica Brasil SA, ADR	82,000	1,298,880
Telefonica Brasil SA (Preference)	61,260	976,206

		2,275,086

Hotels, Restaurants & Leisure 0.5%
CVC Brasil Operadora e Agencia de Viagens SA	69,556	899,332

Independent Power and Renewable Electricity Producers 0.4%
AES Tiete SA	167,700	755,064

Metals & Mining 0.4%
Vale SA *	75,378	758,504

Transportation Infrastructure 0.5%
CCR SA	178,600	998,692

		14,276,429

CHILE 0.5%
Electric Utilities 0.5%
Enel Americas SA	5,106,730	1,045,601

CHINA 25.9%
Auto Components 0.7%
Minth Group Ltd.	245,116	1,286,549

Banks 3.4%
China Construction Bank Corp., Class H	2,382,706	1,985,337
China Merchants Bank Co. Ltd., Class H	216,832	765,028
Industrial & Commercial Bank of China Ltd., Class H	4,973,000	3,714,971

		6,465,336

Diversified Consumer Services 0.7%
New Oriental Education & Technology Group, Inc., ADR	14,736	1,300,599

Electrical Equipment 0.5%
Zhuzhou CRRC Times Electric Co. Ltd., Class H	158,905	891,367

Food Products 0.5%
Dali Foods Group Co. Ltd. Reg. S(a)	1,471,386	1,055,248

Hotels, Restaurants & Leisure 0.6%
China Lodging Group Ltd., ADR *	9,503	1,129,146

Independent Power and Renewable Electricity Producers 0.3%
Huaneng Power International, Inc., Class H	880,086	543,134

Insurance 2.5%
China Life Insurance Co. Ltd., Class H	218,695	654,815
PICC Property & Casualty Co. Ltd., Class H	602,000	1,065,557
Ping An Insurance Group Co. of China Ltd., Class H	404,713	3,122,696

		4,843,068

Internet & Direct Marketing Retail 2.5%
Ctrip.com International Ltd., ADR *	25,981	1,370,238
JD.com, Inc., ADR *	64,767	2,474,099
Vipshop Holdings Ltd., ADR *	107,677	946,481

		4,790,818

Internet Software & Services 11.9%
Alibaba Group Holding Ltd., ADR *	50,667	8,750,698
Baidu, Inc., ADR *	11,762	2,913,330
NetEase, Inc., ADR	3,900	1,028,859
Tencent Holdings Ltd.	241,433	10,437,666

		23,130,553

Life Sciences Tools & Services 0.1%
Wuxi Biologics Cayman, Inc. Reg. S *(a)	41,000	207,488

Machinery 0.6%
Haitian International Holdings Ltd.	398,233	1,147,963

Real Estate Management & Development 0.4%
China Resources Land Ltd.	279,777	858,929

Textiles, Apparel & Luxury Goods 0.5%
ANTA Sports Products Ltd.	237,930	998,134

Wireless Telecommunication Services 0.7%
China Mobile Ltd.	134,426	1,359,858

		50,008,190

COLOMBIA 0.9%
Banks 0.5%
Bancolombia SA, ADR	20,500	938,695

Oil, Gas & Consumable Fuels 0.4%
Ecopetrol SA, ADR	90,600	859,794

		1,798,489

CYPRUS 0.7%
Road & Rail 0.7%
Globaltrans Investment plc, GDR Reg. S	137,470	1,286,746

GEORGIA 0.5%
Banks 0.5%
BGEO Group plc	20,768	907,314

HONG KONG 0.5%
Household Durables 0.5%
Techtronic Industries Co. Ltd.	183,000	978,643

HUNGARY 1.2%
Banks 0.6%
OTP Bank plc	29,802	1,118,313

Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil & Gas plc	106,296	1,209,159

		2,327,472

INDIA 8.2%
Auto Components 0.5%
Motherson Sumi Systems Ltd.	189,168	974,629

Automobiles 1.1%
Maruti Suzuki India Ltd.	10,122	1,238,163
Tata Motors Ltd., ADR *	27,500	859,925

		2,098,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Value
INDIA (continued)
Banks 1.7%
Axis Bank Ltd.	94,833	$740,737
HDFC Bank Ltd., ADR	27,300	2,630,900

		3,371,637

Chemicals 0.5%
UPL Ltd.	74,343	887,382

Communications Equipment 0.4%
Tejas Networks Ltd. Reg. S *(a)	148,349	675,189

Construction & Engineering 1.1%
IRB Infrastructure Developers Ltd.	102,004	333,057
Larsen & Toubro Ltd.	65,682	1,149,015
Voltas Ltd.	104,041	807,153

		2,289,225

Diversified Financial Services 0.4%
Power Finance Corp. Ltd.	365,389	684,705

Electrical Equipment 0.3%
Bharat Heavy Electricals Ltd.	274,034	353,321
Bharat Heavy Electricals Ltd. *(b)	137,017	176,096

		529,417

IT Services 0.3%
Tech Mahindra Ltd.	88,476	620,302

Metals & Mining 1.0%
Hindalco Industries Ltd.	250,670	926,370
Hindustan Zinc Ltd.	227,350	1,030,013

		1,956,383

Oil, Gas & Consumable Fuels 0.4%
Coal India Ltd.	176,151	730,662

Tobacco 0.5%
ITC Ltd.	241,350	954,724

		15,772,343

INDONESIA 2.2%
Banks 0.6%
Bank Mandiri Persero Tbk. PT	2,298,700	1,150,054

Diversified Telecommunication Services 0.5%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	27,660	948,738

Media 0.2%
Media Nusantara Citra Tbk. PT	3,847,964	376,989

Oil, Gas & Consumable Fuels 0.4%
United Tractors Tbk. PT	332,296	789,905

Trading Companies & Distributors 0.5%
AKR Corporindo Tbk. PT	1,899,339	1,003,365

		4,269,051

LUXEMBOURG 1.0%
Energy Equipment & Services 0.3%
Tenaris SA, ADR	20,000	566,200

Metals & Mining 0.7%
Ternium SA, ADR	45,100	1,394,943

		1,961,143

MEXICO 3.3%
Banks 0.5%
Grupo Financiero Banorte SAB de CV, Class O	142,900	985,469

Beverages 1.1%
Arca Continental SAB de CV	110,725	756,894
Fomento Economico Mexicano SAB de CV	141,029	1,347,868

		2,104,762

Consumer Finance 0.5%
Unifin Financiera SAB de CV SOFOM ENR	263,021	885,692

Equity Real Estate Investment Trusts (REITs) 0.4%
PLA Administradora Industrial S de RL de CV *	444,391	766,276

Food Products 0.5%
Gruma SAB de CV, Class B	69,960	1,022,814

Transportation Infrastructure 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	6,300	645,939

		6,410,952

PANAMA 0.6%
Airlines 0.6%
Copa Holdings SA, Class A	8,772	1,092,377

PERU 1.4%
Banks 1.4%
Credicorp Ltd.	13,106	2,686,992

PHILIPPINES 0.8%
Banks 0.5%
BDO Unibank, Inc.	362,685	933,022

Diversified Financial Services 0.3%
GT Capital Holdings, Inc.	25,310	578,737

		1,511,759

PORTUGAL 0.5%
Oil, Gas & Consumable Fuels 0.5%
Galp Energia SGPS SA	55,599	986,054

RUSSIA 5.3%
Banks 2.2%
Sberbank of Russia PJSC, ADR	282,160	4,025,184

Internet Software & Services 0.6%
Mail.Ru Group Ltd., GDR Reg. S *	37,118	1,224,608

Metals & Mining 0.9%
MMC Norilsk Nickel PJSC, ADR	46,625	801,950
Severstal PJSC, GDR Reg. S	64,700	966,641

		1,768,591

Oil, Gas & Consumable Fuels 1.6%
LUKOIL PJSC, ADR	44,325	2,350,555
Rosneft Oil Co. PJSC	148,790	824,471

		3,175,026

		10,193,409

SOUTH AFRICA 5.0%
Chemicals 0.3%
Sasol Ltd.	24,287	666,508

Diversified Financial Services 1.0%
FirstRand Ltd.	513,843	1,977,685

Industrial Conglomerates 0.4%
Bidvest Group Ltd. (The)	59,466	758,992

Media 2.0%
Naspers Ltd., Class N	16,863	3,681,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Value
SOUTH AFRICA (continued)
Multiline Retail 0.2%
Woolworths Holdings Ltd.	78,351	$346,883

Paper & Forest Products 0.6%
Mondi plc	43,665	1,174,144

Wireless Telecommunication Services 0.5%
Vodacom Group Ltd.	78,027	929,300

		9,534,568

SOUTH KOREA 14.6%
Auto Components 1.0%
Nexen Tire Corp.	61,082	706,910
S&T Motiv Co. Ltd.	10,825	454,298
Woory Industrial Co. Ltd.	26,250	853,300

		2,014,508

Banks 0.5%
Woori Bank	57,082	889,083

Chemicals 0.7%
LG Chem Ltd. (Preference)	3,441	763,838
Lotte Chemical Corp.	2,016	666,989

		1,430,827

Construction & Engineering 0.3%
Samsung Engineering Co. Ltd. *	58,051	557,885

Diversified Telecommunication Services 0.4%
KT Corp., ADR	59,078	819,412

Electronic Equipment, Instruments & Components 0.5%
Samsung SDI Co. Ltd.	5,785	1,007,292

Household Durables 0.4%
Coway Co. Ltd.	8,971	736,405

Insurance 0.9%
Dongbu Insurance Co. Ltd.	14,319	913,664
ING Life Insurance Korea Ltd. Reg. S(a)	21,413	888,226

		1,801,890

Media 0.3%
Innocean Worldwide, Inc.	9,936	580,498

Metals & Mining 0.9%
Korea Zinc Co. Ltd.	1,780	769,560
POSCO	3,340	925,601

		1,695,161

Semiconductors & Semiconductor Equipment 1.9%
SK Hynix, Inc.	47,632	3,459,011

Software 0.5%
NCSoft Corp.	2,466	1,003,124

Technology Hardware, Storage & Peripherals 6.1%
Samsung Electronics Co. Ltd.	4,386	9,858,448
Samsung Electronics Co. Ltd. (Preference)	963	1,739,454

		11,597,902

Tobacco 0.2%
KT&G Corp.	4,822	444,123

		28,037,121

TAIWAN 10.6%
Auto Components 0.4%
Cub Elecparts, Inc. *	61,223	720,205

Communications Equipment 0.3%
Wistron NeWeb Corp.	197,700	568,795

Electronic Equipment, Instruments & Components 2.5%
Hon Hai Precision Industry Co. Ltd.	799,375	2,778,677
Largan Precision Co. Ltd.	11,000	1,949,506

		4,728,183

Food & Staples Retailing 0.4%
President Chain Store Corp.	86,957	733,640

Semiconductors & Semiconductor Equipment 6.0%
Advanced Semiconductor Engineering, Inc., ADR	118,600	732,948
Macronix International *	562,474	862,200
Silicon Motion Technology Corp., ADR(c)	17,470	839,084
Taiwan Semiconductor Manufacturing Co. Ltd.	608,806	4,378,611
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	125,900	4,727,546

		11,540,389

Technology Hardware, Storage & Peripherals 0.6%
Chicony Electronics Co. Ltd.	323,776	769,723
Pegatron Corp.	177,752	462,647

		1,232,370

Wireless Telecommunication Services 0.4%
Far EasTone Telecommunications Co. Ltd.	350,000	832,236

		20,355,818

THAILAND 1.6%
Banks 1.0%
Bangkok Bank PCL	92,700	518,507
Kasikornbank PCL, NVDR	121,552	755,744
Kasikornbank PCL	106,200	660,294

		1,934,545

Wireless Telecommunication Services 0.6%
Advanced Info Service PCL	189,334	1,084,529

		3,019,074

TURKEY 2.1%
Automobiles 0.5%
Tofas Turk Otomobil Fabrikasi A/S	105,821	917,319

Beverages 0.3%
Anadolu Efes Biracilik ve Malt Sanayii A/S	94,830	556,817

Household Durables 0.3%
Arcelik A/S	88,106	562,160

Industrial Conglomerates 0.3%
KOC Holding A/S	109,219	501,418

Oil, Gas & Consumable Fuels 0.4%
Tupras Turkiye Petrol Rafinerileri A/S	26,893	919,549

Textiles, Apparel & Luxury Goods 0.3%
Mavi Giyim Sanayi Ve Ticaret A/S, Class B Reg. S *(a)	34,908	509,550

		3,966,813

UNITED ARAB EMIRATES 0.3%
Real Estate Management & Development 0.3%
Emaar Properties PJSC	280,978	649,697

UNITED KINGDOM 0.6%
Personal Products 0.6%
Unilever NV, NYRS	19,900	1,174,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES 0.3%
IT Services 0.3%
Luxoft Holding, Inc. *	10,485	$501,183

Total Common Stocks (cost $140,302,381)		186,622,267

Rights 0.0%†

	Number of Rights	Value
AUSTRALIA 0.0%†
Metals & Mining 0.0%†
Syrah Resources Ltd., expiring at an exercise price of $1.00 on 10/05/2017*(b)	27,419	1,290

Total Rights (cost $–)		1,290

Repurchase Agreements 0.4%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $788,049, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $803,738.(d)	$787,979	787,979
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $45,504, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $46,414.(d)	45,500	45,500

Total Repurchase Agreements (cost $833,479)		833,479

Total Investments (cost $141,135,860) — 97.4%		187,457,036
Other assets in excess of liabilities — 2.6%		5,023,362

NET ASSETS — 100.0%		$192,480,398

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $3,335,701 which represents 1.73% of net assets.
(b)	Fair valued security.
(c)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $821,169 which was collateralized by cash used to purchase a repurchase agreement with a value of $833,479.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $833,479.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$2,691,861	$—	$—	$2,691,861
Auto Components	—	4,995,891	—	4,995,891
Automobiles	859,925	2,155,482	—	3,015,407
Banks	16,547,121	15,386,688	—	31,933,809
Beverages	2,104,762	556,817	—	2,661,579
Chemicals	1,210,209	2,984,717	—	4,194,926
Communications Equipment	—	1,243,984	—	1,243,984
Construction & Engineering	—	2,847,110	—	2,847,110
Consumer Finance	885,692	—	—	885,692
Diversified Consumer Services	1,300,599	—	—	1,300,599
Diversified Financial Services	—	3,241,127	—	3,241,127
Diversified Telecommunication Services	4,043,236	—	—	4,043,236
Electric Utilities	1,045,601	—	—	1,045,601
Electrical Equipment	—	1,420,784	—	1,420,784
Electronic Equipment, Instruments & Components	—	5,735,475	—	5,735,475
Energy Equipment & Services	566,200	—	—	566,200
Equity Real Estate Investment Trusts (REITs)	766,276	—	—	766,276
Food & Staples Retailing	—	733,640	—	733,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Assets(Continued):
Common Stocks (Continued)
Food Products	$1,022,814	$1,055,248	$—	$2,078,062
Hotels, Restaurants & Leisure	2,028,478	—	—	2,028,478
Household Durables	—	2,277,208	—	2,277,208
Independent Power and Renewable Electricity Producers	755,064	543,134	—	1,298,198
Industrial Conglomerates	—	1,260,410	—	1,260,410
Insurance	—	6,644,958	—	6,644,958
Internet & Direct Marketing Retail	4,790,818	—	—	4,790,818
Internet Software & Services	12,692,887	11,662,274	—	24,355,161
IT Services	501,183	620,302	—	1,121,485
Life Sciences Tools & Services	—	207,488	—	207,488
Machinery	—	1,147,963	—	1,147,963
Media	—	4,638,543	—	4,638,543
Metals & Mining	2,955,397	5,395,720	—	8,351,117
Multiline Retail	—	346,883	—	346,883
Oil, Gas & Consumable Fuels	3,210,349	5,804,291	—	9,014,640
Paper & Forest Products	—	1,174,144	—	1,174,144
Personal Products	1,174,896	—	—	1,174,896
Real Estate Management & Development	—	1,508,626	—	1,508,626
Road & Rail	—	1,286,746	—	1,286,746
Semiconductors & Semiconductor Equipment	6,299,578	8,699,822	—	14,999,400
Software	—	1,003,124	—	1,003,124
Technology Hardware, Storage & Peripherals	—	12,830,272	—	12,830,272
Textiles, Apparel & Luxury Goods	—	1,507,684	—	1,507,684
Tobacco	—	1,398,847	—	1,398,847
Trading Companies & Distributors	—	1,003,365	—	1,003,365
Transportation Infrastructure	1,644,631	—	—	1,644,631
Wireless Telecommunication Services	—	4,205,923	—	4,205,923

Total Common Stocks	$69,097,577	$117,524,690	$—	$186,622,267

Repurchase Agreements	$—	$833,479	$—	$833,479
Rights	—	1,290	—	1,290

Total Assets	$69,097,577	$118,359,459	$—	$187,457,036

Total	$69,097,577	$118,359,459	$—	$187,457,036

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 13.7%

	Principal Amount	Value
FHLMC REMIC
Series 2509, Class LK, 5.50%, 10/15/2017	$15,813	$15,809
Series 2517, Class BH, 5.50%, 10/15/2017	14,066	14,062
Series 2985, Class JR, 4.50%, 06/15/2025	4,505,611	4,744,458
Series 2922, Class GA, 5.50%, 05/15/2034	851,215	883,177
FNMA REMIC
Series 2003-64, Class HQ, 5.00%, 07/25/2023	1,643,452	1,728,084
Series 1993-149, Class M, 7.00%, 08/25/2023	411,401	450,328
Series 2005-40, Class YG, 5.00%, 05/25/2025	4,380,135	4,655,499
Series 2015-92, Class PA, 2.50%, 12/25/2041	7,868,237	7,874,313
Series 2013-59, Class MX, 2.50%, 09/25/2042	31,535,633	31,706,594
Series 2015-88, Class JA, 2.50%, 12/25/2045	6,601,078	6,600,901

Total Collateralized Mortgage Obligations (cost $58,473,834)		58,673,225

Corporate Bonds 4.3%

	Principal Amount	Value
Diversified Financial Services 4.3%
Private Export Funding Corp.,
Series CC, 2.25%, 12/15/2017	13,000,000	13,021,359
Series GG, 2.45%, 07/15/2024	5,500,000	5,517,237

Total Corporate Bonds (cost $18,094,627)		18,538,596

Foreign Government Securities 3.7%

	Principal Amount	Value
UNITED STATES 3.7%
Iraq Government AID Bond, 2.15%, 01/18/2022	10,000,000	10,029,390
Ukraine Government AID Bond, 1.47%, 09/29/2021	6,000,000	5,881,080

Total Foreign Government Securities (cost $16,000,000)		15,910,470

Mortgage-Backed Securities 12.0%

	Principal Amount	Value
FHLMC Non Gold Pool
Pool# 847558, 3.57%, 06/01/2035(a)	1,942,874	2,076,938
FNMA Pool
Pool# 462260 5.60%, 09/01/2018	2,418,228	2,415,635
Pool# 874142 5.56%, 12/01/2021	10,537,006	11,742,025
Pool# 745684 3.33%, 04/01/2034(a)	4,128,816	4,352,601
Pool# 790760 3.14%, 09/01/2034(a)	1,822,481	1,910,895
Pool# 799144 2.79%, 04/01/2035(a)	690,927	731,345
Pool# 822705 3.50%, 04/01/2035(a)	555,035	585,109
Pool# 815217 3.36%, 05/01/2035(a)	1,136,544	1,192,157
Pool# 821377 3.36%, 05/01/2035(a)	1,115,570	1,170,335
Pool# 783609 3.60%, 05/01/2035(a)	669,113	706,877
Pool# 826181 3.37%, 07/01/2035(a)	2,190,824	2,298,862
Pool# 873932 6.31%, 08/01/2036	7,061,528	7,916,144
Pool# 745866 3.16%, 09/01/2036(a)	5,158,732	5,429,392
GNMA I Pool
Pool# 711052 3.50%, 12/15/2024	29,870	31,183
Pool# 748484 3.50%, 08/15/2025	204,021	212,987
Pool# 682492 3.50%, 10/15/2025	738,665	771,129
Pool# 719433 3.50%, 10/15/2025	517,951	540,714
Pool# 682497 3.50%, 11/15/2025	899,113	938,633
Pool# 733504 3.50%, 11/15/2025	779,353	813,604
Pool# 749618 3.50%, 11/15/2025	724,920	756,779
Pool# 742371 3.50%, 11/15/2025	412,985	431,135
Pool# 740930 3.50%, 11/15/2025	388,381	405,450
Pool# 750403 3.50%, 11/15/2025	218,462	228,063
Pool# 705178 3.50%, 11/15/2025	119,288	124,531
Pool# 755650 3.50%, 12/15/2025	2,643,297	2,759,468
Pool# 682502 3.50%, 12/15/2025	874,853	913,302

Total Mortgage-Backed Securities (cost $48,478,261)		51,455,293

U.S. Government Agency Securities 30.6%

	Principal Amount	Value
FFCB, 2.43%, 09/13/2027	22,000,000	21,474,948

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Government Bond Fund

U.S. Government Agency Securities (continued)

	Principal Amount	Value
FHLB
1.88%, 03/08/2019	$10,000,000	$10,057,660
1.63%, 06/14/2019	15,000,000	15,024,780
1.88%, 03/13/2020	10,000,000	10,059,290
2.75%, 12/11/2026	11,500,000	11,565,596
3.00%, 12/11/2026	10,000,000	10,303,760
FNMA
1.50%, 02/28/2020(b)	5,000,000	4,988,110
1.88%, 09/24/2026	5,000,000	4,746,310
6.09%, 09/27/2027	10,000,000	12,878,370
Tennessee Valley Authority, 7.13%, 05/01/2030(b)	20,721,000	30,058,256

Total U.S. Government Agency Securities (cost $129,980,899)		131,157,080

U.S. Treasury Obligations 35.1%

	Principal Amount	Value
U.S. Treasury Bonds
3.13%, 11/15/2041	23,500,000	24,863,184
2.88%, 05/15/2043	30,880,000	31,126,075
2.50%, 02/15/2045	5,600,000	5,222,875
3.00%, 11/15/2045	5,000,000	5,143,164
U.S. Treasury Notes
1.38%, 02/15/2020(b)	2,000,000	1,991,953
1.50%, 05/15/2020(b)	8,350,000	8,333,365
1.50%, 07/15/2020(b)	7,250,000	7,230,176
1.88%, 03/31/2022	4,000,000	3,998,750
1.88%, 04/30/2022	7,000,000	6,993,711
1.75%, 06/30/2022	22,825,000	22,658,270
1.63%, 08/31/2022(b)	1,500,000	1,479,375
2.13%, 12/31/2022(c)	21,500,000	21,656,211
2.13%, 03/31/2024	4,000,000	4,001,094
2.38%, 08/15/2024	2,000,000	2,028,203
1.88%, 08/31/2024(b)	3,250,000	3,192,109
2.25%, 08/15/2027(b)	550,000	546,262

Total U.S. Treasury Obligations (cost $149,744,315)		150,464,777

Repurchase Agreements 2.3%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc. 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $8,027,075, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $8,186,886.(d)	8,026,359	8,026,359
Natixis New York Branch 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $2,000,178, collateralized by U.S. Government Treasury Securities, ranging from 1.30% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $2,040,185.(d)	2,000,000	2,000,000

Total Repurchase Agreements (cost $10,026,359)		10,026,359

Total Investments (cost $430,798,295) — 101.7%		436,225,800
Liabilities in excess of other assets — (1.7)%		(7,246,942)

NET ASSETS — 100.0%		$428,978,858

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.
(b)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $27,727,588, which was collateralized by cash used to purchase repurchase agreements with a total value of $10,026,359 and by $18,497,908 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% — 9.13% and maturity dates ranging from 09/30/2017 — 05/15/2047, a total value of $28,524,267.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $10,026,359.

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Government Bond Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(96)	12/2017	USD	(12,030,000)	118,257

					118,257

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1—	Quoted prices in active markets for identical assets
● Level 2—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$58,673,225	$—	$58,673,225
Corporate Bonds	—	18,538,596	—	18,538,596
Foreign Government Securities	—	15,910,470	—	15,910,470
Futures Contracts	118,257	—	—	118,257
Mortgage-Backed Securities	—	51,455,293	—	51,455,293
Repurchase Agreements	—	10,026,359	—	10,026,359
U.S. Government Agency Securities	—	131,157,080	—	131,157,080
U.S. Treasury Obligations	—	150,464,777	—	150,464,777

Total	$118,257	$436,225,800	$—	$436,344,057

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Government Bond Fund

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$118,257

Total		$118,257

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2017 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.6%

	Shares	Value
AUSTRALIA 4.5%
Biotechnology 1.7%
CSL Ltd.	20,338	$2,138,202

Capital Markets 0.2%
Magellan Financial Group Ltd.	10,023	193,796

Construction & Engineering 0.2%
CIMIC Group Ltd.	6,955	242,002

Health Care Equipment & Supplies 0.8%
Cochlear Ltd.	7,406	926,734

Hotels, Restaurants & Leisure 1.0%
Aristocrat Leisure Ltd.	77,716	1,285,447

Metals & Mining 0.6%
Newcrest Mining Ltd.	21,365	351,087
South32 Ltd.	126,142	325,161

		676,248

		5,462,429

AUSTRIA 0.1%
Chemicals 0.1%
Lenzing AG	1,083	157,215

BRAZIL 2.0%
Chemicals 0.6%
Braskem SA (Preference), Class A	53,700	719,414

Insurance 0.7%
BB Seguridade Participacoes SA	96,800	875,040

Metals & Mining 0.3%
Vale SA, ADR *	41,225	415,136

Paper & Forest Products 0.1%
Fibria Celulose SA	10,300	139,354

Water Utilities 0.3%
Cia de Saneamento de Minas Gerais-COPASA *	16,400	221,625
Cia de Saneamento do Parana (Preference)	34,300	117,180

		338,805

		2,487,749

CANADA 6.3%
Auto Components 0.8%
Magna International, Inc.	17,323	924,495

Capital Markets 0.9%
CI Financial Corp.	26,133	571,564
Thomson Reuters Corp.	12,664	581,058

		1,152,622

Food Products 0.2%
Saputo, Inc.	7,777	269,195

Metals & Mining 0.7%
Kirkland Lake Gold Ltd.	34,801	448,488
Teck Resources Ltd., Class B	18,210	383,391

		831,879

Multi-Utilities 0.2%
Atco Ltd., Class I	7,708	282,930

Oil, Gas & Consumable Fuels 0.4%
Suncor Energy, Inc.	15,534	544,421

Paper & Forest Products 1.0%
Norbord, Inc.	15,678	596,964
West Fraser Timber Co. Ltd.	10,933	630,876

		1,227,840

Road & Rail 1.2%
Canadian National Railway Co.	17,507	1,450,511

Software 0.7%
Constellation Software, Inc.	1,476	805,267

Thrifts & Mortgage Finance 0.2%
Genworth MI Canada, Inc.(a)	7,553	224,154

		7,713,314

CHINA 7.1%
Automobiles 0.3%
Geely Automobile Holdings Ltd.	120,000	339,751

Banks 1.6%
Bank of China Ltd., Class H	1,627,000	804,717
China Construction Bank Corp., Class H	1,032,000	859,891
Industrial & Commercial Bank of China Ltd., Class H	422,000	315,246

		1,979,854

Electronic Equipment, Instruments & Components 0.5%
Sunny Optical Technology Group Co. Ltd.	41,000	657,905

Machinery 0.2%
Sinotruk Hong Kong Ltd.	158,500	221,225

Oil, Gas & Consumable Fuels 3.3%
China Petroleum & Chemical Corp., Class H	1,674,000	1,259,931
China Shenhua Energy Co. Ltd., Class H	262,000	619,369
CNOOC Ltd.	836,000	1,081,643
PetroChina Co. Ltd., Class H	1,696,000	1,081,198

		4,042,141

Real Estate Management & Development 1.0%
Country Garden Holdings Co. Ltd.	579,000	928,304
Longfor Properties Co. Ltd.	97,500	247,373

		1,175,677

Wireless Telecommunication Services 0.2%
China Mobile Ltd.	22,000	222,553

		8,639,106

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA, ADR	18,856	178,943

DENMARK 2.6%
Electrical Equipment 1.0%
Vestas Wind Systems A/S	13,535	1,214,677

IT Services 0.4%
Nets A/S Reg. S *(b)	16,529	427,915

Pharmaceuticals 1.2%
Novo Nordisk A/S, Class B	30,421	1,460,462

		3,103,054

EGYPT 0.1%
Wireless Telecommunication Services 0.1%
Global Telecom Holding SAE *	238,230	86,654

FAROE ISLANDS 0.1%
Food Products 0.1%
Bakkafrost P/F	3,276	150,505

FRANCE 6.0%
Aerospace & Defense 0.1%
Safran SA	1,436	146,715

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Airlines 0.6%
Air France-KLM *	47,142	$743,440

Auto Components 0.6%
Valeo SA	10,254	762,004

Automobiles 0.5%
Peugeot SA	26,198	623,994

Banks 2.8%
BNP Paribas SA	9,471	764,246
Credit Agricole SA	52,373	952,303
Societe Generale SA	27,437	1,605,069

		3,321,618

Insurance 1.3%
AXA SA	50,585	1,530,326

Media 0.1%
Technicolor SA (Registered)	34,422	118,808

		7,246,905

GERMANY 6.6%
Airlines 0.7%
Deutsche Lufthansa AG (Registered)	31,121	864,743

Auto Components 1.0%
Continental AG	5,008	1,271,107

Chemicals 2.1%
BASF SE	12,386	1,318,096
Covestro AG Reg. S(b)	13,344	1,147,360

		2,465,456

Multi-Utilities 0.2%
RWE AG *	10,003	227,229

Pharmaceuticals 0.4%
Bayer AG (Registered)	3,832	522,201

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	17,061	428,897
Siltronic AG *	2,692	334,076

		762,973

Software 1.6%
SAP SE	17,866	1,957,226

		8,070,935

GREECE 0.1%
Specialty Retail 0.1%
JUMBO SA	6,517	107,818

HONG KONG 2.8%
Auto Components 0.2%
Xinyi Glass Holdings Ltd.	280,000	276,828

Electronic Equipment, Instruments & Components 0.1%
Kingboard Laminates Holdings Ltd.	96,000	155,172

Food Products 0.5%
WH Group Ltd. Reg. S(b)	588,500	626,623

Health Care Providers & Services 0.3%
China Cord Blood Corp. *	33,426	371,697

Industrial Conglomerates 0.5%
Jardine Matheson Holdings Ltd.	9,900	623,403

Media 0.0%†
I-CABLE Communications Ltd. *	104,386	3,410

Paper & Forest Products 0.3%
Nine Dragons Paper Holdings Ltd.	198,000	390,425

Real Estate Management & Development 0.9%
Wharf Holdings Ltd. (The)	64,000	570,408
Wheelock & Co. Ltd.	59,000	414,965

		985,373

		3,432,931

INDIA 1.8%
Banks 0.6%
HDFC Bank Ltd., ADR	7,415	714,584

IT Services 0.9%
Infosys Ltd., ADR	17,126	249,868
Wipro Ltd., ADR	55,254	313,843
WNS Holdings Ltd., ADR *	13,922	508,153

		1,071,864

Metals & Mining 0.2%
Vedanta Ltd., ADR	13,586	263,025

Oil, Gas & Consumable Fuels 0.1%
Reliance Industries Ltd., GDR(b)	4,658	111,094

		2,160,567

INDONESIA 0.8%
Banks 0.4%
Bank Rakyat Indonesia Persero Tbk. PT	328,900	373,736
Bank Tabungan Negara Persero Tbk. PT	895,900	209,526

		583,262

Diversified Telecommunication Services 0.2%
Telekomunikasi Indonesia Persero Tbk. PT	606,000	209,563

Oil, Gas & Consumable Fuels 0.2%
Adaro Energy Tbk. PT	1,728,200	234,923

		1,027,748

IRELAND 0.2%
Trading Companies & Distributors 0.2%
AerCap Holdings NV *	5,742	293,474

ITALY 1.9%
Banks 1.7%
Intesa Sanpaolo SpA	353,548	1,250,233
Intesa Sanpaolo SpA, RNC	234,089	774,675

		2,024,908

Capital Markets 0.2%
Banca Generali SpA	6,567	228,068

Media 0.0%†
GEDI Gruppo Editoriale SpA *	446	395

		2,253,371

JAPAN 16.0%
Automobiles 1.3%
Nissan Motor Co. Ltd.	151,400	1,500,181

Banks 2.7%
Hokkoku Bank Ltd. (The)	7,400	324,464
Mitsubishi UFJ Financial Group, Inc.	417,900	2,715,431
Sumitomo Mitsui Trust Holdings, Inc.	3,300	119,246

		3,159,141

Building Products 1.2%
Asahi Glass Co. Ltd.	40,200	1,492,951

Capital Markets 0.6%
Nomura Holdings, Inc.	86,800	486,349
SBI Holdings, Inc.	19,500	293,906

		780,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Chemicals 0.7%
Mitsubishi Chemical Holdings Corp.	54,200	$516,992
Teijin Ltd.	19,600	386,626

		903,618

Construction & Engineering 0.4%
Maeda Corp.	29,000	354,448
Taisei Corp.	2,200	115,438

		469,886

Diversified Financial Services 0.4%
ORIX Corp.	30,800	497,196

Diversified Telecommunication Services 0.7%
Nippon Telegraph & Telephone Corp.	18,700	857,605

Electrical Equipment 0.1%
Mitsubishi Electric Corp.	4,300	67,263

Food & Staples Retailing 0.3%
Aeon Co. Ltd.	26,700	394,685

Food Products 0.9%
Maruha Nichiro Corp.	3,300	97,121
Nichirei Corp.	27,000	678,110
Nisshin Oillio Group Ltd. (The)	4,600	150,910
Prima Meat Packers Ltd.	29,000	196,913

		1,123,054

Gas Utilities 0.3%
Tokyo Gas Co. Ltd.	16,800	411,961

Household Durables 0.3%
Haseko Corp.	28,000	373,434

Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.	6,200	181,656

Insurance 1.7%
MS&AD Insurance Group Holdings, Inc.	12,800	413,112
Sompo Holdings, Inc.	40,700	1,587,065

		2,000,177

Internet & Direct Marketing Retail 0.2%
Start Today Co. Ltd.	8,700	276,012

IT Services 0.1%
Itochu Techno-Solutions Corp.	3,800	141,966

Machinery 0.1%
JTEKT Corp.	6,900	95,678

Oil, Gas & Consumable Fuels 0.2%
Inpex Corp.	18,400	196,102

Pharmaceuticals 0.4%
Shionogi & Co. Ltd.	8,000	437,645

Real Estate Management & Development 1.9%
Daito Trust Construction Co. Ltd.	8,500	1,548,911
Daiwa House Industry Co. Ltd.	19,800	684,096

		2,233,007

Road & Rail 0.3%
East Japan Railway Co.	3,700	341,804

Software 0.1%
Marvelous, Inc.	13,600	115,560

Textiles, Apparel & Luxury Goods 0.1%
Gunze Ltd.	3,500	159,932

Wireless Telecommunication Services 0.9%
KDDI Corp.	21,200	559,300
NTT DOCOMO, Inc.	21,700	496,000

		1,055,300

		19,266,069

LUXEMBOURG 0.8%
Metals & Mining 0.5%
Ternium SA, ADR	21,249	657,232

Multiline Retail 0.3%
B&M European Value Retail SA	62,217	323,159

		980,391

MALAYSIA 0.3%
Metals & Mining 0.3%
Press Metal Aluminium Holdings Bhd.	362,000	323,504

MEXICO 0.4%
Consumer Finance 0.1%
Gentera SAB de CV	53,700	87,023

Food & Staples Retailing 0.2%
Wal-Mart de Mexico SAB de CV	124,400	284,870

Food Products 0.1%
Gruma SAB de CV, Class B	7,615	111,331

		483,224

NETHERLANDS 2.4%
Oil, Gas & Consumable Fuels 2.3%
Royal Dutch Shell plc, Class A	91,168	2,747,347

Professional Services 0.1%
Wolters Kluwer NV	3,767	174,076

		2,921,423

NEW ZEALAND 0.3%
Food Products 0.3%a2 Milk Co. Ltd. *	89,988	418,578

NORWAY 1.4%
Diversified Telecommunication Services 0.3%
Telenor ASA	15,163	321,325

Food Products 0.5%
Leroy Seafood Group ASA	59,839	382,826
Salmar ASA	9,019	254,791

		637,617

Oil, Gas & Consumable Fuels 0.6%
Aker BP ASA	9,335	180,877
Statoil ASA	25,916	519,892

		700,769

		1,659,711

PHILIPPINES 0.2%
Oil, Gas & Consumable Fuels 0.2%
Semirara Mining & Power Corp.	283,920	261,169

POLAND 0.4%
Electric Utilities 0.1%
Enea SA	43,294	175,872

Oil, Gas & Consumable Fuels 0.3%
Polski Koncern Naftowy ORLEN SA	7,857	262,802

		438,674

PORTUGAL 0.6%
Food & Staples Retailing 0.6%
Jeronimo Martins SGPS SA	34,126	673,171

RUSSIA 1.2%
Banks 0.4%
Sberbank of Russia PJSC, ADR	35,921	512,084

Metals & Mining 0.3%
Alrosa PJSC	283,600	405,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
RUSSIA (continued)
Oil, Gas & Consumable Fuels 0.5%
LUKOIL PJSC, ADR	8,495	$450,352
Transneft PJSC (Preference)	41	126,368

		576,720

		1,494,316

SINGAPORE 0.5%
Electronic Equipment, Instruments & Components 0.4%
Venture Corp. Ltd.	37,100	483,194

Personal Products 0.1%
Best World International Ltd.	173,400	170,044

		653,238

SOUTH AFRICA 1.5%
Banks 0.3%
Barclays Africa Group Ltd.	20,669	212,469
Standard Bank Group Ltd.	12,518	146,083

		358,552

Metals & Mining 0.2%
AngloGold Ashanti Ltd., ADR	24,344	226,156

Paper & Forest Products 0.2%
Sappi Ltd.	39,981	272,192

Wireless Telecommunication Services 0.8%
Vodacom Group Ltd.	77,170	919,093

		1,775,993

SOUTH KOREA 4.0%
Banks 0.7%
Industrial Bank of Korea	18,412	231,610
KB Financial Group, Inc.	12,856	631,168

		862,778

Diversified Telecommunication Services 0.3%
LG Uplus Corp.	29,880	348,466

Electric Utilities 0.6%
Korea Electric Power Corp.	22,701	768,726

Household Durables 0.3%
LG Electronics, Inc.	5,073	366,535

Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	1,931	140,228

Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd.	1,032	2,319,635

		4,806,368

SPAIN 1.6%
Banks 1.2%
Banco Santander SA	190,809	1,332,177
CaixaBank SA	36,478	183,141

		1,515,318

Diversified Telecommunication Services 0.4%
Telefonica SA	43,136	469,226

		1,984,544

SWEDEN 2.1%
Household Durables 1.0%
Bonava AB, Class B	12,967	209,891
Electrolux AB Series B	30,632	1,041,592

		1,251,483

Machinery 1.1%
Sandvik AB	21,685	374,553
Volvo AB, Class B	49,144	947,454

		1,322,007

		2,573,490

SWITZERLAND 4.5%
Capital Markets 0.6%
Partners Group Holding AG	1,077	731,717

Food Products 0.6%
Nestle SA (Registered)	9,416	788,603

Metals & Mining 0.2%
Ferrexpo plc	67,395	263,979

Pharmaceuticals 2.7%
Roche Holding AG	12,520	3,196,127

Professional Services 0.2%
Adecco Group AG (Registered) *	3,821	297,579

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV	11,164	216,545

		5,494,550

TAIWAN 2.8%
Electronic Equipment, Instruments & Components 1.0%
Innolux Corp.	1,453,000	678,198
Largan Precision Co. Ltd.	3,000	531,683

		1,209,881

Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	299,000	2,150,446

		3,360,327

THAILAND 0.6%
Oil, Gas & Consumable Fuels 0.1%
Esso Thailand PCL, NVDR *	278,100	112,607

Specialty Retail 0.5%
Beauty Community PCL, NVDR	1,263,753	606,291

		718,898

TURKEY 0.6%
Banks 0.5%
Turkiye Halk Bankasi A/S	82,316	280,087
Turkiye Vakiflar Bankasi TAO, Class D	184,906	325,742

		605,829

Diversified Telecommunication Services 0.1%
Turk Telekomunikasyon A/S *	92,987	177,383

		783,212

UNITED KINGDOM 12.7%
Airlines 1.2%
International Consolidated Airlines Group SA	167,461	1,334,224

Automobiles 0.1%
Fiat Chrysler Automobiles NV *	9,230	165,379

Banks 1.0%
Lloyds Banking Group plc	909,076	825,147
Royal Bank of Scotland Group plc *	124,031	446,011

		1,271,158

Beverages 0.3%
Fevertree Drinks plc	14,382	421,549

Capital Markets 0.8%
Hargreaves Lansdown plc	48,734	966,647

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Diversified Telecommunication Services 0.6%
BT Group plc	197,411	$751,067

Electric Utilities 0.7%
SSE plc	47,621	891,237

Energy Equipment & Services 0.4%
Subsea 7 SA	30,675	504,285

Food & Staples Retailing 0.1%
Wm Morrison Supermarkets plc	43,179	135,468

Food Products 0.7%
Associated British Foods plc	19,151	820,050

Health Care Equipment & Supplies 0.8%
Smith & Nephew plc	55,492	1,003,390

Hotels, Restaurants & Leisure 0.2%
Compass Group plc	11,239	238,613

Household Durables 0.9%
Crest Nicholson Holdings plc	24,915	184,634
Persimmon plc	23,587	816,119
Redrow plc	16,465	130,732

		1,131,485

Insurance 0.6%
Admiral Group plc	30,682	747,574

Multi-Utilities 0.9%
Centrica plc	423,048	1,060,192

Personal Products 2.7%
Unilever NV, CVA	53,156	3,147,202

Specialty Retail 0.4%
Dixons Carphone plc	62,742	162,795
JD Sports Fashion plc	67,125	336,979

		499,774

Trading Companies & Distributors 0.3%
Ashtead Group plc	14,972	361,396

		15,450,690

UNITED STATES 0.6%
Hotels, Restaurants & Leisure 0.6%
Carnival plc	10,701	680,935

Total Common Stocks (cost $103,586,505)		119,775,193

Repurchase Agreements 0.2%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $184,196, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $187,863.(c)	$184,180	184,180
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $50,004, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $51,005.(c)	$50,000	$50,000

Total Repurchase Agreements (cost $234,180)		234,180

Total Investments (cost $103,820,685) — 98.8%		120,009,373
Other assets in excess of liabilities — 1.2%		1,480,773

NET ASSETS — 100.0%		$121,490,146

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $221,898, which was collateralized by cash used to purchase repurchase agreements with a value of $234,180.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $2,312,992 which represents 1.90% of net assets.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $234,180.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certificate
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$—	$146,715	$—	$146,715
Airlines	864,743	2,077,664	—	2,942,407
Auto Components	924,495	2,309,939	—	3,234,434
Automobiles	165,379	2,463,926	—	2,629,305
Banks	2,739,492	14,169,594	—	16,909,086
Beverages	—	421,549	—	421,549
Biotechnology	—	2,138,202	—	2,138,202
Building Products	—	1,492,951	—	1,492,951
Capital Markets	1,152,622	2,900,483	—	4,053,105
Chemicals	3,184,870	1,060,833	—	4,245,703
Construction & Engineering	—	711,888	—	711,888
Consumer Finance	87,023	—	—	87,023
Diversified Financial Services	—	497,196	—	497,196
Diversified Telecommunication Services	—	3,134,635	—	3,134,635
Electric Utilities	—	1,835,835	—	1,835,835
Electrical Equipment	—	1,281,940	—	1,281,940
Electronic Equipment, Instruments & Components	—	2,506,152	—	2,506,152
Energy Equipment & Services	—	504,285	—	504,285
Food & Staples Retailing	284,870	1,203,324	—	1,488,194
Food Products	380,526	4,565,030	—	4,945,556
Gas Utilities	—	411,961	—	411,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Equity Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$—	$1,930,124	$—	$1,930,124
Health Care Providers & Services	371,697	—	—	371,697
Hotels, Restaurants & Leisure	—	2,204,995	—	2,204,995
Household Durables	—	3,122,937	—	3,122,937
Industrial Conglomerates	623,403	181,656	—	805,059
Insurance	875,040	4,278,077	—	5,153,117
Internet & Direct Marketing Retail	—	276,012	—	276,012
IT Services	1,071,864	569,881	—	1,641,745
Machinery	—	1,638,910	—	1,638,910
Media	395	122,218	—	122,613
Metals & Mining	2,393,428	1,669,243	—	4,062,671
Multiline Retail	—	323,159	—	323,159
Multi-Utilities	510,159	1,060,192	—	1,570,351
Oil, Gas & Consumable Fuels	1,100,619	8,868,419	—	9,969,038
Paper & Forest Products	1,367,194	662,617	—	2,029,811
Personal Products	—	3,317,246	—	3,317,246
Pharmaceuticals	—	5,616,435	—	5,616,435
Professional Services	—	471,655	—	471,655
Real Estate Management & Development	—	4,394,057	—	4,394,057
Road & Rail	1,450,511	341,804	—	1,792,315
Semiconductors & Semiconductor Equipment	762,973	2,507,219	—	3,270,192
Software	2,762,493	115,560	—	2,878,053
Specialty Retail	—	1,213,883	—	1,213,883
Technology Hardware, Storage & Peripherals	—	2,319,635	—	2,319,635
Textiles, Apparel & Luxury Goods	—	159,932	—	159,932
Thrifts & Mortgage Finance	224,154	—	—	224,154
Trading Companies & Distributors	293,474	361,396	—	654,870
Water Utilities	338,805	—	—	338,805
Wireless Telecommunication Services	86,654	2,196,946	—	2,283,600

Total Common Stocks	$24,016,883	$95,758,310	$—	$119,775,193

Repurchase Agreements	$—	$234,180	$—	$234,180

Total	$24,016,883	$95,992,490	$—	$120,009,373

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended September 30, 2017, there were three transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer was $826,588. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At September 30, 2017, NVIT International Equity Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended September 30, 2017, there were three transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $1,692,082. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2017, NVIT International Equity Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks 98.3%

	Shares	Value
AUSTRALIA 6.8%
Airlines 0.0%†
Qantas Airways Ltd.	76,488	$350,926

Banks 2.3%
Australia & New Zealand Banking Group Ltd.	391,237	9,120,169
Bank of Queensland Ltd.	46,670	476,757
Bendigo & Adelaide Bank Ltd.	63,507	581,760
Commonwealth Bank of Australia	230,511	13,651,650
National Australia Bank Ltd.	356,510	8,856,633
Westpac Banking Corp.	447,281	11,267,771

		43,954,740

Beverages 0.1%
Coca-Cola Amatil Ltd.	70,734	429,705
Treasury Wine Estates Ltd.(a)	95,945	1,034,099

		1,463,804

Biotechnology 0.3%
CSL Ltd.	60,475	6,357,941

Capital Markets 0.2%
ASX Ltd.	25,797	1,064,453
Macquarie Group Ltd.	43,085	3,079,416

		4,143,869

Chemicals 0.1%
Incitec Pivot Ltd.	235,293	668,055
Orica Ltd.	47,203	734,867

		1,402,922

Commercial Services & Supplies 0.1%
Brambles Ltd.	211,788	1,499,986

Construction & Engineering 0.0%†
CIMIC Group Ltd.	13,235	460,517

Construction Materials 0.0%†
Boral Ltd.	156,217	833,386

Containers & Packaging 0.1%
Amcor Ltd.	154,326	1,846,616

Diversified Financial Services 0.1%
AMP Ltd.(a)	390,067	1,483,266
BGP Holdings plc*(b)(c)	848,508	0
Challenger Ltd.	78,738	772,147

		2,255,413

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	566,101	1,552,602
TPG Telecom Ltd.(a)	56,512	216,385

		1,768,987

Electric Utilities 0.0%†
AusNet Services	222,340	295,882

Equity Real Estate Investment Trusts (REITs) 0.5%
Dexus	136,906	1,024,246
Goodman Group	235,652	1,529,793
GPT Group (The)	248,830	971,785
Mirvac Group	493,779	890,044
Scentre Group	705,393	2,180,574
Stockland	322,260	1,090,329
Vicinity Centres	422,038	883,191
Westfield Corp.	263,067	1,620,008

		10,189,970

Food & Staples Retailing 0.4%
Wesfarmers Ltd.	151,088	4,900,246
Woolworths Ltd.	172,486	3,417,924

		8,318,170

Gas Utilities 0.1%
APA Group	146,408	961,654

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,178	898,203

Health Care Providers & Services 0.1%
Healthscope Ltd.(a)	246,944	324,858
Ramsay Health Care Ltd.	18,850	924,368
Sonic Healthcare Ltd.	50,070	824,020

		2,073,246

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	70,615	1,167,995
Crown Resorts Ltd.	47,333	420,845
Domino’s Pizza Enterprises Ltd.(a)	9,192	331,368
Flight Centre Travel Group Ltd.(a)	6,871	243,483
Tabcorp Holdings Ltd.(a)	113,718	381,844
Tatts Group Ltd.	185,568	581,456

		3,126,991

Insurance 0.3%
Insurance Australia Group Ltd.	313,035	1,571,790
Medibank Pvt Ltd.	366,981	842,989
QBE Insurance Group Ltd.	182,828	1,444,207
Suncorp Group Ltd.	172,257	1,771,311

		5,630,297

IT Services 0.0%†
Computershare Ltd.	65,364	744,777

Media 0.0%†
REA Group Ltd.	7,549	398,999

Metals & Mining 1.0%
Alumina Ltd.(a)	304,965	528,063
BHP Billiton Ltd.	427,969	8,652,249
BHP Billiton plc	281,441	4,958,581
BlueScope Steel Ltd.	72,407	623,735
Fortescue Metals Group Ltd.(a)	207,462	839,985
Newcrest Mining Ltd.	102,220	1,679,759
South32 Ltd.	701,717	1,808,844

		19,091,216

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	77,058	235,311

Multi-Utilities 0.1%
AGL Energy Ltd.	87,677	1,612,086

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	33,545	847,166
Oil Search Ltd.	188,837	1,041,244
Origin Energy Ltd.*	233,893	1,378,932
Santos Ltd.*	249,837	792,343
Woodside Petroleum Ltd.	101,033	2,315,615

		6,375,300

Professional Services 0.0%†
SEEK Ltd.(a)	43,451	568,209

Real Estate Management & Development 0.1%
LendLease Group	73,420	1,036,166

Road & Rail 0.1%
Aurizon Holdings Ltd.	267,079	1,030,079

Transportation Infrastructure 0.2%
Sydney Airport	146,688	821,128
Transurban Group	273,474	2,557,525

		3,378,653

		132,304,316

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	40,091	1,737,095
Raiffeisen Bank International AG*	18,618	624,082

		2,361,177

Machinery 0.0%†
ANDRITZ AG	9,701	560,816

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
AUSTRIA (continued)
Metals & Mining 0.0%†
voestalpine AG	14,370	$732,863

Oil, Gas & Consumable Fuels 0.1%
OMV AG	19,544	1,138,991

		4,793,847

BELGIUM 1.2%
Banks 0.2%
KBC Group NV	33,427	2,833,316

Beverages 0.6%
Anheuser-Busch InBev SA/NV	101,534	12,136,007

Chemicals 0.1%
Solvay SA	9,768	1,460,898
Umicore SA	12,686	1,049,613

		2,510,511

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,751	1,131,748

Diversified Telecommunication Services 0.0%†
Proximus SADP	19,957	688,532

Food & Staples Retailing 0.0%†
Colruyt SA(a)	8,853	453,764

Insurance 0.1%
Ageas	25,113	1,180,278

Media 0.0%†
Telenet Group Holding NV*	6,410	424,436

Pharmaceuticals 0.1%
UCB SA	16,810	1,197,555

		22,556,147

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	55,190	702,050

CHINA 0.1%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	493,000	2,398,622

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	284,157

		2,682,779

DENMARK 1.8%
Banks 0.2%
Danske Bank A/S	99,869	3,994,007

Beverages 0.1%
Carlsberg A/S, Class B	14,254	1,561,470

Biotechnology 0.1%
Genmab A/S*	7,716	1,705,506

Chemicals 0.1%
Chr Hansen Holding A/S	12,529	1,074,565
Novozymes A/S, Class B	30,133	1,546,328

		2,620,893

Commercial Services & Supplies 0.1%
ISS A/S	22,267	895,532

Diversified Telecommunication Services 0.0%†
TDC A/S	100,617	589,906

Electric Utilities 0.1%
DONG Energy A/S Reg. S(d)	22,731	1,301,139

Electrical Equipment 0.1%
Vestas Wind Systems A/S	28,716	2,577,072

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,831	1,284,845
William Demant Holding A/S*	16,745	442,081

		1,726,926

Insurance 0.0%†
Tryg A/S	13,753	317,602

Marine 0.1%
AP Moller — Maersk A/S, Class A	521	957,512
AP Moller — Maersk A/S, Class B	871	1,654,804

		2,612,316

Pharmaceuticals 0.6%
H Lundbeck A/S	10,045	579,699
Novo Nordisk A/S, Class B	248,443	11,927,341

		12,507,040

Road & Rail 0.1%
DSV A/S	25,318	1,915,282

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	14,242	1,405,828

		35,730,519

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	15,172	675,216

Communications Equipment 0.2%
Nokia OYJ	777,694	4,670,160

Diversified Telecommunication Services 0.1%
Elisa OYJ	18,953	815,835

Electric Utilities 0.1%
Fortum OYJ	56,837	1,135,217

Insurance 0.2%
Sampo OYJ, Class A	59,570	3,150,820

Machinery 0.2%
Kone OYJ, Class B	45,031	2,384,629
Metso OYJ	15,026	551,293
Wartsila OYJ Abp	19,626	1,391,002

		4,326,924

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	18,190	794,727

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	71,521	1,011,475
UPM-Kymmene OYJ	71,122	1,928,946

		2,940,421

Pharmaceuticals 0.0%†
Orion OYJ, Class B	14,023	650,973

		19,160,293

FRANCE 10.3%
Aerospace & Defense 0.8%
Airbus SE	77,400	7,367,130
Dassault Aviation SA	350	565,781
Safran SA	41,678	4,258,197
Thales SA	14,105	1,596,092
Zodiac Aerospace	27,252	788,011

		14,575,211

Air Freight & Logistics 0.0%†
Bollore SA	122,092	610,803

Auto Components 0.3%
Cie Generale des Etablissements Michelin	22,795	3,331,497
Valeo SA	31,867	2,368,127

		5,699,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Automobiles 0.2%
Peugeot SA	68,753	$1,637,585
Renault SA(a)	23,644	2,323,035

		3,960,620

Banks 1.1%
BNP Paribas SA	149,551	12,067,765
Credit Agricole SA	151,701	2,758,394
Societe Generale SA	102,249	5,981,583

		20,807,742

Beverages 0.2%
Pernod Ricard SA	28,295	3,912,354
Remy Cointreau SA	2,882	341,080

		4,253,434

Building Products 0.2%
Cie de Saint-Gobain	66,594	3,969,461

Capital Markets 0.1%
Natixis SA	122,682	981,899

Chemicals 0.4%
Air Liquide SA	51,865	6,912,334
Arkema SA	8,532	1,045,482

		7,957,816

Commercial Services & Supplies 0.1%
Edenred	30,088	818,736
Societe BIC SA	3,785	453,776

		1,272,512

Construction & Engineering 0.5%
Bouygues SA	28,133	1,335,166
Eiffage SA	9,701	1,004,517
Vinci SA	67,107	6,378,223

		8,717,906

Construction Materials 0.0%†
Imerys SA	4,898	442,621

Diversified Financial Services 0.1%
Eurazeo SA	5,850	523,186
Wendel SA	3,867	626,741

		1,149,927

Diversified Telecommunication Services 0.5%
Iliad SA	3,522	936,782
Orange SA	265,847	4,353,147
Vivendi SA	137,231	3,475,216

		8,765,145

Electric Utilities 0.0%†
Electricite de France SA	71,532	868,844

Electrical Equipment 0.5%
Legrand SA	35,289	2,547,929
Schneider Electric SE*	75,005	6,528,422

		9,076,351

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	7,454	707,301

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	4,680	486,550
Gecina SA	6,279	1,018,225
ICADE	4,345	387,739
Klepierre SA	29,322	1,151,022
Unibail-Rodamco SE	13,287	3,234,571

		6,278,107

Food & Staples Retailing 0.1%
Carrefour SA	75,578	1,526,819
Casino Guichard Perrachon SA	6,784	402,373

		1,929,192

Food Products 0.3%
Danone SA	78,660	6,171,796

Health Care Equipment & Supplies 0.2%
Essilor International SA	27,651	3,421,005

Hotels, Restaurants & Leisure 0.1%
Accor SA	24,669	1,224,841
Sodexo SA	12,292	1,534,431

		2,759,272

Household Durables 0.0%†
SEB SA	2,935	538,703

Insurance 0.5%
AXA SA	258,669	7,825,400
CNP Assurances	24,091	565,222
SCOR SE	22,299	935,175

		9,325,797

IT Services 0.2%
Atos SE	12,617	1,959,115
Capgemini SE	21,413	2,507,985

		4,467,100

Machinery 0.0%†
Alstom SA	20,202	859,112

Media 0.2%
Eutelsat Communications SA	22,027	652,741
JCDecaux SA(a)	8,791	329,002
Lagardere SCA	15,076	505,265
Publicis Groupe SA	27,141	1,894,772

		3,381,780

Multi-Utilities 0.3%
Engie SA	242,028	4,108,036
Suez	50,268	917,304
Veolia Environnement SA	63,810	1,473,917

		6,499,257

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	314,313	16,904,811

Personal Products 0.4%
L’Oreal SA	33,520	7,122,182

Pharmaceuticals 0.8%
Ipsen SA	4,774	635,161
Sanofi	151,091	15,019,067

		15,654,228

Professional Services 0.0%†
Bureau Veritas SA	33,317	859,901

Software 0.1%
Dassault Systemes SE	17,202	1,739,260

Textiles, Apparel & Luxury Goods 0.8%
Hermes International	4,220	2,127,628
Kering	10,096	4,018,912
LVMH Moet Hennessy Louis Vuitton SE	37,202	10,256,444

		16,402,984

Trading Companies & Distributors 0.0%†
Rexel SA	39,790	688,582

Transportation Infrastructure 0.1%
Aeroports de Paris	3,956	639,687
Groupe Eurotunnel SE (Registered)	63,657	767,444

		1,407,131

		200,227,417

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
GERMANY 9.6%
Air Freight & Logistics 0.3%
Deutsche Post AG (Registered)	129,378	$5,759,523

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	31,236	867,938

Auto Components 0.2%
Continental AG	14,658	3,720,425
Schaeffler AG (Preference)	18,411	297,023

		4,017,448

Automobiles 1.1%
Bayerische Motoren Werke AG	44,120	4,475,642
Bayerische Motoren Werke AG (Preference)	7,107	633,182
Daimler AG (Registered)	128,304	10,231,319
Porsche Automobil Holding SE (Preference)	20,048	1,281,818
Volkswagen AG	4,137	700,424
Volkswagen AG (Preference)	24,730	4,033,518

		21,355,903

Banks 0.1%
Commerzbank AG*	141,849	1,929,667

Capital Markets 0.4%
Deutsche Bank AG (Registered)	275,405	4,762,082
Deutsche Boerse AG	25,718	2,787,649

		7,549,731

Chemicals 1.2%
BASF SE	122,391	13,024,639
Covestro AG Reg. S(d)	14,841	1,276,077
Evonik Industries AG	22,534	805,238
FUCHS PETROLUB SE (Preference)	9,424	557,914
K+S AG (Registered)(a)	26,033	709,360
LANXESS AG	12,196	962,815
Linde AG	24,750	5,161,520
Symrise AG	16,161	1,228,093

		23,725,656

Construction & Engineering 0.0%†
HOCHTIEF AG	2,567	433,095

Construction Materials 0.1%
HeidelbergCement AG	19,776	2,032,772

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)	436,250	8,138,807
Telefonica Deutschland Holding AG	93,053	522,209

		8,661,016

Electrical Equipment 0.1%
OSRAM Licht AG	11,160	890,906

Food & Staples Retailing 0.0%†
METRO AG*	22,207	469,579

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	28,659	2,804,780
Fresenius SE & Co. KGaA	55,332	4,463,338

		7,268,118

Hotels, Restaurants & Leisure 0.1%
TUI AG	58,531	993,916

Household Products 0.3%
Henkel AG & Co. KGaA	13,801	1,679,717
Henkel AG & Co. KGaA (Preference)	23,741	3,231,738

		4,911,455

Industrial Conglomerates 0.7%
Siemens AG (Registered)	101,939	14,361,649

Insurance 1.0%
Allianz SE (Registered)	60,897	13,672,313

Hannover Rueck SE	8,123	979,003
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	20,658	4,416,798

		19,068,114

Internet & Direct Marketing Retail 0.0%†
Zalando SE Reg. S*(a)(d)	14,225	712,851

Internet Software & Services 0.1%
United Internet AG (Registered)	16,390	1,021,028

Machinery 0.1%
GEA Group AG(a)	24,368	1,108,570
KION Group AG	9,218	882,148
MAN SE	4,529	511,205

		2,501,923

Media 0.1%
Axel Springer SE	5,681	365,283
ProSiebenSat.1 Media SE	30,872	1,052,079

		1,417,362

Metals & Mining 0.1%
thyssenkrupp AG	57,971	1,718,037

Multi-Utilities 0.3%
E.ON SE	293,304	3,319,578
Innogy SE Reg. S(d)	18,507	823,657
RWE AG*	69,048	1,568,502

		5,711,737

Personal Products 0.1%
Beiersdorf AG	13,133	1,413,037

Pharmaceuticals 0.9%
Bayer AG (Registered)	110,194	15,016,550
Merck KGaA	16,849	1,875,060

		16,891,610

Real Estate Management & Development 0.2%
Deutsche Wohnen SE	47,090	1,999,758
Vonovia SE	62,796	2,672,219

		4,671,977

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	151,294	3,803,382

Software 0.7%
SAP SE	130,962	14,346,928
Textiles, Apparel & Luxury Goods 0.3%adidas AG	25,091	5,675,835
HUGO BOSS AG	9,038	796,626

		6,472,461

Trading Companies & Distributors 0.1%
Brenntag AG	20,588	1,147,291

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,662	537,834

		186,663,944

HONG KONG 3.2%
Banks 0.2%
Bank of East Asia Ltd. (The)	167,340	723,422
Hang Seng Bank Ltd.	101,900	2,487,015

		3,210,437

Capital Markets 0.2%
Hong Kong Exchanges & Clearing Ltd.	155,000	4,202,919

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	341,750	272,768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
HONG KONG (continued)
Diversified Telecommunication Services 0.0%†
HKT Trust & HKT Ltd.	508,220	$618,185
PCCW Ltd.	503,000	272,555

		890,740

Electric Utilities 0.2%
CK Infrastructure Holdings Ltd.(a)	81,000	698,483
CLP Holdings Ltd.	214,500	2,200,258
HK Electric Investments & HK Electric Investments Ltd. Reg. S(a)	394,500	359,676
Power Assets Holdings Ltd.	185,000	1,606,515

		4,864,932

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	295,000	2,393,510

Food Products 0.1%
WH Group Ltd. Reg. S(d)	1,122,500	1,195,215

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,102,725	2,072,792

Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group Ltd.	314,000	2,218,798
Melco Resorts & Entertainment Ltd., ADR	31,895	769,307
Sands China Ltd.	322,700	1,685,384
Shangri-La Asia Ltd.	162,833	303,358
SJM Holdings Ltd.(a)	263,000	241,259

		5,218,106

Household Durables 0.1%
Techtronic Industries Co. Ltd.	183,000	978,643

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	360,016	4,620,193
Jardine Matheson Holdings Ltd.	28,900	1,819,833
Jardine Strategic Holdings Ltd.	29,500	1,262,600
NWS Holdings Ltd.	196,836	384,288

		8,086,914

Insurance 0.6%
AIA Group Ltd.	1,608,800	11,931,341

Media 0.0%†
I-CABLE Communications Ltd.*	70,958	2,318

Real Estate Management & Development 0.8%
CK Asset Holdings Ltd.	348,516	2,898,696
Hang Lung Group Ltd.(a)	109,000	392,542
Hang Lung Properties Ltd.	273,000	648,793
Henderson Land Development Co. Ltd.	160,245	1,064,683
Hongkong Land Holdings Ltd.	156,800	1,124,256
Hysan Development Co. Ltd.	81,000	381,586
Kerry Properties Ltd.	94,500	392,337
New World Development Co. Ltd.	769,926	1,108,477
Sino Land Co. Ltd.	411,000	721,836
Sun Hung Kai Properties Ltd.	193,000	3,149,985
Swire Pacific Ltd., Class A	63,000	611,458
Swire Properties Ltd.	174,000	590,784
Wharf Holdings Ltd.(The)	161,500	1,439,389
Wheelock & Co. Ltd.	103,000	724,431

		15,249,253

Road & Rail 0.1%
MTR Corp. Ltd.	197,000	1,153,002

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	36,800	532,097

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	725,600	364,310
Yue Yuen Industrial Holdings Ltd.	104,500	398,410

		762,720

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U(a)	756,000	319,107

		63,336,814

IRELAND 0.5%
Airlines 0.0%†
Ryanair Holdings plc*	5,286	102,280

Banks 0.0%†
Bank of Ireland Group plc	121,979	999,319

Construction Materials 0.3%
CRH plc	111,438	4,217,861
James Hardie Industries plc CHDI	58,748	820,171

		5,038,032

Food Products 0.1%
Kerry Group plc, Class A	21,121	2,030,805

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	10,662	1,063,999

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	19,114	976,916

		10,211,351

ISRAEL 0.5%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,908	427,737

Banks 0.1%
Bank Hapoalim BM	141,116	987,591
Bank Leumi Le-Israel BM	192,533	1,021,655
Mizrahi Tefahot Bank Ltd.	18,133	324,969

		2,334,215

Chemicals 0.1%
Frutarom Industries Ltd.	5,872	451,799
Israel Chemicals Ltd.	74,090	329,845

		781,644

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	301,597	430,912

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR(a)	121,650	2,141,040

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,347	296,880

Software 0.2%
Check Point Software Technologies Ltd.*	17,314	1,974,142
Nice Ltd.	8,024	646,560

		2,620,702

		9,033,130

ITALY 2.1%
Aerospace & Defense 0.0%†
Leonardo SpA	55,288	1,035,789

Automobiles 0.1%
Ferrari NV	16,364	1,811,121

Banks 0.7%
Intesa Sanpaolo SpA	1,690,699	5,978,725
Intesa Sanpaolo SpA, RNC	121,867	403,297
Mediobanca SpA	68,360	733,616
UniCredit SpA*	266,923	5,684,883

		12,800,521

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
ITALY (continued)
Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,519,403	$1,424,970
Telecom Italia SpA, RNC	761,581	573,213

		1,998,183

Electric Utilities 0.4%
Enel SpA	1,083,797	6,526,388
Terna Rete Elettrica Nazionale SpA	187,487	1,095,102

		7,621,490

Electrical Equipment 0.0%†
Prysmian SpA	26,521	897,092

Energy Equipment & Services 0.0%†
Saipem SpA*	96,793	417,973

Insurance 0.2%
Assicurazioni Generali SpA	166,493	3,105,654
Poste Italiane SpA Reg. S(d)	78,266	576,529
UnipolSai Assicurazioni SpA(a)	148,175	346,053

		4,028,236

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	338,988	5,615,869
Snam SpA	303,207	1,461,268

		7,077,137

Pharmaceuticals 0.0%†
Recordati SpA	13,048	601,782

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	21,800	1,220,053

Transportation Infrastructure 0.1%
Atlantia SpA	60,521	1,910,707

		41,420,084

JAPAN 22.7%
Air Freight & Logistics 0.0%†
Yamato Holdings Co. Ltd.(a)	45,100	911,211

Airlines 0.1%
ANA Holdings, Inc.(a)	14,800	561,218
Japan Airlines Co. Ltd.	15,586	527,579

		1,088,797

Auto Components 0.8%
Aisin Seiki Co. Ltd.	23,300	1,228,253
Bridgestone Corp.	86,700	3,937,211
Denso Corp.	63,500	3,215,916
Koito Manufacturing Co. Ltd.(a)	15,000	941,269
NGK Spark Plug Co. Ltd.(a)	23,100	492,444
NOK Corp.	13,900	312,606
Stanley Electric Co. Ltd.	20,200	692,879
Sumitomo Electric Industries Ltd.	100,500	1,643,409
Sumitomo Rubber Industries Ltd.	26,000	476,971
Toyoda Gosei Co. Ltd.(a)	8,700	205,823
Toyota Industries Corp.(a)	21,700	1,248,547
Yokohama Rubber Co. Ltd. (The)	14,300	295,201

		14,690,529

Automobiles 2.1%
Honda Motor Co. Ltd.	229,300	6,797,622
Isuzu Motors Ltd.	76,500	1,014,780
Mazda Motor Corp.	75,980	1,165,355
Mitsubishi Motors Corp.(a)	93,799	743,104
Nissan Motor Co. Ltd.(a)	309,300	3,064,769
Subaru Corp.	82,000	2,960,152
Suzuki Motor Corp.(a)	45,800	2,404,535
Toyota Motor Corp.	347,894	20,769,067
Yamaha Motor Co. Ltd.	36,600	1,097,357

		40,016,741

Banks 1.7%
Aozora Bank Ltd.	14,500	551,994
Bank of Kyoto Ltd. (The)(a)	7,000	356,077
Chiba Bank Ltd. (The)(a)	99,000	708,689
Chugoku Bank Ltd. (The)(a)	22,900	313,999
Concordia Financial Group Ltd.	167,300	828,487
Fukuoka Financial Group, Inc.	107,000	495,106
Hachijuni Bank Ltd. (The)	59,000	369,177
Hiroshima Bank Ltd. (The)(a)	29,000	235,131
Japan Post Bank Co. Ltd.(a)	55,100	681,214
Kyushu Financial Group, Inc.(a)	49,700	306,009
Mebuki Financial Group, Inc.	143,700	555,784
Mitsubishi UFJ Financial Group, Inc.	1,604,867	10,428,102
Mizuho Financial Group, Inc.(a)	3,213,724	5,635,498
Resona Holdings, Inc.(a)	294,200	1,511,850
Seven Bank Ltd.(a)	65,400	236,079
Shinsei Bank Ltd.	24,400	390,989
Shizuoka Bank Ltd. (The)(a)	70,000	629,921
Sumitomo Mitsui Financial Group, Inc.(a)	179,053	6,887,746
Sumitomo Mitsui Trust Holdings, Inc.	44,240	1,598,621
Suruga Bank Ltd.(a)	25,000	539,869
Yamaguchi Financial Group, Inc.(a)	26,000	304,440

		33,564,782

Beverages 0.3%
Asahi Group Holdings Ltd.	51,600	2,089,108
Coca-Cola Bottlers Japan, Inc.	16,200	525,864
Kirin Holdings Co. Ltd.	115,700	2,724,123
Suntory Beverage & Food Ltd.	18,500	824,541

		6,163,636

Building Products 0.3%
Asahi Glass Co. Ltd.	26,600	987,873
Daikin Industries Ltd.	33,200	3,365,507
LIXIL Group Corp.	36,000	956,124
TOTO Ltd.(a)	18,900	796,942

		6,106,446

Capital Markets 0.3%
Daiwa Securities Group, Inc.(a)	215,400	1,221,336
Japan Exchange Group, Inc.	69,500	1,231,261
Nomura Holdings, Inc.	483,900	2,711,340
SBI Holdings, Inc.(a)	26,790	403,781

		5,567,718

Chemicals 1.1%
Air Water, Inc.	22,000	406,082
Asahi Kasei Corp.	168,000	2,069,958
Daicel Corp.	38,100	459,312
Hitachi Chemical Co. Ltd.	14,100	386,784
JSR Corp.	25,100	477,109
Kaneka Corp.	44,000	342,171
Kansai Paint Co. Ltd.(a)	25,900	652,405
Kuraray Co. Ltd.	45,900	859,039
Mitsubishi Chemical Holdings Corp.	190,700	1,819,010
Mitsubishi Gas Chemical Co., Inc.	23,300	546,575
Mitsui Chemicals, Inc.	24,600	748,077
Nippon Paint Holdings Co. Ltd.	20,700	704,036
Nissan Chemical Industries Ltd.	16,200	570,553
Nitto Denko Corp.	22,000	1,836,668
Shin-Etsu Chemical Co. Ltd.	51,800	4,635,812
Sumitomo Chemical Co. Ltd.	210,000	1,313,225
Taiyo Nippon Sanso Corp.(a)	20,000	237,041
Teijin Ltd.	27,000	532,597
Toray Industries, Inc.	194,500	1,887,329
Tosoh Corp.	38,000	856,424

		21,340,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	34,500	$826,672
Park24 Co. Ltd.(a)	14,900	363,460
Secom Co. Ltd.	28,000	2,042,360
Sohgo Security Services Co. Ltd.(a)	8,800	404,195
Toppan Printing Co. Ltd.	71,000	704,743

		4,341,430

Construction & Engineering 0.3%
JGC Corp.	24,800	401,685
Kajima Corp.	125,000	1,242,752
Obayashi Corp.	86,500	1,037,721
Shimizu Corp.	73,600	816,558
Taisei Corp.	27,000	1,416,740

		4,915,456

Construction Materials 0.0%†
Taiheiyo Cement Corp.	16,200	626,254

Consumer Finance 0.1%
Acom Co. Ltd.*(a)	59,900	232,176
AEON Financial Service Co. Ltd.(a)	14,600	306,227
Credit Saison Co. Ltd.	20,800	432,132

		970,535

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	20,400	341,182

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	8,600	310,543

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	69,700	369,644
ORIX Corp.	176,400	2,847,579

		3,217,223

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	92,228	4,229,692

Electric Utilities 0.2%
Chubu Electric Power Co., Inc.	83,700	1,039,867
Chugoku Electric Power Co., Inc. (The)(a)	34,500	366,567
Kansai Electric Power Co., Inc. (The)	93,800	1,200,633
Kyushu Electric Power Co., Inc.(a)	60,700	645,858
Tohoku Electric Power Co., Inc.	62,900	800,442
Tokyo Electric Power Co. Holdings, Inc.*	192,700	778,133

		4,831,500

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	75,000	416,424
Mabuchi Motor Co. Ltd.	5,900	295,565
Mitsubishi Electric Corp.	257,500	4,027,981
Nidec Corp.	31,800	3,913,572

		8,653,542

Electronic Equipment, Instruments & Components 1.3%
Alps Electric Co. Ltd.(a)	25,300	668,599
Hamamatsu Photonics KK	18,600	562,246
Hirose Electric Co. Ltd.	4,090	576,002
Hitachi High-Technologies Corp.	8,500	308,378
Hitachi Ltd.	644,000	4,542,732
Keyence Corp.	12,922	6,889,117
Kyocera Corp.	42,800	2,649,191
Murata Manufacturing Co. Ltd.	25,500	3,770,019
Nippon Electric Glass Co. Ltd.	11,100	429,819
Omron Corp.	25,700	1,309,024
Shimadzu Corp.	33,000	652,657
TDK Corp.	17,100	1,167,369
Yaskawa Electric Corp.	32,600	1,038,093
Yokogawa Electric Corp.	29,200	497,956

		25,061,202

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	208	498,008
Japan Prime Realty Investment Corp.	102	340,815
Japan Real Estate Investment Corp.	175	841,359
Japan Retail Fund Investment Corp.	352	631,584
Nippon Building Fund, Inc.	179	892,454
Nippon Prologis REIT, Inc.	249	524,778
Nomura Real Estate Master Fund, Inc.	477	620,731
United Urban Investment Corp.	386	565,901

		4,915,630

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	81,300	1,201,793
FamilyMart UNY Holdings Co. Ltd.	10,600	559,073
Lawson, Inc.	6,200	410,628
Seven & i Holdings Co. Ltd.	100,400	3,877,883
Sundrug Co. Ltd.	11,000	455,480
Tsuruha Holdings, Inc.	4,700	561,926

		7,066,783

Food Products 0.3%
Ajinomoto Co., Inc.	72,400	1,413,235
Calbee, Inc.(a)	9,700	341,946
Kikkoman Corp.(a)	19,600	602,967
MEIJI Holdings Co. Ltd.	15,780	1,251,249
NH Foods Ltd.	23,000	632,806
Nisshin Seifun Group, Inc.	26,223	439,526
Nissin Foods Holdings Co. Ltd.(a)	8,100	491,933
Toyo Suisan Kaisha Ltd.	11,800	433,700
Yakult Honsha Co. Ltd.(a)	12,100	870,807
Yamazaki Baking Co. Ltd.	17,300	313,020

		6,791,189

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	50,000	929,977
Toho Gas Co. Ltd.(a)	9,000	263,647
Tokyo Gas Co. Ltd.	52,200	1,280,023

		2,473,647

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.* (a)	15,100	201,196
Hoya Corp.	51,900	2,814,981
Olympus Corp.	39,200	1,328,041
Sysmex Corp.(a)	20,400	1,302,240
Terumo Corp.(a)	43,000	1,692,353

		7,338,811

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	23,200	425,401
Medipal Holdings Corp.	25,800	448,377
Miraca Holdings, Inc.	7,700	358,241
Suzuken Co. Ltd.(a)	9,420	335,790

		1,567,809

Health Care Technology 0.0%†
M3, Inc.	29,100	832,382

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. Japan Ltd.	9,326	412,929
Oriental Land Co. Ltd.	28,500	2,172,186

		2,585,115

Household Durables 0.8%
Casio Computer Co. Ltd.(a)	29,200	411,580
Iida Group Holdings Co. Ltd.(a)	21,000	374,531
Nikon Corp.(a)	44,100	765,254
Panasonic Corp.	294,200	4,265,468
Rinnai Corp.	4,400	377,441

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Household Durables (continued)
Sekisui Chemical Co. Ltd.	52,100	$1,026,037
Sekisui House Ltd.	78,200	1,318,837
Sharp Corp.* (a)	19,500	589,011
Sony Corp.	168,400	6,268,105

		15,396,264

Household Products 0.1%
Lion Corp.	32,000	586,324
Unicharm Corp.	53,800	1,234,866

		1,821,190

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	19,400	487,375

Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.(a)	14,000	410,191
Seibu Holdings, Inc.	26,000	444,452
Toshiba Corp.*	521,000	1,459,170

		2,313,813

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	143,700	2,583,458
Japan Post Holdings Co. Ltd.(a)	209,300	2,473,096
MS&AD Insurance Group Holdings, Inc.	63,341	2,044,293
Sompo Holdings, Inc.	45,950	1,791,784
Sony Financial Holdings, Inc.	23,700	389,002
T&D Holdings, Inc.	70,700	1,026,928
Tokio Marine Holdings, Inc.	90,300	3,537,075

		13,845,636

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	124,100	1,354,328
Start Today Co. Ltd.	26,700	847,070

		2,201,398

Internet Software & Services 0.1%
DeNA Co. Ltd.	16,200	363,381
Kakaku.com, Inc.(a)	16,100	205,253
Mixi, Inc.(a)	5,600	270,817
Yahoo Japan Corp.(a)	195,900	929,900

		1,769,351

IT Services 0.2%
Fujitsu Ltd.	262,000	1,952,115
Nomura Research Institute Ltd.	18,705	730,010
NTT Data Corp.	88,000	941,926
Obic Co. Ltd.	7,800	491,224
Otsuka Corp.	6,900	443,389

		4,558,664

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	28,100	964,236
Sankyo Co. Ltd.(a)	6,700	213,895
Sega Sammy Holdings, Inc.	22,600	315,851
Shimano, Inc.	9,900	1,320,599
Yamaha Corp.(a)	22,300	822,807

		3,637,388

Machinery 1.3%
Amada Holdings Co. Ltd.	49,100	539,138
FANUC Corp.	25,800	5,231,182
Hino Motors Ltd.	35,700	437,087
Hitachi Construction Machinery Co. Ltd.	14,700	436,344
Hoshizaki Corp.	7,600	668,395
IHI Corp.(a)	19,300	672,042
JTEKT Corp.	28,600	396,577
Kawasaki Heavy Industries Ltd.(a)	19,400	643,741
Komatsu Ltd.	123,000	3,503,395
Kubota Corp.	140,600	2,560,824
Kurita Water Industries Ltd.(a)	13,300	384,283
Makita Corp.	29,900	1,208,910
MINEBEA MITSUMI, Inc.	53,100	831,118
Mitsubishi Heavy Industries Ltd.(a)	42,700	1,688,897
Nabtesco Corp.	15,300	569,145
NGK Insulators Ltd.	33,800	633,909
NSK Ltd.(a)	48,300	652,310
SMC Corp.	7,600	2,682,118
Sumitomo Heavy Industries Ltd.	15,400	618,197
THK Co. Ltd.	15,400	527,300

		24,884,912

Marine 0.0%†
Mitsui OSK Lines Ltd.(a)	14,200	430,643
Nippon Yusen KK*	21,200	441,049

		871,692

Media 0.1%
Dentsu, Inc.	28,801	1,264,972
Hakuhodo DY Holdings, Inc.	33,400	439,116
Toho Co. Ltd.	15,000	524,246

		2,228,334

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	417,712
JFE Holdings, Inc.	67,400	1,317,751
Kobe Steel Ltd.(a)	45,300	518,462
Maruichi Steel Tube Ltd.	9,000	262,064
Mitsubishi Materials Corp.	16,300	563,699
Nippon Steel & Sumitomo Metal Corp.	101,344	2,329,197
Sumitomo Metal Mining Co. Ltd.(a)	33,000	1,060,919

		6,469,804

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	15,700	588,784
Isetan Mitsukoshi Holdings Ltd.(a)	44,760	469,155
J Front Retailing Co. Ltd.	35,300	488,564
Marui Group Co. Ltd.(a)	24,500	351,143
Ryohin Keikaku Co. Ltd.	3,300	972,564
Takashimaya Co. Ltd.(a)	36,000	337,480

		3,207,690

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	12,300	347,708
Inpex Corp.	126,700	1,350,336
JXTG Holdings, Inc.	410,939	2,119,215
Showa Shell Sekiyu KK	24,400	281,414

		4,098,673

Paper & Forest Products 0.0%†
Oji Holdings Corp.	120,000	647,936

Personal Products 0.4%
Kao Corp.	66,000	3,891,556
Kose Corp.	4,300	494,432
Pola Orbis Holdings, Inc.	13,600	411,153
Shiseido Co. Ltd.	50,600	2,031,396

		6,828,537

Pharmaceuticals 1.1%
Astellas Pharma, Inc.	275,700	3,512,621
Chugai Pharmaceutical Co. Ltd.	29,800	1,237,649
Daiichi Sankyo Co. Ltd.(a)	75,600	1,706,322
Eisai Co. Ltd.	35,600	1,828,837
Hisamitsu Pharmaceutical Co., Inc.	7,400	355,279
Kyowa Hakko Kirin Co. Ltd.	33,600	572,117
Mitsubishi Tanabe Pharma Corp.	30,500	701,094
Ono Pharmaceutical Co. Ltd.	55,000	1,249,581
Otsuka Holdings Co. Ltd.	52,000	2,066,698
Santen Pharmaceutical Co. Ltd.	48,700	767,930
Shionogi & Co. Ltd.	38,900	2,128,050
Sumitomo Dainippon Pharma Co. Ltd.(a)	18,800	244,783

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Pharmaceuticals (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	$296,103
Takeda Pharmaceutical Co. Ltd.(a)	94,800	5,250,292

		21,917,356

Professional Services 0.2%
Recruit Holdings Co. Ltd.	146,900	3,182,472

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	14,830	264,073
Daito Trust Construction Co. Ltd.(a)	9,200	1,676,469
Daiwa House Industry Co. Ltd.	75,500	2,608,546
Hulic Co. Ltd.	41,700	408,885
Mitsubishi Estate Co. Ltd.	166,800	2,902,501
Mitsui Fudosan Co. Ltd.	118,900	2,580,605
Nomura Real Estate Holdings, Inc.	18,100	386,909
Sumitomo Realty & Development Co. Ltd.	49,000	1,484,205
Tokyo Tatemono Co. Ltd.	26,900	344,256
Tokyu Fudosan Holdings Corp.	76,400	461,464

		13,117,913

Road & Rail 0.9%
Central Japan Railway Co.	19,200	3,368,239
East Japan Railway Co.(a)	44,076	4,071,714
Hankyu Hanshin Holdings, Inc.	32,200	1,222,279
Keikyu Corp.(a)	30,500	618,783
Keio Corp.(a)	13,200	544,658
Keisei Electric Railway Co. Ltd.	20,000	554,041
Kintetsu Group Holdings Co. Ltd.	24,000	893,167
Kyushu Railway Co.(a)	20,000	594,866
Nagoya Railroad Co. Ltd.(a)	24,600	530,726
Nippon Express Co. Ltd.	10,600	691,082
Odakyu Electric Railway Co. Ltd.(a)	41,000	778,473
Tobu Railway Co. Ltd.(a)	26,600	730,923
Tokyu Corp.	70,300	995,914
West Japan Railway Co.	21,900	1,523,253

		17,118,118

Semiconductors & Semiconductor Equipment 0.3%
Disco Corp.	3,700	754,992
Renesas Electronics Corp.*	63,400	691,760
Rohm Co. Ltd.	12,500	1,074,237
Tokyo Electron Ltd.	20,900	3,221,931

		5,742,920

Software 0.4%
Konami Holdings Corp.(a)	12,900	620,708
LINE Corp.*(a)	6,700	242,067
Nexon Co. Ltd.*	27,000	705,011
Nintendo Co. Ltd.	15,100	5,596,662
Oracle Corp. Japan	5,200	408,854
Trend Micro, Inc.	15,000	738,860

		8,312,162

Specialty Retail 0.3%
ABC-Mart, Inc.	5,000	264,013
Fast Retailing Co. Ltd.	7,100	2,096,651
Hikari Tsushin, Inc.	2,600	326,644
Nitori Holdings Co. Ltd.	10,700	1,530,604
Shimamura Co. Ltd.	2,800	336,472
USS Co. Ltd.	29,200	589,328
Yamada Denki Co. Ltd.(a)	93,400	510,476

		5,654,188

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,500	760,232
Canon, Inc.	142,200	4,860,439
FUJIFILM Holdings Corp.	54,900	2,140,421
Konica Minolta, Inc.(a)	59,900	492,138
NEC Corp.	36,100	979,046
Ricoh Co. Ltd.	90,300	878,779
Seiko Epson Corp.(a)	38,800	939,672

		11,050,727

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	19,200	286,400

Tobacco 0.2%
Japan Tobacco, Inc.	146,600	4,805,815

Trading Companies & Distributors 0.9%
ITOCHU Corp.(a)	199,400	3,267,232
Marubeni Corp.(a)	220,000	1,503,656
MISUMI Group, Inc.	34,200	903,777
Mitsubishi Corp.	201,300	4,681,769
Mitsui & Co. Ltd.(a)	227,400	3,363,560
Sumitomo Corp.(a)	158,300	2,278,950
Toyota Tsusho Corp.	28,300	930,537

		16,929,481

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.(a)	5,900	210,364
Kamigumi Co. Ltd.	17,000	394,621

		604,985

Wireless Telecommunication Services 1.0%
KDDI Corp.	241,300	6,366,003
NTT DOCOMO, Inc.(a)	181,900	4,157,712
SoftBank Group Corp.	110,000	8,891,313

		19,415,028

		443,926,214

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	12,354	1,206,165

JORDAN 0.0%†
Pharmaceuticals 0.0%†
Hikma Pharmaceuticals plc(a)	21,517	349,453

LUXEMBOURG 0.3%
Energy Equipment & Services 0.0%†
Tenaris SA(a)	61,041	865,188

Life Sciences Tools & Services 0.1%
Eurofins Scientific SE	1,460	922,672

Media 0.1%
RTL Group SA	4,690	355,121
SES SA, FDR	48,635	1,063,433

		1,418,554

Metals & Mining 0.1%
ArcelorMittal*	88,512	2,285,066

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,177	606,564

		6,098,044

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
MGM China Holdings Ltd.(a)	126,000	302,718
Wynn Macau Ltd.	211,200	570,654

		873,372

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	29,458	554,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
NETHERLANDS 4.5%
Banks 0.6%
ABN AMRO Group NV, CVA Reg. S(d)	50,103	$1,500,833
ING Groep NV	517,658	9,547,074

		11,047,907

Beverages 0.2%
Heineken Holding NV	13,323	1,252,980
Heineken NV	34,480	3,412,702

		4,665,682

Chemicals 0.3%
Akzo Nobel NV	33,603	3,103,044
Koninklijke DSM NV	24,786	2,030,066

		5,133,110

Construction & Engineering 0.0%†
Boskalis Westminster	11,185	391,217

Diversified Financial Services 0.0%†
EXOR NV	13,983	886,647

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	455,221	1,563,476

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	170,737	3,193,899

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	123,879	5,123,791

Insurance 0.2%
Aegon NV	234,975	1,368,971
NN Group NV	41,399	1,735,107

		3,104,078

Media 0.1%
Altice NV, Class A*(a)	63,674	1,277,039
Altice NV, Class B*	10,753	215,105

		1,492,144

Oil, Gas & Consumable Fuels 1.7%
Koninklijke Vopak NV	8,657	380,240
Royal Dutch Shell plc, Class A	593,217	17,876,589
Royal Dutch Shell plc, Class B	499,100	15,348,256

		33,605,085

Professional Services 0.1%
Randstad Holding NV	15,736	974,500
Wolters Kluwer NV	40,229	1,859,015

		2,833,515

Semiconductors & Semiconductor Equipment 0.7%
ASML Holding NV	49,746	8,486,228
NXP Semiconductors NV*	46,106	5,214,127

		13,700,355

Software 0.0%†
Gemalto NV	11,033	492,973

		87,233,879

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	92,734	535,707

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	244,233	644,727

Electric Utilities 0.1%
Contact Energy Ltd.	104,327	414,758
Mercury NZ Ltd.	95,982	235,050

		649,808

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	52,015	348,592

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	167,614	344,429

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.(a)	133,015	619,069

		3,142,332

NORWAY 0.7%
Banks 0.1%
DNB ASA	130,226	2,624,331

Chemicals 0.1%
Yara International ASA	22,470	1,008,619

Diversified Telecommunication Services 0.1%
Telenor ASA	100,037	2,119,920

Food Products 0.1%
Marine Harvest ASA*	57,312	1,134,900
Orkla ASA	114,125	1,171,784

		2,306,684

Insurance 0.0%†
Gjensidige Forsikring ASA	23,603	411,133

Media 0.0%†
Schibsted ASA, Class A	8,783	226,301
Schibsted ASA, Class B	13,258	312,988

		539,289

Metals & Mining 0.1%
Norsk Hydro ASA	179,206	1,303,110

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	152,348	3,056,204

		13,369,290

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP — Energias de Portugal SA	316,711	1,192,310

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	34,334	677,274

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	67,873	1,203,735

		3,073,319

SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	218,400	555,149

Airlines 0.0%†
Singapore Airlines Ltd.	71,966	533,461

Banks 0.5%
DBS Group Holdings Ltd.	237,800	3,659,003
Oversea-Chinese Banking Corp. Ltd.	419,200	3,456,017
United Overseas Bank Ltd.	175,600	3,043,112

		10,158,132

Capital Markets 0.0%†
Singapore Exchange Ltd.	115,000	627,361

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,766	399,683

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,087,950	2,951,997

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	321,727	631,967
CapitaLand Commercial Trust(a)	257,500	314,083
CapitaLand Mall Trust	369,800	545,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
SINGAPORE (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Suntec REIT	314,200	$432,777

		1,924,573

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	876,212	242,309
Wilmar International Ltd.(a)	232,494	547,043

		789,352

Hotels, Restaurants & Leisure 0.1%
Genting Singapore plc	757,596	654,845

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	199,500	956,258
Sembcorp Industries Ltd.(a)	135,000	295,113

		1,251,371

Media 0.0%†
Singapore Press Holdings Ltd.(a)	208,000	417,135

Real Estate Management & Development 0.1%
CapitaLand Ltd.	341,697	903,772
City Developments Ltd.	50,400	422,088
Global Logistic Properties Ltd.	347,400	845,206
UOL Group Ltd.	63,100	378,227

		2,549,293

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.(a)	306,900	472,009

Transportation Infrastructure 0.0%†
SATS Ltd.	76,600	260,806

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	156,389

		23,701,556

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	82,973	606,509

Health Care Providers & Services 0.0%†
Mediclinic International plc(a)	50,181	437,409

Paper & Forest Products 0.1%
Mondi plc	49,784	1,338,682

		2,382,600

SPAIN 3.4%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	888,520	7,918,708
Banco de Sabadell SA	710,954	1,486,143
Banco Santander SA	2,137,464	14,923,207
Bankia SA	126,383	609,588
Bankinter SA	91,826	868,686
CaixaBank SA	478,229	2,400,988

		28,207,320

Biotechnology 0.1%
Grifols SA	39,748	1,158,030

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	32,103	1,189,724
Ferrovial SA	65,859	1,451,217

		2,640,941

Diversified Telecommunication Services 0.3%
Telefonica SA	604,175	6,572,108

Electric Utilities 0.4%
Endesa SA	42,325	954,215
Iberdrola SA	764,274	5,936,547
Red Electrica Corp. SA	58,371	1,226,636

		8,117,398

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA	27,704	361,657

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	86,693	506,002

Gas Utilities 0.1%
Gas Natural SDG SA	46,671	1,033,987

Insurance 0.0%†
Mapfre SA	133,453	434,395

IT Services 0.2%
Amadeus IT Group SA	58,475	3,806,064

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	28,047	789,781
Repsol SA	164,213	3,029,557

		3,819,338

Specialty Retail 0.3%
Industria de Diseno Textil SA	145,357	5,477,854

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	92,380	1,867,052
Aena SME SA Reg. S(d)	8,963	1,620,202

		3,487,254

		65,622,348

SWEDEN 2.9%
Banks 0.8%
Nordea Bank AB	404,753	5,498,007
Skandinaviska Enskilda Banken AB, Class A	202,414	2,671,787
Svenska Handelsbanken AB, Class A	203,497	3,075,906
Swedbank AB, Class A	120,675	3,337,195

		14,582,895

Building Products 0.2%
Assa Abloy AB, Class B	133,560	3,056,181

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,039	721,740

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B	405,243	2,338,304

Construction & Engineering 0.1%
Skanska AB, Class B	44,983	1,042,304

Diversified Financial Services 0.3%
Industrivarden AB, Class C	20,597	522,206
Investor AB, Class B	60,695	3,005,059
Kinnevik AB, Class B	32,400	1,058,538
L E Lundbergforetagen AB, Class B	4,606	368,378

		4,954,181

Diversified Telecommunication Services 0.1%
Telia Co. AB	346,200	1,632,311

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	34,449	1,711,606

Food & Staples Retailing 0.0%†
ICA Gruppen AB(a)	10,296	387,060

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B(a)	29,096	546,431

Household Durables 0.1%
Electrolux AB Series B	31,360	1,066,346

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
SWEDEN (continued)
Household Durables (continued)
Husqvarna AB, Class B	56,471	$581,463

		1,647,809

Household Products 0.1%
Essity AB, Class B*	80,733	2,198,488

Machinery 0.7%
Alfa Laval AB	38,260	935,449
Atlas Copco AB, Class A	89,482	3,794,849
Atlas Copco AB, Class B	51,998	2,022,318
Sandvik AB	150,436	2,598,400
SKF AB, Class B	52,680	1,151,303
Volvo AB, Class B	207,141	3,993,501

		14,495,820

Metals & Mining 0.1%
Boliden AB	36,446	1,235,312

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	23,976	524,999

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B(a)	126,516	3,282,415

Tobacco 0.0%†
Swedish Match AB	23,833	836,670

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,834	513,505

		55,708,031

SWITZERLAND 8.7%
Beverages 0.0%†
Coca-Cola HBC AG*	24,800	839,968

Building Products 0.1%
Geberit AG (Registered)	4,936	2,335,115

Capital Markets 0.9%
Credit Suisse Group AG (Registered)*	323,568	5,122,494
Julius Baer Group Ltd.*	29,823	1,767,658
Partners Group Holding AG	2,313	1,571,459
UBS Group AG (Registered)*	487,553	8,332,825

		16,794,436

Chemicals 0.3%
EMS-Chemie Holding AG (Registered)	1,049	698,341
Givaudan SA (Registered)	1,230	2,676,337
Sika AG	287	2,135,438

		5,510,116

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	60,655	3,550,553

Diversified Financial Services 0.0%†
Pargesa Holding SA	5,247	436,638

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	3,451	1,768,554

Electrical Equipment 0.3%
ABB Ltd. (Registered)	265,610	6,566,816

Food Products 1.9%
Barry Callebaut AG (Registered)*	306	468,990
Chocoladefabriken Lindt & Spruengli AG	133	758,358
Chocoladefabriken Lindt & Spruengli AG (Registered)	13	901,482
Nestle SA (Registered)	413,574	34,637,393

		36,766,223

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	6,974	1,183,289
Straumann Holding AG (Registered)	1,237	795,790

		1,979,079

Insurance 0.7%
Baloise Holding AG (Registered)	6,631	1,050,421
Swiss Life Holding AG (Registered)*	4,330	1,525,255
Swiss Re AG	43,183	3,911,947
Zurich Insurance Group AG	20,161	6,157,102

		12,644,725

Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered)*	9,923	2,602,850

Machinery 0.1%
Schindler Holding AG	5,426	1,198,569
Schindler Holding AG (Registered)	2,829	609,163

		1,807,732

Marine 0.1%
Kuehne + Nagel International AG (Registered)	7,123	1,318,908

Metals & Mining 0.4%
Glencore plc*	1,630,428	7,474,204

Pharmaceuticals 2.6%
Novartis AG (Registered)	295,293	25,339,483
Roche Holding AG	93,619	23,899,212
Vifor Pharma AG(a)	6,212	734,250

		49,972,945

Professional Services 0.2%
Adecco Group AG (Registered)*	21,667	1,687,422
SGS SA (Registered)	730	1,751,234

		3,438,656

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	9,851	885,637

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	84,935	1,647,463

Specialty Retail 0.0%†
Dufry AG (Registered)*	4,568	726,392

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	69,558	6,357,154
Swatch Group AG (The)	4,110	1,709,638
Swatch Group AG (The) (Registered)	7,758	618,762

		8,685,554

Trading Companies & Distributors 0.1%
Ferguson plc	33,724	2,212,849

		169,965,413

UNITED KINGDOM 15.5%
Aerospace & Defense 0.4%
BAE Systems plc	424,277	3,590,691
Cobham plc	291,071	568,329
Meggitt plc	101,273	707,113
Rolls-Royce Holdings plc*	220,685	2,623,482

		7,489,615

Air Freight & Logistics 0.0%†
Royal Mail plc	117,816	606,573

Airlines 0.1%
easyJet plc	24,153	394,312
International Consolidated Airlines Group SA	92,379	736,017

		1,130,329

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Auto Components 0.1%
GKN plc	228,852	$1,062,311

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	142,527	2,553,742

Banks 2.4%
Barclays plc	2,269,614	5,889,651
HSBC Holdings plc	2,661,884	26,276,762
Lloyds Banking Group plc	9,562,272	8,679,443
Royal Bank of Scotland Group plc*	465,167	1,672,726
Standard Chartered plc*	438,448	4,357,830

		46,876,412

Beverages 0.6%
Coca-Cola European Partners plc	30,039	1,259,958
Diageo plc	335,459	11,028,038

		12,287,996

Capital Markets 0.3%
3i Group plc	129,632	1,586,174
Hargreaves Lansdown plc	34,528	684,869
London Stock Exchange Group plc	40,752	2,093,503
Schroders plc	15,883	714,753
St James’s Place plc	73,829	1,134,988

		6,214,287

Chemicals 0.1%
Croda International plc	17,158	872,175
Johnson Matthey plc	25,789	1,182,830

		2,055,005

Commercial Services & Supplies 0.1%
Babcock International Group plc	30,042	333,160
G4S plc	201,057	749,904

		1,083,064

Consumer Finance 0.0%†
Provident Financial plc(a)	22,171	247,114

Diversified Telecommunication Services 0.2%
BT Group plc	1,128,189	4,292,293
Inmarsat plc	62,947	542,861

		4,835,154

Electric Utilities 0.1%
SSE plc	134,698	2,520,902

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	130,365	1,052,325
Hammerson plc	101,665	731,663
Intu Properties plc	107,881	333,242
Land Securities Group plc	98,785	1,288,367
Segro plc	129,966	934,331

		4,339,928

Food & Staples Retailing 0.2%
J Sainsbury plc	218,835	697,693
Tesco plc*	1,091,043	2,736,446
Wm Morrison Supermarkets plc	274,575	861,439

		4,295,578

Food Products 0.1%
Associated British Foods plc	47,472	2,032,761
Tate & Lyle plc	59,222	514,686

		2,547,447

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc Reg. S(d)	170,033	624,259
Smith & Nephew plc	116,593	2,108,199

		2,732,458

Hotels, Restaurants & Leisure 0.4%
Compass Group plc	210,719	4,473,743
InterContinental Hotels Group plc	23,368	1,233,146
Merlin Entertainments plc Reg. S(d)	97,722	583,733
Whitbread plc	23,494	1,185,758

		7,476,380

Household Durables 0.2%
Barratt Developments plc	134,185	1,105,019
Berkeley Group Holdings plc	17,284	860,928
Persimmon plc	41,058	1,420,623
Taylor Wimpey plc	435,998	1,142,225

		4,528,795

Household Products 0.4%
Reckitt Benckiser Group plc	88,986	8,131,079

Industrial Conglomerates 0.1%
DCC plc	11,869	1,153,088
Smiths Group plc	52,698	1,115,016

		2,268,104

Insurance 1.1%
Admiral Group plc	28,315	689,902
Aviva plc	541,815	3,739,413
Direct Line Insurance Group plc	187,809	915,199
Legal & General Group plc	793,572	2,764,020
Old Mutual plc	656,937	1,711,568
Prudential plc	344,570	8,250,576
RSA Insurance Group plc	131,013	1,093,830
Standard Life Aberdeen plc	357,298	2,076,073

		21,240,581

Internet Software & Services 0.0%†
Auto Trader Group plc Reg. S(d)	133,462	702,032

IT Services 0.1%
Worldpay Group plc Reg. S(d)	257,091	1,402,165

Machinery 0.2%
CNH Industrial NV	136,217	1,635,870
IMI plc	38,491	641,894
Weir Group plc (The)	27,233	717,205

		2,994,969

Media 0.4%
ITV plc	482,760	1,130,266
Pearson plc	109,613	898,961
Sky plc	137,439	1,686,179
WPP plc	169,907	3,153,752

		6,869,158

Metals & Mining 0.7%
Anglo American plc(a)	177,810	3,192,190
Rio Tinto Ltd.	56,525	2,961,662
Rio Tinto plc	164,443	7,654,718

		13,808,570

Multiline Retail 0.1%
Marks & Spencer Group plc	206,156	976,330
Next plc	19,835	1,398,215

		2,374,545

Multi-Utilities 0.4%
Centrica plc	731,939	1,834,297
National Grid plc	457,994	5,670,238

		7,504,535

Oil, Gas & Consumable Fuels 0.9%
BP plc	2,622,370	16,766,538

Personal Products 1.2%
Unilever NV, CVA	217,069	12,851,987
Unilever plc	170,709	9,880,979

		22,732,966

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Pharmaceuticals 1.2%
AstraZeneca plc	168,665	$11,244,250
GlaxoSmithKline plc	655,322	13,072,777

		24,317,027

Professional Services 0.5%
Capita plc	88,919	673,274
Experian plc	125,470	2,520,659
Intertek Group plc	21,506	1,436,994
RELX NV	128,719	2,741,235
RELX plc	142,775	3,132,291

		10,504,453

Software 0.2%
Micro Focus International plc	58,471	1,870,501
Sage Group plc (The)	143,774	1,346,713

		3,217,214

Specialty Retail 0.1%
Dixons Carphone plc	152,035	394,480
Kingfisher plc	293,926	1,175,855

		1,570,335

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	58,398	1,379,516

Tobacco 1.3%
British American Tobacco plc	306,485	19,161,682
Imperial Brands plc	127,752	5,451,499

		24,613,181

Trading Companies & Distributors 0.2%
Ashtead Group plc	66,524	1,605,764
Bunzl plc	44,120	1,341,247
Travis Perkins plc	34,006	659,887

		3,606,898

Water Utilities 0.1%
Severn Trent plc	31,449	915,856
United Utilities Group plc	90,864	1,040,538

		1,956,394

Wireless Telecommunication Services 0.5%
Vodafone Group plc	3,547,734	9,937,462

		302,780,812

UNITED STATES 0.5%
Biotechnology 0.3%
Shire plc	120,960	6,162,176

Hotels, Restaurants & Leisure 0.1%
Carnival plc	24,440	1,555,187

Life Sciences Tools & Services 0.1%
QIAGEN NV*(a)	28,595	900,423

Pharmaceuticals 0.0%†
Taro Pharmaceutical Industries Ltd.*	1,347	151,793

		8,769,579

Total Common Stocks (cost $1,530,490,724)		1,917,579,688

Rights 0.0%†

	Number of Rights	Value
SINGAPORE 0.0%†
Equity Real Estate Investment Trusts (REITs) 0.0%†
CapitaLand Commercial Trust, expiring at an exercise price of $1.36 on 10/19/2017*(e)	42,745	9,202

Total Rights (cost $–)		9,202

Repurchase Agreements 4.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $55,004,721, collateralized by U.S. Government Treasury Securities, ranging from 0.00%—6.25%, maturing 03/31/2021—08/15/2037; total market value $56,100,000.(f)	$55,000,000	$55,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $12,798,194, collateralized by U.S. Government Agency Securities, ranging from 1.48%—4.00%, maturing 12/15/2039—09/20/2067; total market value $13,052,994.(f)	12,797,052	12,797,052
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $5,000,446, collateralized by U.S. Government Treasury Securities, ranging from 0.13%—2.50%, maturing 05/31/2021—02/15/2045; total market value $5,100,462.(f)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $16,003,267, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023—02/15/2026; total market value $16,320,064.(f)	16,000,000	16,000,000

Total Repurchase Agreements (cost $88,797,052)		88,797,052

Total Investments (cost $1,619,287,776) — 102.8%		2,006,385,942
Liabilities in excess of other assets — (2.8)%		(54,025,225)

NET ASSETS — 100.0%		$1,952,360,717

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $89,104,040, which was collateralized by cash used to purchase repurchase agreements with a total value of $88,797,052 and by $6,515,465 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% — 6.25%, and maturity dates ranging from 12/07/2017 — 08/15/2047, a total value of $95,312,518
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $12,318,692 which represents 0.63% of net assets.
(e)	Fair valued security.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $88,797,052.
†	Amount rounds to less than 0.1%. & Asset Types

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipts

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	299	12/2017	EUR	12,637,158	212,273
FTSE 100 Index	83	12/2017	GBP	8,151,870	61,504
SGX Nikkei 225 Index	88	12/2017	JPY	7,959,298	168,841
SPI 200 Index	34	12/2017	AUD	3,779,082	(12,455)

					430,163

At September 30, 2017, the Fund had $1,846,987 segregated as collateral with the broker for open futures contract.

FTSE	Financial Times Stock Exchange
SGX	Singapore Exchange
SPI	Share Price Index
Currency:
AUD	Australian Dollar
EUR	European Currency Unit
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$—	$24,083,501	$—	$24,083,501
Air Freight & Logistics	—	7,888,110	—	7,888,110
Airlines	867,938	3,205,793	—	4,073,731
Auto Components	297,023	25,848,105	—	26,145,128
Automobiles	21,994,645	47,703,482	—	69,698,127
Banks	14,730,188	229,955,354	—	244,685,542
Beverages	—	43,371,997	—	43,371,997
Biotechnology	—	15,383,653	—	15,383,653
Building Products	—	15,467,203	—	15,467,203
Capital Markets	4,762,082	41,926,647	—	46,688,729
Chemicals	20,020,150	54,026,349	—	74,046,499
Commercial Services & Supplies	—	9,814,264	—	9,814,264
Communications Equipment	—	7,008,464	—	7,008,464
Construction & Engineering	433,095	18,168,341	—	18,601,436
Construction Materials	2,032,772	11,026,553	—	13,059,325
Consumer Finance	—	1,217,649	—	1,217,649
Containers & Packaging	—	2,187,798	—	2,187,798
Distributors	—	399,683	—	399,683
Diversified Consumer Services	—	310,543	—	310,543
Diversified Financial Services	886,647	13,417,898	—	14,304,545
Diversified Telecommunication Services	8,138,807	42,788,388	—	50,927,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$7,621,490	$25,777,932	$—	$33,399,422
Electrical Equipment	—	29,023,436	—	29,023,436
Electronic Equipment, Instruments & Components	—	27,480,109	—	27,480,109
Energy Equipment & Services	—	1,283,161	—	1,283,161
Equity Real Estate Investment Trusts (REITs)	—	30,041,718	—	30,041,718
Food & Staples Retailing	—	27,297,301	—	27,297,301
Food Products	901,482	57,697,229	—	58,598,711
Gas Utilities	—	6,542,080	—	6,542,080
Health Care Equipment & Supplies	—	23,766,704	—	23,766,704
Health Care Providers & Services	4,463,338	7,231,836	—	11,695,174
Health Care Technology	—	832,382	—	832,382
Hotels, Restaurants & Leisure	769,307	25,537,876	—	26,307,183
Household Durables	—	23,090,214	—	23,090,214
Household Products	—	17,062,212	—	17,062,212
Independent Power and Renewable Electricity Producers	—	831,804	—	831,804
Industrial Conglomerates	3,082,433	25,199,418	—	28,281,851
Insurance	4,762,851	101,550,182	—	106,313,033
Internet & Direct Marketing Retail	712,851	2,201,398	—	2,914,249
Internet Software & Services	—	3,492,411	—	3,492,411
IT Services	—	14,978,770	—	14,978,770
Leisure Products	—	3,637,388	—	3,637,388
Life Sciences Tools & Services	—	4,425,945	—	4,425,945
Machinery	882,148	51,834,217	—	52,716,365
Marine	—	4,802,916	—	4,802,916
Media	—	18,589,509	—	18,589,509
Metals & Mining	1,718,037	54,862,950	—	56,580,987
Multiline Retail	—	5,817,546	—	5,817,546
Multi-Utilities	4,888,080	16,439,535	—	21,327,615
Oil, Gas & Consumable Fuels	—	95,365,538	—	95,365,538
Paper & Forest Products	—	4,927,039	—	4,927,039
Personal Products	—	38,096,722	—	38,096,722
Pharmaceuticals	2,292,833	144,059,969	—	146,352,802
Professional Services	—	21,387,206	—	21,387,206
Real Estate Management & Development	1,124,256	36,682,863	—	37,807,119
Road & Rail	—	21,688,490	—	21,688,490
Semiconductors & Semiconductor Equipment	9,017,509	16,408,708	—	25,426,217
Software	16,321,070	14,408,169	—	30,729,239
Specialty Retail	—	16,711,184	—	16,711,184
Technology Hardware, Storage & Peripherals	—	11,050,727	—	11,050,727
Textiles, Apparel & Luxury Goods	—	36,615,516	—	36,615,516
Tobacco	—	30,255,666	—	30,255,666
Trading Companies & Distributors	976,916	24,585,101	—	25,562,017
Transportation Infrastructure	250,950	12,274,596	—	12,525,546
Water Utilities	—	1,956,394	—	1,956,394
Wireless Telecommunication Services	—	30,628,948	—	30,628,948

Total Common Stocks	$133,948,898	$1,783,630,790	$—	$1,917,579,688

Futures Contracts	442,618	—	—	442,618
Repurchase Agreements	—	88,797,052	—	88,797,052
Rights	—	9,202	—	9,202

Total Assets	$134,391,516	$1,872,437,044	$—	$2,006,828,560

Liabilities:
Futures Contracts	$(12,455)	$—	$—	$(12,455)

Total Liabilities	$(12,455)	$—	$—	$(12,455)

Total	$134,379,061	$1,872,437,044	$—	$2,006,816,105

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended September 30, 2017, there were three transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer was $14,865,340. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At September 30, 2017, NVIT International Index Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended September 30, 2017, there were thirty-two transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $102,496,367. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2017, NVIT International Index Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT International Index Fund

During the period ended September 30, 2017, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	442,618

Total		$442,618

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(12,455)

Total		$(12,455)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 73.5%

	Shares	Value

Equity Funds 17.6%
Nationwide Ziegler Equity Income Fund, Class R6(a)	990,225	$15,298,969
NVIT International Index Fund, Class Y(a)	2,976,497	30,568,626
NVIT Mid Cap Index Fund, Class Y(a)	1,230,631	30,507,350
NVIT S&P 500 Index Fund, Class Y(a)	2,963,058	49,631,214
NVIT Small Cap Index Fund, Class Y(a)	577,709	7,695,086

Total Equity Funds (cost $116,132,475)		133,701,245

Fixed Income Funds 55.9%
Nationwide Core Plus Bond Fund, Class R6(a)	8,158,494	83,706,145
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,875,557	37,786,679
NVIT Bond Index Fund, Class Y(a)	20,698,156	220,021,399
NVIT Short Term Bond Fund, Class Y(a)	7,988,526	83,639,865

Total Fixed Income Funds (cost $428,796,671)		425,154,088

Total Investment Companies (cost $544,929,146)		558,855,333

Exchange Traded Funds 2.5%

	Shares	Value

Equity Funds 2.5%
Nationwide Risk-Based International Equity Fund*(a)	300,653	7,531,358
Nationwide Risk-Based US Equity Fund*(a)	456,333	11,385,508

Total Exchange Traded Funds (cost $18,946,660)		18,916,866

Investment Contract 24.0%

	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$182,411,668	182,411,668

Total Investment Contract (cost $182,411,668)		182,411,668

Total Investments (cost $746,287,474) — 100.0%		760,183,867
Liabilities in excess of other assets — 0.0%†		(372,830)

NET ASSETS — 100.0%		$759,811,037

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where(i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following:(i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$18,916,866	$—	$—	$18,916,866
Investment Companies	558,855,333	—	—	558,855,333
Investment Contract	—	—	182,411,668	182,411,668

Total	$577,772,199	$—	$182,411,668	$760,183,867

Amounts designated as “-” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$191,612,999	$191,612,999
Purchases*	10,484,276	10,484,276
Sales	(19,685,607)	(19,685,607)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$182,411,668	$182,411,668

Amounts designated as “—” are zero or have been rounded to zero.

*  Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 92.7%

	Shares	Value

Equity Funds 84.8%
Nationwide Ziegler Equity Income Fund, Class R6(a)	200,353	$3,095,457
NVIT International Index Fund, Class Y(a)	8,380,674	86,069,525
NVIT Mid Cap Index Fund, Class Y(a)	1,766,882	43,801,012
NVIT S&P 500 Index Fund, Class Y(a)	5,983,963	100,231,374
NVIT Small Cap Index Fund, Class Y(a)	2,129,484	28,364,727

Total Equity Funds (cost $198,391,715)		261,562,095

Fixed Income Funds 7.9%
Nationwide Core Plus Bond Fund, Class R6(a)	1,191,818	12,228,054
NVIT Bond Index Fund, Class Y(a)	1,146,487	12,187,152

Total Fixed Income Funds (cost $24,372,740)		24,415,206

Total Investment Companies (cost $222,764,455)		285,977,301

Exchange Traded Funds 5.4%

	Shares	Value

Equity Funds 5.4%
Nationwide Maximum Diversification US Core Equity Fund*(a)	427,654	10,687,074
Nationwide Risk-Based International Equity Fund*(a)	238,488	5,974,124

Total Exchange Traded Funds (cost $16,670,477)		16,661,198

Investment Contract 2.0%

	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$6,116,999	6,116,999

Total Investment Contract (cost $6,116,999)		6,116,999

Total Investments (cost $245,551,931) — 100.1%		308,755,498
Liabilities in excess of other assets — (0.1)%		(169,750)

NET ASSETS — 100.0%		$308,585,748

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$16,661,198	$—	$—	$16,661,198
Investment Companies	285,977,301	—	—	285,977,301
Investment Contract	—	—	6,116,999	6,116,999

Total	$302,638,499	$—	$6,116,999	$308,755,498

Amounts designated as “-” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$5,466,479	$5,466,479
Purchases*	683,880	683,880
Sales	(33,360)	(33,360)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$6,116,999	$6,116,999

Amounts designated as “—” are zero or have been rounded to zero.

*  Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 83.6%

	Shares	Value

Equity Funds 47.8%
Nationwide Ziegler Equity Income Fund, Class R6(a)	4,268,001	$65,940,609
NVIT International Index Fund, Class Y(a)	20,696,968	212,557,863
NVIT Mid Cap Index Fund, Class Y(a)	6,000,383	148,749,483
NVIT S&P 500 Index Fund, Class Y(a)	18,138,797	303,824,852
NVIT Small Cap Index Fund, Class Y(a)	3,800,665	50,624,855

Total Equity Funds (cost $621,616,299)		781,697,662

Fixed Income Funds 35.8%
Nationwide Core Plus Bond Fund, Class R6(a)	12,729,040	130,599,946
NVIT Bond Index Fund, Class Y(a)	35,234,508	374,542,823
NVIT Short Term Bond Fund, Class Y(a)	7,791,931	81,581,521

Total Fixed Income Funds (cost $592,381,333)		586,724,290

Total Investment Companies (cost $1,213,997,632)		1,368,421,952

Exchange Traded Funds 2.4%

	Shares	Value

Equity Funds 2.4%
Nationwide Risk-Based International Equity Fund*(a)	629,486	15,768,624
Nationwide Risk-Based US Equity Fund*(a)	964,486	24,063,926

Total Exchange Traded Funds (cost $39,895,589)		39,832,550

Investment Contract 14.0%

	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$	228,660,869

Total Investment Contract (cost $228,660,869)		228,660,869

Total Investments (cost $1,482,554,090) — 100.0%		1,636,915,371
Liabilities in excess of other assets — 0.0%†		(768,229)

NET ASSETS — 100.0%		$1,636,147,142

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$39,832,550	$—	$—	$39,832,550
Investment Companies	1,368,421,952	—	—	1,368,421,952
Investment Contract	—	—	228,660,869	228,660,869

Total	$1,408,254,502	$—	$228,660,869	$1,636,915,371

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Balanced Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$214,229,542	$214,229,542
Purchases*	15,412,263	15,412,263
Sales	(980,936)	(980,936)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$228,660,869	$228,660,869

Amounts designated as “—” are zero or have been rounded to zero.

*  Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 78.9%

	Shares	Value

Equity Funds 45.2%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,134,445	$17,527,180
NVIT International Index Fund, Class Y(a)	5,506,951	56,556,382
NVIT Mid Cap Index Fund, Class Y(a)	1,608,489	39,874,451
NVIT S&P 500 Index Fund, Class Y(a)	4,814,305	80,639,608
NVIT Small Cap Index Fund, Class Y(a)	1,015,265	13,523,336

Total Equity Funds (cost $188,278,856)		208,120,957

Fixed Income Funds 33.7%
Nationwide Core Plus Bond Fund, Class R6(a)	3,374,111	34,618,380
NVIT Bond Index Fund, Class Y(a)	9,331,780	99,196,825
NVIT Short Term Bond Fund, Class Y(a)	2,065,461	21,625,372

Total Fixed Income Funds (cost $156,055,385)		155,440,577

Total Investment Companies (cost $344,334,241)		363,561,534

Exchange Traded Funds 2.3%

	Shares	Value

Equity Funds 2.3%
Nationwide Risk-Based International Equity Fund*(a)	166,757	4,177,263
Nationwide Risk-Based US Equity Fund*(a)	251,807	6,282,584

Total Exchange Traded Funds (cost $10,476,614)		10,459,847

Investment Contract 13.1%

	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$60,612,640	60,612,640

Total Investment Contract (cost $60,612,640)		60,612,640

Total Investments (cost $415,423,495) — 94.3%		434,634,021
Other assets in excess of liabilities — 5.7%		26,439,142

NET ASSETS — 100.0%		$461,073,163

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	231	12/2017	USD	22,850,520	329,514
Russell 2000 E-Mini Index	65	12/2017	USD	4,851,925	298,920
S&P 500 E-Mini Index	311	12/2017	USD	39,125,355	807,379
S&P Midcap 400 E-Mini Index	82	12/2017	USD	14,724,740	631,405

					2,067,218

At September 30, 2017, the Fund had $3,166,625 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,459,847	$—	$—	$10,459,847
Futures Contracts	2,067,218	—	—	2,067,218
Investment Companies	363,561,534	—	—	363,561,534
Investment Contract	—	—	60,612,640	60,612,640

Total	$376,088,599	$—	$60,612,640	$436,701,239

Amounts designated as “-” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$53,015,561	$53,015,561
Purchases*	9,265,161	9,265,161
Sales	(1,668,082)	(1,668,082)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$60,612,640	$60,612,640

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,067,218

Total		$2,067,218

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 82.4%
	Shares	Value
Equity Funds 54.4%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,893,105	$29,248,467
NVIT International Index Fund, Class Y(a)	15,080,666	154,878,437
NVIT Mid Cap Index Fund, Class Y(a)	3,976,524	98,578,034
NVIT S&P 500 Index Fund, Class Y(a)	14,186,003	237,615,553
NVIT Small Cap Index Fund, Class Y(a)	3,011,918	40,118,752

Total Equity Funds (cost $504,389,071)		560,439,243

Fixed Income Funds 28.0%
Nationwide Core Plus Bond Fund, Class R6(a)	6,568,997	67,397,906
NVIT Bond Index Fund, Class Y(a)	18,055,264	191,927,451
NVIT Short Term Bond Fund, Class Y(a)	2,757,420	28,870,186

Total Fixed Income Funds (cost $289,033,754)		288,195,543

Total Investment Companies (cost $793,422,825)		848,634,786

Exchange Traded Funds 2.2%
	Shares	Value
Equity Funds 2.2%
Nationwide Risk-Based International Equity Fund*(a)	370,325	9,276,641
Nationwide Risk-Based US Equity Fund*(a)	559,130	13,950,294

Total Exchange Traded Funds (cost $23,264,156)		23,226,935

Investment Contract 9.4%
	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$96,331,764	96,331,764

Total Investment Contract (cost $96,331,764)		96,331,764

Total Investments (cost $913,018,745) — 94.0%		968,193,485
Other assets in excess of liabilities — 6.0%		61,662,431

NET ASSETS — 100.0%		$1,029,855,916

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	680	12/2017	USD	67,265,600	967,701
Russell 2000 E-Mini Index	224	12/2017	USD	16,720,480	1,029,751
S&P 500 E-Mini Index	915	12/2017	USD	115,111,575	2,382,719
S&P Midcap 400 E-Mini Index	226	12/2017	USD	40,582,820	1,740,483

					6,120,654

At September 30, 2017, the Fund had $9,316,450 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where(i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following:(i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$23,226,935	$—	$—	$23,226,935
Futures Contracts	6,120,654	—	—	6,120,654
Investment Companies	848,634,786	—	—	848,634,786
Investment Contract	—	—	96,331,764	96,331,764

Total	$877,982,375	$—	$96,331,764	$974,314,139

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$64,504,630	$64,504,630
Purchases*	33,323,384	33,323,384
Sales	(1,496,250)	(1,496,250)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$96,331,764	$96,331,764

Amounts designated as “—” are zero or have been rounded to zero.

*  Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$6,120,654

Total		$6,120,654

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 87.6%
	Shares	Value
Equity Funds 57.8%
Nationwide Ziegler Equity Income Fund, Class R6(a)	5,567,831	$86,022,983
NVIT International Index Fund, Class Y(a)	44,359,701	455,574,125
NVIT Mid Cap Index Fund, Class Y(a)	11,575,537	286,957,566
NVIT S&P 500 Index Fund, Class Y(a)	41,772,243	699,685,073
NVIT Small Cap Index Fund, Class Y(a)	8,721,755	116,173,771

Total Equity Funds (cost $1,118,794,539)		1,644,413,518

Fixed Income Funds 29.8%
Nationwide Core Plus Bond Fund, Class R6(a)	19,369,015	198,726,097
NVIT Bond Index Fund, Class Y(a)	53,236,964	565,908,925
NVIT Short Term Bond Fund, Class Y(a)	8,130,224	85,123,441

Total Fixed Income Funds (cost $854,817,900)		849,758,463

Total Investment Companies (cost $1,973,612,439)		2,494,171,981

Exchange Traded Funds 2.4%
	Shares	Value
Equity Funds 2.4%
Nationwide Risk-Based International Equity Fund*(a)	1,094,693	27,422,060
Nationwide Risk-Based US Equity Fund*(a)	1,652,814	41,237,709

Total Exchange Traded Funds (cost $68,769,885)		68,659,769

Investment Contract 10.0%
	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$284,033,756	284,033,756

Total Investment Contract (cost $284,033,756)		284,033,756

Total Investments (cost $2,326,416,080) — 100.0%		2,846,865,506
Liabilities in excess of other assets — 0.0%†		(1,364,352)

NET ASSETS — 100.0%		$2,845,501,154

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$68,659,769	$—	$—	$68,659,769
Investment Companies	2,494,171,981	—	—	2,494,171,981
Investment Contract	—	—	284,033,756	284,033,756

Total	$2,562,831,750	$—	$284,033,756	$2,846,865,506

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$222,897,348	$222,897,348
Purchases*	66,310,353	66,310,353
Sales	(5,173,945)	(5,173,945)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$284,033,756	$284,033,756

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90 - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 91.7%
	Shares	Value

Equity Funds 74.8%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,599,292	$24,709,061
NVIT International Index Fund, Class Y(a)	28,679,315	294,536,567
NVIT Mid Cap Index Fund, Class Y(a)	6,007,303	148,921,049
NVIT S&P 500 Index Fund, Class Y(a)	21,645,051	362,554,602
NVIT Small Cap Index Fund, Class Y(a)	6,581,170	87,661,183

Total Equity Funds (cost $637,805,974)		918,382,462

Fixed Income Funds 16.9%
Nationwide Core Plus Bond Fund, Class R6(a)	5,945,932	61,005,262
NVIT Bond Index Fund, Class Y(a)	13,764,821	146,320,052

Total Fixed Income Funds (cost $209,459,560)		207,325,314

Total Investment Companies (cost $847,265,534)		1,125,707,776

Exchange Traded Funds 5.3%
	Shares	Value

Equity Funds 5.3%
Nationwide Maximum Diversification US Core Equity Fund*(a)	1,683,137	42,061,594
Nationwide Risk-Based International Equity Fund*(a)	940,940	23,570,547

Total Exchange Traded Funds (cost $65,672,634)		65,632,141

Investment Contract 3.0%
	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$36,621,071	36,621,071

Total Investment Contract (cost $36,621,071)		36,621,071

Total Investments (cost $949,559,239) — 100.0%		1,227,960,988
Liabilities in excess of other assets — 0.0%†		(605,586)

NET ASSETS — 100.0%		$1,227,355,402

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$65,632,141	$—	$—	$65,632,141
Investment Companies	1,125,707,776	—	—	1,125,707,776
Investment Contract	—	—	36,621,071	36,621,071

Total	$1,191,339,917	$—	$36,621,071	$1,227,960,988

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$35,510,989	$35,510,989
Purchases*	1,610,206	1,610,206
Sales	(500,124)	(500,124)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$36,621,071	$36,621,071

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90 - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 81.6%

	Shares	Value
Equity Funds 37.7%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,828,537	$28,250,895
NVIT International Index Fund, Class Y(a)	8,204,216	84,257,297
NVIT Mid Cap Index Fund, Class Y(a)	3,022,367	74,924,482
NVIT S&P 500 Index Fund, Class Y(a)	8,660,017	145,055,287
NVIT Small Cap Index Fund, Class Y(a)	1,425,654	18,989,715

Total Equity Funds (cost $262,892,221)		351,477,676

Fixed Income Funds 43.9%
Nationwide Core Plus Bond Fund, Class R6(a)	8,181,872	83,946,006
Nationwide Inflation-Protected Securities Fund, Class R6(a)	2,845,085	27,739,580
NVIT Bond Index Fund, Class Y(a)	21,852,392	232,290,929
NVIT Short Term Bond Fund, Class Y(a)	6,232,738	65,256,770

Total Fixed Income Funds (cost $411,216,713)		409,233,285

Total Investment Companies (cost $674,108,934)		760,710,961

Exchange Traded Funds 2.4%

	Shares	Value
Equity Funds 2.4%
Nationwide Risk-Based International Equity Fund*(a)	359,659	9,009,458
Nationwide Risk-Based US Equity Fund*(a)	543,030	13,548,598

Total Exchange Traded Funds (cost $22,594,235)		22,558,056

Investment Contract 16.0%

	Principal Amount	Value
Nationwide Contract, 2.90%(a)(b)(c)	$149,196,334	149,196,334

Total Investment Contract (cost $149,196,334)		149,196,334

Total Investments (cost $845,899,503) — 100.0%		932,465,351
Liabilities in excess of other assets — 0.0%†		(458,673)

NET ASSETS — 100.0%		$932,006,678

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Value determined using significant unobservable inputs.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$22,558,056	$—	$—	$22,558,056
Investment Companies	760,710,961	—	—	760,710,961
Investment Contract	—	—	149,196,334	149,196,334

Total	$783,269,017	$—	$149,196,334	$932,465,351

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2016	$150,139,699	$150,139,699
Purchases*	4,639,199	4,639,199
Sales	(5,582,564)	(5,582,564)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$149,196,334	$149,196,334

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.90% - 3.00%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.4%

	Shares	Value
Airlines 0.9%
American Airlines Group, Inc.	277,550	$13,180,849

Banks 1.5%
Citigroup, Inc.	158,990	11,564,933
Citizens Financial Group, Inc.	299,730	11,350,775

		22,915,708

Beverages 3.0%
Monster Beverage Corp.*	311,730	17,223,083
PepsiCo, Inc.	256,945	28,631,381

		45,854,464

Biotechnology 7.3%
Alexion Pharmaceuticals, Inc.*	101,210	14,198,751
Amgen, Inc.	86,765	16,177,334
Celgene Corp.*	210,160	30,645,531
Clovis Oncology, Inc.*	100,810	8,306,744
FibroGen, Inc.*	136,595	7,348,811
Gilead Sciences, Inc.	243,320	19,713,786
Incyte Corp.*	115,025	13,428,019

		109,818,976

Building Products 0.8%
Owens Corning	165,610	12,809,933

Capital Markets 2.4%
Ameriprise Financial, Inc.	94,650	14,056,471
MSCI, Inc.	107,970	12,621,693
State Street Corp.	101,255	9,673,903

		36,352,067

Chemicals 0.8%
FMC Corp.	132,330	11,818,392

Communications Equipment 0.5%
Juniper Networks, Inc.	284,995	7,931,411

Construction & Engineering 1.0%
MasTec, Inc.*	325,310	15,094,384

Construction Materials 0.7%
Summit Materials, Inc., Class A*	326,950	10,472,208

Consumer Finance 0.8%
FirstCash, Inc.	121,455	7,669,883
Green Dot Corp., Class A*	75,780	3,757,173

		11,427,056

Containers & Packaging 1.6%
Berry Global Group, Inc.*	159,020	9,008,483
Packaging Corp. of America(a)	129,065	14,801,174

		23,809,657

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	148,900	7,369,061

Electronic Equipment, Instruments & Components 0.7%
Zebra Technologies Corp., Class A*	104,105	11,303,721

Equity Real Estate Investment Trusts (REITs) 1.1%
Equity LifeStyle Properties, Inc.	134,090	11,408,377
Potlatch Corp.	117,060	5,970,060

		17,378,437

Food & Staples Retailing 1.2%
Costco Wholesale Corp.(a)	114,830	18,865,421

Health Care Providers & Services 6.5%
AmerisourceBergen Corp.	159,375	13,188,281
HealthSouth Corp.(a)	262,770	12,179,389
Humana, Inc.	75,855	18,480,554
UnitedHealth Group, Inc.	213,580	41,829,643
WellCare Health Plans, Inc.*	71,485	12,276,834

		97,954,701

Hotels, Restaurants & Leisure 3.2%
Marriott International, Inc., Class A	146,430	16,145,372
Restaurant Brands International, Inc.	126,780	8,098,706
Royal Caribbean Cruises Ltd.	95,750	11,350,205
Wyndham Worldwide Corp.	123,655	13,034,474

		48,628,757

Household Durables 1.5%
Mohawk Industries, Inc.*	53,050	13,130,405
PulteGroup, Inc.	343,850	9,397,421

		22,527,826

Internet & Direct Marketing Retail 6.8%
Amazon.com, Inc.*	52,165	50,148,823
Liberty Ventures, Series A*	144,940	8,341,297
Netflix, Inc.*	104,950	19,032,683
Priceline Group, Inc. (The)*	13,865	25,384,319

		102,907,122

Internet Software & Services 8.9%
Alphabet, Inc., Class A*	80,840	78,715,525
Facebook, Inc., Class A*	328,335	56,102,601

		134,818,126

IT Services 6.7%
DXC Technology Co.	132,705	11,396,705
Euronet Worldwide, Inc.*	94,335	8,942,015
Fiserv, Inc.*	113,980	14,698,861
Square, Inc., Class A*	463,865	13,363,951
Vantiv, Inc., Class A*(a)	206,920	14,581,652
Visa, Inc., Class A	361,295	38,022,686

		101,005,870

Life Sciences Tools & Services 0.7%
ICON plc*	95,885	10,919,384

Machinery 3.8%
Cummins, Inc.	80,820	13,580,185
Deere & Co.	129,060	16,208,645
Oshkosh Corp.	131,815	10,880,010
Stanley Black & Decker, Inc.	107,735	16,264,753

		56,933,593

Media 2.6%
Comcast Corp., Class A	424,000	16,315,520
Sirius XM Holdings, Inc.(a)	1,585,885	8,754,085
Walt Disney Co.(The)	146,885	14,478,455

		39,548,060

Metals & Mining 0.7%
Steel Dynamics, Inc.(a)	288,910	9,958,728

Oil, Gas & Consumable Fuels 0.8%
EOG Resources, Inc.(a)	122,395	11,840,492

Pharmaceuticals 1.2%
Bristol-Myers Squibb Co.	285,105	18,172,593

Semiconductors & Semiconductor Equipment 6.0%
Applied Materials, Inc.	437,835	22,806,825
Broadcom Ltd.	81,265	19,710,013
Lam Research Corp.(a)	93,920	17,378,957
Micron Technology, Inc.*	517,810	20,365,467
ON Semiconductor Corp.*	611,120	11,287,387

		91,548,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Software 9.8%
Adobe Systems, Inc.*	117,165	$17,478,675
Check Point Software Technologies Ltd.*	59,875	6,826,947
Electronic Arts, Inc.*	179,300	21,168,158
FireEye, Inc.*(a)	554,740	9,302,990
Microsoft Corp.	1,110,035	82,686,507
VMware, Inc., Class A*(a)	106,190	11,594,886

		149,058,163

Specialty Retail 3.6%
Children’s Place, Inc. (The)	63,710	7,527,336
Home Depot, Inc. (The)	285,735	46,734,817

		54,262,153

Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	683,600	105,356,432
HP, Inc.	617,865	12,332,585
Western Digital Corp.	127,715	11,034,576

		128,723,593

Tobacco 1.2%
Altria Group, Inc.	291,930	18,514,201

Trading Companies & Distributors 1.4%
United Rentals, Inc.*	74,745	10,370,121
WW Grainger, Inc.(a)	59,585	10,710,404

		21,080,525

Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.*	181,565	11,195,298

Total Common Stocks (cost $1,215,826,454)		1,505,999,579

Rights 0.1%

	Number of Rights	Value
Biotechnology 0.1%
Dyax Corp., CVR* (b)(c)	326,350	489,525

Total Rights (cost $–)		489,525

Repurchase Agreements 2.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $20,001,717, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $20,400,000.(d)	$20,000,000	20,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $7,069,742, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $7,210,494.(d)	7,069,112	7,069,112
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $2,000,178, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $2,040,185.(d)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $15,003,063, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $15,300,060.(d)	15,000,000	15,000,000

Total Repurchase Agreements (cost $44,069,112)		44,069,112

Total Investments (cost $1,259,895,566) — 102.4%		1,550,558,216
Liabilities in excess of other assets — (2.4)%		(35,953,095)

NET ASSETS — 100.0%		$1,514,605,121

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $50,812,349, which was collateralized by cash used to purchase repurchase agreements with a total value of $44,069,112 and by $7,992,736 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.63% and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $52,061,848.
(b)	Value determined using significant unobservable inputs.
(c)	Illiquid security.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $44,069,112.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,505,999,579	$—	$—	$1,505,999,579
Repurchase Agreements	—	44,069,112	—	44,069,112
Rights	—	—	489,525	489,525

Total	$1,505,999,579	$44,069,112	$489,525	$1,550,558,216

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Large Cap Growth Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/2016	$407,937	$407,937
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	81,588	81,588
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$489,525	$489,525

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/2017	$81,588	$81,588

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 94.6%

	Shares	Value
Balanced Fund 94.6%
American Funds Asset Allocation Fund, Class 1	55,606,094	$1,296,734,114

Total Investment Company (cost $1,209,993,778)		1,296,734,114

Total Investments (cost $1,209,993,778) — 94.6%		1,296,734,114
Other assets in excess of liabilities — 5.4%		73,796,584

NET ASSETS — 100.0%		$1,370,530,698

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	229	12/2017	USD	22,652,680	318,917
Russell 2000 E-Mini Index	178	12/2017	USD	13,286,810	800,591
S&P 500 E-Mini Index	1,129	12/2017	USD	142,033,845	2,937,737
S&P Midcap 400 E-Mini Index	14	12/2017	USD	2,513,980	107,606

					4,164,851

At September 30, 2017, the Fund has $7,101,050 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$4,164,851
Total		$4,164,851

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 95.1%

	Shares	Value

Equity Fund 95.1%
American Funds Growth-Income Fund, Class 1	4,603,516	$221,475,150

Total Investment Company (cost $211,761,673)		221,475,150

Total Investments (cost $211,761,673) — 95.1%		221,475,150
Other assets in excess of liabilities — 4.9%		11,336,707

NET ASSETS — 100.0%		$232,811,857

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	13	12/2017	USD	1,285,960	18,691
Russell 2000 E-Mini Index	8	12/2017	USD	597,160	37,016
S&P 500 E-Mini Index	67	12/2017	USD	8,428,935	167,617
S&P Midcap 400 E-Mini Index	1	12/2017	USD	179,570	7,686

					231,010

At September 30, 2017, the Fund has $412,500 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$231,010
Total		$231,010

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.1%

	Shares	Value

Aerospace & Defense 1.9%
Curtiss-Wright Corp.	42,484	$4,441,277
Esterline Technologies Corp.*	25,336	2,284,040
Huntington Ingalls Industries, Inc.	43,615	9,876,181
KLX, Inc.*	49,440	2,616,859
Orbital ATK, Inc.	55,335	7,368,409
Teledyne Technologies, Inc.*	33,939	5,402,410

		31,989,176

Airlines 0.4%
JetBlue Airways Corp.*	316,178	5,858,778

Auto Components 0.7%
Cooper Tire & Rubber Co.(a)	50,276	1,880,322
Dana, Inc.	139,179	3,891,445
Gentex Corp.	274,272	5,430,586

		11,202,353

Automobiles 0.4%
Thor Industries, Inc.	47,021	5,920,414

Banks 8.5%
Associated Banc-Corp.	145,366	3,525,125
BancorpSouth, Inc.(a)	81,314	2,606,114
Bank of Hawaii Corp.(a)	40,971	3,415,343
Bank of the Ozarks, Inc.	116,636	5,604,360
Cathay General Bancorp	72,942	2,932,268
Chemical Financial Corp.	68,388	3,573,957
Commerce Bancshares, Inc.	85,892	4,961,981
Cullen/Frost Bankers, Inc.(a)	56,141	5,328,904
East West Bancorp, Inc.	138,778	8,296,149
First Horizon National Corp.	224,899	4,306,816
FNB Corp.	310,463	4,355,796
Fulton Financial Corp.	168,032	3,150,600
Hancock Holding Co.	81,417	3,944,654
Home BancShares, Inc.(a)	151,707	3,826,050
International Bancshares Corp.	52,026	2,086,243
MB Financial, Inc.	80,522	3,625,100
PacWest Bancorp	115,307	5,824,157
Pinnacle Financial Partners, Inc.	70,851	4,743,474
Prosperity Bancshares, Inc.	66,594	4,377,224
Signature Bank*	52,803	6,760,896
Sterling Bancorp	215,114	5,302,560
SVB Financial Group*	50,612	9,468,999
Synovus Financial Corp.	117,058	5,391,691
TCF Financial Corp.	165,048	2,812,418
Texas Capital Bancshares, Inc.*	47,641	4,087,598
Trustmark Corp.	65,065	2,154,953
UMB Financial Corp.	42,140	3,139,009
Umpqua Holdings Corp.	211,946	4,135,066
United Bankshares, Inc.	100,817	3,745,351
Valley National Bancorp(a)	254,787	3,070,183
Webster Financial Corp.	88,445	4,647,785
Wintrust Financial Corp.	53,482	4,188,175

		139,388,999

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	8,601	1,343,476

Biotechnology 0.7%
Bioverativ, Inc.*	103,888	5,928,888
United Therapeutics Corp.*(a)	41,769	4,894,909

		10,823,797

Building Products 0.4%
Lennox International, Inc.	36,476	6,528,110

Capital Markets 3.2%
Eaton Vance Corp.	111,551	$5,507,273
FactSet Research Systems, Inc.	37,679	6,786,365
Federated Investors, Inc., Class B(a)	84,053	2,496,374
Janus Henderson Group plc	174,635	6,084,283
Legg Mason, Inc.	84,842	3,335,139
MarketAxess Holdings, Inc.	36,102	6,661,180
MSCI, Inc.	86,546	10,117,227
SEI Investments Co.	126,411	7,718,656
Stifel Financial Corp.	65,774	3,516,278

		52,222,775

Chemicals 3.0%
Ashland Global Holdings, Inc.(a)	59,938	3,919,346
Cabot Corp.	59,900	3,342,420
Chemours Co. (The)	177,607	8,988,690
Minerals Technologies, Inc.	33,861	2,392,280
NewMarket Corp.	8,883	3,781,937
Olin Corp.	159,692	5,469,451
PolyOne Corp.	78,562	3,144,837
RPM International, Inc.	128,262	6,584,971
Scotts Miracle-Gro Co. (The)	39,328	3,828,188
Sensient Technologies Corp.	42,134	3,240,947
Valvoline, Inc.	195,109	4,575,306

		49,268,373

Commercial Services & Supplies 1.8%
Brink’s Co. (The)	48,551	4,090,422
Clean Harbors, Inc.*	49,987	2,834,263
Copart, Inc.*	192,635	6,620,865
Deluxe Corp.(a)	46,511	3,393,442
Herman Miller, Inc.	57,441	2,062,132
HNI Corp.	42,427	1,759,448
MSA Safety, Inc.	32,644	2,595,524
Pitney Bowes, Inc.	179,839	2,519,544
Rollins, Inc.	92,463	4,266,243

		30,141,883

Communications Equipment 1.4%
ARRIS International plc*	169,544	4,830,308
Brocade Communications Systems, Inc.	397,405	4,748,990
Ciena Corp.*	136,169	2,991,633
InterDigital, Inc.	33,424	2,465,020
NetScout Systems, Inc.*	86,002	2,782,165
Plantronics, Inc.	32,409	1,433,126
ViaSat, Inc.*(a)	51,820	3,333,062

		22,584,304

Construction & Engineering 1.2%
AECOM*	150,522	5,540,715
Dycom Industries, Inc.*(a)	29,852	2,563,690
EMCOR Group, Inc.	56,886	3,946,750
Granite Construction, Inc.(a)	38,405	2,225,570
KBR, Inc.	134,356	2,402,285
Valmont Industries, Inc.	21,699	3,430,612

		20,109,622

Construction Materials 0.3%
Eagle Materials, Inc.(a)	46,634	4,975,848

Consumer Finance 0.3%
SLM Corp.*	414,986	4,759,890

Containers & Packaging 1.3%
AptarGroup, Inc.(a)	60,247	5,199,918
Bemis Co., Inc.	87,330	3,979,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value

Containers & Packaging (continued)
Greif, Inc., Class A	24,815	$1,452,670
Owens-Illinois, Inc.*	156,654	3,941,415
Silgan Holdings, Inc.	70,993	2,089,324
Sonoco Products Co.	95,471	4,816,512

		21,479,467

Distributors 0.3%
Pool Corp.	39,677	4,291,861

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	59,624	2,137,520
Graham Holdings Co., Class B	4,453	2,605,450
Service Corp. International	180,071	6,212,450
Sotheby’s*	35,920	1,656,271

		12,611,691

Diversified Telecommunication Services 0.0%†
Frontier Communications Corp.(a)	75,657	891,996

Electric Utilities 1.9%
Great Plains Energy, Inc.	207,140	6,276,342
Hawaiian Electric Industries, Inc.(a)	104,539	3,488,466
IDACORP, Inc.	48,555	4,269,441
OGE Energy Corp.	191,817	6,911,167
PNM Resources, Inc.	76,490	3,082,547
Westar Energy, Inc.	136,435	6,767,176

		30,795,139

Electrical Equipment 0.7%
EnerSys	41,775	2,889,577
Hubbell, Inc.	52,542	6,095,923
Regal Beloit Corp.	42,975	3,395,025

		12,380,525

Electronic Equipment, Instruments & Components 5.1%
Arrow Electronics, Inc.*	84,758	6,815,391
Avnet, Inc.	118,204	4,645,417
Belden, Inc.	40,628	3,271,773
Cognex Corp.	83,153	9,170,113
Coherent, Inc.*	23,678	5,568,355
IPG Photonics Corp.*	36,219	6,702,688
Jabil, Inc.	172,164	4,915,282
Keysight Technologies, Inc.*	178,047	7,417,438
Knowles Corp.*(a)	86,128	1,315,175
Littelfuse, Inc.(a)	21,816	4,273,318
National Instruments Corp.	102,778	4,334,148
SYNNEX Corp.	28,036	3,546,834
Tech Data Corp.*(a)	33,346	2,962,792
Trimble, Inc.*	243,152	9,543,716
VeriFone Systems, Inc.*	107,499	2,180,080
Vishay Intertechnology, Inc.(a)	129,140	2,427,832
Zebra Technologies Corp., Class A*	51,011	5,538,775

		84,629,127

Energy Equipment & Services 1.5%
Core Laboratories NV	42,368	4,181,722
Diamond Offshore Drilling, Inc.*(a)	61,948	898,246
Dril-Quip, Inc.*	36,503	1,611,607
Ensco plc, Class A	292,697	1,747,401
Nabors Industries Ltd.(a)	275,147	2,220,436
Oceaneering International, Inc.(a)	94,389	2,479,599
Patterson-UTI Energy, Inc.	204,924	4,291,109
Rowan Cos. plc, Class A*(a)	109,130	1,402,321
Superior Energy Services, Inc.*	146,796	1,567,781
Transocean Ltd.*(a)	375,732	4,042,876

		24,443,098

Equity Real Estate Investment Trusts (REITs) 9.1%
Alexander & Baldwin, Inc.	44,435	2,058,674
American Campus Communities, Inc.	131,039	5,785,372
Camden Property Trust	88,732	8,114,541
CoreCivic, Inc.	113,512	3,038,716
CoreSite Realty Corp.	32,842	3,675,020
Corporate Office Properties Trust	95,944	3,149,842
Cousins Properties, Inc.	403,406	3,767,812
CyrusOne, Inc.	87,687	5,167,395
DCT Industrial Trust, Inc.	89,491	5,183,319
Douglas Emmett, Inc.	147,056	5,796,948
Education Realty Trust, Inc.	70,579	2,535,903
EPR Properties	61,555	4,292,846
First Industrial Realty Trust, Inc.	115,112	3,463,720
GEO Group, Inc. (The)	119,334	3,210,085
Healthcare Realty Trust, Inc.	120,611	3,900,560
Highwoods Properties, Inc.	99,159	5,165,192
Hospitality Properties Trust	148,395	4,227,774
JBG SMITH Properties*	89,691	3,068,329
Kilroy Realty Corp.	94,480	6,719,418
Lamar Advertising Co., Class A	80,312	5,503,781
LaSalle Hotel Properties	113,357	3,289,620
Liberty Property Trust	141,499	5,809,949
Life Storage, Inc.	44,647	3,652,571
Mack-Cali Realty Corp.	86,941	2,061,371
Medical Properties Trust, Inc.	353,833	4,645,827
National Retail Properties, Inc.	143,339	5,971,503
Omega Healthcare Investors, Inc.	191,211	6,101,543
Potlatch Corp.	39,309	2,004,759
Quality Care Properties, Inc.*	90,829	1,407,849
Rayonier, Inc.	124,181	3,587,589
Sabra Health Care REIT, Inc.	168,845	3,704,459
Senior Housing Properties Trust	214,136	4,186,359
Tanger Factory Outlet Centers, Inc.	91,208	2,227,299
Taubman Centers, Inc.	58,386	2,901,784
Uniti Group, Inc.	158,408	2,322,261
Urban Edge Properties	101,668	2,452,232
Washington Prime Group, Inc.	178,429	1,486,314
Weingarten Realty Investors	114,712	3,640,959

		149,279,495

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	36,728	4,019,880
Sprouts Farmers Market, Inc.*	121,374	2,278,190
United Natural Foods, Inc.*	48,904	2,033,917

		8,331,987

Food Products 2.5%
Dean Foods Co.	87,324	950,085
Flowers Foods, Inc.	176,948	3,328,392
Hain Celestial Group, Inc. (The)*	99,602	4,098,622
Ingredion, Inc.	68,892	8,311,131
Lamb Weston Holdings, Inc.	140,398	6,583,262
Lancaster Colony Corp.	18,732	2,250,088
Post Holdings, Inc.*(a)	63,568	5,611,147
Sanderson Farms, Inc.	19,220	3,104,415
Snyder’s-Lance, Inc.	81,679	3,115,237
Tootsie Roll Industries, Inc.(a)	18,403	699,314
TreeHouse Foods, Inc.*	54,929	3,720,341

		41,772,034

Gas Utilities 2.2%
Atmos Energy Corp.	101,877	8,541,368
National Fuel Gas Co.	82,131	4,649,436

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value

Gas Utilities (continued)
New Jersey Resources Corp.	83,121	$3,503,550
ONE Gas, Inc.	50,205	3,697,096
Southwest Gas Holdings, Inc.	45,752	3,551,270
UGI Corp.	166,527	7,803,455
WGL Holdings, Inc.	49,260	4,147,692

		35,893,867

Health Care Equipment & Supplies 3.0%
ABIOMED, Inc.*	40,242	6,784,801
Globus Medical, Inc., Class A*(a)	69,696	2,071,365
Halyard Health, Inc.*	45,097	2,030,718
Hill-Rom Holdings, Inc.	63,279	4,682,646
LivaNova plc*(a)	41,702	2,921,642
Masimo Corp.*	45,898	3,972,931
NuVasive, Inc.*(a)	48,798	2,706,337
STERIS plc(a)	81,579	7,211,584
Teleflex, Inc.	43,258	10,467,138
West Pharmaceutical Services, Inc.	71,079	6,842,065

		49,691,227

Health Care Providers & Services 1.7%
Acadia Healthcare Co., Inc.*(a)	78,565	3,752,264
HealthSouth Corp.(a)	94,951	4,400,979
LifePoint Health, Inc.*	38,532	2,231,003
MEDNAX, Inc.*	89,995	3,880,584
Molina Healthcare, Inc.*	42,244	2,904,698
Owens & Minor, Inc.	59,088	1,725,370
Tenet Healthcare Corp.*(a)	77,261	1,269,398
WellCare Health Plans, Inc.*	42,781	7,347,209

		27,511,505

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*	174,607	2,484,658
Medidata Solutions, Inc.*(a)	56,193	4,386,425

		6,871,083

Hotels, Restaurants & Leisure 2.6%
Brinker International, Inc.(a)	46,999	1,497,388
Buffalo Wild Wings, Inc.*(a)	14,888	1,573,661
Cheesecake Factory, Inc. (The)(a)	41,990	1,768,619
Churchill Downs, Inc.	12,458	2,568,840
Cracker Barrel Old Country Store, Inc.	23,140	3,508,487
Domino’s Pizza, Inc.	46,349	9,202,594
Dunkin’ Brands Group, Inc.	86,677	4,600,815
ILG, Inc.	102,186	2,731,432
International Speedway Corp., Class A	23,159	833,724
Jack in the Box, Inc.(a)	28,370	2,891,470
Papa John’s International, Inc.	25,610	1,871,323
Six Flags Entertainment Corp.	76,218	4,644,725
Texas Roadhouse, Inc.	62,769	3,084,469
Wendy’s Co. (The)	175,381	2,723,667

		43,501,214

Household Durables 1.9%
CalAtlantic Group, Inc.	73,427	2,689,631
Helen of Troy Ltd.*	26,204	2,539,168
KB Home	80,046	1,930,709
NVR, Inc.*	3,344	9,547,120
Tempur Sealy International, Inc.*(a)	44,150	2,848,558
Toll Brothers, Inc.	146,117	6,059,472
TRI Pointe Group, Inc.*	145,361	2,007,435
Tupperware Brands Corp.	48,958	3,026,584

		30,648,677

Household Products 0.2%
Energizer Holdings, Inc.(a)	59,657	$2,747,205

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	60,732	6,090,812

Insurance 4.2%
Alleghany Corp.*	14,206	7,870,266
American Financial Group, Inc.	65,998	6,827,493
Aspen Insurance Holdings Ltd.	57,481	2,322,232
Brown & Brown, Inc.	111,572	5,376,655
CNO Financial Group, Inc.	155,700	3,634,038
First American Financial Corp.	106,348	5,314,210
Genworth Financial, Inc., Class A*	437,761	1,685,380
Hanover Insurance Group, Inc. (The)	40,763	3,951,158
Kemper Corp.	46,819	2,481,407
Mercury General Corp.(a)	35,064	1,987,778
Old Republic International Corp.	235,544	4,637,861
Primerica, Inc.(a)	42,252	3,445,651
Reinsurance Group of America, Inc.	61,946	8,643,325
RenaissanceRe Holdings Ltd.	36,941	4,992,207
WR Berkley Corp.	92,025	6,141,748

		69,311,409

Internet & Direct Marketing Retail 0.1%
HSN, Inc.	30,832	1,203,990

Internet Software & Services 0.7%
Cars.com, Inc.*(a)	69,108	1,838,964
j2 Global, Inc.(a)	46,427	3,430,027
LogMeIn, Inc.	50,601	5,568,640

		10,837,631

IT Services 3.3%
Acxiom Corp.*(a)	76,500	1,884,960
Broadridge Financial Solutions, Inc.	111,990	9,051,032
Convergys Corp.(a)	89,596	2,319,640
CoreLogic, Inc.*	81,512	3,767,485
DST Systems, Inc.	58,119	3,189,571
Jack Henry & Associates, Inc.	74,380	7,645,520
Leidos Holdings, Inc.	136,646	8,092,176
MAXIMUS, Inc.	62,307	4,018,801
Sabre Corp.	200,331	3,625,991
Science Applications International Corp.	42,188	2,820,268
Teradata Corp.*(a)	121,024	4,089,401
WEX, Inc.*	38,325	4,300,832

		54,805,677

Leisure Products 0.6%
Brunswick Corp.	85,481	4,784,371
Polaris Industries, Inc.(a)	55,882	5,846,934

		10,631,305

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	19,319	4,293,068
Bio-Techne Corp.	35,859	4,334,995
Charles River Laboratories International, Inc.*	45,762	4,943,211
INC Research Holdings, Inc., Class A*	53,991	2,823,729
PAREXEL International Corp.*	49,096	4,324,376

		20,719,379

Machinery 5.0%
AGCO Corp.	63,413	4,677,977
Crane Co.	48,660	3,892,313
Donaldson Co., Inc.	126,149	5,795,285
Graco, Inc.	53,785	6,652,667
IDEX Corp.	73,408	8,916,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value

Machinery (continued)
ITT, Inc.	84,623	$3,746,260
Kennametal, Inc.	77,487	3,125,826
Lincoln Electric Holdings, Inc.	59,506	5,455,510
Nordson Corp.	48,764	5,778,534
Oshkosh Corp.	71,874	5,932,480
Terex Corp.	81,576	3,672,551
Timken Co. (The)	65,796	3,194,396
Toro Co. (The)	103,655	6,432,829
Trinity Industries, Inc.	145,804	4,651,148
Wabtec Corp.(a)	82,052	6,215,439
Woodward, Inc.	53,006	4,113,796

		82,253,881

Marine 0.2%
Kirby Corp.*	51,955	3,426,432

Media 1.5%
AMC Networks, Inc., Class A*(a)	50,117	2,930,341
Cable One, Inc.	4,525	3,267,593
Cinemark Holdings, Inc.	101,882	3,689,147
John Wiley & Sons, Inc., Class A	42,803	2,289,960
Live Nation Entertainment, Inc.*	128,697	5,604,754
Meredith Corp.(a)	37,916	2,104,338
New York Times Co. (The), Class A(a)	121,016	2,371,914
TEGNA, Inc.	206,620	2,754,245

		25,012,292

Metals & Mining 2.0%
Allegheny Technologies, Inc.*(a)	104,779	2,504,218
Carpenter Technology Corp.(a)	45,057	2,164,088
Commercial Metals Co.	111,272	2,117,506
Compass Minerals International, Inc.(a)	32,562	2,113,274
Reliance Steel & Aluminum Co.	70,025	5,333,804
Royal Gold, Inc.	62,815	5,404,603
Steel Dynamics, Inc.	230,560	7,947,403
United States Steel Corp.(a)	167,762	4,304,773
Worthington Industries, Inc.	42,991	1,977,586

		33,867,255

Multiline Retail 0.2%
Big Lots, Inc.(a)	42,574	2,280,689
Dillard’s, Inc., Class A(a)	20,267	1,136,371

		3,417,060

Multi-Utilities 1.0%
Black Hills Corp.(a)	51,473	3,544,945
MDU Resources Group, Inc.	187,591	4,867,986
NorthWestern Corp.	46,557	2,650,956
Vectren Corp.	79,718	5,243,053

		16,306,940

Oil, Gas & Consumable Fuels 2.5%
Callon Petroleum Co.*(a)	193,101	2,170,455
CONSOL Energy, Inc.*	199,207	3,374,567
Energen Corp.*	93,358	5,104,815
Gulfport Energy Corp.*	158,054	2,266,494
HollyFrontier Corp.	170,278	6,124,900
Matador Resources Co.*(a)	85,646	2,325,289
Murphy Oil Corp.	155,925	4,141,368
PBF Energy, Inc., Class A(a)	105,468	2,911,971
QEP Resources, Inc.*	231,698	1,985,652
SM Energy Co.	98,315	1,744,108
Southwestern Energy Co.*	489,060	2,988,157
World Fuel Services Corp.	65,982	2,237,450
WPX Energy, Inc.*	382,141	$4,394,621

		41,769,847

Paper & Forest Products 0.4%
Domtar Corp.	60,117	2,608,476
Louisiana-Pacific Corp.*	139,271	3,771,459

		6,379,935

Personal Products 0.5%
Avon Products, Inc.*	425,190	990,693
Edgewell Personal Care Co.*	54,721	3,982,047
Nu Skin Enterprises, Inc., Class A(a)	47,800	2,938,744

		7,911,484

Pharmaceuticals 0.9%
Akorn, Inc.*	89,988	2,986,702
Catalent, Inc.*	126,127	5,034,990
Endo International plc*(a)	193,026	1,653,268
Mallinckrodt plc*(a)	93,341	3,488,153
Prestige Brands Holdings, Inc.*	51,162	2,562,704

		15,725,817

Professional Services 0.7%
Dun & Bradstreet Corp. (The)	35,543	4,137,561
ManpowerGroup, Inc.	64,143	7,557,328

		11,694,889

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	43,588	5,383,118

Road & Rail 1.8%
Avis Budget Group, Inc.*	69,861	2,658,909
Genesee & Wyoming, Inc., Class A*	59,168	4,379,024
Knight-Swift Transportation Holdings, Inc.*	122,602	5,094,113
Landstar System, Inc.	40,288	4,014,699
Old Dominion Freight Line, Inc.	65,680	7,232,025
Ryder System, Inc.	51,078	4,318,645
Werner Enterprises, Inc.	43,040	1,573,112

		29,270,527

Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc.*	61,503	3,279,340
Cree, Inc.*	93,967	2,648,930
Cypress Semiconductor Corp.(a)	319,357	4,796,742
First Solar, Inc.*(a)	78,229	3,589,147
Integrated Device Technology, Inc.*	128,175	3,406,891
Microsemi Corp.*	110,915	5,709,904
Monolithic Power Systems, Inc.	36,570	3,896,534
Silicon Laboratories, Inc.*	40,867	3,265,273
Synaptics, Inc.*	32,357	1,267,747
Teradyne, Inc.	190,019	7,085,809
Versum Materials, Inc.	104,638	4,062,047

		43,008,364

Software 3.4%
ACI Worldwide, Inc.*	113,380	2,582,796
Blackbaud, Inc.(a)	46,163	4,053,111
CDK Global, Inc.	126,510	7,981,516
CommVault Systems, Inc.*	40,745	2,477,296
Fair Isaac Corp.	29,457	4,138,709
Fortinet, Inc.*	145,185	5,203,430
Manhattan Associates, Inc.*(a)	66,228	2,753,098
PTC, Inc.*	111,042	6,249,444
Take-Two Interactive Software, Inc.*	102,373	10,465,592
Tyler Technologies, Inc.*	33,322	5,808,691

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value

Software (continued)
Ultimate Software Group, Inc. (The)*(a)	27,217	$5,160,343

		56,874,026

Specialty Retail 1.8%
Aaron’s, Inc.	60,024	2,618,847
American Eagle Outfitters, Inc.	161,996	2,316,543
AutoNation, Inc.*(a)	62,733	2,977,308
Bed Bath & Beyond, Inc.(a)	138,613	3,253,247
Dick’s Sporting Goods, Inc.(a)	81,312	2,196,237
GameStop Corp., Class A(a)	97,532	2,015,011
Michaels Cos., Inc. (The)*	106,041	2,276,700
Murphy USA, Inc.*(a)	32,282	2,227,458
Office Depot, Inc.	497,932	2,260,611
Sally Beauty Holdings, Inc.*	126,186	2,470,722
Urban Outfitters, Inc.*	78,066	1,865,778
Williams-Sonoma, Inc.	76,558	3,817,182

		30,295,644

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a)	109,709	1,469,004
Diebold Nixdorf, Inc.(a)	72,532	1,657,356
NCR Corp.*	116,702	4,378,659

		7,505,019

Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	46,002	4,542,698
Deckers Outdoor Corp.*	30,962	2,118,110
Skechers U.S.A., Inc., Class A*	128,598	3,226,524

		9,887,332

Thrifts & Mortgage Finance 0.5%
New York Community Bancorp, Inc.	469,740	6,054,949
Washington Federal, Inc.(a)	85,411	2,874,080

		8,929,029

Trading Companies & Distributors 0.7%
GATX Corp.(a)	37,251	2,293,172
MSC Industrial Direct Co., Inc., Class A	43,321	3,273,768
NOW, Inc.*	104,140	1,438,173
Watsco, Inc.(a)	29,181	4,700,184

		11,705,297

Water Utilities 0.3%
Aqua America, Inc.	170,790	5,668,520

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	88,307	2,462,882

Total Common Stocks (cost $1,195,637,353)		1,617,244,789

Repurchase Agreements 4.1%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $19,001,631, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $19,380,000.(b)	$19,000,000	19,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $18,568,151, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $18,937,825.(b)	18,566,495	18,566,495
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $10,000,892, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $10,200,925.(b)	10,000,000	10,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $20,004,083, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $20,400,079.(b)	20,000,000	20,000,000

Total Repurchase Agreements (cost $67,566,495)		67,566,495

Total Investments (cost $1,263,203,848) — 102.2%		1,684,811,284
Liabilities in excess of other assets — (2.2)%		(36,418,336)

NET ASSETS — 100.0%		$1,648,392,948

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $155,791,408, which was collateralized by cash used to purchase repurchase agreements with a total value of $67,566,495 and $92,191,943 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from in the form of 0.00% - 6.63%, and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $159,758,438.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $67,566,495.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)

Long Contracts
S&P Midcap 400 E-Mini Index	196	12/2017	USD	35,195,720	1,453,206

					1,453,206

At September 30, 2017, the fund had $1,400,000 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,617,244,789	$—	$—	$1,617,244,789
Futures Contracts	1,453,206	—	—	1,453,206
Repurchase Agreements	—	67,566,495	—	67,566,495

Total	$1,618,697,995	$67,566,495	$—	$1,686,264,490

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Mid Cap Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,453,206

Total		$1,453,206

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)

U.S. Government Agency Securities 43.1%

	Principal Amount	Value
FFCB 0.69%, 10/04/2017	$1,750,000	$1,749,899
0.71%, 10/20/2017	5,400,000	5,399,826
0.82%, 12/12/2017	8,766,000	8,763,633
0.67%, 01/08/2018	3,500,000	3,495,008
3.13%, 03/09/2018	2,000,000	2,016,559
(USD 1 Month LIBOR + 0.05%), 1.28%, 04/09/2018(a)	2,140,000	2,139,954
1.20%, 04/11/2018	1,500,000	1,490,480
0.93%, 04/13/2018	5,000,000	4,991,434
1.25%, 08/10/2018	1,400,000	1,399,826
1.95%, 08/28/2018	1,000,000	1,006,172
(USD 1 Month LIBOR + 0.02%), 1.26%, 09/14/2018(a)	11,000,000	10,998,941
(USD 1 Month LIBOR + 0.06%), 1.30%, 09/21/2018(a)	12,500,000	12,500,000
(USD 1 Month LIBOR + 0.07%), 1.30%, 10/22/2018(a)	1,000,000	1,001,557
(USD 1 Month LIBOR - 0.14%), 1.10%, 10/25/2018(a)	7,000,000	7,000,000
(USD 1 Month LIBOR - 0.05%), 1.19%, 02/21/2019(a)	1,300,000	1,299,967
(USD 1 Month LIBOR + 0.15%), 1.39%, 03/01/2019(a)	3,500,000	3,509,608
(USD 1 Month LIBOR - 0.04%), 1.20%, 03/13/2019(a)	4,250,000	4,249,876
(USD 1 Month LIBOR - 0.04%), 1.19%, 03/15/2019(a)	1,500,000	1,499,972
(USD 1 Month LIBOR - 0.09%), 1.15%, 05/01/2019(a)	7,250,000	7,249,654
(USD 1 Month LIBOR - 0.09%), 1.15%, 05/15/2019(a)	3,250,000	3,250,000
(USD 1 Month LIBOR - 0.07%), 1.17%, 07/29/2019(a)	5,000,000	5,000,000
FHLB 0.92%, 10/03/2017	25,000,000	24,998,722
(USD 1 Month LIBOR - 0.05%), 1.19%, 10/10/2017(a)	34,000,000	34,000,524
0.95%, 10/11/2017	6,000,000	5,998,425
(USD 1 Month LIBOR - 0.17%), 1.07%, 10/30/2017(a)	24,000,000	24,000,000
1.00%, 12/07/2017	7,000,000	6,986,972
(USD 1 Month LIBOR + 0.07%), 1.30%, 12/07/2017(a)	17,295,000	17,296,154
0.75%, 12/08/2017	1,000,000	999,166
1.13%, 12/08/2017	3,500,000	3,501,592
1.00%, 12/19/2017	2,000,000	2,000,573
(USD 1 Month LIBOR - 0.16%), 1.08%, 01/12/2018(a)	4,750,000	4,750,000
(USD 3 Month LIBOR - 0.34%), 0.96%, 01/17/2018(a)	25,000,000	25,000,000
(USD 3 Month LIBOR - 0.30%), 1.01%, 01/24/2018(a)	35,000,000	35,000,000
(USD 3 Month LIBOR - 0.36%), 0.95%, 01/25/2018(a)	3,800,000	3,800,000
(USD 1 Month LIBOR - 0.16%), 1.08%, 01/25/2018(a)	15,500,000	15,500,000
0.90%, 01/26/2018	2,750,000	2,747,661
1.00%, 02/05/2018	5,000,000	4,996,200
1.00%, 02/12/2018	3,500,000	3,498,454
1.14%, 02/12/2018	700,000	699,886
(USD 1 Month LIBOR - 0.15%), 1.08%, 02/15/2018(a)	20,000,000	20,000,000
(USD 3 Month LIBOR - 0.21%), 1.11%, 02/23/2018(a)	7,000,000	7,000,000
(USD 1 Month LIBOR - 0.16%), 1.07%, 02/28/2018(a)	12,250,000	12,250,000
1.13%, 02/28/2018	2,000,000	1,990,625
(USD 1 Month LIBOR + 0.04%), 1.27%, 02/28/2018(a)	1,100,000	1,100,798
(USD 1 Month LIBOR - 0.14%), 1.09%, 04/06/2018(a)	5,000,000	5,000,000
(USD 1 Month LIBOR - 0.14%), 1.09%, 04/06/2018(a)	2,000,000	1,999,689
(USD 1 Month LIBOR - 0.12%), 1.11%, 04/16/2018(a)	4,500,000	4,500,000
(USD 1 Month LIBOR - 0.12%), 1.11%, 04/17/2018(a)	6,500,000	6,500,000
(USD 3 Month LIBOR - 0.25%), 1.07%, 05/08/2018(a)	6,500,000	6,500,000
(USD 3 Month LIBOR - 0.13%), 1.19%, 05/08/2018(a)	4,000,000	3,999,879
(USD 1 Month LIBOR - 0.14%), 1.10%, 05/18/2018(a)	8,000,000	8,000,000
1.25%, 06/08/2018	4,000,000	3,999,198
2.75%, 06/08/2018	7,000,000	7,070,537
1.00%, 06/19/2018	1,400,000	1,397,416
0.88%, 06/29/2018	14,500,000	14,457,014
1.25%, 07/10/2018	5,000,000	4,998,322
0.84%, 07/12/2018	6,650,000	6,626,756
(USD 1 Month LIBOR - 0.08%), 1.16%, 07/20/2018(a)	4,750,000	4,751,183
1.25%, 07/27/2018	2,750,000	2,749,532
(USD 1 Month LIBOR - 0.13%), 1.11%, 08/20/2018(a)	12,500,000	12,500,000
(USD 1 Month LIBOR - 0.13%), 1.11%, 08/21/2018(a)	10,800,000	10,800,000
1.25%, 09/05/2018	4,405,000	4,404,456
1.28%, 09/13/2018	7,500,000	7,408,912
1.25%, 09/17/2018	4,750,000	4,748,260
(USD 1 Month LIBOR - 0.09%), 1.15%, 11/09/2018(a)	4,750,000	4,750,000
(USD 1 Month LIBOR - 0.04%), 1.20%, 01/23/2019(a)	1,000,000	1,000,255
(USD 1 Month LIBOR - 0.05%), 1.19%, 01/25/2019(a)	5,600,000	5,600,000
(USD 1 Month LIBOR - 0.05%), 1.19%, 02/01/2019(a)	5,000,000	4,999,712
(USD 1 Month LIBOR - 0.05%), 1.19%, 02/01/2019(a)	3,250,000	3,249,852
(USD 1 Month LIBOR - 0.05%), 1.19%, 02/07/2019(a)	800,000	800,000
(USD 1 Month LIBOR - 0.05%), 1.19%, 03/06/2019(a)	15,000,000	14,998,250
(USD 1 Month LIBOR - 0.08%), 1.16%, 03/19/2019(a)	13,750,000	13,750,000
(USD 3 Month LIBOR - 0.19%), 1.12%, 05/10/2019(a)	1,500,000	1,500,000
(USD 1 Month LIBOR - 0.06%), 1.18%, 09/11/2019(a)	4,800,000	4,800,000
(USD 1 Month LIBOR - 0.06%), 1.17%, 09/18/2019(a)	9,000,000	9,000,000
FHLMC 0.75%, 10/27/2017	17,300,000	17,298,656
5.13%, 11/17/2017	7,000,000	7,038,166
1.00%, 12/15/2017	790,000	790,130
1.25%, 12/26/2017	1,725,000	1,725,327
(USD 3 Month LIBOR - 0.03%), 1.27%, 01/08/2018(a)	18,000,000	18,000,000
0.88%, 03/07/2018	7,000,000	6,988,301
1.06%, 06/22/2018	7,150,000	7,137,924
(USD 3 Month LIBOR - 0.25%), 1.06%, 07/25/2018(a)	6,100,000	6,100,000
1.00%, 08/24/2018	1,675,000	1,670,856
1.15%, 09/14/2018	3,600,000	3,593,388
0.88%, 10/12/2018	6,311,000	6,284,465

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)

U.S. Government Agency Securities (continued)

	Principal Amount	Value
FNMA 2.20%, 10/27/2017	$700,000	$700,584
0.88%, 12/20/2017	14,500,000	14,498,907
0.90%, 12/27/2017	3,000,000	3,000,000
(USD 3 Month LIBOR - 0.03%), 1.28%, 01/11/2018(a)	11,000,000	11,000,000
(USD 3 Month LIBOR - 0.05%), 1.28%, 03/21/2018(a)	1,670,000	1,671,934
0.88%, 05/21/2018	11,000,000	10,973,023
1.13%, 07/20/2018	5,609,000	5,601,509
1.00%, 07/25/2018	1,350,000	1,347,188
Tennessee Valley Authority 6.25%, 12/15/2017	1,000,000	1,010,556
4.50%, 04/01/2018	2,203,000	2,238,285
1.75%, 10/15/2018	13,172,000	13,224,241

Total U.S. Government Agency Securities (cost $676,880,781)		676,880,781

U.S. Treasury Obligations 1.7%

	Principal Amount	Value
U.S. Treasury Bills 1.18%, 10/26/2017	7,000,000	6,994,288
1.26%, 09/13/2018	3,900,000	3,853,386
U.S. Treasury Notes 0.63%, 11/30/2017	13,000,000	12,995,518
2.63%, 01/31/2018	2,500,000	2,514,502

Total U.S. Treasury Obligations (cost $26,357,694)		26,357,694

Investment Companies 0.1%

	Shares	Value
Asset Management 0.1%
Federated Government Obligations Fund, Premier shares, 0.92%(b)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 0.87%(b)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 55.2%

	Principal Amount	Value
ABN AMRO Bank NV, 1.06%, dated 09/29/2017, due 10/02/2017, repurchase price $50,004,417, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.25% - 5.50%, maturing 12/31/2018 - 07/20/2047; total market value $51,226,750.	$50,000,000	50,000,000
ING Financial Markets LLC, 1.06%, dated 09/29/2017, due 10/02/2017, repurchase price $66,425,867, collateralized by U.S. Government Agency Securities, ranging from 2.50% - 4.00%, maturing 07/25/2039 - 02/01/2042; total market value $68,413,253.	66,420,000	66,420,000
ING Financial Markets LLC, 1.08%, dated 09/29/2017, due 10/26/2017, repurchase price $50,004,500, collateralized by U.S. Government Agency Securities, ranging from 3.50% - 5.50%, maturing 06/01/2036 - 10/01/2044; total market value $51,512,692.(c)	50,000,000	50,000,000
Natixis Financial Products LLC, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $25,002,229, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 4.00%, maturing 05/01/2026 - 11/01/2047; total market value $25,688,972.	25,000,000	25,000,000
Natixis Financial Products LLC, 1.02%, dated 09/29/2017, due 10/05/2017, repurchase price $125,021,250, collateralized by U.S. Government Treasury Securities, ranging from 2.45% - 6.00%, maturing 08/15/2020 - 02/15/2045; total market value $127,525,356.	125,000,000	125,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/02/2017, repurchase price $200,017,500, collateralized by U.S. Government Treasury Securities, ranging from 3.00% - 4.50%, maturing 12/31/2020 - 05/31/2023; total market value $204,000,691.	200,000,000	200,000,000
RBS Securities, Inc., 1.02%, dated 09/29/2017, due 10/05/2017, repurchase price $150,025,500, collateralized by U.S. Government Treasury Securities, ranging from 1.13% - 6.63%, maturing 10/15/2018 - 05/15/2024; total market value $153,007,277.	150,000,000	150,000,000
Wells Fargo Securities LLC, 1.06%, dated 09/29/2017, due 10/02/2017, repurchase price $200,017,667, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 5.50%, maturing 05/25/2018 - 04/25/2048; total market value $206,018,197.	200,000,000	200,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)

Repurchase Agreements 55.2% (continued)

Value
Total Repurchase Agreements (cost $866,420,000)	$866,420,000

Total Investments
(cost $1,571,658,475) — 100.1%	1,571,658,475
Liabilities in excess of other assets — (0.1)%	(1,947,640)

NET ASSETS — 100.0%	$1,569,710,835

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.
(b)	Represents 7-day effective yield as of September 30, 2017.
(c)	Illiquid security.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Government Money Market Fund (formerly, NVIT Money Market Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	866,420,000	—	866,420,000
U.S. Government Agency Securities	—	676,880,781	—	676,880,781
U.S. Treasury Obligations	—	26,357,694	—	26,357,694

Total	$2,000,000	$1,569,658,475	$—	$1,571,658,475

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 3.5%

	Principal Amount	Value

Airlines 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 10/01/2022	$206,465	$212,556

Automobiles 1.5%
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 04/15/2026(a)	465,000	465,284
California Republic Auto Receivables Trust, Series 2017-1, Class A3, 1.90%, 03/15/2021	285,000	284,730
Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.36%, 04/22/2019	69,483	69,459
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 02/16/2021	320,000	319,334
Chesapeake Funding II LLC Series 2017-2A, Class C, 3.01%, 05/15/2029(a)	590,000	592,841
Series 2017-3A, Class C, 2.78%, 08/15/2029(a)	420,000	418,552
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51%, 01/15/2021(a)	340,000	341,790
Enterprise Fleet Financing LLC Series 2016-2, Class A3, 2.04%, 02/22/2022(a)	200,000	199,561
Series 2017-1, Class A3, 2.60%, 07/20/2022(a)	250,000	252,459
Series 2017-2, Class A2, 1.97%, 01/20/2023(a)	555,000	555,045
GM Financial Automobile Leasing Trust, Series 2015-3, Class A3, 1.69%, 03/20/2019	273,290	273,450
Hertz Fleet Lease Funding LP, Series 2017-1, Class A2, 2.13%, 04/10/2031(a)	565,000	564,234
SMART Trust, Series 2015-3US, Class A3A, 1.66%, 08/14/2019	287,796	287,386
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2, 2.30%, 09/15/2019(a)	21,780	21,776

		4,645,901

Home Equity 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 2.88%, 03/15/2032 (b)	671,096	667,165
Conseco Finance Corp., Series 2001-C, Class M1, 1.93%, 08/15/2033(b)	314,443	314,549
NovaStar Mortgage Funding Trust, Series 2003-3, Class A1, 1.95%, 12/25/2033(b)	648,487	644,281
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 1.78%, 08/25/2031(b)	37,558	30,586
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF2, 5.51%, 04/25/2037(c)	112,725	58,874

		1,715,455

Other 0.7%
FNMA, Series 2003-T4, Class 2A5, 4.77%, 09/26/2033(c)	54,600	60,287
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028(a)	366,565	366,901
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.04%, 09/25/2027(a)(b)	555,000	555,000
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3, 5.61%, 05/25/2036(c)	27,024	18,712
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 05/01/2037	475,000	479,785
Series 2017-20H, Class 1, 2.75%, 08/01/2037	140,000	140,264
Series 2017-20I, Class 1, 2.59%, 09/01/2037	455,000	448,987

		2,069,936

Student Loan 0.7%
AccessLex Institute, Series 2006-1, Class B, 1.77%, 08/25/2037(b)	135,097	127,098
Series 2003-A, Class A2, 2.24%, 07/01/2038(b)	82,641	82,327
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 3.20%, 01/25/2040(a)	554,316	561,616
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 1.61%, 06/15/2039 (b)	350,000	334,083
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 4.48%, 05/16/2044 (a)(b)	270,506	279,902
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 08/27/2029(a)	256,825	257,833
South Carolina Student Loan Corp., Series 2015-A, Class A, 2.74%, 01/25/2036(b)	577,570	580,467

		2,223,326

Total Asset-Backed Securities (cost $10,751,538)		10,867,174

Collateralized Mortgage Obligations 2.6%

	Principal Amount	Value
BCAP LLC Trust, Series 2011-R11, Class 20A5, 3.48%, 03/26/2035(a)(b)	69,187	69,435
CHL Mortgage Pass-Through Trust, Series 2005-11, Class 5A1, 1.84%, 03/25/2035(b)	63,997	57,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 3.01%, 08/25/2034(b)	$160,832	$159,044
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/2024	87,873	88,676
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 3.18%, 06/27/2037(a)(b)	282,253	286,218
ERP Iron Ore LLC, 9.15%, 12/31/2019(b)(d)	5,429	2,714
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/2026(a)	118,511	119,010
Series 2010-R1, Class A, 2.18%, 05/25/2050(a)	109,200	109,436
FHLMC REMIC Series 3558, Class G, 4.00%, 08/15/2024	485,000	510,426
Series 3123, Class HT, 5.00%, 03/15/2026	37,342	39,955
Series 3150, Class EQ, 5.00%, 05/15/2026	54,880	58,472
Series 2129, Class SG, IO, 5.77%, 06/17/2027(b)	240,569	37,651
Series 3599, Class DY, 4.50%, 11/15/2029	420,000	462,090
Series 3653, Class B, 4.50%, 04/15/2030	184,417	199,628
Series 2649, Class IM, IO, 7.00%, 07/15/2033	410,492	104,407
Series 2725, Class TA, 4.50%, 12/15/2033	20,000	22,058
Series R006, Class ZA, 6.00%, 04/15/2036	258,950	294,678
Series R007, Class ZA, 6.00%, 05/15/2036	221,439	248,495
Series 3704, Class DC, 4.00%, 11/15/2036	86,042	88,823
Series 3632, Class PK, 5.00%, 02/15/2040	146,306	158,269
Series 271, Class 30, 3.00%, 08/15/2042	632,280	627,928
Series T-56, Class A5, 5.23%, 05/25/2043	95,231	107,247
FHLMC Whole Loan Securities Trust, Series 2017-SC02, Class 2A, 3.50%, 05/25/2047	167,872	170,319
FNMA REMIC Series 207, Class 2, IO, 8.00%, 02/25/2023	33,988	5,135
Series 2006-22, Class CE, 4.50%, 08/25/2023	54,028	56,171
Series 264, Class 2, IO, 8.00%, 07/25/2024	88,049	17,693
Series 2009-71, Class MB, 4.50%, 09/25/2024	46,876	49,300
Series 2004-70, Class EB, 5.00%, 10/25/2024	32,077	33,776
Series 274, Class 2, IO, 8.50%, 10/25/2025	100,156	20,590
Series 277, Class 2, IO, 7.50%, 04/25/2027	44,153	9,607
Series 1997-61, Class PK, IO, 8.00%, 08/18/2027	73,100	18,332
Series 2009-39, Class LB, 4.50%, 06/25/2029	56,050	60,200
Series 2009-96, Class DB, 4.00%, 11/25/2029	214,404	227,818
Series 2003-32, Class UI, IO, 6.00%, 05/25/2033	84,437	21,259
Series 2003-35, Class UI, IO, 6.50%, 05/25/2033	31,287	7,606
Series 2003-41, Class IB, IO, 7.00%, 05/25/2033	116,070	29,104
Series 2003-44, Class IB, IO, 6.00%, 06/25/2033	20,213	3,739
Series 2001-T4, Class A1, 7.50%, 07/25/2041	213,275	250,769
Series 2013-111, Class PL, 2.00%, 12/25/2042	425,000	394,015
FNMA STRIPS, Series 267, Class 2, IO, 8.50%, 10/25/2024	107,873	22,288
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.74%, 05/25/2035(b)	29,629	28,113
GNMA REMIC Series 2010-14, Class A, 4.50%, 06/16/2039	47,720	50,193
Series 2010-H12, Class PT, 5.47%, 11/20/2059	25,826	26,200
Series 2017-H16, Class PT, 4.71%, 05/20/2066(b)	704,944	719,592
Series 2016-H24, Class KF, 1.81%, 11/20/2066(b)	673,057	674,178
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/2036(a)	118,804	124,938
Series 2006-RP1, Class 1A3, 8.00%, 01/25/2036(a)	44,551	47,801
J.P. Morgan Mortgage Trust Series 2005-A6, Class 1A2, 3.55%, 09/25/2035(b)	74,884	75,400
Series 2005-A8, Class 1A1, 3.18%, 11/25/2035(b)	31,570	30,256
Series 2006-A6, Class 1A2, 3.56%, 10/25/2036(b)	5,806	5,399
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/2034(a)	145,901	147,182
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 2A, 3.48%, 10/25/2035(b)	251,485	253,525
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/08/2020	79,552	79,742
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 6A, 3.54%, 11/25/2033(b)	164,929	163,257
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR1, Class A, 3.15%, 03/25/2034(b)	44,733	45,553
Series 2006-AR14, Class 1A4, 2.75%, 11/25/2036(b)	98,491	93,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 3.54%, 09/25/2034(b)	$26,348	$26,956
Series 2005-AR2, Class 2A1, 3.17%, 03/25/2035(b)	48,190	48,267
Series 2006-AR6, Class 7A1, 3.40%, 03/25/2036(b)	24,717	25,012
Series 2006-AR10, Class 5A1, 3.39%, 07/25/2036(b)	82,040	82,541

Total Collateralized Mortgage Obligations (cost $7,587,115)		7,998,178

Commercial Mortgage-Backed Securities 3.5%

	Principal Amount	Value
1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3, 5.28%, 08/10/2035 (a)	655,000	742,938
Banc of America Commercial Mortgage Trust Series 2008-1, Class A4, 6.51%, 02/10/2051(b)	69,676	69,990
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-2, Class H, 5.96%, 03/11/2041 (a)(b)	478,898	493,120
Bear Stearns Commercial Mortgage Securities Trust Series 2004-PWR6, Class B, 4.95%, 11/11/2041(a)(b)	49,602	49,580
Series 2004-PWR5, Class L, 4.69%, 07/11/2042(a)(b)	225,000	217,858
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A4, 3.57%, 06/15/2050	370,000	380,994
CG-CCRE Commercial Mortgage Trust Series 2014-FL2, Class A, 3.09%, 11/15/2031(a)(b)	455,255	455,436
COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12, Class A2, 2.90%, 10/10/2046	735,000	742,126
COMM Mortgage Trust Series 2012-CR2, Class AM, 3.79%, 08/15/2045	685,000	715,275
Series 2015-CR26, Class C, 4.64%, 10/10/2048(b)	545,000	531,057
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B, 6.27%, 12/10/2049(b)	34,326	34,302
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A3, 3.45%, 08/15/2048	105,000	107,755
CSMC OA LLC Series 2014-USA, Class A2, 3.95%, 09/15/2037(a)	465,000	481,673
DBCCRE Mortgage Trust Series 2014-ARCP, Class A, 4.24%, 01/10/2034(a)	440,000	458,667
Series 2014-ARCP, Class C, 5.10%, 01/10/2034(a)(b)	425,000	436,701
FHLMC REMIC Series K702, Class X1, IO, 1.62%, 02/25/2018(b)	11,262,493	23,465
Series Q004, Class A2H, 2.66%, 01/25/2021(b)	510,000	512,317
Series KF12, Class A, 1.93%, 09/25/2022(b)	337,852	338,805
Series KJ14, Class A1, 2.20%, 11/25/2023	418,102	414,383
Series K053, Class A2, 3.00%, 12/25/2025	255,000	260,296
Series KF27, Class A, 1.65%, 12/25/2026(b)	165,000	165,103
Series KSW2, Class A, 1.65%, 05/25/2027(b)	250,000	249,787
Series K066, Class A2, 3.12%, 06/25/2027	585,000	597,362
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-FL7, Class A, 2.48%, 05/15/2028(a)(b)	45,483	45,466
Series 2015-SGP, Class C, 4.73%, 07/15/2036(a)(b)	515,000	519,498
Series 2005-CB12, Class AJ, 4.99%, 09/12/2037(b)	86,048	85,946
Series 2004-LN2, Class B, 5.46%, 07/15/2041(b)	160,000	144,247
Series 2007-LDPX, Class AM, 5.46%, 01/15/2049(b)	211,921	211,748
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1, Class A4B1, 1.00%, 03/18/2051(a)	3,505	3,484
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class F, 5.35%, 11/15/2040 (b)	225,000	232,863
Merrill Lynch Mortgage Trust Series 2008-C1, Class A4, 5.69%, 02/12/2051	49,227	49,234
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 4.99%, 02/15/2047(b)	230,000	245,009
Series 2015-C24, Class C, 4.50%, 05/15/2048(b)	45,000	43,886
Morgan Stanley Capital I Trust 2006-TOP21 Series 2006-T21, Class B, 5.32%, 10/12/2052(a)(b)	100,000	100,019
Motel 6 Trust Series 2017-MTL6, Class C, 2.63%, 08/15/2034(a)(b)	280,000	280,088
MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class A2, 3.28%, 10/15/2030 (a)	110,000	109,444
MSCG Trust Series 2015-ALDR, Class A2, 3.58%, 06/07/2035(a)(b)	175,000	174,226
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class AM, 6.20%, 06/15/2045(b)	48,474	48,805

Total Commercial Mortgage-Backed Securities (cost $10,837,557)		10,772,953

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds 41.9%

	Principal Amount	Value

Airlines 0.2%
American Airlines Group, Inc., 5.50%, 10/01/2019(a)	$305,000	$319,487
United Continental Holdings, Inc., 4.25%, 10/01/2022	375,000	377,813

		697,300

Auto Components 0.5%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(a)	350,000	357,875
Allison Transmission, Inc., 5.00%, 10/01/2024(a)	345,000	358,058
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025(a)(e)	335,000	341,700
Icahn Enterprises LP, 6.00%, 08/01/2020	475,000	490,176

		1,547,809

Automobiles 0.5%
General Motors Co., 4.88%, 10/02/2023	610,000	659,743
4.20%, 10/01/2027	190,000	192,769
Hyundai Capital America, 2.00%, 07/01/2019(a)	200,000	198,292
Volkswagen Group of America Finance LLC, 2.45%, 11/20/2019(a)	420,000	422,557

		1,473,361

Banks 3.4%
Banco Hipotecario SA, 9.75%, 11/30/2020(a)	205,000	233,378
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/2024(a)(e)	175,000	178,938
Banco Mercantil del Norte SA, (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 10 Year + 5.35%) 7.63%, 01/10/28(a)(e)(f)(g)	225,000	245,475
Banco Nacional de Costa Rica, 6.25%, 11/01/2023(a)	275,000	291,500
Bancolombia SA, 6.13%, 07/26/2020	100,000	109,250
5.13%, 09/11/2022(e)	185,000	196,378
Bank of America Corp., (USD 3 Month LIBOR + 1.58%) 3.82%, 01/20/2028(g)	325,000	334,167
Bank of Montreal, 2.10%, 12/12/2019	375,000	376,346
1.90%, 08/27/2021	270,000	266,319
Barclays plc, 4.84%, 05/09/2028	605,000	626,738
BBVA Bancomer SA, 6.75%, 09/30/2022(a)	175,000	200,375
Citigroup, Inc., 4.45%, 09/29/2027	360,000	379,993
Compass Bank, 6.40%, 10/01/2017	660,000	660,000
Credit Agricole SA, 3.25%, 10/04/2024(a)	305,000	305,173
Credit Bank of Moscow Via CBOM Finance plc, (5-Year Swap Rate + 5.42%) 7.50%, 10/05/2027(a)(g)	245,000	210,692
Development Bank of Kazakhstan JSC, 4.13%, 12/10/2022(a)	340,000	343,400
Fifth Third Bank, 2.88%, 10/01/2021	400,000	407,096
Finansbank A/S, 4.88%, 05/19/2022(a)	305,000	304,345
Goldman Sachs Capital I, 6.35%, 02/15/2034(e)	575,000	716,987
HSBC Bank plc, Series 1M, (USD 6 Month LIBOR + 0.25%) 1.75%, 06/30/17(f)(g)	650,000	538,920
Series 1M, (USD 6 Month LIBOR + 0.25%) 1.75%, 12/29/17(f)(g)	60,000	49,746
7.65%, 05/01/2025	180,000	220,834
JPMorgan Chase & Co., 4.25%, 11/02/2018	NZD200,000	146,572
(USD 3 Month LIBOR + 1.34%) 3.78%, 02/01/2028(g)	$145,000	149,216
KeyCorp, 2.30%, 12/13/2018	490,000	492,623
Royal Bank of Canada, 2.13%, 03/02/2020	290,000	291,266
Royal Bank of Scotland Group plc, 3.88%, 09/12/2023	285,000	291,636
Sumitomo Mitsui Financial Group, Inc., 3.66%, 03/29/2022	AUD780,000	615,363
Toronto-Dominion Bank (The), 2.13%, 04/07/2021	$330,000	329,061
Turkiye Is Bankasi, 6.13%, 04/25/2024(a)	230,000	235,331
Turkiye Vakiflar Bankasi TAO, 5.63%, 05/30/2022(a)	270,000	274,212
Wells Fargo & Co., 3.07%, 01/24/2023	540,000	549,251

		10,570,581

Beverages 0.3%
Coca-Cola European Partners US LLC, 3.25%, 08/19/2021	465,000	477,558
Cott Holdings, Inc., 5.50%, 04/01/2025(a)	550,000	573,375

		1,050,933

Biotechnology 0.4%
AbbVie, Inc., 2.50%, 05/14/2020	410,000	414,913
Gilead Sciences, Inc., 2.55%, 09/01/2020	775,000	788,779

		1,203,692

Building Products 0.2%
Reliance Intermediate Holdings LP, 6.50%, 04/01/2023(a)	255,000	270,937
USG Corp., 5.50%, 03/01/2025(a)	365,000	390,550

		661,487

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value

Capital Markets 1.8%
Apollo Management Holdings LP, 4.40%, 05/27/2026(a)	$250,000	$259,109
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(a)	150,000	171,646
CDP Financial, Inc., 5.60%, 11/25/2039(a)	290,000	374,849
Credit Suisse Group AG, (USD 3 Month LIBOR + 1.20%) 3.00%, 12/14/2023(a)(g)	305,000	304,095
(5-Year Swap Rate + 3.46%) 6.25%, 12/18/24(a)(f)(g)	590,000	628,350
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/2019	NZD975,000	735,297
(USD 3 Month LIBOR + 1.20%) 3.27%, 09/29/2025(g)	$335,000	335,436
(USD 3 Month LIBOR + 1.75%) 3.06%, 10/28/2027(g)	600,000	624,546
ING Bank NV, 5.80%, 09/25/2023(a)	265,000	302,562
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(a)	410,000	444,166
Morgan Stanley, 4.75%, 11/16/2018	AUD130,000	104,409
3.75%, 02/25/2023	$295,000	308,039
(USD 3 Month LIBOR + 1.40%) 2.71%, 10/24/2023(g)	425,000	434,661
(USD 3 Month LIBOR + 1.34%) 3.59%, 07/22/2028(g)	350,000	351,304
Oppenheimer Holdings, Inc., 6.75%, 07/01/2022	135,000	136,687

		5,515,156

Chemicals 1.1%
Albemarle Corp., 5.45%, 12/01/2044	265,000	307,308
Blue Cube Spinco, Inc., 10.00%, 10/15/2025	240,000	293,100
Braskem America Finance Co., 7.13%, 07/22/2041(a)	270,000	306,450
Braskem Finance Ltd., 7.25%, 06/05/2018(a)	150,000	154,125
5.75%, 04/15/2021(a)(e)	200,000	215,250
CF Industries, Inc., 5.38%, 03/15/2044	350,000	334,250
Huntsman International LLC, 5.13%, 11/15/2022	275,000	295,625
LyondellBasell Industries NV, 5.00%, 04/15/2019	198,000	205,444
NOVA Chemicals Corp., 5.25%, 06/01/2027(a)	660,000	666,600
Olin Corp., 5.13%, 09/15/2027(e)	115,000	120,175
Tronox Finance plc, 5.75%, 10/01/2025(a)	150,000	153,750
Valvoline, Inc., 4.38%, 08/15/2025(a)	235,000	239,406

		3,291,483

Commercial Services & Supplies 0.6%
ACCO Brands Corp., 5.25%, 12/15/2024(a)	430,000	446,125
Atento Luxco 1 SA, 6.13%, 08/10/2022(a)(e)	510,000	532,445
Covanta Holding Corp., 5.88%, 03/01/2024	675,000	669,938
Quad/Graphics, Inc., 7.00%, 05/01/2022(e)	340,000	348,500

		1,997,008

Communications Equipment 0.7%
Avaya, Inc., 9.00%, 04/01/2019(a)(h)	625,000	531,250
Gogo Intermediate Holdings LLC, 12.50%, 07/01/2022(a)	425,000	484,500
Harris Corp., 2.00%, 04/27/2018	330,000	330,576
Nokia OYJ, 6.63%, 05/15/2039	585,000	675,090

		2,021,416

Construction & Engineering 0.3%
AECOM, 5.75%, 10/15/2022	280,000	293,090
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/2029(a)	200,000	215,966
Mexico City Airport Trust, 5.50%, 07/31/2047(a)(e)	375,000	379,650
Odebrecht Finance Ltd., Reg. S, 5.25%, 06/27/2029	175,000	65,625
7.13%, 06/26/2042(a)	80,000	30,000

		984,331

Construction Materials 0.2%
CEMEX Finance LLC, 9.38%, 10/12/2022(a)	250,000	261,875
US Concrete, Inc., 6.38%, 06/01/2024	315,000	339,412

		601,287

Consumer Finance 0.5%
Ally Financial, Inc., 4.13%, 02/13/2022	415,000	428,737
Caterpillar Financial Services Corp., 1.35%, 05/18/2019	355,000	352,684
Ford Motor Credit Co. LLC, 2.55%, 10/05/2018	200,000	201,292
Harley-Davidson Financial Services, Inc., 2.55%, 06/09/2022(a)	260,000	258,331
TMX Finance LLC, 8.50%, 09/15/2018(a)	325,000	300,625

		1,541,669

Containers & Packaging 0.7%
Ardagh Packaging Finance plc, 4.63%, 05/15/2023(a)	350,000	359,520
Graphic Packaging International, Inc., 4.13%, 08/15/2024	280,000	289,380
Reynolds Group Issuer, Inc., 5.13%, 07/15/2023(a)	325,000	339,170
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/2025	595,000	725,067
WestRock MWV LLC, 7.38%, 09/01/2019	305,000	333,911

		2,047,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Diversified Consumer Services 0.3%
Service Corp. International, 7.50%, 04/01/2027		$800,000	$958,000

Diversified Financial Services 0.2%
Gazprom OAO, 6.51%, 03/07/2022(a)		110,000	122,100
VFH Parent LLC, 6.75%, 06/15/2022(a)		470,000	489,387

			611,487

Diversified Telecommunication Services 2.0%
AT&T, Inc., 4.90%, 08/14/2037		545,000	550,802
4.55%, 03/09/2049		360,000	332,019
Avanti Communications Group plc, 15.00%, 10/01/2021(a)(e)(i)		234,911	177,064
17.50%, 10/01/2023(a)(i)		399,642	42,379
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024		270,000	279,507
Frontier Communications Corp., 9.25%, 07/01/2021		170,000	149,228
11.00%, 09/15/2025		290,000	245,775
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020(e)		175,000	168,437
9.50%, 09/30/2022(a)		350,000	413,875
SFR Group SA, 5.63%, 05/15/2024(a)	EUR	300,000	383,326
7.38%, 05/01/2026(a)		$600,000	648,000
Sprint Capital Corp., 8.75%, 03/15/2032		390,000	498,712
TELUS Corp., Series CG, 5.05%, 12/04/2019	CAD	65,000	55,229
Verizon Communications, Inc., 3.38%, 02/15/2025(a)		$408,000	409,418
4.67%, 03/15/2055		730,000	695,396
Virgin Media Secured Finance plc, 5.25%, 01/15/2026(a)(e)		300,000	312,375
Wind Acquisition Finance SA, 4.75%, 07/15/2020(a)		400,000	404,376
7.38%, 04/23/2021(a)		300,000	312,000

			6,077,918

Electric Utilities 0.9%
Commonwealth Edison Co., 5.80%, 03/15/2018		265,000	270,015
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)		135,000	139,843
Exelon Corp., 2.85%, 06/15/2020		450,000	458,946
Great Plains Energy, Inc., 5.29%, 06/15/2022(c)		380,000	418,334
Minejesa Capital BV, 4.63%, 08/10/2030(a)		250,000	254,935
5.63%, 08/10/2037(a)		200,000	209,412
Pampa Energia SA, 7.38%, 07/21/2023(a)		200,000	217,520
7.50%, 01/24/2027(a)		300,000	326,049
Public Service Co. of Colorado, 2.25%, 09/15/2022		290,000	288,420
Xcel Energy, Inc., 2.60%, 03/15/2022		355,000	357,224

			2,940,698

Electronic Equipment, Instruments & Components 0.1%
TTM Technologies, Inc., 5.63%, 10/01/2025(a)(e)		350,000	354,156

Energy Equipment & Services 0.3%
Jonah Energy LLC, 7.25%, 10/15/2025(a)		355,000	358,106
McDermott International, Inc., 8.00%, 05/01/2021(a)		440,000	454,300
Weatherford International Ltd., 5.95%, 04/15/2042		150,000	123,000

			935,406

Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Trust #1, 3.07%, 03/15/2023(a)		275,000	275,735
GEO Group, Inc. (The), 6.00%, 04/15/2026		430,000	452,037
MGM Growth Properties Operating Partnership LP, 4.50%, 01/15/2028(a)		325,000	327,860
MPT Operating Partnership LP, 5.00%, 10/15/2027		325,000	333,125
Select Income REIT, 4.25%, 05/15/2024		215,000	215,672
Uniti Group LP, 8.25%, 10/15/2023		255,000	225,675

			1,830,104

Food & Staples Retailing 0.1%
Kroger Co. (The), 3.70%, 08/01/2027		240,000	236,874

Food Products 1.9%
Dean Foods Co., 6.50%, 03/15/2023(a)		475,000	482,125
ESAL GmbH, 6.25%, 02/05/2023(a)		280,000	271,390
FAGE International SA, 5.63%, 08/15/2026(a)		300,000	312,000
JBS Investments GmbH, 7.75%, 10/28/2020(a)		745,000	761,762
Kraft Heinz Foods Co., 4.88%, 02/15/2025(a)		930,000	993,948
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(a)		300,000	315,000
Land O’ Lakes, Inc., 6.00%, 11/15/2022(a)		470,000	529,925
Marfrig Holdings Europe BV, Reg. S, 6.88%, 06/24/2019		200,000	206,000
MHP SE, Reg. S, 8.25%, 04/02/2020		150,000	161,843
Minerva Luxembourg SA, 6.50%, 09/20/2026(a)		150,000	151,537
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/2019(a)		785,000	778,989
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(a)		300,000	306,375
Post Holdings, Inc., 5.75%, 03/01/2027(a)		325,000	334,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Food Products 1.9% (continued)
TreeHouse Foods, Inc., 6.00%, 02/15/2024(a)	$250,000	$267,188

		5,872,832

Gas Utilities 0.1%
AmeriGas Partners LP, 5.63%, 05/20/2024	265,000	279,244

Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co., 2.89%, 06/06/2022	410,000	411,334
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(a)	325,000	336,375

		747,709

Health Care Providers & Services 1.7%
Anthem, Inc., 3.13%, 05/15/2022	375,000	382,951
Cigna Corp., 3.05%, 10/15/2027	335,000	330,395
Community Health Systems, Inc., 6.25%, 03/31/2023	300,000	294,750
HCA, Inc., 5.25%, 04/15/2025	250,000	270,313
7.50%, 11/06/2033	925,000	1,049,875
HealthSouth Corp., 5.75%, 09/15/2025	325,000	338,098
Molina Healthcare, Inc., 4.88%, 06/15/2025(a)	500,000	492,500
Tenet Healthcare Corp., 5.13%, 05/01/2025(a)(e)	500,000	493,125
6.88%, 11/15/2031	975,000	853,125
Universal Health Services, Inc., 5.00%, 06/01/2026(a)	250,000	263,125
WellCare Health Plans, Inc., 5.25%, 04/01/2025	450,000	473,625

		5,241,882

Hotels, Restaurants & Leisure 1.4%
1011778 BC ULC, 5.00%, 10/15/2025(a)	450,000	455,580
Carrols Restaurant Group, Inc., 8.00%, 05/01/2022	325,000	345,312
8.00%, 05/01/2022(a)	200,000	212,500
Darden Restaurants, Inc., 6.80%, 10/15/2037	170,000	220,194
Eldorado Resorts, Inc., 6.00%, 04/01/2025	130,000	136,500
International Game Technology plc, 6.50%, 02/15/2025(a)	475,000	533,781
Jack Ohio Finance LLC, 6.75%, 11/15/2021(a)	450,000	471,938
Landry’s, Inc., 6.75%, 10/15/2024(a)	775,000	783,719
Ruby Tuesday, Inc., 7.63%, 05/15/2020	475,000	470,250
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 05/15/2025(a)	700,000	687,750

		4,317,524

Household Durables 0.8%
Newell Brands, Inc., 5.00%, 11/15/2023	510,000	543,813
NVR, Inc., 3.95%, 09/15/2022	330,000	344,520
PulteGroup, Inc., 5.00%, 01/15/2027	310,000	322,400
Shea Homes LP, 5.88%, 04/01/2023(a)	335,000	344,213
Springs Industries, Inc., 6.25%, 06/01/2021	441,000	454,781
Tempur Sealy International, Inc., 5.50%, 06/15/2026(e)	475,000	486,875

		2,496,602

Household Products 0.1%
Spectrum Brands, Inc., 5.75%, 07/15/2025	355,000	378,075

Independent Power and Renewable Electricity Producers 0.4%
AES Corp., 5.13%, 09/01/2027	440,000	451,000
Dynegy, Inc., 7.63%, 11/01/2024	440,000	455,950
NRG Energy, Inc., 7.25%, 05/15/2026	285,000	305,662

		1,212,612

Industrial Conglomerates 0.1%
General Electric Co., 5.25%, 12/06/2017	220,000	221,536

Insurance 1.2%
Ardonagh Midco 3 plc, 8.63%, 07/15/2023(a)	525,000	552,563
Assurant, Inc., 2.50%, 03/15/2018	465,000	466,788
Athene Global Funding, 2.75%, 04/20/2020(a)	540,000	544,285
Brighthouse Financial, Inc., 3.70%, 06/22/2027(a)	405,000	397,660
Genworth Holdings, Inc., 6.50%, 06/15/2034(e)	210,000	179,025
Mercury General Corp., 4.40%, 03/15/2027	265,000	272,585
Mutual of Omaha Insurance Co., (USD 3 Month LIBOR + 2.64%) 4.30%, 07/15/2054(a)(g)	355,000	359,881
USF&G Capital III, 8.31%, 07/01/2046(a)	490,000	726,731
Validus Holdings Ltd., 8.88%, 01/26/2040	245,000	354,416

		3,853,934

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc., 4.25%, 08/22/2057(a)	380,000	389,905

Internet Software & Services 0.1%
VeriSign, Inc., 4.63%, 05/01/2023	400,000	413,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Machinery 0.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027(e)	$285,000	$307,087

Marine 0.1%
Pelabuhan Indonesia II PT, 4.25%, 05/05/2025(a)(e)	305,000	313,229
5.38%, 05/05/2045(a)	100,000	104,375

		417,604

Media 3.3%
Altice Luxembourg SA, 7.63%, 02/15/2025(a)(e)	450,000	485,438
Cenveo Corp., 6.00%, 08/01/2019(a)(e)	475,000	376,438
Charter Communications Operating LLC, 4.91%, 07/23/2025	530,000	566,578
4.20%, 03/15/2028(a)	325,000	328,869
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/2022	625,000	641,406
Cox Communications, Inc., 3.50%, 08/15/2027(a)	340,000	334,616
CSC Holdings LLC, 10.88%, 10/15/2025(a)	250,000	309,062
5.50%, 04/15/2027(a)	425,000	442,000
Discovery Communications LLC, 5.63%, 08/15/2019	258,000	273,596
2.95%, 03/20/2023	270,000	270,713
3.95%, 03/20/2028	210,000	208,495
6.35%, 06/01/2040	400,000	463,601
DISH DBS Corp., 7.75%, 07/01/2026	725,000	832,423
Liberty Interactive LLC, 8.25%, 02/01/2030	300,000	331,500
Lions Gate Entertainment Corp., 5.88%, 11/01/2024(a)	500,000	525,000
National CineMedia LLC, 5.75%, 08/15/2026	400,000	371,000
Nexstar Broadcasting, Inc., 5.63%, 08/01/2024(a)(e)	500,000	517,500
Sirius XM Radio, Inc., 5.00%, 08/01/2027(a)	425,000	433,500
SiTV LLC, 10.38%, 07/01/2019(a)	325,000	220,188
Sky plc, 6.10%, 02/15/2018(a)	615,000	625,020
Time, Inc., 5.75%, 04/15/2022(a)(e)	300,000	307,125
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/2025(a)	300,000	315,375
Univision Communications, Inc., 5.13%, 02/15/2025(a)	300,000	302,625
Viacom, Inc., (USD 3 Month LIBOR + 3.90%) 6.25%, 02/28/2057(e)(g)	410,000	412,563
WMG Acquisition Corp., 5.00%, 08/01/2023(a)(e)	300,000	309,750

		10,204,381

Metals & Mining 2.0%
AK Steel Corp., 7.50%, 07/15/2023	595,000	647,062
6.38%, 10/15/2025(e)	195,000	192,563
7.00%, 03/15/2027(e)	305,000	310,719
ArcelorMittal, 6.75%, 02/25/2022	130,000	149,013
7.25%, 03/01/2041(e)	150,000	177,562
Barrick North America Finance LLC, 4.40%, 05/30/2021	265,000	284,975
Big River Steel LLC, 7.25%, 09/01/2025(a)	235,000	249,335
CSN Islands XI Corp., 6.88%, 09/21/2019(a)	130,000	117,403
CSN Resources SA, Reg. S, 6.50%, 07/21/2020	100,000	88,000
First Quantum Minerals Ltd., 7.50%, 04/01/2025(a)(e)	1,075,000	1,099,187
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(a)	325,000	329,062
Freeport-McMoRan, Inc., 5.40%, 11/14/2034(e)	250,000	238,750
5.45%, 03/15/2043	570,000	532,594
Samarco Mineracao SA, 5.75%, 10/24/2023(a)(h)	250,000	151,250
Stillwater Mining Co., 7.13%, 06/27/2025(a)(e)	530,000	545,900
Vale Overseas Ltd., 5.88%, 06/10/2021(e)	805,000	885,098
6.88%, 11/10/2039(e)	170,000	194,854

		6,193,327

Multiline Retail 0.2%
Kohl’s Corp., 5.55%, 07/17/2045	695,000	669,992

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp., 6.45%, 09/15/2036	506,000	598,596
Canadian Oil Sands Ltd., 7.75%, 05/15/2019(a)	505,000	545,050
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027(a)	360,000	370,800
Cheniere Energy Partners LP, 5.25%, 10/01/2025(a)	325,000	332,312
Comstock Resources, Inc., 10.00%, 03/15/2020(p)	240,000	238,800
Concho Resources, Inc., 3.75%, 10/01/2027	150,000	150,667
Covey Park Energy LLC, 7.50%, 05/15/2025(a)	450,000	466,312
DCP Midstream Operating LP, 2.50%, 12/01/2017	75,000	75,007
3.88%, 03/15/2023(e)	305,000	298,900
Devon Financing Co. LLC, 7.88%, 09/30/2031	505,000	666,635
Ecopetrol SA, 5.88%, 05/28/2045	510,000	498,525
EnLink Midstream Partners LP, Series C, (USD 3 Month LIBOR + 4.11%) 6.00%, 12/15/22(f)(g)	325,000	325,261
4.15%, 06/01/2025	360,000	362,905
EP Energy LLC, 8.00%, 11/29/2024(a)(e)	300,000	303,000
Genesis Energy LP, 5.75%, 02/15/2021	245,000	245,919

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP, 6.00%, 08/01/2024(a)	$315,000	$330,356
KazMunayGas National Co. JSC, 6.38%, 04/09/2021(a)	250,000	273,342
Murphy Oil Corp., 5.75%, 08/15/2025	320,000	329,568
NuStar Logistics LP, 6.75%, 02/01/2021	290,000	313,925
5.63%, 04/28/2027	155,000	163,525
Pertamina Persero PT, 4.30%, 05/20/2023(a)	150,000	157,450
6.00%, 05/03/2042(a)	195,000	219,751
Petroamazonas EP, 4.63%, 02/16/2020(a)	400,000	383,000
Petrobras Global Finance BV, 4.38%, 05/20/2023	175,000	172,988
5.30%, 01/27/2025(a)	320,000	319,520
7.38%, 01/17/2027	170,000	187,170
Petroleos de Venezuela SA,
Reg. S, 8.50%, 10/27/2020	270,000	224,100
Reg. S, 6.00%, 11/15/2026	375,000	113,813
Reg. S, 5.38%, 04/12/2027	390,000	117,000
Reg. S, 5.50%, 04/12/2037	520,000	157,300
Petroleos del Peru SA, 5.63%, 06/19/2047(a)	375,000	390,938
Petroleos Mexicanos, 5.38%, 03/13/2022(a)	190,000	203,006
6.50%, 03/13/2027(a)	410,000	454,374
5.63%, 01/23/2046	940,000	874,200
6.75%, 09/21/2047	260,000	276,614
6.75%, 09/21/2047(a)(e)	210,000	223,419
Rockies Express Pipeline LLC, 5.63%, 04/15/2020(a)	435,000	457,294
Sabine Pass Liquefaction LLC, 5.63%, 02/01/2021	265,000	286,801
6.25%, 03/15/2022	440,000	494,887
Sanchez Energy Corp., 6.13%, 01/15/2023(e)	415,000	354,825
SemGroup Corp., 7.25%, 03/15/2026(a)(e)	315,000	316,575
Seven Generations Energy Ltd., 5.38%, 09/30/2025(a)	405,000	408,038
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/2047	300,000	305,164
Tallgrass Energy Partners LP, 5.50%, 09/15/2024(a)	415,000	426,413
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026(a)	95,000	94,129
Total Capital International SA, 4.25%, 11/26/2021	AUD780,000	638,628
Total Capital SA, 2.13%, 08/10/2018	$475,000	477,380
Williams Partners LP, 3.60%, 03/15/2022	485,000	501,100
3.75%, 06/15/2027	230,000	229,667
5.80%, 11/15/2043	130,000	146,910
WPX Energy, Inc., 6.00%, 01/15/2022	180,000	186,075

		16,687,934

Paper & Forest Products 0.4%
Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021(a)(e)	310,000	319,920
Georgia-Pacific LLC, 8.88%, 05/15/2031	230,000	353,903
Suzano Austria GmbH, 7.00%, 03/16/2047(a)(e)	470,000	513,428

		1,187,251

Pharmaceuticals 1.1%
AstraZeneca plc, 2.38%, 11/16/2020	355,000	356,851
2.38%, 06/12/2022	495,000	490,789
Mylan NV, 3.95%, 06/15/2026 (e)	430,000	437,785
5.25%, 06/15/2046 (e)	225,000	244,069
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/2019	575,000	573,863
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 07/21/2023	685,000	653,347
3.15%, 10/01/2026 (e)	360,000	331,811
Valeant Pharmaceuticals International, Inc., 7.00%, 03/15/2024(a)	200,000	213,518

		3,302,033

Professional Services 0.2%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/2039(a)	720,000	741,992

Real Estate Management & Development 0.1%
Avison Young Canada, Inc., 9.50%, 12/15/2021(a)	250,000	252,812

Road & Rail 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/2024(a)	290,000	311,750

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	275,000	310,750
Micron Technology, Inc., 5.25%, 08/01/2023(a)	300,000	312,900

		623,650

Software 0.1%
VMware, Inc., 2.95%, 08/21/2022	405,000	407,419

Specialty Retail 0.2%
L Brands, Inc., 5.63%, 02/15/2022	250,000	266,850
Penske Automotive Group, Inc., 5.50%, 05/15/2026	300,000	310,125
Staples, Inc., 8.50%, 09/15/2025(a)	190,000	184,775

		761,750

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc., 2.85%, 05/11/2024	430,000	435,222

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC, 8.35%, 07/15/2046(a)		$600,000	$770,599
Hewlett Packard Enterprise Co., 2.45%, 10/05/2017		322,000	322,015
2.85%, 10/05/2018		355,000	358,549
6.20%, 10/15/2035		440,000	472,383
NCR Corp., 6.38%, 12/15/2023		325,000	346,645
Xerox Corp., 3.63%, 03/15/2023		105,000	104,121

			2,809,534

Thrifts & Mortgage Finance 0.1%
Quicken Loans, Inc., 5.75%, 05/01/2025(a)(e)		225,000	236,250

Tobacco 1.2%
Altria Group, Inc., 9.25%, 08/06/2019		434,000	491,523
9.95%, 11/10/2038		55,000	93,336
10.20%, 02/06/2039		272,000	471,931
BAT Capital Corp., (USD 3 Month LIBOR + 0.59%) 1.91%, 08/14/2020(a)(g)		805,000	806,446
Reynolds American, Inc., 6.88%, 05/01/2020		315,000	350,986
4.45%, 06/12/2025		930,000	996,810
8.13%, 05/01/2040		245,000	359,421

			3,570,453

Trading Companies & Distributors 0.3%
H&E Equipment Services, Inc., 5.63%, 09/01/2025(a)		315,000	332,325
United Rentals North America, Inc., 4.88%, 01/15/2028		350,000	351,750
4.88%, 01/15/2028		315,000	316,575

			1,000,650

Transportation Infrastructure 0.1%
ENA Norte Trust, 4.95%, 04/25/2023(a)		189,770	197,361

Wireless Telecommunication Services 1.8%
America Movil SAB de CV, 5.00%, 10/16/2019		460,000	487,146
C&W Senior Financing Designated Activity Co., 6.88%, 09/15/2027(a)(e)		420,000	436,800
Digicel Group Ltd., 7.13%, 04/01/2022(a)		495,000	448,391
Digicel Ltd., 6.75%, 03/01/2023(a)(e)		925,000	906,500
Inmarsat Finance plc, 6.50%, 10/01/2024(a)		300,000	323,250
MTN Mauritius Investment Ltd., 6.50%, 10/13/2026(a)		265,000	284,875
Sprint Communications, Inc., 7.00%, 08/15/2020		335,000	366,028
Sprint Corp., 7.88%, 09/15/2023		430,000	498,800
Telefonica Celular del Paraguay SA, 6.75%, 12/13/2022(a)		230,000	239,158
T-Mobile USA, Inc., 5.13%, 04/15/2025(e)		275,000	287,375
5.38%, 04/15/2027		390,000	420,342
Vodafone Group plc, 5.45%, 06/10/2019		910,000	960,227

			5,658,892

Total Corporate Bonds (cost $126,908,936)			130,116,181

Foreign Government Securities 12.5%

ANGOLA 0.0%†
Republic of Angola, Reg. S, 7.00%, 08/17/2019		125,000	128,880

ARGENTINA 0.7%
Provincia de Buenos Aires, Reg. S, 9.38%, 09/14/2018		250,000	264,295
6.50%, 02/15/2023(a)		260,000	274,082
Republic of Argentina, 22.75%, 03/05/2018	ARS	3,462,000	199,202
21.20%, 09/19/2018		7,553,000	430,102
26.25%, 06/21/2020		3,398,242	207,555
6.63%, 07/06/2028		$240,000	253,200
0.00%, 12/15/2035		890,000	96,120
2.50%, 12/31/2038(c)		550,000	387,750
7.13%, 06/28/2117(a)		225,000	224,550

			2,336,856

BAHRAIN 0.2%
Kingdom of Bahrain, 7.50%, 09/20/2047(a)(e)		485,000	474,272

BELGIUM 0.2%
Kingdom of Belgium, Reg. S, 1.60%, 06/22/2047(a)	EUR	609,501	691,511

BRAZIL 0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2025		BRL2,899,000	940,461
10.00%, 01/01/2027		3,640,000	1,173,091
Federative Republic of Brazil, 4.88%, 01/22/2021(e)		$255,000	272,860
6.00%, 04/07/2026		120,000	133,200

			2,519,612

CANADA 0.6%
Canada Government Bond, 2.25%, 06/01/2025	CAD	1,360,000	1,107,914
Province of British Columbia, 6.60%, 01/09/2020(a)	INR	8,800,000	136,793
Province of Quebec, 4.50%, 12/01/2020	CAD	650,000	561,441

			1,806,148

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Foreign Government Securities (continued)

	Principal Amount	Value

CHILE 0.6%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 03/01/2021	CLP75,000,000	$120,377
4.50%, 03/01/2026	715,000,000	1,128,273
Republic of Chile, 3.86%, 06/21/2047	$400,000	407,000
Tesoreria General de LA Republica, 6.00%, 01/01/2022	CLP110,000,000	187,067

		1,842,717

COLOMBIA 0.2%
Republic of Colombia, 2.63%, 03/15/2023	$160,000	157,000
5.00%, 06/15/2045	175,000	180,031
Titulos de Tesoreria, 7.00%, 05/04/2022	COP926,500,000	326,776

		663,807

COSTA RICA 0.1%
Republic of Costa Rica, 7.16%, 03/12/2045(a)	$200,000	216,000

CROATIA 0.3%
Republic of Croatia, 6.75%, 11/05/2019(a)	355,000	384,680
Reg. S, 3.88%, 05/30/2022	EUR225,000	299,487
6.00%, 01/26/2024(a)(e)	$240,000	274,078

		958,245

ECUADOR 0.1%
Republic of Ecuador, 9.63%, 06/02/2027(a)	250,000	262,500

EGYPT 0.1%
Arab Republic of Egypt, 6.13%, 01/31/2022(a)	400,000	413,956

EL SALVADOR 0.0%†
Republic of El Salvador, Reg. S, 7.38%, 12/01/2019	130,000	135,525

GERMANY 0.0%†
Federal Republic of Germany, Reg. S, 2.50%, 08/15/2046	EUR61,328	94,388

GHANA 0.1%
Republic of Ghana, 8.13%, 01/18/2026(a)	$220,000	233,820

HUNGARY 0.3%
Hungary Government Bond, 4.13%, 02/19/2018	240,000	242,160
1.75%, 10/26/2022	HUF168,580,000	655,723
6.00%, 11/24/2023	37,700,000	180,074

		1,077,957

INDONESIA 0.6%
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/2026(a)	$245,000	260,619
Republic of Indonesia, 3.38%, 04/15/2023(a)	260,000	264,342
4.35%, 01/08/2027(a)(e)	210,000	222,775
3.75%, 06/14/2028(a)	EUR200,000	264,450
8.75%, 05/15/2031	IDR1,975,000,000	169,874
5.25%, 01/17/2042(a)	$175,000	195,159
5.25%, 01/08/2047(a)	200,000	225,385
4.75%, 07/18/2047(a)	165,000	173,966

		1,776,570

IRELAND 0.1%
Republic of Ireland, Reg. S, 1.00%, 05/15/2026	EUR155,000	187,099

ITALY 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/2025	430,000	500,453

IVORY COAST 0.1%
Republic of Cote d’Ivoire, 5.75%, 12/31/2032(a)(c)	$241,250	236,565

KAZAKHSTAN 0.1%
KazAgro National Management Holding JSC, 4.63%, 05/24/2023(a)	255,000	256,607

KENYA 0.1%
Republic of Kenya, 5.88%, 06/24/2019(a)	250,000	256,895
6.88%, 06/24/2024(a)	120,000	122,489

		379,384

MALAYSIA 0.5%
Malaysia Government Bond, 3.58%, 09/28/2018	MYR4,855,000	1,154,855
3.76%, 03/15/2019	1,102,000	263,321

		1,418,176

MEXICO 0.9%
Mexican Bonos, 4.75%, 06/14/2018	MXN8,600,000	464,839
8.00%, 12/07/2023	4,170,000	243,678
10.00%, 12/05/2024	15,900,000	1,033,849
7.50%, 06/03/2027	15,320,000	878,103
United Mexican States, 4.00%, 10/02/2023	$135,000	142,722

		2,763,191

NETHERLANDS 0.2%
Netherlands Government Bond, Reg. S, 2.50%, 01/15/2033(a)	EUR500,000	726,709

PERU 0.4%
Peruvian Bonos de Tesoreria, Reg. S, 6.15%, 08/12/2032(a)	PEN920,000	296,748
Republic of Peru, 5.70%, 08/12/2024(a)	653,000	212,238
8.20%, 08/12/2026(a)	2,210,000	836,387

		1,345,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Foreign Government Securities (continued)

	Principal Amount	Value

PHILIPPINES 0.1%
Republic of Philippines, 3.90%, 11/26/2022	PHP10,000,000	$194,392

POLAND 0.2%
Republic of Poland, 2.50%, 07/25/2026	PLN2,793,000	719,108

PORTUGAL 0.4%
Portugal Obrigacoes do Tesouro OT, Reg. S, 4.95%, 10/25/2023(a)	EUR425,000	606,469
Reg. S, 5.65%, 02/15/2024(a)	425,000	627,098

		1,233,567

RUSSIA 0.4%
Russian Federal Bond - OFZ, 6.20%, 01/31/2018	RUB8,500,000	146,951
7.50%, 02/27/2019	14,358,000	249,634
7.40%, 12/07/2022	28,336,000	490,612
7.05%, 01/19/2028	22,010,000	371,193
Russian Foreign Bond, Reg. S, 5.00%, 04/29/2020	$100,000	106,000

		1,364,390

SAUDI ARABIA 0.3%
Kingdom of Saudi Arabia, 3.63%, 03/04/2028 (a)	385,000	380,026
4.63%, 10/04/2047 (a)	300,000	301,813
KSA Sukuk Ltd., 2.89%, 04/20/2022(a)	180,000	180,810

		862,649

SERBIA 0.1%
Republic of Serbia, 7.25%, 09/28/2021(a)	195,000	225,127

SLOVENIA 0.1%
Republic of Slovenia, Reg. S, 4.63%, 09/09/2024	EUR157,000	239,731

SOUTH AFRICA 0.3%
Republic of South Africa, 4.30%, 10/12/2028(e)	$400,000	376,810
7.00%, 02/28/2031	ZAR5,200,000	319,958
8.75%, 01/31/2044	3,015,007	201,031

		897,799

SOUTH KOREA 0.3%
Export-Import Bank of Korea, 6.90%, 01/08/2021	IDR2,100,000,000	157,270
6.20%, 08/07/2021(a)	INR51,000,000	776,559

		933,829

SPAIN 0.3%
Kingdom of Spain, Reg. S, 1.30%, 10/31/2026 (a)	EUR440,000	516,064
Reg. S, 5.15%, 10/31/2028 (a)	300,000	476,187

		992,251

SRI LANKA 0.3%
Democratic Socialist Republic of Sri Lanka, 6.25%, 10/04/2020(a)	$100,000	$106,527
Reg. S, 6.25%, 07/27/2021	400,000	430,059
6.20%, 05/11/2027(a)	250,000	262,263

		798,849

SWEDEN 0.2%
Sweden Government Bond, 1.00%, 11/12/2026	SEK5,600,000	706,218

TURKEY 1.0%
Republic of Turkey, 11.10%, 05/15/2019	TRY3,483,000	970,718
9.20%, 09/22/2021	1,698,000	449,764
5.13%, 03/25/2022	$110,000	115,179
4.25%, 04/14/2026	375,000	360,247
11.00%, 02/24/2027	TRY2,160,200	617,518
6.00%, 03/25/2027	$210,000	225,422
5.75%, 05/11/2047	320,000	314,586

		3,053,434

UKRAINE 0.5%
Ukraine Government Bond, Reg. S, 7.75%, 09/01/2021	155,000	164,511
7.75%, 09/01/2022(a)	85,000	90,133
Reg. S, 7.75%, 09/01/2023	300,000	314,961
Reg. S, 7.75%, 09/01/2026	150,000	154,345
7.38%, 09/25/2032(a)(e)	500,000	486,875
Ukreximbank Via Biz Finance plc, Reg. S, 9.75%, 01/22/2025	400,000	429,748

		1,640,573

UNITED KINGDOM 0.3%
U.K. Treasury Bonds, Reg. S, 4.75%, 12/07/2030	GBP133,000	245,415
Reg. S, 4.25%, 06/07/2032	350,000	626,115

		871,530

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of Venezuela, Reg. S, 6.00%, 12/09/2020	$445,000	171,325
Reg. S, 8.25%, 10/13/2024	310,000	104,625

		275,950

ZAMBIA 0.1%
Republic of Zambia, 5.38%, 09/20/2022(a)	155,000	147,532
8.97%, 07/30/2027(a)	175,000	189,998

		337,530

Total Foreign Government Securities (cost $38,040,440)		38,793,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Loan Participations 8.6%

	Principal Amount	Value

Aerospace & Defense 0.5%
Transdigm, Inc., 1st Lien Tranche D Term Loan, (1 Month LIBOR + 3.00%) 4.33%, 06/04/2021(g)	$1,449,394	$1,452,467

Automobiles 0.2%
Navistar, Inc., Term Loan B, (1 Month LIBOR + 4.00%) 5.24%, 08/07/2020(g)	692,947	696,121

Chemicals 0.8%
MacDermid, Inc., Term loan B6, (1 Month LIBOR + 3.00%) 4.24%, 06/07/2023(g)	1,016,445	1,021,527
PQ Corp., Term Loan B,, (1 Month LIBOR + 3.25%) 4.56%, 11/04/2022(g)	1,341,475	1,352,972

		2,374,499

Commercial Services & Supplies 0.5%
WideOpenWest Finance LLC, Term Loan B,, (1 Month LIBOR + 3.25%) 4.48%, 08/18/2023(g)	1,434,163	1,430,577

Consumer Products 0.4%
Party City Holdings Inc., 1st Lien Term Loan B, (3 Month LIBOR + 3.00%) 4.32%, 08/19/2022(g)	1,246,608	1,251,594

Diversified Telecommunication Services 0.7%
Centurylink, Inc., 1st Lien Term Loan, (1 Month LIBOR + 2.75%) 2.75%, 01/31/2025(g)	1,000,000	968,500
Sable International Finance Ltd., Term Loan B3, (1 Month LIBOR + 3.50%) 4.74%, 01/31/2025(g)	650,000	642,687
Windstream Corp., Term Loan B, (1 Month LIBOR + 4.00%) 5.24%, 03/29/2021(g)	520,728	463,448

		2,074,635

Electric Utilities 0.2%
Vistra Operations Co. LLC, Term Loan B2, (1 Month LIBOR + 2.75%) 3.98%, 12/14/2023(g)	696,491	698,713

Equity Real Estate Investment Trusts (REITs) 0.1%
Communications Sales & Leasing, Inc., 1st Lien Term Loan, (1 Month LIBOR + 3.00%) 4.24%, 10/24/2022(g)	480,159	443,667

Food & Staples Retailing 0.4%
Albertson’s LLC, Term Loan B4,, (1 Month LIBOR + 2.75%) 3.99%, 08/25/2021(g)	1,309,271	1,261,195

Healthcare Providers and Services 0.5%
CHG Healthcare Services, Inc., Term Loan, (1 Month LIBOR + 3.25%) 4.56%, 06/07/2023(g)	1,430,477	1,443,252

Hotels Restaurants & Leisure 0.3%
Scientific Games Corp. Term Loan B4, (1 Month LIBOR + 3.25%) 4.51%, 08/14/2024(g)	800,000	800,752

Insurance 0.5%
Asurion LLC, Term Loan B5, (1 Month LIBOR + 3.00%) 4.24%, 11/03/2023(g)	1,413,949	1,419,647

Internet Software & Services 0.3%
Cologix, 1st Lien Term Loan, (1 Month LIBOR + 3.00%) 4.46%, 03/15/2024(g)	800,975	800,310

IT Services 0.4%
First Data Corp., Term Loan B, (1 Month LIBOR + 2.50%) 3.74%, 04/26/2024(g)	1,360,064	1,364,198

Media 0.9%
Cengage Learning Inc., Term Loan B1, (1 Month LIBOR + 4.25%) 5.49%, 05/27/2023(g)	1,342,340	1,234,711
McGraw-Hill Global Education Holding LLC, 1st Lien Term Loan, (1 Month LIBOR + 4.00%) 5.24%, 05/02/2022(g)	1,347,938	1,322,178
Tribune Co., Term Loan, (1 Month LIBOR + 4.75%) 5.99%, 08/04/2021(g)	140,733	141,612
William Morris Endeavor Entertainment, LLC, Term Loan, (1 Month LIBOR + 3.25%) 4.49%, 05/06/2021 (g)	247,018	248,377

		2,946,878

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy, Term loan, (3 Month LIBOR + 7.50%) 8.81%, 08/23/2021(g)	500,000	538,280
Jonah Energy LLC, 2nd Lien Term Loan, (3 Month LIBOR + 5.50%) 9.75%, 05/12/2021(g)	245,000	244,387

		782,667

Paper & Forest Products 0.1%
Catalyst Paper Corp., Term Loan, (3 Month LIBOR + 12.00%) 12.00%, 01/01/2100(g)(j)(k)	186,141	186,141

Road & Rail 0.1%
Neff Rental LLC, 2nd Lien Term Loan, (1 Month LIBOR + 6.25%) 7.66%, 06/09/2021(g)	201,661	201,829

Software 0.5%
Camelot Finance SA, 1st Lien Term Loan, (1 Month LIBOR + 3.25%) 4.74%, 10/03/2023(g)	698,246	700,536
Dell International LLC, 1st Lien Term Loan, (1 Month LIBOR + 2.50%) 3.74%, 09/07/2023(g)	992,513	995,609

		1,696,145

Speciality Retail 0.0%†
J. Crew Group, Inc. Term Loan,, (1 Month LIBOR + 3.22%) 4.51%, 03/05/2018(g)	135,451	81,732

Specialty Retail 0.4%
Jo-Ann Stores Holdings, Inc., Term Loan, (3 Month LIBOR + 5.00%) 6.39%, 10/20/2023(g)	317,600	302,911
Petco Animal Supplies, Inc., Term Loan B1, (3 Month LIBOR + 3.00%) 4.31%, 01/26/2023(g)	1,352,832	1,113,273

		1,416,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Loan Participations (continued)

	Principal Amount	Value

Technology 0.0%†
BMC Software Inc., 1st Lien Term Loan, (1 Month LIBOR + 4.00%) 5.24%, 09/10/2022(g)	$128,167	$128,761

Wireless Telecommunication Services 0.6%
Digicel Intl. Finance Ltd., Term Loan, (3 Month LIBOR + 3.75%) 5.07%, 05/27/2024(g)	450,000	451,125
Sprint Corp., 1st Lien Term Loan, (1 Month LIBOR + 2.50%) 3.75%, 02/02/2024(g)	1,492,500	1,493,440

		1,944,565

Total Loan Participation (cost $27,439,783)		26,896,529

Mortgage-Backed Securities 10.8%

	Principal Amount	Value
FHLMC Gold Pool
Pool# C90381 7.50%, 11/01/2020	76	80
Pool# C00712 6.50%, 02/01/2029	3,436	3,855
Pool# J32653 3.50%, 08/01/2030	78,097	81,965
Pool# C41531 8.00%, 08/01/2030	1,309	1,374
Pool# J32749 3.50%, 09/01/2030	72,005	75,609
Pool# C42327 8.00%, 09/01/2030	771	872
Pool# C01104 8.00%, 12/01/2030	5,300	6,147
Pool# C49587 8.00%, 03/01/2031	15,598	16,346
Pool# C50477 8.00%, 04/01/2031	11,735	12,359
Pool# C53381 8.00%, 06/01/2031	1,122	1,125
Pool# C69951 6.50%, 08/01/2032	17,332	19,212
Pool# G60085 5.50%, 06/01/2041	198,270	222,268
Pool# Q20545 3.50%, 07/01/2043	304,165	315,276
Pool# G07787 4.00%, 08/01/2044	462,973	493,038
Pool# G60847 4.00%, 01/01/2045	716,946	761,497
Pool# Q37249 3.50%, 11/01/2045	359,950	373,930
Pool# Q38896 4.00%, 02/01/2046	851,429	903,946
Pool# Q39379 4.50%, 03/01/2046	147,585	159,583
Pool# Q50962 3.50%, 09/01/2047	935,000	965,097
FNMA Pool
Pool# FN0004 3.62%, 12/01/2020	118,501	123,832
Pool# AM9378 3.13%, 07/01/2025	312,899	322,220
Pool# AN2259 2.55%, 07/01/2026	294,041	287,693
Pool# 540017 8.00%, 05/01/2030	1,069	1,072
Pool# AZ4471 3.50%, 07/01/2030	124,563	129,839
Pool# AZ6158 3.50%, 09/01/2030	50,500	52,815
Pool# AL6344 5.00%, 02/01/2031	24,318	26,598
Pool# 564993 7.50%, 03/01/2031	7,043	7,202
Pool# 606566 7.50%, 10/01/2031	3,118	3,230
Pool# 642656 7.00%, 07/01/2032	4,946	4,986
Pool# AB0047 4.50%, 04/01/2035	424,210	460,077
Pool# 886574 3.45%, 08/01/2036(b)	44,992	48,327
Pool# 888817 5.50%, 08/01/2037	97,582	109,368
Pool# AL1104 5.50%, 02/01/2038	166,856	187,059
Pool# 995049 5.50%, 02/01/2038	148,798	166,611
Pool# 257231 5.50%, 06/01/2038	133,780	149,016
Pool# AE0811 6.00%, 09/01/2039	38,336	43,446
Pool# AC9581 5.50%, 01/01/2040	49,369	55,329
Pool# AL5814 5.50%, 07/01/2040	481,420	540,350
Pool# AB5692 4.00%, 06/01/2042	182,940	194,130
Pool# AB5617 4.00%, 07/01/2042	196,855	208,728
Pool# AL5760 4.00%, 09/01/2043	303,026	322,416
Pool# AS4991 3.50%, 05/01/2045	1,101,243	1,140,746
Pool# AY4204 3.50%, 05/01/2045	521,210	539,907
Pool# AZ9821 3.50%, 09/01/2045	372,355	384,141
Pool# AL7441 3.50%, 10/01/2045	271,421	280,012
Pool# BC0302 4.50%, 03/01/2046	395,353	433,045
Pool# AS6938 4.00%, 04/01/2046	1,361,483	1,445,484
Pool# AS7545 3.50%, 07/01/2046	954,736	984,954
Pool# MA2772 3.50%, 10/01/2046	842,504	869,169

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AS8204 3.50%, 10/01/2046	$649,231	$672,666
Pool# MA2833 3.00%, 12/01/2046	3,439,142	3,452,870
Pool# BE4223 3.50%, 12/01/2046	243,018	251,501
Pool# MA2956 3.00%, 04/01/2047	1,091,979	1,096,338
Pool# AS9535 4.00%, 05/01/2047	407,094	427,672
Pool# CA0079 4.00%, 07/01/2047	503,426	528,872
Pool# BH6534 4.00%, 07/01/2047	339,081	357,185
Pool# BH6565 4.00%, 08/01/2047	259,652	273,515
FNMA TBA 3.00%, 10/25/2032	890,000	914,475
3.00%, 10/25/2047	1,810,000	1,815,939
3.50%, 10/25/2047	2,955,000	3,046,305
4.00%, 10/25/2047	2,725,000	2,869,127
4.50%, 10/25/2047	374,000	401,466
GNMA II Pool
Pool# 82468 2.37%, 01/20/2040(b)	147,761	153,798
Pool# 82483 2.37%, 02/20/2040(b)	53,987	56,017
Pool# 82520 2.63%, 04/20/2040(b)	86,191	89,109
Pool# 82570 3.13%, 06/20/2040(b)	2,359	2,492
Pool# MA1161 5.50%, 07/20/2043	68,362	75,302
Pool# MA1289 5.50%, 09/20/2043	145,967	162,020
Pool# 710035 5.39%, 12/20/2059(b)	27,404	27,731
Pool# 725640 5.29%, 05/20/2060(b)	103,096	106,512
Pool# 710065 4.81%, 02/20/2061(b)	325,783	332,136
Pool# 773443 5.07%, 04/20/2062(b)	131,578	135,499
Pool# 766552 4.79%, 05/20/2062(b)	81,713	83,931
Pool# 765227 4.55%, 11/20/2062(b)	713,391	738,837
Pool# AC0942 4.66%, 01/20/2063(b)	26,256	27,931
Pool# AC0934 4.70%, 01/20/2063(b)	76,274	81,541
Pool# AJ4785 4.69%, 08/20/2064(b)	153,327	156,574
Pool# AS6007 4.55%, 12/20/2066(b)	416,596	459,318
Pool# AY2220 4.51%, 01/20/2067(b)	880,421	972,315

Total Mortgage-Backed Securities (cost $33,914,662)		33,704,375

Municipal Bonds 0.4%

	Principal Amount	Value

Georgia 0.4%
Municipal Electric Authority of Georgia, RB Series A, 6.64%, 04/01/2057	675,000	851,121
Municipal Electric Authority of Georgia, RB (continued) Series A, 7.06%, 04/01/2057	440,000	546,608

Total Municipal Bonds (cost $1,116,310)		1,397,729

Supranational 1.2%

	Principal Amount	Value
Africa Finance Corp., 3.88%, 04/13/2024(a)	205,000	206,554
Banque Ouest Africaine de Developpement 5.50%, 05/06/2021(a)	485,000	515,313
5.00%, 07/27/2027(a)	290,000	297,975
Eastern and Southern African Trade and Development Bank, 6.38%, 12/06/2018	320,000	331,873
European Bank for Reconstruction & Development, 7.38%, 04/15/2019	IDR 9,440,000,000	716,540
Inter-American Development Bank 7.00%, 02/04/2019	1,000,000,000	75,466
5.50%, 08/23/2021	INR 4,300,000	65,584
7.88%, 03/14/2023	IDR 3,430,000,000	277,913
International Bank for Reconstruction & Development 6.38%, 08/07/2018	INR10,000,000	153,736
5.75%, 10/28/2019	17,650,000	269,750
3.50%, 01/22/2021	NZD488,000	360,459
3.00%, 10/19/2026	AUD461,000	353,628

Total Supranational (cost $3,566,549)		3,624,791

U.S. Government Agency Security 0.1%

	Principal Amount	Value
FHLMC, 5.13%, 11/17/2017	265,000	266,340

Total U.S. Government Agency Security (cost $265,314)		266,340

U.S. Treasury Obligations 11.4%

	Principal Amount	Value
U.S. Treasury Bonds 3.00%, 02/15/2047(e)	1,675,000	1,722,960
3.00%, 05/15/2047(e)	4,760,000	4,897,966
2.75%, 08/15/2047(e)	990,000	968,498
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/2027(l)	500,000	500,572
U.S. Treasury Notes 1.38%, 07/31/2019(e)	5,895,000	5,885,559
1.25%, 08/31/2019(e)	1,645,000	1,637,996
1.38%, 09/15/2020(e)	1,195,000	1,186,738
1.88%, 07/31/2022	3,750,000	3,741,797
1.63%, 08/31/2022(e)	4,585,000	4,521,956

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes (continued) 1.88%, 08/31/2024	$900,000	$883,969
2.25%, 08/15/2027(e)	9,520,000	9,455,293

Total U.S. Treasury Obligations (cost $35,695,089)		35,403,304

Common Stocks 0.3%

	Shares	Value

IT Services 0.1%
iPayment Holdings, Inc.*(j)	265,038	106,015
iPayment, Inc.*(j)	1,697	169,700

		275,715

Oil, Gas & Consumable Fuels 0.2%
Chaparral Energy, Inc. *(d)	2,956	58,381
Chaparral Energy, Inc., Class A *	12,224	279,930
Frontera Energy Corp. SL *	5,162	180,670
Templar Energy LLC *(d)	6,672	26,688

		545,669

Paper & Forest Products 0.0%†
Catalyst Paper Corp. *(j)	344,368	14,291

Wireless Telecommunication Services 0.0%†
NII Holdings, Inc. *(e)	20,137	9,263

Total Common Stocks (cost $1,250,343)		844,938

Preferred Stock 0.0%†

	Shares	Value

Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00%, *(d)(m)	4,172	38,591

Total Preferred Stock (cost $41,720)		38,591

Short-Term Investment 3.3%

	Shares	Value

Money Market Fund 3.3%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.21%(n)	10,390,003	10,394,159

Total Short-Term Investment (cost $10,394,159)		10,394,159

Repurchase Agreements 2.9%

	Principal Amount	Value
BNP Paribas Securities Corp. 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $2,000,172, collateralized by U.S. Government Treasury Securities, ranging from 0.00% — 6.25%, maturing 03/31/2021 — 08/15/2037; total market value $2,040,000.(o)	$2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc. 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $4,953,314, collateralized by U.S. Government Agency Securities, ranging from 1.48% — 4.00%, maturing 12/15/2039 — 09/20/2067; total market value $5,051,930.(o)	4,952,873	4,952,873
Natixis New York Branch 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $1,000,089, collateralized by U.S. Government Treasury Securities, ranging from 0.13% — 2.50%, maturing 05/31/2021 — 02/15/2045; total market value $1,020,092.(o)	1,000,000	1,000,000
RBS Securities, Inc. 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $1,000,204, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 — 02/15/2026; total market value $1,020,004.(o)	1,000,000	1,000,000

Total Repurchase Agreements (cost $8,952,873)		8,952,873

Total Investments (cost $316,762,388) — 103.0%		320,071,363
Liabilities in excess of other assets — (3.0)%		(9,309,584)

NET ASSETS — 100.0%		$310,761,779

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $83,284,588 which represents 26.80% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2017.
(d)	Value determined using significant unobservable inputs.
(e)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $36,642,734, which was collateralized by cash used to purchase repurchase agreements with a total value of $8,952,873 and by $29,006,725 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 9.13%, and maturity dates ranging from 09/30/2017 — 05/15/2047 a total value of $37,959,598.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

(f)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2017. The maturity date reflects the next call date.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.
(h)	Security in default.
(i)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the PIK rate.
(j)	Fair valued security.
(k)	Illiquid security.
(l)	Principal amounts are not adjusted for inflation.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2017.
(n)	Represents 7-day effective yield as of September 30, 2017.
(o)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $8,952,873.
(p)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
†	Amount rounds to less than 0.1%.

FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IO	Interest only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced; Security is subject to delayed delivery
Currency:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland New Zloty
RUB	Russia Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	698,941	BRL	2,190,831	JPMorgan Chase Bank**	10/03/2017	7,205
CHF	998,567	USD	1,025,971	HSBC Bank plc	10/31/2017	7,180
JPY	326,555,937	USD	2,892,999	HSBC Bank plc	10/31/2017	13,178
NZD	2,099,003	USD	1,510,459	JPMorgan Chase Bank	10/31/2017	4,770
PLN	1,869,485	USD	508,150	Bank of America NA	10/31/2017	4,160
USD	1,728,721	AUD	2,201,337	JPMorgan Chase Bank	10/31/2017	2,616
USD	1,014,922	CAD	1,256,139	Standard Chartered Bank	10/31/2017	7,999
USD	321,622	MXN	5,869,576	HSBC Bank plc	10/31/2017	822
ZAR	1,833,043	USD	134,400	Toronto Dominion Bank	10/31/2017	359

Total unrealized appreciation						48,289

USD	951,074	EUR	809,666	Toronto Dominion Bank	10/31/2017	(7,340)
USD	877,221	GBP	654,247	Toronto Dominion Bank	10/31/2017	(294)
USD	676,525	HUF	179,367,143	Bank of America NA	10/31/2017	(4,404)
USD	241,946	ZAR	3,299,829	Toronto Dominion Bank	10/31/2017	(646)

Total unrealized depreciation						(12,684)

Net unrealized appreciation						35,605

**	Non-deliverable forward.

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Poland New Zloty
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

● Level 1 —	Quoted prices in active markets for identical assets
● Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$10,867,174	$—	$10,867,174
Collateralized Mortgage Obligations	—	7,995,464	2,714	7,998,178
Commercial Mortgage-Backed Securities	—	10,772,953	—	10,772,953
Common Stocks
IT Services	—	275,715	—	275,715
Oil, Gas & Consumable Fuels	460,600	—	85,069	545,669
Paper & Forest Products	—	14,291	—	14,291
Wireless Telecommunication Services	9,263	—	—	9,263

Total Common Stocks	469,863	290,006	85,069	844,938

Corporate Bonds	—	130,116,181	—	130,116,181
Foreign Government Securities	—	38,793,248	—	38,793,248
Forward Foreign Currency Contracts	—	48,289	—	48,289
Loan Participations	—	26,896,529	—	26,896,529
Mortgage-Backed Securities	—	33,704,375	—	33,704,375
Municipal Bonds	—	1,397,729	—	1,397,729
Preferred Stock	—	—	38,591	38,591
Repurchase Agreements	—	8,952,873	—	8,952,873
Short-Term Investment	10,394,159	—	—	10,394,159
Supranational	—	3,624,791	—	3,624,791
U.S. Government Agency Security	—	266,340	—	266,340
U.S. Treasury Obligations	—	35,403,304	—	35,403,304

Total Assets	$10,864,022	$309,129,256	$126,374	$320,119,652

Liabilities:
Forward Foreign Currency Contracts	$—	$(12,684)	$—	$(12,684)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi Sector Bond Fund

	Level 1	Level 2	Level 3	Total
Total Liabilities	$—	$(12,684)	$—	$(12,684)

Total	$10,864,022	$309,116,572	$126,374	$320,106,968

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Collateralized Mortgage Obligations	Common Stocks	Preferred Stocks	Total
Balance as of 12/31/2016	$—	$—	$—	$—
Accrued Accretion/(Amortization)	—	—	—	—
Realized Gain/(Loss)	521	—	—	521
Change in Unrealized Appreciation/(Depreciation)	2,714	(32,630)	(3,129)	(33,045)
Purchases*	—	78,334	—	78,334
Sales	(521)	—	—	(521)
Transfers Into Level 3	—	39,365	41,720	81,085
Transfers Out of Level 3	—	—	—	—

Balance as of 09/30/2017	$2,714	$85,069	$38,591	$126,374

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/2017	$2,714	$(32,630)	$(3,129)	$(33,045)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017:

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$48,289

Total		$48,289

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(12,684)

Total		$(12,684)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 93.9%

	Shares	Value
AUSTRALIA 4.6%
Beverages 0.6%
Treasury Wine Estates Ltd.	518,510	$5,588,521

Biotechnology 0.6%
CSL Ltd.	52,434	5,512,564

Commercial Services & Supplies 1.1%
Brambles Ltd.	1,402,918	9,936,148

Containers & Packaging 1.7%
Amcor Ltd.	1,335,905	15,985,011

Diversified Financial Services 0.2%
Challenger Ltd.	146,070	1,432,440

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	131,830	2,180,510

Professional Services 0.2%
ALS Ltd.	324,940	1,997,823

		42,633,017

AUSTRIA 0.1%
Semiconductors & Semiconductor Equipment 0.1%
ams AG *	18,350	1,332,818

BELGIUM 0.4%
Biotechnology 0.2%
Galapagos NV *	21,170	2,154,492

Chemicals 0.2%
Umicore SA	21,590	1,786,311

		3,940,803

BRAZIL 5.1%
Banks 1.4%
Banco Bradesco SA, ADR*	1,145,932	12,685,467

Capital Markets 1.4%
B3 SA - Brasil Bolsa Balcao*	1,796,632	13,586,138

Diversified Consumer Services 0.9%
Kroton Educacional SA	1,312,486	8,308,841

Health Care Providers & Services 0.1%
Fleury SA	110,200	1,025,399

IT Services 1.2%
Cielo SA	1,608,569	11,163,458

Multiline Retail 0.1%
Magazine Luiza SA	46,100	1,080,177

		47,849,480

CANADA 8.6%
Containers & Packaging 0.2%
CCL Industries, Inc., Class B	41,720	2,018,877

Energy Equipment & Services 0.2%
Trican Well Service Ltd. *	626,810	2,290,726

Food Products 0.2%
Premium Brands Holdings Corp.	24,250	1,933,781

Insurance 1.3%
Fairfax Financial Holdings Ltd.	11,248	5,853,467
Great-West Lifeco, Inc.	214,048	6,160,260

		12,013,727

IT Services 2.1%
CGI Group, Inc., Class A*	357,998	18,563,391

Leisure Products 0.0%†
BRP, Inc.	12,160	393,330

Metals & Mining 0.3%
Franco-Nevada Corp.	20,230	1,567,420
Lundin Mining Corp.	184,220	1,263,813
Teck Resources Ltd., Class B	20,940	441,625

		3,272,858

Multiline Retail 0.3%
Dollarama, Inc.	26,068	2,852,386

Oil, Gas & Consumable Fuels 2.9%
Cenovus Energy, Inc.	618,994	6,206,063
PrairieSky Royalty Ltd.	323,951	8,289,926
Suncor Energy, Inc.	336,937	11,808,659

		26,304,648

Road & Rail 0.9%
Canadian National Railway Co.	96,354	7,983,231

Specialty Retail 0.2%
Sleep Country Canada Holdings, Inc. Reg. S(a)	59,150	1,710,384

		79,337,339

CHINA 2.8%
Automobiles 0.5%
Brilliance China Automotive Holdings Ltd.	1,694,000	4,553,124

Beverages 0.2%
China Resources Beer Holdings Co. Ltd.	764,000	2,072,062

Electronic Equipment, Instruments & Components 0.3%
Sunny Optical Technology Group Co. Ltd.	150,000	2,406,968

Hotels, Restaurants & Leisure 0.3%
China Lodging Group Ltd., ADR*	22,447	2,667,153

Internet Software & Services 1.1%
58.com, Inc., ADR*	15,890	1,003,295
Baidu, Inc., ADR *	26,170	6,482,047
Momo, Inc., ADR*	60,130	1,884,474
Weibo Corp., ADR*(b)	10,174	1,006,616

		10,376,432

Textiles, Apparel & Luxury Goods 0.2%
Shenzhou International Group Holdings Ltd.	212,000	1,668,953

Water Utilities 0.2%
Beijing Enterprises Water Group Ltd.	2,520,000	2,033,945

		25,778,637

DENMARK 2.3%
Beverages 1.4%
Carlsberg A/S, Class B	117,088	12,826,534

Biotechnology 0.2%
Genmab A/S*	10,059	2,223,391

Road & Rail 0.7%
DSV A/S	90,220	6,825,056

		21,874,981

FINLAND 0.5%
Auto Components 0.1%
Nokian Renkaat OYJ	29,480	1,311,980

Machinery 0.4%
Cargotec OYJ, Class B	19,958	1,255,031
Konecranes OYJ	50,758	2,253,299

		3,508,330

		4,820,310

FRANCE 5.4%
Beverages 0.9%
Pernod Ricard SA	58,318	8,063,639

Capital Markets 0.3%
Amundi SA Reg. S(a)	31,350	2,608,176

Chemicals 0.2%
Arkema SA	18,867	2,311,897

Construction & Engineering 0.4%
Eiffage SA	33,120	3,429,503

Electrical Equipment 1.8%
Schneider Electric SE*	194,156	16,899,305

Health Care Equipment & Supplies 1.0%
BioMerieux	24,360	1,983,106

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Health Care Equipment & Supplies (continued)
Essilor International SA	58,912	$7,288,640

		9,271,746

Household Durables 0.3%
SEB SA	16,973	3,115,300

Professional Services 0.4%
Teleperformance	26,730	3,990,572

Software 0.1%
Ubisoft Entertainment SA*	16,700	1,146,800

		50,836,938

GERMANY 8.6%
Air Freight & Logistics 1.1%
Deutsche Post AG (Registered)	237,700	10,581,696

Capital Markets 2.4%
AURELIUS Equity Opportunities SE & Co. KGaA(b)	24,357	1,600,802
Deutsche Boerse AG	186,185	20,181,136

		21,781,938

Insurance 1.6%
Allianz SE (Registered)	67,043	15,052,184

Machinery 0.9%
GEA Group AG	131,764	5,994,317
KION Group AG	29,014	2,776,595

		8,770,912

Metals & Mining 0.1%
Salzgitter AG	27,090	1,229,795

Software 2.3%
SAP SE	185,815	20,356,091

Wireless Telecommunication Services 0.2%
Drillisch AG	30,155	2,115,276

		79,887,892

HONG KONG 3.4%
Gas Utilities 0.2%
China Gas Holdings Ltd.	666,000	2,005,146

Hotels, Restaurants & Leisure 1.1%
Galaxy Entertainment Group Ltd.	1,447,000	10,224,843

Household Durables 0.1%
Haier Electronics Group Co. Ltd. *	520,000	1,272,454

Industrial Conglomerates 1.7%
CK Hutchison Holdings Ltd.	1,234,088	15,837,420

Paper & Forest Products 0.1%
Nine Dragons Paper Holdings Ltd.	441,000	869,584

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	112,100	1,620,871

		31,830,318

INDIA 0.9%
Banks 0.2%
Yes Bank Ltd.	364,950	1,956,269

Construction Materials 0.2%
Dalmia Bharat Ltd.	39,830	1,572,215

IT Services 0.3%
Vakrangee Ltd.	437,995	3,315,323

Thrifts & Mortgage Finance 0.2%
Indiabulls Housing Finance Ltd.	85,750	1,587,468

		8,431,275

INDONESIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
United Tractors Tbk. PT	1,201,200	2,855,386

ISRAEL 0.6%
Pharmaceuticals 0.6%
Teva Pharmaceutical Industries Ltd., ADR	294,402	5,181,475

ITALY 1.3%
Automobiles 0.1%
Ferrari NV	10,170	1,125,587

Banks 0.9%
FinecoBank Banca Fineco SpA	149,920	1,328,928
Intesa Sanpaolo SpA	2,287,556	8,089,358

		9,418,286

Beverages 0.1%
Davide Campari-Milano SpA	73,510	533,891

Machinery 0.2%
Industria Macchine Automatiche SpA	15,390	1,462,583

		12,540,347

JAPAN 8.2%
Beverages 0.2%
Coca-Cola Bottlers Japan, Inc.	57,300	1,859,999

Building Products 0.4%
LIXIL Group Corp.	85,600	2,273,449
Sanwa Holdings Corp.	101,100	1,160,430

		3,433,879

Construction & Engineering 0.0%†
Penta-Ocean Construction Co. Ltd.	72,200	455,699

Electronic Equipment, Instruments & Components 0.9%
Keyence Corp.	11,448	6,103,282
Omron Corp.	29,100	1,482,203
Topcon Corp.	32,742	577,484

		8,162,969

Internet & Direct Marketing Retail 0.2%
Start Today Co. Ltd.	50,000	1,586,274

Internet Software & Services 1.1%
Yahoo Japan Corp.	2,234,800	10,608,166

Machinery 1.7%
Daifuku Co. Ltd.	31,100	1,534,900
FANUC Corp.	27,400	5,555,597
Hitachi Construction Machinery Co. Ltd.	72,400	2,149,066
Komatsu Ltd.	139,600	3,976,211
THK Co. Ltd.	89,000	3,047,382

		16,263,156

Media 0.0%†
Vector, Inc.	29,500	420,217

Multiline Retail 0.4%
Don Quijote Holdings Co. Ltd.	36,700	1,376,330
Seria Co. Ltd.	41,800	2,326,593

		3,702,923

Personal Products 0.7%
Kao Corp.	105,400	6,214,698

Pharmaceuticals 0.3%
Nippon Shinyaku Co. Ltd.	34,000	2,361,441

Professional Services 0.3%
Outsourcing, Inc.	21,300	296,345
Persol Holdings Co. Ltd.	103,400	2,415,299

		2,711,644

Semiconductors & Semiconductor Equipment 0.3%
Disco Corp.	9,600	1,958,898
SUMCO Corp.	72,600	1,143,988

		3,102,886

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Specialty Retail 0.2%
Nitori Holdings Co. Ltd.	10,200	$1,459,080

Tobacco 1.3%
Japan Tobacco, Inc.	365,000	11,965,366

Trading Companies & Distributors 0.2%
MISUMI Group, Inc.	73,000	1,929,114

		76,237,511

LUXEMBOURG 0.3%
Multiline Retail 0.3%
B&M European Value Retail SA	560,352	2,910,504

MEXICO 2.1%
Beverages 1.6%
Fomento Economico Mexicano SAB de CV, ADR	152,733	14,590,584

Media 0.5%
Grupo Televisa SAB, ADR	191,447	4,722,997

		19,313,581

NETHERLANDS 2.7%
Banks 0.6%
ING Groep NV	307,269	5,666,907

Capital Markets 0.2%
Euronext NV Reg. S (a)	34,480	2,098,576

Oil, Gas & Consumable Fuels 0.6%
Royal Dutch Shell plc, Class B	188,958	5,810,811

Professional Services 1.3%
Wolters Kluwer NV	252,613	11,673,453

		25,249,747

NEW ZEALAND 0.2%
Food Products 0.2%
a2 Milk Co. Ltd.*	371,100	1,707,467

RUSSIA 0.7%
Food & Staples Retailing 0.4%
X5 Retail Group NV, GDR Reg. S*	77,052	3,458,988

Internet Software & Services 0.3%
Yandex NV, Class A*	98,250	3,237,338

		6,696,326

SINGAPORE 1.3%
Banks 1.2%
United Overseas Bank Ltd.	639,362	11,080,013

Electronic Equipment, Instruments & Components 0.1%
Venture Corp. Ltd.	91,400	1,190,401

		12,270,414

SOUTH AFRICA 0.1%
Banks 0.1%
Capitec Bank Holdings Ltd.	17,100	1,085,383

SOUTH KOREA 2.4%
Biotechnology 0.1%
Hugel, Inc.*	1,323	611,693

Electronic Equipment, Instruments & Components 0.3%
Samsung SDI Co. Ltd.	18,020	3,137,668

Internet Software & Services 1.2%
NAVER Corp.	17,833	11,625,115

Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd.	3,258	7,323,033

		22,697,509

SPAIN 1.2%
IT Services 1.2%
Amadeus IT Group SA	173,056	11,263,997

SWEDEN 2.2%
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B	240,106	1,385,442

Diversified Financial Services 1.7%
Investor AB, Class B	318,655	15,776,871

Household Durables 0.2%
Husqvarna AB, Class B	147,300	1,516,698

Metals & Mining 0.1%
SSAB AB, Class A*	140,900	678,473

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	48,040	1,051,925

		20,409,409

SWITZERLAND 7.0%
Capital Markets 2.3%
Julius Baer Group Ltd.*	219,565	13,013,978
Partners Group Holding AG	5,560	3,777,482
UBS Group AG (Registered)*	353,535	6,042,308

		22,833,768

Chemicals 0.4%
Sika AG	460	3,422,653

Health Care Equipment & Supplies 0.2%
Straumann Holding AG (Registered)	2,757	1,773,641

Life Sciences Tools & Services 0.7%
Lonza Group AG (Registered)*	25,762	6,757,495

Marine 0.5%
Kuehne + Nagel International AG (Registered)	23,673	4,383,335

Pharmaceuticals 1.7%
Novartis AG (Registered)	82,358	7,067,249
Roche Holding AG	34,485	8,803,387

		15,870,636

Technology Hardware, Storage & Peripherals 0.4%
Logitech International SA (Registered)	93,907	3,424,233

Textiles, Apparel & Luxury Goods 0.8%
Cie Financiere Richemont SA (Registered)	81,627	7,460,184

		65,925,945

TAIWAN 2.6%
Hotels, Restaurants & Leisure 0.1%
Gourmet Master Co. Ltd.	96,300	1,027,164

Machinery 0.4%
Airtac International Group	244,456	3,384,137

Semiconductors & Semiconductor Equipment 2.1%
Macronix International*	1,653,386	2,534,428
Taiwan Semiconductor Manufacturing Co. Ltd.	2,476,629	17,812,232

		20,346,660

		24,757,961

THAILAND 1.3%
Banks 1.3%
Kasikornbank PCL, NVDR	2,027,700	12,607,132

TURKEY 0.9%
Airlines 0.2%
Turk Hava Yollari AO*	636,370	1,562,642

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value
TURKEY (continued)
Banks 0.7%
Akbank Turk A/S	2,642,038	$6,978,421

		8,541,063

UNITED KINGDOM 13.8%
Banks 1.2%
Lloyds Banking Group plc	11,883,682	10,786,530

Capital Markets 0.6%
Intermediate Capital Group plc	157,310	1,973,319
London Stock Exchange Group plc	74,810	3,843,123

		5,816,442

Commercial Services & Supplies 0.2%
Rentokil Initial plc	464,500	1,872,680

Containers & Packaging 0.2%
RPC Group plc	160,239	2,127,017

Electrical Equipment 0.2%
Melrose Industries plc	669,534	1,909,457

Equity Real Estate Investment Trusts (REITs) 0.2%
Segro plc	267,810	1,925,298

Health Care Equipment & Supplies 1.0%
Smith & Nephew plc	494,395	8,939,501

Hotels, Restaurants & Leisure 1.4%
Compass Group plc	622,219	13,210,236

Industrial Conglomerates 0.2%
DCC plc	21,430	2,081,951

Insurance 0.6%
Standard Life Aberdeen plc	1,009,625	5,866,406

Internet & Direct Marketing Retail 0.2%
ASOS plc *	23,850	1,903,594

Internet Software & Services 0.3%
Just Eat plc *	268,880	2,410,830

Machinery 0.2%
CNH Industrial NV	168,690	2,025,848

Media 0.9%
Informa plc	978,757	8,822,730

Multiline Retail 1.1%
Next plc	152,255	10,732,808

Personal Products 1.3%
Unilever NV, CVA	211,900	12,545,946

Professional Services 2.1%
RELX plc	839,424	18,415,830

Tobacco 1.6%
British American Tobacco plc	227,170	14,202,846

Trading Companies & Distributors 0.3%
Ashtead Group plc	98,160	2,369,397

		127,965,347

UNITED STATES 2.0%
Semiconductors & Semiconductor Equipment 1.8%
Broadcom Ltd.	70,810	17,174,257

Textiles, Apparel & Luxury Goods 0.2%
Samsonite International SA	406,800	1,745,634

		18,919,891

Total Common Stocks (cost $706,893,234)		877,690,203

Short-Term Investment 3.3%

	Shares	Value

Money Market Fund 3.3%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.21% (c)	31,314,002	31,326,527

Total Short-Term Investment (cost $31,326,365)		31,326,527

Repurchase Agreements 0.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $731,616, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $746,182.(d)	$731,551	731,551
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $400,036, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $408,037.(d)	400,000	400,000

Total Repurchase Agreements (cost $1,131,551)		1,131,551

Total Investments
(cost $739,351,150) — 97.3%		910,148,281
Other assets in excess of liabilities — 2.7%		25,213,808

NET ASSETS — 100.0%		$935,362,089

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $6,417,136 which represents 0.69% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $1,115,267 which was collateralized by cash used to purchase a repurchase agreement with a value of $1,131,551.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $1,131,551.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Air Freight & Logistics	$—	$10,581,696	$—	$10,581,696
Airlines	—	1,562,642	—	1,562,642
Auto Components	—	1,311,980	—	1,311,980
Automobiles	—	5,678,711	—	5,678,711
Banks	22,103,753	50,160,655	—	72,264,408
Beverages	14,590,584	30,944,646	—	45,535,230
Biotechnology	—	10,502,140	—	10,502,140
Building Products	—	3,433,879	—	3,433,879
Capital Markets	13,586,138	55,138,900	—	68,725,038
Chemicals	—	7,520,861	—	7,520,861
Commercial Services & Supplies	—	11,808,828	—	11,808,828
Communications Equipment	—	1,385,442	—	1,385,442
Construction & Engineering	—	3,885,202	—	3,885,202
Construction Materials	—	1,572,215	—	1,572,215
Containers & Packaging	2,018,877	18,112,028	—	20,130,905
Diversified Consumer Services	8,308,841	—	—	8,308,841
Diversified Financial Services	—	17,209,311	—	17,209,311

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Growth Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$—	$18,808,762	$—	$18,808,762
Electronic Equipment, Instruments & Components	—	14,898,006	—	14,898,006
Energy Equipment & Services	2,290,726	—	—	2,290,726
Equity Real Estate Investment Trusts (REITs)	—	1,925,298	—	1,925,298
Food & Staples Retailing	—	3,458,988	—	3,458,988
Food Products	1,933,781	1,707,467	—	3,641,248
Gas Utilities	—	2,005,146	—	2,005,146
Health Care Equipment & Supplies	—	19,984,888	—	19,984,888
Health Care Providers & Services	1,025,399	—	—	1,025,399
Hotels, Restaurants & Leisure	2,667,153	26,642,753	—	29,309,906
Household Durables	—	5,904,452	—	5,904,452
Industrial Conglomerates	—	17,919,371	—	17,919,371
Insurance	12,013,727	20,918,590	—	32,932,317
Internet & Direct Marketing Retail	—	3,489,868	—	3,489,868
Internet Software & Services	13,613,770	24,644,111	—	38,257,881
IT Services	29,726,849	14,579,320	—	44,306,169
Leisure Products	393,330	—	—	393,330
Life Sciences Tools & Services	—	6,757,495	—	6,757,495
Machinery	2,776,595	32,638,371	—	35,414,966
Marine	—	4,383,335	—	4,383,335
Media	4,722,997	9,242,947	—	13,965,944
Metals & Mining	3,272,858	1,908,268	—	5,181,126
Multiline Retail	3,932,563	17,346,235	—	21,278,798
Oil, Gas & Consumable Fuels	26,304,648	9,718,122	—	36,022,770
Paper & Forest Products	—	869,584	—	869,584
Personal Products	—	18,760,644	—	18,760,644
Pharmaceuticals	5,181,475	18,232,077	—	23,413,552
Professional Services	—	38,789,322	—	38,789,322
Road & Rail	7,983,231	6,825,056	—	14,808,287
Semiconductors & Semiconductor Equipment	17,174,257	26,403,235	—	43,577,492
Software	20,356,091	1,146,800	—	21,502,891
Specialty Retail	1,710,384	1,459,080	—	3,169,464
Technology Hardware, Storage & Peripherals	3,424,233	7,323,033	—	10,747,266
Textiles, Apparel & Luxury Goods	—	10,874,771	—	10,874,771
Thrifts & Mortgage Finance	—	1,587,468	—	1,587,468
Tobacco	—	26,168,212	—	26,168,212
Trading Companies & Distributors	—	4,298,511	—	4,298,511
Water Utilities	—	2,033,945	—	2,033,945
Wireless Telecommunication Services	—	2,115,276	—	2,115,276

Total Common Stocks	$221,112,260	$656,577,943	$—	$877,690,203

Repurchase Agreements	—	1,131,551	—	1,131,551
Short-Term Investment	31,326,527	—	—	31,326,527

Total Assets	$252,438,787	$657,709,494	$—	$910,148,281

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended September 30, 2017, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer was $4,046,904. The investment was previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At September 30, 2017, NVIT Multi-Manager International Growth Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended September 30, 2017, there were four transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $27,493,494. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2017, NVIT Multi-Manager International Growth Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 98.9%

	Shares	Value
AUSTRALIA 5.5%
Airlines 0.2%
Qantas Airways Ltd.	476,100	$2,184,339

Banks 0.6%
Australia & New Zealand Banking Group Ltd.	229,952	5,360,437
Bank of Queensland Ltd.	50,683	517,752
Bendigo & Adelaide Bank Ltd.	56,284	515,593

		6,393,782

Beverages 0.4%
Coca-Cola Amatil Ltd.	664,184	4,034,881

Capital Markets 0.3%
Macquarie Group Ltd.	49,100	3,509,327

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	633,896

Construction Materials 0.1%
Boral Ltd.	122,870	655,487

Diversified Financial Services 0.4%
Challenger Ltd.	405,782	3,979,314

Health Care Providers & Services 0.5%
Healthscope Ltd.(a)	215,040	282,888
Sonic Healthcare Ltd.	318,929	5,248,728

		5,531,616

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	41,641	370,237
Star Entertainment Grp Ltd. (The)	145,651	598,858
Tatts Group Ltd.	21,633	67,785

		1,036,880

Insurance 0.1%
QBE Insurance Group Ltd.	92,659	731,938
Suncorp Group Ltd.	89,439	919,697

		1,651,635

Metals & Mining 2.1%
BHP Billiton Ltd.	423,784	8,567,639
BHP Billiton Ltd., ADR(a)	19,238	779,716
BHP Billiton plc, ADR(a)	133,620	4,736,829
BlueScope Steel Ltd.	116,801	1,006,158
Fortescue Metals Group Ltd.(a)	385,867	1,562,322
Newcrest Mining Ltd.	108,369	1,780,805
South32 Ltd.	1,966,135	5,068,186
South32 Ltd., ADR(a)	7,695	99,189

		23,600,844

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	51,231	156,444

Oil, Gas & Consumable Fuels 0.5%
Oil Search Ltd.	68,099	375,497
Origin Energy Ltd. *	195,295	1,151,375
Santos Ltd. *	273,013	865,844
Woodside Petroleum Ltd.	157,767	3,615,924

		6,008,640

Real Estate Management & Development 0.1%
LendLease Group	74,226	1,047,541

Road & Rail 0.0%†
Aurizon Holdings Ltd.	51,691	199,363

		60,623,989

AUSTRIA 0.0%†
Banks 0.0%†
Erste Group Bank AG *	1,374	59,534
Raiffeisen Bank International AG *	3,066	102,774

		162,308

Electric Utilities 0.0%†
Verbund AG	2,922	68,996

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	1,036	60,376

		291,680

BELGIUM 1.6%
Banks 0.7%
KBC Group NV	92,856	7,870,595

Chemicals 0.2%
Solvay SA	14,530	2,173,101

Diversified Financial Services 0.5%
Groupe Bruxelles Lambert SA	54,325	5,718,741

Insurance 0.1%
Ageas	26,077	1,225,585

Pharmaceuticals 0.1%
UCB SA	9,076	646,580

		17,634,602

BRAZIL 0.2%
Aerospace & Defense 0.2%
Embraer SA, ADR	122,700	2,774,247

CANADA 3.9%
Auto Components 0.3%
Linamar Corp.	6,121	373,515
Magna International, Inc.	45,385	2,422,651

		2,796,166

Banks 0.6%
Bank of Montreal	89,877	6,804,588

Capital Markets 0.0%†
TMX Group Ltd.	1,627	91,928

Chemicals 0.0%†
Potash Corp. of Saskatchewan, Inc.(a)	28,653	551,589

Construction & Engineering 0.1%
WSP Global, Inc.(a)	15,228	633,529

Diversified Financial Services 0.0%†
Element Fleet Management Corp.	9,300	68,944

Food & Staples Retailing 0.1%
Empire Co. Ltd., Class A	45,286	801,374

Food Products 0.0%†
Maple Leaf Foods, Inc.	2,700	73,594

Insurance 0.8%
Fairfax Financial Holdings Ltd.	2,169	1,128,749
Industrial Alliance Insurance & Financial Services, Inc.	25,256	1,143,630
Manulife Financial Corp.	150,840	3,059,716
Manulife Financial Corp.	12,542	254,477
Sun Life Financial, Inc.	70,141	2,793,015

		8,379,587

Metals & Mining 0.6%
Goldcorp, Inc.	101,843	1,319,885
IAMGOLD Corp. *	11,400	69,711
Kinross Gold Corp. *	279,967	1,186,957
Lundin Mining Corp.	103,300	708,674

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)
	Shares	Value
CANADA (continued)
Metals & Mining (continued)
Teck Resources Ltd., Class B	112,568	$2,370,355
Turquoise Hill Resources Ltd. *	70,880	219,272
Wheaton Precious Metals Corp.	33,433	637,938
Yamana Gold, Inc.(a)	55,956	147,990

		6,660,782

Oil, Gas & Consumable Fuels 1.4%
AltaGas Ltd.	7,372	169,803
ARC Resources Ltd.(a)	23,959	330,078
Cameco Corp.(a)	53,272	514,468
Canadian Natural Resources Ltd.	23,574	789,493
Cenovus Energy, Inc.	71,205	713,536
Crescent Point Energy Corp.(a)	135,996	1,092,852
Enbridge Income Fund Holdings, Inc.(a)	10,400	267,887
Encana Corp.	63,827	751,882
Encana Corp.	32,858	386,844
Husky Energy, Inc.*	47,736	597,585
Imperial Oil Ltd.(a)	15,416	492,387
Suncor Energy, Inc.	236,468	8,287,515
Tourmaline Oil Corp. *	43,705	888,636
Whitecap Resources, Inc.	47,200	366,932

		15,649,898

Technology Hardware, Storage & Peripherals 0.0%†
BlackBerry Ltd. *	47,675	533,012

		43,044,991

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	33,288	423,444

CHINA 0.4%
Water Utilities 0.4%
Guangdong Investment Ltd.	3,244,000	4,642,169

DENMARK 1.7%
Banks 0.1%
Danske Bank A/S	36,617	1,464,404
Jyske Bank A/S (Registered)	2,171	125,356

		1,589,760

Beverages 0.1%
Carlsberg A/S, Class B	11,685	1,280,046

Building Products 0.0%†
Rockwool International A/S, Class B	150	40,745

Commercial Services & Supplies 0.1%
ISS A/S	28,895	1,162,097

Diversified Telecommunication Services 0.5%
TDC A/S	984,803	5,773,788

Electrical Equipment 0.2%
Vestas Wind Systems A/S	23,109	2,073,880

Marine 0.6%
AP Moller — Maersk A/S, Class A	383	703,891
AP Moller — Maersk A/S, Class B	3,180	6,041,647

		6,745,538

Road & Rail 0.1%
DSV A/S	7,500	567,368

		19,233,222

FINLAND 0.4%
Communications Equipment 0.0%†
Nokia OYJ	40,135	241,016

Electric Utilities 0.1%
Fortum OYJ	56,146	$1,121,416

Paper & Forest Products 0.3%
Stora Enso OYJ, Class R	126,639	1,790,973
UPM-Kymmene OYJ	67,712	1,836,461

		3,627,434

		4,989,866

FRANCE 9.9%
Aerospace & Defense 0.4%
Airbus SE	41,120	3,913,907

Air Freight & Logistics 0.0%†
Bollore SA	62,563	312,991

Automobiles 0.5%
Peugeot SA	112,034	2,668,469
Renault SA	34,500	3,389,642

		6,058,111

Banks 1.3%
BNP Paribas SA	111,226	8,975,194
Credit Agricole SA	64,981	1,181,556
Societe Generale SA	79,848	4,671,121

		14,827,871

Building Products 0.1%
Cie de Saint-Gobain	13,105	781,148

Capital Markets 0.1%
Natixis SA	110,676	885,807

Chemicals 0.6%
Arkema SA	50,401	6,175,964

Construction & Engineering 0.1%
Bouygues SA	30,737	1,458,750

Diversified Telecommunication Services 1.3%
Orange SA	294,237	4,818,022
Vivendi SA	392,910	9,949,991

		14,768,013

Electric Utilities 0.1%
Electricite de France SA	72,294	878,100

Food & Staples Retailing 0.0%†
Casino Guichard Perrachon SA	6,727	398,993

Insurance 0.4%
AXA SA	104,133	3,150,290
CNP Assurances	25,291	593,377
SCOR SE	7,355	308,454

		4,052,121

Media 0.5%
Publicis Groupe SA	81,175	5,667,001

Multi-Utilities 2.0%
Engie SA	820,311	13,923,458
Veolia Environnement SA	363,211	8,389,636

		22,313,094

Oil, Gas & Consumable Fuels 1.7%
TOTAL SA	350,625	18,857,792

Pharmaceuticals 0.8%
Sanofi	89,260	8,872,811

		110,222,474

GERMANY 11.2%

Airlines 0.1%
Deutsche Lufthansa AG (Registered)	56,134	1,559,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Automobiles 2.3%
Bayerische Motoren Werke AG	56,842	$5,766,193
Bayerische Motoren Werke AG (Preference)	7,152	637,191
Daimler AG (Registered)	146,846	11,709,911
Porsche Automobil Holding SE (Preference)	11,715	749,027
Volkswagen AG	5,531	936,438
Volkswagen AG (Preference)	28,020	4,570,124

		24,368,884

Banks 0.1%
Commerzbank AG *	105,912	1,440,792

Capital Markets 0.8%
Deutsche Bank AG (Registered)(a)	125,792	2,174,819
Deutsche Boerse AG	62,982	6,826,803

		9,001,622

Chemicals 0.7%
Evonik Industries AG	19,006	679,168
LANXESS AG	63,879	5,042,936
Linde AG	10,196	2,126,338
Wacker Chemie AG	308	44,175

		7,892,617

Construction Materials 0.2%
HeidelbergCement AG	19,143	1,967,706

Diversified Telecommunication Services 0.0%†
Telefonica Deutschland Holding AG	66,605	373,784

Electrical Equipment 0.0%†
OSRAM Licht AG	1,659	132,438

Food & Staples Retailing 0.4%
METRO AG *	222,196	4,698,457

Health Care Providers & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	14,076	1,377,581

Hotels, Restaurants & Leisure 0.5%
TUI AG	320,996	5,459,531

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	8,911	244,340

Industrial Conglomerates 0.9%
Siemens AG (Registered)	72,691	10,241,052

Insurance 1.9%
Allianz SE (Registered)	67,335	15,117,742
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,047	1,720,495
Talanx AG	83,668	3,382,437

		20,220,674

Machinery 0.0%†
GEA Group AG(a)	1,059	48,177

Multi-Utilities 0.2%
Innogy SE Reg. S(b)	17,206	765,756
RWE AG *	70,462	1,600,623

		2,366,379

Pharmaceuticals 1.2%
Bayer AG (Registered)	37,776	5,147,877
Merck KGaA	63,285	7,042,744

		12,190,621

Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG	349,359	8,782,540

Software 0.8%
SAP SE	82,354	9,021,906

Specialty Retail 0.2%
CECONOMY AG	195,403	2,302,011

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,451	422,801

		124,113,679

HONG KONG 2.5%
Airlines 0.0%†
Cathay Pacific Airways Ltd. *	212,000	320,265

Capital Markets 0.0%†
Guoco Group Ltd.	4,000	60,227

Hotels, Restaurants & Leisure 0.0%†
Melco International Development Ltd.	49,000	141,726
Shangri-La Asia Ltd.	136,000	253,368
SJM Holdings Ltd.	74,000	67,883

		462,977

Industrial Conglomerates 1.1%
CK Hutchison Holdings Ltd.	856,672	10,993,929
Hopewell Holdings Ltd.(a)	54,000	210,387
NWS Holdings Ltd.	173,307	338,351

		11,542,667

Marine 0.0%†
Orient Overseas International Ltd.	14,500	136,193

Media 0.0%†
I-CABLE Communications Ltd. *	185,069	6,046

Real Estate Management & Development 1.4%
CK Asset Holdings Ltd.	711,500	5,917,725
Hang Lung Group Ltd.	164,000	590,614
Hang Lung Properties Ltd.	217,000	515,707
Henderson Land Development Co. Ltd.	23,129	153,671
Kerry Properties Ltd.	114,000	473,295
New World Development Co. Ltd.	598,530	861,715
Sino Land Co. Ltd.	342,510	601,548
Sun Hung Kai Properties Ltd.	130,221	2,125,358
Swire Pacific Ltd., Class A	81,000	786,160
Swire Pacific Ltd., Class B	142,500	247,207
Wharf Holdings Ltd.(The)	72,000	641,709
Wheelock & Co. Ltd.	176,000	1,237,863

		14,152,572

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	80,000	40,167
Yue Yuen Industrial Holdings Ltd.	43,500	165,845

		206,012

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	1,134,600	485,686

		27,372,645

IRELAND 1.1%
Airlines 0.3%
Ryanair Holdings plc, ADR *	28,574	3,012,271

Banks 0.1%
Bank of Ireland Group plc	82,737	677,827

Construction Materials 0.1%
CRH plc, ADR	33,649	1,273,951

Containers & Packaging 0.6%
Smurfit Kappa Group plc	234,445	7,328,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
IRELAND (continued)
Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	2,469	$246,390

		12,538,757

ISRAEL 0.3%
Banks 0.2%
Bank Hapoalim BM	139,565	976,736
Bank Leumi Le-Israel BM	202,396	1,073,992

		2,050,728

Pharmaceuticals 0.1%
Teva Pharmaceutical Industries Ltd., ADR	79,242	1,394,659

		3,445,387

ITALY 2.6%
Banks 1.2%
Mediobanca SpA	763,683	8,195,580
UniCredit SpA *	217,704	4,636,625

		12,832,205

Capital Markets 0.3%
Azimut Holding SpA	173,996	3,769,367

Diversified Telecommunication Services 0.1%
Telecom Italia SpA *	1,487,008	1,394,588

Electrical Equipment 0.4%
Prysmian SpA	140,975	4,768,581

Media 0.0%†
GEDI Gruppo Editoriale SpA *	10,811	9,583

Oil, Gas & Consumable Fuels 0.6%
Eni SpA	393,993	6,527,113

		29,301,437

JAPAN 22.9%
Airlines 0.6%
Japan Airlines Co. Ltd.	181,200	6,133,540

Auto Components 1.7%
Aisin Seiki Co. Ltd.	13,700	722,192
Bridgestone Corp.	123,900	5,626,533
Denso Corp.	12,600	638,119
NGK Spark Plug Co. Ltd.(a)	5,700	121,512
NHK Spring Co. Ltd.	29,800	321,567
NOK Corp.	17,000	382,324
Sumitomo Electric Industries Ltd.	136,000	2,223,917
Sumitomo Rubber Industries Ltd.	35,500	651,249
Tokai Rika Co. Ltd.	6,900	136,668
Toyoda Gosei Co. Ltd.	12,700	300,454
Toyota Industries Corp.	104,400	6,006,835
Yokohama Rubber Co. Ltd. (The)	17,100	353,002

		17,484,372

Automobiles 2.0%
Honda Motor Co. Ltd.	210,400	6,237,330
Mazda Motor Corp.	125,600	1,926,409
Nissan Motor Co. Ltd.	347,500	3,443,282
Toyota Motor Corp.	164,114	9,797,508

		21,404,529

Banks 3.1%
Bank of Kyoto Ltd. (The)(a)	5,000	254,341
Chiba Bank Ltd. (The)(a)	73,000	522,569
Chugoku Bank Ltd. (The)(a)	8,800	120,663
Concordia Financial Group Ltd.	139,000	688,343
Fukuoka Financial Group, Inc.	88,000	407,190
Gunma Bank Ltd. (The)	36,000	223,026
Hachijuni Bank Ltd. (The)	46,000	287,833
Hiroshima Bank Ltd. (The)(a)	14,000	113,511
Hokuhoku Financial Group, Inc.	15,600	251,396
Iyo Bank Ltd. (The)(a)	31,000	251,116
Kyushu Financial Group, Inc.	7,000	43,100
Mebuki Financial Group, Inc.	56,160	217,208
Mitsubishi UFJ Financial Group, Inc.	1,134,800	7,373,701
Mizuho Financial Group, Inc.	1,226,600	2,150,932
Resona Holdings, Inc.(a)	1,272,500	6,539,187
Shinsei Bank Ltd.	18,600	298,049
Shizuoka Bank Ltd. (The)(a)	36,000	323,959
Sumitomo Mitsui Financial Group, Inc.	325,100	12,505,828
Sumitomo Mitsui Trust Holdings, Inc.	17,100	617,912
Yamaguchi Financial Group, Inc.(a)	21,000	245,894

		33,435,758

Beverages 0.4%
Coca-Cola Bottlers Japan, Inc.	151,100	4,904,815

Building Products 0.2%
Asahi Glass Co. Ltd.	38,600	1,433,530
LIXIL Group Corp.	42,600	1,131,413

		2,564,943

Capital Markets 0.7%
Daiwa Securities Group, Inc.(a)	1,086,000	6,157,708
Nomura Holdings, Inc.	224,900	1,260,137
SBI Holdings, Inc.(a)	14,300	215,531

		7,633,376

Chemicals 1.9%
Asahi Kasei Corp.	63,000	776,234
Daicel Corp.	4,900	59,072
Denka Co. Ltd.(a)	129,260	4,260,762
DIC Corp.	13,000	471,281
Hitachi Chemical Co. Ltd.	10,600	290,774
JSR Corp.	10,100	191,984
Kaneka Corp.	51,000	396,607
Kuraray Co. Ltd.	359,800	6,733,813
Mitsubishi Chemical Holdings Corp.	141,300	1,347,803
Mitsubishi Gas Chemical Co., Inc.	26,800	628,679
Mitsui Chemicals, Inc.	30,000	912,289
Nippon Shokubai Co. Ltd.	4,400	311,013
Showa Denko KK	14,000	438,749
Sumitomo Chemical Co. Ltd.	303,000	1,894,797
Teijin Ltd.	24,800	489,200
Tosoh Corp.	21,000	473,287
Ube Industries Ltd.	17,000	491,679
Zeon Corp.	14,000	181,620

		20,349,643

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	30,000	718,845
Toppan Printing Co. Ltd.	57,000	565,780

		1,284,625

Construction & Engineering 0.1%
COMSYS Holdings Corp.	12,700	303,733
JGC Corp.	4,700	76,126
Kinden Corp.	9,000	145,046
Nippo Corp.	11,000	235,358

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Construction & Engineering (continued)
Obayashi Corp.	26,000	$311,916

		1,072,179

Construction Materials 0.0%†
Taiheiyo Cement Corp.	9,000	347,919

Consumer Finance 0.0%†
Hitachi Capital Corp.	7,000	166,750

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	26,400	441,529

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	181,769

Diversified Financial Services 1.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	523,971
ORIX Corp.	687,500	11,098,132

		11,622,103

Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone Corp.	109,700	5,030,980

Electronic Equipment, Instruments & Components 1.3%
Citizen Watch Co. Ltd.	36,900	254,320
Hitachi Ltd.	1,596,200	11,259,485
Ibiden Co. Ltd.(a)	16,900	269,454
Kyocera Corp.	14,600	903,696
Nippon Electric Glass Co. Ltd.	8,400	325,268
TDK Corp.	18,000	1,228,810

		14,241,033

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	51,500	761,284
FamilyMart UNY Holdings Co. Ltd.	72,700	3,834,395

		4,595,679

Food Products 0.1%
House Foods Group, Inc.	5,300	157,906
NH Foods Ltd.	19,000	522,753

		680,659

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	15,300	280,545
Medipal Holdings Corp.	20,300	352,792
Suzuken Co. Ltd.	7,380	263,072

		896,409

Household Durables 0.9%
Iida Group Holdings Co. Ltd.(a)	26,600	474,406
Nikon Corp.(a)	16,000	277,643
Sekisui House Ltd.	35,300	595,332
Sony Corp.	233,600	8,694,948
Sumitomo Forestry Co. Ltd.	20,300	318,388

		10,360,717

Independent Power and Renewable Electricity Producers 0.2%
Electric Power Development Co. Ltd.	90,700	2,278,604

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.(a)	18,000	213,096

Insurance 1.0%
Dai-ichi Life Holdings, Inc.	96,400	1,733,092
MS&AD Insurance Group Holdings, Inc.	255,200	8,236,428
Sompo Holdings, Inc.	8,700	339,250
T&D Holdings, Inc.	44,700	649,274
Tokio Marine Holdings, Inc.	11,600	454,375

		11,412,419

Leisure Products 0.0%†
Heiwa Corp.(a)	7,300	$144,776
Sankyo Co. Ltd.(a)	4,200	134,083
Sega Sammy Holdings, Inc.	9,700	135,564

		414,423

Machinery 1.5%
Amada Holdings Co. Ltd.	20,600	226,196
Ebara Corp.	14,300	474,885
FANUC Corp.	28,500	5,778,631
Glory Ltd.	6,900	244,620
Hitachi Construction Machinery Co. Ltd.	7,600	225,593
JTEKT Corp.	39,200	543,560
Kawasaki Heavy Industries Ltd.(a)	18,800	623,832
Komatsu Ltd.	2,500	71,207
Kurita Water Industries Ltd.	8,900	257,152
Mitsubishi Heavy Industries Ltd.(a)	142,670	5,642,973
NTN Corp.(a)	56,000	237,305
Sumitomo Heavy Industries Ltd.	17,000	682,425

		15,008,379

Marine 0.1%
Kawasaki Kisen Kaisha Ltd. *(a)	5,600	147,565
Mitsui OSK Lines Ltd.	15,300	464,002
Nippon Yusen KK *	30,600	636,609

		1,248,176

Media 0.0%†
Fuji Media Holdings, Inc.	6,200	88,303
Tokyo Broadcasting System Holdings, Inc.	3,800	70,533

		158,836

Metals & Mining 0.5%
Daido Steel Co. Ltd.(a)	700	41,545
Dowa Holdings Co. Ltd.	1,400	51,351
Hitachi Metals Ltd.	29,000	403,788
JFE Holdings, Inc.	61,500	1,202,399
Kobe Steel Ltd.(a)	54,200	620,323
Mitsubishi Materials Corp.	22,000	760,820
Nippon Steel & Sumitomo Metal Corp.	83,999	1,930,556
Sumitomo Metal Mining Co. Ltd.(a)	30,500	980,547

		5,991,329

Multiline Retail 0.1%
H2O Retailing Corp.	14,400	256,949
Isetan Mitsukoshi Holdings Ltd.(a)	24,900	260,991
J Front Retailing Co. Ltd.	49,000	678,177
Takashimaya Co. Ltd.	41,000	384,352

		1,580,469

Oil, Gas & Consumable Fuels 0.9%
Idemitsu Kosan Co. Ltd.	12,500	353,362
Inpex Corp.	120,900	1,288,521
JXTG Holdings, Inc.	1,684,500	8,686,979

		10,328,862

Paper & Forest Products 0.1%
Nippon Paper Industries Co. Ltd.(a)	17,000	316,583
Oji Holdings Corp.	165,000	890,911

		1,207,494

Pharmaceuticals 0.7%
Astellas Pharma, Inc.	613,800	7,820,265
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	129,070

		7,949,335

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Real Estate Management & Development 0.1%
Mitsui Fudosan Co. Ltd.	9,000	$195,336
Nomura Real Estate Holdings, Inc.	16,300	348,432
Tokyo Tatemono Co. Ltd.	7,800	99,821
Tokyu Fudosan Holdings Corp.	74,500	449,987

		1,093,576

Road & Rail 0.2%
Hankyu Hanshin Holdings, Inc.	31,800	1,207,096
Hitachi Transport System Ltd.	6,400	148,392
Nippon Express Co. Ltd.	17,300	1,127,897
Seino Holdings Co. Ltd.	13,600	191,025

		2,674,410

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	2,200	189,066

Software 0.3%
Square Enix Holdings Co. Ltd.	94,100	3,549,489

Specialty Retail 0.1%
Aoyama Trading Co. Ltd.(a)	3,300	118,085
K’s Holdings Corp.(a)	10,800	239,579
Yamada Denki Co. Ltd.(a)	124,300	679,360

		1,037,024

Technology Hardware, Storage & Peripherals 0.9%
FUJIFILM Holdings Corp.	159,800	6,230,224
Konica Minolta, Inc.(a)	95,800	787,093
NEC Corp.	57,500	1,559,422
Ricoh Co. Ltd.	150,100	1,460,739

		10,037,478

Trading Companies & Distributors 0.6%
ITOCHU Corp.(a)	89,500	1,466,486
Marubeni Corp.(a)	94,000	642,471
Mitsubishi Corp.	61,400	1,428,021
Mitsui & Co. Ltd.(a)	81,000	1,198,102
Sojitz Corp.	150,800	417,151
Sumitomo Corp.(a)	55,900	804,759
Toyota Tsusho Corp.	30,800	1,012,740

		6,969,730

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	13,000	301,769
Mitsubishi Logistics Corp.(a)	3,000	74,684

		376,453

Wireless Telecommunication Services 0.5%
SoftBank Group Corp.	68,700	5,553,029

		254,105,004

LUXEMBOURG 0.6%

Metals & Mining 0.5%
ArcelorMittal *	234,198	6,046,162

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,483	626,790

		6,672,952

MACAU 0.4%

Hotels, Restaurants & Leisure 0.4%
MGM China Holdings Ltd.	1,798,800	4,321,667

NETHERLANDS 5.8%
Banks 0.7%
ABN AMRO Group NV, CVA Reg. S(b)	31,034	929,622
ING Groep NV	346,598	6,392,245

		7,321,867

Beverages 0.8%
Heineken Holding NV	99,006	9,311,155

Chemicals 0.0%†
Koninklijke DSM NV	5,715	468,080

Construction & Engineering 0.3%
Boskalis Westminster	88,970	3,111,900

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	138,795	2,596,374

Health Care Equipment & Supplies 1.0%
Koninklijke Philips NV	275,100	11,378,482

Insurance 0.2%
Aegon NV	169,044	984,855
NN Group NV	32,326	1,354,841

		2,339,696

Oil, Gas & Consumable Fuels 2.6%
Royal Dutch Shell plc, Class A, ADR	228,710	13,855,251
Royal Dutch Shell plc, Class B, ADR(a)	217,468	13,600,449

		27,455,700

		63,983,254

NEW ZEALAND 0.1%
Airlines 0.0%†
Air New Zealand Ltd.	33,175	80,842

Construction Materials 0.1%
Fletcher Building Ltd.	74,056	427,807

Food Products 0.0%†
Fonterra Co-operative Group Ltd.	5,807	26,170

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	18,044	83,979

		618,798

NORWAY 0.3%
Banks 0.1%
DNB ASA	60,197	1,213,097
SpareBank 1 SR-Bank ASA(a)	4,178	44,982

		1,258,079

Chemicals 0.1%
Yara International ASA	17,864	801,868

Diversified Financial Services 0.0%†
Aker ASA, Class A	973	39,986

Insurance 0.0%†
Storebrand ASA	36,062	306,084

Metals & Mining 0.1%
Norsk Hydro ASA	111,026	807,334

		3,213,351

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA (Registered) *(c)(d)	146,163	0

SINGAPORE 1.1%
Airlines 0.1%
Singapore Airlines Ltd.	115,300	854,682

Banks 0.8%
DBS Group Holdings Ltd.	538,464	8,285,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
SINGAPORE (continued)
Food Products 0.0%†
Golden Agri-Resources Ltd.	773,000	$213,766
Wilmar International Ltd.	129,200	303,999

		517,765

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	146,300	701,255
Sembcorp Industries Ltd.(a)	134,700	294,458

		995,713

Real Estate Management & Development 0.1%
CapitaLand Ltd.	163,200	431,656
City Developments Ltd.	53,600	448,888
Frasers Centrepoint Ltd.	26,400	40,681
UOL Group Ltd.	54,910	329,135

		1,250,360

		11,903,808

SOUTH AFRICA 0.3%
Household Durables 0.3%
Steinhoff International Holdings NV	799,390	3,546,081

SOUTH KOREA 0.3%
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co. Ltd.	1,687	3,791,883

SPAIN 2.4%
Banks 1.5%
Banco de Sabadell SA	787,113	1,645,341
Banco Santander SA	1,909,704	13,333,048
Bankia SA	13,321	64,252

		15,042,641

Electric Utilities 0.0%†
Iberdrola SA	4,219	32,771

Electrical Equipment 0.2%
Siemens Gamesa Renewable Energy SA	198,289	2,588,528

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA	32,575	277,232

Insurance 0.0%†
Mapfre SA	45,168	147,024

Media 0.3%
Mediaset Espana Comunicacion SA	322,100	3,638,684

Oil, Gas & Consumable Fuels 0.4%
Repsol SA	240,377	4,434,702

		26,161,582

SWEDEN 1.4%
Banks 0.8%
Nordea Bank AB	336,939	4,576,848
Skandinaviska Enskilda Banken AB, Class A	165,160	2,180,049
Svenska Handelsbanken AB, Class A	33,477	506,013

		7,262,910

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class A	9,350	54,091
Telefonaktiebolaget LM Ericsson, Class B	171,521	989,698

		1,043,789

Diversified Financial Services 0.2%
Investor AB, Class B	39,261	1,943,845

Diversified Telecommunication Services 0.1%
Telia Co. AB	309,697	1,460,202

Food & Staples Retailing 0.0%†
ICA Gruppen AB	1,850	69,547

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	23,850	447,909

Household Products 0.0%†
Essity AB, Class A *	3,365	91,246
Svenska Cellulosa AB SCA, Class A	3,365	29,631

		120,877

Machinery 0.0%†
Trelleborg AB, Class B	12,027	301,480

Metals & Mining 0.2%
Boliden AB	47,773	1,619,234
SSAB AB, Class A *	17,357	83,579
SSAB AB, Class B *	36,887	146,645

		1,849,458

Paper & Forest Products 0.0%†
Holmen AB, Class B	5,671	266,084

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	27,963	320,273

		15,086,374

SWITZERLAND 8.0%
Capital Markets 1.2%
Credit Suisse Group AG (Registered) *	114,364	1,810,528
Julius Baer Group Ltd. *	19,136	1,134,222
UBS Group AG (Registered) *	616,766	10,541,219

		13,485,969

Chemicals 0.1%
Clariant AG (Registered) *(a)	48,014	1,150,345

Construction Materials 0.3%
LafargeHolcim Ltd. (Registered) *	51,870	3,035,226

Electrical Equipment 0.6%
ABB Ltd. (Registered)	248,862	6,152,747

Food Products 1.2%
Nestle SA (Registered)	155,781	13,046,874

Insurance 1.1%
Baloise Holding AG (Registered)	8,321	1,318,136
Helvetia Holding AG (Registered)	391	212,528
Swiss Life Holding AG (Registered) *	4,865	1,713,710
Swiss Re AG	33,656	3,048,896
Zurich Insurance Group AG	19,531	5,964,702

		12,257,972

Metals & Mining 0.4%
Glencore plc *	957,891	4,391,162

Pharmaceuticals 1.8%
Novartis AG (Registered)	249,895	21,443,821

Professional Services 0.3%
Adecco Group AG (Registered) *	36,590	2,849,623

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	58,089	1,126,738

Specialty Retail 0.1%
Dufry AG (Registered) *	7,153	1,137,452

Textiles, Apparel & Luxury Goods 0.8%
Cie Financiere Richemont SA (Registered)	53,847	4,921,269
Swatch Group AG (The)	7,049	2,932,175
Swatch Group AG (The) (Registered)	10,216	814,807

		8,668,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
SWITZERLAND (continued)
Transportation Infrastructure 0.0%†
Flughafen Zurich AG (Registered)	1,027	$232,393

		88,978,573

UNITED KINGDOM 13.5%
Air Freight & Logistics 0.0%†
Royal Mail plc	82,151	422,953

Auto Components 0.7%
GKN plc	1,751,601	8,130,779

Automobiles 0.1%
Fiat Chrysler Automobiles NV *	89,348	1,600,902

Banks 3.2%
Barclays plc, ADR	305,296	3,159,814
HSBC Holdings plc	904,393	8,890,697
HSBC Holdings plc, ADR(a)	294,105	14,531,728
Lloyds Banking Group plc	5,849,732	5,309,660
Lloyds Banking Group plc, ADR(a)	124,609	456,069
Royal Bank of Scotland Group plc, ADR *(a)	121,937	887,701
Standard Chartered plc *	231,038	2,296,337

		35,532,006

Capital Markets 0.1%
IG Group Holdings plc	128,580	1,104,540

Distributors 0.4%
Inchcape plc	401,477	4,643,290

Diversified Telecommunication Services 0.4%
Inmarsat plc	477,411	4,117,235

Energy Equipment & Services 0.4%
Subsea 7 SA	45,158	742,380
TechnipFMC plc *	146,919	4,101,979

		4,844,359

Equity Real Estate Investment Trusts (REITs) 0.5%
British Land Co. plc (The)	628,948	5,076,956

Food & Staples Retailing 0.2%
J Sainsbury plc	380,657	1,213,617
Wm Morrison Supermarkets plc	245,419	769,966

		1,983,583

Industrial Conglomerates 0.5%
DCC plc	51,764	5,028,937

Insurance 0.9%
Aviva plc	1,218,740	8,411,307
Old Mutual plc	46,514	121,186
Standard Life Aberdeen plc	249,400	1,449,134

		9,981,627

Media 0.3%
Pearson plc	44,352	363,741
Pearson plc, ADR(a)	43,114	350,948
UBM plc	304,049	2,780,944

		3,495,633

Metals & Mining 0.4%
Anglo American plc(a)	232,854	4,180,385
Rio Tinto Ltd.	4,467	234,051

		4,414,436

Multi-Utilities 0.5%
National Grid plc	454,570	5,627,847

Oil, Gas & Consumable Fuels 1.1%
BP plc, ADR	329,487	12,662,185

Personal Products 0.5%
Unilever plc	95,078	5,503,305

Real Estate Management & Development 0.2%
Savills plc	136,396	1,702,573

Software 0.4%
Micro Focus International plc	125,827	4,025,237

Specialty Retail 0.2%
Kingfisher plc	687,084	2,748,688

Tobacco 0.8%
Imperial Brands plc	202,932	8,659,618

Wireless Telecommunication Services 1.7%
Vodafone Group plc	5,272,167	14,767,724
Vodafone Group plc, ADR	155,173	4,416,224

		19,183,948

		150,490,637

UNITED STATES 0.4%
Electronic Equipment, Instruments & Components 0.4%
Flex Ltd. *	272,871	4,521,473

Pharmaceuticals 0.0%†
Valeant Pharmaceuticals International, Inc.*	27,680	396,651

		4,918,124

ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd.(a)	86,792	974,519

Total Common Stocks (cost $1,014,601,444)		1,099,419,196

Repurchase Agreements 3.4%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $14,001,202, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $14,280,000. (e)	$14,000,000	14,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $6,247,410, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $6,371,790. (e)	6,246,853	6,246,853
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $2,000,178, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $2,040,185. (e)	2,000,000	2,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $15,003,063, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $15,300,060. (e)	$15,000,000	$15,000,000

Total Repurchase Agreements (cost $37,246,853)		37,246,853

Total Investments (cost $1,051,848,297) — 102.3%		1,136,666,049
Liabilities in excess of other assets — (2.3)%		(25,427,644)

NET ASSETS — 100.0%		$1,111,238,405

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $40,372,643, which was collateralized by cash used to purchase repurchase agreements with a total value of $37,246,853 and by $4,773,102 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.38%, and maturity dates ranging from 10/31/2017 – 05/15/2046 a total value of $42,019,955.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $1,695,378 which represents 0.15% of net assets.
(c)	Illiquid security.
(d)	Value determined using significant unobservable inputs.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $37,246,853.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certificate
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,774,247	$3,913,907	$—	$6,688,154
Air Freight & Logistics	—	735,944	—	735,944
Airlines	4,572,037	9,573,668	—	14,145,705
Auto Components	2,796,166	25,615,151	—	28,411,317
Automobiles	24,583,568	28,848,858	—	53,432,426
Banks	40,112,897	122,676,108	—	162,789,005
Beverages	—	19,530,897	—	19,530,897
Building Products	—	3,386,836	—	3,386,836
Capital Markets	2,266,747	37,275,416	—	39,542,163
Chemicals	2,677,927	37,519,176	—	40,197,103
Commercial Services & Supplies	—	2,446,722	—	2,446,722
Communications Equipment	—	1,284,805	—	1,284,805
Construction & Engineering	633,529	5,642,829	—	6,276,358
Construction Materials	3,241,657	4,466,439	—	7,708,096
Consumer Finance	—	166,750	—	166,750
Containers & Packaging	—	7,769,847	—	7,769,847
Distributors	—	4,825,059	—	4,825,059
Diversified Financial Services	68,944	23,303,989	—	23,372,933
Diversified Telecommunication Services	—	32,918,590	—	32,918,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager International Value Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$—	$2,101,283	$—	$2,101,283
Electrical Equipment	—	15,716,174	—	15,716,174
Electronic Equipment, Instruments & Components	4,521,473	14,241,033	—	18,762,506
Energy Equipment & Services	4,101,979	742,380	—	4,844,359
Equity Real Estate Investment Trusts (REITs)	—	5,076,956	—	5,076,956
Food & Staples Retailing	801,374	14,342,633	—	15,144,007
Food Products	73,594	14,271,468	—	14,345,062
Health Care Equipment & Supplies	—	11,826,391	—	11,826,391
Health Care Providers & Services	—	7,805,606	—	7,805,606
Hotels, Restaurants & Leisure	—	11,527,445	—	11,527,445
Household Durables	—	13,906,798	—	13,906,798
Household Products	—	120,877	—	120,877
Independent Power and Renewable Electricity Producers	244,340	2,555,836	—	2,800,176
Industrial Conglomerates	—	28,021,465	—	28,021,465
Insurance	13,482,519	58,491,905	—	71,974,424
Leisure Products	—	414,423	—	414,423
Machinery	—	15,358,036	—	15,358,036
Marine	—	8,129,907	—	8,129,907
Media	360,531	12,615,252	—	12,975,783
Metals & Mining	13,251,035	41,908,435	—	55,159,470
Multiline Retail	—	1,736,913	—	1,736,913
Multi-Utilities	1,600,623	28,706,697	—	30,307,320
Oil, Gas & Consumable Fuels	55,767,783	46,217,485	—	101,985,268
Paper & Forest Products	—	5,101,012	—	5,101,012
Personal Products	—	5,503,305	—	5,503,305
Pharmaceuticals	1,791,310	51,103,168	—	52,894,478
Professional Services	—	2,849,623	—	2,849,623
Real Estate Management & Development	—	19,246,622	—	19,246,622
Road & Rail	—	3,441,141	—	3,441,141
Semiconductors & Semiconductor Equipment	8,782,540	1,315,804	—	10,098,344
Software	9,021,906	7,574,726	—	16,596,632
Specialty Retail	—	7,225,175	—	7,225,175
Technology Hardware, Storage & Peripherals	533,012	13,829,361	—	14,362,373
Textiles, Apparel & Luxury Goods	—	8,874,263	—	8,874,263
Tobacco	—	8,659,618	—	8,659,618
Trading Companies & Distributors	—	6,969,730	—	6,969,730
Transportation Infrastructure	92,652	1,508,660	—	1,601,312
Water Utilities	—	4,642,169	—	4,642,169
Wireless Telecommunication Services	4,416,224	21,267,816	—	25,684,040

Total Common Stocks	$202,570,614	$896,848,582	$—	$1,099,419,196

Repurchase Agreements	—	37,246,853	—	37,246,853

Total	$202,570,614	$934,095,435	$—	$1,136,666,049

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended September 30, 2017, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer was $28,713. The investment was previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At September 30, 2017, NVIT Multi-Manager International Value Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended September 30, 2017, there were sixteen transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $50,414,950. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2017, NVIT Multi-Manager International Value Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

During the period ended September 30, 2017, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.7%

	Shares	Value

Aerospace & Defense 3.1%
Boeing Co. (The)	108,168	$27,497,387
Huntington Ingalls Industries, Inc.	8,900	2,015,316
Northrop Grumman Corp.	22,025	6,337,033
Textron, Inc.	87,525	4,715,847
United Technologies Corp.	59,660	6,925,333

		47,490,916

Air Freight & Logistics 1.6%
Expeditors International of Washington, Inc.	292,445	17,505,758
United Parcel Service, Inc., Class B	50,958	6,119,546

		23,625,304

Airlines 0.2%
Copa Holdings SA, Class A	29,745	3,704,145

Auto Components 1.0%
Lear Corp.	76,483	13,237,678
Visteon Corp.*	18,770	2,323,163

		15,560,841

Automobiles 0.5%
Thor Industries, Inc.	56,000	7,050,960

Beverages 3.7%
Coca-Cola Co. (The)	290,492	13,075,045
Constellation Brands, Inc., Class A	13,687	2,729,872
Monster Beverage Corp.*	442,440	24,444,810
PepsiCo, Inc.	144,512	16,102,972

		56,352,699

Biotechnology 4.4%
Amgen, Inc.	65,834	12,274,749
Biogen, Inc.*	35,158	11,008,673
Celgene Corp.*	152,274	22,204,595
Gilead Sciences, Inc.	24,900	2,017,398
Ionis Pharmaceuticals, Inc.* (a)	40,300	2,043,210
Regeneron Pharmaceuticals, Inc.*	27,583	12,332,911
Vertex Pharmaceuticals, Inc.*	27,900	4,241,916

		66,123,452

Building Products 0.4%
AO Smith Corp.	34,560	2,053,901
Owens Corning	53,779	4,159,805

		6,213,706

Capital Markets 2.5%
Ameriprise Financial, Inc.	22,420	3,329,594
FactSet Research Systems, Inc. (a)	47,458	8,547,661
MSCI, Inc.	81,638	9,543,482
SEI Investments Co.	260,033	15,877,615

		37,298,352

Chemicals 1.7%
Air Products & Chemicals, Inc.	24,083	3,641,831
DowDuPont, Inc.	39,242	2,716,724
FMC Corp.	34,850	3,112,454
LyondellBasell Industries NV, Class A	15,480	1,533,294
Monsanto Co.	88,787	10,638,458
PPG Industries, Inc.	16,400	1,782,024
Praxair, Inc.	22,070	3,084,062

		26,508,847

Communications Equipment 2.1%
Cisco Systems, Inc.	792,658	26,657,088
Motorola Solutions, Inc.	62,940	5,341,718

		31,998,806

Consumer Finance 0.9%
American Express Co.	64,922	5,872,844
Discover Financial Services	109,374	7,052,436

		12,925,280

Containers & Packaging 0.7%
Berry Global Group, Inc.*	121,004	6,854,877
Sealed Air Corp.	91,284	3,899,652

		10,754,529

Diversified Consumer Services 0.1%
H&R Block, Inc.(a)	41,435	1,097,199

Electrical Equipment 0.6%
Emerson Electric Co.	34,800	2,186,832
Rockwell Automation, Inc.	35,292	6,289,387

		8,476,219

Energy Equipment & Services 0.9%
Schlumberger Ltd.	201,595	14,063,267

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	54,283	6,458,048
American Tower Corp.	34,945	4,776,283
Crown Castle International Corp.	10,330	1,032,793
Equinix, Inc.	2,550	1,138,065
Equity LifeStyle Properties, Inc.	68,222	5,804,328
Public Storage	4,820	1,031,432
SBA Communications Corp.*	33,366	4,806,372
Simon Property Group, Inc.	9,490	1,527,985

		26,575,306

Food & Staples Retailing 1.2%
Costco Wholesale Corp.(a)	65,414	10,746,866
Sysco Corp.	134,710	7,267,605

		18,014,471

Food Products 1.9%
Archer-Daniels-Midland Co.	120,928	5,140,649
Danone SA, ADR-FR	747,152	11,767,644
Hershey Co. (The)	38,000	4,148,460
Tyson Foods, Inc., Class A	112,408	7,919,144

		28,975,897

Health Care Equipment & Supplies 3.9%
Align Technology, Inc.*	58,998	10,989,557
Baxter International, Inc.	127,600	8,006,900
Edwards Lifesciences Corp.*	134,213	14,670,823
IDEXX Laboratories, Inc.*	43,220	6,720,278
Medtronic plc	63,623	4,947,961
Varian Medical Systems, Inc.*	130,491	13,056,929

		58,392,448

Health Care Providers & Services 1.8%
Express Scripts Holding Co.*	18,342	1,161,415
HCA Healthcare, Inc.*	84,143	6,696,941
Humana, Inc.	12,814	3,121,875
McKesson Corp.	27,610	4,241,172
UnitedHealth Group, Inc.	36,754	7,198,271
WellCare Health Plans, Inc.*	30,739	5,279,116

		27,698,790

Health Care Technology 0.6%
Cerner Corp.*	123,324	8,795,468

Hotels, Restaurants & Leisure 5.2%
Carnival Corp.	44,500	2,873,365
Domino’s Pizza, Inc.	64,970	12,899,794
Hilton Worldwide Holdings, Inc.	78,400	5,444,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	79,419	$8,756,739
McDonald’s Corp.	73,800	11,562,984
Norwegian Cruise Line Holdings Ltd.*	19,141	1,034,571
Royal Caribbean Cruises Ltd.	57,006	6,757,491
Starbucks Corp. (a)	105,025	5,640,893
Wynn Resorts Ltd.	14,640	2,180,189
Yum Brands, Inc.	91,489	6,734,505
Yum China Holdings, Inc.*	388,353	15,522,469

		79,407,880

Household Products 0.8%
Church & Dwight Co., Inc.	49,100	2,378,895
Procter & Gamble Co. (The)	112,262	10,213,597

		12,592,492

Independent Power and Renewable Electricity Producers 0.2%
AES Corp.	324,315	3,573,951

Industrial Conglomerates 0.4%
Roper Technologies, Inc.	24,685	6,008,329

Insurance 1.3%
MetLife, Inc. (a)	118,237	6,142,412
Progressive Corp. (The)	177,480	8,593,582
Prudential Financial, Inc.	50,750	5,395,740

		20,131,734

Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.*	62,706	60,282,413
Priceline Group, Inc. (The)*	6,280	11,497,550

		71,779,963

Internet Software & Services 11.8%
Alibaba Group Holding Ltd., ADR-CN* (a)	194,430	33,580,005
Alphabet, Inc., Class A*	32,835	31,972,097
Alphabet, Inc., Class C*	36,184	34,704,436
Facebook, Inc., Class A*	456,993	78,086,394

		178,342,932

IT Services 6.4%
Automatic Data Processing, Inc.	38,387	4,196,467
Cognizant Technology Solutions Corp., Class A	78,713	5,709,841
DXC Technology Co.	99,484	8,543,686
Fidelity National Information Services, Inc.	50,651	4,730,297
FleetCor Technologies, Inc.*	49,217	7,617,315
Global Payments, Inc.	77,157	7,332,230
International Business Machines Corp.	14,107	2,046,644
Mastercard, Inc., Class A	14,300	2,019,160
PayPal Holdings, Inc.*	163,660	10,479,150
Total System Services, Inc.	117,183	7,675,486
Vantiv, Inc., Class A*	96,170	6,777,100
Visa, Inc., Class A (a)	280,293	29,498,035

		96,625,411

Leisure Products 0.4%
Hasbro, Inc.	68,400	6,680,628

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	80,000	5,136,000
Illumina, Inc.*	6,191	1,233,247
Thermo Fisher Scientific, Inc.	13,360	2,527,712

		8,896,959

Machinery 1.9%
Allison Transmission Holdings, Inc. (a)	124,800	4,683,744
Caterpillar, Inc.	44,300	5,524,653
Deere & Co.	93,426	11,733,371
Graco, Inc.	16,790	2,076,755
Illinois Tool Works, Inc.	34,700	5,134,212

		29,152,735

Media 1.6%
Charter Communications, Inc., Class A*	17,013	6,182,865
Comcast Corp., Class A	463,296	17,827,630

		24,010,495

Metals & Mining 0.2%
Compass Minerals International, Inc. (a)	37,572	2,438,423

Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	47,041	2,998,393
Eli Lilly & Co.	133,490	11,418,735
Merck & Co., Inc.	52,316	3,349,794
Novartis AG, ADR-CH	88,397	7,588,882
Novo Nordisk A/S, ADR-DK	304,880	14,679,972

		40,035,776

Real Estate Management & Development 0.3%
Realogy Holdings Corp.	152,271	5,017,329

Road & Rail 1.1%
Landstar System, Inc.	45,530	4,537,064
Union Pacific Corp.	101,681	11,791,946

		16,329,010

Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	25,273	2,177,775
Applied Materials, Inc.	104,021	5,418,454
Broadcom Ltd.	7,600	1,843,304
NVIDIA Corp.	92,529	16,541,409
QUALCOMM, Inc.	223,511	11,586,810
Texas Instruments, Inc.	104,520	9,369,173

		46,936,925

Software 10.5%
Adobe Systems, Inc.*	138,552	20,669,187
Autodesk, Inc.*	167,523	18,806,132
Electronic Arts, Inc.*	84,282	9,950,333
Fortinet, Inc.*	169,800	6,085,632
Intuit, Inc.	124,072	17,635,594
Microsoft Corp.	617,817	46,021,188
Oracle Corp.	381,864	18,463,125
Take-Two Interactive Software, Inc.*	114,409	11,696,032
VMware, Inc., Class A* (a)	78,100	8,527,739
Workday, Inc., Class A*	19,230	2,026,650

		159,881,612

Specialty Retail 2.3%
Best Buy Co., Inc. (a)	130,747	7,447,349
Home Depot, Inc. (The)	125,147	20,469,043
Michaels Cos., Inc. (The)*	132,917	2,853,728
Ross Stores, Inc.	57,470	3,710,838

		34,480,958

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	398,980	61,490,797
NCR Corp.* (a)	120,761	4,530,953
NetApp, Inc.	89,866	3,932,536

		69,954,286

Textiles, Apparel & Luxury Goods 0.7%
adidas AG, ADR-DE	95,057	10,760,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Tobacco 0.9%
Altria Group, Inc.	126,901	$8,048,061
Philip Morris International, Inc.	53,508	5,939,923

		13,987,984

Trading Companies & Distributors 1.4%
MSC Industrial Direct Co., Inc., Class A	19,004	1,436,132
United Rentals, Inc.*	113,605	15,761,558
Univar, Inc.*	152,828	4,421,314

		21,619,004

Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*	31,960	1,970,654

Total Common Stocks (cost $1,189,679,119)		1,498,312,824

Repurchase Agreements 0.8%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $6,000,515, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $6,120,000. (b)	$6,000,000	6,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $3,490,280, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $3,559,768. (b)	3,489,969	3,489,969
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $1,000,089, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $1,020,092. (b)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $2,000,408, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $2,040,008. (b)	2,000,000	2,000,000
Total Repurchase Agreements (cost $12,489,969)		$12,489,969

Total Investments (cost $1,202,169,088) — 99.5%		1,510,802,793
Other assets in excess of liabilities — 0.5%		6,915,407

NET ASSETS — 100.0%		$1,517,718,200

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $28,677,834, which was collateralized by cash used to purchase repurchase agreements with a total value of $12,489,969 and by $16,798,659 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $29,288,628.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $12,489,969.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
FR	France
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,498,312,824	$—	$—	$1,498,312,824
Repurchase Agreements	—	12,489,969	—	12,489,969

Total	$1,498,312,824	$12,489,969	$—	$1,510,802,793

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.4%

	Shares	Value
BERMUDA 0.9%
Insurance 0.9%
XL Group Ltd.	423,970	$16,725,617

CANADA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Canadian Natural Resources Ltd.	210,913	7,063,476

IRELAND 0.4%
Construction Materials 0.4%
CRH plc	212,196	8,068,688

JAPAN 0.6%
Building Products 0.2%
Sanwa Holdings Corp.	376,500	4,321,483

Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone Corp.	133,900	6,140,822

		10,462,305

LUXEMBOURG 0.5%
Media 0.5%
SES SA, FDR	421,813	9,223,191

PANAMA 0.3%
Airlines 0.3%
Copa Holdings SA, Class A	41,206	5,131,383

PERU 0.2%
Metals & Mining 0.2%
Southern Copper Corp.(a)	98,200	3,904,432

SPAIN 0.3%
Electric Utilities 0.3%
Iberdrola SA	800,293	6,216,327

UNITED KINGDOM 1.2%
Beverages 0.4%
Coca-Cola European Partners plc	114,788	4,777,476
Diageo plc	100,937	3,318,251

		8,095,727

Tobacco 0.8%
British American Tobacco plc	200,034	12,506,283

		20,602,010

UNITED STATES 94.6%
Aerospace & Defense 3.0%
General Dynamics Corp.	28,422	5,842,995
L3 Technologies, Inc.	38,665	7,285,646
Northrop Grumman Corp.	14,328	4,122,452
Raytheon Co.	62,895	11,734,949
Textron, Inc.	35,798	1,928,796
United Technologies Corp.	199,912	23,205,785

		54,120,623

Airlines 0.2%
Delta Air Lines, Inc.	87,354	4,212,210

Auto Components 0.6%
Goodyear Tire & Rubber Co. (The)(a)	187,707	6,241,257
Lear Corp.	25,046	4,334,962

		10,576,219

Automobiles 0.6%
General Motors Co.	254,688	10,284,301

Banks 13.4%
Bank of America Corp.	1,340,650	33,972,071
BB&T Corp.	120,030	5,634,208
Citigroup, Inc.	898,861	65,383,148
JPMorgan Chase & Co.	513,784	49,071,510
M&T Bank Corp.	39,347	6,336,441
PNC Financial Services Group, Inc. (The)	303,865	40,951,886
SunTrust Banks, Inc.	103,185	6,167,367
Wells Fargo & Co.	569,473	31,406,436
Zions Bancorporation	73,053	3,446,641

		242,369,708

Beverages 0.8%
Coca-Cola Co.(The)	137,525	6,190,000
Constellation Brands, Inc., Class A	18,617	3,713,161
Molson Coors Brewing Co., Class B	64,094	5,232,634

		15,135,795

Biotechnology 1.6%
Biogen, Inc.*	43,122	13,502,361
Celgene Corp. *	49,127	7,163,699
Gilead Sciences, Inc.	52,812	4,278,828
Regeneron Pharmaceuticals, Inc.*	10,206	4,563,307

		29,508,195

Building Products 0.4%
Owens Corning	103,281	7,988,785

Capital Markets 1.5%
Ameriprise Financial, Inc.	29,902	4,440,746
Goldman Sachs Group, Inc.(The)	61,275	14,533,817
Raymond James Financial, Inc.	97,657	8,235,415

		27,209,978

Chemicals 2.5%
Air Products & Chemicals, Inc.	18,599	2,812,541
Celanese Corp. Series A	127,746	13,320,075
CF Industries Holdings, Inc.(a)	234,885	8,258,557
DowDuPont, Inc.	143,586	9,940,459
FMC Corp.	45,671	4,078,877
PPG Industries, Inc.	66,167	7,189,706

		45,600,215

Commercial Services & Supplies 0.8%
Clean Harbors, Inc. *(a)	64,024	3,630,161
Herman Miller, Inc.	322,600	11,581,340

		15,211,501

Communications Equipment 2.8%
Acacia Communications, Inc. *(a)	132,400	6,236,040
Cisco Systems, Inc.	1,132,361	38,081,300
Harris Corp.	49,023	6,455,349

		50,772,689

Construction & Engineering 0.4%
Quanta Services, Inc.*	171,133	6,395,240

Construction Materials 0.5%
Martin Marietta Materials, Inc.	19,926	4,109,339
Vulcan Materials Co.	37,082	4,435,007

		8,544,346

Consumer Finance 1.6%
American Express Co.	82,936	7,502,391
Discover Financial Services	120,481	7,768,615
Synchrony Financial	432,084	13,416,208

		28,687,214

Containers & Packaging 0.7%
Graphic Packaging Holding Co.	348,314	4,858,980
Packaging Corp. of America(a)	74,174	8,506,275

		13,365,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc., Class B *	193,763	$35,520,633
Voya Financial, Inc.	207,430	8,274,383

		43,795,016

Diversified Telecommunication Services 2.4%
AT&T, Inc.(a)	626,953	24,557,749
Verizon Communications, Inc.	373,335	18,476,349

		43,034,098

Electric Utilities 3.6%
American Electric Power Co., Inc.	47,522	3,337,945
Exelon Corp.	555,109	20,910,956
FirstEnergy Corp.	222,364	6,855,482
NextEra Energy, Inc.	22,750	3,334,013
OGE Energy Corp.	241,745	8,710,072
PG&E Corp.	209,235	14,246,811
PPL Corp.	197,022	7,476,985

		64,872,264

Electrical Equipment 0.5%
Eaton Corp. plc	88,030	6,759,824
Regal Beloit Corp.	35,583	2,811,057

		9,570,881

Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.(a)	194,673	5,824,616
IPG Photonics Corp. *	23,959	4,433,853
Keysight Technologies, Inc.*	178,800	7,448,808

		17,707,277

Energy Equipment & Services 1.5%
Halliburton Co.	497,489	22,899,419
Helmerich & Payne, Inc.(a)	69,419	3,617,424

		26,516,843

Equity Real Estate Investment Trusts (REITs) 3.6%
American Tower Corp.	50,480	6,899,606
Columbia Property Trust, Inc.	321,537	6,999,860
CoreCivic, Inc.	60,476	1,618,943
Host Hotels & Resorts, Inc.	561,027	10,373,389
Medical Properties Trust, Inc.	393,856	5,171,329
Mid-America Apartment Communities, Inc.	52,287	5,588,435
Simon Property Group, Inc.	34,303	5,523,126
STORE Capital Corp.	566,784	14,095,919
Taubman Centers, Inc.	89,562	4,451,231
Uniti Group, Inc.	171,357	2,512,094
Washington Prime Group, Inc.	354,894	2,956,267

		66,190,199

Food & Staples Retailing 1.4%
Kroger Co. (The)	556,138	11,156,128
Walgreens Boots Alliance, Inc.	130,900	10,108,098
Wal-Mart Stores, Inc.	47,299	3,695,944

		24,960,170

Food Products 2.6%
Archer-Daniels-Midland Co.	158,109	6,721,214
Bunge Ltd.	53,468	3,713,887
Campbell Soup Co.	103,500	4,845,870
Conagra Brands, Inc.	173,408	5,850,786
JM Smucker Co. (The)(a)	48,853	5,126,145
Kellogg Co.	99,263	6,191,033
Kraft Heinz Co. (The)	65,648	5,091,002
Mondelez International, Inc., Class A	136,289	5,541,511
Tyson Foods, Inc., Class A	61,591	4,339,086

		47,420,534

Health Care Equipment & Supplies 1.9%
Abbott Laboratories	341,636	18,229,697
Boston Scientific Corp. *	101,470	2,959,880
STERIS plc(a)	79,355	7,014,982
Zimmer Biomet Holdings, Inc.	53,313	6,242,419

		34,446,978

Health Care Providers & Services 3.3%
Aetna, Inc.	56,731	9,020,796
AmerisourceBergen Corp.	34,059	2,818,382
Cigna Corp.	19,011	3,553,916
Envision Healthcare Corp. *	137,961	6,201,347
HCA Healthcare, Inc. *(a)	79,121	6,297,240
Humana, Inc.	27,244	6,637,456
McKesson Corp.	129,657	19,916,613
UnitedHealth Group, Inc.	30,067	5,888,622

		60,334,372

Hotels, Restaurants & Leisure 1.4%
Aramark	83,438	3,388,417
Carnival Corp.	95,769	6,183,804
Las Vegas Sands Corp.	208,210	13,358,754
Royal Caribbean Cruises Ltd.	27,183	3,222,273

		26,153,248

Household Durables 0.2%
Newell Brands, Inc.(a)	96,791	4,130,072

Household Products 0.5%
Procter & Gamble Co.(The)	95,961	8,730,532

Industrial Conglomerates 0.5%
General Electric Co.	61,345	1,483,322
Honeywell International, Inc.	57,610	8,165,642

		9,648,964

Insurance 7.1%
Allstate Corp. (The)	60,307	5,542,816
American International Group, Inc.	303,191	18,612,895
Arthur J Gallagher & Co.	244,624	15,056,607
Athene Holding Ltd., Class A *	177,552	9,559,400
Brighthouse Financial, Inc.*	45,166	2,746,093
Chubb Ltd.	58,452	8,332,333
Hartford Financial Services Group, Inc. (The)	83,695	4,639,214
MetLife, Inc.(a)	664,183	34,504,307
Principal Financial Group, Inc.	91,863	5,910,465
Prudential Financial, Inc.	156,393	16,627,704
Unum Group	99,432	5,083,958

		126,615,792

Internet & Direct Marketing Retail 0.2%
Expedia, Inc.(a)	22,672	3,263,408

Internet Software & Services 0.7%
Alphabet, Inc., Class A *	4,510	4,391,477
eBay, Inc.*	76,161	2,929,152
GoDaddy, Inc., Class A *	144,622	6,292,503

		13,613,132

IT Services 1.6%
Amdocs Ltd.	95,870	6,166,358
DXC Technology Co.	89,301	7,669,170
Genpact Ltd.	288,054	8,281,552
Global Payments, Inc.	49,218	4,677,187
Teradata Corp. *(a)	86,510	2,923,173

		29,717,440

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	46,451	8,788,529

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Machinery 0.3%
Allison Transmission Holdings, Inc.	49,922	$1,873,573
Ingersoll-Rand plc	30,189	2,691,953

		4,565,526

Media 1.3%
Comcast Corp., Class A	394,721	15,188,864
John Wiley & Sons, Inc., Class A	65,652	3,512,382
Omnicom Group, Inc.(a)	54,819	4,060,443

		22,761,689

Metals & Mining 1.4%
Alcoa Corp. *(a)	44,036	2,052,958
Freeport-McMoRan, Inc.*	132,558	1,861,114
Newmont Mining Corp.	213,305	8,001,071
Reliance Steel & Aluminum Co.	179,173	13,647,608

		25,562,751

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Annaly Capital Management, Inc.	362,462	4,418,412

Multi-Utilities 0.9%
DTE Energy Co.	55,980	6,010,013
Sempra Energy	96,356	10,997,110

		17,007,123

Oil, Gas & Consumable Fuels 8.8%
Anadarko Petroleum Corp.	413,897	20,218,868
Chevron Corp.	28,321	3,327,718
Cimarex Energy Co.	68,400	7,775,028
Diamondback Energy, Inc.*	55,554	5,442,070
EOG Resources, Inc.(a)	221,381	21,416,397
Exxon Mobil Corp.	125,917	10,322,676
Hess Corp.(a)	302,804	14,198,480
HollyFrontier Corp.(a)	229,503	8,255,223
Laredo Petroleum, Inc. *(a)	331,200	4,282,416
Marathon Oil Corp.	309,176	4,192,427
Noble Energy, Inc.	198,925	5,641,513
Occidental Petroleum Corp.	329,385	21,149,810
Phillips 66(a)	217,850	19,957,239
Pioneer Natural Resources Co.	31,552	4,655,182
Southwestern Energy Co. *	399,214	2,439,198
Valero Energy Corp.	68,096	5,238,625

		158,512,870

Personal Products 0.4%
Coty, Inc., Class A(a)	451,951	7,470,750

Pharmaceuticals 4.8%
Allergan plc	43,566	8,928,852
Bristol-Myers Squibb Co.	315,287	20,096,393
Eli Lilly & Co.	129,127	11,045,524
Johnson & Johnson	159,759	20,770,267
Merck & Co., Inc.	166,132	10,637,432
Mylan NV *	310,299	9,734,080
Pfizer, Inc.	182,326	6,509,038

		87,721,586

Professional Services 0.1%
Dun & Bradstreet Corp.(The)	10,900	1,268,869

Real Estate Management & Development 0.3%
Realogy Holdings Corp.	189,167	6,233,053

Road & Rail 1.2%
Genesee & Wyoming, Inc., Class A *	130,116	9,629,886
JB Hunt Transport Services, Inc.	68,151	7,570,213
Union Pacific Corp.	47,317	5,487,352

		22,687,451

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	114,586	5,968,785
Intel Corp.	164,559	6,266,407
QUALCOMM, Inc.	351,200	18,206,208
Skyworks Solutions, Inc.	27,346	2,786,557
Texas Instruments, Inc.	86,456	7,749,916

		40,977,873

Software 0.8%
Citrix Systems, Inc.*	34,225	2,629,165
Oracle Corp.	236,360	11,428,006

		14,057,171

Specialty Retail 0.8%
Best Buy Co., Inc.(a)	126,611	7,211,762
L Brands, Inc.	129,700	5,396,817
Urban Outfitters, Inc. *(a)	105,842	2,529,624

		15,138,203

Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	50,502	7,783,368
Hewlett Packard Enterprise Co.	349,241	5,137,335
Western Digital Corp.	103,314	8,926,330

		21,847,033

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	150,600	6,066,168
PVH Corp.	25,409	3,203,059
VF Corp.	95,792	6,089,497

		15,358,724

Tobacco 0.4%
Altria Group, Inc.	60,166	3,815,727
Philip Morris International, Inc.	32,952	3,658,002

		7,473,729

Wireless Telecommunication Services 0.3%
Sprint Corp. *(a)	305,294	2,375,187
T-Mobile US, Inc.*	51,119	3,151,998

		5,527,185

		1,718,082,021

Total Common Stocks (cost $1,599,530,103)		1,805,479,450

Exchange Traded Fund 0.1%
UNITED STATES 0.1%
iShares Russell 1000 Value Fund	22,207	2,631,752

Total Exchange Traded Fund (cost $2,638,081)		2,631,752

Repurchase Agreements 1.1%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $13,580,091, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $13,850,458.(b)	$13,578,880	13,578,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $2,000,178, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $2,040,185.(b)	$2,000,000	$2,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $4,000,817, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $4,080,016.(b)	4,000,000	4,000,000

Total Repurchase Agreements (cost $19,578,880)		19,578,880

Total Investments (cost $1,621,747,064) — 100.6%		1,827,690,082
Liabilities in excess of other assets — (0.6)%		(10,250,031)

NET ASSETS — 100.0%		$1,817,440,051

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $40,889,422, which was collateralized by cash used to purchase repurchase agreements with a total value of $19,578,880 and by $22,212,962 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.63% and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $41,791,842.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $19,578,880.

FDR	Fiduciary Depositary Receipt
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,646,482	EUR	6,377,000	JPMorgan Chase Bank	12/20/2017	75,708
USD	5,552,918	JPY	609,114,000	JPMorgan Chase Bank	12/20/2017	118,235

Net unrealized appreciation						193,943

Currency:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$54,120,623	$—	$—	$54,120,623
Airlines	9,343,593	—	—	9,343,593
Auto Components	10,576,219	—	—	10,576,219
Automobiles	10,284,301	—	—	10,284,301
Banks	242,369,708	—	—	242,369,708
Beverages	19,913,271	3,318,251	—	23,231,522
Biotechnology	29,508,195	—	—	29,508,195
Building Products	7,988,785	4,321,483	—	12,310,268
Capital Markets	27,209,978	—	—	27,209,978
Chemicals	45,600,215	—	—	45,600,215
Commercial Services & Supplies	15,211,501	—	—	15,211,501
Communications Equipment	50,772,689	—	—	50,772,689
Construction & Engineering	6,395,240	—	—	6,395,240
Construction Materials	8,544,346	8,068,688	—	16,613,034
Consumer Finance	28,687,214	—	—	28,687,214
Containers & Packaging	13,365,255	—	—	13,365,255
Diversified Financial Services	43,795,016	—	—	43,795,016
Diversified Telecommunication Services	43,034,098	6,140,822	—	49,174,920
Electric Utilities	64,872,264	6,216,327	—	71,088,591
Electrical Equipment	9,570,881	—	—	9,570,881
Electronic Equipment, Instruments & Components	17,707,277	—	—	17,707,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$26,516,843	$—	$—	$26,516,843
Equity Real Estate Investment Trusts (REITs)	66,190,199	—	—	66,190,199
Food & Staples Retailing	24,960,170	—	—	24,960,170
Food Products	47,420,534	—	—	47,420,534
Health Care Equipment & Supplies	34,446,978	—	—	34,446,978
Health Care Providers & Services	60,334,372	—	—	60,334,372
Hotels, Restaurants & Leisure	26,153,248	—	—	26,153,248
Household Durables	4,130,072	—	—	4,130,072
Household Products	8,730,532	—	—	8,730,532
Industrial Conglomerates	9,648,964	—	—	9,648,964
Insurance	143,341,409	—	—	143,341,409
Internet & Direct Marketing Retail	3,263,408	—	—	3,263,408
Internet Software & Services	13,613,132	—	—	13,613,132
IT Services	29,717,440	—	—	29,717,440
Life Sciences Tools & Services	8,788,529	—	—	8,788,529
Machinery	4,565,526	—	—	4,565,526
Media	22,761,689	9,223,191	—	31,984,880
Metals & Mining	29,467,183	—	—	29,467,183
Mortgage Real Estate Investment Trusts (REITs)	4,418,412	—	—	4,418,412
Multi-Utilities	17,007,123	—	—	17,007,123
Oil, Gas & Consumable Fuels	165,576,346	—	—	165,576,346
Personal Products	7,470,750	—	—	7,470,750
Pharmaceuticals	87,721,586	—	—	87,721,586
Professional Services	1,268,869	—	—	1,268,869
Real Estate Management & Development	6,233,053	—	—	6,233,053
Road & Rail	22,687,451	—	—	22,687,451
Semiconductors & Semiconductor Equipment	40,977,873	—	—	40,977,873
Software	14,057,171	—	—	14,057,171
Specialty Retail	15,138,203	—	—	15,138,203
Technology Hardware, Storage & Peripherals	21,847,033	—	—	21,847,033
Textiles, Apparel & Luxury Goods	15,358,724	—	—	15,358,724
Tobacco	7,473,729	12,506,283	—	19,980,012
Wireless Telecommunication Services	5,527,185	—	—	5,527,185

Total Common Stocks	$1,755,684,405	$49,795,045	$—	$1,805,479,450

Exchange Traded Fund	2,631,752	—	—	2,631,752
Forward Foreign Currency Contracts	—	193,943	—	193,943
Repurchase Agreements	—	19,578,880	—	19,578,880

Total	$1,758,316,157	$69,567,868	$—	$1,827,884,025

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contract.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$193,943

Total		$193,943

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 96.6%

	Shares	Value
ARGENTINA 1.3%
Internet Software & Services 1.3%
MercadoLibre, Inc.	47,400	$12,273,282

CANADA 2.3%
Commercial Services & Supplies 2.3%
Waste Connections, Inc.	305,541	21,375,648

RUSSIA 0.7%
Internet Software & Services 0.7%
Yandex NV, Class A *	208,047	6,855,149

UNITED STATES 92.3%
Aerospace & Defense 2.6%
Aerojet Rocketdyne Holdings, Inc.*	136,800	4,789,368
BWX Technologies, Inc.	178,700	10,010,774
KLX, Inc.*	37,500	1,984,875
Mercury Systems, Inc. *(a)	151,600	7,865,008

		24,650,025

Airlines 0.9%
Alaska Air Group, Inc.(a)	50,000	3,813,500
Spirit Airlines, Inc.*	130,100	4,346,641

		8,160,141

Auto Components 0.5%
Delphi Automotive plc	47,500	4,674,000

Automobiles 0.5%
Thor Industries, Inc.	37,500	4,721,625

Banks 0.9%
East West Bancorp, Inc.	60,000	3,586,800
SVB Financial Group *	25,000	4,677,250

		8,264,050

Beverages 1.1%
Constellation Brands, Inc., Class A	27,400	5,464,930
National Beverage Corp.(a)	40,700	5,048,835

		10,513,765

Biotechnology 3.7%
Array BioPharma, Inc.*	256,556	3,155,639
Bioverativ, Inc.*	122,300	6,979,661
Bluebird Bio, Inc.*	18,600	2,554,710
Exact Sciences Corp. *	58,000	2,732,960
Exelixis, Inc.*	171,165	4,147,328
Ignyta, Inc.*	112,600	1,390,610
Neurocrine Biosciences, Inc. *(a)	97,500	5,974,800
Puma Biotechnology, Inc.*	3,900	467,025
TESARO, Inc. *(a)	61,500	7,939,650

		35,342,383

Building Products 2.4%
Allegion plc	106,300	9,191,761
AO Smith Corp.	119,100	7,078,113
Masonite International Corp. *	97,200	6,726,240

		22,996,114

Capital Markets 2.6%
Affiliated Managers Group, Inc.	17,500	3,322,025
CBOE Holdings, Inc.	72,500	7,803,175
MarketAxess Holdings, Inc.	7,500	1,383,825
Raymond James Financial, Inc.	142,100	11,983,293

		24,492,318

Chemicals 2.1%
Albemarle Corp.	35,200	4,798,112
Chemours Co.(The)	55,000	2,783,550
RPM International, Inc.	50,000	2,567,000
Scotts Miracle-Gro Co.(The)	47,500	4,623,650
Sensient Technologies Corp.	60,000	4,615,200

		19,387,512

Commercial Services & Supplies 2.2%
Aqua Metals, Inc. *(a)	78,400	537,040
Brink’s Co.(The)	175,555	14,790,509
Cintas Corp.	35,500	5,121,940

		20,449,489

Communications Equipment 1.4%
Arista Networks, Inc.*	5,900	1,118,699
Harris Corp.	33,700	4,437,616
Lumentum Holdings, Inc.*	67,500	3,668,625
Motorola Solutions, Inc.	50,000	4,243,500

		13,468,440

Construction Materials 0.6%
Vulcan Materials Co.	50,800	6,075,680

Consumer Finance 0.7%
SLM Corp. *	575,700	6,603,279

Containers & Packaging 1.2%
Berry Global Group, Inc.*	157,900	8,945,035
Packaging Corp. of America	20,000	2,293,600

		11,238,635

Distributors 0.5%
LKQ Corp. *	130,000	4,678,700

Diversified Consumer Services 2.7%
Adtalem Global Education, Inc.	179,200	6,424,320
Bright Horizons Family Solutions, Inc.*	167,500	14,440,175
Service Corp. International(a)	127,500	4,398,750

		25,263,245

Electrical Equipment 0.8%
AMETEK, Inc.	65,000	4,292,600
Rockwell Automation, Inc.	20,500	3,653,305

		7,945,905

Electronic Equipment, Instruments & Components 5.5%
Amphenol Corp., Class A	84,000	7,109,760
CDW Corp.	105,000	6,930,000
Cognex Corp.	34,000	3,749,520
Littelfuse, Inc.(a)	41,629	8,154,289
National Instruments Corp.	109,100	4,600,747
Trimble, Inc.*	107,500	4,219,375
Universal Display Corp.	90,500	11,660,925
Zebra Technologies Corp., Class A *	47,000	5,103,260

		51,527,876

Food Products 0.8%
Lamb Weston Holdings, Inc.	50,000	2,344,500
Pinnacle Foods, Inc.	95,000	5,431,150

		7,775,650

Health Care Equipment & Supplies 7.6%
ABIOMED, Inc.*	64,400	10,857,840
Align Technology, Inc.*	20,500	3,818,535
Cantel Medical Corp.	66,930	6,302,798
Edwards Lifesciences Corp. *	29,500	3,224,645
Glaukos Corp. *(a)	104,500	3,448,500
Hill-Rom Holdings, Inc.	123,700	9,153,800
Hologic, Inc.*	157,300	5,771,337

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
ICU Medical, Inc.*	39,000	$7,248,150
Insulet Corp. *	94,389	5,198,946
iRhythm Technologies, Inc.*	28,700	1,488,956
Merit Medical Systems, Inc.*	58,700	2,485,945
Nevro Corp. *	47,500	4,316,800
NuVasive, Inc. *(a)	33,000	1,830,180
Penumbra, Inc.*	52,500	4,740,750
Wright Medical Group NV *(a)	65,000	1,681,550

		71,568,732

Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc. *(a)	90,000	4,298,400
Amedisys, Inc.*	139,020	7,779,559
Centene Corp. *	32,500	3,145,025
HealthSouth Corp.(a)	72,500	3,360,375
Tivity Health, Inc.*	183,834	7,500,427

		26,083,786

Health Care Technology 0.3%
Veeva Systems, Inc., Class A *	50,000	2,820,500

Hotels, Restaurants & Leisure 5.4%
Aramark	112,500	4,568,625
Dave & Buster’s Entertainment, Inc.*	91,925	4,824,224
Hilton Grand Vacations, Inc.*	183,400	7,084,742
MGM Resorts International	150,000	4,888,500
Red Rock Resorts, Inc., Class A	100,000	2,316,000
Six Flags Entertainment Corp.	122,150	7,443,821
Vail Resorts, Inc.	63,700	14,531,244
Wingstop, Inc.(a)	146,314	4,864,941

		50,522,097

Industrial Conglomerates 0.8%
Roper Technologies, Inc.	30,000	7,302,000

Insurance 0.7%
Assurant, Inc.	35,000	3,343,200
Athene Holding Ltd., Class A *	67,500	3,634,200

		6,977,400

Internet & Direct Marketing Retail 0.5%
Expedia, Inc.	35,500	5,109,870

Internet Software & Services 3.1%
2U, Inc.*	55,103	3,087,972
Box, Inc., Class A *(a)	414,000	7,998,480
CoStar Group, Inc.*	30,000	8,047,500
Envestnet, Inc.*	86,500	4,411,500
LogMeIn, Inc.	50,000	5,502,500

		29,047,952

IT Services 8.4%
Acxiom Corp. *	225,342	5,552,427
Black Knight Financial Services, Inc., Class A *(a)	126,500	5,445,825
DXC Technology Co.	35,000	3,005,800
EPAM Systems, Inc.*	84,156	7,399,837
Euronet Worldwide, Inc.*	133,634	12,667,167
Fiserv, Inc.*	46,700	6,022,432
Gartner, Inc.*	60,100	7,477,041
Global Payments, Inc.	70,000	6,652,100
Square, Inc., Class A *	115,000	3,313,150
Total System Services, Inc.	164,900	10,800,950
WEX, Inc.*	90,200	10,122,244

		78,458,973

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A *	38,500	8,555,470
PRA Health Sciences, Inc.*	50,000	3,808,500

		12,363,970

Machinery 4.0%
Colfax Corp. *	144,800	6,029,472
Fortive Corp.	77,500	5,486,225
Gardner Denver Holdings, Inc.*	115,000	3,164,800
IDEX Corp.	47,500	5,769,825
John Bean Technologies Corp.(a)	88,950	8,992,845
Milacron Holdings Corp. *	160,000	2,697,600
Stanley Black & Decker, Inc.	37,500	5,661,375

		37,802,142

Media 1.3%
Cinemark Holdings, Inc.	171,880	6,223,775
DISH Network Corp., Class A *	50,000	2,711,500
Regal Entertainment Group, Class A(a)	100,000	1,600,000
WideOpenWest, Inc. *(a)	110,000	1,658,800

		12,194,075

Multiline Retail 0.3%
Dollar Tree, Inc.*	37,500	3,255,750

Oil, Gas & Consumable Fuels 1.2%
Concho Resources, Inc.*	30,000	3,951,600
Diamondback Energy, Inc.*	74,700	7,317,612

		11,269,212

Pharmaceuticals 1.4%
Jazz Pharmaceuticals plc *	24,500	3,583,125
MyoKardia, Inc. *(a)	42,380	1,815,983
Nektar Therapeutics *	46,000	1,104,000
Zoetis, Inc.	110,000	7,013,600

		13,516,708

Professional Services 1.5%
TransUnion *	187,912	8,880,721
WageWorks, Inc.*	85,000	5,159,500

		14,040,221

Road & Rail 0.8%
JB Hunt Transport Services, Inc.	35,000	3,887,800
Old Dominion Freight Line, Inc.	35,000	3,853,850

		7,741,650

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *(a)	417,500	5,323,125
Lam Research Corp.	40,000	7,401,600
Microchip Technology, Inc.	70,000	6,284,600
Monolithic Power Systems, Inc.	65,000	6,925,750
Teradyne, Inc.	269,100	10,034,739

		35,969,814

Software 7.5%
Autodesk, Inc.*	30,000	3,367,800
Electronic Arts, Inc.*	37,500	4,427,250
Ellie Mae, Inc.*	54,300	4,459,659
Guidewire Software, Inc.*	52,364	4,077,061
Proofpoint, Inc. *(a)	127,702	11,138,168
PTC, Inc.*	116,100	6,534,108
ServiceNow, Inc.*	50,000	5,876,500
Take-Two Interactive Software, Inc.*	205,100	20,967,373
Tyler Technologies, Inc. *(a)	15,000	2,614,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Software (continued)
Ultimate Software Group, Inc. (The) * (a)	40,400	$7,659,840

		71,122,559

Specialty Retail 2.8%
Burlington Stores, Inc.* (a)	139,759	13,341,394
Five Below, Inc.*	72,500	3,978,800
Ross Stores, Inc.	82,500	5,327,025
Ulta Beauty, Inc.*	17,500	3,956,050

		26,603,269

Technology Hardware, Storage & Peripherals 0.7%
NCR Corp. *	170,300	6,389,656

Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	234,500	4,382,805

Trading Companies & Distributors 1.9%
SiteOne Landscape Supply, Inc.*	122,060	7,091,686
United Rentals, Inc.*	30,000	4,162,200
Univar, Inc.*	231,500	6,697,295

		17,951,181

		870,723,154

Total Common Stocks (cost $703,538,721)		911,227,233

Exchange Traded Fund 0.0%†

	Shares	Value
UNITED STATES 0.0%†
iShares Russell Mid-Cap Growth Fund	3,000	339,570

Total Exchange Traded Fund (cost $339,797)		339,570

Repurchase Agreements 2.6%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $11,000,944, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value$11,220,000.(b)	$11,000,000	11,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $4,824,625, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value$4,920,679.(b)	4,824,195	4,824,195
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $4,000,357, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value$4,080,370.(b)	$4,000,000	$4,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $5,001,021, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value$5,100,020.(b)	5,000,000	5,000,000

Total Repurchase Agreements (cost $24,824,195)		24,824,195

Total Investments (cost $728,702,713) — 99.2%		936,390,998
Other assets in excess of liabilities — 0.8%		7,089,117

NET ASSETS — 100.0%		$943,480,115

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $40,044,386, which was collateralized by cash used to purchase repurchase agreements with a total value of $24,824,195 and by $16,133,975 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% — 6.63%, and maturity dates ranging from 10/05/2017 — 11/15/2046, a total value of $40,958,170.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $24,824,195.
†	Amount rounds to less than 0.1%. & Asset Types

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$911,227,233	$—	$—	$911,227,233
Exchange Traded Fund	339,570	—	—	339,570
Repurchase Agreements	—	24,824,195	—	24,824,195

Total	$911,566,803	$24,824,195	$—	$936,390,998

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 95.6%

	Shares	Value
Aerospace & Defense 1.9%
Textron, Inc.	68,378	$3,684,207
TransDigm Group, Inc.	63,276	16,176,509

		19,860,716

Airlines 1.4%
Alaska Air Group, Inc.	80,400	6,132,108
JetBlue Airways Corp. *	226,300	4,193,339
United Continental Holdings, Inc.*	71,700	4,365,096

		14,690,543

Auto Components 1.9%
Dana, Inc.	341,200	9,539,952
Delphi Automotive plc	105,118	10,343,611

		19,883,563

Automobiles 0.2%
Honda Motor Co. Ltd., ADR-JP	72,069	2,130,360

Banks 5.9%
Bank of Hawaii Corp.	25,539	2,128,931
BB&T Corp.	90,390	4,242,907
CIT Group, Inc.	319,300	15,661,665
Comerica, Inc.	8,084	616,486
Commerce Bancshares, Inc.	47,154	2,724,086
Cullen/Frost Bankers, Inc.	72,200	6,853,224
Fifth Third Bancorp(a)	226,600	6,340,268
M&T Bank Corp.	24,402	3,929,698
PNC Financial Services Group, Inc.(The)	10,477	1,411,985
Signature Bank *	64,900	8,309,796
SunTrust Banks, Inc.	43,245	2,584,754
TCF Financial Corp.	220,821	3,762,790
UMB Financial Corp.	15,723	1,171,206
Westamerica Bancorporation(a)	45,869	2,731,040

		62,468,836

Biotechnology 0.4%
United Therapeutics Corp. *	35,300	4,136,807

Building Products 0.6%
Johnson Controls International plc	148,382	5,978,311

Capital Markets 2.5%
Ameriprise Financial, Inc.	30,975	4,600,097
E*TRADE Financial Corp. *	96,300	4,199,643
Invesco Ltd.	165,421	5,796,352
Northern Trust Corp.	108,590	9,982,679
State Street Corp.	4,679	447,031
T. Rowe Price Group, Inc.	17,712	1,605,593

		26,631,395

Chemicals 2.0%
Ashland Global Holdings, Inc.(a)	160,600	10,501,634
Eastman Chemical Co.	92,600	8,379,374
Mosaic Co.(The)	117,100	2,528,189

		21,409,197

Commercial Services & Supplies 1.7%
KAR Auction Services, Inc.	40,500	1,933,470
Republic Services, Inc.	196,633	12,989,576
Stericycle, Inc.*	49,700	3,559,514

		18,482,560

Communications Equipment 0.6%
ARRIS International plc*	207,612	5,914,866

Consumer Finance 1.9%
Ally Financial, Inc.	849,300	20,604,018

Containers & Packaging 3.1%
Bemis Co., Inc.	50,704	2,310,582
Graphic Packaging Holding Co.	291,579	4,067,527
Owens-Illinois, Inc.*	393,800	9,908,008
Packaging Corp. of America	77,100	8,841,828
Sonoco Products Co.	65,005	3,279,502
WestRock Co.	72,233	4,097,778

		32,505,225

Diversified Consumer Services 0.5%
H&R Block, Inc.	190,900	5,055,032

Diversified Financial Services 0.3%
Voya Financial, Inc.	83,800	3,342,782

Diversified Telecommunication Services 0.4%
Level 3 Communications, Inc.*	80,428	4,286,008

Electric Utilities 6.6%
Alliant Energy Corp.	119,400	4,963,458
Edison International	61,239	4,725,814
Eversource Energy	25,015	1,511,906
FirstEnergy Corp.	386,900	11,928,127
Great Plains Energy, Inc.	454,900	13,783,470
PG&E Corp.	48,589	3,308,425
Pinnacle West Capital Corp.	180,687	15,278,893
PPL Corp.	176,200	6,686,790
Westar Energy, Inc.	18,860	935,456
Xcel Energy, Inc.	158,162	7,484,226

		70,606,565

Electrical Equipment 1.0%
Eaton Corp. plc	32,434	2,490,607
Emerson Electric Co.	43,684	2,745,102
Hubbell, Inc.	38,167	4,428,135
Rockwell Automation, Inc.	3,122	556,372

		10,220,216

Electronic Equipment, Instruments & Components 1.9%
Avnet, Inc.	136,800	5,376,240
Keysight Technologies, Inc.*	287,384	11,972,418
TE Connectivity Ltd.	40,857	3,393,582

		20,742,240

Energy Equipment & Services 2.2%
Baker Hughes a GE Co.	68,356	2,503,197
Halliburton Co.	26,356	1,213,167
Helmerich & Payne, Inc.(a)	40,859	2,129,162
National Oilwell Varco, Inc.	118,967	4,250,691
Transocean Ltd. *(a)	234,100	2,518,916
Weatherford International plc *(a)	2,279,700	10,441,026

		23,056,159

Equity Real Estate Investment Trusts (REITs) 6.3%
American Tower Corp.	14,216	1,943,043
AvalonBay Communities, Inc.	48,800	8,706,896
Boston Properties, Inc.	15,197	1,867,408
CBL & Associates Properties, Inc.	354,000	2,970,060
Crown Castle International Corp.	25,200	2,519,496
Empire State Realty Trust, Inc., Class A	53,067	1,089,996
EPR Properties	127,300	8,877,902
Iron Mountain, Inc.	43,700	1,699,930
Lamar Advertising Co., Class A	162,876	11,161,892
MGM Growth Properties LLC, Class A	269,451	8,140,115
Piedmont Office Realty Trust, Inc., Class A	129,026	2,601,164
Uniti Group, Inc.	347,000	5,087,020
VEREIT, Inc.	383,100	3,175,899
Weyerhaeuser Co.	221,165	7,526,245

		67,367,066

Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	68,600	7,508,270
Sysco Corp.	73,109	3,944,231

		11,452,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Value
Food Products 2.9%
Conagra Brands, Inc.	176,004	$5,938,375
General Mills, Inc.	87,999	4,554,828
JM Smucker Co.(The)	24,938	2,616,744
Kellogg Co.	181,594	11,326,018
Lamb Weston Holdings, Inc.	23,719	1,112,184
Mondelez International, Inc., Class A	94,548	3,844,322
Orkla ASA	150,235	1,542,545

		30,935,016

Gas Utilities 1.2%
Atmos Energy Corp.	25,875	2,169,360
Spire, Inc.	37,093	2,768,992
UGI Corp.	164,100	7,689,726

		12,628,078

Health Care Equipment & Supplies 3.2%
DENTSPLY SIRONA, Inc.	99,686	5,962,220
Koninklijke Philips NV	26,128	1,080,687
STERIS plc	24,312	2,149,181
Zimmer Biomet Holdings, Inc.	210,080	24,598,267

		33,790,355

Health Care Providers & Services 6.2%
AmerisourceBergen Corp.	62,700	5,188,425
Cardinal Health, Inc.	156,144	10,449,157
Express Scripts Holding Co. *	30,072	1,904,159
HCA Healthcare, Inc.*	41,993	3,342,223
Laboratory Corp. of America Holdings *	33,300	5,027,301
LifePoint Health, Inc.*	70,197	4,064,406
McKesson Corp.	18,481	2,838,866
MEDNAX, Inc.*	353,600	15,247,232
Quest Diagnostics, Inc.	23,383	2,189,584
Universal Health Services, Inc., Class B	143,700	15,942,078

		66,193,431

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	11,831	763,928
Royal Caribbean Cruises Ltd.	36,200	4,291,148
Wyndham Worldwide Corp.	113,900	12,006,199

		17,061,275

Household Durables 1.1%
DR Horton, Inc.	226,300	9,036,159
PulteGroup, Inc.	113,028	3,089,055

		12,125,214

Independent Power and Renewable Electricity Producers 0.6%
AES Corp.	597,300	6,582,246

Insurance 6.7%
Aflac, Inc.	23,335	1,899,236
Alleghany Corp. *	14,000	7,756,140
Allstate Corp.(The)	38,600	3,547,726
Arthur J Gallagher & Co.	37,207	2,290,091
Assurant, Inc.	66,900	6,390,288
Brown & Brown, Inc.	33,256	1,602,607
Chubb Ltd.	19,237	2,742,234
FNF Group	370,700	17,593,422
Loews Corp.	121,200	5,800,632
Markel Corp. *	3,000	3,203,940
ProAssurance Corp.	26,909	1,470,577
Progressive Corp.(The)	126,800	6,139,656
Reinsurance Group of America, Inc.	19,194	2,678,139
Torchmark Corp.	12,762	1,022,108
Travelers Cos., Inc.(The)	6,472	792,949
Unum Group	32,699	1,671,900
Willis Towers Watson plc	32,227	4,970,370

		71,572,015

Internet & Direct Marketing Retail 0.6%
Liberty Expedia Holdings, Inc., Class A *	80,780	4,290,226
Liberty Interactive Corp. QVC Group *	70,800	1,668,756

		5,958,982

IT Services 2.4%
Alliance Data Systems Corp.	33,600	7,444,080
Convergys Corp.	85,269	2,207,614
CSRA, Inc.	124,900	4,030,523
DXC Technology Co.	95,000	8,158,600
Western Union Co.(The)	221,200	4,247,040

		26,087,857

Leisure Products 0.6%
Brunswick Corp.	80,100	4,483,197
Mattel, Inc.	114,130	1,766,732

		6,249,929

Machinery 1.9%
Cummins, Inc.	13,216	2,220,685
Dover Corp.	129,310	11,817,641
Ingersoll-Rand plc	37,018	3,300,895
PACCAR, Inc.	17,894	1,294,452
Parker-Hannifin Corp.	6,460	1,130,629

		19,764,302

Media 3.2%
AMC Networks, Inc., Class A *	99,200	5,800,224
Discovery Communications, Inc., Class C *	349,700	7,084,922
DISH Network Corp., Class A *	62,400	3,383,952
Liberty Media Corp.-Liberty SiriusXM, Class C *	80,200	3,357,974
Madison Square Garden Co.(The), Class A *	19,433	4,160,605
News Corp., Class A	514,000	6,815,640
Viacom, Inc., Class B	123,400	3,435,456

		34,038,773

Mortgage Real Estate Investment Trusts (REITs) 1.2%
Annaly Capital Management, Inc.	615,700	7,505,383
MFA Financial, Inc.	575,100	5,037,876

		12,543,259

Multiline Retail 0.2%
Target Corp.	38,850	2,292,539

Multi-Utilities 1.7%
Ameren Corp.	43,338	2,506,670
CMS Energy Corp.	36,200	1,676,784
NorthWestern Corp.	37,653	2,143,962
SCANA Corp.	153,000	7,418,970
WEC Energy Group, Inc.	65,700	4,124,646

		17,871,032

Oil, Gas & Consumable Fuels 7.0%
Anadarko Petroleum Corp.	70,343	3,436,255
Antero Resources Corp. *	334,300	6,652,570
Devon Energy Corp.	78,153	2,868,997
EQT Corp.(a)	330,700	21,574,868
Imperial Oil Ltd.	199,646	6,377,792
Marathon Petroleum Corp.	80,697	4,525,488
Murphy Oil Corp.(a)	521,531	13,851,863
Noble Energy, Inc.	149,488	4,239,480
Occidental Petroleum Corp.	45,117	2,896,962
Range Resources Corp.	266,300	5,211,491
Rice Energy, Inc.*	115,800	3,351,252

		74,987,018

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	89,200	3,378,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Value
Road & Rail 0.3%
Heartland Express, Inc.	144,979	$3,636,073

Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.	55,773	2,905,216
First Solar, Inc.*	46,700	2,142,596
Lam Research Corp.	17,869	3,306,480
Marvell Technology Group Ltd.	670,800	12,007,320
Maxim Integrated Products, Inc.	101,700	4,852,107
Teradyne, Inc.	90,388	3,370,568

		28,584,287

Software 1.0%
CA, Inc.	76,000	2,536,880
Citrix Systems, Inc.*	22,600	1,736,132
Dell Technologies, Inc., Class V *	54,800	4,231,108
Synopsys, Inc.*	31,100	2,504,483

		11,008,603

Specialty Retail 1.4%
Advance Auto Parts, Inc.	105,345	10,450,224
Bed Bath & Beyond, Inc.	183,200	4,299,704

		14,749,928

Technology Hardware, Storage & Peripherals 0.7%
NetApp, Inc.	79,400	3,474,544
Western Digital Corp.	49,200	4,250,880

		7,725,424

Textiles, Apparel & Luxury Goods 0.4%
Michael Kors Holdings Ltd. *	86,300	4,129,455

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	196,637	2,890,564

Trading Companies & Distributors 1.8%
AerCap Holdings NV *	316,000	16,150,760
MSC Industrial Direct Co., Inc., Class A	37,672	2,846,873

		18,997,633

Total Common Stocks (cost $906,961,398)		1,016,607,150

Exchange Traded Fund 0.9%

	Shares	Value
Equity Fund 0.9%

iShares Russell Mid-Cap Value Fund	107,030	9,090,058

Total Exchange Traded Fund (cost $8,579,205)		9,090,058

Master Limited Partnership 0.1%

	Shares	Value

Oil, Gas & Consumable Fuels 0.1%
Spectra Energy Partners LP	36,558	1,622,444

Total Master Limited Partnership (cost $1,649,741)		1,622,444

Repurchase Agreements 2.9%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $7,000,601, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $7,140,000.(b)	$7,000,000	7,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $12,477,486, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $12,725,901.(b)	12,476,373	12,476,373
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $1,000,089, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $1,020,092.(b)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $10,002,042, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $10,200,040.(b)	10,000,000	10,000,000

Total Repurchase Agreements (cost $30,476,373)		30,476,373

Total Investments (cost $947,666,717) — 99.5%		1,057,796,025
Other assets in excess of liabilities — 0.5%		5,370,092

NET ASSETS — 100.0%		$1,063,166,117

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $37,420,766. which was collateralized by cash used to purchase repurchase agreements with a total value of $30,476,373 and by $7,977,814 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $38,454,187.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $30,476,373.

ADR	American Depositary Receipt
JP	Japan
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,365,665	CAD	6,635,235	Morgan Stanley Co., Inc.	12/29/2017	44,862
USD	1,303,862	JPY	144,945,766	Credit Suisse International	12/29/2017	9,830
USD	1,168,949	NOK	9,171,310	JPMorgan Chase Bank	12/29/2017	15,005

Total unrealized appreciation						69,697

USD	922,636	EUR	778,418	UBS AG	12/29/2017	(2,057)
USD	137,747	NOK	1,095,750	JPMorgan Chase Bank	12/29/2017	(122)

Total unrealized depreciation						(2,179)

Net unrealized appreciation						67,518

Currency:

CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$19,860,716	$—	$—	$19,860,716
Airlines	14,690,543	—	—	14,690,543
Auto Components	19,883,563	—	—	19,883,563
Automobiles	2,130,360	—	—	2,130,360
Banks	62,468,836	—	—	62,468,836
Biotechnology	4,136,807	—	—	4,136,807
Building Products	5,978,311	—	—	5,978,311
Capital Markets	26,631,395	—	—	26,631,395
Chemicals	21,409,197	—	—	21,409,197
Commercial Services & Supplies	18,482,560	—	—	18,482,560
Communications Equipment	5,914,866	—	—	5,914,866
Consumer Finance	20,604,018	—	—	20,604,018
Containers & Packaging	32,505,225	—	—	32,505,225
Diversified Consumer Services	5,055,032	—	—	5,055,032
Diversified Financial Services	3,342,782	—	—	3,342,782
Diversified Telecommunication Services	4,286,008	—	—	4,286,008
Electric Utilities	70,606,565	—	—	70,606,565
Electrical Equipment	10,220,216	—	—	10,220,216
Electronic Equipment, Instruments & Components	20,742,240	—	—	20,742,240

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$23,056,159	$—	$—	$23,056,159
Equity Real Estate Investment Trusts (REITs)	67,367,066	—	—	67,367,066
Food & Staples Retailing	11,452,501	—	—	11,452,501
Food Products	29,392,471	1,542,545	—	30,935,016
Gas Utilities	12,628,078	—	—	12,628,078
Health Care Equipment & Supplies	32,709,668	1,080,687	—	33,790,355
Health Care Providers & Services	66,193,431	—	—	66,193,431
Hotels, Restaurants & Leisure	17,061,275	—	—	17,061,275
Household Durables	12,125,214	—	—	12,125,214
Independent Power and Renewable Electricity Producers	6,582,246	—	—	6,582,246
Insurance	71,572,015	—	—	71,572,015
Internet & Direct Marketing Retail	5,958,982	—	—	5,958,982
IT Services	26,087,857	—	—	26,087,857
Leisure Products	6,249,929	—	—	6,249,929
Machinery	19,764,302	—	—	19,764,302
Media	34,038,773	—	—	34,038,773
Mortgage Real Estate Investment Trusts (REITs)	12,543,259	—	—	12,543,259
Multiline Retail	2,292,539	—	—	2,292,539
Multi-Utilities	17,871,032	—	—	17,871,032
Oil, Gas & Consumable Fuels	74,987,018	—	—	74,987,018
Real Estate Management & Development	3,378,896	—	—	3,378,896
Road & Rail	3,636,073	—	—	3,636,073
Semiconductors & Semiconductor Equipment	28,584,287	—	—	28,584,287
Software	11,008,603	—	—	11,008,603
Specialty Retail	14,749,928	—	—	14,749,928
Technology Hardware, Storage & Peripherals	7,725,424	—	—	7,725,424
Textiles, Apparel & Luxury Goods	4,129,455	—	—	4,129,455
Thrifts & Mortgage Finance	2,890,564	—	—	2,890,564
Trading Companies & Distributors	18,997,633	—	—	18,997,633

Total Common Stocks	$1,013,983,918	$2,623,232	$—	$1,016,607,150

Exchange Traded Fund	$9,090,058	$—	$—	$9,090,058
Forward Foreign Currency Contracts	—	69,697	—	69,697
Master Limited Partnership	1,622,444	—	—	1,622,444
Repurchase Agreements	—	30,476,373	—	30,476,373

Total Assets	$1,024,696,420	$33,169,302	$—	$1,057,865,722

Liabilities:
Forward Foreign Currency Contracts	$—	$(2,179)	$—	$(2,179)

Total Liabilities	$—	$(2,179)	$—	$(2,179)

Total	$1,024,696,420	$33,167,123	$—	$1,057,863,543

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$69,697

Total		$69,697

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(2,179)

Total		$(2,179)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 95.7%

	Shares	Value
Aerospace & Defense 3.6%
BWX Technologies, Inc.	36,820	$2,062,657
Esterline Technologies Corp.*	10,222	921,513
HEICO Corp.	28,540	2,563,177
HEICO Corp., Class A	12,470	950,214
Mercury Systems, Inc.*	61,200	3,175,056
Teledyne Technologies, Inc.*	10,311	1,641,305

		11,313,922

Air Freight & Logistics 1.3%
Air Transport Services Group, Inc.*	37,840	921,026
XPO Logistics, Inc.*(a)	45,490	3,083,312

		4,004,338

Auto Components 1.8%
Cooper Tire & Rubber Co.(a)	21,013	785,886
Tenneco, Inc.	27,194	1,649,860
Visteon Corp.*	27,270	3,375,208

		5,810,954

Banks 2.9%
FCB Financial Holdings, Inc., Class A*	15,790	762,657
First Busey Corp.	21,034	659,626
First Hawaiian, Inc.	21,084	638,634
Great Western Bancorp, Inc.(a)	19,081	787,664
IBERIABANK Corp.	13,818	1,135,149
Pinnacle Financial Partners, Inc.	15,800	1,057,810
Sterling Bancorp	79,941	1,970,546
Western Alliance Bancorp*	41,590	2,207,597

		9,219,683

Biotechnology 6.3%
ACADIA Pharmaceuticals, Inc.*(a)	23,770	895,416
Agios Pharmaceuticals, Inc.*(a)	5,684	379,407
Amicus Therapeutics, Inc.*(a)	87,864	1,324,989
Arena Pharmaceuticals, Inc.*	18,000	459,000
Bluebird Bio, Inc.*	8,317	1,142,340
Blueprint Medicines Corp.*	17,457	1,216,229
Calithera Biosciences, Inc.*(a)	27,451	432,353
Coherus Biosciences, Inc.*(a)	26,021	347,380
Cytokinetics, Inc.*	42,956	622,862
Exact Sciences Corp.*	13,530	637,534
Exelixis, Inc.*	26,650	645,730
Five Prime Therapeutics, Inc.*	27,548	1,126,989
Flexion Therapeutics, Inc.*(a)	25,106	607,063
GlycoMimetics, Inc.*(a)	14,866	207,975
Ionis Pharmaceuticals, Inc.*(a)	17,857	905,350
Ironwood Pharmaceuticals, Inc.*(a)	29,326	462,471
Jounce Therapeutics, Inc.*(a)	13,488	210,143
Kite Pharma, Inc.*	3,060	550,219
Ligand Pharmaceuticals, Inc.*	8,470	1,153,191
Loxo Oncology, Inc.*	11,617	1,070,158
Neurocrine Biosciences, Inc.*	15,851	971,349
Otonomy, Inc.*	20,972	68,159
Portola Pharmaceuticals, Inc.*	27,846	1,504,519
Repligen Corp.*	39,620	1,518,238
Trevena, Inc.*	256	653
Ultragenyx Pharmaceutical, Inc.*	25,726	1,370,167

		19,829,884

Building Products 2.3%
AAON, Inc.	23,007	793,167
American Woodmark Corp.*	13,033	1,254,426
Armstrong World Industries, Inc.*(a)	19,904	1,020,080
JELD-WEN Holding, Inc.*	65,766	2,336,008
Lennox International, Inc.	8,670	1,551,670
Trex Co., Inc.*	4,490	404,414

		7,359,765

Capital Markets 1.4%
Evercore, Inc., Class A	15,328	1,230,072
Financial Engines, Inc.	27,306	948,883
LPL Financial Holdings, Inc.	14,430	744,155
MarketAxess Holdings, Inc.	8,150	1,503,757

		4,426,867

Chemicals 1.7%
Ingevity Corp.*	21,430	1,338,732
OMNOVA Solutions, Inc.*	81,609	893,619
PolyOne Corp.	39,041	1,562,811
Trinseo SA	16,090	1,079,639
Venator Materials plc*	16,040	362,504

		5,237,305

Commercial Services & Supplies 2.0%
Advanced Disposal Services, Inc.*	27,878	702,247
Brink’s Co. (The)	27,247	2,295,560
Deluxe Corp.(a)	17,270	1,260,019
Healthcare Services Group, Inc.	17,390	938,538
Viad Corp.	16,797	1,022,937

		6,219,301

Communications Equipment 0.5%
Acacia Communications, Inc.*(a)	14,863	700,047
Ciena Corp.*	40,983	900,397

		1,600,444

Construction & Engineering 1.6%
Dycom Industries, Inc.*	9,160	786,661
Granite Construction, Inc.	28,510	1,652,154
MasTec, Inc.*	54,210	2,515,344

		4,954,159

Construction Materials 0.8%
Summit Materials, Inc., Class A*	79,682	2,552,214

Consumer Finance 0.4%
OneMain Holdings, Inc.*	16,327	460,258
SLM Corp.*	71,630	821,596

		1,281,854

Containers & Packaging 0.7%
Berry Global Group, Inc.*	17,920	1,015,168
Graphic Packaging Holding Co.	76,383	1,065,543

		2,080,711

Distributors 1.0%
Core-Mark Holding Co., Inc.	30,232	971,656
Pool Corp.	20,380	2,204,505

		3,176,161

Diversified Consumer Services 0.9%
Bright Horizons Family Solutions, Inc.*	24,235	2,089,299
Sotheby’s*	15,460	712,861

		2,802,160

Diversified Telecommunication Services 0.4%
ORBCOMM, Inc.*	50,840	532,295
Vonage Holdings Corp.*	77,481	630,695

		1,162,990

Electrical Equipment 0.7%
AZZ, Inc.(a)	18,974	924,034
Generac Holdings, Inc.*	29,016	1,332,705

		2,256,739

Electronic Equipment, Instruments & Components 3.9%
Cognex Corp.	24,110	2,658,851
Coherent, Inc.*	8,950	2,104,771
ePlus, Inc.*	17,259	1,595,594
Fabrinet*	22,360	828,662
Itron, Inc.*	21,742	1,683,918
Littelfuse, Inc.	8,440	1,653,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Rogers Corp.*	12,378	$1,649,740

		12,174,763

Energy Equipment & Services 0.5%
ProPetro Holding Corp.*(a)	42,182	605,312
RPC, Inc.(a)	36,840	913,263

		1,518,575

Equity Real Estate Investment Trusts (REITs) 1.8%
CoreSite Realty Corp.	19,766	2,211,815
Corporate Office Properties Trust	22,539	739,955
CyrusOne, Inc.	11,830	697,142
LaSalle Hotel Properties	31,886	925,332
Sunstone Hotel Investors, Inc.	63,699	1,023,643

		5,597,887

Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	8,899	973,996
PriceSmart, Inc.	14,172	1,264,851

		2,238,847

Food Products 0.8%
Hostess Brands, Inc.*	67,406	920,766
Post Holdings, Inc.*	8,144	718,871
TreeHouse Foods, Inc.*	12,381	838,565

		2,478,202

Health Care Equipment & Supplies 7.9%
ABIOMED, Inc.*	14,310	2,412,666
Anika Therapeutics, Inc.*	20,972	1,216,376
AtriCure, Inc.*	28,510	637,769
Atrion Corp.	1,735	1,165,920
Cantel Medical Corp.	21,540	2,028,422
Cardiovascular Systems, Inc.*	31,022	873,269
Globus Medical, Inc., Class A*	42,859	1,273,769
ICU Medical, Inc.*	14,461	2,687,577
Inogen, Inc.*	10,510	999,501
Integra LifeSciences Holdings Corp.*	58,582	2,957,219
Natus Medical, Inc.*	47,807	1,792,762
Neogen Corp.*	13,390	1,037,189
NuVasive, Inc.*	12,030	667,184
Orthofix International NV*	24,559	1,160,413
Penumbra, Inc.*	15,700	1,417,710
Quidel Corp.*	12,050	528,513
West Pharmaceutical Services, Inc.	8,530	821,098
Wright Medical Group NV*(a)	35,780	925,629

		24,602,986

Health Care Providers & Services 1.7%
Acadia Healthcare Co., Inc.*(a)	23,103	1,103,399
HealthEquity, Inc.*	22,940	1,160,305
Tivity Health, Inc.*	18,760	765,408
US Physical Therapy, Inc.	11,329	696,167
WellCare Health Plans, Inc.*	9,529	1,636,511

		5,361,790

Health Care Technology 2.4%
Cotiviti Holdings, Inc.*(a)	21,410	770,332
Evolent Health, Inc., Class A*(a)	47,250	841,050
HMS Holdings Corp.*	8,900	176,754
Medidata Solutions, Inc.*	28,950	2,259,837
Omnicell, Inc.*(a)	28,218	1,440,529
Veeva Systems, Inc., Class A*	23,890	1,347,635
Vocera Communications, Inc.*	19,400	608,578

		7,444,715

Hotels, Restaurants & Leisure 3.8%
Bloomin’ Brands, Inc.	53,390	939,664
Boyd Gaming Corp.	36,230	943,791
Choice Hotels International, Inc.(a)	18,390	1,175,121
Dave & Buster’s Entertainment, Inc.*	13,920	730,522
Dunkin’ Brands Group, Inc.	24,593	1,305,396
La Quinta Holdings, Inc.*	61,681	1,079,418
Marriott Vacations Worldwide Corp.(a)	12,810	1,595,229
Papa John’s International, Inc.	9,698	708,633
Vail Resorts, Inc.	10,050	2,292,606
Wingstop, Inc.(a)	34,304	1,140,608

		11,910,988

Household Durables 1.3%
iRobot Corp.*(a)	6,420	494,725
Roku, Inc.*	23,540	624,752
TopBuild Corp.*	43,369	2,826,358

		3,945,835

Insurance 0.8%
James River Group Holdings Ltd.	22,039	914,178
Kinsale Capital Group, Inc.	19,510	842,246
Primerica, Inc.(a)	9,800	799,190

		2,555,614

Internet & Direct Marketing Retail 0.5%
Nutrisystem, Inc.	22,530	1,259,427
Wayfair, Inc., Class A*	3,195	215,343

		1,474,770

Internet Software & Services 5.1%
2U, Inc.*	32,950	1,846,518
Cloudera, Inc.*(a)	52,874	878,766
Envestnet, Inc.*	16,650	849,150
Five9, Inc.*	37,555	897,565
GrubHub, Inc.*(a)	37,011	1,948,999
j2 Global, Inc.	14,151	1,045,476
LogMeIn, Inc.	24,522	2,698,646
New Relic, Inc.*	17,340	863,532
Okta, Inc.*	3,500	98,735
Q2 Holdings, Inc.*	60,494	2,519,575
Shopify, Inc., Class A*	6,620	771,164
Trade Desk, Inc. (The), Class A*	12,600	775,026
Wix.com Ltd.*	11,600	833,460

		16,026,612

IT Services 3.1%
Blackhawk Network Holdings, Inc.*	44,263	1,938,719
CACI International, Inc., Class A*	7,847	1,093,479
Cardtronics plc, Class A*	17,377	399,845
CoreLogic, Inc.*	15,130	699,309
EPAM Systems, Inc.*	19,193	1,687,640
Euronet Worldwide, Inc.*	11,200	1,061,648
ExlService Holdings, Inc.*	13,240	772,157
MAXIMUS, Inc.	13,165	849,143
WEX, Inc.*	11,492	1,289,632

		9,791,572

Life Sciences Tools & Services 1.2%
Accelerate Diagnostics, Inc.*(a)	15,490	347,750
INC Research Holdings, Inc., Class A*	17,151	896,997
NanoString Technologies, Inc.*	37,266	602,219
PRA Health Sciences, Inc.*	26,710	2,034,501

		3,881,467

Machinery 3.5%
Altra Industrial Motion Corp.	27,923	1,343,096
ITT, Inc.	25,469	1,127,513
John Bean Technologies Corp.(a)	20,750	2,097,825
Lincoln Electric Holdings, Inc.	18,010	1,651,157
Milacron Holdings Corp.*	38,548	649,919
RBC Bearings, Inc.*	18,380	2,300,257
Rexnord Corp.*	39,398	1,001,103
Welbilt, Inc.*(a)	28,735	662,342

		10,833,212

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	33,640	$1,560,896

Oil, Gas & Consumable Fuels 0.7%
Callon Petroleum Co.*(a)	64,242	722,080
PDC Energy, Inc.*	15,917	780,410
WildHorse Resource Development Corp.*(a)	42,018	559,680

		2,062,170

Paper & Forest Products 0.6%
Boise Cascade Co.*	24,706	862,240
Louisiana-Pacific Corp.*	38,628	1,046,046

		1,908,286

Pharmaceuticals 2.4%
Aerie Pharmaceuticals, Inc.*(a)	24,540	1,192,644
Aratana Therapeutics, Inc.*(a)	56,156	344,237
Catalent, Inc.*	35,635	1,422,549
Dermira, Inc.*	27,764	749,628
Intersect ENT, Inc.*	42,455	1,322,473
Kala Pharmaceuticals, Inc.*	4,900	111,916
Medicines Co. (The)*(a)	20,174	747,245
Nektar Therapeutics*	31,870	764,880
Supernus Pharmaceuticals, Inc.*	23,060	922,400

		7,577,972

Professional Services 1.4%
Exponent, Inc.	18,510	1,367,889
GP Strategies Corp.*	13,655	421,257
Huron Consulting Group, Inc.*	16,470	564,921
On Assignment, Inc.*(a)	23,169	1,243,712
WageWorks, Inc.*	11,813	717,049

		4,314,828

Real Estate Management & Development 0.4%
HFF, Inc., Class A	35,238	1,394,015

Road & Rail 1.1%
Genesee & Wyoming, Inc., Class A*	14,246	1,054,347
Heartland Express, Inc.	15,140	379,711
Knight-Swift Transportation Holdings, Inc.*	26,859	1,115,991
Marten Transport Ltd.	41,628	855,455

		3,405,504

Semiconductors & Semiconductor Equipment 5.2%
Axcelis Technologies, Inc.*	6,900	188,715
Cohu, Inc.	4,600	109,664
Entegris, Inc.*	102,220	2,949,047
Integrated Device Technology, Inc.*	43,500	1,156,230
MACOM Technology Solutions Holdings, Inc.*(a)	25,589	1,141,525
MaxLinear, Inc.*(a)	30,190	717,012
MKS Instruments, Inc.	36,557	3,452,809
Monolithic Power Systems, Inc.	31,190	3,323,294
Power Integrations, Inc.	13,750	1,006,500
Semtech Corp.*	25,050	940,628
Silicon Laboratories, Inc.*	15,600	1,246,440

		16,231,864

Software 8.6%
Aspen Technology, Inc.*	16,531	1,038,312
Blackbaud, Inc.	15,501	1,360,988
Blackline, Inc.*(a)	25,050	854,706
Fair Isaac Corp.	7,773	1,092,106
Globant SA*(a)	22,242	891,237
Guidewire Software, Inc.*	31,417	2,446,128
HubSpot, Inc.*	37,831	3,179,696
Paycom Software, Inc.*(a)	16,320	1,223,347
Pegasystems, Inc.(a)	43,845	2,527,664
Proofpoint, Inc.*(a)	20,160	1,758,355
PTC, Inc.*	42,896	2,414,187
RealPage, Inc.*	17,370	693,063
RingCentral, Inc., Class A*	36,540	1,525,545
Take-Two Interactive Software, Inc.*	31,510	3,221,267
Tyler Technologies, Inc.*	11,324	1,974,000
Zendesk, Inc.*	27,160	790,628

		26,991,229

Specialty Retail 1.9%
Burlington Stores, Inc.*(a)	20,872	1,992,441
Caleres, Inc.	25,370	774,292
Children’s Place, Inc. (The)	7,390	873,129
Five Below, Inc.*	23,068	1,265,972
Floor & Decor Holdings, Inc., Class A*	5,050	196,597
Michaels Cos., Inc. (The)*	34,422	739,040

		5,841,471

Textiles, Apparel & Luxury Goods 1.9%
Canada Goose Holdings, Inc.*	3,990	81,994
Carter’s, Inc.	15,678	1,548,203
Oxford Industries, Inc.	16,965	1,077,956
Steven Madden Ltd.*	38,667	1,674,281
Wolverine World Wide, Inc.	50,630	1,460,676

		5,843,110

Thrifts & Mortgage Finance 0.7%
Essent Group Ltd.*	29,160	1,180,980
MGIC Investment Corp.*	75,305	943,572

		2,124,552

Trading Companies & Distributors 1.0%
SiteOne Landscape Supply, Inc.*	55,422	3,220,018

Total Common Stocks (cost $256,827,776)		299,603,201

Exchange Traded Fund 2.0%

	Shares	Value
Equity Fund 2.0%
iShares Russell 2000 Growth Fund(a)	35,029	6,268,790

Total Exchange Traded Fund (cost $5,845,627)		6,268,790

Rights 0.0%†

	Number of Rights	Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)	8,420	12,630

Total Rights (cost $—)		12,630

Repurchase Agreements 6.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $6,000,515, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $6,120,000.(d)	$6,000,000	6,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Repurchase Agreements (continued)

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $836,610, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $853,266.(d)	$836,535	$836,535
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $9,000,803, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $9,180,832.(d)	9,000,000	9,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $5,001,021, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $5,100,020.(d)	5,000,000	5,000,000

Total Repurchase Agreements (cost $20,836,535)		20,836,535

Total Investments (cost $283,509,938) — 104.4%		326,721,156
Liabilities in excess of other assets — (4.4)%		(13,914,703)

NET ASSETS — 100.0%		$312,806,453

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $33,308,105, which was collateralized by cash used to purchase repurchase agreements with a total value of $20,836,535 and by $13,217,966 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $34,054,501.
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $20,836,535.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$299,603,201	$—	$—	$299,603,201
Exchange Traded Fund	6,268,790	—	—	6,268,790
Repurchase Agreements	—	20,836,535	—	20,836,535
Rights	—	—	12,630	12,630

Total	$305,871,991	$20,836,535	$12,630	$326,721,156

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/2016	$10,525	$10,525
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	2,105	2,105
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$12,630	$12,630

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/2017	$2,105	$2,105

Amounts designated as “—” are zero or have been rounded to zero

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.1%

	Shares	Value
Aerospace & Defense 1.8%
Engility Holdings, Inc.*	27,800	$964,104
Hexcel Corp.	76,354	4,384,247
Moog, Inc., Class A*	28,575	2,384,012
Vectrus, Inc.*	117,900	3,636,036

		11,368,399

Airlines 0.5%
JetBlue Airways Corp.*	10,500	194,565
SkyWest, Inc.	69,400	3,046,660

		3,241,225

Auto Components 2.0%
Cooper-Standard Holdings, Inc.*	35,400	4,105,338
Dana, Inc.	132,100	3,693,516
LCI Industries	30,286	3,508,633
Stoneridge, Inc.*	76,300	1,511,503

		12,818,990

Banks 16.8%
1st Source Corp.	3,740	189,992
Allegiance Bancshares, Inc.*	10,200	375,360
Bank of Hawaii Corp.	44,499	3,709,437
Bank of Marin Bancorp	1,100	75,350
Bank of the Ozarks, Inc.	95,566	4,591,946
BankUnited, Inc.	121,812	4,332,853
Banner Corp.	8,800	539,264
Berkshire Hills Bancorp, Inc.	7,000	271,250
Boston Private Financial Holdings, Inc.	13,300	220,115
Cadence BanCorp*	8,800	201,696
Cathay General Bancorp	17,200	691,440
Central Valley Community Bancorp	7,900	176,170
Chemung Financial Corp.	1,900	89,490
Community Trust Bancorp, Inc.	13,457	625,750
CU Bancorp*	8,000	310,200
Customers Bancorp, Inc.*	23,940	780,923
CVB Financial Corp.(a)	39,064	944,177
Eagle Bancorp, Inc.*	31,100	2,085,255
East West Bancorp, Inc.	13,622	814,323
Enterprise Financial Services Corp.	59,100	2,502,885
Farmers National Banc Corp.	28,900	434,945
Fidelity Southern Corp.	79,184	1,871,910
Financial Institutions, Inc.	46,300	1,333,440
First BanCorp*	524,800	2,686,976
First Business Financial Services, Inc.	17,500	398,125
First Citizens BancShares, Inc., Class A	1,600	598,224
First Commonwealth Financial Corp.	31,100	439,443
First Community Bancshares, Inc.	20,600	599,666
First Financial Bancorp	21,500	562,225
First Financial Corp.	4,400	209,440
First Hawaiian, Inc.	16,200	490,698
First Interstate BancSystem, Inc., Class A	24,048	919,836
First Merchants Corp.	54,700	2,348,271
First Midwest Bancorp, Inc.	28,800	674,496
Flushing Financial Corp.	13,500	401,220
Franklin Financial Network, Inc.*	11,700	417,105
Fulton Financial Corp.(a)	104,500	1,959,375
Glacier Bancorp, Inc.(a)	22,296	841,897
Great Southern Bancorp, Inc.	19,000	1,057,350
Green Bancorp, Inc.*	74,400	1,759,560
Hancock Holding Co.	118,400	5,736,480
Hanmi Financial Corp.	134,990	4,177,940
Heartland Financial USA, Inc.	26,000	1,284,400
Heritage Commerce Corp.	17,300	246,179
Heritage Financial Corp.	69,200	2,041,400
Hilltop Holdings, Inc.	64,700	1,682,200
Home BancShares, Inc.	25,786	650,313
HomeTrust Bancshares, Inc.*	9,900	253,935
Hope Bancorp, Inc.(a)	123,587	2,188,726
IBERIABANK Corp.	69,500	5,709,425
Independent Bank Corp.(a)	57,300	1,963,445
LegacyTexas Financial Group, Inc.	22,991	917,801
MainSource Financial Group, Inc.	20,600	738,716
MB Financial, Inc.(a)	5,181	233,249
Midland States Bancorp, Inc.	9,400	297,792
OFG Bancorp	46,000	420,900
Old Line Bancshares, Inc.	3,000	84,000
Pacific Mercantile Bancorp*(a)	15,300	139,995
PacWest Bancorp	11,000	555,610
Peoples Bancorp, Inc.	25,200	846,468
Pinnacle Financial Partners, Inc.(a)	30,000	2,008,500
Preferred Bank	36,800	2,220,880
Premier Financial Bancorp, Inc.	4,679	101,955
Republic Bancorp, Inc., Class A	6,855	266,591
Shore Bancshares, Inc.	7,400	123,210
Sierra Bancorp	11,100	301,365
South State Corp.	3,474	312,834
Southern National Bancorp of Virginia, Inc.	8,300	141,017
Southwest Bancorp, Inc.	15,300	421,515
Sterling Bancorp	96,100	2,368,865
Texas Capital Bancshares, Inc.*	59,985	5,146,713
Towne Bank	6,227	208,604
TriCo Bancshares	69,300	2,823,975
TriState Capital Holdings, Inc.*	22,300	510,670
Triumph Bancorp, Inc.*	15,900	512,775
Trustmark Corp.	10,000	331,200
Umpqua Holdings Corp.	101,900	1,988,069
United Community Banks, Inc.	157,300	4,489,342
West Bancorporation, Inc.	8,200	200,080
Western Alliance Bancorp*	60,921	3,233,687
Wintrust Financial Corp.	77,100	6,037,701

		107,450,600

Biotechnology 1.6%
Acceleron Pharma, Inc.*	25,900	966,588
Acorda Therapeutics, Inc.*	59,000	1,395,350
AMAG Pharmaceuticals, Inc.*	30,400	560,880
Corvus Pharmaceuticals, Inc.*(a)	69,800	1,112,612
Immune Design Corp.*(a)	125,000	1,293,750
Karyopharm Therapeutics, Inc.*	86,600	950,868
Lexicon Pharmaceuticals, Inc.*(a)	28,800	353,952
Minerva Neurosciences, Inc.*(a)	109,500	832,200
Momenta Pharmaceuticals, Inc.*	50,000	925,000
Retrophin, Inc.*	36,800	915,952
Rigel Pharmaceuticals, Inc.*	168,200	427,228
Sage Therapeutics, Inc.*(a)	3,500	218,050
Ultragenyx Pharmaceutical, Inc.*	3,500	186,410
Vanda Pharmaceuticals, Inc.*	16,200	289,980

		10,428,820

Building Products 1.7%
American Woodmark Corp.*	32,291	3,108,009
Armstrong Flooring, Inc.*	113,558	1,788,538
Gibraltar Industries, Inc.*	82,632	2,573,987
Insteel Industries, Inc.	68,042	1,776,577
JELD-WEN Holding, Inc.*	5,800	206,016

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Building Products (continued)
Universal Forest Products, Inc.	15,800	$1,550,928

		11,004,055

Capital Markets 2.0%
Artisan Partners Asset Management, Inc., Class A(a)	62,345	2,032,447
BGC Partners, Inc., Class A	80,200	1,160,494
Diamond Hill Investment Group, Inc.	13,312	2,826,803
Houlihan Lokey, Inc.	10,000	391,300
INTL. FCStone, Inc.*	12,300	471,336
Morningstar, Inc.	27,961	2,376,406
OM Asset Management plc	42,400	632,608
Piper Jaffray Cos.	25,900	1,537,165
Pzena Investment Management, Inc., Class A	143,989	1,568,040

		12,996,599

Chemicals 1.6%
Chemours Co. (The)	23,600	1,194,396
FutureFuel Corp.	33,800	532,012
Innophos Holdings, Inc.	26,200	1,288,778
Minerals Technologies, Inc.	6,200	438,030
OMNOVA Solutions, Inc.*	9,600	105,120
Trinseo SA	58,500	3,925,350
Valvoline, Inc.	93,096	2,183,101
Venator Materials plc*	17,500	395,500

		10,062,287

Commercial Services & Supplies 3.1%
ABM Industries, Inc.	49,200	2,052,132
ACCO Brands Corp.*	342,100	4,070,990
Casella Waste Systems, Inc., Class A*	145,878	2,742,506
CECO Environmental Corp.	12,100	102,366
Essendant, Inc.	7,900	104,043
KAR Auction Services, Inc.	63,595	3,036,025
Kimball International, Inc., Class B	17,900	353,883
LSC Communications, Inc.	2,162	35,695
Quad/Graphics, Inc.	128,200	2,898,602
RR Donnelley & Sons Co.	5,732	59,040
US Ecology, Inc.	54,526	2,933,499
VSE Corp.	25,200	1,432,872

		19,821,653

Communications Equipment 1.4%
ADTRAN, Inc.	22,000	528,000
Extreme Networks, Inc.*	257,100	3,056,919
Harmonic, Inc.*	404,210	1,232,841
NetScout Systems, Inc.*	88,707	2,869,671
Oclaro, Inc.*(a)	45,400	391,802
Sonus Networks, Inc.*	154,100	1,178,865

		9,258,098

Construction & Engineering 0.9%
EMCOR Group, Inc.	45,200	3,135,976
HC2 Holdings, Inc.*	205,900	1,087,152
Tutor Perini Corp.*	48,908	1,388,987

		5,612,115

Construction Materials 0.6%
Summit Materials, Inc., Class A*	119,313	3,821,595

Consumer Finance 0.6%
Enova International, Inc.*	38,100	512,445
EZCORP, Inc., Class A*	123,400	1,172,300
FirstCash, Inc.	22,728	1,435,273
Green Dot Corp., Class A*	15,700	778,406

		3,898,424

Containers & Packaging 0.0%†
Berry Global Group, Inc.*	4,300	243,595

Diversified Consumer Services 0.7%
K12, Inc.*	56,400	1,006,176
Service Corp. International	92,108	3,177,726

		4,183,902

Diversified Financial Services 0.1%
Marlin Business Services Corp.	13,300	382,375

Diversified Telecommunication Services 0.1%
IDT Corp., Class B	46,800	658,944

Electric Utilities 1.7%
El Paso Electric Co.	22,000	1,215,500
Genie Energy Ltd., Class B(a)	55,000	360,250
IDACORP, Inc.	31,500	2,769,795
MGE Energy, Inc.	10,050	649,230
Portland General Electric Co.	86,100	3,929,604
Spark Energy, Inc., Class A(a)	69,500	1,042,500
Westar Energy, Inc.	18,000	892,800

		10,859,679

Electrical Equipment 0.6%
General Cable Corp.	208,900	3,937,765

Electronic Equipment, Instruments & Components 4.1%
Anixter International, Inc.*	4,500	382,500
Benchmark Electronics, Inc.*	125,875	4,298,631
Coherent, Inc.*	9,388	2,207,776
Fitbit, Inc., Class A*(a)	120,400	837,984
Insight Enterprises, Inc.*	107,900	4,954,768
Kimball Electronics, Inc.*	52,550	1,137,707
Plexus Corp.*	12,400	695,392
Sanmina Corp.*	58,211	2,162,539
Tech Data Corp.*(a)	19,200	1,705,920
Universal Display Corp.	38,628	4,977,218
VeriFone Systems, Inc.*	106,582	2,161,483
Vishay Precision Group, Inc.*	15,900	387,960

		25,909,878

Energy Equipment & Services 1.5%
Archrock, Inc.	27,200	341,360
Core Laboratories NV(a)	7,557	745,876
Exterran Corp.*	65,400	2,067,294
Mammoth Energy Services, Inc.*(a)	4,900	82,614
McDermott International, Inc.*	383,200	2,785,864
Newpark Resources, Inc.*	180,902	1,809,020
Oil States International, Inc.*	67,431	1,709,376

		9,541,404

Equity Real Estate Investment Trusts (REITs) 8.4%
Agree Realty Corp.	6,400	314,112
American Assets Trust, Inc.	5,400	214,758
American Campus Communities, Inc.	27,000	1,192,050
Ashford Hospitality Trust, Inc.	374,100	2,495,247
Bluerock Residential Growth REIT, Inc.	35,700	394,842
Cedar Realty Trust, Inc.	35,300	198,386
Chesapeake Lodging Trust	30,100	811,797
CorEnergy Infrastructure Trust, Inc.	4,300	152,005
CoreSite Realty Corp.	15,200	1,700,880
Cousins Properties, Inc.	220,370	2,058,256
CubeSmart	85,510	2,219,840
DCT Industrial Trust, Inc.	55,300	3,202,976
DiamondRock Hospitality Co.	236,500	2,589,675
EastGroup Properties, Inc.	3,100	273,172
First Industrial Realty Trust, Inc.	73,200	2,202,588
Franklin Street Properties Corp.	7,700	81,774
GEO Group, Inc. (The)	231,689	6,232,434

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	26,000	$743,860
Highwoods Properties, Inc.	22,300	1,161,607
Hudson Pacific Properties, Inc.	14,800	496,244
InfraREIT, Inc.	69,100	1,545,767
Kite Realty Group Trust	136,378	2,761,655
NexPoint Residential Trust, Inc.	20,266	480,912
Parkway, Inc.	28,170	648,755
Physicians Realty Trust	117,714	2,087,069
Preferred Apartment Communities, Inc., Class A	88,600	1,672,768
QTS Realty Trust, Inc., Class A	8,400	439,824
Ramco-Gershenson Properties Trust	50,800	660,908
Retail Opportunity Investments Corp.	107,900	2,051,179
Rexford Industrial Realty, Inc.	42,700	1,222,074
RLJ Lodging Trust	39,217	862,774
Starwood Waypoint Homes*	10,300	374,611
Summit Hotel Properties, Inc.	184,800	2,954,952
Sun Communities, Inc.	10,000	856,800
Sunstone Hotel Investors, Inc.	143,274	2,302,413
Urstadt Biddle Properties, Inc., Class A	22,900	496,930
Xenia Hotels & Resorts, Inc.	159,700	3,361,685

		53,517,579

Food & Staples Retailing 0.5%
SpartanNash Co.	104,700	2,760,939
SUPERVALU, Inc.*(a)	18,628	405,159

		3,166,098

Food Products 1.5%
B&G Foods, Inc.(a)	75,831	2,415,217
Darling Ingredients, Inc.*	10,500	183,960
Dean Foods Co.	74,000	805,120
Fresh Del Monte Produce, Inc.	47,289	2,149,758
Sanderson Farms, Inc.	4,700	759,144
TreeHouse Foods, Inc.*	49,004	3,319,041

		9,632,240

Gas Utilities 1.2%
New Jersey Resources Corp.	62,300	2,625,945
Southwest Gas Holdings, Inc.	36,200	2,809,844
Spire, Inc.	16,300	1,216,795
WGL Holdings, Inc.	11,700	985,140

		7,637,724

Health Care Equipment & Supplies 1.1%
CONMED Corp.	53,306	2,796,966
Invacare Corp.(a)	130,800	2,060,100
Lantheus Holdings, Inc.*	34,400	612,320
Natus Medical, Inc.*	49,643	1,861,612

		7,330,998

Health Care Providers & Services 2.9%
Community Health Systems, Inc.*(a)	488,200	3,749,376
Cross Country Healthcare, Inc.*	40,900	582,007
Diplomat Pharmacy, Inc.*	115,400	2,389,934
HealthSouth Corp.	62,200	2,882,970
Kindred Healthcare, Inc.	72,800	495,040
Molina Healthcare, Inc.*	52,461	3,607,218
Owens & Minor, Inc.	62,600	1,827,920
Patterson Cos., Inc.	59,933	2,316,411
WellCare Health Plans, Inc.*	5,100	875,874

		18,726,750

Hotels, Restaurants & Leisure 2.0%
Brinker International, Inc.(a)	10,600	337,716
Cheesecake Factory, Inc. (The)(a)	50,789	2,139,233
Eldorado Resorts, Inc.*(a)	95,566	2,451,268
Lindblad Expeditions Holdings, Inc.*	238,248	2,549,253
Pinnacle Entertainment, Inc.*	17,400	370,794
Playa Hotels & Resorts NV*	165,294	1,724,016
Red Rock Resorts, Inc., Class A	126,318	2,925,525

		12,497,805

Household Durables 1.1%
Beazer Homes USA, Inc.*	108,900	2,040,786
Hooker Furniture Corp.	22,000	1,050,500
KB Home	95,300	2,298,636
Libbey, Inc.	40,100	371,326
Lifetime Brands, Inc.	65,400	1,196,820
NACCO Industries, Inc., Class A	3,800	326,040

		7,284,108

Household Products 1.0%
Central Garden & Pet Co., Class A*	180,622	6,717,332

Independent Power and Renewable Electricity Producers 0.8%
Atlantic Power Corp.*	106,800	261,660
Dynegy, Inc.*	209,200	2,048,068
Ormat Technologies, Inc.	42,000	2,564,100

		4,873,828

Insurance 2.9%
American Equity Investment Life Holding Co.	171,900	4,998,852
Aspen Insurance Holdings Ltd.	18,900	763,560
CNO Financial Group, Inc.	199,900	4,665,666
Federated National Holding Co.	25,400	396,494
First American Financial Corp.	35,900	1,793,923
Horace Mann Educators Corp.	2,600	102,310
Kinsale Capital Group, Inc.	19,800	854,766
Maiden Holdings Ltd.	9,700	77,115
ProAssurance Corp.	37,320	2,039,538
Selective Insurance Group, Inc.	23,800	1,281,630
Stewart Information Services Corp.	37,800	1,427,328
United Fire Group, Inc.	4,500	206,190
Universal Insurance Holdings, Inc.(a)	11,200	257,600

		18,864,972

Internet Software & Services 0.6%
Bankrate, Inc.*	29,000	404,550
Criteo SA, ADR-FR*(a)	59,555	2,471,532
Limelight Networks, Inc.*	211,900	841,243

		3,717,325

IT Services 1.4%
CSRA, Inc.	86,934	2,805,360
Sykes Enterprises, Inc.*	60,900	1,775,844
Travelport Worldwide Ltd.	211,200	3,315,840
Unisys Corp.*(a)	122,300	1,039,550

		8,936,594

Life Sciences Tools & Services 0.7%
Bio-Rad Laboratories, Inc., Class A*	20,258	4,501,733

Machinery 4.8%
FreightCar America, Inc.	11,700	228,852
Global Brass & Copper Holdings, Inc.	125,300	4,235,140
Hurco Cos., Inc.	3,200	133,120
Hyster-Yale Materials Handling, Inc.	10,500	802,620
John Bean Technologies Corp.(a)	27,176	2,747,494
Kadant, Inc.	72,285	7,123,687
LB Foster Co., Class A*	8,300	188,825
Meritor, Inc.*	164,700	4,283,847
Mueller Industries, Inc.	66,588	2,327,250
Wabash National Corp.(a)	63,600	1,451,352
Welbilt, Inc.*(a)	105,420	2,429,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Machinery (continued)
Woodward, Inc.	62,984	$4,888,188

		30,840,306

Marine 0.1%
Costamare, Inc.	131,433	812,256

Media 0.5%
Gray Television, Inc.*	37,200	584,040
Salem Media Group, Inc.	69,100	456,060
Sinclair Broadcast Group, Inc., Class A(a)	44,500	1,426,225
tronc, Inc.*	55,900	812,227

		3,278,552

Metals & Mining 1.0%
AK Steel Holding Corp.*(a)	265,200	1,482,468
Cleveland-Cliffs, Inc.*	166,300	1,189,045
Commercial Metals Co.	49,700	945,791
Compass Minerals International, Inc.(a)	38,424	2,493,718
Ryerson Holding Corp.*	4,300	46,655
Schnitzer Steel Industries, Inc., Class A	10,500	295,575

		6,453,252

Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	9,900	190,476
Capstead Mortgage Corp.	249,400	2,406,710
Invesco Mortgage Capital, Inc.	94,800	1,623,924
Redwood Trust, Inc.	154,400	2,515,176

		6,736,286

Multi-Utilities 1.0%
Black Hills Corp.(a)	45,691	3,146,739
NorthWestern Corp.	50,568	2,879,342
Unitil Corp.	8,300	410,518

		6,436,599

Oil, Gas & Consumable Fuels 2.3%
Abraxas Petroleum Corp.*	739,500	1,390,260
Arch Coal, Inc., Class A(a)	6,000	430,440
Delek US Energy, Inc.	106,000	2,833,380
Denbury Resources, Inc.*(a)	899,200	1,204,928
Eclipse Resources Corp.*	202,100	505,250
EP Energy Corp., Class A*(a)	113,200	369,032
Green Plains, Inc.	14,100	284,115
Infinity Bio-energy Ltd.*(b)(c)	155,500	0
International Seaways, Inc.*	28,400	559,480
Midstates Petroleum Co., Inc.*	27,200	422,688
Pacific Ethanol, Inc.*	99,400	551,670
Par Pacific Holdings, Inc.*	21,300	443,040
Peabody Energy Corp.*	8,600	249,486
Renewable Energy Group, Inc.*(a)	97,578	1,185,573
REX American Resources Corp.*	2,500	234,575
SemGroup Corp., Class A	52,300	1,503,625
SRC Energy, Inc.*	82,000	792,940
W&T Offshore, Inc.*	420,300	1,281,915
World Fuel Services Corp.	7,100	240,761

		14,483,158

Paper & Forest Products 0.7%
Boise Cascade Co.*	16,200	565,380
KapStone Paper and Packaging Corp.	15,400	330,946
Louisiana-Pacific Corp.*	66,900	1,811,652
Schweitzer-Mauduit International, Inc.	43,900	1,820,094

		4,528,072

Pharmaceuticals 1.3%
Amphastar Pharmaceuticals, Inc.*	22,300	398,501
Kala Pharmaceuticals, Inc.*(a)	40,800	931,872
Lannett Co., Inc.*(a)	61,400	1,132,830
Pacira Pharmaceuticals, Inc.*	78,709	2,955,523
Revance Therapeutics, Inc.*(a)	17,300	476,615
Zogenix, Inc.*	70,900	2,485,045

		8,380,386

Professional Services 1.2%
Acacia Research Corp.*(a)	150,800	686,140
Heidrick & Struggles International, Inc.	3,433	72,608
Kelly Services, Inc., Class A	66,400	1,665,976
RPX Corp.*	79,700	1,058,416
TriNet Group, Inc.*	44,800	1,506,176
TrueBlue, Inc.*	114,600	2,572,770

		7,562,086

Real Estate Management & Development 0.8%
Colliers International Group, Inc.	33,454	1,662,664
Forestar Group, Inc.*(b)(d)	14,600	251,120
Howard Hughes Corp. (The)*	25,252	2,977,968
Redfin Corp.*(a)	6,500	163,085

		5,054,837

Road & Rail 1.8%
ArcBest Corp.	145,500	4,866,975
Genesee & Wyoming, Inc., Class A*	37,610	2,783,516
Roadrunner Transportation Systems, Inc.*	104,400	994,932
Schneider National, Inc., Class B	20,100	508,530
YRC Worldwide, Inc.*	175,000	2,415,000

		11,568,953

Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega Semiconductor Ltd.*	108,353	1,786,741
Amkor Technology, Inc.*	220,000	2,321,000
Cypress Semiconductor Corp.(a)	205,142	3,081,233
First Solar, Inc.*(a)	11,500	527,620
Inphi Corp.*(a)	54,149	2,149,174
Photronics, Inc.*	71,100	629,235
Xcerra Corp.*	35,200	346,720

		10,841,723

Software 2.3%
CyberArk Software Ltd.*(a)	55,631	2,280,871
PTC, Inc.*	78,796	4,434,639
QAD, Inc., Class A	15,200	522,120
Rubicon Project, Inc. (The)*	24,600	95,694
Take-Two Interactive Software, Inc.*	29,300	2,995,339
TiVo Corp.	219,350	4,354,097

		14,682,760

Specialty Retail 1.9%
Caleres, Inc.	35,800	1,092,616
Children’s Place, Inc. (The)	16,700	1,973,105
Citi Trends, Inc.	16,500	327,855
Conn’s, Inc.*(a)	34,700	976,805
Floor & Decor Holdings, Inc., Class A*	7,100	276,403
GNC Holdings, Inc., Class A(a)	27,900	246,636
Office Depot, Inc.	931,900	4,230,826
Pier 1 Imports, Inc.	212,500	890,375
Tailored Brands, Inc.(a)	148,900	2,150,116

		12,164,737

Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	29,472	2,910,360
Deckers Outdoor Corp.*	15,300	1,046,673
Iconix Brand Group, Inc.*	263,700	1,500,453
Oxford Industries, Inc.	19,735	1,253,962
Perry Ellis International, Inc.*	24,400	577,304

		7,288,752

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance 2.5%
Charter Financial Corp.	25,600	$474,368
Dime Community Bancshares, Inc.	46,800	1,006,200
First Defiance Financial Corp.	9,600	503,904
Flagstar Bancorp, Inc.*	27,957	991,914
Hingham Institution for Savings	5,313	1,010,905
HomeStreet, Inc.*	20,700	558,900
Meta Financial Group, Inc.	20,700	1,622,880
MGIC Investment Corp.*	245,400	3,074,862
PennyMac Financial Services, Inc., Class A*(a)	83,900	1,493,420
Provident Financial Holdings, Inc.	7,700	150,920
Radian Group, Inc.	14,600	272,874
TrustCo Bank Corp.	75,200	669,280
United Community Financial Corp.	24,900	239,040
Walker & Dunlop, Inc.*	70,800	3,704,964
WSFS Financial Corp.	3,200	156,000

		15,930,431

Trading Companies & Distributors 1.4%
Applied Industrial Technologies, Inc.	2,700	177,660
CAI International, Inc.*	25,600	776,192
DXP Enterprises, Inc.*	27,100	853,379
MRC Global, Inc.*	177,800	3,109,722
Neff Corp., Class A*	1,200	30,000
NOW, Inc.*(a)	192,200	2,654,282
Titan Machinery, Inc.*	39,000	605,670
Veritiv Corp.*	21,300	692,250

		8,899,155

Water Utilities 0.1%
Artesian Resources Corp., Class A	3,900	147,420
Consolidated Water Co. Ltd.	34,000	435,200

		582,620

Total Common Stocks (cost $515,212,377)		621,430,409

Master Limited Partnership 0.3%

	Shares	Market Value
Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP	26,740	1,714,569

Total Master Limited Partnership (cost $1,718,987)		1,714,569

Repurchase Agreements 5.3%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $12,001,030, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $12,240,000.(e)	$12,000,000	12,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $3,896,119, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $3,973,687.(e)	3,895,772	3,895,772
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $8,000,713, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $8,160,740.(e)	8,000,000	8,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $10,002,042, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $10,200,040.(e)	10,000,000	10,000,000

Total Repurchase Agreements (cost $33,895,772)		33,895,772

Total Investments (cost $550,827,136) — 102.7%		657,040,750
Liabilities in excess of other assets — (2.7)%		(17,308,851)

NET ASSETS — 100.0%		$639,731,899

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $42,756,943, which was collateralized by cash used to purchase repurchase agreements with a total value of $33,895,772 and by $9,946,926 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 10/5/2017 - 11/15/2046, a total value of $43,842,698.
(b)	Illiquid security.
(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $33,895,772.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
FR	France
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	186	12/2017	USD	13,883,970	345,881

					345,881

At September 30, 2017, the Fund had $585,000 segregated as collateral with the broker for open futures contract.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,368,399	$—	$—	$11,368,399
Airlines	3,241,225	—	—	3,241,225
Auto Components	12,818,990	—	—	12,818,990
Banks	107,450,600	—	—	107,450,600
Biotechnology	10,428,820	—	—	10,428,820
Building Products	11,004,055	—	—	11,004,055
Capital Markets	12,996,599	—	—	12,996,599
Chemicals	10,062,287	—	—	10,062,287
Commercial Services & Supplies	19,821,653	—	—	19,821,653
Communications Equipment	9,258,098	—	—	9,258,098
Construction & Engineering	5,612,115	—	—	5,612,115
Construction Materials	3,821,595	—	—	3,821,595
Consumer Finance	3,898,424	—	—	3,898,424
Containers & Packaging	243,595	—	—	243,595
Diversified Consumer Services	4,183,902	—	—	4,183,902
Diversified Financial Services	382,375	—	—	382,375
Diversified Telecommunication Services	658,944	—	—	658,944
Electric Utilities	10,859,679	—	—	10,859,679
Electrical Equipment	3,937,765	—	—	3,937,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets (Continued):
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$25,909,878	$—	$—	$25,909,878
Energy Equipment & Services	9,541,404	—	—	9,541,404
Equity Real Estate Investment Trusts (REITs)	53,517,579	—	—	53,517,579
Food & Staples Retailing	3,166,098	—	—	3,166,098
Food Products	9,632,240	—	—	9,632,240
Gas Utilities	7,637,724	—	—	7,637,724
Health Care Equipment & Supplies	7,330,998	—	—	7,330,998
Health Care Providers & Services	18,726,750	—	—	18,726,750
Hotels, Restaurants & Leisure	12,497,805	—	—	12,497,805
Household Durables	7,284,108	—	—	7,284,108
Household Products	6,717,332	—	—	6,717,332
Independent Power and Renewable Electricity Producers	4,873,828	—	—	4,873,828
Insurance	18,864,972	—	—	18,864,972
Internet Software & Services	3,717,325	—	—	3,717,325
IT Services	8,936,594	—	—	8,936,594
Life Sciences Tools & Services	4,501,733	—	—	4,501,733
Machinery	30,840,306	—	—	30,840,306
Marine	812,256	—	—	812,256
Media	3,278,552	—	—	3,278,552
Metals & Mining	6,453,252	—	—	6,453,252
Mortgage Real Estate Investment Trusts (REITs)	6,736,286	—	—	6,736,286
Multi-Utilities	6,436,599	—	—	6,436,599
Oil, Gas & Consumable Fuels	14,483,158	—	—	14,483,158
Paper & Forest Products	4,528,072	—	—	4,528,072
Pharmaceuticals	8,380,386	—	—	8,380,386
Professional Services	7,562,086	—	—	7,562,086
Real Estate Management & Development	4,803,717	251,120	—	5,054,837
Road & Rail	11,568,953	—	—	11,568,953
Semiconductors & Semiconductor Equipment	10,841,723	—	—	10,841,723
Software	14,682,760	—	—	14,682,760
Specialty Retail	12,164,737	—	—	12,164,737
Textiles, Apparel & Luxury Goods	7,288,752	—	—	7,288,752
Thrifts & Mortgage Finance	15,930,431	—	—	15,930,431
Trading Companies & Distributors	8,899,155	—	—	8,899,155
Water Utilities	582,620	—	—	582,620

Total Common Stocks	$621,179,289	$251,120	$—	$621,430,409

Futures Contracts	$345,881	$—	$—	$345,881
Master Limited Partnership	1,714,569	—	—	1,714,569
Repurchase Agreements	—	33,895,772	—	33,895,772

Total	$623,239,739	$34,146,892	$—	$657,386,631

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2017, the Fund held one common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017:

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$345,881

Total		$345,881

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 95.4%

	Shares	Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Aet and D Holdings No. 1 Ltd.*(a)(b)	106,305	$0

BERMUDA 0.1%
Media 0.1%
Central European Media Enterprises Ltd., Class A*(c)	73,676	298,388

Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd.*(a)(b)	94,500	0

		298,388

CANADA 0.8%
Electronic Equipment, Instruments & Components 0.2%
Celestica, Inc.*	59,700	739,086

Energy Equipment & Services 0.1%
Mullen Group Ltd.	23,861	326,051

Food Products 0.0%†
AGT Food & Ingredients, Inc.	6,191	121,265

Internet Software & Services 0.1%
Shopify, Inc., Class A*	4,092	476,677

Metals & Mining 0.1%
Major Drilling Group International, Inc.*	136,779	767,343

Oil, Gas & Consumable Fuels 0.1%
Enerplus Corp.	29,200	288,204

Road & Rail 0.1%
TFI International, Inc.	7,500	193,308

Software 0.0%†
TECSYS, Inc.	5,902	75,398

Textiles, Apparel & Luxury Goods 0.0%†
Canada Goose Holdings, Inc.*	4,680	96,174

Trading Companies & Distributors 0.1%
Hardwoods Distribution, Inc.	11,606	187,891

		3,271,397

CAYMAN ISLANDS 0.0%†
Water Utilities 0.0%†
Consolidated Water Co. Ltd.	4,800	61,440

GERMANY 0.1%
Internet Software & Services 0.1%
Trivago NV, ADR*	19,800	214,830

GREECE 0.1%
Marine 0.1%
Safe Bulkers, Inc.*	74,335	203,678

ISRAEL 0.2%
Electronic Equipment, Instruments & Components 0.1%
Orbotech Ltd.*	5,900	249,039

Internet Software & Services 0.1%
Wix.com Ltd.*	7,280	523,068

		772,107

MONACO 0.1%
Marine 0.1%
Costamare, Inc.	53,451	330,327

PUERTO RICO 0.3%
Banks 0.2%
First BanCorp*	138,331	708,255
Popular, Inc.	5,690	204,499

		912,754

Health Care Providers & Services 0.1%
Triple-S Management Corp., Class B*	11,771	278,737

		1,191,491

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Silicon Motion Technology Corp., ADR(c)	12,230	587,407

THAILAND 0.2%
Electronic Equipment, Instruments & Components 0.2%
Fabrinet*	14,690	544,411

UNITED ARAB EMIRATES 0.1%
Food Products 0.1%
Amira Nature Foods Ltd.*(c)	30,307	182,448

UNITED KINGDOM 0.1%
Food Products 0.1%
Nomad Foods Ltd.*	13,840	201,649

UNITED STATES 93.1%
Aerospace & Defense 3.3%
Aerovironment, Inc.*	32,400	1,753,488
BWX Technologies, Inc.	22,690	1,271,094
Curtiss-Wright Corp.	7,407	774,328
Ducommun, Inc.*	24,100	772,405
HEICO Corp.	17,632	1,583,530
Mercury Systems, Inc.*(c)	37,800	1,961,064
Moog, Inc., Class A*	24,065	2,007,742
Triumph Group, Inc.(c)	39,613	1,178,487
Vectrus, Inc.*	15,370	474,011

		11,776,149

Air Freight & Logistics 1.9%
Air Transport Services Group, Inc.*	23,200	564,688
Atlas Air Worldwide Holdings, Inc.*	25,420	1,672,636
Echo Global Logistics, Inc.*	11,847	223,316
Hub Group, Inc., Class A*	47,027	2,019,810
Park-Ohio Holdings Corp.	5,000	228,000
XPO Logistics, Inc.*(c)	27,800	1,884,284

		6,592,734

Airlines 0.5%
SkyWest, Inc.	28,045	1,231,176
Spirit Airlines, Inc.*	12,000	400,920

		1,632,096

Auto Components 1.6%
American Axle & Manufacturing Holdings, Inc.*	20,630	362,675
Cooper Tire & Rubber Co.(c)	9,100	340,340
Cooper-Standard Holdings, Inc.*	7,825	907,465
Modine Manufacturing Co.*	77,351	1,489,008
Motorcar Parts of America, Inc.*	3,698	108,943
Stoneridge, Inc.*	21,601	427,916
Tower International, Inc.	22,287	606,206
Visteon Corp.*	11,200	1,386,224

		5,628,777

Banks 10.4%
American National Bankshares, Inc.	1,000	41,200
Ameris Bancorp	7,300	350,400
BancFirst Corp.	26,060	1,478,905
Bank of Marin Bancorp	5,756	394,286
Berkshire Hills Bancorp, Inc.	56,938	2,206,347

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Banks (continued)
Blue Hills Bancorp, Inc.	14,123	$271,162
Bridge Bancorp, Inc.	9,996	339,364
Brookline Bancorp, Inc.	67,399	1,044,685
Capital City Bank Group, Inc.	6,043	145,092
Central Pacific Financial Corp.	50,968	1,640,150
Central Valley Community Bancorp	13,222	294,851
Chemung Financial Corp.	1,400	65,940
Civista Bancshares, Inc.(c)	4,200	93,828
Commerce Bancshares, Inc.	8,200	473,714
Community Trust Bancorp, Inc.	8,440	392,460
East West Bancorp, Inc.	18,904	1,130,081
Enterprise Financial Services Corp.	18,419	780,045
Farmers Capital Bank Corp.	3,940	165,677
Fidelity Southern Corp.	17,810	421,028
Financial Institutions, Inc.	7,804	224,755
First Bancorp	11,042	379,955
First Bancshares, Inc. (The)	900	27,135
First Busey Corp.	7,407	232,284
First Business Financial Services, Inc.	8,962	203,886
First Community Bancshares, Inc.	2,167	63,081
First Financial Bancorp	57,947	1,515,314
First Financial Corp.	5,500	261,800
First Midwest Bancorp, Inc.	64,828	1,518,272
Franklin Financial Network, Inc.*	6,861	244,595
Fulton Financial Corp.	9,836	184,425
Great Southern Bancorp, Inc.	600	33,390
Great Western Bancorp, Inc.	11,529	475,917
Hancock Holding Co.	34,300	1,661,835
Heartland Financial USA, Inc.	3,200	158,080
Heritage Commerce Corp.	18,036	256,652
Heritage Financial Corp.	2,832	83,544
HomeTrust Bancshares, Inc.*	10,924	280,201
Hope Bancorp, Inc.	26,056	461,452
IBERIABANK Corp.	30,163	2,477,889
Independent Bank Group, Inc.	14,594	880,018
Investors Bancorp, Inc.	7,300	99,572
MB Financial, Inc.	4,500	202,590
Mercantile Bank Corp.	2,000	69,800
MidWestOne Financial Group, Inc.	700	23,632
National Commerce Corp.*	5,603	239,808
Northeast Bancorp	6,200	162,130
Northrim BanCorp, Inc.	1,700	59,415
Old Line Bancshares, Inc.	2,300	64,400
Old National Bancorp(c)	13,766	251,918
Pacific Premier Bancorp, Inc.*(c)	8,145	307,474
Pinnacle Financial Partners, Inc.	9,758	653,298
Preferred Bank	2,291	138,262
Prosperity Bancshares, Inc.	9,915	651,713
QCR Holdings, Inc.	9,467	430,749
RBB Bancorp*(c)	4,752	108,773
Shore Bancshares, Inc.	4,486	74,692
Sierra Bancorp	4,410	119,732
Southside Bancshares, Inc.	4,882	177,510
Sterling Bancorp	35,005	862,873
Synovus Financial Corp.	8,100	373,086
TCF Financial Corp.	21,616	368,337
TriCo Bancshares	38,485	1,568,264
TriState Capital Holdings, Inc.*	19,108	437,573
Triumph Bancorp, Inc.*	8,900	287,025
UMB Financial Corp.	1,400	104,286
Umpqua Holdings Corp.	8,122	158,460
Union Bankshares Corp.	14,120	498,436
United Community Banks, Inc.	9,000	256,860
Valley National Bancorp(c)	60,916	734,038
WesBanco, Inc.	38,800	1,591,576
Western Alliance Bancorp*	30,290	1,607,793
Zions Bancorporation	13,100	618,058

		36,655,828

Biotechnology 1.7%
ACADIA Pharmaceuticals, Inc.*(c)	14,580	549,229
Acorda Therapeutics, Inc.*	56,316	1,331,872
Agios Pharmaceuticals, Inc.*	660	44,055
BioTime, Inc.*(c)	43,026	122,194
Celldex Therapeutics, Inc.*(c)	39,900	114,114
Chimerix, Inc.*	24,994	131,219
Cidara Therapeutics, Inc.*	8,200	66,420
Exact Sciences Corp.*	8,350	393,452
Exelixis, Inc.*	16,410	397,614
Infinity Pharmaceuticals, Inc.*(c)	49,500	65,835
Kite Pharma, Inc.*	1,880	338,043
Ligand Pharmaceuticals, Inc.*(c)	5,210	709,342
MEI Pharma, Inc.*	7,400	19,832
Momenta Pharmaceuticals, Inc.*	17,943	331,946
Portola Pharmaceuticals, Inc.*	3,940	212,878
Repligen Corp.*	24,495	938,648
Trevena, Inc.*	19,867	50,661
Ultragenyx Pharmaceutical, Inc.*	6,105	325,152
Zafgen, Inc.*(c)	5,200	18,304

		6,160,810

Building Products 1.1%
Advanced Drainage Systems, Inc.	16,300	330,075
Apogee Enterprises, Inc.	10,600	511,556
Armstrong Flooring, Inc.*	51,919	817,724
JELD-WEN Holding, Inc.*	23,470	833,654
Lennox International, Inc.	5,323	952,658
Ply Gem Holdings, Inc.*	6,277	107,023
Trex Co., Inc.*	2,770	249,494

		3,802,184

Capital Markets 2.0%
Capitol Investment Corp. IV*	48,915	495,020
Double Eagle Acquisition Corp., Class A*(c)	15,456	156,106
Easterly Acquisition Corp.*	17,580	175,800
Fifth Street Finance Corp.	71,236	389,661
Golub Capital BDC, Inc.(c)	11,980	225,464
Investment Technology Group, Inc.	16,310	361,103
Ladenburg Thalmann Financial Services, Inc.	14,800	42,624
LPL Financial Holdings, Inc.	8,840	455,879
MarketAxess Holdings, Inc.	5,021	926,425
OM Asset Management plc	30,400	453,568
Oppenheimer Holdings, Inc., Class A	1,700	29,495
Pzena Investment Management, Inc., Class A	15,762	171,648
Silver Run Acquisition Corp. II, Class A*(c)	49,777	507,725
Solar Capital Ltd.	16,396	354,809
TCP Capital Corp.	27,347	450,952

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Capital Markets (continued)
TPG Specialty Lending, Inc.(c)	12,200	$255,712
TriplePoint Venture Growth BDC Corp.(c)	37,892	507,753
Virtus Investment Partners, Inc.(c)	3,000	348,150
Waddell & Reed Financial, Inc., Class A(c)	35,300	708,471

		7,016,365

Chemicals 1.4%
AdvanSix, Inc.*	6,600	262,350
Ashland Global Holdings, Inc.(c)	6,100	398,879
Ferro Corp.*	7,754	172,914
Ingevity Corp.*	13,120	819,606
Minerals Technologies, Inc.	14,855	1,049,506
OMNOVA Solutions, Inc.*	33,504	366,869
Orion Engineered Carbons SA	11,133	249,936
Trinseo SA	9,900	664,290
Valvoline, Inc.	30,207	708,354
Venator Materials plc*	9,870	223,062

		4,915,766

Commercial Services & Supplies 1.0%
ARC Document Solutions, Inc.*	23,375	95,604
Brink’s Co. (The)	10,870	915,797
CECO Environmental Corp.	54,719	462,923
Essendant, Inc.	48,188	634,635
Healthcare Services Group, Inc.	10,650	574,781
Knoll, Inc.	15,260	305,200
Quad/Graphics, Inc.	17,172	388,259
RR Donnelley & Sons Co.	10,400	107,120

		3,484,319

Communications Equipment 2.0%
ADTRAN, Inc.	82,981	1,991,544
Calix, Inc.*	73,621	371,786
Ciena Corp.*	13,500	296,595
Digi International, Inc.*	33,806	358,344
Finisar Corp.*	28,699	636,257
Harmonic, Inc.*(c)	171,405	522,785
Infinera Corp.*(c)	131,300	1,164,631
KVH Industries, Inc.*	4,931	58,925
Mitel Networks Corp.*	44,100	369,999
Viavi Solutions, Inc.*(c)	142,749	1,350,406

		7,121,272

Construction & Engineering 2.0%
Dycom Industries, Inc.*	13,661	1,173,207
Granite Construction, Inc.	17,540	1,016,443
KBR, Inc.	29,340	524,599
Layne Christensen Co.*	26,582	333,604
MasTec, Inc.*	39,400	1,828,160
MYR Group, Inc.*	25,041	729,695
Northwest Pipe Co.*	18,717	355,997
Orion Group Holdings, Inc.*	21,100	138,416
Tutor Perini Corp.*	32,561	924,732

		7,024,853

Construction Materials 0.3%
Summit Materials, Inc., Class A*	29,680	950,650

Consumer Finance 0.4%
Enova International, Inc.*	58,538	787,336
EZCORP, Inc., Class A*	17,100	162,450
SLM Corp.*	44,250	507,548

		1,457,334

Containers & Packaging 0.3%
Bemis Co., Inc.	9,400	428,358
Berry Global Group, Inc.*	11,075	627,399
Greif, Inc., Class A	2,761	161,629

		1,217,386

Distributors 0.5%
Pool Corp.	12,490	1,351,043
VOXX International Corp.*(c)	46,925	401,209

		1,752,252

Diversified Consumer Services 0.9%
American Public Education, Inc.*	6,900	145,245
Bridgepoint Education, Inc.*	22,700	217,920
Bright Horizons Family Solutions, Inc.*	14,756	1,272,114
Capella Education Co.	100	7,015
K12, Inc.*	53,801	959,810
Regis Corp.*	13,100	186,937
Sotheby’s*	9,570	441,273

		3,230,314

Diversified Financial Services 0.3%
FNFV Group*	39,736	681,473
Marlin Business Services Corp.	3,671	105,541
Voya Financial, Inc.	3,000	119,670

		906,684

Diversified Telecommunication Services 0.0%†
IDT Corp., Class B	3,400	47,872

Electric Utilities 0.7%
PNM Resources, Inc.	32,260	1,300,078
Portland General Electric Co.	23,600	1,077,104

		2,377,182

Electrical Equipment 0.8%
American Superconductor Corp.*(c)	43,045	195,424
Atkore International Group, Inc.*	49,100	957,942
AZZ, Inc.(c)	5,211	253,776
Encore Wire Corp.	5,757	257,770
Generac Holdings, Inc.*	9,053	415,804
LSI Industries, Inc.	12,535	82,856
Powell Industries, Inc.	11,989	359,550
Thermon Group Holdings, Inc.*	25,151	452,466

		2,975,588

Electronic Equipment, Instruments & Components 3.7%
Bel Fuse, Inc., Class B	16,344	509,933
Benchmark Electronics, Inc.*	29,178	996,429
Cognex Corp.	14,830	1,635,452
Coherent, Inc.*	5,560	1,307,545
Control4 Corp.*	43,474	1,280,744
Daktronics, Inc.	20,077	212,214
Electro Scientific Industries, Inc.*	18,400	256,128
Fitbit, Inc., Class A*(c)	90,400	629,184
Flex Ltd.*	9,445	156,504
Insight Enterprises, Inc.*	27,514	1,263,443
Jabil, Inc.	15,400	439,670
Knowles Corp.*(c)	39,000	595,530
Littelfuse, Inc.	5,190	1,016,617
Maxwell Technologies, Inc.*(c)	65,750	337,298
PC Connection, Inc.	7,181	202,432

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Electronic Equipment, Instruments & Components (continued)
Perceptron, Inc.*	5,200	$41,028
Radisys Corp.*(c)	43,300	59,321
Tech Data Corp.*(c)	18,600	1,652,610
TTM Technologies, Inc.*(c)	21,100	324,307
Vishay Precision Group, Inc.*	1,000	24,400

		12,940,789

Energy Equipment & Services 1.8%
Archrock, Inc.	38,907	488,283
Aspen Aerogels, Inc.*	5,300	23,055
C&J Energy Services, Inc.*(c)	18,487	554,055
Exterran Corp.*	34,473	1,089,692
Keane Group, Inc.*(c)	26,397	440,302
Key Energy Services, Inc.*(c)	18,700	246,279
Matrix Service Co.*	36,801	559,375
Parker Drilling Co.*	29,466	32,413
Patterson-UTI Energy, Inc.	30,900	647,046
ProPetro Holding Corp.*(c)	8,746	125,505
Rowan Cos. plc, Class A*	55,400	711,890
RPC, Inc.(c)	22,670	561,989
Superior Energy Services, Inc.*	24,800	264,864
Unit Corp.*	37,900	779,982

		6,524,730

Equity Real Estate Investment Trusts (REITs) 5.3%
Ashford Hospitality Trust, Inc.	107,867	719,473
Camden Property Trust	7,600	695,020
CBL & Associates Properties, Inc.	21,400	179,546
Cedar Realty Trust, Inc.	41,700	234,354
Chesapeake Lodging Trust	65,347	1,762,410
Clipper Realty, Inc.	25,400	272,034
Columbia Property Trust, Inc.	34,400	748,888
CoreSite Realty Corp.	8,500	951,150
CyrusOne, Inc.	7,280	429,010
DCT Industrial Trust, Inc.	11,435	662,315
DDR Corp.	28,900	264,724
DiamondRock Hospitality Co.	127,291	1,393,836
Douglas Emmett, Inc.	8,577	338,105
Franklin Street Properties Corp.	1,420	15,080
Getty Realty Corp.	20,410	583,930
Hersha Hospitality Trust	47,027	877,994
InfraREIT, Inc.	22,001	492,162
Mack-Cali Realty Corp.	15,200	360,392
New York REIT, Inc.	117,376	921,402
NexPoint Residential Trust, Inc.	20,059	476,000
Preferred Apartment Communities, Inc., Class A	46,836	884,264
RLJ Lodging Trust	65,493	1,440,846
Senior Housing Properties Trust	22,955	448,770
STORE Capital Corp.	22,030	547,886
Summit Hotel Properties, Inc.	44,400	709,956
Sunstone Hotel Investors, Inc.	99,558	1,599,897
Taubman Centers, Inc.	900	44,730
Xenia Hotels & Resorts, Inc.	29,614	623,375

		18,677,549

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	2,346	80,351
Ingles Markets, Inc., Class A	8,700	223,590
Natural Grocers by Vitamin Cottage, Inc.*(c)	10,600	59,148
Smart & Final Stores, Inc.*	19,000	149,150
SpartanNash Co.	12,866	339,276
Sprouts Farmers Market, Inc.*	63,499	1,191,876
SUPERVALU, Inc.*(c)	18,452	401,331

		2,444,722

Food Products 1.1%
Amplify Snack Brands, Inc.*(c)	59,274	420,253
B&G Foods, Inc.(c)	5,300	168,805
Blue Buffalo Pet Products, Inc.*(c)	23,810	675,014
Dean Foods Co.	34,200	372,096
Flowers Foods, Inc.	30,760	578,596
Hain Celestial Group, Inc. (The)*	32,257	1,327,375
Simply Good Foods Co. (The)*	41,640	487,604

		4,029,743

Gas Utilities 1.0%
Northwest Natural Gas Co.	20,531	1,322,196
ONE Gas, Inc.	15,755	1,160,198
Southwest Gas Holdings, Inc.	12,024	933,303

		3,415,697

Health Care Equipment & Supplies 3.1%
ABIOMED, Inc.*	8,763	1,477,442
Analogic Corp.	12,900	1,080,375
AngioDynamics, Inc.*	63,332	1,082,344
Cantel Medical Corp.	13,255	1,248,223
Exactech, Inc.*	5,861	193,120
ICU Medical, Inc.*	3,700	687,645
Inogen, Inc.*	6,486	616,819
Integra LifeSciences Holdings Corp.*	22,928	1,157,405
Neogen Corp.*	8,250	639,045
NuVasive, Inc.*	7,369	408,685
Penumbra, Inc.*	9,600	866,880
Quidel Corp.*	7,420	325,441
RTI Surgical, Inc.*	41,280	187,824
SeaSpine Holdings Corp.*	3,500	39,270
West Pharmaceutical Services, Inc.	5,227	503,151
Wright Medical Group NV*(c)	21,970	568,364

		11,082,033

Health Care Providers & Services 1.7%
Brookdale Senior Living, Inc.*	32,500	344,500
Diplomat Pharmacy, Inc.*	10,824	224,165
Ensign Group, Inc. (The)	24,352	550,112
HealthEquity, Inc.*	14,130	714,695
HealthSouth Corp.	18,041	836,200
Magellan Health, Inc.*	16,815	1,451,134
Owens & Minor, Inc.	5,238	152,950
Patterson Cos., Inc.	11,400	440,610
Tenet Healthcare Corp.*(c)	13,400	220,162
Tivity Health, Inc.*	11,580	472,464
WellCare Health Plans, Inc.*	4,190	719,591

		6,126,583

Health Care Technology 1.2%
Allscripts Healthcare Solutions, Inc.*	103,800	1,477,074
Cotiviti Holdings, Inc.*	13,390	481,772
Evolent Health, Inc., Class A*(c)	29,390	523,142
Medidata Solutions, Inc.*	7,430	579,986
Veeva Systems, Inc., Class A*	14,838	837,012

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Health Care Technology (continued)
Vocera Communications, Inc.*	12,590	$394,948

		4,293,934

Hotels, Restaurants & Leisure 2.2%
Biglari Holdings, Inc.*	860	286,629
Bloomin’ Brands, Inc.	18,998	334,365
Boyd Gaming Corp.	22,310	581,176
Brinker International, Inc.(c)	16,700	532,062
Caesars Entertainment Corp.*(c)	59,900	799,665
Cheesecake Factory, Inc. (The)	9,400	395,928
Choice Hotels International, Inc.(c)	11,260	719,514
Dave & Buster’s Entertainment, Inc.*	8,595	451,066
Del Frisco’s Restaurant Group, Inc.*	15,621	227,286
Dunkin’ Brands Group, Inc.	6,600	350,328
Extended Stay America, Inc.	6,279	125,580
Fiesta Restaurant Group, Inc.*	5,900	112,100
Fogo De Chao, Inc.*	5,900	73,160
ILG, Inc.	11,280	301,514
International Game Technology plc	18,700	459,085
J Alexander’s Holdings, Inc.*	2,116	24,546
Potbelly Corp.*	7,400	91,760
Red Lion Hotels Corp.*	44,088	381,361
SeaWorld Entertainment, Inc.*(c)	12,064	156,711
Vail Resorts, Inc.	6,210	1,416,625

		7,820,461

Household Durables 0.7%
iRobot Corp.*(c)	3,930	302,846
La-Z-Boy, Inc.	12,000	322,800
Libbey, Inc.	24,723	228,935
Lifetime Brands, Inc.	8,828	161,552
New Home Co., Inc. (The)*	3,100	34,596
Roku, Inc.*	14,480	384,299
TopBuild Corp.*	9,310	606,733
TRI Pointe Group, Inc.*	29,200	403,252

		2,445,013

Household Products 0.1%
Energizer Holdings, Inc.(c)	8,480	390,504

Independent Power and Renewable Electricity Producers 0.4%
Calpine Corp.*	74,789	1,103,138
Dynegy, Inc.*	37,500	367,125

		1,470,263

Insurance 4.6%
American Equity Investment Life Holding Co.	53,200	1,547,056
Argo Group International Holdings Ltd.	21,144	1,300,356
Assurant, Inc.	4,770	455,630
Assured Guaranty Ltd.	17,300	653,075
Baldwin & Lyons, Inc., Class B	100	2,255
CNO Financial Group, Inc.	81,626	1,905,151
Donegal Group, Inc., Class A	2,900	46,777
EMC Insurance Group, Inc.	11,361	319,812
Employers Holdings, Inc.	26,324	1,196,426
Federated National Holding Co.	2,900	45,269
Greenlight Capital Re Ltd., Class A*	9,277	200,847
Hallmark Financial Services, Inc.*	17,069	198,171
Hanover Insurance Group, Inc. (The)	5,400	523,422
Heritage Insurance Holdings, Inc.(c)	90,987	1,201,938
Infinity Property & Casualty Corp.	10,727	1,010,483
Kinsale Capital Group, Inc.	12,010	518,472
MBIA, Inc.*	56,462	491,219
Navigators Group, Inc. (The)	28,072	1,638,001
Primerica, Inc.(c)	6,020	490,931
Reinsurance Group of America, Inc.	10,003	1,395,719
Stewart Information Services Corp.	29,331	1,107,539

		16,248,549

Internet & Direct Marketing Retail 0.3%
Groupon, Inc.*	14,377	74,760
Lands’ End, Inc.*	9,900	130,680
Nutrisystem, Inc.	13,780	770,302

		975,742

Internet Software & Services 2.7%
2U, Inc.*	20,040	1,123,042
Autobytel, Inc.*	14,100	97,149
Bazaarvoice, Inc.*	135,798	672,200
Cision Ltd.*(c)	73,254	953,767
DHI Group, Inc.*	80,723	209,880
Envestnet, Inc.*	10,280	524,280
GrubHub, Inc.*(c)	7,890	415,487
j2 Global, Inc.(c)	10,041	741,829
Liquidity Services, Inc.*	40,950	241,605
LogMeIn, Inc.	8,430	927,722
Marchex, Inc., Class B*	9,107	28,141
New Relic, Inc.*	10,680	531,864
Okta, Inc.*	4,190	118,200
Pandora Media, Inc.*(c)	43,323	333,587
Q2 Holdings, Inc.*	29,780	1,240,336
QuinStreet, Inc.*	53,491	393,159
Trade Desk, Inc. (The), Class A*	7,710	474,242
Web.com Group, Inc.*	19,499	487,475
XO Group, Inc.*	1,000	19,670

		9,533,635

IT Services 0.6%
Conduent, Inc.*	49,740	779,426
Convergys Corp.	13,876	359,250
CoreLogic, Inc.*	9,340	431,695
Euronet Worldwide, Inc.*	6,870	651,207

		2,221,578

Leisure Products 0.4%
American Outdoor Brands Corp.*(c)	31,400	478,850
Clarus Corp.*	42,098	315,735
Sturm Ruger & Co., Inc.(c)	11,393	589,018

		1,383,603

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.*(c)	9,540	214,173
Luminex Corp.	14,214	288,971
PRA Health Sciences, Inc.*	16,420	1,250,711

		1,753,855

Machinery 3.5%
AGCO Corp.	7,300	538,521
American Railcar Industries, Inc.	2,734	105,532
Commercial Vehicle Group, Inc.*	43,873	322,467
DMC Global, Inc.	19,721	333,285
Flowserve Corp.(c)	13,600	579,224
FreightCar America, Inc.	22,202	434,271
Global Brass & Copper Holdings, Inc.	2,923	98,797
Graham Corp.	4,415	91,964
Hyster-Yale Materials Handling, Inc.	25,819	1,973,605

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Machinery (continued)
ITT, Inc.	4,100	$181,507
John Bean Technologies Corp.(c)	12,760	1,290,036
Kennametal, Inc.	4,280	172,655
LB Foster Co., Class A*	12,202	277,596
Lincoln Electric Holdings, Inc.	11,120	1,019,482
Manitex International, Inc.*	3,920	35,202
Manitowoc Co., Inc. (The)*	74,940	674,460
Milacron Holdings Corp.*	33,361	562,466
Miller Industries, Inc.	8,600	240,370
Navistar International Corp.*	22,700	1,000,389
RBC Bearings, Inc.*	11,200	1,401,680
Rexnord Corp.*	8,777	223,024
Spartan Motors, Inc.	329	3,635
Titan International, Inc.	26,300	266,945
Trinity Industries, Inc.	17,300	551,870

		12,378,983

Marine 0.1%
Matson, Inc.	11,906	335,511

Media 1.3%
Entravision Communications Corp., Class A	35,544	202,601
Gray Television, Inc.*	29,400	461,580
Live Nation Entertainment, Inc.*	7,569	329,630
Madison Square Garden Co. (The), Class A*	1,090	233,369
Meredith Corp.(c)	2,700	149,850
MSG Networks, Inc., Class A*	8,100	171,720
Scholastic Corp.(c)	27,875	1,036,950
Time, Inc.	133,137	1,797,349
Townsquare Media, Inc., Class A*	8,860	88,600
tronc, Inc.*	9,900	143,847

		4,615,496

Metals & Mining 1.0%
Ampco-Pittsburgh Corp.	8,736	152,006
Carpenter Technology Corp.(c)	26,450	1,270,394
Materion Corp.	1,800	77,670
Olympic Steel, Inc.	55,070	1,211,540
Ryerson Holding Corp.*	20,600	223,510
TimkenSteel Corp.*	33,256	548,724
Universal Stainless & Alloy Products, Inc.*	3,811	79,459
Warrior Met Coal, Inc.	5,300	124,921

		3,688,224

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Cherry Hill Mortgage Investment Corp.	22,600	409,060
Redwood Trust, Inc.	17,815	290,206

		699,266

Multiline Retail 0.4%
Dillard’s, Inc., Class A(c)	6,000	336,420
Fred’s, Inc., Class A(c)	43,032	277,126
Ollie’s Bargain Outlet Holdings, Inc.*	20,710	960,944

		1,574,490

Oil, Gas & Consumable Fuels 1.9%
Arch Coal, Inc., Class A(c)	12,600	903,925
Bonanza Creek Energy, Inc.*	4,175	137,733
Callon Petroleum Co.*(c)	39,846	447,869
Chaparral Energy, Inc., Class A*	20,357	466,175
Dorian LPG Ltd.*	3,300	22,506
Energen Corp.*	10,515	574,960
Gener8 Maritime, Inc.*	94,949	428,220
Hallador Energy Co.	7,800	44,616
Oasis Petroleum, Inc.*	9,300	84,816
Overseas Shipholding Group, Inc., Class A*	103,087	271,119
Range Resources Corp.	20,600	403,142
Renewable Energy Group, Inc.*(c)	52,956	643,415
SilverBow Resources, Inc.*(c)	1,400	34,370
Southwestern Energy Co.*	74,700	456,417
SRC Energy, Inc.*	26,200	253,354
Ultra Petroleum Corp.*	68,800	596,496
WildHorse Resource Development Corp.*(c)	18,900	251,748
World Fuel Services Corp.	9,836	333,539
WPX Energy, Inc.*	40,660	467,590

		6,822,010

Paper & Forest Products 0.3%
Boise Cascade Co.*	5,000	174,500
Clearwater Paper Corp.*	9,100	448,175
PH Glatfelter Co.	18,300	355,935
Resolute Forest Products, Inc.*	49,262	248,773

		1,227,383

Personal Products 0.2%
Edgewell Personal Care Co.*	7,780	566,151

Pharmaceuticals 0.9%
Aerie Pharmaceuticals, Inc.*(c)	6,120	297,432
Cempra, Inc.*	23,230	75,498
Impax Laboratories, Inc.*	36,074	732,302
Intra-Cellular Therapies, Inc.*	4,600	72,588
Juniper Pharmaceuticals, Inc.*	1,000	4,550
Mallinckrodt plc*	13,000	485,810
Nektar Therapeutics*	19,620	470,880
Sucampo Pharmaceuticals, Inc., Class A*	18,400	217,120
Supernus Pharmaceuticals, Inc.*	14,200	568,000
Tetraphase Pharmaceuticals, Inc.*	15,000	102,600

		3,026,780

Professional Services 1.3%
CRA International, Inc.	9,829	403,480
Dun & Bradstreet Corp. (The)	2,170	252,610
Heidrick & Struggles International, Inc.	11,212	237,134
ICF International, Inc.*	11,339	611,739
Kelly Services, Inc., Class A	45,211	1,134,344
ManpowerGroup, Inc.	5,398	635,992
Navigant Consulting, Inc.*	23,500	397,620
RPX Corp.*	30,095	399,662
TrueBlue, Inc.*	30,024	674,039

		4,746,620

Real Estate Management & Development 0.2%
Kennedy-Wilson Holdings, Inc.(c)	39,800	738,290

Road & Rail 0.6%
ArcBest Corp.	22,500	752,625
Heartland Express, Inc.	9,270	232,492
PAM Transportation Services, Inc.*	13,100	313,483
Schneider National, Inc., Class B	24,904	630,071
Werner Enterprises, Inc.	1,200	43,860

		1,972,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment 3.1%
Alpha & Omega Semiconductor Ltd.*	14,471	$238,627
Amtech Systems, Inc.*	7,700	92,246
Cohu, Inc.	53,862	1,284,070
DSP Group, Inc.*	16,445	213,785
Entegris, Inc.*	43,070	1,242,570
FormFactor, Inc.*	20,520	345,762
MACOM Technology Solutions Holdings, Inc.*(c)	6,800	303,348
MaxLinear, Inc.*	33,500	795,625
MKS Instruments, Inc.	14,380	1,358,190
Monolithic Power Systems, Inc.	19,191	2,044,800
NeoPhotonics Corp.*(c)	10,800	60,048
Power Integrations, Inc.	8,430	617,076
Rambus, Inc.*	16,940	226,149
Semtech Corp.*	15,450	580,148
Sigma Designs, Inc.*	94,532	595,552
Silicon Laboratories, Inc.*	9,590	766,241
Xperi Corp.	12,096	306,029

		11,070,266

Software 3.5%
Agilysys, Inc.*	1,157	13,826
Blackline, Inc.*(c)	15,350	523,742
FireEye, Inc.*(c)	25,298	424,247
Glu Mobile, Inc.*(c)	84,651	318,288
Guidewire Software, Inc.*	10,810	841,667
HubSpot, Inc.*	13,400	1,126,270
Paycom Software, Inc.*(c)	10,040	752,598
Pegasystems, Inc.(c)	15,480	892,422
Proofpoint, Inc.*(c)	12,437	1,084,755
PTC, Inc.*	17,620	991,654
QAD, Inc., Class A	6,100	209,535
RealPage, Inc.*(c)	10,650	424,935
RingCentral, Inc., Class A*	22,360	933,530
Rosetta Stone, Inc.*	18,510	188,987
Rubicon Project, Inc. (The)*	55,200	214,728
Seachange International, Inc.*	54,290	148,755
Synchronoss Technologies, Inc.*	24,800	231,384
Take-Two Interactive Software, Inc.*	19,480	1,991,440
Telenav, Inc.*	23,267	147,745
Tyler Technologies, Inc.*	4,359	759,861
Zynga, Inc., Class A*	62,515	236,307

		12,456,676

Specialty Retail 3.6%
Aaron’s, Inc.	31,069	1,355,541
American Eagle Outfitters, Inc.	40,700	582,010
Barnes & Noble, Inc.	25,000	190,000
Bed Bath & Beyond, Inc.	12,006	281,781
Buckle, Inc. (The)(c)	10,500	176,925
Build-A-Bear Workshop, Inc.*	12,410	113,552
Burlington Stores, Inc.*	7,829	747,356
Cato Corp. (The), Class A	4,300	56,889
Children’s Place, Inc. (The)	4,600	543,490
Citi Trends, Inc.	21,140	420,052
Conn’s, Inc.*(c)	9,200	258,980
Express, Inc.*	43,900	296,764
Floor & Decor Holdings, Inc., Class A*	5,870	228,519
Foot Locker, Inc.	13,100	461,382
Genesco, Inc.*(c)	39,297	1,045,300
Group 1 Automotive, Inc.(c)	7,331	531,204
Hibbett Sports, Inc.*	11,160	159,030
J. Jill, Inc.*(c)	38,700	421,443
Kirkland’s, Inc.*	12,094	138,234
New York & Co., Inc.*	61,250	127,400
Party City Holdco, Inc.*(c)	72,433	981,467
Pier 1 Imports, Inc.	60,868	255,037
Rent-A-Center, Inc.(c)	117,447	1,348,292
Sally Beauty Holdings, Inc.*	15,011	293,915
Shoe Carnival, Inc.	15,400	344,652
Tailored Brands, Inc.(c)	30,200	436,088
Tilly’s, Inc., Class A	36,862	441,975
Zumiez, Inc.*	26,351	476,953

		12,714,231

Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc.*	121,170	550,112
Cray, Inc.*	22,000	427,900
NCR Corp.*	11,926	447,464
Quantum Corp.*(c)	72,487	443,620
Stratasys Ltd.*	42,600	984,912
Super Micro Computer, Inc.*	10,274	227,055

		3,081,063

Textiles, Apparel & Luxury Goods 0.6%
Crocs, Inc.*	15,200	147,440
Delta Apparel, Inc.*	1,700	36,567
Fossil Group, Inc.*(c)	30,308	282,774
Lakeland Industries, Inc.*(c)	8,191	115,493
Perry Ellis International, Inc.*	50,716	1,199,940
Rocky Brands, Inc.	7,100	95,140
Vera Bradley, Inc.*	12,800	112,768

		1,990,122

Thrifts & Mortgage Finance 2.4%
Astoria Financial Corp.	10,800	232,200
BankFinancial Corp.	4,200	66,738
Beneficial Bancorp, Inc.	9,754	161,916
Clifton Bancorp, Inc.	19,214	321,258
Dime Community Bancshares, Inc.	7,673	164,970
Essent Group Ltd.*	17,660	715,230
First Defiance Financial Corp.	4,870	255,626
Flagstar Bancorp, Inc.*	42,532	1,509,036
Home Bancorp, Inc.	1,000	41,820
Meridian Bancorp, Inc.	19,800	369,270
Meta Financial Group, Inc.	2,865	224,616
NMI Holdings, Inc., Class A*	36,578	453,567
OceanFirst Financial Corp.	11,268	309,757
PCSB Financial Corp.*	26,877	506,900
Provident Financial Services, Inc.	16,965	452,457
Radian Group, Inc.	51,760	967,394
Riverview Bancorp, Inc.	5,600	47,040
TrustCo Bank Corp.	75,989	676,302
Washington Federal, Inc.	29,936	1,007,347
WSFS Financial Corp.	2,964	144,495

		8,627,939

Trading Companies & Distributors 1.8%
Aircastle Ltd.	12,644	281,835
BMC Stock Holdings, Inc.*	3,000	64,050
CAI International, Inc.*	3,200	97,024
DXP Enterprises, Inc.*	9,622	302,997
Foundation Building Materials, Inc.*	36,677	518,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc.*(c)	3,548	$174,313
Houston Wire & Cable Co.*	18,597	97,634
Lawson Products, Inc.*	444	11,189
MRC Global, Inc.*	22,700	397,023
NOW, Inc.*	13,500	186,435
Rush Enterprises, Inc., Class A*	29,379	1,359,954
SiteOne Landscape Supply, Inc.*	25,310	1,470,511
Textainer Group Holdings Ltd.*(c)	30,823	528,614
Titan Machinery, Inc.*	19,577	304,031
Veritiv Corp.*	11,160	362,700
WESCO International, Inc.*	3,500	203,875

		6,360,798

Wireless Telecommunication Services 0.1%
United States Cellular Corp.*	11,568	409,507

		329,607,735

Total Common Stocks (cost $293,212,061)		337,467,308

Preferred Stocks 0.0%†

	Shares	Value
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1*(a)(b)	19,276	0
Mode Media Corp., Escrow, Series M-1*(a)(b)	2,754	0

Total Preferred Stocks (cost $109,333)		0

Corporate Bonds 0.0%†

	Principal Amount	Value
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/02/2014(a)(b)	$42,256	0
Mode Media Corp., Note Escrow, 9.00%, 12/02/2014(a)(b)	1,544	0

Total Corporate Bonds (cost $43,259)		0

Rights 0.0%†

	Number of Rights	Value
UNITED STATES 0.0%†
Biotechnology 0.0%†
Dyax Corp., CVR*(a)(b)	13,694	20,541

IT Services 0.0%†
BancTec, Inc., CVR*(a)(b)	36,134	0

Total Rights (cost $—)		20,541

Exchange Traded Fund 0.6%

	Shares	Value
UNITED STATES 0.6%
iShares Russell 2000 Value Fund(c)	17,353	2,153,854

Total Exchange Traded Fund (cost $1,655,604)		2,153,854

Repurchase Agreements 6.4%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $5,000,429, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $5,100,000.(d)	$5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $3,630,705, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $3,702,989.(d)	3,630,381	3,630,381
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $9,000,803, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $9,180,832.(d)	9,000,000	9,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $5,001,021, collateralized by U.S. Government Treasury Securities, 1. 63%, maturing 05/31/2023 - 02/15/2026; total market value $5,100,020.(d)	5,000,000	5,000,000

Total Repurchase Agreements (cost $22,630,381)		22,630,381

Total Investments (cost $317,650,638) — 102.4%		362,272,084
Liabilities in excess of other assets — (2.4)%		(8,469,300)

NET ASSETS — 100.0%		$353,802,784

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

*	Denotes a non-income producing security.
(a)	Illiquid security.
(b)	Value determined using significant unobservable inputs.
(c)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $36,372,607, which was collateralized by cash used to purchase repurchase agreement with a total value of $22,630,381 and by $14,792,641 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $37,423,022.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $22,630,381.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$11,776,149	$—	$—	$11,776,149
Air Freight & Logistics	6,592,734	—	—	6,592,734
Airlines	1,632,096	—	—	1,632,096
Auto Components	5,628,777	—	—	5,628,777
Banks	37,568,582	—	—	37,568,582
Biotechnology	6,160,810	—	—	6,160,810
Building Products	3,802,184	—	—	3,802,184
Capital Markets	7,016,365	—	—	7,016,365
Chemicals	4,915,766	—	—	4,915,766
Commercial Services & Supplies	3,484,319	—	—	3,484,319
Communications Equipment	7,121,272	—	—	7,121,272
Construction & Engineering	7,024,853	—	—	7,024,853
Construction Materials	950,650	—	—	950,650
Consumer Finance	1,457,334	—	—	1,457,334
Containers & Packaging	1,217,386	—	—	1,217,386
Distributors	1,752,252	—	—	1,752,252

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Consumer Services	$3,230,314	$—	$—	$3,230,314
Diversified Financial Services	906,684	—	—	906,684
Diversified Telecommunication Services	47,872	—	—	47,872
Electric Utilities	2,377,182	—	—	2,377,182
Electrical Equipment	2,975,588	—	—	2,975,588
Electronic Equipment, Instruments & Components	14,473,325	—	—	14,473,325
Energy Equipment & Services	6,850,781	—	—	6,850,781
Equity Real Estate Investment Trusts (REITs)	18,677,549	—	—	18,677,549
Food & Staples Retailing	2,444,722	—	—	2,444,722
Food Products	4,535,105	—	—	4,535,105
Gas Utilities	3,415,697	—	—	3,415,697
Health Care Equipment & Supplies	11,082,033	—	—	11,082,033
Health Care Providers & Services	6,405,320	—	—	6,405,320
Health Care Technology	4,293,934	—	—	4,293,934
Hotels, Restaurants & Leisure	7,820,461	—	—	7,820,461
Household Durables	2,445,013	—	—	2,445,013
Household Products	390,504	—	—	390,504
Independent Power and Renewable Electricity Producers	1,470,263	—	—	1,470,263
Insurance	16,248,549	—	—	16,248,549
Internet & Direct Marketing Retail	975,742	—	—	975,742
Internet Software & Services	10,748,210	—	—	10,748,210
IT Services	2,221,578	—	—	2,221,578
Leisure Products	1,383,603	—	—	1,383,603
Life Sciences Tools & Services	1,753,855	—	—	1,753,855
Machinery	12,378,983	—	—	12,378,983
Marine	869,516	—	—	869,516
Media	4,913,884	—	—	4,913,884
Metals & Mining	4,455,567	—	—	4,455,567
Mortgage Real Estate Investment Trusts (REITs)	699,266	—	—	699,266
Multiline Retail	1,574,490	—	—	1,574,490
Oil, Gas & Consumable Fuels	7,110,214	—	—	7,110,214
Paper & Forest Products	1,227,383	—	—	1,227,383
Personal Products	566,151	—	—	566,151
Pharmaceuticals	3,026,780	—	—	3,026,780
Professional Services	4,746,620	—	—	4,746,620
Real Estate Management & Development	738,290	—	—	738,290
Road & Rail	2,165,839	—	—	2,165,839
Semiconductors & Semiconductor Equipment	11,657,673	—	—	11,657,673
Software	12,532,074	—	—	12,532,074
Specialty Retail	12,714,231	—	—	12,714,231
Technology Hardware, Storage & Peripherals	3,081,063	—	—	3,081,063
Textiles, Apparel & Luxury Goods	2,086,296	—	—	2,086,296
Thrifts & Mortgage Finance	8,627,939	—	—	8,627,939
Trading Companies & Distributors	6,548,689	—	—	6,548,689
Water Utilities	61,440	—	—	61,440
Wireless Telecommunication Services	409,507	—	—	409,507

Total Common Stocks	$337,467,308	$—	$—	$337,467,308

Corporate Bonds	$—	$—	$—	$—
Exchange Traded Fund	2,153,854	—	—	2,153,854
Preferred Stocks	—	—	—	—
Repurchase Agreements	—	22,630,381	—	22,630,381
Rights	—	—	20,541	20,541

Total	$339,621,162	$22,630,381	$20,541	$362,272,084

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2017, the Fund held two common stocks, two corporate bonds, two preferred stocks and one rights investments that were categorized as Level 3 investments and which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Multi-Manager Small Company Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Rights	Total
Balance as of 12/31/2016	$—	$—	$—	$17,118	$17,118
Accrued Accretion/(Amortization)	—	—	—	—	—
Realized Gain/(Loss)	—	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—	3,423	3,423
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Transfers Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—

Balance as of 09/30/2017	$—	$—	$—	$20,541	$20,541

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/2017	$—	$—	$—	$3,423	$3,423

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.4%

	Shares	Value
Aerospace & Defense 3.2%
General Dynamics Corp.	93,223	$19,164,784
Northrop Grumman Corp.	17,766	5,111,634

		24,276,418

Airlines 0.7%
Copa Holdings SA, Class A	25,145	3,131,307
Delta Air Lines, Inc.	49,715	2,397,257

		5,528,564

Auto Components 1.5%
Delphi Automotive plc	115,970	11,411,448

Banks 6.0%
Citigroup, Inc.	34,452	2,506,038
FNB Corp.	177,465	2,489,834
Huntington Bancshares, Inc.	553,855	7,731,816
JPMorgan Chase & Co.	121,326	11,587,846
KeyCorp	676,195	12,725,990
Wells Fargo & Co.	144,806	7,986,051

		45,027,575

Beverages 2.2%
PepsiCo, Inc.	148,439	16,540,558

Biotechnology 2.5%
Celgene Corp.*	27,126	3,955,513
Gilead Sciences, Inc.	100,486	8,141,376
Incyte Corp.*	18,710	2,184,205
Vertex Pharmaceuticals, Inc.*	27,335	4,156,014

		18,437,108

Building Products 0.8%
Masco Corp.	160,140	6,247,061

Capital Markets 2.5%
Ameriprise Financial, Inc.	29,777	4,422,182
Lazard Ltd., Class A	62,020	2,804,544
LPL Financial Holdings, Inc.	47,705	2,460,147
MarketAxess Holdings, Inc.	18,026	3,325,977
MSCI, Inc.	29,725	3,474,853
State Street Corp.	24,999	2,388,405

		18,876,108

Chemicals 1.6%
Albemarle Corp.	36,950	5,036,655
Chemours Co. (The)	66,250	3,352,912
WR Grace & Co.	51,968	3,749,491

		12,139,058

Commercial Services & Supplies 0.3%
Waste Management, Inc.	29,696	2,324,306

Communications Equipment 1.8%
Cisco Systems, Inc.	401,940	13,517,242

Consumer Finance 0.9%
Discover Financial Services	110,177	7,104,213

Containers & Packaging 0.7%
Berry Global Group, Inc.*	92,042	5,214,179

Distributors 0.3%
Pool Corp.	21,351	2,309,538

Diversified Consumer Services 0.5%
Service Corp. International(a)	101,806	3,512,307

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B*	35,760	6,555,523
Voya Financial, Inc.	91,517	3,650,613

		10,206,136

Electric Utilities 0.9%
American Electric Power Co., Inc.	95,944	6,739,107

Electrical Equipment 0.4%
Eaton Corp. plc(a)	43,481	3,338,906

Electronic Equipment, Instruments & Components 1.0%
CDW Corp.	67,520	4,456,320
Trimble, Inc.*	81,860	3,213,005

		7,669,325

Energy Equipment & Services 1.0%
Schlumberger Ltd.	104,830	7,312,941

Equity Real Estate Investment Trusts (REITs) 4.2%
Colony NorthStar, Inc., Class A	269,775	3,388,374
Forest City Realty Trust, Inc., Class A	121,344	3,095,485
Mid-America Apartment Communities, Inc.	55,518	5,933,764
Prologis, Inc.	152,389	9,670,606
Regency Centers Corp.	75,510	4,684,640
SBA Communications Corp.*	16,545	2,383,307
Sun Communities, Inc.	24,945	2,137,288

		31,293,464

Food & Staples Retailing 0.7%
US Foods Holding Corp.*	190,975	5,099,033

Food Products 0.9%
Mondelez International, Inc., Class A	95,727	3,892,260
Tyson Foods, Inc., Class A	35,690	2,514,360

		6,406,620

Gas Utilities 0.3%
Atmos Energy Corp.	27,454	2,301,743

Health Care Equipment & Supplies 3.8%
Abbott Laboratories	312,476	16,673,720
Baxter International, Inc.	186,443	11,699,298

		28,373,018

Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	67,338	13,188,147

Hotels, Restaurants & Leisure 0.9%
Aramark(a)	51,140	2,076,796
Royal Caribbean Cruises Ltd.	40,854	4,842,833

		6,919,629

Household Durables 0.7%
Mohawk Industries, Inc.*	22,388	5,541,254

Household Products 1.3%
Procter & Gamble Co. (The)	104,643	9,520,420

Industrial Conglomerates 0.6%
General Electric Co.	196,028	4,739,957

Insurance 2.9%
Allstate Corp. (The)	78,914	7,252,986
Axis Capital Holdings Ltd.	38,424	2,202,079
Chubb Ltd.	55,614	7,927,776
FNF Group	89,980	4,270,451

		21,653,292

Internet & Direct Marketing Retail 2.7%
Amazon.com, Inc.*	14,526	13,964,570
Netflix, Inc.*	17,279	3,133,547
Priceline Group, Inc. (The)*	1,752	3,207,596

		20,305,713

Internet Software & Services 5.5%
Alphabet, Inc., Class A*	9,933	9,671,961
Alphabet, Inc., Class C*	8,821	8,460,309
Facebook, Inc., Class A*	105,041	17,948,356
IAC/InterActiveCorp*	42,643	5,013,964

		41,094,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Value
IT Services 0.8%
Amdocs Ltd.	32,709	$2,103,843
Fidelity National Information Services, Inc.	43,310	4,044,721

		6,148,564

Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc.	132,155	8,484,351
Thermo Fisher Scientific, Inc.	44,595	8,437,374

		16,921,725

Machinery 1.5%
Ingersoll-Rand plc	69,490	6,196,423
Pentair plc	72,950	4,957,682

		11,154,105

Media 3.5%
Comcast Corp., Class A	318,100	12,240,488
Walt Disney Co. (The)	141,511	13,948,739

		26,189,227

Metals & Mining 0.5%
Alcoa Corp.*	73,255	3,415,148

Oil, Gas & Consumable Fuels 6.4%
Anadarko Petroleum Corp.	171,357	8,370,790
Andeavor	76,135	7,853,325
Chevron Corp.	127,670	15,001,225
ConocoPhillips	116,845	5,848,092
Exxon Mobil Corp.	46,128	3,781,573
Kinder Morgan, Inc.	200,370	3,843,097
Marathon Oil Corp.(a)	230,780	3,129,377

		47,827,479

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	26,000	2,803,840

Pharmaceuticals 5.6%
Johnson & Johnson	149,969	19,497,470
Merck & Co., Inc.	199,299	12,761,115
Pfizer, Inc.	137,433	4,906,358
Zoetis, Inc.	74,982	4,780,852

		41,945,795

Road & Rail 2.4%
Norfolk Southern Corp.	59,740	7,900,018
Union Pacific Corp.	86,855	10,072,574

		17,972,592

Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc.	136,153	7,092,210
Broadcom Ltd.	10,855	2,632,772
Marvell Technology Group Ltd.	173,435	3,104,486

		12,829,468

Software 5.6%
Adobe Systems, Inc.*	81,225	12,117,146
Atlassian Corp. plc, Class A*	79,586	2,797,448
Microsoft Corp.	332,471	24,765,765
Oracle Corp.	53,444	2,584,017

		42,264,376

Specialty Retail 3.5%
Home Depot, Inc. (The)	83,670	13,685,065
Lowe’s Cos., Inc.	156,781	12,533,073

		26,218,138

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	215,429	33,201,918

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	89,680	3,612,310

Tobacco 2.5%
Altria Group, Inc.	186,443	11,824,215
Philip Morris International, Inc.	62,378	6,924,582

		18,748,797

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	82,271	2,294,538

Total Investments (cost $593,685,840) — 98.4%		737,716,998
Other assets in excess of liabilities — 1.6%		11,657,804

NET ASSETS — 100.0%		$749,374,802

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $4,789,328, which was collateralized by $4,882,596 in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 10/05/2017 - 11/15/2046.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Nationwide Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	95	12/2017	USD	11,951,475	111,468

					111,468

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Nationwide Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$111,468

Total		$111,468

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Real Estate Fund

Common Stocks 99.1%

	Shares	Value
Equity Real Estate Investment Trusts (REITs) 91.4%
Acadia Realty Trust	167,616	$4,797,170
Alexandria Real Estate Equities, Inc.	88,085	10,479,472
American Tower Corp.	75,978	10,384,673
Apartment Investment & Management Co., Class A	204,506	8,969,633
AvalonBay Communities, Inc.	95,733	17,080,682
Boston Properties, Inc.	83,983	10,319,831
CoreSite Realty Corp.	49,674	5,558,521
Corporate Office Properties Trust	234,936	7,712,949
Cousins Properties, Inc.	306,493	2,862,645
DDR Corp.	205,043	1,878,194
Douglas Emmett, Inc.	221,660	8,737,837
Empire State Realty Trust, Inc., Class A	278,596	5,722,362
Equinix, Inc.	17,850	7,966,455
Equity LifeStyle Properties, Inc.	80,106	6,815,418
Essex Property Trust, Inc.	36,936	9,382,852
Extra Space Storage, Inc.	72,793	5,817,617
Forest City Realty Trust, Inc., Class A	222,922	5,686,740
GGP, Inc.	244,436	5,076,936
HCP, Inc.	425,497	11,841,582
Healthcare Trust of America, Inc., Class A	117,113	3,489,967
Highwoods Properties, Inc.	88,727	4,621,789
Invitation Homes, Inc.	316,036	7,158,215
LaSalle Hotel Properties	144,728	4,200,007
MGM Growth Properties LLC, Class A	93,724	2,831,402
Prologis, Inc.	235,118	14,920,588
PS Business Parks, Inc.	48,282	6,445,647
Public Storage	77,097	16,497,987
Regency Centers Corp.	163,214	10,125,797
Rexford Industrial Realty, Inc.	287,848	8,238,210
Safety Income and Growth, Inc.	142,901	2,663,675
Simon Property Group, Inc.	121,818	19,613,916
Sun Communities, Inc.	63,562	5,445,992
Universal Health Realty Income Trust	36,141	2,728,284

		256,073,045

Health Care Providers & Services 0.9%
Brookdale Senior Living, Inc.*	240,590	2,550,254

Hotels, Restaurants & Leisure 5.8%
Extended Stay America, Inc.	209,865	4,197,300
Hilton Worldwide Holdings, Inc.	92,577	6,429,472
Vail Resorts, Inc.	24,357	5,556,319

		16,183,091

Real Estate Management & Development 1.0%
Kennedy-Wilson Holdings, Inc.	150,485	2,791,497

Total Investments (cost $277,910,441) — 99.1%		277,597,887
Other assets in excess of liabilities — 0.9%		2,583,159

NET ASSETS — 100.0%		$280,181,046

*	Denotes a non-income producing security.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2017, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 97.5%

	Shares	Value
Aerospace & Defense 2.4%
Arconic, Inc.(a)	59,051	$1,469,189
Boeing Co. (The)	84,538	21,490,405
General Dynamics Corp.	42,374	8,711,247
L3 Technologies, Inc.	11,867	2,236,099
Lockheed Martin Corp.	38,122	11,828,875
Northrop Grumman Corp.	26,497	7,623,717
Raytheon Co.	44,162	8,239,746
Rockwell Collins, Inc.	24,721	3,231,282
Textron, Inc.	40,277	2,170,125
TransDigm Group, Inc.(a)	7,345	1,877,749
United Technologies Corp.	113,027	13,120,174

		81,998,608

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	21,351	1,624,811
Expeditors International of Washington, Inc.	27,500	1,646,150
FedEx Corp.	37,551	8,470,754
United Parcel Service, Inc., Class B	104,797	12,585,072

		24,326,787

Airlines 0.5%
Alaska Air Group, Inc.(a)	18,795	1,433,495
American Airlines Group, Inc.	65,948	3,131,870
Delta Air Lines, Inc.	101,349	4,887,049
Southwest Airlines Co.	83,787	4,690,396
United Continental Holdings, Inc.*	39,345	2,395,324

		16,538,134

Auto Components 0.2%
BorgWarner, Inc.(a)	30,187	1,546,480
Delphi Automotive plc	40,601	3,995,138
Goodyear Tire & Rubber Co. (The)(a)	38,306	1,273,675

		6,815,293

Automobiles 0.5%
Ford Motor Co.	595,085	7,123,167
General Motors Co.	199,545	8,057,627
Harley-Davidson, Inc.(a)	25,956	1,251,339

		16,432,133

Banks 6.3%
Bank of America Corp.	1,492,918	37,830,542
BB&T Corp.	122,953	5,771,414
Citigroup, Inc.	414,546	30,154,076
Citizens Financial Group, Inc.	76,178	2,884,861
Comerica, Inc.	26,765	2,041,099
Fifth Third Bancorp(a)	112,094	3,136,390
Huntington Bancshares, Inc.	165,848	2,315,238
JPMorgan Chase & Co.	535,416	51,137,582
KeyCorp	165,472	3,114,183
M&T Bank Corp.	23,117	3,722,762
People’s United Financial, Inc.(a)	52,119	945,439
PNC Financial Services Group, Inc. (The)	72,913	9,826,485
Regions Financial Corp.	181,833	2,769,316
SunTrust Banks, Inc.	73,023	4,364,585
US Bancorp	241,789	12,957,472
Wells Fargo & Co.	679,745	37,487,937
Zions Bancorporation	30,544	1,441,066

		211,900,447

Beverages 1.9%
Brown-Forman Corp., Class B	29,795	1,617,868
Coca-Cola Co. (The)	584,076	26,289,261
Constellation Brands, Inc., Class A	26,155	5,216,615
Dr Pepper Snapple Group, Inc.	27,650	2,446,195
Molson Coors Brewing Co., Class B	28,101	2,294,166
Monster Beverage Corp.*	63,231	3,493,513
PepsiCo, Inc.	217,349	24,219,199

		65,576,817

Biotechnology 3.1%
AbbVie, Inc.	242,544	21,552,460
Alexion Pharmaceuticals, Inc.*	33,958	4,763,968
Amgen, Inc.	111,021	20,699,865
Biogen, Inc.*	32,170	10,073,070
Celgene Corp.*	119,036	17,357,830
Gilead Sciences, Inc.	198,699	16,098,593
Incyte Corp.*	25,978	3,032,672
Regeneron Pharmaceuticals, Inc.*(a)	11,689	5,226,386
Vertex Pharmaceuticals, Inc.*	38,360	5,832,254

		104,637,098

Building Products 0.4%
Allegion plc	14,452	1,249,664
AO Smith Corp.(a)	22,278	1,323,982
Fortune Brands Home & Security, Inc.	23,312	1,567,266
Johnson Controls International plc(a)	141,866	5,715,781
Masco Corp.	48,475	1,891,010

		11,747,703

Capital Markets 2.9%
Affiliated Managers Group, Inc.	8,514	1,616,213
Ameriprise Financial, Inc.	22,814	3,388,107
Bank of New York Mellon Corp. (The)	157,196	8,334,532
BlackRock, Inc.	18,860	8,432,117
CBOE Holdings, Inc.	17,159	1,846,823
Charles Schwab Corp. (The)	181,337	7,931,680
CME Group, Inc.	51,718	7,017,098
E*TRADE Financial Corp.*	41,850	1,825,079
Franklin Resources, Inc.	50,065	2,228,393
Goldman Sachs Group, Inc. (The)	54,743	12,984,492
Intercontinental Exchange, Inc.	89,540	6,151,398
Invesco Ltd.	62,436	2,187,758
Moody’s Corp.	25,283	3,519,646
Morgan Stanley	215,168	10,364,643
Nasdaq, Inc.	17,758	1,377,488
Northern Trust Corp.	32,679	3,004,181
Raymond James Financial, Inc.	19,525	1,646,543
S&P Global, Inc.	39,103	6,112,190
State Street Corp.	56,898	5,436,035
T. Rowe Price Group, Inc.	36,571	3,315,161

		98,719,577

Chemicals 2.2%
Air Products & Chemicals, Inc.	33,163	5,014,909
Albemarle Corp.	16,809	2,291,235
CF Industries Holdings, Inc.(a)	35,066	1,232,921
DowDuPont, Inc.	355,006	24,577,065
Eastman Chemical Co.	22,044	1,994,762
Ecolab, Inc.	39,627	5,096,428
FMC Corp.	20,580	1,838,000
International Flavors & Fragrances, Inc.	12,016	1,717,207
LyondellBasell Industries NV, Class A	49,382	4,891,287
Monsanto Co.	66,844	8,009,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
Mosaic Co. (The)	52,950	$1,143,190
PPG Industries, Inc.	39,024	4,240,348
Praxair, Inc.	43,525	6,082,183
Sherwin-Williams Co. (The)	12,507	4,478,006

		72,606,789

Commercial Services & Supplies 0.3%
Cintas Corp.	12,994	1,874,774
Republic Services, Inc.	34,842	2,301,663
Stericycle, Inc.*	13,155	942,161
Waste Management, Inc.	61,596	4,821,119

		9,939,717

Communications Equipment 1.0%
Cisco Systems, Inc.	760,766	25,584,560
F5 Networks, Inc.*	9,669	1,165,695
Harris Corp.	18,222	2,399,473
Juniper Networks, Inc.	57,865	1,610,383
Motorola Solutions, Inc.	24,748	2,100,363

		32,860,474

Construction & Engineering 0.1%
Fluor Corp.(a)	21,504	905,318
Jacobs Engineering Group, Inc.	18,306	1,066,691
Quanta Services, Inc.*	23,003	859,622

		2,831,631

Construction Materials 0.1%
Martin Marietta Materials, Inc.	9,561	1,971,765
Vulcan Materials Co.	20,126	2,407,070

		4,378,835

Consumer Finance 0.7%
American Express Co.	111,634	10,098,412
Capital One Financial Corp.	73,595	6,230,553
Discover Financial Services	56,654	3,653,050
Navient Corp.	41,705	626,409
Synchrony Financial	113,751	3,531,968

		24,140,392

Containers & Packaging 0.4%
Avery Dennison Corp.	13,448	1,322,476
Ball Corp.(a)	53,525	2,210,583
International Paper Co.	62,823	3,569,603
Packaging Corp. of America(a)	14,356	1,646,346
Sealed Air Corp.	28,914	1,235,206
WestRock Co.	38,647	2,192,444

		12,176,658

Distributors 0.1%
Genuine Parts Co.	22,341	2,136,917
LKQ Corp.*	47,378	1,705,134

		3,842,051

Diversified Consumer Services 0.0%†
H&R Block, Inc.(a)	31,206	826,335

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B*	292,763	53,669,313
Leucadia National Corp.	47,790	1,206,698

		54,876,011

Diversified Telecommunication Services 2.1%
AT&T, Inc.	934,211	36,593,045
CenturyLink, Inc.(a)	83,624	1,580,493
Level 3 Communications, Inc.*	44,699	2,382,010
Verizon Communications, Inc.	620,683	30,717,602

		71,273,150

Electric Utilities 1.9%
Alliant Energy Corp.	35,276	1,466,423
American Electric Power Co., Inc.	74,834	5,256,340
Duke Energy Corp.	106,488	8,936,473
Edison International	49,573	3,825,548
Entergy Corp.	27,213	2,077,985
Eversource Energy	48,215	2,914,115
Exelon Corp.	146,079	5,502,796
FirstEnergy Corp.	67,632	2,085,095
NextEra Energy, Inc.	71,232	10,439,050
PG&E Corp.	78,027	5,312,858
Pinnacle West Capital Corp.	16,984	1,436,167
PPL Corp.	103,946	3,944,751
Southern Co. (The)	152,072	7,472,818
Xcel Energy, Inc.	77,257	3,655,801

		64,326,220

Electrical Equipment 0.5%
Acuity Brands, Inc.(a)	6,405	1,097,048
AMETEK, Inc.	35,268	2,329,099
Eaton Corp. plc	67,677	5,196,917
Emerson Electric Co.	97,380	6,119,359
Rockwell Automation, Inc.	19,530	3,480,441

		18,222,864

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	46,474	3,933,559
Corning, Inc.	137,421	4,111,636
FLIR Systems, Inc.	21,293	828,511
TE Connectivity Ltd.	53,768	4,465,970

		13,339,676

Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	65,126	2,384,914
Halliburton Co.	132,048	6,078,170
Helmerich & Payne, Inc.(a)	16,720	871,279
National Oilwell Varco, Inc.(a)	58,171	2,078,450
Schlumberger Ltd.	211,411	14,748,031
TechnipFMC plc*	66,823	1,865,698

		28,026,542

Equity Real Estate Investment Trusts (REITs) 2.9%
Alexandria Real Estate Equities, Inc.	14,292	1,700,319
American Tower Corp.	65,300	8,925,204
Apartment Investment & Management Co., Class A	24,224	1,062,465
AvalonBay Communities, Inc.	21,010	3,748,604
Boston Properties, Inc.	23,480	2,885,222
Crown Castle International Corp.	61,814	6,180,164
Digital Realty Trust, Inc.	31,133	3,683,968
Duke Realty Corp.	54,125	1,559,882
Equinix, Inc.	11,854	5,290,440
Equity Residential	55,887	3,684,630
Essex Property Trust, Inc.	10,040	2,550,461
Extra Space Storage, Inc.	19,358	1,547,091
Federal Realty Investment Trust	10,994	1,365,565
GGP, Inc.	95,281	1,978,986
HCP, Inc.	71,353	1,985,754
Host Hotels & Resorts, Inc.	112,600	2,081,974
Iron Mountain, Inc.	40,228	1,564,869
Kimco Realty Corp.	65,459	1,279,723
Macerich Co. (The)	16,568	910,743
Mid-America Apartment Communities, Inc.	17,286	1,847,528
Prologis, Inc.	80,924	5,135,437

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Public Storage	22,768	$4,872,124
Realty Income Corp.	41,787	2,389,799
Regency Centers Corp.	22,293	1,383,058
SBA Communications Corp.*	18,313	2,637,988
Simon Property Group, Inc.	47,294	7,614,807
SL Green Realty Corp.	15,058	1,525,677
UDR, Inc.	40,509	1,540,557
Ventas, Inc.	54,189	3,529,330
Vornado Realty Trust	26,233	2,016,793
Welltower, Inc.	56,126	3,944,535
Weyerhaeuser Co.	114,561	3,898,511

		96,322,208

Food & Staples Retailing 1.7%
Costco Wholesale Corp.(a)	66,733	10,963,565
CVS Health Corp.	154,672	12,577,927
Kroger Co. (The)	136,533	2,738,852
Sysco Corp.	73,893	3,986,527
Walgreens Boots Alliance, Inc.	140,022	10,812,499
Wal-Mart Stores, Inc.	222,709	17,402,481

		58,481,851

Food Products 1.2%
Archer-Daniels-Midland Co.	85,592	3,638,516
Campbell Soup Co.	29,512	1,381,752
Conagra Brands, Inc.	63,243	2,133,819
General Mills, Inc.	87,807	4,544,890
Hershey Co. (The)	21,500	2,347,155
Hormel Foods Corp.(a)	41,834	1,344,545
JM Smucker Co. (The)	17,282	1,813,400
Kellogg Co.	37,809	2,358,147
Kraft Heinz Co. (The)	90,826	7,043,556
McCormick & Co., Inc. (Non-Voting)(a)	17,859	1,833,048
Mondelez International, Inc., Class A	229,390	9,326,998
Tyson Foods, Inc., Class A	44,012	3,100,645

		40,866,471

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	264,355	14,105,983
Align Technology, Inc.*	10,976	2,044,499
Baxter International, Inc.	76,273	4,786,131
Becton Dickinson and Co.(a)	34,624	6,784,573
Boston Scientific Corp.*	208,771	6,089,850
Cooper Cos., Inc. (The)	7,434	1,762,676
CR Bard, Inc.	11,057	3,543,768
Danaher Corp.	93,014	7,978,741
DENTSPLY SIRONA, Inc.(a)	34,774	2,079,833
Edwards Lifesciences Corp.*	32,128	3,511,912
Hologic, Inc.*	42,382	1,554,996
IDEXX Laboratories, Inc.*	13,279	2,064,752
Intuitive Surgical, Inc.*	5,673	5,933,277
Medtronic plc	206,103	16,028,630
ResMed, Inc.	21,637	1,665,183
Stryker Corp.	48,946	6,951,311
Varian Medical Systems, Inc.*	13,968	1,397,638
Zimmer Biomet Holdings, Inc.	30,764	3,602,157

		91,885,910

Health Care Providers & Services 2.6%
Aetna, Inc.	50,469	8,025,076
AmerisourceBergen Corp.	24,670	2,041,442
Anthem, Inc.	39,953	7,586,276
Cardinal Health, Inc.	48,149	3,222,131
Centene Corp.*	26,306	2,545,632
Cigna Corp.	38,308	7,161,298
DaVita, Inc.*(a)	23,273	1,382,183
Envision Healthcare Corp.*	18,266	821,057
Express Scripts Holding Co.*	87,875	5,564,245
HCA Healthcare, Inc.*(a)	43,972	3,499,731
Henry Schein, Inc.*	24,382	1,999,080
Humana, Inc.	21,988	5,356,936
Laboratory Corp. of America Holdings*	15,489	2,338,374
McKesson Corp.	31,992	4,914,291
Patterson Cos., Inc.	12,929	499,706
Quest Diagnostics, Inc.	20,754	1,943,405
UnitedHealth Group, Inc.	147,109	28,811,298
Universal Health Services, Inc., Class B	13,447	1,491,810

		89,203,971

Health Care Technology 0.1%
Cerner Corp.*(a)	47,928	3,418,225

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	62,052	4,006,698
Chipotle Mexican Grill, Inc.*(a)	3,818	1,175,295
Darden Restaurants, Inc.	19,072	1,502,492
Hilton Worldwide Holdings, Inc.(a)	31,078	2,158,367
Marriott International, Inc., Class A	47,598	5,248,156
McDonald’s Corp.	123,242	19,309,557
MGM Resorts International	78,765	2,566,951
Royal Caribbean Cruises Ltd.	26,250	3,111,675
Starbucks Corp.(a)	219,692	11,799,657
Wyndham Worldwide Corp.(a)	15,639	1,648,507
Wynn Resorts Ltd.	12,172	1,812,654
Yum Brands, Inc.	52,626	3,873,800

		58,213,809

Household Durables 0.4%
DR Horton, Inc.	51,822	2,069,252
Garmin Ltd.	16,884	911,229
Leggett & Platt, Inc.	20,127	960,662
Lennar Corp., Class A	30,844	1,628,563
Mohawk Industries, Inc.*	9,614	2,379,561
Newell Brands, Inc.	74,410	3,175,075
PulteGroup, Inc.	42,233	1,154,228
Whirlpool Corp.(a)	11,104	2,048,022

		14,326,592

Household Products 1.7%
Church & Dwight Co., Inc.	37,963	1,839,307
Clorox Co. (The)	19,638	2,590,449
Colgate-Palmolive Co.	134,022	9,763,503
Kimberly-Clark Corp.	53,756	6,326,006
Procter & Gamble Co. (The)	387,989	35,299,239

		55,818,504

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	99,223	1,093,438
NRG Energy, Inc.	45,743	1,170,563

		2,264,001

Industrial Conglomerates 2.1%
3M Co.	90,799	19,058,710
General Electric Co.	1,317,320	31,852,798
Honeywell International, Inc.	115,991	16,440,564
Roper Technologies, Inc.	15,553	3,785,600

		71,137,672

Insurance 2.7%
Aflac, Inc.	60,135	4,894,388
Allstate Corp. (The)	54,982	5,053,396
American International Group, Inc.	137,243	8,425,348
Aon plc	38,698	5,653,778
Arthur J Gallagher & Co.	27,412	1,687,209
Assurant, Inc.	8,199	783,168
Brighthouse Financial, Inc.*	14,579	886,403

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Insurance (continued)
Chubb Ltd.	70,814	$10,094,536
Cincinnati Financial Corp.	22,705	1,738,522
Everest Re Group Ltd.(a)	6,249	1,427,209
Hartford Financial Services Group, Inc. (The)	55,429	3,072,429
Lincoln National Corp.	33,706	2,476,717
Loews Corp.	41,996	2,009,929
Marsh & McLennan Cos., Inc.	77,982	6,535,671
MetLife, Inc.	161,717	8,401,198
Principal Financial Group, Inc.	40,888	2,630,734
Progressive Corp. (The)	88,537	4,286,961
Prudential Financial, Inc.	64,969	6,907,504
Torchmark Corp.	16,459	1,318,201
Travelers Cos., Inc. (The)	41,986	5,144,125
Unum Group	34,338	1,755,702
Willis Towers Watson plc	20,432	3,151,227
XL Group Ltd.	39,247	1,548,294

		89,882,649

Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.*	60,665	58,320,298
Expedia, Inc.(a)	18,557	2,671,095
Netflix, Inc.*	65,691	11,913,063
Priceline Group, Inc. (The)*	7,464	13,665,240
TripAdvisor, Inc.*(a)	16,481	667,975

		87,237,671

Internet Software & Services 4.7%
Akamai Technologies, Inc.*	26,082	1,270,715
Alphabet, Inc., Class A*	45,348	44,156,255
Alphabet, Inc., Class C*	45,929	44,050,963
eBay, Inc.*	151,451	5,824,805
Facebook, Inc., Class A*	360,650	61,624,266
VeriSign, Inc.*(a)	13,075	1,391,049

		158,318,053

IT Services 3.9%
Accenture plc, Class A	94,028	12,700,362
Alliance Data Systems Corp.	7,344	1,627,063
Automatic Data Processing, Inc.	67,612	7,391,344
Cognizant Technology Solutions Corp., Class A	89,864	6,518,735
CSRA, Inc.	24,873	802,652
DXC Technology Co.	43,309	3,719,377
Fidelity National Information Services, Inc.	50,577	4,723,386
Fiserv, Inc.*	32,023	4,129,686
Gartner, Inc.*(a)	13,784	1,714,867
Global Payments, Inc.	23,201	2,204,791
International Business Machines Corp.	131,870	19,131,700
Mastercard, Inc., Class A	142,075	20,060,990
Paychex, Inc.	48,668	2,918,133
PayPal Holdings, Inc.*	171,970	11,011,239
Total System Services, Inc.	25,509	1,670,839
Visa, Inc., Class A(a)	278,342	29,292,712
Western Union Co. (The)(a)	70,598	1,355,482

		130,973,358

Leisure Products 0.1%
Hasbro, Inc.	17,386	1,698,090
Mattel, Inc.(a)	52,631	814,728

		2,512,818

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	48,892	3,138,867
Illumina, Inc.*	22,214	4,425,029
Mettler-Toledo International, Inc.*	3,905	2,445,155
PerkinElmer, Inc.(a)	16,995	1,172,145
Quintiles IMS Holdings, Inc.*	23,061	2,192,409
Thermo Fisher Scientific, Inc.	60,892	11,520,766
Waters Corp.*	12,145	2,180,270

		27,074,641

Machinery 1.6%
Caterpillar, Inc.(a)	89,917	11,213,549
Cummins, Inc.	23,974	4,028,351
Deere & Co.	48,668	6,112,214
Dover Corp.	23,685	2,164,572
Flowserve Corp.(a)	20,134	857,507
Fortive Corp.	46,387	3,283,736
Illinois Tool Works, Inc.	47,127	6,972,911
Ingersoll-Rand plc	38,596	3,441,605
PACCAR, Inc.	53,462	3,867,441
Parker-Hannifin Corp.	20,256	3,545,205
Pentair plc	25,127	1,707,631
Snap-on, Inc.(a)	8,761	1,305,477
Stanley Black & Decker, Inc.	23,302	3,517,903
Xylem, Inc.(a)	27,112	1,698,025

		53,716,127

Media 2.8%
CBS Corp. (Non-Voting), Class B	55,392	3,212,736
Charter Communications, Inc., Class A*	30,605	11,122,469
Comcast Corp., Class A	715,710	27,540,521
Discovery Communications, Inc., Class A*(a)	22,585	480,835
Discovery Communications, Inc., Class C*	30,921	626,459
DISH Network Corp., Class A*	34,641	1,878,581
Interpublic Group of Cos., Inc. (The)(a)	59,837	1,244,011
News Corp., Class A	58,819	779,940
News Corp., Class B	18,669	254,832
Omnicom Group, Inc.(a)	35,110	2,600,598
Scripps Networks Interactive, Inc., Class A	14,685	1,261,295
Time Warner, Inc.	118,344	12,124,343
Twenty-First Century Fox, Inc., Class A	160,145	4,224,625
Twenty-First Century Fox, Inc., Class B	66,823	1,723,365
Viacom, Inc., Class B	53,629	1,493,031
Walt Disney Co. (The)	234,843	23,148,475

		93,716,116

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	204,725	2,874,339
Newmont Mining Corp.	81,132	3,043,261
Nucor Corp.	48,601	2,723,600

		8,641,200

Multiline Retail 0.4%
Dollar General Corp.(a)	39,516	3,202,772
Dollar Tree, Inc.*	36,036	3,128,646
Kohl’s Corp.(a)	25,650	1,170,922
Macy’s, Inc.(a)	46,339	1,011,117
Nordstrom, Inc.(a)	17,439	822,249
Target Corp.(a)	83,103	4,903,908

		14,239,614

Multi-Utilities 1.0%
Ameren Corp.	36,917	2,135,279
CenterPoint Energy, Inc.	65,515	1,913,693

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	42,909	$1,987,545
Consolidated Edison, Inc.(a)	47,140	3,803,255
Dominion Energy, Inc.	97,770	7,521,446
DTE Energy Co.	27,294	2,930,284
NiSource, Inc.	49,378	1,263,583
Public Service Enterprise Group, Inc.	76,970	3,559,863
SCANA Corp.	22,123	1,072,744
Sempra Energy	38,202	4,359,994
WEC Energy Group, Inc.	48,016	3,014,445

		33,562,131

Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.	85,256	4,164,756
Andeavor	21,963	2,265,484
Apache Corp.	57,960	2,654,568
Cabot Oil & Gas Corp.	70,369	1,882,371
Chesapeake Energy Corp.*(a)	138,164	594,105
Chevron Corp.	288,328	33,878,540
Cimarex Energy Co.	14,497	1,647,874
Concho Resources, Inc.*(a)	22,627	2,980,428
ConocoPhillips	185,161	9,267,308
Devon Energy Corp.	79,986	2,936,286
EOG Resources, Inc.(a)	87,860	8,499,576
EQT Corp.	26,324	1,717,378
Exxon Mobil Corp.	644,707	52,853,080
Hess Corp.(a)	41,116	1,927,929
Kinder Morgan, Inc.	292,116	5,602,785
Marathon Oil Corp.	130,588	1,770,773
Marathon Petroleum Corp.	77,027	4,319,674
Newfield Exploration Co.*	30,670	909,979
Noble Energy, Inc.	74,029	2,099,462
Occidental Petroleum Corp.	116,332	7,469,678
ONEOK, Inc.	57,802	3,202,809
Phillips 66(a)	65,375	5,989,004
Pioneer Natural Resources Co.	25,880	3,818,335
Range Resources Corp.(a)	34,356	672,347
Valero Energy Corp.	67,200	5,169,696
Williams Cos., Inc. (The)	125,776	3,774,538

		172,068,763

Personal Products 0.1%
Coty, Inc., Class A(a)	71,534	1,182,457
Estee Lauder Cos., Inc. (The), Class A	34,062	3,673,246

		4,855,703

Pharmaceuticals 4.8%
Allergan plc	50,865	10,424,782
Bristol-Myers Squibb Co.	249,517	15,904,213
Eli Lilly & Co.	147,415	12,609,879
Johnson & Johnson	408,375	53,092,834
Merck & Co., Inc.	416,160	26,646,725
Mylan NV*	81,596	2,559,666
Perrigo Co. plc	20,180	1,708,237
Pfizer, Inc.	908,017	32,416,207
Zoetis, Inc.	74,676	4,761,342

		160,123,885

Professional Services 0.3%
Equifax, Inc.	18,269	1,936,331
IHS Markit Ltd.*	55,272	2,436,390
Nielsen Holdings plc	51,102	2,118,178
Robert Half International, Inc.(a)	19,199	966,478
Verisk Analytics, Inc.*(a)	23,647	1,967,194

		9,424,571

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	45,681	1,730,396

Road & Rail 0.9%
CSX Corp.	138,962	7,540,078
JB Hunt Transport Services, Inc.	12,988	1,442,707
Kansas City Southern	16,040	1,743,227
Norfolk Southern Corp.	43,847	5,798,327
Union Pacific Corp.	121,780	14,122,827

		30,647,166

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*(a)	120,135	1,531,721
Analog Devices, Inc.	55,941	4,820,436
Applied Materials, Inc.	162,268	8,452,540
Broadcom Ltd.	61,864	15,004,495
Intel Corp.(a)	714,960	27,225,677
KLA-Tencor Corp.	23,759	2,518,454
Lam Research Corp.(a)	24,718	4,573,819
Microchip Technology, Inc.	35,410	3,179,110
Micron Technology, Inc.*	169,507	6,666,710
NVIDIA Corp.	91,291	16,320,092
Qorvo, Inc.*	19,364	1,368,647
QUALCOMM, Inc.	224,794	11,653,321
Skyworks Solutions, Inc.	27,956	2,848,716
Texas Instruments, Inc.	150,636	13,503,011
Xilinx, Inc.(a)	37,825	2,679,145

		122,345,894

Software 5.0%
Activision Blizzard, Inc.	114,862	7,409,748
Adobe Systems, Inc.*	75,073	11,199,390
ANSYS, Inc.*	12,897	1,582,849
Autodesk, Inc.*(a)	33,350	3,743,871
CA, Inc.	48,001	1,602,273
Cadence Design Systems, Inc.*	42,633	1,682,725
Citrix Systems, Inc.*	21,900	1,682,358
Electronic Arts, Inc.*	46,973	5,545,632
Intuit, Inc.	37,035	5,264,155
Microsoft Corp.	1,171,909	87,295,501
Oracle Corp.	459,464	22,215,084
Red Hat, Inc.*	27,001	2,993,331
salesforce.com, Inc.*	103,884	9,704,843
Symantec Corp.(a)	93,503	3,067,834
Synopsys, Inc.*	22,859	1,840,835

		166,830,429

Specialty Retail 2.1%
Advance Auto Parts, Inc.	11,238	1,114,810
AutoZone, Inc.*	4,265	2,538,144
Best Buy Co., Inc.(a)	40,368	2,299,361
CarMax, Inc.*(a)	27,881	2,113,659
Foot Locker, Inc.	19,978	703,625
Gap, Inc. (The)(a)	33,414	986,715
Home Depot, Inc. (The)	179,359	29,335,958
L Brands, Inc.	37,437	1,557,754
Lowe’s Cos., Inc.	128,450	10,268,293
O’Reilly Automotive, Inc.*(a)	13,392	2,884,235
Ross Stores, Inc.	59,215	3,823,513
Signet Jewelers Ltd.(a)	9,199	612,194
Tiffany & Co.	15,535	1,425,802
TJX Cos., Inc. (The)	96,810	7,137,801
Tractor Supply Co.	19,277	1,220,041
Ulta Beauty, Inc.*	8,879	2,007,187

		70,029,092

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	785,898	121,122,600
Hewlett Packard Enterprise Co.	249,929	3,676,455
HP, Inc.	254,132	5,072,475
NetApp, Inc.	41,044	1,796,085

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology plc(a)	43,794	$1,452,647
Western Digital Corp.	44,789	3,869,770
Xerox Corp.	32,167	1,070,839

		138,060,871

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	42,985	1,731,436
Hanesbrands, Inc.(a)	55,456	1,366,436
Michael Kors Holdings Ltd.*(a)	23,068	1,103,804
NIKE, Inc., Class B(a)	199,919	10,365,800
PVH Corp.	11,780	1,484,987
Ralph Lauren Corp.	8,426	743,931
Under Armour, Inc., Class A*(a)	28,118	463,385
Under Armour, Inc., Class C*(a)	28,317	425,321
VF Corp.(a)	49,709	3,160,001

		20,845,101

Tobacco 1.3%
Altria Group, Inc.	291,913	18,513,123
Philip Morris International, Inc.	236,313	26,233,106

		44,746,229

Trading Companies & Distributors 0.2%
Fastenal Co.	43,816	1,997,133
United Rentals, Inc.*	12,859	1,784,058
WW Grainger, Inc.	7,988	1,435,843

		5,217,034

Water Utilities 0.1%
American Water Works Co., Inc.	27,126	2,194,765

Total Common Stocks (cost $1,741,293,102)		3,283,293,433

Repurchase Agreements 0.4%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $4,000,343, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $4,080,000.(b)	$4,000,000	4,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $2,776,961, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $2,832,248.(b)	2,776,713	2,776,713
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $4,000,357, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $4,080,370.(b)	4,000,000	4,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $2,000,408, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $2,040,008.(b)	2,000,000	2,000,000

Total Repurchase Agreements (cost $12,776,713)		12,776,713

Total Investments (cost $1,754,069,815) — 97.9%		3,296,070,146
Other assets in excess of liabilities — 2.1%		72,029,211

NET ASSETS — 100.0%		$3,368,099,357

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $185,443,259, which was collateralized by cash used to purchase repurchase agreements with a total value of $12,776,713 and $176,176,043 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $188,952,756.
(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $12,776,713.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	671	12/2017	USD	84,415,155	1,649,850

					1,649,850

At September 30, 2017, the Fund had $3,050,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,283,293,433	$—	$—	$3,283,293,433
Futures Contracts	1,649,850	—	—	1,649,850
Repurchase Agreements	—	12,776,713	—	12,776,713

Total	$3,284,943,283	$12,776,713	$—	$3,297,719,996

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT S&P 500 Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,649,850

Total		$1,649,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 25.2%

	Principal Amount	Value
Airlines 1.3%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 03/15/2023(a)	$9,795,514	$9,844,492
American Airlines Pass-Through Trust Series 2013-2, Class B, 5.60%, 07/15/2020(a)	3,537,224	3,705,242
Series 2015-1, Class B, 3.70%, 05/01/2023	3,226,911	3,234,978
Series 2015-2, Class B, 4.40%, 09/22/2023	4,185,913	4,333,257
Series 2016-3, Class B, 3.75%, 10/15/2025	3,500,000	3,505,250

		24,623,219

Automobiles 5.1%
Capital Auto Receivables Asset Trust, Series 2015-4, Class A2, 1.62%, 03/20/2019	2,927,400	2,928,275
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A, 2.00%, 07/15/2022(a)	2,305,009	2,305,404
Series 2015-2A, Class A, 2.40%, 02/15/2023(a)	8,978,430	8,999,814
Series 2017-2A, Class A, 2.55%, 02/17/2026(a)	12,500,000	12,488,136
First Investors Auto Owner Trust Series 2015-2A, Class A2, 2.28%, 09/15/2021(a)	11,580,000	11,608,122
Series 2016-2A, Class A2, 1.87%, 11/15/2021(a)	1,980,000	1,972,678
Series 2017-1A, Class A2, 2.20%, 03/15/2022(a)	6,746,000	6,744,554
Series 2017-2A, Class A2, 2.27%, 07/15/2022(a)	4,600,000	4,593,859
Flagship Credit Auto Trust Series 2014-2, Class A, 1.43%, 12/16/2019(a)	76,675	76,677
Series 2015-2, Class A, 1.98%, 10/15/2020(a)	3,646,711	3,650,702
Series 2015-3, Class A, 2.38%, 10/15/2020(a)	3,879,913	3,892,710
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 04/15/2026(a)	14,450,000	14,567,789
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A, 2.38%, 10/15/2020(a)	2,900,000	2,910,481
Series 2016-1A, Class A2, 2.74%, 04/15/2021(a)	11,037,000	11,129,556
Series 2017-1A, Class A2, 2.54%, 04/18/2022(a)	4,666,667	4,671,961
Prestige Auto Receivables Trust, Series 2016-1A, Class A3, 1.99%, 06/15/2020(a)	5,000,000	5,008,868

		97,549,586

Credit Card 1.5%
American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/2022	5,500,000	5,507,461
Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 02/18/2020	7,000,000	7,005,655
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1, 5.35%, 02/07/2020	5,000,630	5,070,680
Series 2017-A3, Class A3, 1.92%, 04/07/2022	11,000,000	11,006,880

		28,590,676

Home Equity 2.6%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 2.34%, 10/25/2034(b)	614,780	619,358
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 2.00%, 12/25/2033(b)	6,084,391	6,049,226
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 2.14%, 12/25/2034(b)	1,041,481	1,044,903
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 2.00%, 01/25/2035(b)	9,070,303	9,085,840
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057(a)(b)	5,081,806	5,287,639
RASC Trust, Series 2005-KS12, Class M2, 1.70%, 01/25/2036(b)	14,555,000	14,473,878
Soundview Home Loan Trust Series 2005-CTX1, Class M3, 1.71%, 11/25/2035(b)	6,750,000	6,715,623
Series 2006-WF2, Class M1, 1.46%, 12/25/2036(b)	5,000,000	4,909,652

		48,186,119

Other 14.4%
A Voce CLO Ltd, Series 2014-1A, Class A1R, 2.46%, 07/15/2026(a)(b)	9,000,000	9,035,919
ALM VII Ltd., Series 2012-7A, Class A1R, 2.78%, 10/15/2028(a)(b)	19,775,000	19,984,477
Alterna Funding II LLC, Series 2015-1X, Class A, 2.50%, 02/15/2024(c)	5,722,202	5,707,897
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 3.01%, 07/24/2029(a)(b)	9,000,000	9,019,557
AMMC CLO XIV Ltd., Series 2014-14A, Class A2LR, 3.01%, 07/25/2029(a)(b)	8,947,368	8,966,873
Babson CLO Ltd., Series 2014-3A, Class AR, 2.62%, 01/15/2026(a)(b)	13,000,000	13,091,000
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	6,327,224	6,594,264
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL2, Class A, 4.00%, 06/28/2054(a)(b)	7,693,278	8,016,775
Series 2017-SPL4, Class A, 3.50%, 01/28/2055(a)(b)	4,195,967	4,301,577
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 1.73%, 07/25/2035(b)	3,933,970	3,914,109
Carlyle Global Market Strategies CLO Ltd., Series 2014-4A, Class A1R, 2.50%, 10/15/2026(a)(b)	9,000,000	9,038,556
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/2023(a)(c)	1,825,014	1,817,030

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Value
Other (continued)
CCG Receivables Trust, Series 2017-1, Class A2, 1.84%, 11/14/2023(a)	$6,222,222	$6,217,375
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 2.55%, 06/09/2030(a)(b)	10,000,000	10,066,370
Series 2013-1A, Class BR, 3.07%, 06/09/2030(a)(b)	7,000,000	7,014,546
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 2.72%, 10/17/2030(a)(b)	8,500,000	8,556,882
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 1.50%, 01/25/2037(b)	8,672,000	8,514,317
CNH Equipment Trust, Series 2017-A, Class A2, 1.64%, 07/15/2020	10,000,000	10,002,229
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 3.03%, 07/18/2030(a)(b)	4,500,000	4,495,450
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 1.97%, 08/25/2035(b)	10,862,127	10,863,234
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 2.57%, 07/20/2026(a)(b)	3,000,000	3,024,903
Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class A1R, 2.75%, 04/15/2026(a)(b)	10,000,000	10,001,380
Series 2014-16A, Class B2R, 3.47%, 04/15/2026(a)(b)	3,000,000	3,000,522
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2017-T1, Class AT1, 3.21%, 02/15/2051(a)	3,000,000	2,997,103
NRZ Advance Receivables Trust 2015-ON1, Series 2016-T4, Class AT4, 3.11%, 12/15/2050(a)	25,000,000	24,722,950
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/2049(a)	3,000,000	2,976,448
Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.00%, 06/25/2057(a)(d)	7,054,247	7,057,904
Ocwen Master Advance Receivables Trust Series 2017-T1, Class AT1, 2.50%, 09/15/2048(a)	1,400,000	1,400,703
Series 2016-T2, Class AT2, 2.72%, 08/16/2049(a)(c)	12,000,000	12,016,800
Pinnacle Park CLO Ltd., Series 2014-1A, Class BR, 3.15%, 04/15/2026(a)(b)	5,000,000	5,000,545
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	8,400,000	8,404,271
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 1.96%, 07/25/2035(b)	5,017,263	5,034,476
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 06/15/2028(a)	7,394,685	7,439,550
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 02/25/2047(a)(d)	4,235,223	4,261,252
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.88%, 04/25/2055(a)(d)	200,441	200,512
VOLT XL LLC, Series 2015-NP14, Class A1, 4.38%, 11/27/2045(a)(d)	2,572,509	2,581,273
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.50%, 02/25/2055(a)(d)	3,107,007	3,117,047
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 06/26/2045(a)(d)	6,506,490	6,518,376

		274,974,452

Road & Rail 0.3%
Federal Express Corp. Pass-Through Trust Series 981B, 6.85%, 01/15/2019	2,674,829	2,755,073
Series 981A, 6.72%, 01/15/2022	496,494	544,286
Union Pacific Railroad Co. Pass-Through Trust, Series 2000, 8.00%, 01/10/2021	2,312,165	2,413,221

		5,712,580

Total Asset-Backed Securities (cost $477,175,363)		479,636,632

Collateralized Mortgage Obligations 3.9%

	Principal Amount	Value
Chase Mortgage Trust, Series 2016-1, Class M2, 3.75%, 04/25/2045(a)(b)	2,266,432	2,306,847
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/2042(a)(b)	235,522	238,824
FHLMC REMIC Series 3640, Class EL, 4.00%, 03/15/2020	277,194	282,631
Series 3616, Class PA, 4.50%, 11/15/2039	216,921	224,182
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/2033(d)	25,634	26,371
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 1.56%, 10/25/2035(b)	7,852,413	7,763,309
MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 02/25/2057(a)(b)	9,704,904	9,664,272
New Residential Mortgage Loan Trust Series 2016-2A, Class A1, 3.75%, 11/26/2035(a)(b)	15,266,396	15,769,348
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054(a)(b)	6,907,173	6,976,690
Series 2016-3A, Class A1, 3.75%, 09/25/2056(a)(b)	3,218,591	3,276,353
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	3,090,823	3,189,803
Series 2017-1A, Class A1, 4.00%, 02/25/2057(a)(b)	8,617,067	8,972,472
Series 2017-2A, Class A3, 4.00%, 03/25/2057(a)(b)	11,833,885	12,370,572
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/2018	294,940	295,892
Sequoia Mortgage Trust, Series 2017-CH1, Class A2, 3.50%, 10/25/2047(a)(b)	2,400,000	2,433,804

Total Collateralized Mortgage Obligations (cost $73,792,464)		73,791,370

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

Commercial Mortgage-Backed Securities 3.3%

	Principal Amount	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	$4,000,000	$4,068,519
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/2032(a)(b)	5,000,000	5,204,009
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 2.73%, 09/15/2026(a)(b)	6,098,000	6,107,992
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.70%, 06/11/2050	872,654	872,284
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.43%, 12/10/2049(b)	652,857	652,530
COMM Mortgage Trust Series 2014-TWC, Class B, 2.83%, 02/13/2032(a)(b)	13,000,000	13,050,029
Series 2014-TWC, Class C, 3.09%, 02/13/2032(a)(b)	6,000,000	6,021,342
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.16%, 12/15/2048(b)	23,268,958	1,000,046
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 07/15/2045(a)	16,000,000	16,897,654
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 2.58%, 02/15/2027(a)(b)	9,000,000	9,030,834

Total Commercial Mortgage-Backed Securities (cost $63,321,361)		62,905,239

Corporate Bonds 48.4%

	Principal Amount	Value
Air Freight & Logistics 0.2%
FedEx Corp., 8.00%, 01/15/2019	2,974,000	3,204,039

Automobiles 1.7%
Daimler Finance North America LLC, (USD 3 Month LIBOR + 0.62%), 1.93%, 10/30/2019(a)(e)	10,000,000	10,050,150
Hyundai Capital America, 2.60%, 03/19/2020(a)(f)	10,000,000	9,995,913
Nissan Motor Acceptance Corp., 2.65%, 09/26/2018(a)	3,035,000	3,063,413
(USD 3 Month LIBOR + 0.52%), 1.84%, 09/13/2019(a)(e)	10,000,000	10,048,121

		33,157,597

Banks 11.0%
Bank of America Corp., (USD 3 Month LIBOR + 1.04%), 2.34%, 01/15/2019(e)	5,000,000	5,049,135
Series L, 2.60%, 01/15/2019	10,000,000	10,080,824
Series L, 2.65%, 04/01/2019	5,000,000	5,044,999
(USD 3 Month LIBOR + 0.63%), 2.33%, 10/01/2021(e)	8,500,000	8,482,241
(USD 3 Month LIBOR + 1.16%), 2.47%, 01/20/2023(e)(f)	5,000,000	5,080,520
Capital One NA, (USD 3 Month LIBOR + 0.77%), 2.08%, 09/13/2019(e)	15,000,000	15,098,618
Citibank NA, 2.10%, 06/12/2020	15,000,000	15,025,590
Citigroup, Inc., 2.50%, 07/29/2019	10,000,000	10,083,734
Citizens Financial Group, Inc., 3.75%, 07/01/2024	10,000,000	10,007,056
Fifth Third Bancorp, 2.30%, 03/01/2019(f)	7,000,000	7,040,442
Huntington Bancshares, Inc., 2.60%, 08/02/2018	2,450,000	2,466,393
ING Groep NV, 3.15%, 03/29/2022	5,000,000	5,095,138
JPMorgan Chase & Co., 1.63%, 05/15/2018	5,000,000	4,998,431
2.30%, 08/15/2021	10,000,000	9,992,426
Nordea Bank AB, (USD 3 Month LIBOR + 0.62%), 1.95%, 09/30/2019(a)(e)	17,000,000	17,128,196
Skandinaviska Enskilda Banken AB, (USD 3 Month LIBOR + 0.57%), 1.89%, 09/13/2019(a)(e)	15,000,000	15,078,741
Svenska Handelsbanken AB, (USD 3 Month LIBOR + 0.49%), 1.81%, 09/06/2019(e)	15,000,000	15,070,556
Toronto-Dominion Bank (The), (USD 3 Month LIBOR + 0.42%), 1.72%, 01/18/2019(e)	20,000,000	20,062,999
UBS Group Funding Switzerland AG, 2.65%, 02/01/2022(a)	9,000,000	8,964,608
Wells Fargo & Co., (USD 3 Month LIBOR + 0.46%), 1.77%, 04/22/2019(e)	20,000,000	20,063,090

		209,913,737

Beverages 2.5%
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/2021	10,000,000	10,162,406
Anheuser-Busch InBev Worldwide, Inc., (USD 3 Month LIBOR + 0.69%), 2.00%, 08/01/2018(e)	15,000,000	15,072,284
Molson Coors Brewing Co., 2.10%, 07/15/2021	7,500,000	7,395,123
PepsiCo, Inc., (USD 3 Month LIBOR + 0.27%), 1.57%, 10/04/2019(e)	15,000,000	15,056,448

		47,686,261

Biotechnology 1.4%
AbbVie, Inc., 2.50%, 05/14/2020	8,000,000	8,095,859
Celgene Corp., 2.30%, 08/15/2018	14,118,000	14,198,237
2.88%, 08/15/2020	5,000,000	5,103,762

		27,397,858

Building Products 0.5%
Johnson Controls International plc, 1.40%, 11/02/2017	10,000,000	9,989,047

Capital Markets 1.0%
FMR LLC, 7.49%, 06/15/2019(a)	2,000,000	2,172,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (USD 3 Month LIBOR + 1.05%), 2.91%, 06/05/2023(e)	$7,000,000	$7,005,550
Morgan Stanley, 2.20%, 12/07/2018	4,000,000	4,016,266
UBS AG, 2.20%, 06/08/2020(a)	5,000,000	5,008,980

		18,203,236

Chemicals 0.9%
CF Industries, Inc., 7.13%, 05/01/2020	5,500,000	6,105,000
Solvay Finance America LLC, 3.40%, 12/03/2020(a)	10,000,000	10,319,951

		16,424,951

Commercial Services & Supplies 0.5%
Catholic Health Initiatives, 1.60%, 11/01/2017	10,000,000	9,999,581

Communications Equipment 0.5%
Cisco Systems, Inc., (USD 3 Month LIBOR + 0.34%), 1.67%, 09/20/2019(e)	9,000,000	9,053,026

Consumer Finance 2.9%
Ford Motor Credit Co. LLC, (USD 3 Month LIBOR + 1.00%), 2.30%, 01/09/2020(e)	15,000,000	15,124,710
HSBC USA, Inc., (USD 3 Month LIBOR + 0.88%), 2.21%, 09/24/2018(e)	10,000,000	10,074,743
John Deere Capital Corp., (USD 3 Month LIBOR + 0.29%), 1.59%, 10/09/2019(e)	15,000,000	15,061,631
Toyota Motor Credit Corp., (USD 3 Month LIBOR + 0.44%), 1.74%, 10/18/2019(e)	15,000,000	15,099,495

		55,360,579

Diversified Financial Services 1.4%
Bear Stearns Cos. LLC (The), 6.40%, 10/02/2017	14,353,000	14,353,000
JPMorgan Chase Bank NA, 6.00%, 10/01/2017	2,200,000	2,200,000
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/2020	10,000,000	10,016,645

		26,569,645

Diversified Telecommunication Services 1.9%
AT&T, Inc., 2.80%, 02/17/2021	5,000,000	5,059,542
3.40%, 08/14/2024	10,000,000	10,015,573
CCO Holdings LLC, 5.13%, 02/15/2023	10,000,000	10,325,000
Verizon Communications, Inc., (USD 3 Month LIBOR + 0.77%), 2.09%, 06/17/2019(e)	10,000,000	10,086,039

		35,486,154

Electric Utilities 1.5%
Great Plains Energy, Inc., 5.29%, 06/15/2022(d)	10,135,000	11,157,411
Indiana Michigan Power Co., 7.00%, 03/15/2019	10,000,000	10,706,950
ITC Holdings Corp., 6.05%, 01/31/2018(a)	6,500,000	6,584,220

		28,448,581

Equity Real Estate Investment Trusts (REITs) 0.4%
WEA Finance LLC, 2.70%, 09/17/2019(a)	7,000,000	7,061,757

Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/2019	9,500,000	9,629,773

Food Products 2.2%
Conagra Brands, Inc., 4.95%, 08/15/2020	302,000	319,195
Kraft Heinz Foods Co., 2.00%, 07/02/2018	15,000,000	15,030,803
Mondelez International Holdings Netherlands BV, (USD 3 Month LIBOR + 0.61%), 1.92%, 10/28/2019(a)(e)	15,000,000	15,062,845
Tyson Foods, Inc., 2.65%, 08/15/2019	12,000,000	12,143,041

		42,555,884

Health Care Equipment & Supplies 0.9%
Becton Dickinson and Co., 2.68%, 12/15/2019	6,098,000	6,171,216
Boston Scientific Corp., 2.65%, 10/01/2018	10,000,000	10,089,484

		16,260,700

Health Care Providers & Services 1.0%
Dignity Health, 2.64%, 11/01/2019	6,000,000	6,053,634
Express Scripts Holding Co., 3.30%, 02/25/2021	3,000,000	3,085,568
Laboratory Corp. of America Holdings, 2.63%, 02/01/2020	10,000,000	10,106,597

		19,245,799

Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 5.00%, 10/15/2025(a)	1,000,000	1,012,400

Household Durables 0.8%
Newell Brands, Inc., 2.60%, 03/29/2019	10,000,000	10,080,031
3.15%, 04/01/2021	5,000,000	5,115,220

		15,195,251

Industrial Conglomerates 0.8%
Honeywell International, Inc., (USD 3 Month LIBOR + 0.28%), 1.59%, 10/30/2019(e)	10,000,000	10,040,811
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/2020	5,000,000	5,044,553

		15,085,364

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Insurance 2.8%
Metropolitan Life Global Funding I, 1.50%, 01/10/2018(a)	$5,000,000	$4,999,640
(USD 3 Month LIBOR + 0.34%), 1.66%, 09/14/2018(a)(e)	15,000,000	15,040,720
2.30%, 04/10/2019(a)	7,000,000	7,048,790
New York Life Global Funding, (USD 3 Month LIBOR + 0.39%), 1.70%, 10/24/2019(a)(e)	15,000,000	15,078,913
Nuveen Finance LLC, 2.95%, 11/01/2019(a)	11,500,000	11,691,327

		53,859,390

Media 1.1%
Charter Communications Operating LLC, 3.58%, 07/23/2020	10,000,000	10,265,773
NBCUniversal Enterprise, Inc., (USD 3 Month LIBOR + 0.69%), 1.99%, 04/15/2018(a)(e)	10,000,000	10,033,602

		20,299,375

Multiline Retail 0.1%
Dollar Tree, Inc., 5.75%, 03/01/2023	2,500,000	2,637,500

Oil, Gas & Consumable Fuels 6.8%
Anadarko Petroleum Corp., 4.85%, 03/15/2021	18,250,000	19,353,945
BP Capital Markets plc, 1.38%, 11/06/2017	5,000,000	4,999,300
(USD 3 Month LIBOR + 0.63%), 1.96%, 09/26/2018(e)	10,000,000	10,051,483
3.81%, 02/10/2024	5,000,000	5,266,157
Canadian Natural Resources Ltd., 2.95%, 01/15/2023	8,000,000	7,953,198
DCP Midstream Operating LP, 2.50%, 12/01/2017	13,000,000	13,001,300
Enbridge Energy Partners LP, Series B, 6.50%, 04/15/2018	7,700,000	7,891,146
Energy Transfer LP, 5.20%, 02/01/2022	11,000,000	11,922,395
Kinder Morgan Energy Partners LP, 5.00%, 10/01/2021	13,000,000	14,001,464
Marathon Oil Corp., 2.80%, 11/01/2022	4,000,000	3,888,678
3.85%, 06/01/2025(f)	5,000,000	4,965,146
MPLX LP, 4.50%, 07/15/2023	5,000,000	5,319,487
NGPL PipeCo LLC, 4.38%, 08/15/2022(a)	750,000	778,125
Noble Energy, Inc., 3.90%, 11/15/2024	7,250,000	7,422,357
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	6,000,000	6,674,842
Spectra Energy Partners LP, 2.95%, 09/25/2018	5,500,000	5,556,256

		129,045,279

Pharmaceuticals 1.0%
Allergan Funding SCS, 3.45%, 03/15/2022	10,000,000	10,369,134
Forest Laboratories LLC, 4.88%, 02/15/2021(a)	930,000	998,693
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/2021	8,500,000	8,183,831

		19,551,658

Road & Rail 0.1%
ERAC USA Finance LLC, 6.38%, 10/15/2017(a)	1,505,000	1,507,319

Semiconductors & Semiconductor Equipment 0.9%
Broadcom Corp., 2.38%, 01/15/2020(a)	10,000,000	10,055,240
QUALCOMM, Inc., 2.60%, 01/30/2023	8,000,000	8,018,893

		18,074,133

Thrifts & Mortgage Finance 0.3%
BPCE SA, 5.70%, 10/22/2023(a)	6,000,000	6,682,278

Trading Companies & Distributors 0.7%
GATX Corp., 2.38%, 07/30/2018	5,000,000	5,019,239
2.60%, 03/30/2020(f)	9,000,000	9,082,184

		14,101,423

Total Corporate Bonds (cost $917,252,903)		922,699,575

Loan Participations 0.9%

	Principal Amount	Value
Health Care Providers & Services 0.1%
Community Health Systems, Inc., 1st Lien Tranche G Term Loan, (3 Month LIBOR + 2.75%), 4.07%, 12/31/2019(e)	889,212	883,566
Community Health Systems, Inc., 1st Lien Tranche H Term Loan, (3 Month LIBOR + 3.00%), 4.32%, 01/27/2021(e)	1,641,393	1,629,558

		2,513,124

IT Services 0.3%
First Data Corp., 1st Lien New Term Loan, (1 Month LIBOR + 2.25%), 3.49%, 07/08/2022(e)	5,268,103	5,275,425

Software 0.5%
TIBCO Software, Inc., Tranche B Term Loan, (1 Month LIBOR + 3.50%), 4.74%, 12/04/2020(e)	9,750,875	9,775,252

Total Loan Participation (cost $17,268,778)		17,563,801

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

Mortgage-Backed Securities 0.1%

	Principal Amount	Value
FHLMC Non Gold Pool
Pool# 1Q0648 3.18%, 06/01/2037(b)	$796,142	$831,406
Pool# 1B3601 3.31%, 10/01/2037(b)	143,104	151,005
FNMA Pool Pool# 747271 3.63%, 07/01/2034(b)	911,101	966,511
Pool# 886345 3.35%, 08/01/2036(b)	70,946	72,062
Pool# 893776 2.89%, 09/01/2036(b)	15,314	15,382
Pool# 949691 3.48%, 09/01/2037(b)	247,245	244,622

Total Mortgage-Backed Securities (cost $2,238,347)		2,280,988

Municipal Bond 0.4%

	Principal Amount	Value
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/2018	8,000,000	7,978,320

Total Municipal Bond (cost $8,000,000)		7,978,320

U.S. Treasury Obligations 17.2%

	Principal Amount	Value
U.S. Treasury Inflation Linked Note, 0.13%, 07/15/2022(g)	73,000,000	78,078,232
U.S. Treasury Notes 0.75%, 02/28/2018	20,000,000	19,962,500
1.50%, 08/15/2020(f)	20,000,000	19,940,625
1.38%, 04/30/2021	10,000,000	9,873,438
1.75%, 11/30/2021(f)	70,000,000	69,762,109
2.00%, 05/31/2024	60,000,000	59,498,437
2.38%, 08/15/2024	50,000,000	50,705,078
2.00%, 08/15/2025	15,000,000	14,743,359
2.25%, 11/15/2025	6,000,000	5,999,766

Total U.S. Treasury Obligations (cost $329,738,167)		328,563,544

Repurchase Agreements 0.3%

	Principal Amount	Value
BNP Paribas Securities Corp. 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $1,000,086, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $1,020,000.(h)	1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc.1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $1,744,131, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $1,778,855.(h)	1,743,975	1,743,975
Natixis New York Branch 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $1,000,089, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $1,020,092.(h)	1,000,000	1,000,000
RBS Securities, Inc.1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $1,000,204, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $1,020,004.(h)	1,000,000	1,000,000

Total Repurchase Agreements (cost $4,743,975)		4,743,975

Total Investments (cost $1,893,531,358) — 99.7%		1,900,163,444
Other assets in excess of liabilities — 0.3%		6,537,609

NET ASSETS — 100.0%		$1,906,701,053

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $675,442,620 which represents 35.42% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.
(c)	Value determined using significant unobservable inputs.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2017.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.
(f)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $84,724,887, which was collateralized by cash used to purchase repurchase agreements with a value of $4,743,975 and by $82,266,725 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 09/30/2017 - 11/15/2046, a total value of $87,010,700.
(g)	Principal amounts are not adjusted for inflation.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $4,743,975.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
IO	Interest only
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	448	12/2017	USD	96,635,000	(211,076)
U.S. Treasury 5 Year Note	1,213	12/2017	USD	142,527,500	(1,188,891)

					(1,399,967)

Short Contracts
U.S. Treasury 10 Year Note	(1,007)	12/2017	USD	(126,189,687)	1,094,677

					1,094,677

					(305,290)

At September 30, 2017, the Fund had $460,208 segregated as collateral with the broker for open futures contracts.

Currency:
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities
Airlines	$—	$24,623,219	$—	$24,623,219
Automobiles	—	97,549,586	—	97,549,586
Credit Card	—	28,590,676	—	28,590,676
Home Equity	—	48,186,119	—	48,186,119
Other	—	255,432,725	19,541,727	274,974,452
Road & Rail	—	5,712,580	—	5,712,580

Total Asset-Backed Securities	$—	$460,094,905	$19,541,727	$479,636,632

Collateralized Mortgage Obligations	—	73,791,370	—	73,791,370
Commercial Mortgage-Backed Securities	—	62,905,239	—	62,905,239
Corporate Bonds	—	922,699,575	—	922,699,575
Futures Contracts	1,094,677	—	—	1,094,677
Loan Participations	—	17,563,801	—	17,563,801
Mortgage-Backed Securities	—	2,280,988	—	2,280,988
Municipal Bond	—	7,978,320	—	7,978,320
Repurchase Agreements	—	4,743,975	—	4,743,975
U.S. Treasury Obligations	—	328,563,544	—	328,563,544

Total Assets	$1,094,677	$1,880,621,717	$19,541,727	$1,901,258,121

Liabilities:
Futures Contracts	$(1,399,967)	$—	$—	$(1,399,967)

Total Liabilities	$(1,399,967)	$—	$—	$(1,399,967)

Total	$(305,290)	$1,880,621,717	$19,541,727	$1,899,858,154

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Short Term Bond Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset- Backed Securities	Total
Balance as of 12/31/16	$12,689,744	$12,689,744
Accrued Accretion/(Amortization)	2,244	2,244
Realized Gain/(Loss)	10,579	10,579
Change in Unrealized Appreciation/(Depreciation)	210,496	210,496
Purchases	—	—
Sales	(5,337,586)	(5,337,586)
Transfers Into Level 3	11,966,250	11,966,250
Transfers Out of Level 3	—	—

Balance as of 09/30/17	$19,541,727	$19,541,727

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/17	$210,496	$210,496

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$1,094,677

Total		$1,094,677

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,399,967)

Total		$(1,399,967)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 96.5%

	Shares	Value
Aerospace & Defense 1.4%
AAR Corp.	8,661	$327,212
Aerojet Rocketdyne Holdings, Inc.*	18,673	653,742
Aerovironment, Inc.*	5,686	307,726
Astronics Corp.*	5,780	171,955
Axon Enterprise, Inc.*(a)	13,607	308,471
Cubic Corp.	6,773	345,423
Curtiss-Wright Corp.	11,603	1,212,978
DigitalGlobe, Inc.*	16,703	588,781
Ducommun, Inc.*	2,785	89,259
Engility Holdings, Inc.*	5,128	177,839
Esterline Technologies Corp.*	7,065	636,910
KeyW Holding Corp. (The)*(a)	11,916	90,681
KLX, Inc.*	13,961	738,956
Kratos Defense & Security Solutions, Inc.*	19,280	252,182
Mercury Systems, Inc.*	12,570	652,132
Moog, Inc., Class A*	8,290	691,635
National Presto Industries, Inc.(a)	1,409	149,988
Sparton Corp.*	2,826	65,591
Triumph Group, Inc.(a)	13,197	392,611
Vectrus, Inc.*	2,935	90,515

		7,944,587

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	15,533	378,073
Atlas Air Worldwide Holdings, Inc.*	6,264	412,171
Echo Global Logistics, Inc.*	6,684	125,993
Forward Air Corp.	7,973	456,295
Hub Group, Inc., Class A*	8,505	365,290
Park-Ohio Holdings Corp.	2,368	107,981
Radiant Logistics, Inc.*	10,044	53,334

		1,899,137

Airlines 0.3%
Allegiant Travel Co.	3,356	441,985
Hawaiian Holdings, Inc.*	14,176	532,309
SkyWest, Inc.	13,473	591,465

		1,565,759

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc.*	22,714	399,312
Cooper Tire & Rubber Co.(a)	14,365	537,251
Cooper-Standard Holdings, Inc.*	4,732	548,770
Dana, Inc.	38,396	1,073,552
Dorman Products, Inc.*	7,368	527,696
Fox Factory Holding Corp.*	9,420	406,002
Gentherm, Inc.*	9,768	362,881
Horizon Global Corp.*	6,482	114,342
LCI Industries	6,543	758,007
Modine Manufacturing Co.*	12,816	246,708
Motorcar Parts of America, Inc.*	5,104	150,364
Shiloh Industries, Inc.*	3,987	41,465
Standard Motor Products, Inc.	5,763	278,065
Stoneridge, Inc.*	7,611	150,774
Superior Industries International, Inc.	6,985	116,300
Tenneco, Inc.	13,925	844,830
Tower International, Inc.	5,577	151,694

		6,708,013

Automobiles 0.1%
Winnebago Industries, Inc.	8,533	381,852

Banks 10.0%
1st Source Corp.	4,302	218,542
Access National Corp.	3,866	110,800
ACNB Corp.	1,607	44,514
Allegiance Bancshares, Inc.*	3,022	111,210
American National Bankshares, Inc.	2,274	93,689
Ameris Bancorp	9,857	473,136
Ames National Corp.	2,444	72,953
Arrow Financial Corp.	3,101	106,531
Atlantic Capital Bancshares, Inc.*	5,613	101,876
Banc of California, Inc.(a)	11,916	247,257
BancFirst Corp.	4,352	246,976
Banco Latinoamericano de Comercio Exterior SA, Class E	8,486	249,828
Bancorp, Inc. (The)*	13,908	115,019
BancorpSouth, Inc.	22,553	722,824
Bank of Commerce Holdings(a)	3,991	45,896
Bank of Marin Bancorp	1,736	118,916
Bank of NT Butterfield & Son Ltd. (The)	14,461	529,851
Bankwell Financial Group, Inc.	1,587	58,624
Banner Corp.	8,887	544,595
Bar Harbor Bankshares	4,046	126,883
BCB Bancorp, Inc.	2,568	35,824
Berkshire Hills Bancorp, Inc.	10,336	400,520
Blue Hills Bancorp, Inc.	6,594	126,605
Boston Private Financial Holdings, Inc.	22,017	364,381
Bridge Bancorp, Inc.	4,905	166,525
Brookline Bancorp, Inc.	20,379	315,874
Bryn Mawr Bank Corp.	4,473	195,917
BSB Bancorp, Inc.*	2,147	64,303
Byline Bancorp, Inc.*	1,312	27,893
C&F Financial Corp.	874	48,070
Cadence BanCorp*	2,301	52,739
California First National Bancorp	598	10,824
Camden National Corp.	4,249	185,426
Capital Bank Financial Corp., Class A	7,851	322,284
Capital City Bank Group, Inc.	2,753	66,100
Capstar Financial Holdings, Inc.*	2,284	44,721
Carolina Financial Corp.	3,578	128,379
Cathay General Bancorp	20,325	817,065
CenterState Bank Corp.	14,486	388,225
Central Pacific Financial Corp.	7,636	245,726
Central Valley Community Bancorp	2,318	51,691
Century Bancorp, Inc., Class A	910	72,891
Chemical Financial Corp.	19,134	999,943
Chemung Financial Corp.	836	39,376
Citizens & Northern Corp.	3,378	82,964
City Holding Co.	4,098	294,687
Civista Bancshares, Inc.	2,582	57,682
CNB Financial Corp.	3,937	107,559
CoBiz Financial, Inc.	10,320	202,685
Codorus Valley Bancorp, Inc.	2,210	67,869
Columbia Banking System, Inc.	15,606	657,169
Commerce Union Bancshares, Inc.	1,784	41,353
Community Bank System, Inc.	13,272	733,278
Community Bankers Trust Corp.*	5,527	50,848
Community Financial Corp. (The)(a)	1,022	36,148
Community Trust Bancorp, Inc.	4,147	192,835
ConnectOne Bancorp, Inc.	8,042	197,833
County Bancorp, Inc.	1,252	37,623
CU Bancorp*	4,377	169,718
Customers Bancorp, Inc.*	7,364	240,214
CVB Financial Corp.(a)	27,932	675,116
DNB Financial Corp.	787	27,702
Eagle Bancorp, Inc.*	8,496	569,657

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Enterprise Bancorp, Inc.	2,460	$89,323
Enterprise Financial Services Corp.	6,040	255,794
Equity Bancshares, Inc., Class A*	2,859	101,723
Evans Bancorp, Inc.(a)	1,209	52,229
Farmers & Merchants Bancorp, Inc.(a)	2,250	82,012
Farmers Capital Bank Corp.	2,041	85,824
Farmers National Banc Corp.	6,485	97,599
FB Financial Corp.*(a)	3,276	123,571
FCB Financial Holdings, Inc., Class A*	9,517	459,671
Fidelity Southern Corp.	5,879	138,980
Financial Institutions, Inc.	3,863	111,254
First Bancorp	6,568	226,005
First BanCorp*	49,581	253,855
First Bancorp, Inc.(a)	2,787	84,474
First Bancshares, Inc. (The)(a)	2,201	66,360
First Busey Corp.	10,135	317,834
First Business Financial Services, Inc.	2,289	52,075
First Citizens BancShares, Inc., Class A	2,000	747,780
First Commonwealth Financial Corp.	26,146	369,443
First Community Bancshares, Inc.	4,276	124,474
First Connecticut Bancorp, Inc.	3,778	101,061
First Financial Bancorp	16,486	431,109
First Financial Bankshares, Inc.(a)	17,165	775,858
First Financial Corp.	2,674	127,282
First Financial Northwest, Inc.	2,407	40,895
First Foundation, Inc.*	7,314	130,847
First Guaranty Bancshares, Inc.(a)	988	26,617
First Internet Bancorp	1,441	46,544
First Interstate BancSystem, Inc., Class A	6,943	265,570
First Merchants Corp.	10,973	471,071
First Mid-Illinois Bancshares, Inc.	2,711	104,102
First Midwest Bancorp, Inc.	27,554	645,315
First Northwest Bancorp*	3,028	51,779
First of Long Island Corp. (The)(a)	5,945	181,025
Flushing Financial Corp.	7,506	223,078
FNB Bancorp	1,343	45,555
Franklin Financial Network, Inc.*	3,096	110,372
Fulton Financial Corp.	46,301	868,144
German American Bancorp, Inc.(a)	5,723	217,646
Glacier Bancorp, Inc.(a)	20,504	774,231
Great Southern Bancorp, Inc.	2,859	159,103
Great Western Bancorp, Inc.	15,919	657,136
Green Bancorp, Inc.*	5,608	132,629
Guaranty Bancorp	6,308	175,362
Guaranty Bancshares, Inc.	529	16,923
Hancock Holding Co.	22,629	1,096,375
Hanmi Financial Corp.	8,770	271,431
HarborOne Bancorp, Inc.*	4,049	76,162
Heartland Financial USA, Inc.	6,599	325,991
Heritage Commerce Corp.	9,749	138,728
Heritage Financial Corp.	8,051	237,504
Hilltop Holdings, Inc.	19,174	498,524
Home BancShares, Inc.	42,453	1,070,657
HomeTrust Bancshares, Inc.*	4,456	114,296
Hope Bancorp, Inc.	34,503	611,048
Horizon Bancorp	5,722	166,911
Howard Bancorp, Inc.*	2,284	47,736
IBERIABANK Corp.	13,585	1,116,008
Independent Bank Corp.(a)	12,705	661,544
Independent Bank Group, Inc.	4,759	286,968
International Bancshares Corp.	14,707	589,751
Investar Holding Corp.(a)	2,160	52,056
Investors Bancorp, Inc.	68,354	932,349
Lakeland Bancorp, Inc.	12,054	245,902
Lakeland Financial Corp.	6,470	315,218
LCNB Corp.	2,273	47,619
LegacyTexas Financial Group, Inc.	12,752	509,060
Live Oak Bancshares, Inc.(a)	6,055	141,990
Macatawa Bank Corp.	6,993	71,748
MainSource Financial Group, Inc.	6,425	230,400
MB Financial, Inc.	21,861	984,182
MBT Financial Corp.	4,782	52,363
Mercantile Bank Corp.	4,273	149,128
Middlefield Banc Corp.	690	31,809
Midland States Bancorp, Inc.	4,113	130,300
MidSouth Bancorp, Inc.	2,370	28,558
MidWestOne Financial Group, Inc.	2,994	101,077
MutualFirst Financial, Inc.	1,634	62,827
National Bank Holdings Corp., Class A	6,476	231,128
National Bankshares, Inc.(a)	1,824	81,989
National Commerce Corp.*	2,817	120,568
NBT Bancorp, Inc.	11,398	418,535
Nicolet Bankshares, Inc.*	2,398	137,957
Northrim BanCorp, Inc.	1,811	63,294
Norwood Financial Corp.	1,513	46,177
OFG Bancorp	12,036	110,129
Ohio Valley Banc Corp.(a)	1,051	38,256
Old Line Bancshares, Inc.	2,240	62,720
Old National Bancorp	35,747	654,170
Old Point Financial Corp.	914	29,614
Old Second Bancorp, Inc.	7,582	101,978
Opus Bank*	5,643	135,432
Orrstown Financial Services, Inc.	1,882	46,862
Pacific Continental Corp.	5,572	150,165
Pacific Mercantile Bancorp*	4,032	36,893
Pacific Premier Bancorp, Inc.*(a)	10,572	399,093
Paragon Commercial Corp.*	1,115	62,953
Park National Corp.	3,579	386,496
Park Sterling Corp.	14,601	181,344
Parke Bancorp, Inc.(a)	1,470	32,634
Peapack Gladstone Financial Corp.	4,175	140,864
Penns Woods Bancorp, Inc.	1,365	63,432
Peoples Bancorp of North Carolina, Inc.(a)	1,090	38,826
Peoples Bancorp, Inc.	4,320	145,109
Peoples Financial Services Corp.	2,067	98,803
People’s Utah Bancorp(a)	3,544	115,003
Preferred Bank	3,363	202,957
Premier Financial Bancorp, Inc.	2,483	54,105
QCR Holdings, Inc.	3,351	152,470
RBB Bancorp*	707	16,183
Renasant Corp.	11,574	496,525
Republic Bancorp, Inc., Class A	2,583	100,453
Republic First Bancorp, Inc.*(a)	13,527	125,125
S&T Bancorp, Inc.	9,161	362,592
Sandy Spring Bancorp, Inc.	6,321	261,942
Seacoast Banking Corp. of Florida*	10,781	257,558
ServisFirst Bancshares, Inc.	12,401	481,779
Shore Bancshares, Inc.	3,340	55,611
Sierra Bancorp	3,285	89,188

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
Simmons First National Corp., Class A	8,166	$472,811
SmartFinancial, Inc.*	1,859	44,728
South State Corp.(a)	7,788	701,309
Southern First Bancshares, Inc.*	1,549	56,306
Southern National Bancorp of Virginia, Inc.	5,051	85,816
Southside Bancshares, Inc.	7,293	265,173
Southwest Bancorp, Inc.	4,871	134,196
State Bank Financial Corp.	10,121	289,967
Sterling Bancorp	35,634	878,378
Stock Yards Bancorp, Inc.	5,872	223,136
Summit Financial Group, Inc.	2,894	74,260
Sun Bancorp, Inc.	2,916	72,463
Sunshine Bancorp, Inc.*	1,966	45,690
Texas Capital Bancshares, Inc.*	13,412	1,150,750
Tompkins Financial Corp.	3,900	335,946
Towne Bank	15,044	503,974
TriCo Bancshares	5,444	221,843
TriState Capital Holdings, Inc.*	6,098	139,644
Triumph Bancorp, Inc.*	4,389	141,545
Trustmark Corp.	18,134	600,598
Two River Bancorp(a)	1,854	36,746
UMB Financial Corp.	12,087	900,361
Umpqua Holdings Corp.	59,465	1,160,162
Union Bankshares Corp.	11,667	411,845
Union Bankshares, Inc.(a)	1,022	49,465
United Bankshares, Inc.	26,336	978,382
United Community Banks, Inc.	18,898	539,349
United Security Bancshares(a)	3,314	31,483
Unity Bancorp, Inc.	1,944	38,491
Univest Corp. of Pennsylvania	7,007	224,224
Valley National Bancorp(a)	69,877	842,018
Veritex Holdings, Inc.*	4,461	120,269
Washington Trust Bancorp, Inc.(a)	4,200	240,450
WashingtonFirst Bankshares, Inc.	2,306	82,071
WesBanco, Inc.	11,354	465,741
West Bancorporation, Inc.	4,176	101,894
Westamerica Bancorporation	6,892	410,350
Wintrust Financial Corp.	14,948	1,170,578
Xenith Bankshares, Inc.*	1,379	44,817

		57,044,057

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	2,246	350,825
Castle Brands, Inc.*(a)	23,266	31,176
Coca-Cola Bottling Co. Consolidated	1,268	273,571
Craft Brew Alliance, Inc.*	3,365	59,056
MGP Ingredients, Inc.(a)	3,493	211,780
National Beverage Corp.	3,153	391,130
Primo Water Corp.*(a)	6,815	80,758

		1,398,296

Biotechnology 6.1%
Abeona Therapeutics, Inc.*(a)	6,460	110,143
Acceleron Pharma, Inc.*	8,636	322,296
Achaogen, Inc.*(a)	9,084	144,890
Achillion Pharmaceuticals, Inc.*	33,092	148,583
Acorda Therapeutics, Inc.*	11,336	268,096
Adamas Pharmaceuticals, Inc.*(a)	3,988	84,426
Aduro Biotech, Inc.*	10,993	117,075
Advaxis, Inc.*(a)	10,124	42,318
Agenus, Inc.*(a)	20,611	90,895
Aileron Therapeutics, Inc.*	1,173	15,695
Aimmune Therapeutics, Inc.*(a)	9,473	234,836
Akebia Therapeutics, Inc.*	11,882	233,719
Alder Biopharmaceuticals, Inc.*	16,429	201,255
AMAG Pharmaceuticals, Inc.*(a)	9,744	179,777
Amicus Therapeutics, Inc.*	44,102	665,058
AnaptysBio, Inc.*	3,108	108,625
Anavex Life Sciences Corp.*(a)	8,989	37,214
Ardelyx, Inc.*	8,400	47,040
Arena Pharmaceuticals, Inc.*	10,364	264,282
Array BioPharma, Inc.*(a)	46,556	572,639
Asterias Biotherapeutics, Inc.*(a)	5,899	20,057
Atara Biotherapeutics, Inc.*	6,439	106,565
Athenex, Inc.*(a)	1,672	29,277
Athersys, Inc.*(a)	28,403	58,510
Audentes Therapeutics, Inc.*	4,088	114,505
Avexis, Inc.*	6,618	640,159
Axovant Sciences Ltd.*(a)	8,835	60,785
Bellicum Pharmaceuticals, Inc.*(a)	7,335	84,719
BioCryst Pharmaceuticals, Inc.*	21,518	112,754
Biohaven Pharmaceutical Holding Co. Ltd.*	2,721	101,711
BioSpecifics Technologies Corp.*	1,611	74,944
BioTime, Inc.*(a)	20,012	56,834
Bluebird Bio, Inc.*	12,209	1,676,906
Blueprint Medicines Corp.*	10,464	729,027
Calithera Biosciences, Inc.*(a)	8,225	129,544
Calyxt, Inc.*(a)	2,079	50,915
Cara Therapeutics, Inc.*(a)	7,242	99,143
Cascadian Therapeutics, Inc.*(a)	9,097	37,207
Catalyst Pharmaceuticals, Inc.*(a)	19,101	48,135
Celldex Therapeutics, Inc.*(a)	32,675	93,451
ChemoCentryx, Inc.*	7,176	53,246
Chimerix, Inc.*	12,001	63,005
Clovis Oncology, Inc.*	11,671	961,690
Coherus Biosciences, Inc.*	10,338	138,012
Conatus Pharmaceuticals, Inc.*(a)	6,954	38,177
Concert Pharmaceuticals, Inc.*	4,880	71,980
Corbus Pharmaceuticals Holdings, Inc.*(a)	11,909	85,149
Corvus Pharmaceuticals, Inc.*	2,242	35,738
Curis, Inc.*	31,205	46,495
Cytokinetics, Inc.*	11,181	162,125
CytomX Therapeutics, Inc.*	7,789	141,526
Dynavax Technologies Corp.*(a)	16,142	347,053
Eagle Pharmaceuticals, Inc.*(a)	2,235	133,295
Edge Therapeutics, Inc.*(a)	4,378	46,976
Editas Medicine, Inc.*(a)	9,148	219,644
Emergent BioSolutions, Inc.*(a)	9,073	367,003
Enanta Pharmaceuticals, Inc.*	4,396	205,733
Epizyme, Inc.*(a)	11,075	210,979
Esperion Therapeutics, Inc.*	4,569	228,998
Exact Sciences Corp.*	31,418	1,480,416
Fate Therapeutics, Inc.*	10,043	39,770
FibroGen, Inc.*	17,860	960,868
Five Prime Therapeutics, Inc.*	7,238	296,107
Flexion Therapeutics, Inc.*(a)	7,145	172,766
Fortress Biotech, Inc.*(a)	8,817	38,971
Foundation Medicine, Inc.*(a)	3,716	149,383
G1 Therapeutics, Inc.*	1,994	49,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Genocea Biosciences, Inc.*(a)	7,608	$11,108
Genomic Health, Inc.*	5,202	166,932
Geron Corp.*(a)	41,861	91,257
Global Blood Therapeutics, Inc.*	9,964	309,382
Halozyme Therapeutics, Inc.*(a)	31,583	548,597
Heron Therapeutics, Inc.*(a)	12,296	198,580
Idera Pharmaceuticals, Inc.*(a)	27,484	61,289
Ignyta, Inc.*	13,427	165,823
Immune Design Corp.*	4,035	41,762
ImmunoGen, Inc.*	22,387	171,261
Immunomedics, Inc.*(a)	27,610	385,988
Inovio Pharmaceuticals, Inc.*	21,222	134,547
Insmed, Inc.*	20,029	625,105
Insys Therapeutics, Inc.*(a)	6,371	56,574
Intellia Therapeutics, Inc.*(a)	3,837	95,349
Invitae Corp.*(a)	10,480	98,198
Iovance Biotherapeutics, Inc.*	14,975	116,056
Ironwood Pharmaceuticals, Inc.*(a)	36,338	573,050
Jounce Therapeutics, Inc.*(a)	3,681	57,350
Karyopharm Therapeutics, Inc.*	9,073	99,622
Keryx Biopharmaceuticals, Inc.*(a)	24,320	172,672
Kindred Biosciences, Inc.*	5,530	43,411
Kite Pharma, Inc.*	13,070	2,350,117
Kura Oncology, Inc.*	5,109	76,380
La Jolla Pharmaceutical Co.*	4,710	163,814
Lexicon Pharmaceuticals, Inc.*(a)	11,336	139,319
Ligand Pharmaceuticals, Inc.*(a)	5,534	753,454
Loxo Oncology, Inc.*	6,133	564,972
MacroGenics, Inc.*	8,877	164,047
Madrigal Pharmaceuticals, Inc.*(a)	979	44,035
Matinas BioPharma Holdings, Inc.*(a)	14,209	18,756
MediciNova, Inc.*(a)	8,050	51,279
Merrimack Pharmaceuticals, Inc.(a)	3,399	49,421
Mersana Therapeutics, Inc.*	1,179	20,385
MiMedx Group, Inc.*(a)	27,508	326,795
Minerva Neurosciences, Inc.*	6,749	51,292
Miragen Therapeutics, Inc.*(a)	3,333	30,497
Momenta Pharmaceuticals, Inc.*	19,784	366,004
Myriad Genetics, Inc.*	17,361	628,121
NantKwest, Inc.*(a)	8,234	45,122
Natera, Inc.*	8,445	108,856
NewLink Genetics Corp.*(a)	6,291	64,042
Novavax, Inc.*(a)	74,750	85,215
Novelion Therapeutics, Inc.*(a)	3,947	27,747
Nymox Pharmaceutical Corp.*	7,490	28,612
Organovo Holdings, Inc.*(a)	25,851	57,389
Otonomy, Inc.*	7,584	24,648
Ovid therapeutics, Inc.*	1,372	11,758
PDL BioPharma, Inc.*	41,002	138,997
Pieris Pharmaceuticals, Inc.*(a)	9,188	52,923
Portola Pharmaceuticals, Inc.*	14,737	796,240
Progenics Pharmaceuticals, Inc.*(a)	18,704	137,661
Protagonist Therapeutics, Inc.*(a)	2,101	37,125
Prothena Corp. plc*(a)	10,368	671,535
PTC Therapeutics, Inc.*	10,698	214,067
Puma Biotechnology, Inc.*	7,743	927,224
Ra Pharmaceuticals, Inc.*	3,161	46,151
Radius Health, Inc.*(a)	10,040	387,042
Recro Pharma, Inc.*	3,599	32,319
REGENXBIO, Inc.*	7,406	244,028
Repligen Corp.*	10,008	383,507
Retrophin, Inc.*	10,096	251,289
Rigel Pharmaceuticals, Inc.*	34,331	87,201
Sage Therapeutics, Inc.*	9,315	580,325
Sangamo Therapeutics, Inc.*	22,133	331,995
Sarepta Therapeutics, Inc.*	15,945	723,265
Selecta Biosciences, Inc.*	4,042	73,767
Seres Therapeutics, Inc.*	4,940	79,238
Spark Therapeutics, Inc.*	7,192	641,239
Spectrum Pharmaceuticals, Inc.*	21,288	299,522
Stemline Therapeutics, Inc.*	5,597	62,127
Strongbridge Biopharma plc*	5,728	39,523
Syndax Pharmaceuticals, Inc.*	2,359	27,600
Synergy Pharmaceuticals, Inc.*(a)	61,217	177,529
Syros Pharmaceuticals, Inc.*(a)	3,343	49,209
TG Therapeutics, Inc.*(a)	13,077	154,962
Tocagen, Inc.*(a)	2,264	28,209
Trevena, Inc.*	12,329	31,439
Ultragenyx Pharmaceutical, Inc.*	10,675	568,551
Vanda Pharmaceuticals, Inc.*	11,850	212,115
VBI Vaccines, Inc.*	5,604	21,575
Veracyte, Inc.*	6,291	55,172
Versartis, Inc.*	8,420	20,629
Voyager Therapeutics, Inc.*	3,197	65,826
vTv Therapeutics, Inc., Class A*	1,753	10,483
XBiotech, Inc.*(a)	4,818	21,055
Xencor, Inc.*	10,240	234,701
ZIOPHARM Oncology, Inc.*(a)	33,812	207,606

		34,559,707

Building Products 1.2%
AAON, Inc.	10,881	375,122
Advanced Drainage Systems, Inc.	9,327	188,872
American Woodmark Corp.*	3,711	357,184
Apogee Enterprises, Inc.	7,656	369,478
Armstrong Flooring, Inc.*	6,468	101,871
Builders FirstSource, Inc.*	26,110	469,719
Caesarstone Ltd.*	6,112	182,138
Continental Building Products, Inc.*	10,681	277,706
CSW Industrials, Inc.*	3,979	176,469
Gibraltar Industries, Inc.*	8,480	264,152
Griffon Corp.	8,137	180,641
Insteel Industries, Inc.	4,822	125,902
JELD-WEN Holding, Inc.*	14,365	510,245
Masonite International Corp.*	8,038	556,230
NCI Building Systems, Inc.*	10,786	168,262
Patrick Industries, Inc.*	4,288	360,621
PGT Innovations, Inc.*	13,435	200,853
Ply Gem Holdings, Inc.*	5,921	100,953
Quanex Building Products Corp.	9,214	211,461
Simpson Manufacturing Co., Inc.	11,174	547,973
Trex Co., Inc.*	7,945	715,606
Universal Forest Products, Inc.	5,326	522,800

		6,964,258

Capital Markets 1.3%
Actua Corp.*	8,239	126,057
Arlington Asset Investment Corp., Class A(a)	5,838	74,318
Artisan Partners Asset Management, Inc., Class A(a)	12,212	398,111
Associated Capital Group, Inc., Class A	1,329	47,445

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Capital Markets (continued)
B. Riley Financial, Inc.	5,445	$92,837
Cohen & Steers, Inc.	5,814	229,595
Cowen, Inc.*	7,418	132,040
Diamond Hill Investment Group, Inc.	850	180,497
Donnelley Financial Solutions, Inc.*(a)	8,503	183,325
Evercore, Inc., Class A	10,439	837,730
Fifth Street Asset Management, Inc.	1,524	5,944
Financial Engines, Inc.	15,741	547,000
GAIN Capital Holdings, Inc.	10,193	65,133
GAMCO Investors, Inc., Class A	1,321	39,313
Greenhill & Co., Inc.	7,800	129,480
Hamilton Lane, Inc., Class A	3,874	104,017
Houlihan Lokey, Inc.	6,576	257,319
INTL. FCStone, Inc.*	4,016	153,893
Investment Technology Group, Inc.	8,586	190,094
Ladenburg Thalmann Financial Services, Inc.	28,469	81,991
Medley Management, Inc., Class A	1,744	10,726
Moelis & Co., Class A	8,307	357,616
OM Asset Management plc	19,562	291,865
Oppenheimer Holdings, Inc., Class A	2,648	45,943
Piper Jaffray Cos.	3,893	231,050
PJT Partners, Inc., Class A	4,897	187,604
Pzena Investment Management, Inc., Class A	4,081	44,442
Safeguard Scientifics, Inc.*	5,652	75,454
Silvercrest Asset Management Group, Inc., Class A	1,804	26,248
Stifel Financial Corp.	17,968	960,569
Virtu Financial, Inc., Class A	7,001	113,416
Virtus Investment Partners, Inc.(a)	1,807	209,702
Waddell & Reed Financial, Inc., Class A(a)	21,293	427,351
Westwood Holdings Group, Inc.	2,224	149,608
WisdomTree Investments, Inc.(a)	31,514	320,813

		7,328,546

Chemicals 2.1%
A Schulman, Inc.	7,365	251,515
Advanced Emissions Solutions, Inc.(a)	1,134	12,440
AdvanSix, Inc.*	8,082	321,259
AgroFresh Solutions, Inc.*(a)	5,834	41,013
American Vanguard Corp.	7,701	176,353
Balchem Corp.(a)	8,478	689,177
Calgon Carbon Corp.	14,160	303,024
Chase Corp.	1,900	211,660
Codexis, Inc.*	11,695	77,772
Core Molding Technologies, Inc.	1,933	42,410
Ferro Corp.*	22,372	498,896
Flotek Industries, Inc.*(a)	15,066	70,057
FutureFuel Corp.	6,531	102,798
GCP Applied Technologies, Inc.*	19,114	586,800
Hawkins, Inc.	2,566	104,693
HB Fuller Co.	13,486	782,997
Ingevity Corp.*	11,468	716,406
Innophos Holdings, Inc.	5,371	264,199
Innospec, Inc.	6,345	391,169
Intrepid Potash, Inc.*(a)	25,404	110,761
KMG Chemicals, Inc.	2,472	135,663
Koppers Holdings, Inc.*	5,488	253,271
Kraton Corp.*	7,979	322,671
Kronos Worldwide, Inc.	5,897	134,629
LSB Industries, Inc.*(a)	6,092	48,370
Minerals Technologies, Inc.	9,342	660,012
OMNOVA Solutions, Inc.*	11,856	129,823
PolyOne Corp.	21,369	855,401
Quaker Chemical Corp.(a)	3,481	515,014
Rayonier Advanced Materials, Inc.(a)	11,991	164,277
Sensient Technologies Corp.	11,593	891,734
Stepan Co.	5,277	441,474
Trecora Resources*	5,109	67,950
Tredegar Corp.	6,728	121,104
Trinseo SA	11,753	788,626
Tronox Ltd., Class A	18,015	380,117
Valhi, Inc.	9,338	22,691

		11,688,226

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	15,011	626,109
ACCO Brands Corp.*	28,629	340,685
Advanced Disposal Services, Inc.*	11,371	286,435
Aqua Metals, Inc.*(a)	3,671	25,146
ARC Document Solutions, Inc.*	10,135	41,452
Brady Corp., Class A	12,346	468,531
Brink’s Co. (The)	12,162	1,024,649
Casella Waste Systems, Inc., Class A*	10,484	197,099
CECO Environmental Corp.	7,506	63,501
Covanta Holding Corp.(a)	30,864	458,330
Deluxe Corp.	12,777	932,210
Ennis, Inc.	6,826	134,131
Essendant, Inc.	10,395	136,902
Healthcare Services Group, Inc.	19,163	1,034,227
Heritage-Crystal Clean, Inc.*	3,898	84,781
Herman Miller, Inc.	16,043	575,944
HNI Corp.	11,374	471,680
Hudson Technologies, Inc.*	9,785	76,421
InnerWorkings, Inc.*	12,632	142,110
Interface, Inc.	16,771	367,285
Kimball International, Inc., Class B	10,157	200,804
Knoll, Inc.	12,876	257,520
LSC Communications, Inc.	9,154	151,133
Matthews International Corp., Class A	8,111	504,910
McGrath RentCorp	6,443	281,881
Mobile Mini, Inc.	11,891	409,645
MSA Safety, Inc.	8,982	714,159
Multi-Color Corp.	3,579	293,299
NL Industries, Inc.*	1,961	17,943
Quad/Graphics, Inc.	8,755	197,951
RR Donnelley & Sons Co.	18,191	187,367
SP Plus Corp.*	4,846	191,417
Steelcase, Inc., Class A	23,074	355,340
Team, Inc.*(a)	7,736	103,276
Tetra Tech, Inc.	15,133	704,441
UniFirst Corp.	4,065	615,847
US Ecology, Inc.	6,013	323,499
Viad Corp.	5,499	334,889
VSE Corp.	2,284	129,868
West Corp.	11,816	277,322

		13,740,139

Communications Equipment 1.6%
Acacia Communications, Inc.*(a)	5,007	235,830
ADTRAN, Inc.	13,154	315,696
Aerohive Networks, Inc.*	8,509	34,802

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Communications Equipment (continued)
Applied Optoelectronics, Inc.*(a)	5,020	$324,643
CalAmp Corp.*	9,602	223,246
Calix, Inc.*	11,490	58,025
Ciena Corp.*	37,385	821,348
Clearfield, Inc.*(a)	3,126	42,514
Comtech Telecommunications Corp.	6,358	130,530
Digi International, Inc.*	7,137	75,652
EMCORE Corp.*	6,885	56,457
Extreme Networks, Inc.*	29,411	349,697
Finisar Corp.*	30,110	667,539
Harmonic, Inc.*	21,548	65,721
Infinera Corp.*	39,079	346,631
InterDigital, Inc.	9,102	671,272
KVH Industries, Inc.*	4,158	49,688
Lumentum Holdings, Inc.*	16,437	893,351
NETGEAR, Inc.*	8,694	413,834
NetScout Systems, Inc.*	22,929	741,753
Oclaro, Inc.*	44,767	386,339
Plantronics, Inc.	8,924	394,619
Quantenna Communications, Inc.*	5,702	95,851
Sonus Networks, Inc.*	13,372	102,296
Ubiquiti Networks, Inc.*(a)	6,239	349,509
ViaSat, Inc.*(a)	13,959	897,843
Viavi Solutions, Inc.*	61,792	584,552

		9,329,238

Construction & Engineering 1.1%
Aegion Corp.*	8,318	193,643
Ameresco, Inc., Class A*	5,325	41,535
Argan, Inc.(a)	3,923	263,822
Chicago Bridge & Iron Co. NV(a)	27,268	458,102
Comfort Systems USA, Inc.	9,966	355,786
Dycom Industries, Inc.*(a)	7,985	685,752
EMCOR Group, Inc.	15,522	1,076,916
Granite Construction, Inc.	10,624	615,661
Great Lakes Dredge & Dock Corp.*	15,929	77,256
HC2 Holdings, Inc.*	10,918	57,647
IES Holdings, Inc.*	2,101	36,347
KBR, Inc.	36,950	660,666
Layne Christensen Co.*	4,763	59,776
MasTec, Inc.*	17,847	828,101
MYR Group, Inc.*	4,025	117,288
Northwest Pipe Co.*	2,450	46,599
NV5 Global, Inc.*(a)	2,045	111,759
Orion Group Holdings, Inc.*	7,318	48,006
Primoris Services Corp.	10,752	316,324
Sterling Construction Co., Inc.*	6,790	103,412
Tutor Perini Corp.*	10,158	288,487

		6,442,885

Construction Materials 0.2%
Forterra, Inc.*(a)	5,031	22,640
Summit Materials, Inc., Class A*	28,857	924,290
United States Lime & Minerals, Inc.	505	42,420
US Concrete, Inc.*(a)	4,118	314,203

		1,303,553

Consumer Finance 0.6%
Elevate Credit, Inc.*	3,884	23,731
Encore Capital Group, Inc.*(a)	6,384	282,811
Enova International, Inc.*	8,880	119,436
EZCORP, Inc., Class A*	14,150	134,425

FirstCash, Inc.	12,762	805,920

Green Dot Corp., Class A*	12,316	610,627
LendingClub Corp.*	86,132	524,544
Nelnet, Inc., Class A	5,431	274,266
PRA Group, Inc.*(a)	12,359	354,086
Regional Management Corp.*	2,849	68,974
World Acceptance Corp.*	1,673	138,675

		3,337,495

Containers & Packaging 0.1%
Greif, Inc., Class A	6,901	403,985
Greif, Inc., Class B	1,533	98,495
Myers Industries, Inc.	5,781	121,112
UFP Technologies, Inc.*(a)	1,714	48,163

		671,755

Distributors 0.1%
Core-Mark Holding Co., Inc.	12,240	393,394
VOXX International Corp.*	5,255	44,930
Weyco Group, Inc.	1,702	48,303

		486,627

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.	16,846	603,929
American Public Education, Inc.*	4,374	92,073
Ascent Capital Group, Inc., Class A*	2,919	38,064
Bridgepoint Education, Inc.*	4,405	42,288
Cambium Learning Group, Inc.*	3,042	20,168
Capella Education Co.	3,137	220,061
Career Education Corp.*	17,914	186,126
Carriage Services, Inc.	4,110	105,216
Chegg, Inc.*(a)	25,248	374,680
Collectors Universe, Inc.	1,897	45,471
Grand Canyon Education, Inc.*	12,636	1,147,602
Houghton Mifflin Harcourt Co.*(a)	27,930	336,557
K12, Inc.*	9,167	163,539
Laureate Education, Inc., Class A*	9,487	138,036
Liberty Tax, Inc.	1,424	20,506
Regis Corp.*	8,752	124,891
Sotheby’s*	10,008	461,469
Strayer Education, Inc.	2,835	247,410
Weight Watchers International, Inc.*	7,593	330,675

		4,698,761

Diversified Financial Services 0.1%
FNFV Group*	16,188	277,624
Marlin Business Services Corp.	2,190	62,963
NewStar Financial, Inc.	8,233	96,655
On Deck Capital, Inc.*(a)	13,137	61,350
Tiptree, Inc.	7,682	48,012

		546,604

Diversified Telecommunication Services 0.7%
ATN International, Inc.	2,825	148,877
Cincinnati Bell, Inc.*	10,849	215,353
Cogent Communications Holdings, Inc.	11,238	549,538
Consolidated Communications Holdings, Inc.	17,478	333,480
Frontier Communications Corp.(a)	21,347	251,681
General Communication, Inc., Class A*	7,052	287,651
Globalstar, Inc.*(a)	119,880	195,404
Hawaiian Telcom Holdco, Inc.*	1,801	53,706
IDT Corp., Class B	4,733	66,641
Intelsat SA*(a)	7,553	35,499
Iridium Communications, Inc.*(a)	22,258	229,257

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Diversified Telecommunication Services (continued)
Lumos Networks Corp.*	5,910	$105,907
Ooma, Inc.*	4,585	48,372
ORBCOMM, Inc.*	17,993	188,387
pdvWireless, Inc.*	2,814	83,857
Straight Path Communications, Inc., Class B*	2,607	471,007
Vonage Holdings Corp.*	53,125	432,438
Windstream Holdings, Inc.(a)	51,941	91,936

		3,788,991

Electric Utilities 1.0%
ALLETE, Inc.	13,599	1,051,067
El Paso Electric Co.	10,863	600,181
Genie Energy Ltd., Class B	3,049	19,971
IDACORP, Inc.	13,437	1,181,515
MGE Energy, Inc.	9,378	605,819
Otter Tail Corp.	10,583	458,773
PNM Resources, Inc.	21,196	854,199
Portland General Electric Co.	23,819	1,087,099
Spark Energy, Inc., Class A(a)	2,776	41,640

		5,900,264

Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	1,903	48,222
Atkore International Group, Inc.*	8,848	172,624
AZZ, Inc.	6,957	338,806
Babcock & Wilcox Enterprises, Inc.*	12,723	42,368
Encore Wire Corp.	5,540	248,053
Energous Corp.*(a)	5,112	64,718
EnerSys	11,764	813,716
Generac Holdings, Inc.*	16,163	742,367
General Cable Corp.	13,382	252,251
LSI Industries, Inc.	6,538	43,216
Plug Power, Inc.*(a)	60,498	157,900
Powell Industries, Inc.	2,465	73,925
Preformed Line Products Co.	693	46,639
Revolution Lighting Technologies, Inc.*(a)	3,145	20,442
Sunrun, Inc.*(a)	23,014	127,728
Thermon Group Holdings, Inc.*	8,537	153,581
TPI Composites, Inc.*	2,878	64,294
Vicor Corp.*	4,283	101,079
Vivint Solar, Inc.*(a)	5,780	19,652

		3,531,581

Electronic Equipment, Instruments & Components 2.8%
Akoustis Technologies, Inc.*(a)	2,212	14,422
Anixter International, Inc.*	7,797	662,745
AVX Corp.	11,632	212,051
Badger Meter, Inc.(a)	7,712	377,888
Bel Fuse, Inc., Class B	2,621	81,775
Belden, Inc.	11,279	908,298
Benchmark Electronics, Inc.*	13,295	454,024
Control4 Corp.*	6,571	193,582
CTS Corp.	8,395	202,320
Daktronics, Inc.	10,471	110,678
Electro Scientific Industries, Inc.*	8,589	119,559
ePlus, Inc.*	3,528	326,164
Fabrinet*	9,836	364,522
FARO Technologies, Inc.*	4,416	168,912
Fitbit, Inc., Class A*(a)	47,509	330,663
II-VI, Inc.*	16,350	672,803
Insight Enterprises, Inc.*	9,575	439,684
Iteris, Inc.*	6,083	40,452
Itron, Inc.*	9,203	712,772
KEMET Corp.*	12,291	259,709
Kimball Electronics, Inc.*	7,134	154,451
Knowles Corp.*(a)	23,750	362,663
Littelfuse, Inc.	5,963	1,168,032
Maxwell Technologies, Inc.*(a)	8,486	43,533
Mesa Laboratories, Inc.(a)	794	118,560
Methode Electronics, Inc.	9,371	396,862
MicroVision, Inc.*(a)	18,306	50,891
MTS Systems Corp.	4,461	238,440
Napco Security Technologies, Inc.*	3,043	29,517
Novanta, Inc.*	8,493	370,295
OSI Systems, Inc.*	4,696	429,074
Park Electrochemical Corp.	5,514	102,009
PC Connection, Inc.	3,162	89,137
PCM, Inc.*	2,653	37,142
Plexus Corp.*	8,960	502,477
Radisys Corp.*	9,679	13,260
Rogers Corp.*	4,843	645,475
Sanmina Corp.*	19,780	734,827
ScanSource, Inc.*	6,320	275,868
SYNNEX Corp.	7,637	966,157
Systemax, Inc.	2,959	78,206
Tech Data Corp.*	9,411	836,167
TTM Technologies, Inc.*(a)	24,892	382,590
VeriFone Systems, Inc.*	29,308	594,366
Vishay Intertechnology, Inc.(a)	36,386	684,057
Vishay Precision Group, Inc.*	2,763	67,417

		16,024,496

Energy Equipment & Services 1.4%
Archrock, Inc.	19,369	243,081
Atwood Oceanics, Inc.*(a)	20,598	193,415
Basic Energy Services, Inc.*	4,683	90,382
Bristow Group, Inc.(a)	9,384	87,740
C&J Energy Services, Inc.*	12,509	374,895
CARBO Ceramics, Inc.*(a)	6,032	52,056
Diamond Offshore Drilling, Inc.*(a)	17,502	253,779
Dril-Quip, Inc.*	10,207	450,639
Ensco plc, Class A	82,463	492,304
Era Group, Inc.*	5,366	60,046
Exterran Corp.*	8,822	278,863
Fairmount Santrol Holdings, Inc.*(a)	42,060	201,047
Forum Energy Technologies, Inc.*	18,570	295,263
Frank’s International NV(a)	13,453	103,857
Geospace Technologies Corp.*	3,261	58,111
Gulf Island Fabrication, Inc.	3,498	44,425
Helix Energy Solutions Group, Inc.*	37,512	277,214
Independence Contract Drilling, Inc.*	8,012	30,446
Keane Group, Inc.*(a)	8,312	138,644
Key Energy Services, Inc.*(a)	2,721	35,836
Mammoth Energy Services, Inc.*(a)	2,683	45,235
Matrix Service Co.*	7,212	109,622
McDermott International, Inc.*	76,446	555,762
Natural Gas Services Group, Inc.*	3,272	92,925
NCS Multistage Holdings, Inc.*(a)	2,969	71,494
Newpark Resources, Inc.*	22,486	224,860
Noble Corp. plc*(a)	66,204	304,538
Oil States International, Inc.*	13,875	351,731
Parker Drilling Co.*	33,257	36,583

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Energy Equipment & Services (continued)
PHI, Inc. (Non-Voting)*	3,473	$40,843
Pioneer Energy Services Corp.*	20,178	51,454
ProPetro Holding Corp.*	6,808	97,695
Ranger Energy Services, Inc.*	1,109	16,302
RigNet, Inc.*	3,136	53,939
Rowan Cos. plc, Class A*	31,580	405,803
SEACOR Holdings, Inc.*	4,299	198,227
SEACOR Marine Holdings, Inc.*	4,322	67,596
Select Energy Services, Inc., Class A*	2,104	33,496
Smart Sand, Inc.*	5,840	39,595
Solaris Oilfield Infrastructure, Inc., Class A*	2,724	47,479
Superior Energy Services, Inc.*	41,120	439,162
Tesco Corp.*	12,552	68,408
TETRA Technologies, Inc.*	30,490	87,201
Unit Corp.*	14,051	289,170
US Silica Holdings, Inc.	22,074	685,839
Willbros Group, Inc.*	11,408	36,734

		8,213,736

Equity Real Estate Investment Trusts (REITs) 6.6%
Acadia Realty Trust	21,736	622,084
Agree Realty Corp.	7,279	357,253
Alexander & Baldwin, Inc.	12,549	581,395
Alexander’s, Inc.	563	238,763
Altisource Residential Corp.	14,020	155,762
American Assets Trust, Inc.	11,000	437,470
Armada Hoffler Properties, Inc.	12,723	175,705
Ashford Hospitality Prime, Inc.	7,601	72,210
Ashford Hospitality Trust, Inc.	20,870	139,203
Bluerock Residential Growth REIT, Inc.	7,192	79,544
CareTrust REIT, Inc.	19,617	373,508
CatchMark Timber Trust, Inc., Class A	10,328	130,236
CBL & Associates Properties, Inc.	45,491	381,669
Cedar Realty Trust, Inc.	22,899	128,692
Chatham Lodging Trust	10,041	214,074
Chesapeake Lodging Trust	15,929	429,605
City Office REIT, Inc.	8,965	123,448
Clipper Realty, Inc.	4,294	45,989
Community Healthcare Trust, Inc.	4,391	118,381
CorEnergy Infrastructure Trust, Inc.	3,465	122,488
Cousins Properties, Inc.	111,246	1,039,038
DiamondRock Hospitality Co.	54,162	593,074
Easterly Government Properties, Inc.	10,516	217,366
EastGroup Properties, Inc.	9,036	796,252
Education Realty Trust, Inc.	19,833	712,600
Farmland Partners, Inc.	9,462	85,536
First Industrial Realty Trust, Inc.	31,370	943,923
First Potomac Realty Trust	16,165	180,078
Four Corners Property Trust, Inc.	16,458	410,133
Franklin Street Properties Corp.	28,103	298,454
GEO Group, Inc. (The)	32,901	885,037
Getty Realty Corp.	7,460	213,431
Gladstone Commercial Corp.	7,077	157,605
Global Medical REIT, Inc.	4,202	37,734
Global Net Lease, Inc.	17,442	381,805
Government Properties Income Trust	20,455	383,940
Gramercy Property Trust	40,242	1,217,321
Healthcare Realty Trust, Inc.	32,454	1,049,562
Hersha Hospitality Trust	10,585	197,622
Independence Realty Trust, Inc.	17,706	180,070
InfraREIT, Inc.	11,811	264,212
Investors Real Estate Trust	32,436	198,184
iStar, Inc.*	19,221	226,808
Jernigan Capital, Inc.	3,388	69,623
Kite Realty Group Trust	22,188	449,307
LaSalle Hotel Properties	30,156	875,127
Lexington Realty Trust	57,379	586,413
LTC Properties, Inc.	10,406	488,874
Mack-Cali Realty Corp.	23,656	560,884
MedEquities Realty Trust, Inc.	8,555	100,521
Monmouth Real Estate Investment Corp.	19,222	311,204
National Health Investors, Inc.	10,569	816,878
National Storage Affiliates Trust	12,254	297,037
New Senior Investment Group, Inc.	20,616	188,636
NexPoint Residential Trust, Inc.	5,028	119,314
NorthStar Realty Europe Corp.	14,718	188,538
One Liberty Properties, Inc.	4,272	104,066
Parkway, Inc.	11,347	261,321
Pebblebrook Hotel Trust	18,233	658,941
Pennsylvania REIT	18,266	191,610
Physicians Realty Trust	46,985	833,044
Potlatch Corp.	10,946	558,246
Preferred Apartment Communities, Inc., Class A	8,611	162,576
PS Business Parks, Inc.	5,333	711,956
QTS Realty Trust, Inc., Class A	12,644	662,040
Quality Care Properties, Inc.*	25,496	395,188
RAIT Financial Trust	23,185	16,925
Ramco-Gershenson Properties Trust	21,117	274,732
Retail Opportunity Investments Corp.	28,990	551,100
Rexford Industrial Realty, Inc.	18,727	535,967
RLJ Lodging Trust	44,942	988,724
Ryman Hospitality Properties, Inc.	11,925	745,193
Sabra Health Care REIT, Inc.	46,728	1,025,212
Safety Income and Growth, Inc.	2,228	41,530
Saul Centers, Inc.	3,086	191,054
Select Income REIT	16,440	385,025
Seritage Growth Properties, Class A	6,702	308,761
STAG Industrial, Inc.	24,440	671,367
Starwood Waypoint Homes*	33,942	1,234,471
Summit Hotel Properties, Inc.	27,849	445,306
Sunstone Hotel Investors, Inc.	59,964	963,621
Terreno Realty Corp.	13,317	481,809
Tier REIT, Inc.	13,119	253,197
UMH Properties, Inc.	7,753	120,559
Universal Health Realty Income Trust	3,481	262,781
Urban Edge Properties	25,797	622,224
Urstadt Biddle Properties, Inc., Class A	7,002	151,943
Washington Prime Group, Inc.	48,745	406,046
Washington REIT	20,368	667,256
Whitestone REIT	10,937	142,728
Xenia Hotels & Resorts, Inc.	29,029	611,060

		37,287,199

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	7,197	246,497
Chefs’ Warehouse, Inc. (The)*	5,655	109,141
Ingles Markets, Inc., Class A	3,904	100,333
Natural Grocers by Vitamin Cottage, Inc.*(a)	2,355	13,141
Performance Food Group Co.*	22,379	632,207

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Food & Staples Retailing (continued)
PriceSmart, Inc.	5,941	$530,234
Smart & Final Stores, Inc.*	6,334	49,722
SpartanNash Co.	9,905	261,195
SUPERVALU, Inc.*(a)	10,212	222,111
United Natural Foods, Inc.*	13,527	562,588
Village Super Market, Inc., Class A	2,038	50,420
Weis Markets, Inc.	2,308	100,398

		2,877,987

Food Products 1.2%
Alico, Inc.	938	32,033
Amplify Snack Brands, Inc.*(a)	8,147	57,762
B&G Foods, Inc.(a)	17,757	565,561
Calavo Growers, Inc.(a)	4,325	316,590
Cal-Maine Foods, Inc.*(a)	8,022	329,704
Darling Ingredients, Inc.*	44,218	774,699
Dean Foods Co.	24,715	268,899
Farmer Brothers Co.*	2,246	73,781
Fresh Del Monte Produce, Inc.	8,748	397,684
Freshpet, Inc.*	6,125	95,856
Hostess Brands, Inc.*	21,603	295,097
J&J Snack Foods Corp.(a)	4,053	532,159
John B Sanfilippo & Son, Inc.	2,346	157,909
Lancaster Colony Corp.	5,065	608,408
Landec Corp.*	6,937	89,834
Lifeway Foods, Inc.*	1,188	10,573
Limoneira Co.	3,412	79,056
Omega Protein Corp.	5,795	96,487
Sanderson Farms, Inc.	5,397	871,724
Seneca Foods Corp., Class A*	1,968	67,896
Snyder’s-Lance, Inc.	22,680	865,015
Tootsie Roll Industries, Inc.(a)	4,568	173,584

		6,760,311

Gas Utilities 1.2%
Chesapeake Utilities Corp.	4,189	327,789
New Jersey Resources Corp.	22,782	960,261
Northwest Natural Gas Co.	7,448	479,651
ONE Gas, Inc.	13,848	1,019,767
RGC Resources, Inc.(a)	1,676	47,884
South Jersey Industries, Inc.	21,517	742,982
Southwest Gas Holdings, Inc.	12,523	972,035
Spire, Inc.	12,509	933,797
WGL Holdings, Inc.	13,619	1,146,720

		6,630,886

Health Care Equipment & Supplies 3.5%
Abaxis, Inc.	5,589	249,549
Accuray, Inc.*	21,142	84,568
Analogic Corp.	3,325	278,469
AngioDynamics, Inc.*	9,797	167,431
Anika Therapeutics, Inc.*	3,969	230,202
Antares Pharma, Inc.*(a)	38,453	124,588
AtriCure, Inc.*	8,736	195,424
Atrion Corp.	383	257,376
AxoGen, Inc.*	7,315	141,545
Cantel Medical Corp.	9,798	922,678
Cardiovascular Systems, Inc.*	8,563	241,048
Cerus Corp.*	28,181	76,934
ConforMIS, Inc.*(a)	9,815	34,549
CONMED Corp.	7,389	387,701
Corindus Vascular Robotics, Inc.*(a)	22,558	34,288
CryoLife, Inc.*	8,751	198,648
Cutera, Inc.*	3,327	137,571
Endologix, Inc.*	22,616	100,867
Entellus Medical, Inc.*(a)	3,286	60,660
Exactech, Inc.*	2,921	96,247
FONAR Corp.*	1,617	49,318
GenMark Diagnostics, Inc.*	13,312	128,195
Glaukos Corp.*(a)	7,743	255,519
Globus Medical, Inc., Class A*	18,868	560,757
Haemonetics Corp.*	14,135	634,237
Halyard Health, Inc.*	12,579	566,432
Heska Corp.*	1,650	145,348
ICU Medical, Inc.*	4,049	752,507
Inogen, Inc.*	4,585	436,033
Insulet Corp.*	15,513	854,456
Integer Holdings Corp.*	8,211	419,993
Integra LifeSciences Holdings Corp.*	16,902	853,213
Invacare Corp.(a)	8,647	136,190
iRhythm Technologies, Inc.*	3,734	193,720
K2M Group Holdings, Inc.*	10,892	231,019
Lantheus Holdings, Inc.*	8,029	142,916
LeMaitre Vascular, Inc.	3,759	140,662
LivaNova plc*	12,742	892,705
Masimo Corp.*	11,907	1,030,670
Meridian Bioscience, Inc.	11,705	167,381
Merit Medical Systems, Inc.*	13,099	554,743
Natus Medical, Inc.*	8,739	327,712
Neogen Corp.*	9,989	773,748
Nevro Corp.*	7,495	681,146
Novocure Ltd.*	15,574	309,144
NuVasive, Inc.*	13,396	742,942
NxStage Medical, Inc.*	17,115	472,374
Obalon Therapeutics, Inc.*(a)	2,267	21,605
OraSure Technologies, Inc.*	14,992	337,320
Orthofix International NV*	4,682	221,225
Oxford Immunotec Global plc*	5,934	99,691
Penumbra, Inc.*	7,906	713,912
Pulse Biosciences, Inc.*(a)	2,439	45,390
Quidel Corp.*	7,504	329,125
Quotient Ltd.*	7,163	35,314
Rockwell Medical, Inc.*(a)	13,328	114,088
RTI Surgical, Inc.*	15,091	68,664
Sientra, Inc.*(a)	3,758	57,873
STAAR Surgical Co.*	10,513	130,887
Surmodics, Inc.*	3,388	105,028
Tactile Systems Technology, Inc.*(a)	2,462	76,199
Utah Medical Products, Inc.	1,001	73,624
Varex Imaging Corp.*	10,143	343,239
ViewRay, Inc.*(a)	7,867	45,314
Viveve Medical, Inc.*(a)	4,043	21,185
Wright Medical Group NV*(a)	28,198	729,482

		20,042,588

Health Care Providers & Services 2.0%
AAC Holdings, Inc.*(a)	2,770	27,506
Aceto Corp.	8,213	92,232
Addus HomeCare Corp.*	2,263	79,884
Almost Family, Inc.*	3,432	184,298
Amedisys, Inc.*	7,667	429,045
American Renal Associates Holdings, Inc.*(a)	2,465	36,901
AMN Healthcare Services, Inc.*(a)	12,759	583,086
BioScrip, Inc.*(a)	34,201	94,053

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Providers & Services (continued)
BioTelemetry, Inc.*	7,537	$248,721
Capital Senior Living Corp.*	6,766	84,913
Chemed Corp.	4,150	838,508
Civitas Solutions, Inc.*	4,228	78,007
Community Health Systems, Inc.*(a)	25,870	198,682
CorVel Corp.*	2,343	127,459
Cross Country Healthcare, Inc.*	9,516	135,413
Diplomat Pharmacy, Inc.*	12,767	264,405
Ensign Group, Inc. (The)	12,764	288,339
Genesis Healthcare, Inc.*	9,027	10,471
HealthEquity, Inc.*	13,428	679,188
HealthSouth Corp.	25,949	1,202,736
Kindred Healthcare, Inc.	23,476	159,637
Landauer, Inc.	2,474	166,500
LHC Group, Inc.*	4,200	297,864
Magellan Health, Inc.*	6,343	547,401
Molina Healthcare, Inc.*	11,576	795,966
National HealthCare Corp.	2,985	186,771
National Research Corp., Class A	2,424	91,385
Owens & Minor, Inc.	15,643	456,776
PetIQ, Inc.*	1,693	45,846
PharMerica Corp.*	8,188	239,908
Providence Service Corp. (The)*	3,135	169,541
R1 RCM, Inc.*(a)	27,331	101,398
RadNet, Inc.*	9,578	110,626
Select Medical Holdings Corp.*	28,709	551,213
Surgery Partners, Inc.*(a)	5,217	53,996
Teladoc, Inc.*(a)	14,514	481,139
Tenet Healthcare Corp.*(a)	22,056	362,380
Tivity Health, Inc.*	9,825	400,860
Triple-S Management Corp., Class B*	6,413	151,860
US Physical Therapy, Inc.	3,320	204,014

		11,258,928

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*	48,999	697,256
Castlight Health, Inc., Class B*(a)	17,340	74,562
Computer Programs & Systems, Inc.(a)	3,053	90,216
Cotiviti Holdings, Inc.*(a)	9,895	356,022
Evolent Health, Inc., Class A*(a)	13,735	244,483
HealthStream, Inc.*	7,207	168,427
HMS Holdings Corp.*(a)	22,586	448,558
Inovalon Holdings, Inc., Class A*(a)	16,901	288,162
Medidata Solutions, Inc.*	14,988	1,169,963
NantHealth, Inc.*	4,765	19,632
Omnicell, Inc.*(a)	9,901	505,446
Quality Systems, Inc.*	14,220	223,681
Simulations Plus, Inc.	2,806	43,493
Tabula Rasa HealthCare, Inc.*	2,505	66,984
Vocera Communications, Inc.*	7,552	236,906

		4,633,791

Hotels, Restaurants & Leisure 2.9%
Belmond Ltd., Class A*(a)	24,276	331,367
Biglari Holdings, Inc.*	272	90,655
BJ’s Restaurants, Inc.*	5,641	171,768
Bloomin’ Brands, Inc.	24,332	428,243
Bob Evans Farms, Inc.	5,324	412,663
Bojangles’, Inc.*	4,645	62,707
Boyd Gaming Corp.	22,284	580,498
Brinker International, Inc.(a)	12,884	410,484
Buffalo Wild Wings, Inc.*	4,048	427,874
Caesars Acquisition Co., Class A*	13,175	282,604
Caesars Entertainment Corp.*(a)	15,289	204,108
Carrols Restaurant Group, Inc.*	9,557	104,171
Century Casinos, Inc.*	5,661	46,477
Cheesecake Factory, Inc. (The)(a)	11,759	495,289
Churchill Downs, Inc.	3,641	750,774
Chuy’s Holdings, Inc.*	4,443	93,525
Cracker Barrel Old Country Store, Inc.	5,061	767,349
Dave & Buster’s Entertainment, Inc.*	11,022	578,435
Del Frisco’s Restaurant Group, Inc.*	5,041	73,347
Del Taco Restaurants, Inc.*	8,856	135,851
Denny’s Corp.*	17,181	213,903
DineEquity, Inc.(a)	4,746	203,983
Drive Shack, Inc.	16,750	60,468
El Pollo Loco Holdings, Inc.*	5,606	68,113
Eldorado Resorts, Inc.*(a)	12,561	322,190
Empire Resorts, Inc.*	770	17,209
Fiesta Restaurant Group, Inc.*(a)	6,527	124,013
Fogo De Chao, Inc.*	2,474	30,678
Golden Entertainment, Inc.*	2,866	69,873
Habit Restaurants, Inc. (The), Class A*(a)	5,455	71,188
ILG, Inc.	28,694	766,991
Inspired Entertainment, Inc.*(a)	1,071	14,191
International Speedway Corp., Class A	6,685	240,660
J Alexander’s Holdings, Inc.*	3,438	39,881
Jack in the Box, Inc.	7,787	793,651
La Quinta Holdings, Inc.*	21,246	371,805
Lindblad Expeditions Holdings, Inc.*	5,394	57,716
Marcus Corp. (The)	5,056	140,051
Marriott Vacations Worldwide Corp.	5,949	740,829
Monarch Casino & Resort, Inc.*	2,808	111,000
Nathan’s Famous, Inc.*	836	61,822
Noodles & Co.*(a)	3,323	14,621
Papa John’s International, Inc.	7,326	535,311
Penn National Gaming, Inc.*	20,965	490,371
Pinnacle Entertainment, Inc.*	14,380	306,438
Planet Fitness, Inc., Class A	22,872	617,087
Potbelly Corp.*	6,606	81,914
RCI Hospitality Holdings, Inc.	2,377	58,831
Red Lion Hotels Corp.*	3,574	30,915
Red Robin Gourmet Burgers, Inc.*	3,438	230,346
Red Rock Resorts, Inc., Class A	18,512	428,738
Ruby Tuesday, Inc.*	16,730	35,802
Ruth’s Hospitality Group, Inc.	7,714	161,608
Scientific Games Corp., Class A*	14,412	660,790
SeaWorld Entertainment, Inc.*(a)	17,933	232,950
Shake Shack, Inc., Class A*(a)	5,992	199,114
Sonic Corp.(a)	11,140	283,513
Speedway Motorsports, Inc.	3,009	64,092
Texas Roadhouse, Inc.	17,950	882,063
Wingstop, Inc.(a)	7,612	253,099
Zoe’s Kitchen, Inc.*(a)	5,376	67,899

		16,603,906

Household Durables 1.4%
AV Homes, Inc.*	3,390	58,138
Bassett Furniture Industries, Inc.	2,868	108,124
Beazer Homes USA, Inc.*	8,479	158,896
Cavco Industries, Inc.*	2,273	335,381
Century Communities, Inc.*	5,156	127,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Household Durables (continued)
CSS Industries, Inc.	2,550	$73,491
Ethan Allen Interiors, Inc.	6,725	217,890
Flexsteel Industries, Inc.	2,024	102,617
GoPro, Inc., Class A*(a)	28,115	309,546
Green Brick Partners, Inc.*	5,626	55,697
Helen of Troy Ltd.*	7,353	712,506
Hooker Furniture Corp.	3,180	151,845
Hovnanian Enterprises, Inc., Class A*	32,882	63,462
Installed Building Products, Inc.*	5,813	376,682
iRobot Corp.*(a)	7,027	541,501
KB Home	22,538	543,617
La-Z-Boy, Inc.	13,151	353,762
LGI Homes, Inc.*(a)	4,680	227,308
Libbey, Inc.	5,751	53,254
Lifetime Brands, Inc.	2,752	50,362
M/I Homes, Inc.*	6,529	174,520
MDC Holdings, Inc.	11,195	371,786
Meritage Homes Corp.*	10,285	456,654
NACCO Industries, Inc., Class A	1,042	89,404
New Home Co., Inc. (The)*	3,928	43,836
PICO Holdings, Inc.*	5,784	96,593
Taylor Morrison Home Corp., Class A*	18,579	409,667
TopBuild Corp.*	9,961	649,158
TRI Pointe Group, Inc.*	39,039	539,129
Universal Electronics, Inc.*	3,796	240,666
William Lyon Homes, Class A*	6,670	153,343
ZAGG, Inc.*	7,566	119,165

		7,965,353

Household Products 0.3%
Central Garden & Pet Co.*	2,633	102,266
Central Garden & Pet Co., Class A*	9,498	353,230
HRG Group, Inc.*(a)	31,998	499,489
Oil-Dri Corp. of America	1,294	63,316
Orchids Paper Products Co.(a)	2,353	33,130
WD-40 Co.(a)	3,541	396,238

		1,447,669

Independent Power and Renewable Electricity Producers 0.4%
Atlantic Power Corp.*	33,542	82,178
Dynegy, Inc.*	30,102	294,699
NRG Yield, Inc., Class A	9,637	182,814
NRG Yield, Inc., Class C	16,777	323,796
Ormat Technologies, Inc.	10,640	649,572
Pattern Energy Group, Inc.	19,215	463,081
TerraForm Global, Inc., Class A*	25,278	120,070
TerraForm Power, Inc., Class A*	21,872	289,148

		2,405,358

Industrial Conglomerates 0.1%
Raven Industries, Inc.	9,389	304,204

Insurance 2.4%
Ambac Financial Group, Inc.*	11,333	195,608
American Equity Investment Life Holding Co.	23,021	669,451
AMERISAFE, Inc.	5,186	301,825
AmTrust Financial Services, Inc.(a)	23,128	311,303
Argo Group International Holdings Ltd.	7,509	461,804
Atlas Financial Holdings, Inc.*	2,648	50,047
Baldwin & Lyons, Inc., Class B	2,467	55,631
Blue Capital Reinsurance Holdings Ltd.	1,666	27,406
Citizens, Inc.*(a)	13,157	96,704
CNO Financial Group, Inc.	44,617	1,041,361
Crawford & Co., Class B	3,649	43,642
Donegal Group, Inc., Class A	2,087	33,663
eHealth, Inc.*	4,199	100,314
EMC Insurance Group, Inc.	2,234	62,887
Employers Holdings, Inc.	8,687	394,824
Enstar Group Ltd.*	3,032	674,165
FBL Financial Group, Inc., Class A	2,696	200,852
Federated National Holding Co.	3,871	60,426
Fidelity & Guaranty Life(a)	3,156	97,994
Genworth Financial, Inc., Class A*	131,966	508,069
Global Indemnity Ltd.*	2,442	103,541
Greenlight Capital Re Ltd., Class A*	8,375	181,319
Hallmark Financial Services, Inc.*	3,722	43,212
HCI Group, Inc.	2,345	89,696
Health Insurance Innovations, Inc., Class A*	3,024	43,848
Heritage Insurance Holdings, Inc.(a)	7,474	98,732
Horace Mann Educators Corp.	11,011	433,283
Independence Holding Co.	1,986	50,146
Infinity Property & Casualty Corp.	2,917	274,781
Investors Title Co.	389	69,658
James River Group Holdings Ltd.	5,757	238,800
Kemper Corp.	10,394	550,882
Kingstone Cos., Inc.(a)	2,411	39,299
Kinsale Capital Group, Inc.	3,916	169,054
Maiden Holdings Ltd.	16,493	131,119
MBIA, Inc.*	33,995	295,756
National General Holdings Corp.	13,532	258,597
National Western Life Group, Inc., Class A	612	213,588
Navigators Group, Inc. (The)	5,561	324,484
NI Holdings, Inc.*(a)	2,766	49,511
Primerica, Inc.(a)	12,292	1,002,413
RLI Corp.	10,274	589,317
Safety Insurance Group, Inc.	3,863	294,747
Selective Insurance Group, Inc.	15,341	826,113
State Auto Financial Corp.	4,213	110,507
State National Cos., Inc.	8,272	173,629
Stewart Information Services Corp.	5,755	217,309
Third Point Reinsurance Ltd.*	20,773	324,059
Trupanion, Inc.*(a)	6,048	159,728
United Fire Group, Inc.	5,806	266,031
United Insurance Holdings Corp.(a)	4,756	77,523
Universal Insurance Holdings, Inc.(a)	8,866	203,918
WMIH Corp.*	55,700	52,915

		13,345,491

Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc., Class A*	6,427	63,306
Duluth Holdings, Inc., Class B*(a)	2,682	54,418
FTD Cos., Inc.*	4,891	63,779
Gaia, Inc.*	2,204	26,448
Groupon, Inc.*	91,635	476,502
HSN, Inc.	8,747	341,570
Lands’ End, Inc.*	3,589	47,375
Liberty TripAdvisor Holdings, Inc., Class A*	19,398	239,565
Nutrisystem, Inc.	7,832	437,809
Overstock.com, Inc.*	4,483	133,145
PetMed Express, Inc.(a)	5,430	180,004
Shutterfly, Inc.*	8,816	427,400

		2,491,321

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Internet Software & Services 2.9%
2U, Inc.*	11,802	$661,384
Alarm.com Holdings, Inc.*	5,456	246,502
Alteryx, Inc., Class A*(a)	2,450	49,906
Amber Road, Inc.*	5,389	41,388
Angie’s List, Inc.*	11,533	143,701
Appfolio, Inc., Class A*	2,088	100,120
Apptio, Inc., Class A*	5,773	106,627
Bankrate, Inc.*	12,269	171,153
Bazaarvoice, Inc.*	22,666	112,197
Benefitfocus, Inc.*(a)	4,298	144,628
Blucora, Inc.*	11,650	294,745
Box, Inc., Class A*	21,238	410,318
Brightcove, Inc.*	8,456	60,883
Carbonite, Inc.*	6,741	148,302
Care.com, Inc.*	3,713	59,000
Cars.com, Inc.*(a)	19,011	505,883
ChannelAdvisor Corp.*	6,542	75,233
Cimpress NV*	6,580	642,603
Cloudera, Inc.*(a)	3,922	65,184
CommerceHub, Inc., Series A*	3,743	84,480
CommerceHub, Inc., Series C*	7,768	165,847
Cornerstone OnDemand, Inc.*	14,064	571,139
Coupa Software, Inc.*	8,033	250,228
DHI Group, Inc.*	13,913	36,174
Endurance International Group Holdings, Inc.*	14,680	120,376
Envestnet, Inc.*	11,688	596,088
Etsy, Inc.*	31,252	527,534
Five9, Inc.*	14,020	335,078
Gogo, Inc.*(a)	15,870	187,425
GrubHub, Inc.*(a)	22,896	1,205,703
GTT Communications, Inc.*	8,335	263,803
Hortonworks, Inc.*	12,911	218,841
Instructure, Inc.*	5,728	189,883
Internap Corp.*	21,537	93,686
j2 Global, Inc.(a)	12,322	910,349
Leaf Group Ltd.*	3,044	21,004
Limelight Networks, Inc.*	19,185	76,164
Liquidity Services, Inc.*	6,029	35,571
LivePerson, Inc.*	14,193	192,315
Meet Group, Inc. (The)*	18,244	66,408
MINDBODY, Inc., Class A*(a)	11,194	289,365
MuleSoft, Inc., Class A*(a)	6,302	126,922
New Relic, Inc.*	7,916	394,217
NIC, Inc.	17,014	291,790
Nutanix, Inc., Class A*(a)	14,933	334,350
Okta, Inc.*	3,549	100,117
Ominto, Inc.*(a)	3,729	16,780
Q2 Holdings, Inc.*	8,450	351,942
QuinStreet, Inc.*	9,039	66,437
Quotient Technology, Inc.*	19,872	310,997
Reis, Inc.	2,566	46,188
Shutterstock, Inc.*	5,029	167,415
SPS Commerce, Inc.*	4,627	262,397
Stamps.com, Inc.*(a)	4,203	851,738
TechTarget, Inc.*	4,854	57,957
Tintri, Inc.*	3,530	11,084
Trade Desk, Inc. (The), Class A*	6,287	386,713
TrueCar, Inc.*(a)	18,351	289,762
Tucows, Inc., Class A*(a)	2,404	140,754
Twilio, Inc., Class A*(a)	16,820	502,077
Veritone, Inc.*(a)	615	27,952
Web.com Group, Inc.*	10,360	259,000
XO Group, Inc.*	7,040	138,477
Yelp, Inc.*	20,660	894,578
Yext, Inc.*(a)	3,543	47,051

		16,553,913

IT Services 1.8%
Acxiom Corp.*	20,995	517,317
Blackhawk Network Holdings, Inc.*	14,434	632,209
CACI International, Inc., Class A*	6,547	912,324
Cardtronics plc, Class A*	12,216	281,090
Cass Information Systems, Inc.	2,754	174,714
Convergys Corp.	24,499	634,279
CSG Systems International, Inc.	8,601	344,900
EPAM Systems, Inc.*	13,082	1,150,300
Everi Holdings, Inc.*	17,121	129,948
EVERTEC, Inc.	15,639	247,878
ExlService Holdings, Inc.*	8,866	517,065
Forrester Research, Inc.	2,825	118,226
Hackett Group, Inc. (The)	6,466	98,219
Information Services Group, Inc.*(a)	8,575	34,472
ManTech International Corp., Class A	6,925	305,739
MAXIMUS, Inc.	16,981	1,095,275
MoneyGram International, Inc.*	7,926	127,688
Perficient, Inc.*	9,600	188,832
Planet Payment, Inc.*	11,851	50,841
Presidio, Inc.*(a)	5,106	72,250
Science Applications International Corp.	11,820	790,167
ServiceSource International, Inc.*	20,338	70,370
StarTek, Inc.*	2,804	32,947
Sykes Enterprises, Inc.*	10,532	307,113
Syntel, Inc.	9,085	178,520
TeleTech Holdings, Inc.	3,824	159,652
Travelport Worldwide Ltd.	33,593	527,410
Unisys Corp.*(a)	13,690	116,365
Virtusa Corp.*	7,466	282,065

		10,098,175

Leisure Products 0.3%
Acushnet Holdings Corp.(a)	6,045	107,359
American Outdoor Brands Corp.*(a)	13,744	209,596
Callaway Golf Co.	25,327	365,469
Clarus Corp.*	5,305	39,788
Escalade, Inc.	2,567	34,911
Johnson Outdoors, Inc., Class A	1,294	94,824
Malibu Boats, Inc., Class A*	5,525	174,811
Marine Products Corp.	2,687	43,126
MCBC Holdings, Inc.*	4,935	100,575
Nautilus, Inc.*	8,404	142,028
Sturm Ruger & Co., Inc.(a)	4,687	242,318
Vista Outdoor, Inc.*(a)	15,494	355,432

		1,910,237

Life Sciences Tools & Services 0.8%
Accelerate Diagnostics, Inc.*(a)	6,996	157,060
Cambrex Corp.*	8,776	482,680
Enzo Biochem, Inc.*	10,845	113,547
Fluidigm Corp.*	7,865	39,640
INC Research Holdings, Inc., Class A*	14,729	770,327
Luminex Corp.	10,977	223,162
Medpace Holdings, Inc.*	1,765	56,303

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Life Sciences Tools & Services (continued)
NanoString Technologies, Inc.*	5,073	$81,980
NeoGenomics, Inc.*	14,928	166,149
Pacific Biosciences of California, Inc.*(a)	26,745	140,411
PAREXEL International Corp.*	13,363	1,177,013
PRA Health Sciences, Inc.*	13,172	1,003,311

		4,411,583

Machinery 3.6%
Actuant Corp., Class A(a)	15,878	406,477
Alamo Group, Inc.	2,619	281,202
Albany International Corp., Class A	7,680	440,832
Altra Industrial Motion Corp.	7,715	371,092
American Railcar Industries, Inc.(a)	2,076	80,134
Astec Industries, Inc.	5,721	320,433
Barnes Group, Inc.	13,235	932,273
Blue Bird Corp.*	1,865	38,419
Briggs & Stratton Corp.	10,683	251,050
Chart Industries, Inc.*	8,219	322,431
CIRCOR International, Inc.	4,440	241,669
Columbus McKinnon Corp.	5,836	221,009
Commercial Vehicle Group, Inc.*	6,681	49,105
DMC Global, Inc.	3,648	61,651
Douglas Dynamics, Inc.	5,970	235,218
Eastern Co. (The)(a)	1,443	41,414
Energy Recovery, Inc.*(a)	9,555	75,485
EnPro Industries, Inc.	5,519	444,445
ESCO Technologies, Inc.	6,836	409,818
ExOne Co. (The)*(a)	3,398	38,601
Federal Signal Corp.	16,081	342,204
Franklin Electric Co., Inc.	12,354	554,077
FreightCar America, Inc.	3,153	61,673
Gencor Industries, Inc.*	2,050	36,183
Global Brass & Copper Holdings, Inc.	5,870	198,406
Gorman-Rupp Co. (The)	4,751	154,740
Graham Corp.	2,668	55,574
Greenbrier Cos., Inc. (The)(a)	7,334	353,132
Hardinge, Inc.	3,078	47,001
Harsco Corp.*	21,716	453,864
Hillenbrand, Inc.	17,105	664,529
Hurco Cos., Inc.	1,695	70,512
Hyster-Yale Materials Handling, Inc.	2,773	211,968
John Bean Technologies Corp.(a)	8,481	857,429
Kadant, Inc.	2,913	287,076
Kennametal, Inc.	21,105	851,376
LB Foster Co., Class A*	2,173	49,436
Lindsay Corp.	2,867	263,477
Lydall, Inc.*	4,488	257,162
Manitowoc Co., Inc. (The)*	33,327	299,943
Meritor, Inc.*	22,199	577,396
Milacron Holdings Corp.*	13,722	231,353
Miller Industries, Inc.	2,894	80,887
Mueller Industries, Inc.	15,260	533,337
Mueller Water Products, Inc., Class A	40,303	515,878
Navistar International Corp.*	13,326	587,277
NN, Inc.	7,408	214,832
Omega Flex, Inc.	707	50,791
Proto Labs, Inc.*(a)	6,626	532,068
RBC Bearings, Inc.*	6,240	780,936
REV Group, Inc.(a)	3,410	98,072
Rexnord Corp.*	28,122	714,580
Spartan Motors, Inc.	8,974	99,163
SPX Corp.*	11,473	336,618
SPX FLOW, Inc.*	11,173	430,831
Standex International Corp.	3,420	363,204
Sun Hydraulics Corp.	6,474	349,596
Tennant Co.	4,723	312,663
Titan International, Inc.	13,444	136,457
TriMas Corp.*	12,121	327,267
Twin Disc, Inc.*	2,183	40,626
Wabash National Corp.(a)	15,273	348,530
Watts Water Technologies, Inc., Class A	7,504	519,277
Woodward, Inc.	14,252	1,106,098

		20,620,257

Marine 0.1%
Costamare, Inc.	12,782	78,993
Eagle Bulk Shipping, Inc.*	10,168	46,061
Genco Shipping & Trading Ltd.*(a)	1,945	22,543
Matson, Inc.	11,619	327,423
Navios Maritime Holdings, Inc.*	23,621	39,447
Safe Bulkers, Inc.*	12,493	34,231
Scorpio Bulkers, Inc.*	14,790	104,269

		652,967

Media 1.3%
AMC Entertainment Holdings, Inc., Class A(a)	14,991	220,368
Beasley Broadcast Group, Inc., Class A	1,294	15,140
Central European Media Enterprises Ltd., Class A*(a)	20,464	82,879
Clear Channel Outdoor Holdings, Inc., Class A	9,888	45,979
Daily Journal Corp.*(a)	288	62,960
Emerald Expositions Events, Inc.(a)	4,381	101,814
Entercom Communications Corp., Class A(a)	7,240	82,898
Entravision Communications Corp., Class A	18,145	103,426
Eros International plc*(a)	6,370	91,091
EW Scripps Co. (The), Class A*	15,097	288,504
Gannett Co., Inc.	31,497	283,473
Global Eagle Entertainment, Inc.*(a)	12,637	43,219
Gray Television, Inc.*	16,761	263,148
Hemisphere Media Group, Inc.*	4,263	50,943
IMAX Corp.*(a)	14,638	331,551
Liberty Media Corp.-Liberty Braves, Class C*	9,311	235,289
Liberty Media Corp-Liberty Braves, Class A*	2,539	64,414
Loral Space & Communications, Inc.*(a)	3,569	176,665
MDC Partners, Inc., Class A*(a)	14,886	163,746
Meredith Corp.(a)	10,672	592,296
MSG Networks, Inc., Class A*	16,042	340,090
National CineMedia, Inc.	17,480	122,010
New Media Investment Group, Inc.	13,087	193,557
New York Times Co. (The), Class A	33,635	659,246
Nexstar Media Group, Inc., Class A	12,038	749,967
Reading International, Inc., Class A*	4,801	75,472
Saga Communications, Inc., Class A	966	44,050
Salem Media Group, Inc.	2,950	19,470
Scholastic Corp.	7,174	266,873
Sinclair Broadcast Group, Inc., Class A	19,162	614,142
Time, Inc.	26,136	352,836

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Media (continued)
Townsquare Media, Inc., Class A*	2,680	$26,800
tronc, Inc.*	5,611	81,528
WideOpenWest, Inc.*	5,096	76,848
World Wrestling Entertainment, Inc., Class A(a)	10,017	235,900

		7,158,592

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	83,993	469,521
Allegheny Technologies, Inc.*(a)	29,199	697,856
Ampco-Pittsburgh Corp.	2,249	39,133
Carpenter Technology Corp.	12,439	597,445
Century Aluminum Co.*	13,432	222,703
Cleveland-Cliffs, Inc.*	80,659	576,712
Coeur Mining, Inc.*	48,355	444,382
Commercial Metals Co.	30,976	589,473
Compass Minerals International, Inc.(a)	8,759	568,459
Gold Resource Corp.(a)	13,761	51,604
Handy & Harman Ltd.*	668	21,743
Haynes International, Inc.	3,334	119,724
Hecla Mining Co.	106,614	535,202
Kaiser Aluminum Corp.	4,238	437,107
Klondex Mines Ltd.*	47,278	172,092
Materion Corp.	5,522	238,274
Olympic Steel, Inc.	2,552	56,144
Ramaco Resources, Inc.*(a)	1,586	10,515
Ryerson Holding Corp.*	3,615	39,223
Schnitzer Steel Industries, Inc., Class A	7,222	203,299
SunCoke Energy, Inc.*	17,382	158,872
TimkenSteel Corp.*(a)	11,109	183,299
Warrior Met Coal, Inc.	4,507	106,230
Worthington Industries, Inc.	12,159	559,314

		7,098,326

Mortgage Real Estate Investment Trusts (REITs) 0.9%
AG Mortgage Investment Trust, Inc.	7,667	147,513
Anworth Mortgage Asset Corp.	27,665	166,267
Apollo Commercial Real Estate Finance, Inc.	27,913	505,504
Ares Commercial Real Estate Corp.	7,872	104,776
ARMOUR Residential REIT, Inc.	9,872	265,557
Capstead Mortgage Corp.	26,648	257,153
Cherry Hill Mortgage Investment Corp.	3,246	58,753
CYS Investments, Inc.	40,904	353,410
Dynex Capital, Inc.	11,710	85,132
Ellington Residential Mortgage REIT	3,108	45,128
Granite Point Mortgage Trust, Inc.(a)	2,363	44,259
Great Ajax Corp.	4,968	69,999
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,044	317,882
Invesco Mortgage Capital, Inc.	29,806	510,577
KKR Real Estate Finance Trust, Inc.	2,858	60,132
Ladder Capital Corp.	20,220	278,632
MTGE Investment Corp.	12,162	235,943
New York Mortgage Trust, Inc.	30,154	185,447
Orchid Island Capital, Inc.	11,033	112,426
Owens Realty Mortgage, Inc.	2,719	49,513
PennyMac Mortgage Investment Trust	17,434	303,177
Redwood Trust, Inc.	21,291	346,830
Resource Capital Corp.	8,641	93,150
Sutherland Asset Management Corp.	4,918	77,213
TPG RE Finance Trust, Inc.*	2,493	49,287
Western Asset Mortgage Capital Corp.	11,868	124,258

		4,847,918

Multiline Retail 0.3%
Big Lots, Inc.(a)	11,577	620,180
Dillard’s, Inc., Class A(a)	3,587	201,123
Fred’s, Inc., Class A(a)	9,854	63,460
JC Penney Co., Inc.*(a)	84,080	320,345
Ollie’s Bargain Outlet Holdings, Inc.*	12,822	594,941
Sears Holdings Corp.*(a)	3,038	22,177

		1,822,226

Multi-Utilities 0.5%
Avista Corp.	17,068	883,610
Black Hills Corp.(a)	14,198	977,816
NorthWestern Corp.	12,850	731,679
Unitil Corp.	3,797	187,800

		2,780,905

Oil, Gas & Consumable Fuels 2.1%
Abraxas Petroleum Corp.*	45,000	84,600
Adams Resources & Energy, Inc.	528	21,912
Approach Resources, Inc.*(a)	11,578	29,061
Arch Coal, Inc., Class A(a)	5,506	395,000
Ardmore Shipping Corp.*	7,389	60,959
Bill Barrett Corp.*	18,969	81,377
Bonanza Creek Energy, Inc.*	5,489	181,082
California Resources Corp.*(a)	11,668	122,047
Callon Petroleum Co.*(a)	54,614	613,861
Carrizo Oil & Gas, Inc.*	19,828	339,654
Clean Energy Fuels Corp.*	36,715	91,053
Cloud Peak Energy, Inc.*	20,084	73,507
Contango Oil & Gas Co.*	6,916	34,788
CVR Energy, Inc.(a)	4,318	111,836
Delek US Energy, Inc.	20,528	548,713
Denbury Resources, Inc.*	108,019	144,746
DHT Holdings, Inc.	21,992	87,528
Dorian LPG Ltd.*	5,123	34,939
Earthstone Energy, Inc.*	4,206	46,224
Eclipse Resources Corp.*	23,578	58,945
Energy XXI Gulf Coast, Inc.*	8,025	82,979
EP Energy Corp., Class A*(a)	10,616	34,608
Evolution Petroleum Corp.	7,888	56,794
Frontline Ltd.(a)	21,224	128,193
GasLog Ltd.(a)	11,050	192,823
Gastar Exploration, Inc.*(a)	49,209	43,284
Gener8 Maritime, Inc.*	12,684	57,205
Golar LNG Ltd.	25,865	584,808
Green Plains, Inc.	10,063	202,770
Halcon Resources Corp.*(a)	33,289	226,365
Hallador Energy Co.	3,995	22,851
International Seaways, Inc.*	7,863	154,901
Isramco, Inc.*	232	26,912
Jagged Peak Energy, Inc.*(a)	14,540	198,616
Jones Energy, Inc., Class A*(a)	16,948	32,540
Lilis Energy, Inc.*(a)	11,287	50,453
Matador Resources Co.*(a)	24,063	653,310
Midstates Petroleum Co., Inc.*	3,083	47,910
Navios Maritime Acquisition Corp.	22,206	27,091
Nordic American Tankers Ltd.(a)	26,381	140,875
Oasis Petroleum, Inc.*(a)	63,064	575,144
Overseas Shipholding Group, Inc., Class A*	9,983	26,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pacific Ethanol, Inc.*	11,141	$61,833
Panhandle Oil and Gas, Inc., Class A	4,465	106,267
Par Pacific Holdings, Inc.*	8,446	175,677
PDC Energy, Inc.*	17,401	853,171
Peabody Energy Corp.*	16,736	485,511
Penn Virginia Corp.*	3,855	154,123
Renewable Energy Group, Inc.*(a)	10,235	124,355
Resolute Energy Corp.*(a)	5,880	174,577
REX American Resources Corp.*	1,520	142,622
Ring Energy, Inc.*	13,529	196,035
Sanchez Energy Corp.*(a)	14,335	69,095
SandRidge Energy, Inc.*	9,443	189,710
Scorpio Tankers, Inc.	53,967	185,107
SemGroup Corp., Class A	17,834	512,728
Ship Finance International Ltd.(a)	16,676	241,802
SilverBow Resources, Inc.*(a)	1,891	46,424
SRC Energy, Inc.*	54,429	526,328
Stone Energy Corp.*(a)	5,286	153,611
Teekay Corp.	13,465	120,242
Teekay Tankers Ltd., Class A	32,336	52,384
Tellurian, Inc.*(a)	14,855	158,651
Ultra Petroleum Corp.*	52,683	456,762
Uranium Energy Corp.*(a)	36,305	50,101
W&T Offshore, Inc.*	25,685	78,339
Westmoreland Coal Co.*	5,529	14,099
WildHorse Resource Development Corp.*(a)	5,450	72,594

		12,130,667

Paper & Forest Products 0.6%
Boise Cascade Co.*	10,471	365,438
Clearwater Paper Corp.*	4,064	200,152
Deltic Timber Corp.	2,978	263,345
KapStone Paper and Packaging Corp.	23,261	499,879
Louisiana-Pacific Corp.*	38,554	1,044,042
Neenah Paper, Inc.	4,466	382,066
PH Glatfelter Co.	12,071	234,781
Schweitzer-Mauduit International, Inc.	8,141	337,526
Verso Corp., Class A*	9,199	46,823

		3,374,052

Personal Products 0.1%
elf Beauty, Inc.*(a)	5,605	126,393
Inter Parfums, Inc.	4,371	180,304
Medifast, Inc.	3,005	178,407
Natural Health Trends Corp.(a)	2,130	50,907
Nature’s Sunshine Products, Inc.	2,743	27,841
Revlon, Inc., Class A*(a)	3,355	82,365
USANA Health Sciences, Inc.*	3,140	181,178

		827,395

Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.*	6,043	155,970
Aerie Pharmaceuticals, Inc.*(a)	8,808	428,069
Akcea Therapeutics, Inc.*(a)	3,922	108,522
Amphastar Pharmaceuticals, Inc.*	9,937	177,574
ANI Pharmaceuticals, Inc.*	2,129	111,751
Aratana Therapeutics, Inc.*	10,172	62,354
Assembly Biosciences, Inc.*	3,707	129,448
Catalent, Inc.*	33,503	1,337,440
Cempra, Inc.*	12,465	40,511
Clearside Biomedical, Inc.*(a)	5,569	48,673
Collegium Pharmaceutical, Inc.*(a)	6,136	64,367
Corcept Therapeutics, Inc.*	24,512	473,082
Corium International, Inc.*	6,871	76,131
Depomed, Inc.*(a)	15,558	90,081
Dermira, Inc.*	10,294	277,938
Dova Pharmaceuticals, Inc.*(a)	1,216	29,524
Durect Corp.*(a)	34,753	61,513
Horizon Pharma plc*	43,405	550,375
Impax Laboratories, Inc.*	19,566	397,190
Innoviva, Inc.*	20,565	290,378
Intersect ENT, Inc.*	7,093	220,947
Intra-Cellular Therapies, Inc.*	8,804	138,927
Kala Pharmaceuticals, Inc.*	2,020	46,137
Lannett Co., Inc.*(a)	7,741	142,821
Medicines Co. (The)*(a)	18,633	690,166
MyoKardia, Inc.*	5,139	220,206
Nektar Therapeutics*	39,962	959,088
Neos Therapeutics, Inc.*(a)	6,952	63,611
Novus Therapeutics, Inc.*	1	5
Ocular Therapeutix, Inc.*(a)	5,426	33,533
Omeros Corp.*(a)	11,975	258,900
Pacira Pharmaceuticals, Inc.*	10,618	398,706
Paratek Pharmaceuticals, Inc.*	6,356	159,536
Phibro Animal Health Corp., Class A	5,264	195,031
Prestige Brands Holdings, Inc.*	14,346	718,591
Reata Pharmaceuticals, Inc., Class A*	2,964	92,180
Revance Therapeutics, Inc.*	5,640	155,382
SciClone Pharmaceuticals, Inc.*	13,986	156,643
Sienna Biopharmaceuticals, Inc.*	1,159	25,788
Sucampo Pharmaceuticals, Inc., Class A*(a)	6,484	76,511
Supernus Pharmaceuticals, Inc.*	12,625	505,000
Teligent, Inc.*(a)	11,151	74,823
Tetraphase Pharmaceuticals, Inc.*	13,388	91,574
TherapeuticsMD, Inc.*(a)	41,908	221,693
Theravance Biopharma, Inc.*(a)	11,244	384,995
WaVe Life Sciences Ltd.*(a)	3,196	69,513
Zogenix, Inc.*	6,383	223,724
Zynerba Pharmaceuticals, Inc.*(a)	3,095	25,874

		11,260,796

Professional Services 1.2%
Acacia Research Corp.*	13,289	60,465
Advisory Board Co. (The)*	10,646	570,892
Barrett Business Services, Inc.	1,876	106,050
BG Staffing, Inc.	1,931	31,958
CBIZ, Inc.*	13,514	219,602
Cogint, Inc.*(a)	4,065	19,918
CRA International, Inc.	2,376	97,535
Exponent, Inc.	6,963	514,566
Franklin Covey Co.*	3,130	63,539
FTI Consulting, Inc.*	10,205	362,073
GP Strategies Corp.*	3,541	109,240
Heidrick & Struggles International, Inc.	4,881	103,233
Hill International, Inc.*	9,162	43,519
Huron Consulting Group, Inc.*	5,854	200,792
ICF International, Inc.*	4,600	248,170
Insperity, Inc.	4,940	434,720
Kelly Services, Inc., Class A	8,155	204,609
Kforce, Inc.	6,656	134,451
Korn/Ferry International	13,823	545,041
Mistras Group, Inc.*	4,764	97,662
Navigant Consulting, Inc.*	12,042	203,751

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Professional Services (continued)
On Assignment, Inc.*(a)	13,698	$735,309
Pendrell Corp.*	3,016	20,599
Resources Connection, Inc.	7,469	103,819
RPX Corp.*	12,452	165,363
TriNet Group, Inc.*	11,159	375,166
TrueBlue, Inc.*	11,290	253,461
WageWorks, Inc.*	10,483	636,318
Willdan Group, Inc.*	2,044	66,348

		6,728,169

Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA*(a)	3,287	85,035
Consolidated-Tomoka Land Co.	1,132	67,999
Forestar Group, Inc.*(b)	9,459	162,695
FRP Holdings, Inc.*	1,755	79,414
HFF, Inc., Class A	9,577	378,866
Kennedy-Wilson Holdings, Inc.(a)	22,240	412,552
Marcus & Millichap, Inc.*	4,038	108,986
Maui Land & Pineapple Co., Inc.*	1,716	23,938
RE/MAX Holdings, Inc., Class A	4,935	313,619
Redfin Corp.*(a)	2,689	67,467
RMR Group, Inc. (The), Class A	1,992	102,289
St Joe Co. (The)*	13,101	246,954
Stratus Properties, Inc.	1,635	49,540
Tejon Ranch Co.*	3,645	76,909
Trinity Place Holdings, Inc.*	4,227	29,674

		2,205,937

Road & Rail 0.8%
ArcBest Corp.	6,576	219,967
Avis Budget Group, Inc.*	19,811	754,007
Covenant Transportation Group, Inc., Class A*	3,228	93,548
Daseke, Inc.*(a)	5,378	70,183
Heartland Express, Inc.	12,354	309,838
Hertz Global Holdings, Inc.*(a)	14,920	333,611
Knight-Swift Transportation Holdings, Inc.*	33,434	1,389,183
Marten Transport Ltd.	10,573	217,275
Roadrunner Transportation Systems, Inc.*	7,839	74,706
Saia, Inc.*	6,781	424,830
Schneider National, Inc., Class B	8,748	221,324
Universal Logistics Holdings, Inc.	2,002	40,941
Werner Enterprises, Inc.	12,746	465,866
YRC Worldwide, Inc.*	8,704	120,115

		4,735,394

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	10,637	859,044
Alpha & Omega Semiconductor Ltd.*	5,016	82,714
Ambarella, Inc.*(a)	8,617	422,319
Amkor Technology, Inc.*	26,917	283,974
Axcelis Technologies, Inc.*	8,095	221,398
AXT, Inc.*	9,947	91,015
Brooks Automation, Inc.	18,263	554,465
Cabot Microelectronics Corp.	6,712	536,490
CEVA, Inc.*	5,840	249,952
Cirrus Logic, Inc.*	17,092	911,345
Cohu, Inc.	7,295	173,913
Cree, Inc.*	26,321	741,989
CyberOptics Corp.*	1,847	30,014
Diodes, Inc.*	10,179	304,657
DSP Group, Inc.*	5,765	74,945
Entegris, Inc.*	38,060	1,098,031
FormFactor, Inc.*	19,012	320,352
GSI Technology, Inc.*	3,715	27,008
Ichor Holdings Ltd.*	4,557	122,128
Impinj, Inc.*(a)	4,875	202,849
Inphi Corp.*(a)	11,406	452,704
Integrated Device Technology, Inc.*	35,554	945,025
IXYS Corp.*	6,638	157,321
Kopin Corp.*(a)	17,193	71,695
Lattice Semiconductor Corp.*	32,797	170,872
MACOM Technology Solutions Holdings, Inc.*(a)	10,935	487,810
MaxLinear, Inc.*	16,290	386,887
MKS Instruments, Inc.	14,333	1,353,752
Monolithic Power Systems, Inc.	10,590	1,128,365
Nanometrics, Inc.*	6,413	184,694
NeoPhotonics Corp.*(a)	8,570	47,649
NVE Corp.	1,325	104,635
PDF Solutions, Inc.*(a)	7,403	114,672
Photronics, Inc.*	17,486	154,751
Pixelworks, Inc.*(a)	7,653	36,046
Power Integrations, Inc.	7,713	564,592
Rambus, Inc.*	29,196	389,767
Rudolph Technologies, Inc.*	8,053	211,794
Semtech Corp.*	17,387	652,882
Sigma Designs, Inc.*	9,595	60,449
Silicon Laboratories, Inc.*	11,306	903,349
SMART Global Holdings, Inc.*(a)	5,155	138,051
SunPower Corp.*(a)	16,168	117,865
Synaptics, Inc.*(a)	9,024	353,560
Ultra Clean Holdings, Inc.*	8,947	273,957
Veeco Instruments, Inc.*	12,719	272,187
Xcerra Corp.*	15,035	148,095
Xperi Corp.	13,222	334,517

		17,526,545

Software 3.4%
8x8, Inc.*	23,759	320,746
A10 Networks, Inc.*	12,175	92,043
ACI Worldwide, Inc.*	30,992	705,998
Agilysys, Inc.*	3,829	45,757
American Software, Inc., Class A	6,500	73,840
Aspen Technology, Inc.*	19,984	1,255,195
Barracuda Networks, Inc.*	6,814	165,103
Blackbaud, Inc.	12,805	1,124,279
Blackline, Inc.*(a)	4,057	138,425
Bottomline Technologies de, Inc.*	10,740	341,854
BroadSoft, Inc.*(a)	8,305	417,741
Callidus Software, Inc.*	17,371	428,195
CommVault Systems, Inc.*	10,403	632,502
Digimarc Corp.*(a)	2,621	95,929
Ebix, Inc.(a)	6,476	422,559
Ellie Mae, Inc.*	8,957	735,638
Everbridge, Inc.*	4,566	120,634
Exa Corp.*(a)	3,761	90,941
Fair Isaac Corp.	8,090	1,136,645
Gigamon, Inc.*	9,793	412,775
Glu Mobile, Inc.*(a)	26,810	100,806
HubSpot, Inc.*	9,088	763,846
Imperva, Inc.*	9,050	392,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Software (continued)
Majesco*	1,607	$8,019
MicroStrategy, Inc., Class A*	2,555	326,299
Mitek Systems, Inc.*	8,175	77,662
MobileIron, Inc.*	13,135	48,600
Model N, Inc.*	6,405	95,755
Monotype Imaging Holdings, Inc.	11,312	217,756
Park City Group, Inc.*(a)	3,543	43,047
Paycom Software, Inc.*(a)	13,090	981,226
Paylocity Holding Corp.*	7,002	341,838
Pegasystems, Inc.(a)	9,701	559,263
Progress Software Corp.	12,863	490,981
Proofpoint, Inc.*(a)	11,592	1,011,054
PROS Holdings, Inc.*(a)	7,002	168,958
QAD, Inc., Class A	2,776	95,356
Qualys, Inc.*	8,463	438,383
Rapid7, Inc.*	5,431	95,586
RealNetworks, Inc.*	5,890	28,272
RealPage, Inc.*(a)	15,811	630,859
RingCentral, Inc., Class A*	16,854	703,655
Rosetta Stone, Inc.*	5,169	52,775
Rubicon Project, Inc. (The)*	10,378	40,370
SecureWorks Corp., Class A*	1,624	20,056
Silver Spring Networks, Inc.*	10,518	170,076
Synchronoss Technologies, Inc.*	11,060	103,190
Telenav, Inc.*	8,919	56,636
TiVo Corp.	31,510	625,474
Upland Software, Inc.*	1,917	40,564
Varonis Systems, Inc.*	5,162	216,288
VASCO Data Security International, Inc.*	8,404	101,268
Verint Systems, Inc.*	16,704	699,062
VirnetX Holding Corp.*(a)	12,912	50,357
Workiva, Inc.*	6,702	139,737
Zendesk, Inc.*	26,244	763,963
Zix Corp.*	15,845	77,482

		19,534,088

Specialty Retail 2.0%
Aaron’s, Inc.	17,109	746,466
Abercrombie & Fitch Co., Class A	18,107	261,465
American Eagle Outfitters, Inc.	42,434	606,806
America’s Car-Mart, Inc.*	1,644	67,609
Asbury Automotive Group, Inc.*	5,078	310,266
Ascena Retail Group, Inc.*	45,814	112,244
At Home Group, Inc.*(a)	1,385	31,633
Barnes & Noble Education, Inc.*	11,115	72,359
Barnes & Noble, Inc.	14,741	112,032
Big 5 Sporting Goods Corp.(a)	5,754	44,018
Boot Barn Holdings, Inc.*	3,977	35,395
Buckle, Inc. (The)(a)	7,835	132,020
Build-A-Bear Workshop, Inc.*	4,002	36,618
Caleres, Inc.	11,455	349,607
Camping World Holdings, Inc., Class A	6,062	246,966
Carvana Co.*(a)	4,118	60,452
Cato Corp. (The), Class A	6,902	91,313
Chico’s FAS, Inc.(a)	35,039	313,599
Children’s Place, Inc. (The)	4,530	535,219
Citi Trends, Inc.	4,166	82,778
Conn’s, Inc.*(a)	4,746	133,600
Container Store Group, Inc. (The)*(a)	3,978	16,747
DSW, Inc., Class A(a)	17,018	365,547
Express, Inc.*	20,882	141,162
Finish Line, Inc. (The), Class A(a)	11,093	133,449
Five Below, Inc.*	14,401	790,327
Francesca’s Holdings Corp.*	10,494	77,236
Genesco, Inc.*	4,641	123,451
GNC Holdings, Inc., Class A(a)	17,171	151,792
Group 1 Automotive, Inc.(a)	5,094	369,111
Guess?, Inc.(a)	15,492	263,829
Haverty Furniture Cos., Inc.	5,383	140,765
Hibbett Sports, Inc.*	5,798	82,622
J. Jill, Inc.*(a)	3,108	33,846
Kirkland’s, Inc.*	4,499	51,424
Lithia Motors, Inc., Class A(a)	6,196	745,441
Lumber Liquidators Holdings, Inc.*	7,630	297,417
MarineMax, Inc.*	6,946	114,956
Monro, Inc.(a)	8,416	471,717
Office Depot, Inc.	135,534	615,324
Party City Holdco, Inc.*(a)	7,495	101,557
Pier 1 Imports, Inc.	21,722	91,015
Rent-A-Center, Inc.(a)	11,783	135,269
Restoration Hardware Holdings, Inc.*(a)	5,306	373,118
Select Comfort Corp.*	11,112	345,028
Shoe Carnival, Inc.	3,036	67,946
Sonic Automotive, Inc., Class A	7,224	147,370
Sportsman’s Warehouse Holdings, Inc.*(a)	9,825	44,311
Tailored Brands, Inc.	13,484	194,709
Tile Shop Holdings, Inc.	10,098	128,245
Tilly’s, Inc., Class A	2,796	33,524
Vitamin Shoppe, Inc.*	6,588	35,246
Winmark Corp.	644	84,847
Zumiez, Inc.*	5,144	93,106

		11,243,919

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a)	29,577	396,036
Avid Technology, Inc.*	9,016	40,932
CPI Card Group, Inc.(a)	5,830	6,879
Cray, Inc.*	10,359	201,482
Diebold Nixdorf, Inc.(a)	20,462	467,557
Eastman Kodak Co.*(a)	4,380	32,193
Electronics For Imaging, Inc.*	12,219	521,507
Immersion Corp.*(a)	7,545	61,643
Intevac, Inc.*	5,135	43,391
Pure Storage, Inc., Class A*(a)	25,197	402,900
Quantum Corp.*(a)	7,490	45,839
Stratasys Ltd.*	13,136	303,704
Super Micro Computer, Inc.*	10,337	228,448
USA Technologies, Inc.*	12,655	79,094

		2,831,605

Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	7,831	482,233
Crocs, Inc.*	20,317	197,075
Culp, Inc.	2,790	91,372
Deckers Outdoor Corp.*	8,558	585,453
Delta Apparel, Inc.*	1,951	41,966
Fossil Group, Inc.*(a)	11,708	109,236
G-III Apparel Group Ltd.*	11,470	332,859
Iconix Brand Group, Inc.*	13,827	78,676
Movado Group, Inc.	4,311	120,708
Oxford Industries, Inc.	4,462	283,515

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International, Inc.*	3,147	$74,458
Sequential Brands Group, Inc.*(a)	10,888	32,555
Steven Madden Ltd.*(a)	15,924	689,509
Superior Uniform Group, Inc.(a)	2,189	50,128
Unifi, Inc.*	4,358	155,276
Vera Bradley, Inc.*	5,826	51,327
Wolverine World Wide, Inc.	25,479	735,069

		4,111,415

Thrifts & Mortgage Finance 2.3%
ASB Bancorp, Inc.*	735	33,148
Astoria Financial Corp.	24,917	535,716
Bank Mutual Corp.	12,056	122,368
BankFinancial Corp.	4,109	65,292
Bear State Financial, Inc.	4,865	49,915
Beneficial Bancorp, Inc.	18,931	314,255
BofI Holding, Inc.*(a)	16,168	460,303
Capitol Federal Financial, Inc.	34,476	506,797
Charter Financial Corp.	3,383	62,687
Clifton Bancorp, Inc.	4,605	76,996
Dime Community Bancshares, Inc.	8,670	186,405
Entegra Financial Corp.*	1,756	43,812
ESSA Bancorp, Inc.	2,063	32,389
Essent Group Ltd.*	21,559	873,140
Federal Agricultural Mortgage Corp., Class C	2,468	179,522
First Defiance Financial Corp.	2,489	130,648
Flagstar Bancorp, Inc.*	5,835	207,026
Greene County Bancorp, Inc.(a)	680	20,434
Hingham Institution for Savings	342	65,072
Home Bancorp, Inc.	1,526	63,817
HomeStreet, Inc.*	6,163	166,401
Impac Mortgage Holdings, Inc.*(a)	3,408	44,508
Kearny Financial Corp.	22,997	353,004
LendingTree, Inc.*	1,710	418,010
Malvern Bancorp, Inc.*(a)	1,666	44,566
Meridian Bancorp, Inc.	13,076	243,867
Meta Financial Group, Inc.	2,413	189,179
MGIC Investment Corp.*	98,641	1,235,972
Nationstar Mortgage Holdings, Inc.*	7,964	147,891
NMI Holdings, Inc., Class A*	15,382	190,737
Northfield Bancorp, Inc.	11,907	206,586
Northwest Bancshares, Inc.	24,493	422,994
OceanFirst Financial Corp.	8,514	234,050
Ocwen Financial Corp.*(a)	28,668	98,618
Oritani Financial Corp.	10,911	183,305
PCSB Financial Corp.*	4,898	92,376
PennyMac Financial Services, Inc., Class A*(a)	3,934	70,025
PHH Corp.*	14,660	204,214
Provident Bancorp, Inc.*	1,146	26,530
Provident Financial Holdings, Inc.	1,686	33,046
Provident Financial Services, Inc.	16,501	440,082
Prudential Bancorp, Inc.	2,073	38,413
Radian Group, Inc.	58,087	1,085,646
Riverview Bancorp, Inc.	5,038	42,319
SI Financial Group, Inc.	2,754	41,172
Southern Missouri Bancorp, Inc.	1,569	57,253
Territorial Bancorp, Inc.	2,299	72,579
Timberland Bancorp, Inc.	1,610	50,457
TrustCo Bank Corp.	25,205	224,325
United Community Financial Corp.	13,379	128,438
United Financial Bancorp, Inc.	13,575	248,287
Walker & Dunlop, Inc.*	7,404	387,451
Washington Federal, Inc.	23,198	780,613
Waterstone Financial, Inc.	7,283	142,019
Western New England Bancorp, Inc.	6,870	74,883
WSFS Financial Corp.	8,119	395,801

		12,845,359

Tobacco 0.2%
Turning Point Brands, Inc.*	1,623	27,591
Universal Corp.	6,625	379,613
Vector Group Ltd.	26,373	539,852

		947,056

Trading Companies & Distributors 1.3%
Aircastle Ltd.	12,870	286,872
Applied Industrial Technologies, Inc.	10,311	678,464
Beacon Roofing Supply, Inc.*	17,829	913,736
BMC Stock Holdings, Inc.*	17,641	376,635
CAI International, Inc.*	4,330	131,286
DXP Enterprises, Inc.*	4,179	131,597
EnviroStar, Inc.(a)	891	24,636
Foundation Building Materials, Inc.*	3,956	55,938
GATX Corp.(a)	10,127	623,418
GMS, Inc.*	7,141	252,791
H&E Equipment Services, Inc.	8,492	247,966
Herc Holdings, Inc.*(a)	6,545	321,556
Huttig Building Products, Inc.*(a)	6,244	44,083
Kaman Corp.	7,230	403,289
Lawson Products, Inc.*	1,912	48,182
MRC Global, Inc.*	24,138	422,174
Neff Corp., Class A*	2,062	51,550
Nexeo Solutions, Inc.*	6,933	50,611
NOW, Inc.*	28,753	397,079
Rush Enterprises, Inc., Class A*	8,000	370,320
Rush Enterprises, Inc., Class B*	1,513	65,997
SiteOne Landscape Supply, Inc.*	9,152	531,731
Textainer Group Holdings Ltd.*(a)	7,333	125,761
Titan Machinery, Inc.*	4,581	71,143
Triton International Ltd.*	11,799	392,671
Veritiv Corp.*	3,104	100,880
Willis Lease Finance Corp.*	1,215	29,877

		7,150,243

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	15,539	146,067

Water Utilities 0.4%
American States Water Co.	9,814	483,339
AquaVenture Holdings Ltd.*	3,071	41,459
Artesian Resources Corp., Class A	2,024	76,507
Cadiz, Inc.*(a)	5,529	70,218
California Water Service Group	12,933	493,394
Connecticut Water Service, Inc.	3,010	178,493
Consolidated Water Co. Ltd.	4,111	52,621
Global Water Resources, Inc.(a)	2,172	20,460
Middlesex Water Co.	4,238	166,426
Pure Cycle Corp.*(a)	4,209	31,568
SJW Group	4,551	257,587
York Water Co. (The)	3,507	118,887

		1,990,959

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	10,206	$218,102
Shenandoah Telecommunications Co.	12,442	462,842
Spok Holdings, Inc.	5,862	89,982

		770,926

Total Common Stocks (cost $397,692,204)		547,869,246

Rights 0.0%†

	Number of Rights	Value
Biotechnology 0.0%†
Dyax Corp., CVR*(b)(c)(d)	37,889	56,834

Electronic Equipment, Instruments & Components 0.0%†
Gerber Scientific, Inc., CVR*(a)(b)(c)(d)	8,390	0

Total Rights (cost $–)		56,834

Short-Term Investment 0.7%

	Shares	Value
Money Market Fund 0.7%
Fidelity Investments Money Market Prime Money Market Portfolio - Institutional Class, 1.21%, (e)	4,140,118	4,141,774

		4,141,774
Total Short-Term Investment (cost $4,141,758)		4,141,774

Repurchase Agreements 8.6%

	Principal Amount	Value
BNP Paribas Securities Corp., 1.03%, dated 09/29/2017, due 10/02/2017, repurchase price $18,001,545, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 6.25%, maturing 03/31/2021 - 08/15/2037; total market value $18,360,000.(f)	$18,000,000	18,000,000
ML Pierce Fenner & Smith, Inc., 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $5,912,260, collateralized by U.S. Government Agency Securities, ranging from 1.48% - 4.00%, maturing 12/15/2039 - 09/20/2067; total market value $6,029,968.(f)	5,911,733	5,911,733
Natixis New York Branch, 1.07%, dated 09/29/2017, due 10/02/2017, repurchase price $5,000,446, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 2.50%, maturing 05/31/2021 - 02/15/2045; total market value $5,100,462.(f)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 09/29/2017, due 10/06/2017, repurchase price $20,004,083, collateralized by U.S. Government Treasury Securities, 1.63%, maturing 05/31/2023 - 02/15/2026; total market value $20,400,079.(f)	20,000,000	20,000,000

Total Repurchase Agreements (cost $48,911,733)		48,911,733

Total Investments (cost $450,745,695) — 105.8%		600,979,587
Liabilities in excess of other assets — (5.8)%		(32,911,581)

NET ASSETS — 100.0%		$568,068,006

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $64,575,686, which was collateralized by cash used to purchase repurchase agreements with a total value of $48,911,733 and $17,367,341 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from 10/05/2017 - 11/15/2046, a total value of $66,279,074.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of September 30, 2017.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2017 was $48,911,733.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
RE	Reinsured
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	297	12/2017	USD	22,169,565	1,185,031

					1,185,031

At September 30, 2017, the Fund had $781,400 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$7,944,587	$—	$—	$7,944,587
Air Freight & Logistics	1,899,137	—	—	1,899,137
Airlines	1,565,759	—	—	1,565,759
Auto Components	6,708,013	—	—	6,708,013
Automobiles	381,852	—	—	381,852
Banks	57,044,057	—	—	57,044,057
Beverages	1,398,296	—	—	1,398,296
Biotechnology	34,559,707	—	—	34,559,707
Building Products	6,964,258	—	—	6,964,258
Capital Markets	7,328,546	—	—	7,328,546
Chemicals	11,688,226	—	—	11,688,226
Commercial Services & Supplies	13,740,139	—	—	13,740,139
Communications Equipment	9,329,238	—	—	9,329,238
Construction & Engineering	6,442,885	—	—	6,442,885
Construction Materials	1,303,553	—	—	1,303,553
Consumer Finance	3,337,495	—	—	3,337,495
Containers & Packaging	671,755	—	—	671,755
Distributors	486,627	—	—	486,627
Diversified Consumer Services	4,698,761	—	—	4,698,761

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Financial Services	$546,604	$—	$—	$546,604
Diversified Telecommunication Services	3,788,991	—	—	3,788,991
Electric Utilities	5,900,264	—	—	5,900,264
Electrical Equipment	3,531,581	—	—	3,531,581
Electronic Equipment, Instruments & Components	16,024,496	—	—	16,024,496
Energy Equipment & Services	8,213,736	—	—	8,213,736
Equity Real Estate Investment Trusts (REITs)	37,287,199	—	—	37,287,199
Food & Staples Retailing	2,877,987	—	—	2,877,987
Food Products	6,760,311	—	—	6,760,311
Gas Utilities	6,630,886	—	—	6,630,886
Health Care Equipment & Supplies	20,042,588	—	—	20,042,588
Health Care Providers & Services	11,258,928	—	—	11,258,928
Health Care Technology	4,633,791	—	—	4,633,791
Hotels, Restaurants & Leisure	16,603,906	—	—	16,603,906
Household Durables	7,965,353	—	—	7,965,353
Household Products	1,447,669	—	—	1,447,669
Independent Power and Renewable Electricity Producers	2,405,358	—	—	2,405,358
Industrial Conglomerates	304,204	—	—	304,204
Insurance	13,345,491	—	—	13,345,491
Internet & Direct Marketing Retail	2,491,321	—	—	2,491,321
Internet Software & Services	16,553,913	—	—	16,553,913
IT Services	10,098,175	—	—	10,098,175
Leisure Products	1,910,237	—	—	1,910,237
Life Sciences Tools & Services	4,411,583	—	—	4,411,583
Machinery	20,620,257	—	—	20,620,257
Marine	652,967	—	—	652,967
Media	7,158,592	—	—	7,158,592
Metals & Mining	7,098,326	—	—	7,098,326
Mortgage Real Estate Investment Trusts (REITs)	4,847,918	—	—	4,847,918
Multiline Retail	1,822,226	—	—	1,822,226
Multi-Utilities	2,780,905	—	—	2,780,905
Oil, Gas & Consumable Fuels	12,130,667	—	—	12,130,667
Paper & Forest Products	3,374,052	—	—	3,374,052
Personal Products	827,395	—	—	827,395
Pharmaceuticals	11,260,796	—	—	11,260,796
Professional Services	6,728,169	—	—	6,728,169
Real Estate Management & Development	2,043,242	162,695	—	2,205,937
Road & Rail	4,735,394	—	—	4,735,394
Semiconductors & Semiconductor Equipment	17,526,545	—	—	17,526,545
Software	19,534,088	—	—	19,534,088
Specialty Retail	11,243,919	—	—	11,243,919
Technology Hardware, Storage & Peripherals	2,831,605	—	—	2,831,605
Textiles, Apparel & Luxury Goods	4,111,415	—	—	4,111,415
Thrifts & Mortgage Finance	12,845,359	—	—	12,845,359
Tobacco	947,056	—	—	947,056
Trading Companies & Distributors	7,150,243	—	—	7,150,243
Transportation Infrastructure	146,067	—	—	146,067
Water Utilities	1,990,959	—	—	1,990,959
Wireless Telecommunication Services	770,926	—	—	770,926

Total Common Stocks	$547,706,551	$162,695	$—	$547,869,246

Futures Contracts	1,185,031	—	—	1,185,031
Repurchase Agreements	—	48,911,733	—	48,911,733
Rights	—	—	56,834	56,834
Short-Term Investment	4,141,774	—	—	4,141,774

Total	$553,033,356	$49,074,428	$56,834	$602,164,618

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2017, the Fund held one rights investment that was categorized as a Level 3 investment which was valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

NVIT Small Cap Index Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/2016	$96,567	$96,567
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	56,259	56,259
Change in Unrealized Appreciation/(Depreciation)	(39,733)	(39,733)
Purchases	—	—
Sales	(56,259)	(56,259)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/2017	$56,834	$56,834

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 09/30/2017	$9,472	$9,472

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2017:

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,185,031

Total		$1,185,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

September 30, 2017 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 98.1%

	Shares	Value
BRAZIL 0.5%
Aerospace & Defense 0.5%
Embraer SA, ADR	53,820	$1,216,870

CANADA 2.4%
Metals & Mining 0.8%
Wheaton Precious Metals Corp.	96,900	1,848,303

Oil, Gas & Consumable Fuels 1.6%
Husky Energy, Inc.*	89,700	1,122,912
Suncor Energy, Inc.	66,613	2,334,592

		3,457,504

		5,305,807

CHINA 4.8%
Diversified Telecommunication Services 1.2%
China Telecom Corp. Ltd., Class H	5,118,000	2,617,130

Health Care Providers & Services 0.7%
Sinopharm Group Co. Ltd., Class H	355,200	1,567,738

Insurance 0.7%
China Life Insurance Co. Ltd., Class H	561,000	1,679,743

Internet Software & Services 1.3%
Baidu, Inc., ADR*	11,620	2,878,159

Wireless Telecommunication Services 0.9%
China Mobile Ltd.	209,500	2,119,309

		10,862,079

FRANCE 10.8%
Aerospace & Defense 0.8%
Zodiac Aerospace	61,277	1,771,868

Auto Components 1.2%
Cie Generale des Etablissements Michelin	18,890	2,760,779

Banks 2.2%
BNP Paribas SA	59,474	4,799,153

Building Products 1.2%
Cie de Saint-Gobain	44,268	2,638,678

Insurance 1.4%
AXA SA	107,132	3,241,018

Multi-Utilities 0.8%
Veolia Environnement SA	78,986	1,824,460

Oil, Gas & Consumable Fuels 1.4%
TOTAL SA	59,484	3,199,250

Pharmaceuticals 1.8%
Sanofi	39,068	3,883,520

		24,118,726

GERMANY 10.9%
Airlines 0.7%
Deutsche Lufthansa AG (Registered)	55,823	1,551,124

Chemicals 1.1%
LANXESS AG	32,072	2,531,929

Construction Materials 1.0%
HeidelbergCement AG	21,210	2,180,173

Diversified Telecommunication Services 0.5%
Telefonica Deutschland Holding AG	205,794	1,154,906

Industrial Conglomerates 1.2%
Siemens AG (Registered)	18,603	2,620,879

Multi-Utilities 1.2%
Innogy SE Reg. S(a)	59,570	2,651,172

Pharmaceuticals 3.2%
Bayer AG (Registered)	30,424	4,145,992
Merck KGaA	28,858	3,211,496

		7,357,488

Semiconductors & Semiconductor Equipment 1.2%
Infineon Technologies AG	103,505	2,602,014

Software 0.8%
SAP SE	16,813	1,841,869

		24,491,554

HONG KONG 3.6%
Household Durables 0.8%
Haier Electronics Group Co. Ltd.*	732,000	1,791,223

Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd.	259,512	3,330,395

Insurance 0.7%
AIA Group Ltd.	214,800	1,593,021

Real Estate Management & Development 0.6%
CK Asset Holdings Ltd.	155,512	1,293,433

		8,008,072

IRELAND 1.3%
Construction Materials 1.3%
CRH plc	76,825	2,921,247

ISRAEL 0.6%
Pharmaceuticals 0.6%
Teva Pharmaceutical Industries Ltd., ADR	81,255	1,430,088

ITALY 1.6%
Banks 0.6%
Intesa Sanpaolo SpA	377,965	1,336,577

Oil, Gas & Consumable Fuels 1.0%
Eni SpA	132,223	2,190,482

		3,527,059

JAPAN 11.2%
Auto Components 0.7%
Sumitomo Rubber Industries Ltd.	87,600	1,607,025

Automobiles 0.7%
Nissan Motor Co. Ltd.	164,200	1,627,013

Beverages 2.3%
Kirin Holdings Co. Ltd.	93,600	2,203,785
Suntory Beverage & Food Ltd.	66,100	2,946,062

		5,149,847

Electronic Equipment, Instruments & Components 1.1%
Omron Corp.	46,200	2,353,188

Household Durables 0.7%
Panasonic Corp.	106,300	1,541,194

Metals & Mining 1.0%
Sumitomo Metal Mining Co. Ltd.	70,500	2,266,510

Multiline Retail 1.0%
Ryohin Keikaku Co. Ltd.	7,800	2,298,788

Oil, Gas & Consumable Fuels 0.9%
Inpex Corp.	190,900	2,034,563

Real Estate Management & Development 0.7%
Mitsui Fudosan Co. Ltd.	73,400	1,593,073

Technology Hardware, Storage & Peripherals 0.6%
Konica Minolta, Inc.	156,600	1,286,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Wireless Telecommunication Services 1.5%
SoftBank Group Corp.	41,800	$3,378,698

		25,136,525

LUXEMBOURG 0.7%
Energy Equipment & Services 0.7%
Tenaris SA	102,794	1,456,990

NETHERLANDS 8.8%
Banks 1.5%
ING Groep NV	187,675	3,461,257

Chemicals 1.5%
Akzo Nobel NV	35,205	3,250,979

Energy Equipment & Services 1.0%
SBM Offshore NV	121,271	2,200,713

Insurance 2.3%
ASR Nederland NV	82,555	3,302,983
NN Group NV	46,248	1,938,337

		5,241,320

Oil, Gas & Consumable Fuels 2.5%
Royal Dutch Shell plc, Class B	76,567	2,354,578
Royal Dutch Shell plc, Class B, ADR	50,238	3,141,884

		5,496,462

		19,650,731

NORWAY 2.5%
Chemicals 0.8%
Yara International ASA	37,794	1,696,473

Diversified Telecommunication Services 1.7%
Telenor ASA	182,560	3,868,694

		5,565,167

PORTUGAL 0.8%
Oil, Gas & Consumable Fuels 0.8%
Galp Energia SGPS SA	103,688	1,838,917

SINGAPORE 3.2%
Banks 2.0%
DBS Group Holdings Ltd.	164,361	2,529,004
United Overseas Bank Ltd.	110,200	1,909,744

		4,438,748

Diversified Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	1,005,400	2,728,010

		7,166,758

SOUTH KOREA 6.6%
Auto Components 0.7%
Hyundai Mobis Co. Ltd.	7,762	1,626,604

Automobiles 0.4%
Hyundai Motor Co.	7,211	948,400

Banks 2.0%
Hana Financial Group, Inc.	48,027	1,988,998
KB Financial Group, Inc., ADR	49,926	2,447,872

		4,436,870

Technology Hardware, Storage & Peripherals 3.5%
Samsung Electronics Co. Ltd., GDR Reg. S(a)	6,900	7,824,351

		14,836,225

SPAIN 0.7%
Diversified Telecommunication Services 0.7%
Telefonica SA	134,962	1,468,093

SWEDEN 0.7%
Health Care Equipment & Supplies 0.7%
Getinge AB, Class B	82,457	$1,548,565

SWITZERLAND 5.4%
Capital Markets 1.1%
UBS Group AG (Registered)*	150,103	2,565,428

Insurance 0.7%
Swiss Re AG	18,235	1,651,908

Metals & Mining 0.5%
Glencore plc*	256,572	1,176,177

Pharmaceuticals 3.1%
Novartis AG (Registered)	26,201	2,248,342
Roche Holding AG	17,346	4,428,116

		6,676,458

		12,069,971

TAIWAN 2.1%
Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	296,214	2,130,409

Technology Hardware, Storage & Peripherals 1.1%
Catcher Technology Co. Ltd.	132,000	1,233,150
Pegatron Corp.	494,000	1,285,767

		2,518,917

		4,649,326

THAILAND 1.1%
Banks 1.1%
Bangkok Bank PCL, NVDR	375,700	2,101,437
Bangkok Bank PCL	45,200	252,821

		2,354,258

UNITED KINGDOM 14.6%
Aerospace & Defense 2.0%
BAE Systems plc	369,554	3,127,566
Rolls-Royce Holdings plc*	113,029	1,343,678

		4,471,244

Airlines 0.4%
International Consolidated Airlines Group SA	124,373	989,291

Banks 4.2%
Barclays plc	892,490	2,316,013
HSBC Holdings plc	416,292	4,091,850
Standard Chartered plc*	335,836	3,337,946

		9,745,809

Capital Markets 0.6%
London Stock Exchange Group plc	25,120	1,290,459

Chemicals 0.5%
Johnson Matthey plc	24,621	1,129,259

Insurance 0.5%
Aviva plc	163,383	1,127,611

Media 0.5%
Sky plc	85,549	1,049,564

Oil, Gas & Consumable Fuels 2.6%
BP plc	904,580	5,783,575

Pharmaceuticals 0.7%
GlaxoSmithKline plc	76,974	1,535,526

Specialty Retail 0.7%
Kingfisher plc	369,538	1,478,341

Trading Companies & Distributors 0.8%
Travis Perkins plc	93,981	1,823,704

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Wireless Telecommunication Services 1.1%
Vodafone Group plc	909,220	$2,546,792

		32,971,175

UNITED STATES 3.2%
Biotechnology 0.6%
Shire plc	25,735	1,311,042

Health Care Equipment & Supplies 1.0%
LivaNova plc*	31,310	2,193,578

Life Sciences Tools & Services 0.9%
QIAGEN NV*	65,143	2,051,276

Metals & Mining 0.2%
Tahoe Resources, Inc.	66,696	350,652

Pharmaceuticals 0.5%
Perrigo Co. plc	14,200	1,202,030

		7,108,578

Total Common Stocks (cost $169,148,205)		219,702,781

Total Investments (cost $169,148,205) — 98.1%		219,702,781
Other assets in excess of liabilities — 1.9%		4,363,182

NET ASSETS — 100.0%		$224,065,963

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2017 was $10,475,523 which represents 4.68% of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,216,870	$6,243,112	$—	$7,459,982
Airlines	1,551,124	989,291	—	2,540,415
Auto Components	—	5,994,408	—	5,994,408
Automobiles	—	2,575,413	—	2,575,413
Banks	3,784,449	26,788,223	—	30,572,672
Beverages	—	5,149,847	—	5,149,847
Biotechnology	—	1,311,042	—	1,311,042
Building Products	—	2,638,678	—	2,638,678
Capital Markets	—	3,855,887	—	3,855,887
Chemicals	—	8,608,640	—	8,608,640
Construction Materials	2,180,173	2,921,247	—	5,101,420
Diversified Telecommunication Services	—	11,836,833	—	11,836,833
Electronic Equipment, Instruments & Components	—	2,353,188	—	2,353,188
Energy Equipment & Services	—	3,657,703	—	3,657,703
Health Care Equipment & Supplies	2,193,578	1,548,565	—	3,742,143
Health Care Providers & Services	—	1,567,738	—	1,567,738
Household Durables	—	3,332,417	—	3,332,417
Industrial Conglomerates	—	5,951,274	—	5,951,274
Insurance	—	14,534,621	—	14,534,621

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2017 (Unaudited)

Templeton NVIT International Value Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Internet Software & Services	$2,878,159	$—	$—	$2,878,159
Life Sciences Tools & Services	—	2,051,276	—	2,051,276
Media	—	1,049,564	—	1,049,564
Metals & Mining	2,198,955	3,442,687	—	5,641,642
Multiline Retail	—	2,298,788	—	2,298,788
Multi-Utilities	—	4,475,632	—	4,475,632
Oil, Gas & Consumable Fuels	6,599,388	17,401,365	—	24,000,753
Pharmaceuticals	2,632,118	19,452,992	—	22,085,110
Real Estate Management & Development	—	2,886,506	—	2,886,506
Semiconductors & Semiconductor Equipment	2,602,014	2,130,409	—	4,732,423
Software	1,841,869	—	—	1,841,869
Specialty Retail	—	1,478,341	—	1,478,341
Technology Hardware, Storage & Peripherals	—	11,629,894	—	11,629,894
Trading Companies & Distributors	—	1,823,704	—	1,823,704
Wireless Telecommunication Services	—	8,044,799	—	8,044,799

Total Common Stocks	$29,678,697	$190,024,084	$—	$219,702,781

Total	$29,678,697	$190,024,084	$—	$219,702,781

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended September 30, 2017, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer was $2,069,937. The investment was previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At September 30, 2017, Templeton NVIT International Value Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
(b)	During the period ended September 30, 2017, there were five transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $8,585,326. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2017, Templeton NVIT International Value Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
Name: Michael S. Spangler
Title: Principal Executive Officer
Date: November 15, 2017

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: November 15, 2017